UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

380 Madison Avenue, 21st Floor New York, NY	10017
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866)-909-9473

Date of fiscal year end: March 31

Date of reporting period: September 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

WisdomTree Trust

Domestic Dividend Funds

Semi-Annual Report

September 30, 2008

WisdomTree Total Dividend Fund

WisdomTree High-Yielding Equity Fund

WisdomTree LargeCap Dividend Fund

WisdomTree Dividend Top 100 Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Performance Summary (unaudited)

WisdomTree Total Dividend Fund

Sector Breakdown† as of 9/30/08‡

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Bank of America, Corp.	4.3%
General Electric Co.	3.5%
Citigroup Inc.	3.2%
Exxon Mobil Corp.	2.8%
Pfizer, Inc.	2.8%
AT&T Inc.	2.6%
JPMorgan Chase & Co.	2.4%
Wells Fargo & Co.	2.2%
Johnson & Johnson	2.1%
Chevron Corp.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

The WisdomTree Total Dividend Fund (DTD) returned -9.68% at net asset value (“NAV”) for the six month period ended September 30, 2008. Consumer Staples was the best performing sector comprising on average 11.21% of the Fund and returned 1.29% over the period. Financials was the worst performing sector returning -11.57% over the period and comprising on average 30.24% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.28%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Dividend Index	Russell 3000 Index
Six Months*	(9.68)%	(9.61)%	(9.17)%	(10.27)%
One Year	(21.17)%	(21.08)%	(20.37)%	(21.37)%
Since Inception[1]	(1.18)%	(1.24)%	(0.72)%	(1.10)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic Dividend Funds	1

Performance Summary (unaudited)

WisdomTree High-Yielding Equity Fund

Sector Breakdown† as of 9/30/08‡

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Bank of America Corp.	10.0%
Citigroup, Inc.	7.5%
Pfizer, Inc.	6.4%
AT&T Inc.	6.1%
JPMorgan Chase & Co.	5.5%
Wells Fargo & Co.	5.2%
Verizon Communications, Inc.	3.7%
U.S. Bancorp	3.2%
Bristol-Myers Squibb Co.	1.7%
Altria Group, Inc.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree High-Yielding Equity Index.

The WisdomTree High-Yielding Equity Fund (DHS) returned -9.88% at net asset value (“NAV”) for the six month period ended September 30, 2008. Utilities was the best performing sector comprising on average 8.62% of the Fund and returned 4.11% over the period. Financials was the worst performing sector returning -8.87% over the period and comprising on average 53.61% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.38%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree High-Yielding Equity Index	Russell 1000 Value Index
Six Months*	(9.88)%	(10.73)%	(9.58)%	(11.10)%
One Year	(25.23)%	(25.81)%	(24.71)%	(23.39)%
Since Inception[1]	(3.83)%	(4.21)%	(3.64)%	(2.21)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

2	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree LargeCap Dividend Fund

Sector Breakdown† as of 9/30/08‡

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Bank of America Corp.	5.0%
General Electric Co.	4.2%
Citigroup, Inc.	3.8%
Exxon Mobile Corp.	3.4%
Pfizer, Inc.	3.3%
AT&T, Inc.	3.2%
JPMorgan Chase & Co.	2.9%
Wells Fargo & Co.	2.7%
Johnson & Johnson	2.6%
Chevron Corp.	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

The WisdomTree LargeCap Dividend Fund (DLN) returned -10.88% at net asset value (“NAV”) for the six month period ended September 30, 2008. Consumer Staples was the best performing sector, comprising on average 12.63% of the Fund and returned 1.65% over the period. Financials was the worst performing sector returning -14.98% over the period and comprising on average 27.18% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.28%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree LargeCap Dividend Index	S&P 500 Index
Six Months*	(10.88)%	(10.62)%	(10.26)%	(10.87)%
One Year	(22.06)%	(21.82)%	(21.62)%	(21.82)%
Since Inception[1]	(1.18)%	(1.17)%	(0.90)%	(1.11)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic Dividend Funds	3

Performance Summary (unaudited)

WisdomTree Dividend Top 100 Fund

Sector Breakdown† as of 9/30/08‡

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
American Capital Ltd.	2.7%
HCP, Inc.	2.3%
BB&T Corp.	2.2%
Equity Residential	2.0%
U.S. Bancorp	1.9%
UST, Inc.	1.6%
Bank of America Corp.	1.6%
Wells Fargo & Co.	1.6%
Citigroup, Inc.	1.5%
Comerica, Inc.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Dividend Top 100 Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend Top 100 Index.

The WisdomTree Dividend Top 100 Fund (DTN) returned -8.86% at net asset value (“NAV”) for the six month period ended September 30, 2008. Consumer Staples was the best performing sector, comprising on average 10.85% of the Fund and returned 6.31% over the period. Financials was the worst performing sector returning -13.49% over the period and comprising on average 42.30% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.38%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Dividend Top 100 Index	Dow Jones Select Dividend Index
Six Months*	(8.86)%	(8.74)%	(8.07)%	(4.30)%
One Year	(21.48)%	(21.40)%	(20.91)%	(17.81)%
Since Inception[1]	(0.89)%	(0.92)%	(0.40)%	(2.00)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree MidCap Dividend Fund

Sector Breakdown† as of 9/30/08‡

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Windstream Corp.	1.6%
New York Community Bancorp, Inc.	1.2%
Liberty Property Trust	1.2%
Ventas, Inc.	1.2%
Frontier Communications Corp.	1.2%
Health Care REIT, Inc.	1.1%
Duke Realty Corp.	1.0%
Developers Diversified Realty Corp.	1.0%
Apollo Investment Corp.	1.0%
Fidelity National Title Group, Inc. Class A	1.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

The WisdomTree MidCap Dividend Fund (DON) returned -3.81% at net asset value (“NAV”) for the six month period ended September 30, 2008. Utilities was the best performing sector, comprising on average 15.10% of the Fund and returned 1.23% over the period. Materials was the worst performing sector returning -12.85% over the period and comprising on average 7.24% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.38%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Dividend Index	S&P MidCap 400 Index
Six Months*	(3.81)%	(3.49)%	(3.95)%	(6.03)%
One Year	(16.48)%	(16.17)%	(16.75)%	(16.56)%
Since Inception[1]	(1.39)%	(1.05)%	(2.26)%	0.51%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic Dividend Funds	5

Performance Summary (unaudited)

WisdomTree SmallCap Dividend Fund

Sector Breakdown† as of 9/30/08‡

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Home Properties, Inc.	1.0%
Lexington Realty Trust	0.9%
Entertainment Properties Trust	0.9%
Washington Real Estate Investment Trust	0.9%
Omega Healthcare Investors, Inc.	0.9%
Healthcare Realty Trust, Inc.	0.8%
BioMed Realty Trust, Inc.	0.8%
Ares Capital Corp.	0.8%
Cousins Properties, Inc.	0.8%
U-Store-It Trust	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

The WisdomTree SmallCap Dividend Fund (DES) returned -1.60% at net asset value (“NAV”) for the six month period ended September 30, 2008. Utilities was the best performing sector, comprising on average 6.01% of the Fund and returned 10.38% over the period. Consumer Discretionary was the worst performing sector returning -15.06% over the period and comprising on average 11.24% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.38%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Dividend Index	Russell 2000 Index
Six Months*	(1.60)%	(2.28)%	(1.25)%	(0.54)%
One Year	(13.79)%	(14.36)%	(13.76)%	(14.37)%
Since Inception[1]	(1.46)%	(1.76)%	(2.12)%	0.42%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree Domestic Dividend Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 4/01/08 to 9/30/08” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Domestic Dividend Funds	7

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/01/08	Ending Account Value 9/30/08	Annualized Expense Ratio Based on the Period 4/01/08 to 9/30/08	Expenses Paid During the Period† 4/01/08 to 9/30/08
WisdomTree Total Dividend Fund
Actual	$1,000.00	$903.19	0.28%	$1.36
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	0.28%	$1.44
WisdomTree High-Yielding Equity Fund
Actual	$1,000.00	$901.16	0.38%	$1.83
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	0.38%	$1.95
WisdomTree LargeCap Dividend Fund
Actual	$1,000.00	$891.20	0.28%	$1.35
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	0.28%	$1.44
WisdomTree Dividend Top 100 Fund
Actual	$1,000.00	$911.39	0.38%	$1.84
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	0.38%	$1.95
WisdomTree MidCap Dividend Fund
Actual	$1,000.00	$961.85	0.38%	$1.89
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	0.38%	$1.95
WisdomTree SmallCap Dividend Fund
Actual	$1,000.00	$983.98	0.38%	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	0.38%	$1.95
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

8	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund

September 30, 2008

Investments	Shares	Value

COMMON STOCKS – 99.4%
Advertising – 0.1%
Omnicom Group, Inc.	1,493	$57,570
Aerospace/Defense – 1.7%
Boeing Co. (The)	4,850	278,148
General Dynamics Corp.	2,014	148,271
Goodrich Corp.	665	27,664
L-3 Communications Holdings, Inc.	465	45,719
Lockheed Martin Corp.	2,442	267,814
Northrop Grumman Corp.	2,442	147,839
Raytheon Co.	2,761	147,741
Rockwell Collins, Inc.	592	28,469
United Technologies Corp.	6,409	384,924

Total Aerospace/Defense		1,476,589
Agriculture – 1.4%
Altria Group, Inc.	31,713	629,185
Archer-Daniels-Midland Co.	2,799	61,326
Reynolds American, Inc.	5,816	282,774
Universal Corp.	419	20,569
UST, Inc.	2,633	175,200
Vector Group Ltd.	1,968	34,755

Total Agriculture		1,203,809
Airlines – 0.0%
Southwest Airlines Co.	245	3,555
Apparel – 0.3%
Cherokee, Inc.	484	10,638
Columbia Sportswear Co.	202	8,476
Jones Apparel Group, Inc.	1,251	23,156
NIKE, Inc. Class B	2,136	142,899
Oxford Industries, Inc.	182	4,701
Polo Ralph Lauren Corp.	50	3,332
VF Corp.	1,351	104,446
Wolverine World Wide, Inc.	200	5,292

Total Apparel		302,940
Auto Manufacturers – 0.1%
Oshkosh Truck Corp.	404	5,317
Paccar, Inc.	2,075	79,244

Total Auto Manufacturers		84,561
Auto Parts & Equipment – 0.2%
American Axle & Manufacturing Holdings, Inc.	765	4,100
ArvinMeritor, Inc.	1,318	17,187
BorgWarner, Inc.	448	14,681
Cooper Tire & Rubber Co.	883	7,594
Johnson Controls, Inc.	3,246	98,451
Modine Manufacturing Co.	657	9,513
Superior Industries International, Inc.	279	5,346
WABCO Holdings, Inc.	91	3,234

Total Auto Parts & Equipment		160,106
Banks – 12.8%
1st Source Corp.	353	8,296
Associated Banc-Corp	2,445	48,778

Investments	Shares	Value

BancorpSouth, Inc.	1,330	$37,413
BancTrust Financial Group, Inc.	337	4,421
Bank Mutual Corp.	493	5,596
Bank of America Corp.	108,092	3,783,219
Bank of Hawaii Corp.	754	40,301
Bank of New York Mellon Corp. (The)	8,633	281,263
BB&T Corp.	12,351	466,867
BOK Financial Corp.	477	23,092
Capital One Financial Corp.	390	19,890
Capitol Bancorp Ltd.	516	10,057
Cathay General Bancorp	293	6,973
Central Pacific Financial Corp.	689	11,582
Chemical Financial Corp.	536	16,691
City Holding Co.	232	9,802
City National Corp.	626	33,992
Colonial BancGroup, Inc. (The)	3,494	27,463
Comerica, Inc.	3,582	117,454
Commerce Bancshares, Inc.	685	31,784
Community Bank System, Inc.	682	17,152
Community Trust Bancorp, Inc.	236	8,118
Cullen/Frost Bankers, Inc.	786	47,160
CVB Financial Corp.	1,478	20,544
East West Bancorp, Inc.	484	6,631
Fifth Third Bancorp	13,518	160,864
First Busey Corp.	797	14,609
First Commonwealth Financial Corp.	2,237	30,132
First Community Bancshares, Inc.	90	3,377
First Financial Bancorp	1,216	17,754
First Financial Bankshares, Inc.	372	19,299
First Financial Corp.	180	8,456
First Merchants Corp.	233	5,312
First Midwest Bancorp, Inc.	910	22,058
FirstMerit Corp.	2,063	43,323
FNB Corp./PA	1,902	30,394
Frontier Financial Corp.	812	10,905
Fulton Financial Corp.	3,782	41,262
Glacier Bancorp, Inc.	734	18,181
Green Bancshares, Inc.	166	3,903
Hancock Holding Co.	424	21,624
Harleysville National Corp.	892	15,146
Huntington Bancshares, Inc.	10,870	86,851
IBERIABANK Corp.	149	7,875
Independent Bank Corp.	805	4,983
Integra Bank Corp.	338	2,697
International Bancshares Corp.	994	26,838
KeyCorp	9,989	119,269
M&T Bank Corp.	1,486	132,626
Macatawa Bank Corp.	415	2,901
Marshall & Ilsley Corp.	4,667	94,040
MB Financial, Inc.	502	16,601
National City Corp.	24,565	42,989
National Penn Bancshares, Inc.	1,251	18,265
NBT Bancorp, Inc.	564	16,875
Northern Trust Corp.	1,291	93,210

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	9

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund

September 30, 2008

Investments	Shares	Value

Old National Bancorp	1,658	$33,193
Pacific Capital Bancorp	996	20,269
PacWest Bancorp	466	13,323
Park National Corp.	371	28,938
PNC Financial Services Group, Inc.	5,128	383,062
Prosperity Bancshares, Inc.	294	9,993
Provident Bankshares Corp.	979	9,506
Regions Financial Corp.	17,156	164,698
Renasant Corp.	195	4,233
S&T Bancorp, Inc.	539	19,851
Seacoast Banking Corp. of Florida	620	6,653
South Financial Group, Inc. (The)	1,518	11,127
State Street Corp.	1,623	92,316
Sterling Financial Corp.	413	5,989
SunTrust Banks, Inc.	6,230	280,288
Susquehanna Bancshares, Inc.	1,406	27,445
Synovus Financial Corp.	4,319	44,702
TCF Financial Corp.	2,831	50,958
Tompkins Financial Corp.	80	4,040
TrustCo Bank Corp.	2,359	27,624
Trustmark Corp.	1,066	22,109
U.S. Bancorp	33,657	1,212,324
UMB Financial Corp.	368	19,327
Umpqua Holdings Corp.	1,362	20,035
United Bankshares, Inc.	830	29,050
United Community Banks, Inc.	316	4,190
United Security Bancshares, Inc.	263	4,303
Univest Corp. of Pennsylvania	150	5,550
Valley National Bancorp	2,405	50,409
Wachovia Corp.	50,094	175,329
Webster Financial Corp.	922	23,281
Wells Fargo & Co.	52,322	1,963,644
WesBanco, Inc.	400	10,648
Westamerica Bancorp.	431	24,795
Whitney Holding Corp.	1,366	33,126
Wilmington Trust Corp.	1,158	33,385
Wilshire Bancorp, Inc.	328	3,992
Zions Bancorp	1,551	60,024

Total Banks		11,150,887
Beverages – 2.9%
Anheuser-Busch Cos., Inc.	7,088	459,869
Brown-Forman Corp. Class A	452	32,092
Brown-Forman Corp. Class B	533	38,275
Coca-Cola Co. (The)	19,149	1,012,599
Coca-Cola Enterprises, Inc.	1,702	28,543
Molson Coors Brewing Co., Class B	759	35,483
Pepsi Bottling Group, Inc.	1,213	35,383
PepsiAmericas, Inc.	841	17,426
PepsiCo, Inc.	11,844	844,122

Total Beverages		2,503,792
Building Materials – 0.2%
Eagle Materials, Inc.	507	11,342
Lennox International, Inc.	482	16,036

Investments	Shares	Value

Martin Marietta Materials, Inc.	197	$22,060
Masco Corp.	6,134	110,044
Simpson Manufacturing Co., Inc.	194	5,255

Total Building Materials		164,737
Chemicals – 2.4%
A. Schulman, Inc.	187	3,699
Air Products & Chemicals, Inc.	1,202	82,325
Airgas, Inc.	292	14,498
Albemarle Corp.	433	13,354
Arch Chemicals, Inc.	211	7,448
Ashland, Inc.	635	18,567
Cabot Corp.	569	18,083
Celanese Corp. Series A	309	8,624
Chemtura Corp.	3,049	13,903
Dow Chemical Co. (The)	14,916	474,030
E.I. du Pont de Nemours & Co.	13,330	537,198
Eastman Chemical Co.	893	49,169
Ecolab, Inc.	863	41,873
Ferro Corp.	659	13,246
FMC Corp.	266	13,670
H.B. Fuller Co.	138	2,880
Hercules, Inc.	723	14,308
Huntsman Corp.	1,520	19,152
Innophos Holdings, Inc.	369	8,996
International Flavors & Fragrances, Inc.	584	23,045
Kronos Worldwide, Inc.	1,225	16,231
Lubrizol Corp.	544	23,468
Monsanto Co.	1,415	140,057
NewMarket Corp.	54	2,838
Olin Corp.	1,335	25,899
PPG Industries, Inc.	1,865	108,767
Praxair, Inc.	1,610	115,501
Rohm & Haas Co.	2,047	143,290
RPM International, Inc.	1,823	35,257
Sensient Technologies Corp.	629	17,694
Sherwin-Williams Co. (The)	1,012	57,846
Sigma-Aldrich Corp.	418	21,912
Spartech Corp.	377	3,732
Valhi, Inc.	1,166	20,988
Valspar Corp. (The)	1,044	23,271
Westlake Chemical Corp.	224	4,711

Total Chemicals		2,139,530
Coal – 0.1%
Arch Coal, Inc.	439	14,439
Consol Energy, Inc.	414	18,998
Massey Energy Co.	161	5,743
Peabody Energy Corp.	480	21,600
Penn Virginia GP Holdings LP	620	12,952
Walter Industries, Inc.	121	5,741

Total Coal		79,473
Commercial Services – 1.0%
ABM Industries, Inc.	713	15,572
Advance America, Cash Advance Centers, Inc.	2,257	6,748

See Notes to Financial Statements.

10	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund

September 30, 2008

Investments	Shares	Value

Automatic Data Processing, Inc.	5,260	$224,866
Corporate Executive Board Co. (The)	444	13,875
Deluxe Corp.	870	12,519
H&R Block, Inc.	3,898	88,680
Healthcare Services Group, Inc.	391	7,151
Interactive Data Corp.	742	18,713
Jackson Hewitt Tax Service, Inc.	265	4,065
Kelly Services, Inc. Class A	250	4,763
Landauer, Inc.	115	8,366
Manpower, Inc.	527	22,745
Mastercard, Inc. Class A	104	18,442
McGrath Rentcorp	199	5,735
McKesson Corp.	443	23,838
Moody’s Corp.	769	26,146
Paychex, Inc.	4,565	150,782
Pharmaceutical Product Development, Inc.	555	22,949
R.R. Donnelley & Sons Co.	2,501	61,350
Robert Half International, Inc.	1,245	30,814
Rollins, Inc.	750	14,235
Service Corp. International	1,640	13,710
Sotheby’s Class A	571	11,454
Strayer Education, Inc.	45	9,012
Total System Services, Inc.	3,082	50,545
Weight Watchers International, Inc.	570	20,862
Western Union Co. (The)	647	15,961

Total Commercial Services		903,898
Computers – 1.5%
Diebold, Inc.	862	28,541
Hewlett-Packard Co.	6,203	286,827
IKON Office Solutions, Inc.	627	10,665
Imation Corp.	685	15,474
International Business Machines Corp.	7,908	924,920
Jack Henry & Associates, Inc.	222	4,513

Total Computers		1,270,940
Cosmetics/Personal Care – 2.3%
Alberto-Culver Co.	281	7,654
Avon Products, Inc.	3,102	128,950
Colgate-Palmolive Co.	3,616	272,466
Estee Lauder Cos., Inc. (The) Class A	626	31,244
Procter & Gamble Co.	22,783	1,587,747

Total Cosmetics/Personal Care		2,028,061
Distribution/Wholesale – 0.2%
Fastenal Co.	758	37,438
Genuine Parts Co.	2,009	80,781
Owens & Minor, Inc.	412	19,982
Pool Corp.	482	11,245
W.W. Grainger, Inc.	539	46,877
Watsco, Inc.	443	22,274

Total Distribution/Wholesale		218,597
Diversified Financial Services – 7.3%
Advanta Corp. Class A	1,139	5,615
Advanta Corp. Class B	1,304	10,732

Investments	Shares	Value

American Express Co.	6,210	$220,020
Ameriprise Financial, Inc.	912	34,838
BlackRock, Inc.	589	114,561
Charles Schwab Corp. (The)	3,609	93,834
CIT Group, Inc.	3,240	22,550
Citigroup, Inc.	137,278	2,815,571
CME Group, Inc.	113	41,981
Cohen & Steers, Inc.	541	15,327
Discover Financial Services	2,803	38,737
Eaton Vance Corp.	617	21,737
Federated Investors, Inc. Class B	883	25,475
Financial Federal Corp.	164	3,759
Franklin Resources, Inc.	495	43,624
Goldman Sachs Group, Inc.	1,036	132,608
Greenhill & Co., Inc.	289	21,314
JPMorgan Chase & Co.	44,812	2,092,720
Legg Mason, Inc.	692	26,338
Merrill Lynch & Co., Inc.	8,503	215,126
Morgan Stanley	8,844	203,412
National Financial Partners Corp.	423	6,345
NYSE Euronext	1,236	48,426
Raymond James Financial, Inc.	655	21,602
Student Loan Corp. (The)	384	35,712
SWS Group, Inc.	384	7,741
T. Rowe Price Group, Inc.	1,133	60,853
Waddell & Reed Financial, Inc. Class A	769	19,033

Total Diversified Financial Services		6,399,591
Electric – 5.4%
ALLETE, Inc.	649	28,881
Alliant Energy Corp.	1,391	44,804
Ameren Corp.	3,659	142,811
American Electric Power Co., Inc.	5,389	199,555
Avista Corp.	817	17,737
Black Hills Corp.	577	17,927
CH Energy Group, Inc.	450	19,607
Cleco Corp.	935	23,609
CMS Energy Corp.	1,056	13,168
Consolidated Edison, Inc.	4,923	211,491
Constellation Energy Group, Inc.	1,233	29,962
Dominion Resources, Inc.	7,046	301,427
DPL, Inc.	1,390	34,472
DTE Energy Co.	2,911	116,789
Duke Energy Corp.	20,938	364,948
Edison International	2,601	103,780
Empire District Electric Co. (The)	970	20,710
Entergy Corp.	1,876	166,983
Exelon Corp.	4,980	311,847
FirstEnergy Corp.	3,067	205,458
FPL Group, Inc.	3,582	180,175
Great Plains Energy, Inc.	1,921	42,685
Hawaiian Electric Industries, Inc.	1,792	52,165
IDACORP, Inc.	726	21,119
Integrys Energy Group, Inc.	1,553	77,557
ITC Holdings Corp.	380	19,673

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	11

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund

September 30, 2008

Investments	Shares	Value

MDU Resources Group, Inc.	1,617	$46,893
MGE Energy, Inc.	501	17,811
Northeast Utilities	1,639	42,040
NorthWestern Corp.	843	21,185
NSTAR	1,661	55,644
OGE Energy Corp.	1,511	46,660
Otter Tail Corp.	557	17,117
Pepco Holdings, Inc.	2,843	65,133
PG&E Corp.	4,153	155,530
Pinnacle West Capital Corp.	1,975	67,960
PNM Resources, Inc.	1,469	15,043
Portland General Electric Co.	1,054	24,938
PPL Corp.	3,168	117,279
Progress Energy, Inc.	4,884	210,647
Public Service Enterprise Group, Inc.	4,660	152,801
Puget Energy, Inc.	1,739	46,431
SCANA Corp.	1,820	70,853
Sierra Pacific Resources	1,774	16,995
Southern Co.	11,948	450,319
TECO Energy, Inc.	3,733	58,720
UIL Holdings Corp.	629	21,594
UniSource Energy Co.	593	17,310
Westar Energy, Inc.	1,765	40,666
Wisconsin Energy Corp.	920	41,308
Xcel Energy, Inc.	6,283	125,597

Total Electric		4,715,814
Electrical Components & Equipment – 0.4%
Ametek, Inc.	356	14,514
Emerson Electric Co.	6,581	268,439
Hubbell, Inc. Class B	578	20,259
Molex, Inc.	856	19,217
Molex, Inc. Class A	760	15,816

Total Electrical Components & Equipment		338,245
Electronics – 0.1%
Applied Biosystems, Inc.	469	16,063
AVX Corp.	1,221	12,442
Brady Corp. Class A	407	14,359
Gentex Corp.	1,488	21,279
Jabil Circuit, Inc.	1,586	15,130
National Instruments Corp.	552	16,588
PerkinElmer, Inc.	659	16,455
Woodward Governor Co.	120	4,232

Total Electronics		116,548
Engineering & Construction – 0.0%
Fluor Corp.	420	23,394
Granite Construction, Inc.	169	6,054

Total Engineering & Construction		29,448
Entertainment – 0.1%
International Game Technology	1,599	27,471
National CineMedia, Inc.	312	3,448
Regal Entertainment Group Class A	3,307	52,184

Total Entertainment		83,103

Investments	Shares	Value

Environmental Control – 0.3%
American Ecology Corp.	100	$2,767
Mine Safety Appliances Co.	363	13,838
Nalco Holding Co.	313	5,803
Republic Services, Inc.	1,613	48,358
Waste Management, Inc.	5,599	176,312

Total Environmental Control		247,078
Food – 2.8%
B&G Foods, Inc. Class A	1,463	10,460
Campbell Soup Co.	3,505	135,293
ConAgra Foods, Inc.	5,777	112,420
Corn Products International, Inc.	481	15,527
Del Monte Foods Co.	2,055	16,029
Flowers Foods, Inc.	940	27,598
General Mills, Inc.	3,474	238,733
H.J. Heinz Co.	3,987	199,230
Hershey Co. (The)	1,925	76,115
Hormel Foods Corp.	1,059	38,421
J.M. Smucker Co. (The)	581	29,451
Kellogg Co.	3,562	199,828
Kraft Foods, Inc. Class A	19,367	634,270
Kroger Co. (The)	3,108	85,408
Lancaster Colony Corp.	476	17,926
Lance, Inc.	414	9,394
McCormick & Co., Inc.	1,105	42,487
Ruddick Corp.	390	12,656
Safeway, Inc.	1,421	33,706
Sanderson Farms, Inc.	179	6,576
Sara Lee Corp.	7,286	92,022
SUPERVALU, Inc.	1,567	34,004
SYSCO Corp.	6,508	200,642
Tyson Foods, Inc. Class A	1,527	18,232
Weis Markets, Inc.	412	14,836
Wm. Wrigley Jr. Co.	1,597	126,802

Total Food		2,428,066
Forest Products & Paper – 0.7%
International Paper Co.	5,131	134,330
MeadWestvaco Corp.	2,057	47,949
P.H. Glatfelter Co.	304	4,116
Plum Creek Timber Co., Inc.	2,503	124,800
Potlatch Corp.	678	31,452
Rayonier, Inc.	1,250	59,188
Wausau Paper Corp.	571	5,784
Weyerhaeuser Co.	2,730	165,383

Total Forest Products & Paper		573,002
Gas – 0.8%
AGL Resources, Inc.	1,364	42,802
Atmos Energy Corp.	1,846	49,141
CenterPoint Energy, Inc.	4,726	68,858
Energen Corp.	173	7,833
Laclede Group, Inc. (The)	479	23,227
National Fuel Gas Co.	802	33,828

See Notes to Financial Statements.

12	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund

September 30, 2008

Investments	Shares	Value

New Jersey Resources Corp.	645	$23,149
Nicor, Inc.	877	38,895
NiSource, Inc.	5,323	78,567
Northwest Natural Gas Co.	414	21,528
Piedmont Natural Gas Co., Inc.	1,236	39,503
Sempra Energy	1,941	97,963
South Jersey Industries, Inc.	489	17,457
Southern Union Co.	1,069	22,075
Southwest Gas Corp.	723	21,878
UGI Corp.	1,254	32,328
Vectren Corp.	1,413	39,352
WGL Holdings, Inc.	938	30,438

Total Gas		688,822
Hand/Machine Tools – 0.2%
Baldor Electric Co.	467	13,454
Black & Decker Corp.	541	32,866
Kennametal, Inc.	489	13,262
Lincoln Electric Holdings, Inc.	334	21,480
Regal-Beloit Corp.	152	6,463
Snap-On, Inc.	608	32,017
Stanley Works (The)	833	34,769

Total Hand/Machine Tools		154,311
Healthcare-Products – 2.9%
Baxter International, Inc.	3,553	233,183
Beckman Coulter, Inc.	296	21,013
Becton Dickinson & Co.	1,292	103,696
C.R. Bard, Inc.	315	29,884
DENTSPLY International, Inc.	343	12,876
Hill-Rom Holdings, Inc.	616	18,671
Johnson & Johnson	27,010	1,871,253
Medtronic, Inc.	4,353	218,085
Mentor Corp.	459	10,952
Meridian Bioscience, Inc.	226	6,563
STERIS Corp.	192	7,215
Stryker Corp.	485	30,216
West Pharmaceutical Services, Inc.	144	7,030

Total Healthcare-Products		2,570,637
Healthcare-Services – 0.1%
Brookdale Senior Living, Inc.	2,695	59,263
Quest Diagnostics, Inc.	646	33,379
UnitedHealth Group, Inc.	252	6,398
Universal Health Services, Inc. Class B	119	6,668

Total Healthcare-Services		105,708
Holding Companies-Diversified – 0.0%
Compass Diversified Holdings	1,325	18,471
Leucadia National Corp.	505	22,947

Total Holding Companies-Diversified		41,418
Home Builders – 0.2%
Centex Corp.	518	8,392
D.R. Horton, Inc.	5,736	74,682
KB Home	1,698	33,417

Investments	Shares	Value

Lennar Corp. Class A	1,754	$26,643
Lennar Corp. Class B	426	5,189
MDC Holdings, Inc.	561	20,527
Pulte Homes, Inc.	1,710	23,889
Ryland Group, Inc.	420	11,138
Thor Industries, Inc.	138	3,425

Total Home Builders		207,302
Home Furnishings – 0.1%
Bassett Furniture Industries, Inc.	319	2,727
Ethan Allen Interiors, Inc.	513	14,374
Furniture Brands International, Inc.	1,554	16,348
La-Z-Boy, Inc.	1,691	15,760
Whirlpool Corp.	685	54,315

Total Home Furnishings		103,524
Household Products/Wares – 0.7%
American Greetings Corp. Class A	226	3,456
Avery Dennison Corp.	1,410	62,717
Blyth, Inc.	634	7,190
Church & Dwight Co., Inc.	119	7,389
Clorox Co.	1,339	83,942
Ennis, Inc.	234	3,618
Fortune Brands, Inc.	1,322	75,830
Kimberly-Clark Corp.	5,033	326,339
Scotts Miracle-Gro Co. (The) Class A	447	10,567
Standard Register Co. (The)	668	6,580
Tupperware Brands Corp.	742	20,501
WD-40 Co.	151	5,425

Total Household Products/Wares		613,554
Housewares – 0.1%
Newell Rubbermaid, Inc.	3,453	59,599
Toro Co.	103	4,254

Total Housewares		63,853
Insurance – 3.1%
Allstate Corp. (The)	6,587	303,792
AMBAC Financial Group, Inc.	1,472	3,430
American Family Life Assurance Co., Inc.	2,262	132,893
American Financial Group, Inc.	914	26,963
American National Insurance Co.	283	24,431
AON Corp.	1,409	63,349
Arthur J. Gallagher & Co.	1,886	48,395
Assurant, Inc.	417	22,935
Brown & Brown, Inc.	863	18,658
Chubb Corp.	3,127	171,672
Cincinnati Financial Corp.	2,406	68,427
CNA Financial Corp.	1,937	50,827
Erie Indemnity Co. Class A	741	31,322
Fidelity National Title Group, Inc. Class A	6,795	99,887
First American Corp.	1,001	29,530
Genworth Financial, Inc. Class A	2,761	23,772
Hanover Insurance Group, Inc. (The)	87	3,960
Harleysville Group, Inc.	486	18,371
Hartford Financial Services Group, Inc.	2,878	117,969

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	13

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund

September 30, 2008

Investments	Shares	Value

HCC Insurance Holdings, Inc.	862	$23,274
Hilb Rogal & Hobbs Co.	143	6,684
LandAmerica Financial Group, Inc.	232	5,626
Lincoln National Corp.	2,965	126,932
Loews Corp.	1,064	42,017
Marsh & McLennan Cos., Inc.	6,052	192,212
Mercury General Corp.	944	51,684
Metlife, Inc.	3,394	190,064
Nationwide Financial Services, Inc. Class A	552	27,230
Old Republic International Corp.	3,932	50,133
Phoenix Cos., Inc. (The)	393	3,631
Principal Financial Group, Inc.	1,366	59,407
Progressive Corp. (The)	683	11,884
Protective Life Corp.	744	21,211
Prudential Financial, Inc.	2,149	154,728
Reinsurance Group of America Inc. Class A	85	4,590
Safety Insurance Group, Inc.	451	17,106
Selective Insurance Group, Inc.	661	15,150
StanCorp Financial Group, Inc.	393	20,436
State Auto Financial Corp.	523	15,204
Stewart Information Services Corp.	145	4,314
Torchmark Corp.	354	21,169
Transatlantic Holdings, Inc.	287	15,598
Travelers Cos., Inc. (The)	5,395	243,854
United Fire & Casualty Co.	187	5,346
Unitrin, Inc.	1,136	28,332
Unum Group	1,925	48,318
W.R. Berkley Corp.	642	15,119
Zenith National Insurance Corp.	784	28,726

Total Insurance		2,710,562
Internet – 0.0%
United Online, Inc.	1,942	18,274
Investment Companies – 0.6%
Allied Capital Corp.	7,070	76,356
American Capital Ltd.	8,600	219,385
Apollo Investment Corp.	5,757	98,157
Ares Capital Corp.	3,572	37,256
BlackRock Kelso Capital Corp.	2,484	28,641
Gladstone Capital Corp.	829	12,634
Hercules Technology Growth Capital, Inc.	1,661	16,112
Kohlberg Capital Corp.	1,237	10,626
NGP Capital Resources Co.	702	10,228
Patriot Capital Funding, Inc.	1,537	9,791
PennantPark Investment Corp.	561	4,157
Prospect Capital Corp.	1,377	17,639
TICC Capital Corp.	1,673	8,599

Total Investment Companies		549,581
Iron/Steel – 0.1%
Allegheny Technologies, Inc.	352	10,402
Carpenter Technology Corp.	232	5,951
Cleveland-Cliffs, Inc.	142	7,517
Mesabi Trust	595	11,513

Investments	Shares	Value

Nucor Corp.	950	$37,524
Reliance Steel & Aluminum Co.	275	10,442
Steel Dynamics, Inc.	695	11,878
United States Steel Corp.	354	27,474

Total Iron/Steel		122,701
Leisure Time – 0.2%
Brunswick Corp.	1,269	16,231
Callaway Golf Co.	305	4,291
Harley-Davidson, Inc.	2,401	89,558
Polaris Industries, Inc.	505	22,972

Total Leisure Time		133,052
Lodging – 0.1%
Ameristar Casinos, Inc.	211	2,994
Choice Hotels International, Inc.	569	15,420
Marriott International, Inc. Class A	1,186	30,943
Starwood Hotels & Resorts Worldwide, Inc.	1,481	41,676
Wyndham Worldwide Corp	626	9,834

Total Lodging		100,867
Machinery-Construction & Mining – 0.4%
Caterpillar, Inc.	4,955	295,318
Joy Global, Inc.	444	20,042

Total Machinery-Construction & Mining		315,360
Machinery-Diversified – 0.4%
Applied Industrial Technologies, Inc.	456	12,280
Briggs & Stratton Corp.	834	13,494
Cognex Corp.	279	5,625
Cummins, Inc.	755	33,009
Deere & Co.	2,082	103,058
Flowserve Corp.	175	15,535
Graco, Inc.	601	21,402
IDEX Corp.	598	18,550
NACCO Industries, Inc. Class A	47	4,442
Nordson Corp.	235	11,541
Rockwell Automation, Inc.	1,060	39,580
Roper Industries, Inc.	236	13,443
Sauer-Danfoss, Inc.	676	16,690

Total Machinery-Diversified		308,649
Media – 1.2%
Belo Corp. Class A	1,406	8,380
CBS Corp. Class A	1,005	14,703
CBS Corp. Class B	9,421	137,358
Entercom Communications Corp. Class A	1,451	7,284
Factset Research Systems, Inc.	159	8,308
Gannett Co., Inc.	3,827	64,715
Hearst-Argyle Television, Inc.	205	4,578
John Wiley & Sons, Inc. Class A	193	7,807
Lee Enterprises, Inc.	1,278	4,473
McClatchy Co. Class A	1,594	7,014
McGraw-Hill Cos., Inc. (The)	2,256	71,312
Media General, Inc. Class A	286	3,555
Meredith Corp.	277	7,767

See Notes to Financial Statements.

14	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund

September 30, 2008

Investments	Shares	Value

New York Times Co. (The) Class A	3,244	$46,357
News Corp. Class A	4,871	58,403
News Corp. Class B	1,853	22,514
Sinclair Broadcast Group, Inc. Class A	1,806	9,102
Time Warner, Inc.	21,412	280,711
Walt Disney Co. (The)	7,999	245,489
Washington Post Co. (The) Class B	36	20,043
World Wrestling Entertainment, Inc. Class A	656	10,142

Total Media		1,040,015
Metal Fabricate/Hardware – 0.1%
Commercial Metals Co.	725	12,245
Kaydon Corp.	79	3,560
Mueller Industries, Inc.	225	5,177
Timken Co. (The)	893	25,316
Worthington Industries, Inc.	1,256	18,765

Total Metal Fabricate/Hardware		65,063
Mining – 1.0%
Alcoa, Inc.	6,472	146,137
AMCOL International Corp.	233	7,284
Compass Minerals International, Inc.	442	23,156
Freeport-McMoRan Copper & Gold, Inc. Class B	1,883	107,049
Newmont Mining Corp.	1,410	54,652
Southern Copper Corp.	26,561	506,783
Titanium Metals Corp.	853	9,673
Vulcan Materials Co.	817	60,867

Total Mining		915,601
Miscellaneous Manufacturing – 5.1%
3M Co.	6,180	422,156
A.O. Smith Corp.	131	5,134
Acuity Brands, Inc.	324	13,530
AptarGroup, Inc.	407	15,918
Barnes Group, Inc.	597	12,071
Brink’s Co. (The)	109	6,651
Carlisle Cos., Inc.	538	16,124
CLARCOR, Inc.	113	4,288
Crane Co.	477	14,172
Danaher Corp.	136	9,438
Donaldson Co., Inc.	385	16,135
Dover Corp.	1,429	57,946
Eastman Kodak Co.	2,527	38,865
Eaton Corp.	1,126	63,259
Federal Signal Corp.	316	4,329
General Electric Co.	119,247	3,040,800
Harsco Corp.	507	18,855
Honeywell International, Inc.	4,690	194,870
Illinois Tool Works, Inc.	4,434	197,091
ITT Industries, Inc.	665	36,981
Koppers Holdings, Inc.	82	3,068
Leggett & Platt, Inc.	3,397	74,021
NL Industries, Inc.	1,075	11,040
Pall Corp.	655	22,525
Parker Hannifin Corp.	746	39,538

Investments	Shares	Value

Pentair, Inc.	770	$26,619
SPX Corp.	256	19,712
Standex International Corp.	168	4,662
Teleflex, Inc.	366	23,237
Textron, Inc.	1,312	38,415
Trinity Industries, Inc.	489	12,582

Total Miscellaneous Manufacturing		4,464,032
Office Furnishings – 0.1%
Herman Miller, Inc.	517	12,651
HNI Corp.	493	12,493
Knoll, Inc.	550	8,316
Steelcase, Inc. Class A	1,744	18,748

Total Office Furnishings		52,208
Office/Business Equipment – 0.2%
Pitney Bowes, Inc.	3,108	103,372
Xerox Corp.	3,649	42,073

Total Office/Business Equipment		145,445
Oil & Gas – 7.3%
Anadarko Petroleum Corp.	1,073	52,051
Apache Corp.	735	76,646
Chesapeake Energy Corp.	1,368	49,056
Chevron Corp.	20,795	1,715,172
Cimarex Energy Co.	78	3,815
ConocoPhillips	12,069	884,054
Devon Energy Corp.	1,080	98,496
Diamond Offshore Drilling, Inc.	194	19,994
EOG Resources, Inc.	422	37,752
Equitable Resources, Inc.	942	34,553
Exxon Mobil Corp.	32,069	2,490,479
Helmerich & Payne, Inc.	144	6,219
Hess Corp.	555	45,554
Holly Corp.	372	10,758
Marathon Oil Corp.	4,509	179,774
Murphy Oil Corp.	667	42,781
Noble Energy, Inc.	418	23,237
Occidental Petroleum Corp.	4,451	313,573
Patterson-UTI Energy, Inc.	1,764	35,315
Pioneer Natural Resources Co.	357	18,664
Questar Corp.	590	24,143
Range Resources Corp.	117	5,016
Rowan Cos., Inc.	626	19,124
Sunoco, Inc.	774	27,539
Tesoro Corp.	571	9,416
Valero Energy Corp.	1,527	46,268
W&T Offshore, Inc.	93	2,538
XTO Energy, Inc.	1,697	78,944

Total Oil & Gas		6,350,931
Oil & Gas Services – 0.3%
Baker Hughes, Inc.	857	51,883
BJ Services Co.	1,335	25,539
CARBO Ceramics, Inc.	112	5,780
Halliburton Co.	3,399	110,093

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	15

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund

September 30, 2008

Investments	Shares	Value

Lufkin Industries, Inc.	66	$5,237
RPC, Inc.	645	9,069
Smith International, Inc.	404	23,691

Total Oil & Gas Services		231,292
Packaging & Containers – 0.2%
Ball Corp.	377	14,888
Bemis Co.	1,288	33,758
Greif, Inc. Class A	206	13,518
Packaging Corp. of America	1,805	41,841
Rock-Tenn Co. Class A	190	7,596
Sealed Air Corp.	1,208	26,564
Silgan Holdings, Inc.	237	12,108
Sonoco Products Co.	1,249	37,070
Temple-Inland, Inc.	1,551	23,668

Total Packaging & Containers		211,011
Pharmaceuticals – 6.7%
Abbott Laboratories	13,383	770,593
Allergan, Inc.	401	20,652
AmerisourceBergen Corp.	543	20,444
Bristol-Myers Squibb Co.	30,712	640,345
Cardinal Health, Inc.	1,140	56,179
Eli Lilly & Co.	13,984	615,716
Merck & Co., Inc.	21,469	677,562
Omnicare, Inc.	148	4,258
Perrigo Co.	257	9,884
Pfizer, Inc.	131,325	2,421,632
Schering-Plough Corp.	6,244	115,327
Wyeth	12,553	463,708

Total Pharmaceuticals		5,816,300
Pipelines – 0.4%
Crosstex Energy, Inc.	568	14,183
El Paso Corp.	2,698	34,426
ONEOK, Inc.	1,310	45,064
Spectra Energy Corp.	8,450	201,111
Williams Cos., Inc. (The)	2,471	58,439

Total Pipelines		353,223
Real Estate – 0.0%
Forest City Enterprises, Inc. Class A	173	5,306
Jones Lang LaSalle, Inc.	213	9,261

Total Real Estate		14,567
REITS – 5.8%
Acadia Realty Trust	439	11,098
Agree Realty Corp.	123	3,518
Alexandria Real Estate Equities, Inc.	377	42,413
AMB Property Corp.	1,379	62,469
American Campus Communities, Inc.	629	21,311
Apartment Investment & Management Co. Class A	2,484	86,990
Ashford Hospitality Trust, Inc.	5,517	22,344
Associated Estates Realty Corp.	289	3,766
AvalonBay Communities, Inc.	1,088	107,081
BioMed Realty Trust, Inc.	1,470	38,882

Investments	Shares	Value

Boston Properties, Inc.	1,287	$120,540
Brandywine Realty Trust	3,398	54,470
BRE Properties, Inc.	991	48,559
Camden Property Trust	1,241	56,912
CapLease, Inc.	1,858	14,734
CBL & Associates Properties, Inc.	2,132	42,811
Cedar Shopping Centers, Inc.	1,613	21,324
Cogdell Spencer, Inc.	290	4,652
Colonial Properties Trust	1,876	35,062
Corporate Office Properties Trust	760	30,666
Cousins Properties, Inc.	1,383	34,893
DCT Industrial Trust, Inc.	4,924	36,881
Developers Diversified Realty Corp.	3,172	100,521
DiamondRock Hospitality Co.	2,135	19,429
Digital Realty Trust, Inc.	871	41,155
Douglas Emmett, Inc.	1,177	27,153
Duke Realty Corp.	4,084	100,385
EastGroup Properties, Inc.	412	19,998
Education Realty Trust, Inc.	639	7,080
Entertainment Properties Trust	683	37,374
Equity One, Inc.	1,539	31,534
Equity Residential	5,273	234,173
Essex Property Trust, Inc.	345	40,824
Extra Space Storage, Inc.	1,975	30,336
Federal Realty Investment Trust	608	52,045
FelCor Lodging Trust, Inc.	1,803	12,909
First Industrial Realty Trust, Inc.	1,356	38,890
First Potomac Realty Trust	846	14,543
Franklin Street Properties Corp.	2,146	27,898
General Growth Properties, Inc.	4,470	67,497
Getty Realty Corp.	703	15,586
Glimcher Realty Trust	2,077	21,684
HCP, Inc.	4,852	194,710
Health Care REIT, Inc.	1,896	100,924
Healthcare Realty Trust, Inc.	1,301	37,924
Hersha Hospitality Trust	1,409	10,483
Highwoods Properties, Inc.	1,285	45,695
Home Properties, Inc.	808	46,824
Hospitality Properties Trust	3,487	71,553
Host Hotels & Resorts, Inc.	9,061	120,421
HRPT Properties Trust	9,693	66,785
Inland Real Estate Corp.	1,803	28,289
Investors Real Estate Trust	1,698	19,001
Kilroy Realty Corp.	532	25,424
Kimco Realty Corp.	4,257	157,254
Kite Realty Group Trust	807	8,877
LaSalle Hotel Properties	893	20,825
Lexington Realty Trust	2,126	36,610
Liberty Property Trust	3,012	113,402
LTC Properties, Inc.	680	19,938
Macerich Co. (The)	1,249	79,499
Mack-Cali Realty Corp.	2,086	70,653
Medical Properties Trust, Inc.	2,287	25,957
Mid-America Apartment Communities, Inc.	539	26,486

See Notes to Financial Statements.

16	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund

September 30, 2008

Investments	Shares	Value

Mission West Properties, Inc.	526	$5,123
National Health Investors, Inc.	854	29,190
National Retail Properties, Inc.	1,682	40,284
Nationwide Health Properties, Inc.	1,918	69,010
Omega Healthcare Investors, Inc.	2,071	40,716
One Liberty Properties, Inc.	294	5,195
Parkway Properties, Inc.	493	18,665
Pennsylvania Real Estate Investment Trust	1,213	22,865
Post Properties, Inc.	893	24,977
ProLogis	2,926	120,756
PS Business Parks, Inc.	318	18,317
Public Storage, Inc.	1,728	171,088
Public Storage, Inc. Class A	411	10,702
Ramco-Gershenson Properties Trust	829	18,586
Realty Income Corp.	2,232	57,139
Regency Centers Corp.	1,092	72,825
Saul Centers, Inc.	286	14,454
Senior Housing Properties Trust	2,196	52,331
Simon Property Group, Inc.	3,225	312,824
SL Green Realty Corp.	756	48,989
Sovran Self Storage, Inc.	528	23,596
Strategic Hotels & Resorts, Inc.	1,609	12,148
Sun Communities, Inc.	882	17,472
Sunstone Hotel Investors, Inc.	1,792	24,192
Tanger Factory Outlet Centers, Inc.	446	19,530
Taubman Centers, Inc.	544	27,200
UDR, Inc.	3,345	87,472
Universal Health Realty Income Trust	419	16,299
Urstadt Biddle Properties, Inc. Class A	396	7,425
U-Store-It Trust	2,909	35,693
Ventas, Inc.	2,290	113,172
Vornado Realty Trust	2,468	224,464
Washington Real Estate Investment Trust	1,005	36,813
Weingarten Realty Investors	1,930	68,843
Winthrop Realty Trust	1,462	5,702

Total REITS		5,043,981
Retail – 5.5%
Abercrombie & Fitch Co. Class A	344	13,571
Advance Auto Parts, Inc.	382	15,150
American Eagle Outfitters, Inc.	1,710	26,078
Asbury Automotive Group, Inc.	1,034	11,912
Barnes & Noble, Inc.	529	13,796
Bebe Stores, Inc.	485	4,738
Best Buy Co., Inc.	1,688	63,300
Bob Evans Farms, Inc.	281	7,668
Brinker International, Inc.	1,118	20,001
Buckle, Inc. (The)	424	23,549
Burger King Holdings, Inc.	684	16,799
Cato Corp. (The) Class A	531	9,319
CBRL Group, Inc.	229	6,023
Costco Wholesale Corp.	1,440	93,499
CVS Corp.	3,480	117,137
Darden Restaurants, Inc.	1,337	38,278
DineEquity Inc.	152	2,563

Investments	Shares	Value

Family Dollar Stores, Inc.	1,345	$31,877
Foot Locker, Inc.	2,645	42,743
Gap, Inc. (The)	4,800	85,344
Group 1 Automotive, Inc.	150	3,260
Guess ?, Inc.	390	13,568
Home Depot, Inc.	22,014	569,942
J.C. Penney Co., Inc.	1,652	55,078
Liz Claiborne, Inc.	298	4,896
Longs Drug Stores Corp.	164	12,405
Lowe’s Cos., Inc.	7,978	188,999
Ltd. Brands, Inc.	4,501	77,957
Macy’s, Inc.	3,129	56,259
McDonald’s Corp.	11,611	716,399
MSC Industrial Direct Co. Class A	386	17,783
Nordstrom, Inc.	1,442	41,558
Nu Skin Enterprises, Inc. Class A	881	14,290
OfficeMax, Inc.	973	8,650
Penske Auto Group, Inc.	930	10,667
PetSmart, Inc.	164	4,052
RadioShack Corp.	857	14,809
Ross Stores, Inc.	783	28,822
Ruby Tuesday, Inc.	1,362	7,886
Sonic Automotive, Inc. Class A	325	2,750
Staples, Inc.	3,295	74,138
Talbots, Inc.	1,093	14,318
Target Corp.	3,520	172,656
Tiffany & Co.	742	26,356
TJX Cos., Inc.	2,072	63,237
Walgreen Co.	3,996	123,716
Wal-Mart Stores, Inc.	28,149	1,685,844
Wendy’s/Arby’s Group, Inc. Class A	5,174	27,213
Williams-Sonoma, Inc.	793	12,831
Yum! Brands, Inc.	3,141	102,428

Total Retail		4,796,112
Savings & Loans – 0.6%
Astoria Financial Corp.	1,784	36,982
Brookline Bancorp, Inc.	932	11,920
Capitol Federal Financial	1,839	81,523
Dime Community Bancshares	478	7,275
First Niagara Financial Group, Inc.	2,334	36,761
First Place Financial Corp.	379	4,870
Hudson City Bancorp, Inc.	4,756	87,748
New York Community Bancorp, Inc.	7,379	123,894
NewAlliance Bancshares, Inc.	1,357	20,396
Northwest Bancorp, Inc.	802	22,087
People’s United Financial, Inc.	3,911	75,287
Provident Financial Services, Inc.	1,026	16,939
United Community Financial Corp.	972	4,860
Washington Federal, Inc.	1,496	27,601

Total Savings & Loans		558,143
Semiconductors – 1.7%
Altera Corp.	1,389	28,725
Analog Devices, Inc.	2,870	75,625

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	17

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund

September 30, 2008

Investments	Shares	Value

Applied Materials, Inc.	7,136	$107,968
Intel Corp.	43,512	814,979
Intersil Corp. Class A	1,064	17,641
KLA -Tencor Corp.	908	28,738
Linear Technology Corp.	2,141	65,643
Microchip Technology, Inc.	3,316	97,590
National Semiconductor Corp.	1,255	21,599
Texas Instruments, Inc.	6,384	137,255
Xilinx, Inc.	2,737	64,183

Total Semiconductors		1,459,946
Software – 1.5%
Acxiom Corp.	794	9,957
Blackbaud, Inc.	124	2,288
Broadridge Financial Solutions, Inc.	844	12,989
CA, Inc.	1,365	27,245
Computer Programs & Systems, Inc.	296	8,569
Dun & Bradstreet Corp.	311	29,346
Fidelity National Information Services, Inc.	515	9,507
IMS Health, Inc.	724	13,691
infoGROUP, Inc.	560	3,702
Microsoft Corp.	45,297	1,208,976
Quality Systems, Inc.	458	19,355
SEI Investments Co.	424	9,413

Total Software		1,355,038
Telecommunications – 5.5%
Adtran, Inc.	708	13,799
Alaska Communications Systems Group, Inc.	1,347	16,474
AT&T, Inc.	82,833	2,312,696
CenturyTel, Inc.	377	13,817
Consolidated Communications Holdings, Inc.	1,058	15,955
Corning, Inc.	5,226	81,735
Embarq Corp.	3,031	122,907
FairPoint Communications, Inc.	2,361	20,470
Frontier Communications Corp.	10,182	117,093
Harris Corp.	579	26,750
Iowa Telecommunications Services, Inc.	1,509	28,188
Motorola, Inc.	11,036	78,797
NTELOS Holdings Corp.	633	17,021
QUALCOMM, Inc.	9,228	396,527
Telephone & Data Systems, Inc.	87	3,110
Telephone & Data Systems, Inc. Special Shares	233	8,365
Verizon Communications, Inc.	43,830	1,406,505
Virgin Media, Inc.	1,353	10,689
Windstream Corp.	14,263	156,037

Total Telecommunications		4,846,935
Textiles – 0.0%
Cintas Corp.	961	27,590
Toys/Games/Hobbies – 0.2%
Hasbro, Inc.	1,463	50,795
Mattel, Inc.	5,432	97,994

Total Toys/Games/Hobbies		148,789

Investments	Shares	Value

Transportation – 1.6%
Alexander & Baldwin, Inc.	431	$18,977
Arkansas Best Corp.	238	8,018
Burlington Northern Santa Fe Corp.	2,114	195,397
C.H. Robinson Worldwide, Inc.	1,216	61,967
Con-way, Inc.	156	6,881
CSX Corp.	2,304	125,729
Expeditors International Washington, Inc.	648	22,576
FedEx Corp.	505	39,915
Horizon Lines, Inc. Class A	241	2,379
JB Hunt Transport Services, Inc.	803	26,796
Norfolk Southern Corp.	3,200	211,872
Overseas Shipholding Group, Inc.	292	17,027
Pacer International, Inc.	600	9,882
Ryder System, Inc.	518	32,116
Tidewater, Inc.	327	18,103
Union Pacific Corp.	2,846	202,521
United Parcel Service, Inc. Class B	6,168	387,906
Werner Enterprises, Inc.	312	6,774

Total Transportation		1,394,836
Trucking & Leasing – 0.1%
GATX Corp.	667	26,393
TAL International Group, Inc.	1,013	21,091

Total Trucking & Leasing		47,484
Water – 0.0%
Aqua America, Inc.	1,330	23,647
California Water Service Group	385	14,823

Total Water		38,470
TOTAL COMMON STOCKS (Cost: $104,831,102)		86,865,127
SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
Columbia Cash Reserves Fund, 2.08%(a)
(Cost: $207,446)	207,446	207,446
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND(b) – 0.0%
UBS Private Money Market Fund LLC, 3.01%
(Cost: $5)(c)	5	5
TOTAL INVESTMENTS IN SECURITIES – 99.6%
(Cost: $105,038,553)(d)		87,072,578
Cash and Other Assets in Excess of Liabilities – 0.4%		353,740

NET ASSETS – 100.0%		$87,426,318
(a)	Rate shown represents annualized 7-day yield as of September 30, 2008.

(b)	Interest rate shown reflects yield as of September 30, 2008.

(c)	At September 30, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $5.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

18	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree High-Yielding Equity Fund

September 30, 2008

Investments	Shares	Value

COMMON STOCKS – 99.1%
Agriculture – 3.0%
Altria Group, Inc.	105,902	$2,101,096
Reynolds American, Inc.	19,298	938,269
Universal Corp.	1,324	64,995
UST, Inc.	8,737	581,360
Vector Group Ltd.	5,723	101,068

Total Agriculture		3,786,788
Apparel – 0.0%
Cherokee, Inc.	958	21,057
Auto Parts & Equipment – 0.1%
ArvinMeritor, Inc.	3,366	43,892
Modine Manufacturing Co.	1,774	25,688
Superior Industries International, Inc.	1,123	21,517

Total Auto Parts & Equipment		91,097
Banks – 26.6%
AMCORE Financial, Inc.	903	8,353
Ameris Bancorp	527	7,826
Arrow Financial Corp.	634	18,646
Associated Banc-Corp	7,565	150,922
BancorpSouth, Inc.	3,833	107,822
BancTrust Financial Group, Inc.	950	12,464
Bank Mutual Corp.	2,046	23,222
Bank of America Corp.	359,961	12,598,634
Bank of Hawaii Corp.	2,287	122,240
BB&T Corp.	40,893	1,545,755
Capitol Bancorp Ltd.	1,132	22,063
Central Pacific Financial Corp.	1,966	33,048
Chemical Financial Corp.	1,428	44,468
City Holding Co.	725	30,631
Colonial BancGroup, Inc. (The)	10,756	84,542
Comerica, Inc.	11,881	389,578
Community Bank System, Inc.	1,560	39,234
Community Trust Bancorp, Inc.	792	27,245
Fifth Third Bancorp	45,051	536,107
First Bancorp	740	12,654
First Busey Corp.	1,604	29,401
First Commonwealth Financial Corp.	5,893	79,379
First Community Bancshares, Inc.	488	18,310
First Financial Bancorp	2,915	42,559
First Financial Bankshares, Inc.	857	44,461
First Merchants Corp.	981	22,367
First Midwest Bancorp, Inc.	2,540	61,570
First South Bancorp, Inc.	392	6,770
FirstMerit Corp.	6,005	126,105
FNB Corp.	6,675	106,667
Frontier Financial Corp.	2,043	27,437
Fulton Financial Corp.	12,403	135,317
Harleysville National Corp.	2,118	35,964
Huntington Bancshares, Inc.	35,897	286,817
Independent Bank Corp.	2,697	16,694
Integra Bank Corp.	1,322	10,550
KeyCorp	32,597	389,208

Investments	Shares	Value

Lakeland Bancorp, Inc.	967	$11,304
MainSource Financial Group, Inc.	789	15,464
Marshall & Ilsley Corp.	15,623	314,803
National City Corp.	81,810	143,168
National Penn Bancshares, Inc.	2,716	39,654
NBT Bancorp, Inc.	1,300	38,896
Old National Bancorp	4,965	99,399
Pacific Capital Bancorp	2,718	55,311
Park National Corp.	1,037	80,886
Peoples Bancorp, Inc.	447	9,731
PNC Financial Services Group, Inc. (The)	16,928	1,264,522
Provident Bankshares Corp.	2,316	22,488
Regions Financial Corp.	57,308	550,157
Renasant Corp.	800	17,368
S&T Bancorp, Inc.	1,306	48,100
Seacoast Banking Corp. of Florida	1,364	14,636
South Financial Group, Inc. (The)	4,124	30,229
State Bancorp, Inc.	849	12,650
Sterling Bancorp	1,243	17,974
SunTrust Banks, Inc.	20,595	926,569
Susquehanna Bancshares, Inc.	3,860	75,347
Synovus Financial Corp.	14,753	152,694
TCF Financial Corp.	8,864	159,552
TrustCo Bank Corp.	5,935	69,499
Trustmark Corp.	2,752	57,076
U.S. Bancorp	112,332	4,046,198
Umpqua Holdings Corp.	3,956	58,193
Union Bankshares Corp.	570	13,680
United Bankshares, Inc.	2,129	74,515
Univest Corp. of Pennsylvania	613	22,681
Valley National Bancorp	7,519	157,598
Wachovia Corp.	166,814	583,849
Washington Trust Bancorp, Inc.	548	14,577
Webster Financial Corp.	2,632	66,458
Wells Fargo & Co.	174,519	6,549,697
WesBanco, Inc.	1,356	36,097
Whitney Holding Corp.	3,972	96,321
Wilmington Trust Corp.	3,526	101,655
Zions Bancorp	4,964	192,107

Total Banks		33,496,133
Building Materials – 0.3%
Masco Corp.	20,757	372,381
Chemicals – 2.9%
Dow Chemical Co. (The)	49,714	1,579,911
E.I. du Pont de Nemours & Co.	44,513	1,793,874
Innophos Holdings, Inc.	1,247	30,402
Kronos Worldwide, Inc.	3,821	50,628
Olin Corp.	3,915	75,951
Quaker Chemical Corp.	574	16,336
RPM International, Inc.	5,948	115,034
Spartech Corp.	1,616	15,998

Total Chemicals		3,678,134

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	19

Schedule of Investments (unaudited) (continued)

WisdomTree High-Yielding Equity Fund

September 30, 2008

Investments	Shares	Value

Coal – 0.0%
Penn Virginia GP Holdings LP	1,928	$40,276
Commercial Services – 0.1%
Advance America, Cash Advance Centers, Inc.	5,232	15,644
Deluxe Corp.	2,133	30,694
Diamond Management & Technology Consultants, Inc.	1,802	8,451
Landauer, Inc.	465	33,829

Total Commercial Services		88,618
Computers – 0.0%
Imation Corp.	1,469	33,229
Distribution/Wholesale – 0.1%
Watsco, Inc.	1,285	64,610
Diversified Financial Services – 13.2%
Advanta Corp. Class B	3,783	31,134
CIT Group, Inc.	10,343	71,987
Citigroup, Inc.	457,626	9,385,908
JPMorgan Chase & Co.	149,155	6,965,539
Student Loan Corp. (The)	1,247	115,971

Total Diversified Financial Services		16,570,539
Electric – 7.9%
ALLETE, Inc.	1,688	75,116
Ameren Corp.	12,400	483,972
American Electric Power Co., Inc.	18,075	670,221
Black Hills Corp.	1,531	47,568
Central Vermont Public Service Corp.	369	8,649
CH Energy Group, Inc.	1,080	47,056
Cleco Corp.	2,506	63,277
Consolidated Edison, Inc.	16,719	718,248
Dominion Resources, Inc.	24,569	1,051,062
DPL, Inc.	5,176	128,365
DTE Energy Co.	9,716	388,154
Duke Energy Corp.	70,485	1,228,554
Empire District Electric Co. (The)	2,155	46,009
Great Plains Energy, Inc.	6,262	138,703
Hawaiian Electric Industries, Inc.	5,756	166,982
IDACORP, Inc.	1,947	56,638
Integrys Energy Group, Inc.	5,140	256,692
MGE Energy, Inc.	1,081	38,430
NorthWestern Corp.	2,071	52,044
NSTAR	5,410	181,235
OGE Energy Corp.	4,519	139,547
Otter Tail Corp.	1,388	42,653
Pinnacle West Capital Corp.	6,476	222,839
PNM Resources, Inc.	3,977	40,724
Portland General Electric Co.	2,897	68,543
Progress Energy, Inc.	16,530	712,939
Puget Energy, Inc.	5,398	144,127
SCANA Corp.	6,220	242,145
Southern Co.	40,764	1,536,394
TECO Energy, Inc.	12,454	195,901
UIL Holdings Corp.	1,541	52,903

Investments	Shares	Value

Westar Energy, Inc.	5,302	$122,158
Xcel Energy, Inc.	21,741	434,603

Total Electric		9,802,451
Entertainment – 0.1%
Regal Entertainment Group Class A	11,002	173,612
Food – 0.5%
B&G Foods, Inc. Class A	3,557	25,433
H.J. Heinz Co.	13,191	658,362

Total Food		683,795
Forest Products & Paper – 1.0%
Plum Creek Timber Co., Inc.	8,174	407,556
Potlatch Corp.	2,224	103,171
Rayonier, Inc.	4,389	207,819
Wausau Paper Corp.	2,246	22,752
Weyerhaeuser Co.	9,132	553,217

Total Forest Products & Paper		1,294,515
Gas – 1.0%
AGL Resources, Inc.	4,568	143,344
Atmos Energy Corp.	5,516	146,836
CenterPoint Energy, Inc.	15,772	229,798
Chesapeake Utilities Corp.	345	11,457
Laclede Group, Inc. (The)	1,166	56,539
New Jersey Resources Corp.	1,798	64,530
Nicor, Inc.	2,572	114,068
NiSource, Inc.	17,755	262,065
Piedmont Natural Gas Co., Inc.	3,602	115,120
Vectren Corp.	4,381	122,011

Total Gas		1,265,768
Healthcare-Services – 0.2%
Brookdale Senior Living, Inc.	8,742	192,237
Holding Companies-Diversified – 0.0%
Compass Diversified Holdings	3,588	50,017
Home Builders – 0.3%
D.R. Horton, Inc.	18,457	240,310
KB Home	5,216	102,651
Lennar Corp. Class B	1,701	20,718

Total Home Builders		363,679
Home Furnishings – 0.1%
Furniture Brands International, Inc.	4,003	42,111
Kimball International, Inc. Class B	1,357	14,656
La-Z-Boy, Inc.	4,313	40,197

Total Home Furnishings		96,964
Household Products/Wares – 0.2%
Avery Dennison Corp.	4,416	196,423
Ennis, Inc.	1,199	18,537
Standard Register Co. (The)	2,327	22,921

Total Household Products/Wares		237,881
Housewares – 0.2%
Newell Rubbermaid, Inc.	11,780	203,323

See Notes to Financial Statements.

20	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree High-Yielding Equity Fund

September 30, 2008

Investments	Shares	Value

Insurance – 1.0%
Arthur J. Gallagher & Co.	6,012	$154,268
Baldwin & Lyons, Inc. Class B	628	15,053
Cincinnati Financial Corp.	7,753	220,495
Fidelity National Title Group, Inc. Class A	22,400	329,280
LandAmerica Financial Group, Inc.	762	18,479
Mercury General Corp.	2,905	159,049
Old Republic International Corp.	12,906	164,552
Safety Insurance Group, Inc.	879	33,340
Unitrin, Inc.	3,415	85,170
Universal Insurance Holdings, Inc.	2,262	7,872
Zenith National Insurance Corp.	2,310	84,638

Total Insurance		1,272,196
Internet – 0.0%
United Online, Inc.	5,810	54,672
Investment Companies – 1.2%
American Capital Ltd.	28,810	734,942
Apollo Investment Corp.	19,216	327,633
Ares Capital Corp.	10,773	112,362
BlackRock Kelso Capital Corp.	7,699	88,769
Gladstone Capital Corp.	1,865	28,423
Hercules Technology Growth Capital, Inc.	4,204	40,779
NGP Capital Resources Co.	2,075	30,233
Patriot Capital Funding, Inc.	3,307	21,066
PennantPark Investment Corp.	2,322	17,206
Prospect Capital Corp.	3,276	41,966
TICC Capital Corp.	4,318	22,195

Total Investment Companies		1,465,574
Iron/Steel – 0.0%
Mesabi Trust	1,549	29,973
Leisure Time – 0.0%
Marine Products Corp.	1,539	12,774
Machinery-Diversified – 0.0%
Briggs & Stratton Corp.	2,506	40,547
Media – 0.8%
CBS Corp. Class B	31,145	454,094
Entercom Communications Corp. Class A	4,143	20,798
Gannett Co., Inc.	12,765	215,856
Journal Communications, Inc. Class A	1,938	9,457
Lee Enterprises, Inc.	2,719	9,517
McClatchy Co. Class A	4,181	18,396
Media General, Inc. Class A	1,178	14,643
New York Times Co. (The) Class A	10,184	145,529
Sinclair Broadcast Group, Inc. Class A	4,598	23,174
World Wrestling Entertainment, Inc. Class A	2,007	31,028

Total Media		942,492
Metal Fabricate/Hardware – 0.0%
Worthington Industries, Inc.	3,711	55,442
Mining – 1.4%
Compass Minerals International, Inc.	1,296	67,897
Southern Copper Corp.	88,829	1,694,858

Total Mining		1,762,755

Investments	Shares	Value

Miscellaneous Manufacturing – 0.3%
Leggett & Platt, Inc.	11,613	$253,047
NL Industries, Inc.	3,232	33,193
Standex International Corp.	857	23,782

Total Miscellaneous Manufacturing		310,022
Office Furnishings – 0.0%
Steelcase, Inc. Class A	4,311	46,343
Office/Business Equipment – 0.3%
Pitney Bowes, Inc.	10,317	343,143
Packaging & Containers – 0.2%
Packaging Corp. of America	6,154	142,650
Sonoco Products Co.	4,134	122,697

Total Packaging & Containers		265,347
Pharmaceuticals – 9.7%
Bristol-Myers Squibb Co.	101,928	2,125,199
Eli Lilly & Co.	46,497	2,047,263
Pfizer, Inc.	437,396	8,065,582

Total Pharmaceuticals		12,238,044
Pipelines – 0.5%
Spectra Energy Corp.	28,270	672,826
REITS – 11.5%
Agree Realty Corp.	665	19,019
AMB Property Corp.	4,652	210,736
American Campus Communities, Inc.	2,192	74,265
Apartment Investment & Management Co. Class A	8,193	286,919
Ashford Hospitality Trust, Inc.	16,117	65,274
Associated Estates Realty Corp.	1,379	17,968
AvalonBay Communities, Inc.	3,660	360,217
BioMed Realty Trust, Inc.	4,514	119,395
Brandywine Realty Trust	10,615	170,158
BRE Properties, Inc.	3,430	168,070
Camden Property Trust	4,238	194,355
CapLease, Inc.	4,977	39,468
CBL & Associates Properties, Inc.	7,344	147,468
Cedar Shopping Centers, Inc.	4,637	61,301
Colonial Properties Trust	5,617	104,982
Corporate Office Properties Trust	2,599	104,870
Cousins Properties, Inc.	4,350	109,881
DCT Industrial Trust, Inc.	14,735	110,365
Developers Diversified Realty Corp.	10,546	334,203
DiamondRock Hospitality Co.	7,253	66,002
Digital Realty Trust, Inc.	2,673	126,299
Duke Realty Corp.	13,882	341,220
EastGroup Properties, Inc.	1,500	72,810
Education Realty Trust, Inc.	2,739	30,348
Entertainment Properties Trust	2,332	127,607
Equity One, Inc.	5,026	102,983
Equity Residential	17,366	771,223
Essex Property Trust, Inc.	1,236	146,256
Extra Space Storage, Inc.	6,367	97,797
FelCor Lodging Trust, Inc.	5,674	40,626
First Industrial Realty Trust, Inc.	4,597	131,842

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	21

Schedule of Investments (unaudited) (continued)

WisdomTree High-Yielding Equity Fund

September 30, 2008

Investments	Shares	Value

First Potomac Realty Trust	2,339	$40,207
Franklin Street Properties Corp.	7,392	96,096
General Growth Properties, Inc.	15,237	230,079
Getty Realty Corp.	2,167	48,194
Glimcher Realty Trust	6,424	67,067
HCP, Inc.	16,056	644,326
Health Care REIT, Inc.	6,428	342,162
Healthcare Realty Trust, Inc.	4,150	120,973
Hersha Hospitality Trust	4,250	31,620
Highwoods Properties, Inc.	4,083	145,191
Home Properties, Inc.	2,518	145,918
Hospitality Properties Trust	11,104	227,854
Host Hotels & Resorts, Inc.	30,305	402,753
HRPT Properties Trust	32,092	221,114
Inland Real Estate Corp.	5,465	85,746
Investors Real Estate Trust	5,062	56,644
Kilroy Realty Corp.	1,711	81,769
Kimco Realty Corp.	14,270	527,133
Kite Realty Group Trust	1,987	21,857
LaSalle Hotel Properties	3,075	71,709
Lexington Realty Trust	7,746	133,386
Liberty Property Trust	10,316	388,397
LTC Properties, Inc.	1,707	50,049
Macerich Co. (The)	4,170	265,421
Mack-Cali Realty Corp.	6,814	230,790
Medical Properties Trust, Inc.	7,180	81,493
Mid-America Apartment Communities, Inc.	1,852	91,007
Mission West Properties, Inc.	1,657	16,139
National Health Investors, Inc.	2,334	79,776
National Retail Properties, Inc.	5,649	135,294
Nationwide Health Properties, Inc.	6,294	226,458
Omega Healthcare Investors, Inc.	6,201	121,912
One Liberty Properties, Inc.	958	16,928
Parkway Properties, Inc.	1,381	52,285
Pennsylvania Real Estate Investment Trust	3,791	71,460
Post Properties, Inc.	2,679	74,932
PS Business Parks, Inc.	882	50,803
Ramco-Gershenson Properties Trust	1,969	44,145
Realty Income Corp.	7,758	198,605
Regency Centers Corp.	3,722	248,220
Saul Centers, Inc.	788	39,826
Senior Housing Properties Trust	6,582	156,849
Simon Property Group, Inc.	10,733	1,041,100
Sovran Self Storage, Inc.	1,655	74,359
Strategic Hotels & Resorts, Inc.	4,838	36,527
Sun Communities, Inc.	2,606	51,625
Sunstone Hotel Investors, Inc.	5,345	72,158
Tanger Factory Outlet Centers, Inc.	1,478	64,722
UDR, Inc.	11,311	295,783
Universal Health Realty Income Trust	942	36,644
Urstadt Biddle Properties, Inc. Class A	1,422	26,663
U-Store-It Trust	8,969	110,050
Ventas, Inc.	7,762	383,598
Vornado Realty Trust	8,170	743,061

Investments	Shares	Value

Washington Real Estate Investment Trust	3,286	$120,366
Weingarten Realty Investors	6,572	234,423
Winthrop Realty Trust	4,182	16,310

Total REITS		14,443,903
Retail – 1.7%
Asbury Automotive Group, Inc.	2,453	28,259
Cato Corp. (The) Class A	1,627	28,554
Foot Locker, Inc.	7,628	123,268
Home Depot, Inc.	74,384	1,925,801
Kenneth Cole Productions, Inc. Class A	601	8,835
Lithia Motors, Inc. Class A	735	3,168
Ruby Tuesday, Inc.	2,668	15,448
Talbots, Inc.	2,813	36,850
Wendy’s/Arby’s Group, Inc. Class A	3,388	17,821

Total Retail		2,188,004
Savings & Loans – 0.9%
Astoria Financial Corp.	5,576	115,590
Brookline Bancorp, Inc.	2,481	31,732
Capitol Federal Financial	6,039	267,709
Dime Community Bancshares	1,906	29,009
First Financial Holdings, Inc.	519	13,587
First Niagara Financial Group, Inc.	6,532	102,879
First Place Financial Corp.	906	11,642
New York Community Bancorp, Inc.	24,172	405,849
Northwest Bancorp, Inc.	2,140	58,936
OceanFirst Financial Corp.	805	14,587
Washington Federal, Inc.	4,423	81,604

Total Savings & Loans		1,133,124
Semiconductors – 0.3%
Microchip Technology, Inc.	10,732	315,843
Software – 0.1%
Computer Programs & Systems, Inc.	938	27,155
Quality Systems, Inc.	1,045	44,162

Total Software		71,317
Telecommunications – 11.1%
Alaska Communications Systems Group, Inc.	3,150	38,525
AT&T, Inc.	276,890	7,730,768
Consolidated Communications Holdings, Inc.	3,020	45,542
D&E Communications, Inc.	660	4,983
Embarq Corp.	10,224	414,583
FairPoint Communications, Inc.	7,597	65,866
Frontier Communications Corp.	33,258	382,467
Iowa Telecommunications Services, Inc.	3,946	73,711
NTELOS Holdings Corp.	1,663	44,718
Verizon Communications, Inc.	146,274	4,693,933
Windstream Corp.	47,896	523,982

Total Telecommunications		14,019,078
Toys/Games/Hobbies – 0.3%
Mattel, Inc.	17,883	322,609
Transportation – 0.0%
Pacer International, Inc.	2,008	33,072

See Notes to Financial Statements.

22	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree High-Yielding Equity Fund

September 30, 2008

Investments	Shares	Value

Trucking & Leasing – 0.0%
TAL International Group, Inc.	2,816	$58,629
Water – 0.0%
Middlesex Water Co.	789	13,784
TOTAL COMMON STOCKS
(Cost: $166,677,135)		124,718,617
SHORT-TERM INVESTMENT – 0.3%
MONEY MARKET FUND – 0.3%
Columbia Cash Reserves Fund, 2.08%(a)
(Cost: $331,278)	331,278	331,278
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND(b) – 0.0%
UBS Private Money Market Fund LLC, 3.01%
(Cost: $910)(c)	910	910
TOTAL INVESTMENTS IN SECURITIES – 99.4%
(Cost: $167,009,323)(d)		125,050,805
Other Assets in Excess of Liabilities – 0.6%		817,193

NET ASSETS – 100.0%		$125,867,998

(a)	Rate shown represents annualized 7-day yield as of September 30, 2008.

(b)	Interest rate shown reflects yield as of September 30, 2008.

(c)	At September 31, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $910.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	23

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund

September 30, 2008

Investments	Shares	Value

COMMON STOCKS – 99.4%
Advertising – 0.1%
Omnicom Group, Inc.	5,819	$224,381
Aerospace/Defense – 2.0%
Boeing Co. (The)	17,467	1,001,733
General Dynamics Corp.	7,397	544,567
Goodrich Corp.	2,197	91,395
L-3 Communications Holdings, Inc.	1,657	162,916
Lockheed Martin Corp.	9,014	988,565
Northrop Grumman Corp.	8,836	534,931
Raytheon Co.	10,146	542,912
Rockwell Collins, Inc.	2,032	97,719
United Technologies Corp.	23,255	1,396,696

Total Aerospace/Defense		5,361,434
Agriculture – 1.6%
Altria Group, Inc.	115,779	2,297,056
Archer-Daniels-Midland Co.	10,134	222,036
Reynolds American, Inc.	20,982	1,020,145
UST, Inc.	9,473	630,333

Total Agriculture		4,169,570
Airlines – 0.0%
Southwest Airlines Co.	2,034	29,513
Apparel – 0.3%
NIKE, Inc. Class B	7,983	534,062
VF Corp.	4,705	363,744

Total Apparel		897,806
Auto Manufacturers – 0.1%
Paccar, Inc.	7,174	273,975
Auto Parts & Equipment – 0.1%
Johnson Controls, Inc.	11,813	358,288
Banks – 13.0%
Bank of America Corp.	382,520	13,388,199
Bank of New York Mellon Corp. (The)	31,261	1,018,483
BB&T Corp.	44,441	1,679,870
Capital One Financial Corp.	1,207	61,557
Comerica, Inc.	12,928	423,909
Fifth Third Bancorp	48,973	582,779
KeyCorp	35,328	421,816
M&T Bank Corp.	5,242	467,849
Marshall & Ilsley Corp.	16,920	340,938
National City Corp.	87,873	153,778
Northern Trust Corp.	4,607	332,625
PNC Financial Services Group, Inc. (The)	18,460	1,378,962
Regions Financial Corp.	62,123	596,381
State Street Corp.	6,180	351,518
SunTrust Banks, Inc.	22,376	1,006,696
Synovus Financial Corp.	15,794	163,468
U.S. Bancorp	122,558	4,414,539
Wachovia Corp.	181,909	636,682
Wells Fargo & Co.	190,168	7,137,005

Total Banks		34,557,054

Investments	Shares	Value

Beverages – 3.3%
Anheuser-Busch Cos., Inc.	25,468	$1,652,364
Coca-Cola Co. (The)	69,930	3,697,897
Coca-Cola Enterprises, Inc.	6,214	104,209
Molson Coors Brewing Co., Class B	2,506	117,156
Pepsi Bottling Group, Inc.	4,342	126,656
PepsiCo, Inc.	43,925	3,130,535

Total Beverages		8,828,817
Building Materials – 0.2%
Masco Corp.	22,673	406,754
Chemicals – 2.3%
Air Products & Chemicals, Inc.	4,611	315,807
Dow Chemical Co. (The)	54,079	1,718,631
E.I. du Pont de Nemours & Co.	48,449	1,952,496
Ecolab, Inc.	3,144	152,547
Monsanto Co.	4,977	492,623
PPG Industries, Inc.	6,956	405,674
Praxair, Inc.	6,168	442,492
Rohm & Haas Co.	7,474	523,180
Sherwin-Williams Co. (The)	3,809	217,722

Total Chemicals		6,221,172
Coal – 0.1%
Consol Energy, Inc.	1,423	65,301
Peabody Energy Corp.	1,322	59,490

Total Coal		124,791
Commercial Services – 0.7%
Automatic Data Processing, Inc.	18,999	812,207
Mastercard, Inc. Class A	292	51,780
McKesson Corp.	1,450	78,025
Moody’s Corp.	3,146	106,964
Paychex, Inc.	16,167	533,996
R.R. Donnelley & Sons Co.	8,789	215,594
Western Union Co. (The)	1,874	46,232

Total Commercial Services		1,844,798
Computers – 1.7%
Hewlett-Packard Co.	22,464	1,038,735
International Business Machines Corp.	28,855	3,374,881

Total Computers		4,413,616
Cosmetics/Personal Care – 2.7%
Avon Products, Inc.	10,480	435,654
Colgate-Palmolive Co.	12,902	972,166
Procter & Gamble Co.	83,560	5,823,296

Total Cosmetics/Personal Care		7,231,116
Distribution/Wholesale – 0.2%
Genuine Parts Co.	7,309	293,895
W.W. Grainger, Inc.	1,820	158,285

Total Distribution/Wholesale		452,180
Diversified Financial Services – 8.5%
American Express Co.	22,546	798,805
Ameriprise Financial, Inc.	3,639	139,010

See Notes to Financial Statements.

24	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund

September 30, 2008

Investments	Shares	Value

BlackRock, Inc.	2,138	$415,841
Charles Schwab Corp. (The)	13,161	342,186
Citigroup, Inc.	498,473	10,223,680
CME Group, Inc.	368	136,716
Discover Financial Services	9,817	135,671
Franklin Resources, Inc.	1,827	161,014
Goldman Sachs Group, Inc.	3,841	491,648
JPMorgan Chase & Co.	163,037	7,613,828
Legg Mason, Inc.	2,431	92,524
Merrill Lynch & Co., Inc.	30,406	769,272
Morgan Stanley	31,976	735,448
NYSE Euronext	4,249	166,476
T. Rowe Price Group, Inc.	4,178	224,400

Total Diversified Financial Services		22,446,519
Electric – 5.0%
Ameren Corp.	13,890	542,127
American Electric Power Co., Inc.	19,720	731,218
Consolidated Edison, Inc.	18,101	777,619
Constellation Energy Group, Inc.	4,110	99,873
Dominion Resources, Inc.	26,933	1,152,194
DTE Energy Co.	10,610	423,870
Duke Energy Corp.	76,540	1,334,092
Edison International	9,819	391,778
Entergy Corp.	7,039	626,541
Exelon Corp.	19,515	1,222,029
FirstEnergy Corp.	11,528	772,261
FPL Group, Inc.	13,321	670,046
PG&E Corp.	15,590	583,846
PPL Corp.	12,038	445,647
Progress Energy, Inc.	18,287	788,718
Public Service Enterprise Group, Inc.	17,292	567,005
Southern Co.	44,466	1,675,923
Xcel Energy, Inc.	23,757	474,902

Total Electric		13,279,689
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	24,086	982,468
Electronics – 0.0%
Amphenol Corp. Class A	490	19,669
Engineering & Construction – 0.0%
Fluor Corp.	1,469	81,823
Entertainment – 0.0%
International Game Technology	5,649	97,050
Environmental Control – 0.3%
Waste Management, Inc.	20,884	657,637
Food – 2.9%
Campbell Soup Co.	13,023	502,688
ConAgra Foods, Inc.	21,002	408,699
General Mills, Inc.	12,641	868,690
H.J. Heinz Co.	14,736	735,474
Kellogg Co.	13,058	732,554
Kraft Foods, Inc. Class A	70,853	2,320,435
Kroger Co. (The)	11,016	302,720

Investments	Shares	Value

Safeway, Inc.	4,892	$116,038
Sara Lee Corp.	26,337	332,636
SUPERVALU, Inc.	5,446	118,178
SYSCO Corp.	23,482	723,950
Wm. Wrigley Jr. Co.	5,650	448,610

Total Food		7,610,672
Forest Products & Paper – 0.6%
International Paper Co.	18,940	495,849
Plum Creek Timber Co., Inc.	8,890	443,255
Weyerhaeuser Co.	10,017	606,830

Total Forest Products & Paper		1,545,934
Gas – 0.1%
Sempra Energy	7,370	371,964
Healthcare-Products – 3.4%
Baxter International, Inc.	13,225	867,957
Becton Dickinson & Co.	4,799	385,168
C.R. Bard, Inc.	1,002	95,060
Johnson & Johnson	99,021	6,860,174
Medtronic, Inc.	16,238	813,524
Stryker Corp.	1,569	97,749

Total Healthcare-Products		9,119,632
Healthcare-Services – 0.1%
Aetna, Inc.	489	17,658
Cigna Corp.	328	11,145
Quest Diagnostics, Inc.	2,078	107,370
UnitedHealth Group, Inc.	1,190	30,214

Total Healthcare-Services		166,387
Holding Companies-Diversified – 0.0%
Leucadia National Corp.	1,684	76,521
Household Products/Wares – 0.7%
Clorox Co.	4,866	305,050
Fortune Brands, Inc.	4,924	282,441
Kimberly-Clark Corp.	18,590	1,205,375

Total Household Products/Wares		1,792,866
Housewares – 0.1%
Newell Rubbermaid, Inc.	12,979	224,018
Insurance – 2.7%
Allstate Corp. (The)	24,146	1,113,615
American Family Life Assurance Co., Inc.	9,363	550,076
AON Corp.	5,089	228,801
Assurant, Inc.	1,215	66,825
Chubb Corp. (The)	11,719	643,373
CNA Financial Corp.	7,027	184,388
Genworth Financial, Inc. Class A	9,755	83,991
Hartford Financial Services Group, Inc. (The)	10,450	428,346
Lincoln National Corp.	10,668	456,697
Loews Corp.	3,676	145,165
Marsh & McLennan Cos., Inc.	22,611	718,125
Metlife, Inc.	12,527	701,512
Principal Financial Group, Inc.	4,840	210,492
Progressive Corp. (The)	1,838	31,981

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	25

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund

September 30, 2008

Investments	Shares	Value

Prudential Financial, Inc.	7,788	$560,736
Travelers Cos., Inc. (The)	19,699	890,395
Unum Group	6,460	162,146

Total Insurance		7,176,644
Investment Companies – 0.3%
American Capital Ltd.	31,156	794,790
Iron/Steel – 0.1%
Allegheny Technologies, Inc.	1,148	33,923
Nucor Corp.	3,079	121,621
United States Steel Corp.	1,246	96,702

Total Iron/Steel		252,246
Leisure Time – 0.1%
Harley-Davidson, Inc.	8,873	330,963
Lodging – 0.1%
Marriott International, Inc. Class A	4,615	120,405
Starwood Hotels & Resorts Worldwide, Inc.	5,448	153,307

Total Lodging		273,712
Machinery-Construction & Mining – 0.4%
Caterpillar, Inc.	18,081	1,077,628
Machinery-Diversified – 0.2%
Cummins, Inc.	2,531	110,655
Deere & Co.	7,304	361,548
Rockwell Automation, Inc.	3,562	133,005

Total Machinery-Diversified		605,208
Media – 1.2%
CBS Corp. Class B	33,196	483,998
Gannett Co., Inc.	13,930	235,556
McGraw-Hill Cos., Inc. (The)	8,591	271,562
News Corp. Class A	17,782	213,206
News Corp. Class B	6,452	78,392
Time Warner, Inc.	77,747	1,019,262
Walt Disney Co. (The)	29,208	896,394
Washington Post Co. (The) Class B	121	67,368

Total Media		3,265,738
Metal Fabricate/Hardware – 0.0%
Precision Castparts Corp.	134	10,557
Mining – 1.2%
Alcoa, Inc.	23,557	531,917
Freeport-McMoRan Copper & Gold, Inc. Class B	6,638	377,370
Newmont Mining Corp.	5,120	198,451
Southern Copper Corp.	97,020	1,851,142
Vulcan Materials Co.	3,089	230,131

Total Mining		3,189,011
Miscellaneous Manufacturing – 5.6%
3M Co.	22,512	1,537,795
Danaher Corp.	659	45,735
Dover Corp.	4,946	200,560
Eaton Corp.	3,926	220,563
General Electric Co.	433,459	11,053,204
Honeywell International, Inc.	17,230	715,907

Investments	Shares	Value

Illinois Tool Works, Inc.	16,166	$718,579
ITT Industries, Inc.	2,317	128,848
Parker Hannifin Corp.	2,660	140,980
Textron, Inc.	4,612	135,039

Total Miscellaneous Manufacturing		14,897,210
Office/Business Equipment – 0.2%
Pitney Bowes, Inc.	11,215	373,011
Xerox Corp.	14,085	162,400

Total Office/Business Equipment		535,411
Oil & Gas – 8.5%
Anadarko Petroleum Corp.	3,757	182,252
Apache Corp.	2,687	280,200
Chesapeake Energy Corp.	5,035	180,555
Chevron Corp.	75,446	6,222,785
ConocoPhillips	43,626	3,195,605
Devon Energy Corp.	3,999	364,709
Diamond Offshore Drilling, Inc.	799	82,345
ENSCO International, Inc.	428	24,666
EOG Resources, Inc.	1,391	124,439
Exxon Mobil Corp.	117,203	9,101,984
Hess Corp.	1,851	151,930
Marathon Oil Corp.	16,387	653,350
Murphy Oil Corp.	2,515	161,312
Noble Energy, Inc.	1,494	83,051
Occidental Petroleum Corp.	16,043	1,130,229
Questar Corp.	2,244	91,824
Sunoco, Inc.	2,660	94,643
Valero Energy Corp.	5,330	161,499
XTO Energy, Inc.	6,230	289,820

Total Oil & Gas		22,577,198
Oil & Gas Services – 0.3%
Baker Hughes, Inc.	2,869	173,689
BJ Services Co.	3,617	69,193
Halliburton Co.	12,282	397,815
Smith International, Inc.	1,621	95,055

Total Oil & Gas Services		735,752
Pharmaceuticals – 7.9%
Abbott Laboratories	48,963	2,819,290
Allergan, Inc.	1,418	73,027
AmerisourceBergen Corp.	1,511	56,889
Bristol-Myers Squibb Co.	110,937	2,313,036
Cardinal Health, Inc.	4,197	206,828
Eli Lilly & Co.	50,757	2,234,831
Merck & Co., Inc.	78,041	2,462,974
Pfizer, Inc.	476,607	8,788,632
Schering-Plough Corp.	21,863	403,810
Wyeth	45,170	1,668,580

Total Pharmaceuticals		21,027,897
Pipelines – 0.4%
El Paso Corp.	9,766	124,614
Spectra Energy Corp.	31,163	741,680

See Notes to Financial Statements.

26	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund

September 30, 2008

Investments	Shares	Value

Williams Cos., Inc. (The)	9,488	$224,391

Total Pipelines		1,090,685
REITS – 2.5%
AvalonBay Communities, Inc.	4,006	394,271
Boston Properties, Inc.	4,776	447,320
Equity Residential	18,892	838,994
General Growth Properties, Inc.	16,544	249,814
HCP, Inc.	17,598	706,208
Host Hotels & Resorts, Inc.	32,678	434,291
Kimco Realty Corp.	15,717	580,586
ProLogis	10,704	441,754
Public Storage, Inc.	6,367	630,397
Simon Property Group, Inc.	11,857	1,150,128
Vornado Realty Trust	8,831	803,179

Total REITS		6,676,942
Retail – 5.9%
Abercrombie & Fitch Co.	1,035	40,831
Best Buy Co., Inc.	5,970	223,875
Costco Wholesale Corp.	5,169	335,623
CVS Corp.	12,300	414,018
Gap, Inc. (The)	16,675	296,482
Home Depot, Inc.	80,998	2,097,038
J.C. Penney Co., Inc.	5,676	189,238
Lowe’s Cos., Inc.	28,614	677,866
Ltd. Brands, Inc.	16,525	286,213
Macy’s, Inc.	11,788	211,948
McDonald’s Corp.	42,253	2,607,010
Nordstrom, Inc.	5,165	148,855
Staples, Inc.	12,828	288,630
Target Corp.	12,623	619,158
TJX Cos., Inc.	7,864	240,009
Walgreen Co.	14,563	450,870
Wal-Mart Stores, Inc.	102,818	6,157,771
Yum! Brands, Inc.	11,284	367,971

Total Retail		15,653,406
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	17,212	317,561
Semiconductors – 1.6%
Analog Devices, Inc.	9,991	263,263
Applied Materials, Inc.	26,419	399,719
Intel Corp.	159,609	2,989,477
KLA -Tencor Corp.	3,132	99,128
Texas Instruments, Inc.	23,908	514,022

Total Semiconductors		4,265,609
Software – 1.7%
CA, Inc.	4,625	92,315
Fidelity National Information Services, Inc.	1,235	22,798
Microsoft Corp.	165,824	4,425,843

Total Software		4,540,956

Investments	Shares	Value

Telecommunications – 6.1%
AT&T, Inc.	302,064	$8,433,627
Corning, Inc.	18,728	292,906
Embarq Corp.	10,885	441,387
Harris Corp.	1,996	92,215
Motorola, Inc.	39,947	285,222
QUALCOMM, Inc.	33,361	1,433,522
Verizon Communications, Inc.	159,503	5,118,451

Total Telecommunications		16,097,330
Toys/Games/Hobbies – 0.1%
Mattel, Inc.	19,549	352,664
Transportation – 1.7%
Burlington Northern Santa Fe Corp.	7,727	714,207
C.H. Robinson Worldwide, Inc.	4,045	206,133
CSX Corp.	8,110	442,563
Expeditors International Washington, Inc.	1,799	62,677
FedEx Corp.	1,814	143,379
Norfolk Southern Corp.	11,730	776,643
Union Pacific Corp.	10,328	734,940
United Parcel Service, Inc. Class B	22,604	1,421,566

Total Transportation		4,502,108
TOTAL COMMON STOCKS
(Cost: $324,797,206)		264,115,360
SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
Columbia Cash Reserves Fund, 2.08%(a)
(Cost: $557,188)	557,188	557,188
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND(b) – 0.0%
UBS Private Money Market Fund LLC, 3.01%
(Cost: $893)(c)	893	893
TOTAL INVESTMENTS IN SECURITIES – 99.6%
(Cost: $325,355,287)(d)		264,673,441
Other Assets in Excess of Liabilities – 0.4%		1,093,480

NET ASSETS – 100.0%		$265,766,921
(a)	Rate shown represents annualized 7-day yield as of September 30, 2008.

(b)	Interest rate shown reflects yield as of September 30, 2008.

(c)	At September 30, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $893.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	27

Schedule of Investments (unaudited)

WisdomTree Dividend Top 100 Fund

September 30, 2008

Investments	Shares	Value

COMMON STOCKS – 97.6%
Agriculture – 3.1%
Altria Group, Inc.	21,417	$424,913
Reynolds American, Inc.	32,011	1,556,375
UST, Inc.	32,951	2,192,560

Total Agriculture		4,173,848
Apparel – 1.0%
VF Corp.	17,220	1,331,278
Banks – 17.3%
Bank of America Corp.	62,173	2,176,054
BB&T Corp.	76,524	2,892,606
Comerica, Inc.	60,832	1,994,681
Fifth Third Bancorp	113,425	1,349,758
KeyCorp	123,234	1,471,414
M&T Bank Corp.	18,455	1,647,109
Marshall & Ilsley Corp.	69,824	1,406,954
National City Corp.	258,297	452,020
PNC Financial Services Group, Inc. (The)	25,128	1,877,062
Regions Financial Corp.	113,568	1,090,253
SunTrust Banks, Inc.	30,433	1,369,181
Synovus Financial Corp.	61,675	638,336
U.S. Bancorp	71,528	2,576,438
Wachovia Corp.	70,747	247,615
Wells Fargo & Co.	55,545	2,084,604

Total Banks		23,274,085
Beverages – 1.0%
Anheuser-Busch Cos., Inc.	19,958	1,294,875
Building Materials – 1.2%
Masco Corp.	87,125	1,563,023
Chemicals – 4.0%
Dow Chemical Co. (The)	41,978	1,334,061
E.I. du Pont de Nemours & Co.	37,993	1,531,118
PPG Industries, Inc.	18,516	1,079,853
Rohm & Haas Co.	20,911	1,463,770

Total Chemicals		5,408,802
Commercial Services – 0.6%
R.R. Donnelley & Sons Co.	32,960	808,509
Distribution/Wholesale – 0.8%
Genuine Parts Co.	27,649	1,111,766
Diversified Financial Services – 2.7%
Citigroup, Inc.	99,436	2,039,432
JPMorgan Chase & Co.	33,010	1,541,567

Total Diversified Financial Services		3,580,999
Electric – 14.3%
Ameren Corp.	37,008	1,444,422
American Electric Power Co., Inc.	31,556	1,168,519
Consolidated Edison, Inc.	41,529	1,784,086
Dominion Resources, Inc.	29,626	1,267,400
DTE Energy Co.	42,352	1,699,162
Duke Energy Corp.	90,491	1,577,258
Entergy Corp.	9,269	825,034

Investments	Shares	Value

FirstEnergy Corp.	16,975	$1,137,155
FPL Group, Inc.	14,222	715,367
PG&E Corp.	28,971	1,084,964
PPL Corp.	17,976	665,472
Progress Energy, Inc.	43,779	1,888,188
Public Service Enterprise Group, Inc.	21,455	703,509
Southern Co.	45,842	1,727,785
Xcel Energy, Inc.	74,347	1,486,197

Total Electric		19,174,518
Environmental Control – 1.0%
Waste Management, Inc.	41,738	1,314,330
Food – 6.1%
Campbell Soup Co.	27,896	1,076,786
ConAgra Foods, Inc.	51,931	1,010,577
General Mills, Inc.	19,487	1,339,147
H.J. Heinz Co. Ltd.	29,834	1,490,804
Kraft Foods, Inc. Class A	41,582	1,361,811
Sara Lee Corp.	67,621	854,053
SYSCO Corp.	36,529	1,126,189

Total Food		8,259,367
Forest Products & Paper – 3.0%
International Paper Co.	41,469	1,085,658
Plum Creek Timber Co., Inc.	33,912	1,690,852
Weyerhaeuser Co.	20,120	1,218,870

Total Forest Products & Paper		3,995,380
Healthcare-Products – 0.8%
Johnson & Johnson	15,384	1,065,804
Household Products/Wares – 1.7%
Clorox Co.	15,928	998,526
Kimberly-Clark Corp.	19,194	1,244,539

Total Household Products/Wares		2,243,065
Housewares – 0.7%
Newell Rubbermaid, Inc.	55,300	954,478
Insurance – 2.8%
Allstate Corp. (The)	25,199	1,162,178
Lincoln National Corp.	20,892	894,387
Marsh & McLennan Cos., Inc.	52,073	1,653,838

Total Insurance		3,710,403
Investment Companies – 2.7%
American Capital Ltd.	143,634	3,664,103
Leisure Time – 0.7%
Harley-Davidson, Inc.	23,514	877,072
Media – 1.3%
CBS Corp. Class B	62,905	917,154
Gannett Co., Inc.	47,650	805,762

Total Media		1,722,916
Mining – 1.4%
Southern Copper Corp.	96,439	1,840,056
Miscellaneous Manufacturing – 0.7%
General Electric Co.	38,947	993,149
Office/Business Equipment - 1.0%
Pitney Bowes, Inc.	41,068	1,365,922

See Notes to Financial Statements.

28	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend Top 100 Fund

September 30, 2008

Investments	Shares	Value

Oil & Gas – 0.7%
Chevron Corp.	11,802	$973,429
Pharmaceuticals – 3.7%
Bristol-Myers Squibb Co.	66,603	1,388,673
Eli Lilly & Co.	27,937	1,230,066
Merck & Co., Inc.	18,066	570,163
Pfizer, Inc.	99,270	1,830,538

Total Pharmaceuticals		5,019,440
Pipelines – 1.0%
Spectra Energy Corp.	58,824	1,400,011
REITS – 13.7%
AvalonBay Communities, Inc.	15,949	1,569,701
Boston Properties, Inc.	12,411	1,162,414
Equity Residential	59,667	2,649,811
General Growth Properties, Inc.	48,865	737,862
HCP, Inc.	78,304	3,142,340
Host Hotels & Resorts, Inc.	107,033	1,422,469
Kimco Realty Corp.	50,602	1,869,238
ProLogis	20,046	827,298
Public Storage	14,849	1,470,199
Simon Property Group, Inc.	17,681	1,715,057
Vornado Realty Trust	20,355	1,851,287

Total REITS		18,417,676
Retail – 2.8%
Home Depot, Inc.	54,893	1,421,180
Limited Brands, Inc.	73,817	1,278,510
McDonald’s Corp.	18,200	1,122,940

Total Retail		3,822,630
Software – 1.6%
Automatic Data Processing, Inc.	24,391	1,042,715
Paychex, Inc.	34,012	1,123,417

Total Software		2,166,132
Telecommunications – 3.1%
AT&T, Inc.	42,145	1,176,688
Embarq Corp.	45,265	1,835,496
Verizon Communications, Inc.	37,836	1,214,157

Total Telecommunications		4,226,341
Toys/Games/Hobbies – 1.1%
Mattel, Inc.	80,845	1,458,444
TOTAL COMMON STOCKS
(Cost: $176,387,204)		131,211,851
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Columbia Cash Reserves Fund, 2.08%(a)
(Cost: $170,812)	170,812	170,812
TOTAL INVESTMENTS IN SECURITIES – 97.7%
(Cost: $176,558,016)(b)		131,382,663
Other Assets in Excess of Liabilities – 2.3%		3,038,309

NET ASSETS – 100.0%		$134,420,972

(a)	Rate shown represents annualized 7-day yield as of September 30, 2008.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	29

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund

September 30, 2008

Investments	Shares	Value

COMMON STOCKS – 99.4%
Aerospace/Defense – 0.1%
Curtiss-Wright Corp.	1,020	$46,359
DRS Technologies, Inc.	304	23,332

Total Aerospace/Defense		69,691
Airlines – 0.0%
Skywest, Inc.	1,003	16,028
Apparel – 0.1%
Columbia Sportswear Co.	1,807	75,822
Auto Manufacturers – 0.0%
Oshkosh Corp.	2,106	27,715
Auto Parts & Equipment – 0.2%
BorgWarner, Inc.	3,715	121,740
WABCO Holdings, Inc.	1,379	49,010

Total Auto Parts & Equipment		170,750
Banks – 6.8%
Associated Banc-Corp	20,734	413,643
BancorpSouth, Inc.	10,339	290,836
Bank of Hawaii Corp.	6,078	324,869
BOK Financial Corp.	3,538	171,275
City National Corp.	5,129	278,505
Colonial BancGroup, Inc. (The)	28,859	226,832
Commerce Bancshares, Inc.	5,510	255,664
Cullen/Frost Bankers, Inc.	6,451	387,060
East West Bancorp, Inc.	3,414	46,772
FirstMerit Corp.	16,385	344,085
Fulton Financial Corp.	33,174	361,928
Huntington Bancshares, Inc.	97,157	776,283
TCF Financial Corp.	24,102	433,836
UCBH Holdings, Inc.	3,148	20,179
Valley National Bancorp	20,158	422,512
Webster Financial Corp.	6,806	171,852
Whitney Holding Corp.	10,767	261,100
Wilmington Trust Corp.	9,263	267,052
Zions Bancorp	13,476	521,521

Total Banks		5,975,804
Beverages – 0.8%
Brown-Forman Corp. Class A	3,626	257,446
Brown-Forman Corp. Class B	4,393	315,461
PepsiAmericas, Inc.	7,033	145,724

Total Beverages		718,631
Building Materials – 0.4%
Eagle Materials, Inc.	3,462	77,445
Lennox International, Inc.	3,142	104,534
Martin Marietta Materials, Inc.	1,528	171,105
Quanex Building Products Corp.	1,324	20,178
Texas Industries, Inc.	394	16,099

Total Building Materials		389,361
Chemicals – 3.2%
Airgas, Inc.	2,011	99,846
Albemarle Corp.	3,391	104,578

Investments	Shares	Value

Ashland, Inc.	5,179	$151,434
Cabot Corp.	4,977	158,169
Celanese Corp. Series A	2,081	58,081
CF Industries Holdings, Inc.	156	14,268
Chemtura Corp.	21,589	98,446
Cytec Industries, Inc.	1,036	40,311
Eastman Chemical Co.	8,065	444,058
FMC Corp.	2,030	104,322
Hercules, Inc.	4,165	82,425
Huntsman Corp.	12,394	156,164
International Flavors & Fragrances, Inc.	5,491	216,675
Lubrizol Corp.	4,812	207,590
RPM International, Inc.	16,140	312,148
Sigma-Aldrich Corp.	3,829	200,716
Valhi, Inc.	9,603	172,854
Valspar Corp. (The)	8,300	185,007

Total Chemicals		2,807,092
Coal – 0.3%
Arch Coal, Inc.	3,427	112,715
Foundation Coal Holdings, Inc.	609	21,668
Massey Energy Co.	1,548	55,217
Walter Industries, Inc.	956	45,362

Total Coal		234,962
Commercial Services – 2.7%
Corporate Executive Board Co. (The)	3,178	99,313
Deluxe Corp.	5,812	83,635
DeVry, Inc.	517	25,612
Equifax, Inc.	1,993	68,659
H&R Block, Inc.	34,913	794,270
Interactive Data Corp.	5,039	127,084
Manpower, Inc.	3,710	160,124
Pharmaceutical Product Development, Inc.	4,188	173,174
Robert Half International, Inc.	8,666	214,483
Rollins, Inc.	3,680	69,846
Service Corp. International	11,155	93,256
Sotheby's	3,702	74,262
Strayer Education, Inc.	433	86,713
Watson Wyatt Worldwide, Inc. Class A	1,003	49,879
Weight Watchers International, Inc.	4,262	155,989
Total System Services, Inc.	7,647	125,411

Total Commercial Services		2,401,710
Computers – 0.3%
Diebold, Inc.	7,051	233,459
Jack Henry & Associates, Inc.	3,292	66,926

Total Computers		300,385
Cosmetics/Personal Care – 0.4%
Alberto-Culver Co.	3,113	84,798
Estee Lauder Cos., Inc. (The) Class A	5,022	250,648

Total Cosmetics/Personal Care		335,446
Distribution/Wholesale – 0.5%
Fastenal Co.	5,841	288,487
Owens & Minor, Inc.	2,408	116,788

Total Distribution/Wholesale		405,275

See Notes to Financial Statements.

30	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund

September 30, 2008

Investments	Shares	Value

Diversified Financial Services – 1.7%
CIT Group, Inc.	27,994	$194,838
Eaton Vance Corp.	5,338	188,058
Federated Investors, Inc. Class B	7,184	207,258
Greenhill & Co., Inc.	2,083	153,621
Janus Capital Group, Inc.	696	16,899
National Financial Partners Corp.	2,419	36,285
optionsXpress Holdings, Inc.	1,786	34,684
Raymond James Financial, Inc.	5,436	179,279
Student Loan Corp. (The)	3,383	314,620
Waddell & Reed Financial, Inc. Class A	5,445	134,764

Total Diversified Financial Services		1,460,306
Electric – 10.0%
Alliant Energy Corp.	11,608	373,894
CenterPoint Energy, Inc.	42,087	613,208
Cleco Corp.	6,833	172,533
CMS Energy Corp.	8,863	110,522
DPL, Inc.	13,864	343,827
Great Plains Energy, Inc.	17,013	378,029
Hawaiian Electric Industries, Inc.	15,637	455,193
Integrys Energy Group, Inc.	13,769	687,623
ITC Holdings Corp.	3,193	165,302
MDU Resources Group, Inc.	13,547	392,863
Northeast Utilities	13,795	353,842
NSTAR	14,436	483,606
OGE Energy Corp.	12,153	375,285
Ormat Technologies, Inc.	519	18,855
Pepco Holdings, Inc.	24,890	570,230
Pinnacle West Capital Corp.	17,418	599,353
PNM Resources, Inc.	10,992	112,558
Portland General Electric Co.	7,611	180,076
Puget Energy, Inc.	14,769	394,332
SCANA Corp.	16,716	650,754
Sierra Pacific Resources	14,738	141,190
TECO Energy, Inc.	33,371	524,926
Westar Energy, Inc.	14,389	331,523
Wisconsin Energy Corp.	8,147	365,800

Total Electric		8,795,324
Electrical Components & Equipment – 0.5%
Ametek, Inc.	1,940	79,094
Belden CDT, Inc.	659	20,950
Hubbell, Inc. Class B	4,457	156,218
Molex, Inc.	5,653	126,910
Molex, Inc. Class A	4,861	101,157

Total Electrical Components & Equipment		484,329
Electronics – 0.9%
Applied Biosystems, Inc.	2,951	101,072
AVX Corp.	7,253	73,908
Brady Corp. Class A	3,027	106,793
Gentex Corp.	12,416	177,548
Jabil Circuit, Inc.	11,138	106,257
National Instruments Corp.	3,242	97,422

Investments	Shares	Value

PerkinElmer, Inc.	4,534	$113,213
Woodward Governor Co.	1,543	54,422

Total Electronics		830,635
Engineering & Construction – 0.1%
Granite Construction, Inc.	1,977	70,816
Entertainment – 0.5%
Regal Entertainment Group Class A	29,526	465,920
Environmental Control – 0.6%
Mine Safety Appliances Co.	1,992	75,935
Nalco Holding Co.	3,258	60,403
Republic Services, Inc.	14,086	422,299

Total Environmental Control		558,637
Food – 2.5%
Corn Products International, Inc.	3,048	98,389
Del Monte Foods Co.	12,801	99,848
Flowers Foods, Inc.	6,437	188,990
Hershey Co. (The)	17,753	701,954
Hormel Foods Corp.	8,708	315,926
J.M. Smucker Co. (The)	4,800	243,312
McCormick & Co., Inc.	9,208	354,048
Pilgrim's Pride Corp.	751	1,870
Ruddick Corp.	2,281	74,018
Seaboard Corp.	8	10,056
Tyson Foods, Inc. Class A	10,752	128,379

Total Food		2,216,790
Forest Products & Paper – 1.7%
MeadWestvaco Corp.	18,973	442,261
Potlatch Corp.	5,840	270,918
Rayonier, Inc.	11,799	558,682
Temple-Inland, Inc.	13,336	203,507

Total Forest Products & Paper		1,475,368
Gas – 3.6%
AGL Resources, Inc.	12,082	379,133
Atmos Energy Corp.	14,840	395,041
Energen Corp.	1,777	80,463
Nicor, Inc.	6,800	301,580
NiSource, Inc.	47,631	703,034
Piedmont Natural Gas Co., Inc.	9,642	308,158
Southern Union Co.	8,546	176,475
UGI Corp.	10,453	269,478
Vectren Corp.	11,707	326,040
WGL Holdings, Inc.	7,261	235,619

Total Gas		3,175,021
Hand/Machine Tools – 1.3%
Black & Decker Corp.	5,146	312,620
Kennametal, Inc.	3,466	93,998
Lincoln Electric Holdings, Inc.	2,111	135,758
Snap-On, Inc.	5,200	273,832
Stanley Works (The)	7,479	312,173

Total Hand/Machine Tools		1,128,381

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	31

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund

September 30, 2008

Investments	Shares	Value

Healthcare-Products – 0.5%
Beckman Coulter, Inc.	2,028	$143,968
Cooper Cos., Inc. (The)	245	8,516
DENTSPLY International, Inc.	2,142	80,411
Hill-Rom Holdings, Inc.	4,475	135,637
STERIS Corp.	1,815	68,208

Total Healthcare-Products		436,740
Healthcare-Services – 0.7%
Brookdale Senior Living, Inc.	23,775	522,813
Universal Health Services, Inc. Class B	1,049	58,775

Total Healthcare-Services		581,588
Home Builders – 1.8%
Centex Corp.	2,715	43,983
D.R. Horton, Inc.	50,008	651,104
KB Home	14,225	279,948
Lennar Corp. Class A	17,034	258,746
MDC Holdings, Inc.	4,162	152,288
Pulte Homes, Inc.	14,021	195,873
Thor Industries, Inc.	1,513	37,553

Total Home Builders		1,619,495
Home Furnishings – 0.6%
Harman International Industries, Inc.	150	5,111
Tempur-Pedic International, Inc.	2,917	34,304
Whirlpool Corp.	5,748	455,758

Total Home Furnishings		495,173
Household Products/Wares – 0.9%
Avery Dennison Corp.	11,868	527,889
Church & Dwight Co., Inc.	1,356	84,194
Scotts Miracle-Gro Co. (The) Class A	2,858	67,563
Tupperware Brands Corp.	5,733	158,403

Total Household Products/Wares		838,049
Housewares – 0.1%
Toro Co. (The)	1,237	51,088
Insurance – 6.1%
AMBAC Financial Group, Inc.	10,115	23,568
American Financial Group, Inc.	6,965	205,468
American National Insurance Co.	2,431	209,868
Arthur J. Gallagher & Co.	16,032	411,381
Brown & Brown, Inc.	5,798	125,353
Cincinnati Financial Corp.	20,977	596,586
Delphi Financial Group, Inc. Class A	1,614	45,257
Erie Indemnity Co. Class A	5,642	238,487
Fidelity National Title Group, Inc. Class A	60,503	889,393
First American Corp.	8,525	251,488
Hanover Insurance Group, Inc. (The)	1,651	75,154
HCC Insurance Holdings, Inc.	6,115	165,105
Mercury General Corp.	7,941	434,770
MGIC Investment Corp.	1,121	7,881
Nationwide Financial Services, Inc. Class A	3,974	196,037
Odyssey Re Holdings Corp.	1,660	72,708
Old Republic International Corp.	35,001	446,263
Protective Life Corp.	5,363	152,899

Investments	Shares	Value

Reinsurance Group of America, Inc. Class A	1,514	$81,756
StanCorp Financial Group, Inc.	2,414	125,528
Torchmark Corp.	2,804	167,679
Transatlantic Holdings, Inc.	2,109	114,624
Unitrin, Inc.	9,211	229,722
W.R. Berkley Corp.	4,265	100,441
Wesco Financial Corp.	87	31,059

Total Insurance		5,398,475
Investment Companies – 1.8%
Allied Capital Corp.	65,263	704,840
Apollo Investment Corp.	52,317	892,005

Total Investment Companies		1,596,845
Iron/Steel – 0.3%
Carpenter Technology Corp.	1,398	35,859
Cleveland-Cliffs, Inc.	1,494	79,092
Reliance Steel & Aluminum Co.	1,560	59,233
Steel Dynamics, Inc.	5,047	86,253

Total Iron/Steel		260,437
Leisure Time – 0.3%
Brunswick Corp.	10,271	131,366
Polaris Industries, Inc.	3,461	157,441

Total Leisure Time		288,807
Lodging – 0.3%
Ameristar Casinos, Inc.	3,056	43,365
Choice Hotels International, Inc.	4,306	116,692
Wyndham Worldwide Corp	4,013	63,044

Total Lodging		223,101
Machinery-Construction & Mining – 0.2%
Bucyrus International, Inc.	521	23,278
Joy Global, Inc.	3,804	171,713

Total Machinery-Construction & Mining		194,991
Machinery-Diversified – 0.5%
Flowserve Corp.	1,249	110,874
Graco, Inc.	3,789	134,927
IDEX Corp.	3,763	116,728
Manitowoc Co., Inc. (The)	751	11,678
Nordson Corp.	1,474	72,388
Wabtec Corp.	183	9,375

Total Machinery-Diversified		455,970
Media – 0.8%
CBS Corp. Class A	8,001	117,055
EW Scripps Co., Class A	1,829	12,931
Factset Research Systems, Inc.	1,417	74,038
John Wiley & Sons, Inc. Class A	1,752	70,868
Meredith Corp.	1,712	48,004
New York Times Co. (The) Class A	26,992	385,716

Total Media		708,612
Metal Fabricate/Hardware – 0.5%
Commercial Metals Co.	4,956	83,707
Timken Co.	7,218	204,629

See Notes to Financial Statements.

32	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund

September 30, 2008

Investments	Shares	Value

Valmont Industries, Inc.	469	$38,782
Worthington Industries, Inc.	9,789	146,248

Total Metal Fabricate/Hardware		473,366
Mining – 0.1%
Titanium Metals Corp.	6,387	72,429
Miscellaneous Manufacturing – 3.1%
Actuant Corp. Class A	263	6,638
Acuity Brands, Inc.	2,072	86,527
AptarGroup, Inc.	3,080	120,459
Barnes Group, Inc.	3,367	68,081
Brink's Co. (The)	1,160	70,783
Carlisle Cos., Inc.	3,404	102,018
CLARCOR, Inc.	1,476	56,014
Crane Co.	3,494	103,807
Donaldson Co., Inc.	2,571	107,751
Eastman Kodak Co.	22,720	349,433
Harsco Corp.	3,718	138,272
Leggett & Platt, Inc.	31,526	686,951
Pall Corp.	5,144	176,902
Pentair, Inc.	6,149	212,571
Roper Industries, Inc.	1,482	84,415
SPX Corp.	1,827	140,679
Teleflex, Inc.	2,968	188,438
Trinity Industries, Inc.	3,127	80,458

Total Miscellaneous Manufacturing		2,780,197
Office Furnishings – 0.2%
Herman Miller, Inc.	2,648	64,797
HNI Corp.	3,516	89,095

Total Office Furnishings		153,892
Oil & Gas – 1.6%
Berry Petroleum Co. Class A	981	37,994
Cabot Oil & Gas Corp.	1,051	37,983
Cimarex Energy Co.	1,057	51,698
Crosstex Energy, Inc.	4,156	103,775
Equitable Resources, Inc.	7,119	261,125
Frontier Oil Corp.	1,754	32,309
Helmerich & Payne, Inc.	1,726	74,546
Holly Corp.	1,762	50,957
Patterson-UTI Energy, Inc.	13,657	273,413
Penn Virginia Corp.	778	41,576
Pioneer Natural Resources Co.	2,537	132,634
Range Resources Corp.	1,279	54,831
Rowan Cos., Inc.	4,180	127,699
St. Mary Land & Exploration Co.	588	20,962
Tesoro Corp.	3,950	65,136
W&T Offshore, Inc.	1,058	28,873

Total Oil & Gas		1,395,511
Packaging & Containers – 1.6%
Ball Corp.	3,222	127,237
Bemis Co., Inc.	11,385	298,401
Packaging Corp. of America	16,377	379,618
Sealed Air Corp.	10,048	220,956

Investments	Shares	Value

Silgan Holdings, Inc.	1,651	$84,350
Sonoco Products Co.	11,102	329,507

Total Packaging & Containers		1,440,069
Pharmaceuticals – 0.1%
Omnicare, Inc.	1,586	45,629
Perrigo Co.	1,933	74,343

Total Pharmaceuticals		119,972
Pipelines – 0.8%
National Fuel Gas Co.	7,534	317,784
ONEOK, Inc.	11,758	404,475

Total Pipelines		722,259
Real Estate – 0.2%
Forest City Enterprises, Inc. Class A	2,022	62,015
Jones Lang LaSalle, Inc.	1,826	79,394

Total Real Estate		141,409
REITS – 21.8%
Alexandria Real Estate Equities, Inc.	3,320	373,500
AMB Property Corp.	12,549	568,470
Apartment Investment & Management Co. Class A	22,120	774,642
Brandywine Realty Trust	29,161	467,451
BRE Properties, Inc.	9,324	456,876
Camden Property Trust	11,451	525,143
CBL & Associates Properties, Inc.	19,980	401,198
Corporate Office Properties Trust	6,870	277,205
DCT Industrial Trust, Inc.	39,963	299,323
Developers Diversified Realty Corp.	28,467	902,119
DiamondRock Hospitality Co.	20,160	183,456
Digital Realty Trust, Inc.	7,300	344,925
Douglas Emmett, Inc.	11,725	270,496
Duke Realty Corp.	37,613	924,528
Equity One, Inc.	13,518	276,984
Essex Property Trust, Inc.	3,287	388,951
Federal Realty Investment Trust	5,849	500,674
First Industrial Realty Trust, Inc.	12,667	363,290
Health Care REIT, Inc.	17,504	931,738
Highwoods Properties, Inc.	10,941	389,062
Hospitality Properties Trust	30,303	621,818
HRPT Properties Trust	87,445	602,496
Kilroy Realty Corp.	4,700	224,613
Liberty Property Trust	27,747	1,044,676
Macerich Co. (The)	11,234	715,044
Mack-Cali Realty Corp.	18,621	630,693
National Retail Properties, Inc.	15,195	363,920
Nationwide Health Properties, Inc.	17,076	614,394
Realty Income Corp.	20,925	535,680
Regency Centers Corp.	10,002	667,033
Senior Housing Properties Trust	18,004	429,035
SL Green Realty Corp.	6,939	449,647
Taubman Centers, Inc.	5,365	268,250
UDR, Inc.	30,480	797,052
Ventas, Inc.	20,994	1,037,523
Weingarten Realty Investors	17,737	632,679

Total REITS		19,254,584

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	33

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund

September 30, 2008

Investments	Shares	Value

Retail – 3.3%
Advance Auto Parts, Inc.	2,217	$87,926
American Eagle Outfitters, Inc.	14,050	214,263
Barnes & Noble, Inc.	3,873	101,008
Brinker International, Inc.	8,257	147,718
Burger King Holdings, Inc.	4,166	102,317
Darden Restaurants, Inc.	12,451	356,471
Family Dollar Stores, Inc.	11,809	279,873
Foot Locker, Inc.	20,316	328,306
Guess ?, Inc.	2,603	90,558
Liz Claiborne, Inc.	3,499	57,489
Longs Drug Stores Corp.	1,456	110,132
Men's Wearhouse, Inc. (The)	1,492	31,690
MSC Industrial Direct Co. Class A	2,895	133,373
OfficeMax, Inc.	7,310	64,986
Penske Auto Group, Inc.	6,548	75,106
PetSmart, Inc.	2,058	50,853
Phillips-Van Heusen Corp.	715	27,106
Polo Ralph Lauren Corp.	619	41,250
RadioShack Corp.	6,659	115,068
Ross Stores, Inc.	5,811	213,903
Tiffany & Co.	6,171	219,194
Williams-Sonoma, Inc.	6,624	107,176

Total Retail		2,955,766
Savings & Loans – 3.5%
Astoria Financial Corp.	14,989	310,722
Capitol Federal Financial	16,558	734,016
New York Community Bancorp, Inc.	65,161	1,094,054
People's United Financial, Inc.	36,361	699,949
Washington Federal, Inc.	12,081	222,894

Total Savings & Loans		3,061,635
Semiconductors – 2.8%
Altera Corp.	9,687	200,327
Intersil Corp. Class A	7,527	124,798
Linear Technology Corp.	18,125	555,713
Microchip Technology, Inc.	29,278	861,651
National Semiconductor Corp.	9,639	165,887
Xilinx, Inc.	22,811	534,918

Total Semiconductors		2,443,294
Software – 0.5%
Broadridge Financial Solutions, Inc.	5,262	80,982
Dun & Bradstreet Corp.	2,276	214,764
Fair Isaac Corp.	382	8,805
Global Payments, Inc.	495	22,206
IMS Health, Inc.	3,576	67,622
SEI Investments Co.	3,091	68,620

Total Software		462,999
Telecommunications – 3.1%
CenturyTel, Inc.	2,505	91,808
Frontier Communications Corp.	90,203	1,037,335
Telephone & Data Systems, Inc.	1,151	41,148
Telephone & Data Systems, Inc. Special Shares	1,240	44,516

Investments	Shares	Value

Virgin Media, Inc.	10,541	$83,274
Windstream Corp.	129,149	1,412,890

Total Telecommunications		2,710,971
Textiles – 0.2%
Cintas Corp.	6,781	194,683
Toys/Games/Hobbies – 0.5%
Hasbro, Inc.	12,685	440,423
Transportation – 1.0%
Alexander & Baldwin, Inc.	3,328	146,532
Con-way, Inc.	1,509	66,562
JB Hunt Transport Services, Inc.	5,903	196,983
Landstar System, Inc.	665	29,300
Overseas Shipholding Group, Inc.	1,784	104,025
Ryder System, Inc.	3,699	229,338
Tidewater, Inc.	2,127	117,751

Total Transportation		890,491
Trucking & Leasing – 0.2%
GATX Corp.	4,354	172,288
Water – 0.2%
Aqua America, Inc.	10,900	193,802
TOTAL COMMON STOCKS
(Cost: $107,866,243)		87,819,610
SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
Columbia Cash Reserves Fund, 2.08%(a)
(Cost: $211,652)	211,652	211,652
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND(b) – 0.0%
UBS Private Money Market Fund LLC., 3.01%
(Cost: $411)(c)	411	411
TOTAL INVESTMENTS IN SECURITIES – 99.6%
(Cost: $108,078,306)(d)		88,031,673
Other Assets in Excess of Liabilities – 0.4%		342,721

NET ASSETS – 100.0%		$88,374,394

(a)	Rate shown represents annualized 7-day yield as of September 30, 2008.

(b)	Interest rate shown reflects yield as of September 30, 2008.

(c)	At September 30, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $411.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

34	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund

September 30, 2008

Investments	Shares	Value

COMMON STOCKS – 99.3%
Advertising – 0.1%
Harte-Hanks, Inc.	9,693	$100,517
Marchex, Inc., Class B	1,860	19,139

Total Advertising		119,656
Aerospace/Defense – 0.2%
Cubic Corp.	1,058	26,016
HEICO Corp.	235	7,713
HEICO Corp. Class A	257	7,211
Kaman Corp.	3,296	93,871
Triumph Group, Inc.	257	11,747

Total Aerospace/Defense		146,558
Agriculture – 1.3%
Alico, Inc.	1,888	89,548
Andersons, Inc. (The)	1,046	36,840
Universal Corp.	8,264	405,680
Vector Group Ltd.	36,590	646,179

Total Agriculture		1,178,247
Apparel – 1.0%
Cherokee, Inc.	6,382	140,276
Jones Apparel Group, Inc.	24,076	445,648
K-Swiss, Inc. Class A	2,391	41,603
Oxford Industries, Inc.	4,294	110,914
Weyco Group, Inc.	1,569	52,514
Wolverine World Wide, Inc.	6,274	166,010

Total Apparel		956,965
Auto Manufacturers – 0.1%
Wabash National Corp.	5,642	53,317
Auto Parts & Equipment – 0.9%
American Axle & Manufacturing Holdings, Inc.	13,973	74,895
ArvinMeritor, Inc.	21,872	285,210
Cooper Tire & Rubber Co.	13,316	114,518
Modine Manufacturing Co.	11,294	163,537
Spartan Motors, Inc.	3,642	11,582
Standard Motor Products, Inc.	7,023	43,683
Strattec Security Corp.	379	10,013
Superior Industries International, Inc.	7,651	146,593
Titan International, Inc.	258	5,501

Total Auto Parts & Equipment		855,532
Banks – 20.4%
1st Source Corp.	6,283	147,651
AMCORE Financial, Inc.	6,059	56,046
American River Bankshares	1,301	13,023
Ameris Bancorp	3,696	54,886
Arrow Financial Corp.	3,791	111,493
BancFirst Corp.	2,298	111,062
Bancorp Rhode Island, Inc.	711	20,441
BancTrust Financial Group, Inc.	6,609	86,710
Bank Mutual Corp.	14,246	161,692
Bank of the Ozarks, Inc.	2,361	63,747
BankAtlantic Bancorp, Inc. Class A	3,649	29,925

Investments	Shares	Value

Banner Corp.	3,480	$41,795
Boston Private Financial Holdings, Inc.	4,008	35,030
Cadence Financial Corp.	6,602	61,201
Camden National Corp.	1,687	58,961
Capital Bank Corp.	2,476	23,522
Capital City Bank Group, Inc.	3,583	112,327
Capitol Bancorp Ltd.	7,445	145,103
Cardinal Financial Corp.	1,135	9,171
Cascade Financial Corp	2,435	18,238
Cass Information Systems, Inc.	1,043	37,392
Cathay General Bancorp	6,595	156,961
Center Bancorp, Inc.	3,482	35,307
Center Financial Corp.	2,267	28,950
Centerstate Banks of Florida, Inc.	1,228	21,944
Central Pacific Financial Corp.	12,895	216,765
Centrue Financial Corp	1,265	17,659
Chemical Financial Corp.	8,968	279,264
City Holding Co.	4,841	204,532
CoBiz, Inc.	3,535	42,455
Columbia Bancorp	1,762	10,731
Columbia Banking System, Inc.	3,272	58,013
Community Bank System, Inc.	9,897	248,910
Community Trust Bancorp, Inc.	5,286	181,838
CVB Financial Corp.	22,074	306,829
Enterprise Financial Services Corp.	864	19,492
Farmers Capital Bank Corp.	2,910	78,628
Fidelity Southern Corp.	2,890	12,485
Financial Institutions, Inc.	2,731	54,647
First Bancorp	5,134	87,791
First Busey Corp.	10,666	195,508
First Citizens BancShares, Inc. Class A	534	95,586
First Commonwealth Financial Corp.	38,028	512,237
First Community Bancshares, Inc.	3,005	112,748
First Financial Bancorp	18,788	274,305
First Financial Bankshares, Inc.	5,710	296,235
First Financial Corp.	3,179	149,349
First Merchants Corp.	6,607	150,640
First Midwest Bancorp, Inc.	16,442	398,554
First Security Group, Inc.	3,396	24,859
First South Bancorp, Inc.	2,585	44,643
FNB Corp./PA	42,664	681,770
FNB United Corp.	4,524	33,070
Frontier Financial Corp.	13,509	181,426
Gateway Financial Holdings, Inc.	3,008	16,093
Glacier Bancorp, Inc.	11,775	291,667
Great Southern Bancorp, Inc.	3,313	42,241
Green Bancshares, Inc.	2,095	49,253
Hancock Holding Co.	6,828	348,228
Harleysville National Corp.	13,597	230,877
Heartland Financial USA, Inc.	2,902	72,724
Heritage Commerce Corp.	1,807	27,503
Home Bancshares, Inc.	1,284	33,217
Horizon Financial Corp.	3,096	28,112
IBERIABANK Corp.	3,092	163,412

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	35

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund

September 30, 2008

Investments	Shares	Value

Independent Bank Corp./MI	17,801	$110,188
Independent Bank Corp./MA	2,843	88,616
Integra Bank Corp.	8,290	66,154
International Bancshares Corp.	17,982	485,514
Lakeland Bancorp, Inc.	5,871	68,632
Lakeland Financial Corp.	2,746	60,302
Macatawa Bank Corp.	6,860	47,951
MainSource Financial Group, Inc.	5,297	103,821
MB Financial, Inc.	6,793	224,645
MBT Financial Corp.	10,150	47,096
Mercantile Bank Corp.	2,705	21,586
MetroCorp Bancshares, Inc.	948	11,969
Nara Bancorp, Inc.	2,143	24,002
National Penn Bancshares, Inc.	23,773	347,086
NBT Bancorp, Inc.	8,681	259,736
NewBridge Bancorp	8,218	39,200
North Valley Bancorp	2,040	12,158
Northrim BanCorp, Inc.	1,559	25,568
Old National Bancorp	32,149	643,622
Old Second Bancorp, Inc.	2,116	39,188
Pacific Capital Bancorp	17,534	356,817
Pacific Continental Corp.	2,502	36,629
PacWest Bancorp	7,283	208,221
Park National Corp.	6,723	524,393
Peoples Bancorp, Inc.	3,068	66,790
Preferred Bank	2,265	25,391
PrivateBancorp, Inc.	1,667	69,447
Prosperity Bancshares, Inc.	6,261	212,811
Provident Bankshares Corp.	15,461	150,126
Renasant Corp.	5,445	118,211
Republic Bancorp, Inc. Class A	3,743	113,488
S&T Bancorp, Inc.	8,476	312,171
S.Y. Bancorp, Inc.	3,157	96,667
Sandy Spring Bancorp, Inc.	4,212	93,085
SCBT Financial Corp.	1,547	58,167
Seacoast Banking Corp. of Florida	9,066	97,278
Sierra Bancorp	2,100	43,806
Simmons First National Corp. Class A	3,241	115,380
Smithtown Bancorp, Inc.	571	12,848
South Financial Group, Inc. (The)	26,302	192,794
Southside Bancshares, Inc.	2,700	68,040
Southwest Bancorp, Inc.	2,603	45,995
State Bancorp, Inc.	5,166	76,973
StellarOne Corp.	6,958	143,822
Sterling Bancorp	8,485	122,693
Sterling Bancshares, Inc.	11,026	115,222
Sterling Financial Corp.	9,168	132,936
Suffolk Bancorp	2,182	85,993
Susquehanna Bancshares, Inc.	24,915	486,341
Temecula Valley Bancorp, Inc.	622	3,390
Tompkins Financial Corp.	2,520	127,260
TowneBank/Portsmouth VA	938	20,636
Trico Bancshares	3,195	68,788
TrustCo Bank Corp.	39,046	457,229

Investments	Shares	Value

Trustmark Corp.	18,133	$376,078
UMB Financial Corp.	5,377	282,400
Umpqua Holdings Corp.	25,542	375,723
Union Bankshares Corp.	4,063	97,512
United Bankshares, Inc.	14,022	490,770
United Community Banks, Inc.	8,727	115,720
United Security Bancshares	3,154	51,599
Univest Corp. of Pennsylvania	4,106	151,922
Washington Banking Co.	1,164	10,534
Washington Trust Bancorp, Inc.	3,542	94,217
WesBanco, Inc.	8,759	233,165
West Bancorp, Inc.	7,551	98,390
West Coast Bancorp	3,440	50,430
Westamerica Bancorp.	7,257	417,495
Wilshire Bancorp, Inc.	6,182	75,235
Wintrust Financial Corp.	1,825	53,564
Yadkin Valley Financial Corp.	3,073	52,118

Total Banks		18,530,618
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated	891	38,901
Farmer Bros. Co.	2,571	63,941

Total Beverages		102,842
Building Materials – 0.5%
AAON, Inc.	2,412	43,874
Apogee Enterprises, Inc.	3,570	53,657
Comfort Systems USA, Inc.	5,124	68,457
Gibraltar Industries, Inc.	3,451	64,568
LSI Industries, Inc.	5,953	49,231
Simpson Manufacturing Co., Inc.	6,098	165,196
Universal Forest Products, Inc.	609	21,260

Total Building Materials		466,243
Chemicals – 3.0%
A. Schulman, Inc.	6,503	128,629
Aceto Corp.	4,966	47,624
American Vanguard Corp.	751	11,325
Arch Chemicals, Inc.	4,355	153,732
Balchem Corp.	563	15,015
Ferro Corp.	9,945	199,895
H.B. Fuller Co.	5,345	111,550
Innophos Holdings, Inc.	8,089	197,210
KMG Chemicals, Inc.	437	3,050
Kronos Worldwide, Inc.	24,893	329,832
Minerals Technologies, Inc.	442	26,237
NewMarket Corp.	1,967	103,386
NL Industries, Inc.	18,559	190,601
Olin Corp.	25,160	488,103
Penford Corp.	706	12,489
Quaker Chemical Corp.	3,472	98,813
Sensient Technologies Corp.	10,178	286,307
Spartech Corp.	10,511	104,059
Stepan Co.	1,961	107,012
Westlake Chemical Corp.	5,788	121,722

Total Chemicals		2,736,591

See Notes to Financial Statements.

36	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund

September 30, 2008

Investments	Shares	Value

Coal – 0.3%
Penn Virginia GP Holdings LP	12,449	$260,060
Commercial Services – 2.3%
Aaron Rents, Inc.	1,336	36,166
ABM Industries, Inc.	9,951	217,331
Administaff, Inc.	3,266	88,901
Advance America, Cash Advance Centers, Inc.	34,666	103,651
Arbitron, Inc.	2,261	101,044
Barrett Business Services, Inc.	1,687	21,897
Bowne & Co., Inc.	2,634	30,423
CDI Corp.	3,673	82,018
Chemed Corp.	870	35,722
Collectors Universe, Inc.	6,118	56,897
CPI Corp.	1,115	11,986
Diamond Management & Technology Consultants, Inc.	12,167	57,063
Electro Rent Corp.	5,906	79,318
Healthcare Services Group, Inc.	8,086	147,893
Heartland Payment Systems, Inc.	3,486	89,102
Heidrick & Struggles International, Inc.	2,138	64,461
Jackson Hewitt Tax Service, Inc.	5,916	90,751
Kelly Services, Inc. Class A	7,933	151,124
Landauer, Inc.	2,913	211,921
MAXIMUS, Inc.	1,924	70,880
McGrath Rentcorp	6,215	179,116
Monro Muffler, Inc.	1,990	45,889
Multi-Color Corp.	659	15,744
QC Holdings, Inc.	6,569	44,932
Stewart Enterprises, Inc. Class A	9,112	71,620
Viad Corp.	832	23,953

Total Commercial Services		2,129,803
Computers – 0.4%
Agilysys, Inc.	2,101	21,199
Imation Corp.	9,515	214,943
MTS Systems Corp.	2,060	86,726
Syntel, Inc.	2,189	53,631

Total Computers		376,499
Cosmetics/Personal Care – 0.0%
Inter Parfums, Inc.	2,741	37,168
Distribution/Wholesale – 0.8%
Houston Wire & Cable Co.	3,002	51,544
Pool Corp.	9,215	214,986
Watsco, Inc.	8,341	419,386

Total Distribution/Wholesale		685,916
Diversified Financial Services – 1.1%
Advanta Corp. Class A	11,769	58,021
Advanta Corp. Class B	24,626	202,673
Asta Funding, Inc.	833	5,839
Calamos Asset Management, Inc. Class A	2,523	45,212
Cohen & Steers, Inc.	8,908	252,365
Evercore Partners, Inc., Class A	2,153	38,711
Federal Agricultural Mortgage Corp. Class C	1,121	4,596

Investments	Shares	Value

Financial Federal Corp.	6,187	$141,806
GAMCO Investors, Inc. Class A	174	10,318
JMP Group, Inc.	4,182	21,746
Sanders Morris Harris Group, Inc.	3,943	34,107
SWS Group, Inc.	5,603	112,956
Westwood Holdings Group, Inc.	1,778	84,277

Total Diversified Financial Services		1,012,627
Electric – 3.9%
ALLETE, Inc.	10,555	469,697
Avista Corp.	12,230	265,513
Black Hills Corp.	10,101	313,838
Central Vermont Public Service Corp.	2,454	57,522
CH Energy Group, Inc.	6,427	280,024
Empire District Electric Co. (The)	14,112	301,291
IDACORP, Inc.	12,940	376,425
MGE Energy, Inc.	7,224	256,813
NorthWestern Corp.	13,523	339,833
Otter Tail Corp.	8,453	259,761
UIL Holdings Corp.	10,067	345,600
UniSource Energy Corp.	8,398	245,138
Unitil Corp.	2,344	61,155

Total Electric		3,572,610
Electrical Components & Equipment – 0.2%
Encore Wire Corp.	1,005	18,201
Graham Corp.	113	6,113
Hubbell, Inc. Class A	1,503	60,286
Insteel Industries, Inc.	1,465	19,909
Vicor Corp.	5,048	44,826

Total Electrical Components & Equipment		149,335
Electronics – 0.6%
American Science & Engineering, Inc.	1,125	67,196
Analogic Corp.	649	32,294
Badger Meter, Inc.	1,097	51,504
Bel Fuse, Inc. Class B	831	23,659
CTS Corp.	3,545	45,305
Daktronics, Inc.	1,033	17,210
Keithley Instruments, Inc.	2,075	17,368
Methode Electronics, Inc.	4,027	36,001
Park Electrochemical Corp.	2,078	50,371
Sypris Solutions, Inc.	3,511	5,653
Technitrol, Inc.	4,335	64,115
Watts Water Technologies, Inc. Class A	3,818	104,422

Total Electronics		515,098
Energy-Alternate Sources – 0.0%
MGP Ingredients, Inc.	4,173	11,851
Engineering & Construction – 0.0%
VSE Corp.	119	4,014
Entertainment – 0.3%
Carmike Cinemas, Inc.	6,892	25,363
Churchill Downs, Inc.	991	48,539
Dover Downs Gaming & Entertainment, Inc.	2,674	20,804
Dover Motorsports, Inc.	1,552	8,458

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	37

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund

September 30, 2008

Investments	Shares	Value

International Speedway Corp., Class A	559	$21,751
National CineMedia, Inc.	8,711	96,256
Speedway Motorsports, Inc.	3,909	76,147

Total Entertainment		297,318
Environmental Control – 0.2%
American Ecology Corp.	3,777	104,510
Met-Pro Corp.	2,433	35,497

Total Environmental Control		140,007
Food – 1.6%
Arden Group, Inc. Class A	178	25,920
B&G Foods, Inc. Class A	23,784	170,056
Calavo Growers, Inc.	2,401	29,916
Cal-Maine Foods, Inc.	366	10,043
Diamond Foods, Inc.	1,203	33,720
Imperial Sugar Co.	1,320	17,873
Ingles Markets, Inc. Class A	2,596	59,267
J&J Snack Foods Corp.	1,920	65,107
Lancaster Colony Corp.	6,920	260,607
Lance, Inc.	7,946	180,295
Nash Finch Co.	2,175	93,786
Rocky Mountain Chocolate Factory, Inc.	1,265	11,524
Sanderson Farms, Inc.	2,984	109,632
Spartan Stores, Inc.	1,815	45,157
Tootsie Roll Industries, Inc.	3,742	108,181
Village Super Market, Inc. Class A	478	22,786
Weis Markets, Inc.	6,455	232,445

Total Food		1,476,315
Forest Products & Paper – 0.7%
Deltic Timber Corp.	665	42,321
Neenah Paper, Inc.	1,897	37,561
P.H. Glatfelter Co.	9,198	124,541
Rock-Tenn Co. Class A	5,294	211,653
Schweitzer-Mauduit International, Inc.	3,065	58,204
Wausau Paper Corp.	15,098	152,943

Total Forest Products & Paper		627,223
Gas – 2.0%
Chesapeake Utilities Corp.	2,052	68,147
EnergySouth, Inc.	1,146	70,399
Laclede Group, Inc. (The)	7,700	373,373
New Jersey Resources Corp.	11,236	403,259
Northwest Natural Gas Co.	6,816	354,432
South Jersey Industries, Inc.	7,484	267,179
Southwest Gas Corp.	10,102	305,687

Total Gas		1,842,476
Hand/Machine Tools – 0.6%
Baldor Electric Co.	8,017	230,969
Franklin Electric Co., Inc.	2,510	111,821
Hardinge, Inc.	1,154	14,656
L.S. Starrett (The) Co., Class A	1,100	20,273
Regal-Beloit Corp.	3,598	152,987

Total Hand/Machine Tools		530,706

Investments	Shares	Value

Healthcare-Products – 0.7%
Atrion Corp.	153	$15,764
Datascope Corp.	1,389	71,714
Invacare Corp.	492	11,877
Mentor Corp.	5,806	138,531
Meridian Bioscience, Inc.	4,835	140,408
Vital Signs, Inc.	905	66,880
West Pharmaceutical Services, Inc.	3,897	190,251
Young Innovations, Inc.	428	8,637

Total Healthcare-Products		644,062
Healthcare-Services – 0.1%
National Healthcare Corp.	1,783	84,015
Holding Companies-Diversified – 0.4%
Compass Diversified Holdings	22,896	319,170
Resource America, Inc. Class A	2,660	25,270

Total Holding Companies-Diversified		344,440
Home Builders – 0.5%
Brookfield Homes Corp.	5,580	80,129
Lennar Corp. Class B	10,774	131,227
Ryland Group, Inc. (The)	6,032	159,969
Skyline Corp.	1,505	39,777
Winnebago Industries, Inc.	5,312	68,631

Total Home Builders		479,733
Home Furnishings – 1.1%
American Woodmark Corp.	2,204	49,480
Bassett Furniture Industries, Inc.	9,233	78,942
Ethan Allen Interiors, Inc.	8,035	225,141
Furniture Brands International, Inc.	26,001	273,530
Hooker Furniture Corp.	1,928	34,222
Kimball International, Inc. Class B	9,363	101,120
La-Z-Boy, Inc.	27,474	256,058
Stanley Furniture Co., Inc.	2,617	23,893

Total Home Furnishings		1,042,386
Household Products/Wares – 0.7%
American Greetings Corp. Class A	7,084	108,314
Blyth, Inc.	7,650	86,751
CSS Industries, Inc.	1,245	32,046
Ennis, Inc.	8,141	125,860
Oil-Dri Corp. of America	887	15,008
Standard Register Co. (The)	15,497	152,646
WD-40 Co.	3,539	127,156

Total Household Products/Wares		647,781
Housewares – 0.1%
Libbey, Inc.	723	6,153
Lifetime Brands, Inc.	2,029	19,783
National Presto Industries, Inc.	1,044	77,777

Total Housewares		103,713
Insurance – 3.8%
21st Century Holding Co.	3,562	18,736
Affirmative Insurance Holdings, Inc.	1,027	3,245
American Equity Investment Life Holding Co.	3,233	24,248

See Notes to Financial Statements.

38	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund

September 30, 2008

Investments	Shares	Value

American Physicians Capital, Inc.	815	$34,499
Amtrust Financial Services, Inc.	3,627	49,291
Baldwin & Lyons, Inc. Class B	3,932	94,250
Donegal Group, Inc. Class A	3,414	61,896
Eastern Insurance Holdings, Inc.	1,011	13,568
EMC Insurance Group, Inc.	3,479	102,561
Employers Holdings, Inc.	5,988	104,071
FBL Financial Group, Inc. Class A	3,308	92,260
Harleysville Group, Inc.	6,960	263,089
Hilb Rogal & Hobbs Co.	3,833	179,154
Horace Mann Educators Corp.	7,912	101,827
Independence Holding Co.	412	4,759
Infinity Property & Casualty Corp.	1,336	55,043
LandAmerica Financial Group, Inc.	5,015	121,614
Life Partners Holdings, Inc.	811	29,172
Mercer Insurance Group, Inc.	565	9,074
National Interstate Corp.	897	21,555
National Western Life Insurance Co., Class A	59	14,282
NYMAGIC, Inc.	984	24,846
Phoenix Cos., Inc. (The)	12,560	116,054
PMI Group, Inc. (The)	10,414	30,721
Presidential Life Corp.	6,996	110,467
Radian Group, Inc.	5,011	25,255
RLI Corp.	3,152	195,708
Safety Insurance Group, Inc.	5,969	226,404
Selective Insurance Group, Inc.	10,497	240,591
State Auto Financial Corp.	7,531	218,926
Stewart Information Services Corp.	4,047	120,398
Tower Group, Inc.	1,083	25,515
United Fire & Casualty Co.	4,618	132,029
Universal Insurance Holdings, Inc.	12,930	44,996
Zenith National Insurance Corp.	15,067	552,056

Total Insurance		3,462,160
Internet – 0.4%
Imergent, Inc.	3,657	40,958
TheStreet.com, Inc.	1,672	10,015
United Online, Inc.	37,785	355,558

Total Internet		406,531
Investment Companies – 3.5%
Ares Capital Corp.	70,080	730,934
BlackRock Kelso Capital Corp.	50,181	578,587
Capital Southwest Corp.	202	28,694
Gladstone Capital Corp.	12,317	187,711
Gladstone Investment Corp.	12,790	87,995
Hercules Technology Growth Capital, Inc.	28,171	273,259
Kohlberg Capital Corp.	17,838	153,228
Medallion Financial Corp.	10,909	114,217
MVC Capital, Inc.	5,904	90,036
NGP Capital Resources Co.	13,380	194,947
Patriot Capital Funding, Inc.	22,051	140,465
PennantPark Investment Corp.	15,816	117,197
Prospect Capital Corp.	21,958	281,282
TICC Capital Corp.	27,192	139,767

Investments	Shares	Value

Tortoise Capital Resources Corp.	5,628	$50,033

Total Investment Companies		3,168,352
Iron/Steel – 0.3%
Great Northern Iron Ore Properties	1,090	75,210
Mesabi Trust	10,202	197,409
Olympic Steel, Inc.	447	13,182
Schnitzer Steel Industries, Inc. Class A	185	7,259

Total Iron/Steel		293,060
Leisure Time – 0.3%
Ambassadors Group, Inc.	4,343	69,097
Arctic Cat, Inc.	2,175	19,901
Callaway Golf Co.	8,946	125,871
Marine Products Corp.	9,868	81,904

Total Leisure Time		296,773
Lodging – 0.1%
Marcus Corp.	3,860	62,069
Sonesta International Hotels Corp. Class A	125	2,600

Total Lodging		64,669
Machinery-Diversified – 1.4%
Alamo Group, Inc.	983	16,760
Albany International Corp. Class A	2,526	69,036
Applied Industrial Technologies, Inc.	7,047	189,776
Briggs & Stratton Corp.	16,085	260,254
Cascade Corp.	1,523	66,723
Cognex Corp.	6,067	122,311
Gorman-Rupp Co. (The)	1,937	73,064
Lindsay Co.	429	31,210
NACCO Industries, Inc. Class A	1,163	109,927
Robbins & Myers, Inc.	1,054	32,600
Sauer-Danfoss, Inc.	11,250	277,762
Tennant Co.	1,683	57,660
Twin Disc, Inc.	771	10,609

Total Machinery-Diversified		1,317,692
Media – 1.3%
Belo Corp. Class A	22,064	131,501
Courier Corp.	2,589	52,712
Entercom Communications Corp. Class A	26,355	132,302
Gray Television, Inc.	4,585	7,886
Hearst-Argyle Television, Inc.	5,614	125,361
Journal Communications, Inc. Class A	12,825	62,586
Lee Enterprises, Inc.	16,574	58,009
McClatchy Co. Class A	27,189	119,632
Media General, Inc. Class A	8,171	101,566
Sinclair Broadcast Group, Inc. Class A	29,036	146,341
Value Line, Inc.	2,398	80,309
World Wrestling Entertainment, Inc. Class A	12,873	199,017

Total Media		1,217,222
Metal Fabricate/Hardware – 0.6%
A. M. Castle & Co.	1,788	30,897
Ampco-Pittsburgh Corp.	1,426	36,933
CIRCOR International, Inc.	466	20,238

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund

September 30, 2008

Investments	Shares	Value

Dynamic Materials Corp.	210	$4,874
Eastern Co. (The)	855	11,543
Kaydon Corp.	2,670	120,309
Lawson Products, Inc.	1,734	47,945
Mueller Industries, Inc.	4,403	101,313
Mueller Water Products, Inc. Class A	1,747	15,688
Mueller Water Products, Inc. Class B	5,055	32,858
NN, Inc.	5,227	67,167
Sun Hydraulics Corp.	1,840	47,914

Total Metal Fabricate/Hardware		537,679
Mining – 0.8%
AMCOL International Corp.	4,699	146,891
Compass Minerals International, Inc.	8,384	439,237
Kaiser Aluminum Corp.	1,685	72,371
Royal Gold, Inc.	2,533	91,087

Total Mining		749,586
Miscellaneous Manufacturing – 1.0%
A.O. Smith Corp.	3,934	154,173
American Railcar Industries, Inc.	1,023	16,409
Ameron International Corp.	736	52,734
Chase Corp.	833	10,413
Federal Signal Corp.	8,622	118,121
FreightCar America, Inc.	640	18,733
Koppers Holdings, Inc.	2,863	107,105
Matthews International Corp. Class A	1,281	64,998
Myers Industries, Inc.	4,397	55,446
Portec Rail Products, Inc.	1,683	14,104
Quixote Corp.	1,505	12,341
Raven Industries, Inc.	1,863	73,309
Standex International Corp.	4,792	132,978
Synalloy Corp.	431	5,840
Tredegar Corp.	3,167	56,341

Total Miscellaneous Manufacturing		893,045
Office Furnishings – 0.5%
Interface, Inc. Class A	2,249	25,571
Knoll, Inc.	10,882	164,536
Steelcase, Inc. Class A	26,982	290,057
Virco Manufacturing	2,196	7,532

Total Office Furnishings		487,696
Office/Business Equipment – 0.2%
IKON Office Solutions, Inc.	12,166	206,944
Oil & Gas – 0.2%
Adams Resources & Energy, Inc.	642	14,625
Alon USA Energy, Inc.	2,044	27,553
Atlas America, Inc.	1,162	39,636
Barnwell Industries, Inc.	1,256	11,882
Delek US Holdings, Inc.	3,198	29,645
Panhandle Oil and Gas, Inc.	806	23,076

Total Oil & Gas		146,417
Oil & Gas Services – 0.6%
CARBO Ceramics, Inc.	3,025	156,120

Investments	Shares	Value

Gulf Island Fabrication, Inc.	1,566	$53,980
Lufkin Industries, Inc.	1,950	154,733
RPC, Inc.	14,209	199,778

Total Oil & Gas Services		564,611
Packaging & Containers – 0.2%
Greif, Inc. Class A	3,415	224,092
Pharmaceuticals – 0.1%
Mannatech, Inc.	13,605	54,420
Medicis Pharmaceutical Corp. Class A	2,123	31,654
Reliv’ International, Inc.	1,522	7,686

Total Pharmaceuticals		93,760
Real Estate – 0.1%
Consolidated-Tomoka Land Co.	292	12,611
Forest City Enterprises, Inc. Class B	1,287	39,665
Thomas Properties Group, Inc.	4,380	44,239

Total Real Estate		96,515
REITS – 24.7%
Acadia Realty Trust	8,221	207,827
Agree Realty Corp.	4,297	122,894
American Campus Communities, Inc.	14,322	485,229
American Land Lease, Inc.	3,104	60,311
Ashford Hospitality Trust, Inc.	110,837	448,890
Associated Estates Realty Corp.	9,009	117,387
BioMed Realty Trust, Inc.	28,461	752,793
CapLease, Inc.	32,916	261,024
Cedar Shopping Centers, Inc.	30,971	409,437
Cogdell Spencer, Inc.	9,039	144,986
Colonial Properties Trust	35,632	665,962
Cousins Properties, Inc.	28,306	714,160
EastGroup Properties, Inc.	9,380	455,305
Education Realty Trust, Inc.	18,039	199,872
Entertainment Properties Trust	14,829	811,443
Equity Lifestyle Properties, Inc.	2,663	141,219
Extra Space Storage, Inc.	39,515	606,950
FelCor Lodging Trust, Inc.	37,075	265,457
First Potomac Realty Trust	15,791	271,447
Franklin Street Properties Corp.	47,710	620,230
Getty Realty Corp.	14,328	317,652
Gladstone Commercial Corp.	6,514	98,622
Glimcher Realty Trust	42,151	440,056
Healthcare Realty Trust, Inc.	26,279	766,033
Hersha Hospitality Trust	24,479	182,124
Home Properties, Inc.	16,261	942,325
Inland Real Estate Corp.	35,562	557,968
Investors Real Estate Trust	33,021	369,505
Kite Realty Group Trust	13,206	145,266
LaSalle Hotel Properties	20,088	468,452
Lexington Realty Trust	49,435	851,271
LTC Properties, Inc.	11,454	335,831
Medical Properties Trust, Inc.	44,173	501,364
Mid-America Apartment Communities, Inc.	11,789	579,311
Mission West Properties, Inc.	10,615	103,390

See Notes to Financial Statements.

40	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund

September 30, 2008

Investments	Shares	Value

Monmouth Real Estate Investment Trust Class A	14,858	$115,744
National Health Investors, Inc.	15,188	519,126
Omega Healthcare Investors, Inc.	39,653	779,578
One Liberty Properties, Inc.	6,432	113,653
Parkway Properties, Inc.	9,135	345,851
Pennsylvania Real Estate Investment Trust	24,799	467,461
Post Properties, Inc.	17,507	489,671
PS Business Parks, Inc.	5,844	336,614
Public Storage, Inc. Class A	7,152	186,238
Ramco-Gershenson Properties Trust	13,128	294,330
Saul Centers, Inc.	5,209	263,263
Sovran Self Storage, Inc.	10,940	488,909
Strategic Hotels & Resorts, Inc.	32,965	248,886
Sun Communities, Inc.	17,290	342,515
Sunstone Hotel Investors, Inc.	34,658	467,883
Supertel Hospitality, Inc.	13,500	54,675
Tanger Factory Outlet Centers, Inc.	9,760	427,390
UMH Properties, Inc.	7,664	53,265
Universal Health Realty Income Trust	6,470	251,683
Urstadt Biddle Properties, Inc.	3,246	54,760
Urstadt Biddle Properties, Inc. Class A	9,007	168,881
U-Store-It Trust	56,298	690,776
Washington Real Estate Investment Trust	21,357	782,307
Winthrop Realty Trust	27,192	106,049

Total REITS		22,471,501
Retail – 3.5%
Ark Restaurants Corp.	1,423	22,825
Asbury Automotive Group, Inc.	15,766	181,624
Bebe Stores, Inc.	11,830	115,579
Big 5 Sporting Goods Corp.	4,497	46,409
Bob Evans Farms, Inc.	6,007	163,931
Bon-Ton Stores, Inc. (The)	2,383	6,482
Books-A-Million, Inc.	4,231	21,155
Brown Shoe Co., Inc.	5,970	97,789
Buckle, Inc. (The)	6,953	386,169
Casey’s General Stores, Inc.	3,882	117,120
Cash America International, Inc.	1,098	39,572
Cato Corp. (The) Class A	11,374	199,614
CBRL Group, Inc.	4,460	117,298
Christopher & Banks Corp.	4,964	38,074
CKE Restaurants, Inc.	7,942	84,185
Dillard’s, Inc. Class A	5,287	62,387
DineEquity Inc.	3,602	60,730
Fred’s, Inc. Class A	2,893	41,138
Group 1 Automotive, Inc.	4,162	90,440
Haverty Furniture Cos., Inc.	4,270	48,849
Kenneth Cole Productions, Inc. Class A	3,937	57,874
Landry’s Restaurants, Inc.	1,218	18,940
Lithia Motors, Inc. Class A	4,624	19,929
Movado Group, Inc.	1,726	38,576
Nu Skin Enterprises, Inc. Class A	13,669	221,711
O’Charley’s, Inc.	2,856	24,990
PEP Boys-Manny, Moe & Jack (The)	10,469	64,698
PriceSmart, Inc.	2,386	39,942

Investments	Shares	Value

Regis Corp.	2,149	$59,098
Ruby Tuesday, Inc.	18,554	107,428
Sonic Automotive, Inc. Class A	8,321	70,396
Sport Supply Group, Inc.	1,071	11,781
Stage Stores, Inc.	4,116	56,225
Talbots, Inc.	18,382	240,803
Wendy’s/Arby’s Group, Inc. Class A	31,307	164,675
World Fuel Services Corp.	1,129	26,001

Total Retail		3,164,437
Savings & Loans – 3.8%
Abington Bancorp Inc.	3,810	38,557
American Bancorp of New Jersey, Inc.	1,532	15,274
Anchor Bancorp Wisconsin, Inc.	5,406	39,734
BankFinancial Corp.	3,195	46,903
Benjamin Franklin Bancorp, Inc.	1,437	16,195
Berkshire Hills Bancorp, Inc.	2,013	64,416
Brookline Bancorp, Inc.	16,774	214,539
CFS Bancorp, Inc.	2,781	25,724
Clifton Savings Bancorp, Inc.	4,710	56,473
Dime Community Bancshares	12,018	182,914
Downey Financial Corp.	3,401	9,523
First Defiance Financial Corp.	2,693	29,650
First Financial Holdings, Inc.	3,566	93,358
First Niagara Financial Group, Inc.	42,032	662,004
First Place Financial Corp.	6,164	79,207
Flushing Financial Corp.	5,372	94,010
HMN Financial, Inc.	1,726	21,368
Home Federal Bancorp, Inc.	2,538	32,360
Kearny Financial Corp.	9,363	114,603
K-Fed Bancorp	4,484	41,073
Legacy Bancorp, Inc.	889	12,002
NewAlliance Bancshares, Inc.	20,879	313,811
Northeast Community Bancorp, Inc.	1,102	8,816
Northwest Bancorp, Inc.	13,074	360,058
OceanFirst Financial Corp.	5,404	97,920
Provident Financial Holdings, Inc.	2,201	19,369
Provident Financial Services, Inc.	15,734	259,768
Provident New York Bancorp	6,429	84,991
Riverview Bancorp, Inc.	3,176	19,056
Rockville Financial, Inc.	1,906	30,020
Roma Financial Corp.	4,016	59,236
TierOne Corp.	1,750	8,978
United Community Financial Corp.	14,358	71,790
United Financial Bancorp, Inc.	3,219	47,802
United Western Bancorp, Inc.	636	7,950
ViewPoint Financial Group	2,750	48,125
Westfield Financial, Inc.	5,278	54,363
Willow Grove Bancorp, Inc.	6,975	63,752
WSFS Financial Corp.	352	21,120

Total Savings & Loans		3,466,812
Semiconductors – 0.1%
Cohu, Inc.	3,095	48,963
Micrel, Inc.	9,427	85,503

Total Semiconductors		134,466

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	41

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund

September 30, 2008

Investments	Shares	Value

Shipbuilding – 0.0%
Todd Shipyards Corp.	1,301	$17,564
Software – 1.1%
Acxiom Corp.	14,933	187,260
American Software, Inc. Class A	8,278	45,115
Blackbaud, Inc.	4,454	82,176
Computer Programs & Systems, Inc.	5,881	170,255
infoGROUP, Inc.	12,552	82,969
Pegasystems, Inc.	2,965	38,278
QAD, Inc.	2,818	19,501
Quality Systems, Inc.	7,151	302,201
Renaissance Learning, Inc.	4,303	55,896
Schawk, Inc.	1,862	28,153

Total Software		1,011,804
Telecommunications – 2.3%
Adtran, Inc.	8,709	169,738
Alaska Communications Systems Group, Inc.	20,655	252,611
Applied Signal Technology, Inc.	3,986	69,277
Atlantic Tele-Network, Inc.	2,338	65,464
Black Box Corp.	945	32,631
Consolidated Communications Holdings, Inc.	19,210	289,687
D&E Communications, Inc.	4,484	33,854
FairPoint Communications, Inc.	29,496	255,730
HickoryTech Corp.	6,322	36,731
Iowa Telecommunications Services, Inc.	26,182	489,079
NTELOS Holdings Corp.	10,530	283,152
Plantronics, Inc.	3,167	71,321
Preformed Line Products Co.	604	35,237
Shenandoah Telecommunications Co.	2,280	50,320

Total Telecommunications		2,134,832
Textiles – 0.1%
G&K Services, Inc. Class A	903	29,844
UniFirst Corp.	444	19,132

Total Textiles		48,976
Transportation – 0.9%
Arkansas Best Corp.	5,671	191,056
Forward Air Corp.	2,148	58,490
Heartland Express, Inc.	4,578	71,051
Horizon Lines, Inc. Class A	6,495	64,106
Knight Transportation, Inc.	5,596	94,964
Pacer International, Inc.	13,000	214,109
Werner Enterprises, Inc.	6,974	151,406

Total Transportation		845,182
Trucking & Leasing – 0.5%
Greenbrier Cos., Inc.	2,040	39,800
TAL International Group, Inc.	18,298	380,965

Total Trucking & Leasing		420,765
Water – 0.7%
American States Water Co.	3,415	131,478
Artesian Resources Corp.	1,756	29,729
California Water Service Group	5,263	202,626

Investments	Shares	Value

Connecticut Water Service, Inc.	2,558	$74,054
Middlesex Water Co.	4,015	70,142
SJW Corp.	2,691	80,649
Southwest Water Co.	3,652	46,563
York Water Co.	2,879	35,642

Total Water		670,883
TOTAL COMMON STOCKS (Cost: $109,757,705)		90,775,751
WARRANTS* – 0.0%
Banks – 0.0%
Valley National Bancorp, expiring 6/30/15
(Cost: $0)	232	1,234
TOTAL LONG-TERM INVESTMENTS (Cost: $109,757,705)		90,776,985
SHORT-TERM INVESTMENT – 0.3%
MONEY MARKET FUND – 0.3%
Columbia Cash Reserves Fund, 2.08%(a)
(Cost: $240,661)	240,661	240,661
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND(b) – 0.0%
UBS Private Money Market Fund LLC, 3.01%
(Cost: $5,214)(c)	5,214	5,214
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $110,003,580)(d)		91,022,860
Other Assets in Excess of Liabilities – 0.4%		371,496

NET ASSETS – 100.0%		$91,394,356
*	Non–income producing security.

LP – Limited Partnership

(a)	Rate shown represents annualized 7-day yield as of September 30, 2008.

(b)	Interest rate shown reflects yield as of September 30, 2008.

(c)	At September 30, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $5,214.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

42	WisdomTree Domestic Dividend Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Domestic Dividend Funds

September 30, 2008

	WisdomTree Total Dividend Fund	WisdomTree High-Yielding Equity Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend Top 100 Fund	WisdomTree MidCap Dividend Fund	WisdomTree SmallCap Dividend Fund
ASSETS:

Investments, at cost:	$105,038,553	$167,009,323	$325,355,287	$176,558,016	$108,078,306	$110,003,580
Investments in securities, at value (including securities on loan) (Note 2)	87,072,578	125,050,805	264,673,441	131,382,663	88,031,673	91,022,860

Cash	19,746	—	—	—	—	—

Receivables:

Dividends and interest	188,891	301,946	548,088	439,771	266,665	350,413

Investment securities sold	165,253	551,903	612,444	2,691,676	208,634	41,885

Capital shares sold	—	2,189,724	—	—	4,694,576	2,149,501
Total Assets	87,446,468	128,094,378	265,833,973	134,514,110	93,201,548	93,564,659
LIABILITIES:

Due to custodian	—	—	—	47,195	123,692	—

Payables:

Investment securities purchased	—	2,184,804	—	—	4,674,194	2,136,889

Collateral for securities on loan (Note 2)	5	910	893	—	411	5,214

Advisory fees (Note 3)	19,833	40,200	65,135	45,417	28,527	27,877

Service fees (Note 2)	312	466	1,024	526	330	323
Total Liabilities	20,150	2,226,380	67,052	93,138	4,827,154	2,170,303
NET ASSETS	$87,426,318	$125,867,998	$265,766,921	$134,420,972	$88,374,394	$91,394,356
NET ASSETS:

Paid-in capital	$110,575,902	$179,529,893	$342,598,878	$191,907,918	$114,013,968	$121,414,558

Undistributed net investment income	148,686	309,153	304,757	272,257	405,735	492,931

Accumulated net realized loss on investments	(5,332,295)	(12,012,530)	(16,454,868)	(12,583,850)	(5,998,676)	(11,532,413)

Net unrealized depreciation on investments	(17,965,975)	(41,958,518)	(60,681,846)	(45,175,353)	(20,046,633)	(18,980,720)
NET ASSETS	$87,426,318	$125,867,998	$265,766,921	$134,420,972	$88,374,394	$91,394,356
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,900,000	3,000,000	5,750,000	2,950,000	1,950,000	2,050,000
Net asset value per share	$46.01	$41.96	$46.22	$45.57	$45.32	$44.58

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	43

Statements of Operations (unaudited)

WisdomTree Domestic Dividend Funds

For the Six Months Ended September 30, 2008

	WisdomTree Total Dividend Fund	WisdomTree High-Yielding Equity Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend Top 100 Fund	WisdomTree MidCap Dividend Fund	WisdomTree SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends	$1,623,681	$3,726,472	$5,275,346	$3,580,594	$1,993,160	$2,236,169

Interest	4,174	5,621	12,259	6,968	3,665	3,767

Securities lending income (Note 2)	11,435	42,410	38,052	138,655	50,979	86,599
Total investment income	1,639,290	3,774,503	5,325,657	3,726,217	2,047,804	2,326,535
EXPENSES:

Advisory fees (Note 3)	122,504	256,873	423,601	309,713	166,403	164,488

Service fees (Note 2)	1,925	2,974	6,657	3,586	1,927	1,904
Total expenses	124,429	259,847	430,258	313,299	168,330	166,392
Net investment income	1,514,861	3,514,656	4,895,399	3,412,918	1,879,474	2,160,143
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(4,057,422)	(9,747,559)	(12,598,139)	(8,515,988)	(3,902,381)	(5,860,134)

In-kind redemptions	—	646,941	1,265,217	(504,009)	1,906,214	—
Net realized loss	(4,057,422)	(9,100,618)	(11,332,922)	(9,019,997)	(1,996,167)	(5,860,134)
Net change in unrealized appreciation (depreciation) on investments	(5,833,114)	(9,319,130)	(27,675,348)	(10,131,347)	(2,397,899)	1,986,914
Net realized and unrealized loss on investments	(9,890,536)	(18,419,748)	(39,008,270)	(19,151,344)	(4,394,066)	(3,873,220)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,375,675)	$(14,905,092)	$(34,112,871)	$(15,738,426)	$(2,514,592)	$(1,713,077)

See Notes to Financial Statements.

44	WisdomTree Domestic Dividend Funds

Statements of Changes in Net Assets

WisdomTree Domestic Dividend Funds

	WisdomTree Total Dividend Fund		WisdomTree High-Yielding Equity Fund		WisdomTree LargeCap Dividend Fund
	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,514,861	$2,787,757	$3,514,656	$7,516,728	$4,895,399	$8,696,117

Net realized gain (loss) on investments	(4,057,422)	5,955,523	(9,100,618)	8,121,969	(11,332,922)	21,183,264

Net change in unrealized depreciation on investments	(5,833,114)	(16,538,355)	(9,319,130)	(38,569,875)	(27,675,348)	(46,062,663)
Net decrease in net assets resulting from operations	(8,375,675)	(7,795,075)	(14,905,092)	(22,931,178)	(34,112,871)	(16,183,282)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(1,424,089)	(2,780,651)	(3,366,735)	(7,516,173)	(4,717,349)	(8,717,982)

Capital gains	—	(32,317)	—	—	—	—
Total dividends and distributions	(1,424,089)	(2,812,968)	(3,366,735)	(7,516,173)	(4,717,349)	(8,717,982)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	9,155,350	52,837,196	18,512,642	81,010,005	18,720,162	247,874,223

Cost of shares redeemed	—	(43,856,724)	(13,031,910)	(117,778,043)	(22,501,674)	(247,933,303)
Net increase (decrease) in net assets resulting from capital share transactions	9,155,350	8,980,472	5,480,732	(36,768,038)	(3,781,512)	(59,080)
Net Decrease in Net Assets	(644,414)	(1,627,571)	(12,791,095)	(67,215,389)	(42,611,732)	(24,960,344)
NET ASSETS:

Beginning of period	$88,070,732	$89,698,303	$138,659,093	$205,874,482	$308,378,653	$333,338,997

End of period	$87,426,318	$88,070,732	$125,867,998	$138,659,093	$265,766,921	$308,378,653
Undistributed net investment income included in net assets at end of period	$148,686	$57,914	$309,153	$161,232	$304,757	$126,707
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,700,000	1,550,000	2,900,000	3,550,000	5,850,000	5,750,000

Shares created	200,000	900,000	400,000	1,450,000	350,000	4,300,000

Shares redeemed	—	(750,000)	(300,000)	(2,100,000)	(450,000)	(4,200,000)
Shares outstanding, end of period	1,900,000	1,700,000	3,000,000	2,900,000	5,750,000	5,850,000

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	45

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic Dividend Funds

	WisdomTree Dividend Top 100 Fund		WisdomTree MidCap Dividend Fund		WisdomTree SmallCap Dividend Fund
	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,412,918	$7,264,782	$1,879,474	$3,321,097	$2,160,143	$4,292,643

Net realized gain (loss) on investments	(9,019,997)	10,827,674	(1,996,167)	653,799	(5,860,134)	(474,075)

Net change in unrealized appreciation (depreciation) on investments	(10,131,347)	(41,906,221)	(2,397,899)	(20,445,978)	1,986,914	(22,490,630)
Net increase (decrease) in net assets resulting from operations	(15,738,426)	(23,813,765)	(2,514,592)	16,471,082	(1,713,077)	(18,672,062)
DIVIDENDS:

Net investment income	(3,325,497)	(7,217,835)	(1,597,562)	(3,282,192)	(1,929,644)	(4,348,178)
Total dividends	(3,325,497)	(7,217,835)	(1,597,562)	(3,282,192)	(1,929,644)	(4,348,178)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	69,552,481	117,466,412	35,264,213	78,307,186	13,997,029	60,277,961

Cost of shares redeemed	(82,272,700)	(108,238,386)	(33,975,920)	(45,688,651)	—	(68,165,226)
Net increase (decrease) in net assets resulting from capital share transactions	(12,720,219)	9,228,026	1,288,293	32,618,535	13,997,029	(7,887,265)
Net Increase (Decrease) in Net Assets	(31,784,142)	(21,803,574)	(2,823,861)	12,865,261	10,354,308	(30,907,505)
NET ASSETS:

Beginning of period	$166,205,114	$188,008,688	$91,198,255	$78,332,994	$81,040,048	$111,947,553

End of period	$134,420,972	$166,205,114	$88,374,394	$91,198,255	$91,394,356	$81,040,048
Undistributed net investment income included in net assets at end of period	$272,257	$184,836	$405,735	$123,823	$492,931	$262,432

SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,250,000	3,150,000	1,900,000	1,350,000	1,750,000	1,950,000

Shares created	1,400,000	2,000,000	750,000	1,400,000	300,000	1,150,000

Shares redeemed	(1,700,000)	(1,900,000)	(700,000)	(850,000)	—	(1,350,000)
Shares outstanding, end of period	2,950,000	3,250,000	1,950,000	1,900,000	2,050,000	1,750,000

See Notes to Financial Statements.

46	WisdomTree Domestic Dividend Funds

Financial Highlights

WisdomTree Domestic Dividend Funds

September 30, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Dividend Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$51.81	$57.87	$50.32
Investment operations:
Net investment income[2]	0.86	1.68	1.18
Net realized and unrealized gain (loss)	(5.85)	(6.04)	7.28
Total from investment operations	(4.99)	(4.36)	8.46
Dividends and distributions to shareholders:
Net investment income	(0.81)	(1.68)	(0.91)
Capital gains	—	(0.02)	—
Total dividends and distributions to shareholders	(0.81)	(1.70)	(0.91)
Net asset value, end of period	$46.01	$51.81	$57.87

TOTAL RETURN[3]	(9.68)%	(7.77)%	16.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$87,426	$88,071	$89,698
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.28%[4]	0.28%	0.28%[4]
Expenses, prior to expense reimbursements/waivers	0.28%[4]	0.28%	0.31%[4]
Net investment income	3.46%[4]	2.89%	2.76%[4]
Portfolio turnover rate[5]	4%	10%	12%

WisdomTree High-Yielding Equity Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$47.81	$57.99	$50.01
Investment operations:
Net investment income[2]	1.17	2.22	1.56
Net realized and unrealized gain (loss)	(5.90)	(10.19)	7.54
Total from investment operations	(4.73)	(7.97)	9.10
Dividends to shareholders:
Net investment income	(1.12)	(2.21)	(1.12)
Total dividends to shareholders	(1.12)	(2.21)	(1.12)
Net asset value, end of period	$41.96	$47.81	$57.99

TOTAL RETURN[3]	(9.88)%	(14.18)%	18.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$125,868	$138,659	$205,874
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%[4]	0.38%	0.38%[4]
Expenses, prior to expense reimbursements/waivers	0.38%[4]	0.38%	0.40%[4]
Net investment income	5.20%[4]	3.88%	3.68%[4]
Portfolio turnover rate[5]	8%	19%	11%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	47

Financial Highlights (continued)

WisdomTree Domestic Dividend Funds

September 30, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Dividend Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$52.71	$57.97	$50.34
Investment operations:
Net investment income[2]	0.83	1.60	1.11
Net realized and unrealized gain (loss)	(6.53)	(5.21)	7.32
Total from investment operations	(5.70)	(3.61)	8.43
Dividends to shareholders:
Net investment income	(0.79)	(1.65)	(0.80)
Total dividends to shareholders	(0.79)	(1.65)	(0.80)
Net asset value, end of period	$46.22	$52.71	$57.97

TOTAL RETURN[3]	(10.88)%	(6.47)%	16.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$265,767	$308,379	$333,339
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.28%[4]	0.28%	0.28%[4]
Expenses, prior to expense reimbursements/waivers	0.28%[4]	0.28%	0.29%[4]
Net investment income	3.24%[4]	2.74%	2.65%[4]
Portfolio turnover rate[5]	4%	8%	13%

WisdomTree Dividend Top 100 Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$51.14	$59.69	$50.12
Investment operations:
Net investment income[2]	1.04	2.10	1.40
Net realized and unrealized gain (loss)	(5.55)	(8.56)	9.09
Total from investments operations	(4.51)	(6.46)	10.49
Dividends to shareholders:
Net investment income	(1.06)	(2.09)	(0.92)
Total dividends to shareholders	(1.06)	(2.09)	(0.92)
Net asset value, end of period	$45.57	$51.14	$59.69

TOTAL RETURN[3]	(8.86)%	(11.15)%	20.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$134,421	$166,205	$188,009
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%[4]	0.38%	0.38%[4]
Expenses, prior to expense reimbursements/waivers	0.38%[4]	0.38%	0.40%[4]
Net investment income	4.19%[4]	3.57%	3.29%[4]
Portfolio turnover rate[5]	4%	16%	21%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

48	WisdomTree Domestic Dividend Funds

Financial Highlights (concluded)

WisdomTree Domestic Dividend Funds

September 30, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Dividend Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$48.00	$58.02	$50.21
Investment operations:
Net investment income[2]	1.03	1.88	1.45
Net realized and unrealized gain (loss)	(2.83)	(10.12)	7.41
Total from investment operations	(1.80)	(8.24)	8.86
Dividends and distributions to shareholders:
Net investment income	(0.88)	(1.78)	(1.04)
Capital gains	—	—	(0.01)
Total dividends and distributions to shareholders	(0.88)	(1.78)	(1.05)
Net asset value, end of period	$45.32	$48.00	$58.02

TOTAL RETURN[3]	(3.81)%	(14.47)%	17.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$88,374	$91,198	$78,333
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%[4]	0.38%	0.38%[4]
Expenses, prior to expense reimbursements/waivers	0.38%[4]	0.38%	0.43%[4]
Net investment income	4.34%[4]	3.38%	3.47%[4]
Portfolio turnover rate[5]	6%	30%	12%

WisdomTree SmallCap Dividend Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$46.31	$57.41	$50.24
Investment operations:
Net investment income[2]	1.13	2.13	1.79
Net realized and unrealized gain (loss)	(1.88)	(11.10)	6.65
Total from investments operations	(0.75)	(8.97)	8.44
Dividends to shareholders:
Net investment income	(0.98)	(2.13)	(1.27)
Total dividends to shareholders	(0.98)	(2.13)	(1.27)
Net asset value, end of period	$44.58	$46.31	$57.41

TOTAL RETURN[3]	(1.60)%	(15.93)%	16.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$91,394	$81,040	$111,948
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%[4]	0.38%	0.38%[4]
Expenses, prior to expense reimbursements/waivers	0.38%[4]	0.38%	0.42%[4]
Net investment income	4.99%[4]	3.97%	4.25%[4]
Portfolio turnover rate[5]	9%	34%	16%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	49

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2008, the Trust offered 49 investment funds (each a “Fund”, collectively, the “Funds”). The Funds, described herein, commenced operations on June 16, 2006.

These financial statements relate only to the WisdomTree Total Dividend Fund (“Total Dividend Fund”), WisdomTree High-Yielding Equity Fund (“High-Yielding Equity Fund”), WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”), WisdomTree Dividend Top 100SM Fund (“Dividend Top 100 Fund”), WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”) and WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”), together the “Domestic Dividend Funds”.

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“Wisdom Tree Investments”). Each Fund described herein is considered to be non-diversified.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

50	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (unaudited) (continued)

The following is a summary of the inputs used as of September 30, 2008 in valuing each Fund’s assets carried at fair value:

FUND	Level 1 — Quoted Prices Valuation Inputs	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	TOTAL
Total Dividend Fund	$87,072,578	$—	$—	$87,072,578
High-Yielding Equity Fund	$125,050,805	$—	$—	$125,050,805
LargeCap Dividend Fund	$264,673,441	$—	$—	$264,673,441
Dividend Top 100 Fund	$131,382,663	$—	$—	$131,382,663
MidCap Dividend Fund	$88,031,673	$—	$—	$88,031,673
SmallCap Dividend Fund	$91,022,860	$—	$—	$91,022,860

(b) Investment Transactions — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) Investment Income — Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

(d) Expenses/Reimbursements — WisdomTree Asset Management (“WTAM”) has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $171,869 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the six month period ended September 30, 2008.

(e) Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

(f) Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

WisdomTree Domestic Dividend Funds	51

Notes to Financial Statements (unaudited) (continued)

The Funds adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. Management has evaluated the application of FIN 48 to the Funds, and has determined that there is no impact resulting from the adoption of this interpretation on the Funds’ financial statements.

(g) Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. ADVISER FEES

Adviser Fees — As investment adviser, WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, WTAM agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WTAM arranges for the provision of chief compliance officer (“CCO”) services with respect to each Fund and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. The fees paid to WTAM for providing advisory services are listed below.

Fund	Fee Rate
Total Dividend Fund	0.28%
High-Yielding Equity Fund	0.38%
LargeCap Dividend Fund	0.28%
Dividend Top 100 Fund	0.38%
MidCap Dividend Fund	0.38%
SmallCap Dividend Fund	0.38%

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the six months ended September 30, 2008, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2008, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the six months ended September 30, 2008 were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$3,734,346	$3,709,430
High-Yielding Equity Fund	10,982,808	11,144,465
LargeCap Dividend Fund	12,435,879	12,829,884
Dividend Top 100 Fund	6,271,336	8,724,145
MidCap Dividend Fund	6,019,497	5,644,642
SmallCap Dividend Fund	8,180,388	7,460,787

52	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (unaudited) (concluded)

For the six months ended September 30, 2008, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$9,131,464	$—
High-Yielding Equity Fund	18,405,461	12,940,114
LargeCap Dividend Fund	18,657,530	22,471,742
Dividend Top 100 Fund	68,924,977	81,395,911
MidCap Dividend Fund	35,139,463	33,766,400
SmallCap Dividend Fund	13,889,858	—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

6. FEDERAL INCOME TAXES

At September 30, 2008, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Total Dividend Fund	$105,038,553	$2,514,761	$(20,480,736)	$(17,965,975)
High-Yielding Equity Fund	167,009,323	2,047,999	(44,006,517)	(41,958,518)
LargeCap Dividend Fund	325,355,287	6,446,502	(67,128,348)	(60,681,846)
Dividend Top 100 Fund	176,558,016	2,338,628	(47,513,981)	(45,175,353)
MidCap Dividend Fund	108,078,306	1,051,291	(21,097,924)	(20,046,633)
SmallCap Dividend Fund	110,003,580	3,250,535	(22,231,255)	(18,980,720)

7. NEW ACCOUNTING PRONOUNCEMENT

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

WisdomTree Domestic Dividend Funds	53

General Information

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund’s portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2008, is available without charge, upon request (i) by calling 1-866-909-WISE, (ii) on the Trust’s website at www.wisdomtree.com and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330). (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

54	WisdomTree Domestic Dividend Funds

The WisdomTree® Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of September 30, 2008:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree High-Yielding Equity Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend Top 100 Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA High-Yielding Equity Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Europe High-Yielding Equity Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree Japan High-Yielding Equity Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend Top 100 Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Emerging Markets High-Yielding Equity Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Communications Sector Fund (DGG)

WisdomTree International Consumer Discretionary Sector Fund (DPC)

WisdomTree International Consumer Staples Sector Fund (DPN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Earnings Top 100 Fund (EEZ)

WisdomTree Low P/E Fund (EZY)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Income Funds

WisdomTree U.S. Current Income Fund (USY)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission (“SEC”) as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging or frontier markets are generally less liquid and less efficient than developed markets. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk and the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Unlike typical exchange-traded funds, there are no indexes that the currency Funds attempt to track or replicate. Thus, the ability of the currency Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Funds’ prospectus for specific details regarding each Fund’s risk profile. Transaction in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 10017

1.866.909. WISE (9473)

www.wisdomtree.com

WisdomTree Domestic Dividend ETFs

WisdomTree Total Dividend Fund

WisdomTree High-Yielding Equity Fund

WisdomTree LargeCap Dividend Fund

WisdomTree Dividend Top 100 Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

WisdomTree Fund shares are distributed by

ALPS Distributors, Inc.

WIS001463 (11/2009)

WisdomTree Trust

Earnings Funds

Semi-Annual Report

September 30, 2008

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree Earnings Top 100 Fund

WisdomTree Low P/E Fund

WisdomTree India Earnings Fund

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Performance Summary (unaudited)

WisdomTree Total Earnings Fund

Industry Breakdown† as of 9/30/08

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Exxon Mobil Corp.	4.6%
JPMorgan Chase & Co.	2.3%
Bank Of America Corp.	2.2%
Wal-Mart Stores, Inc.	2.2%
Chevron Corp.	2.0%
General Electric Co	1.9%
Berkshire Hathaway, Inc. Class B	1.7%
Citigroup, Inc.	1.6%
Microsoft Corp.	1.5%
Wells Fargo & Co.	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

The WisdomTree Total Earnings Fund (EXT) returned -10.32% at net asset value (“NAV”) for the six month period ended September 30, 2008. Consumer Staples was the best performing sector comprising on average 9.40% of the Fund and returned 0.68% over the period. Financials was the worst performing sector returning -14.56% over the period and comprising on average 23.91% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.28%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings Index	Russell 3000 Index
Six Months*	(10.32)%	(6.80)%	(10.19)%	(10.27)%
One Year	(20.92)%	(17.83)%	(20.62)%	(21.37)%
Since Inception[1]	(10.95)%	(8.80)%	(10.84)%	(11.29)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the AMEX on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Earnings Funds	1

Performance Summary (unaudited)

WisdomTree Earnings 500 Fund

Industry Breakdown† as of 9/30/08

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Exxon Mobile Corp.	5.3%
JPMorgan Chase & Co.	2.8%
Bank of America Corp.	2.6%
Wal-Mart Stores Inc.	2.5%
Chevron Corp.	2.4%
General Electric Co.	2.3%
Berkshire Hathaway Inc. Class B	1.9%
Citigroup, Inc.	1.9%
Wells Fargo & Co.	1.7%
Microsoft Corp.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Earnings 500 Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

The WisdomTree Earnings 500 Fund (EPS) returned -11.00% at net asset value (“NAV”) for the six month period ended September 30, 2008. Consumer Staples was the best performing sector comprising on average 10.45% of the Fund and returned 1.07% over the period. Financials was the worst performing sector returning -16.08% over the period and comprising on average 24.33% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.28%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings 500 Index	S&P 500 Index
Six Months*	(11.00)%	(10.89)%	(10.91)%	(10.87)%
One Year	(21.37)%	(21.38)%	(20.94)%	(21.82)%
Since Inception[1]	(10.74)%	(10.74)%	(10.41)%	(10.99)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the AMEX on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

2	WisdomTree Earnings Funds

Performance Summary (unaudited)

WisdomTree MidCap Earnings Fund

Industry Breakdown† as of 9/30/08

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Patterson-UTI Energy, Inc.	0.7%
Philadelphia Consolidated Holding Co.	0.6%
NVR, Inc.	0.6%
Helmerich & Payne, Inc.	0.6%
American Financial Group, Inc.	0.5%
Hasbro, Inc.	0.5%
Hercules, Inc.	0.5%
Ross Stores, Inc.	0.5%
Toll Brothers, Inc.	0.5%
Continental Airlines, Inc. Class B	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

The WisdomTree MidCap Earnings Fund (EZM) returned -6.24% at net asset value (“NAV”) for the six month period ended September 30, 2008. Health Care was the best performing sector comprising on average 6.96% of the Fund and returned 3.51% over the period. Energy was the worst performing sector returning -17.22% over the period and comprising on average 10.64% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.38%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Earnings Index	S&P MidCap 400 Index
Six Months*	(6.24)%	(6.53)%	(6.38)%	(6.03)%
One Year	(19.19)%	(19.36)%	(19.47)%	(16.56)%
Since Inception[1]	(13.00)%	(13.09)%	(13.23)%	(9.24)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the AMEX on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Earnings Funds	3

Performance Summary (unaudited)

WisdomTree SmallCap Earnings Fund

Industry Breakdown† as of 9/30/08

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Grey Wolf, Inc.	0.9%
Rent-A-Center, Inc.	0.8%
Employers Holdings, Inc.	0.7%
Viropharama, Inc.	0.5%
Broadrige Financial Solutions, Inc.	0.5%
Rock-Tenn Co., Class A	0.5%
Collective Brands, Inc.	0.4%
Dress Barn, Inc.	0.4%
Avatar Holdings, Inc.	0.4%
EnPro Industries, Inc.	0.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

The WisdomTree SmallCap Earnings Fund (EES) returned -3.07% at net asset value (“NAV”) for the six month period ended September 30, 2008. Health Care was the best performing sector comprising on average 7.42% of the Fund and returned 14.02% over the period. Consumer Discretionary was the worst performing sector returning -5.65% over the period and comprising on average 18.38% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.38%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Earnings Index	Russell 2000 Index
Six Months*	(3.07)%	(2.53)%	(4.00)%	(0.54)%
One Year	(17.29)%	(16.74)%	(17.84)%	(14.37)%
Since Inception[1]	(15.49)%	(15.29)%	(15.83)%	(10.34)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the AMEX on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree Earnings Funds

Performance Summary (unaudited)

WisdomTree Earnings Top 100 Fund

Industry Breakdown† as of 9/30/08

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
TD Ameritrade Holding Corp.	2.8%
Allstate Corp. (The)	2.2%
JPMorgan Chase & Co.	2.1%
Capital One Financial Corp.	2.1%
Chubb Corp. (The)	2.0%
Travelers Cos., Inc. (The)	1.8%
Qwest Communications International, Inc.	1.6%
Wells Fargo & Company	1.6%
Progressive Corp. (The)	1.5%
BB&T Corp.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Earnings Top 100 Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings Top 100 Index.

The WisdomTree Earnings Top 100 Fund (EEZ) returned -16.18% at net asset value (“NAV”) for the six month period ended September 30, 2008. Information Technology was the best performing sector comprising on average 3.61% of the Fund and returned -3.65% over the period. Financials was the worst performing sector returning -20.55% over the period and comprising on average 37.81% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.38%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings Top 100 Index	Russell 1000 Value Index
Six Months*	(16.18)%	(16.22)%	(16.13)%	(11.10)%
One Year	(27.77)%	(27.81)%	(27.40)%	(23.39)%
Since Inception[1]	(15.68)%	(15.65)%	(15.39)%	(13.69)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the AMEX on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Earnings Funds	5

Performance Summary (unaudited)

WisdomTree Low P/E Fund

Industry Breakdown† as of 9/30/08

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Exxon Mobil Corp.	10.4%
JPMorgan Chase & Co.	5.4%
Bank of America Corp.	5.0%
Chevron Corp.	4.6%
Berkshire Hathaway, Inc. Class B	3.7%
Citigroup, Inc.	3.7%
Wells Fargo & Co.	3.4%
International Business Machines Corp.	3.2%
ConocoPhillips	3.1%
Goldman Sachs Group, Inc.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Low P/E Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Low P/E Index.

The WisdomTree Low P/E Fund (EZY) returned -12.69% at net asset value (“NAV”) for the six month period ended September 30, 2008. Information Technology was the best performing sector comprising on average 4.65% of the Fund and returned -0.04% over the period. Financials was the worst performing sector returning -15.07% over the period and comprising on average 43.77% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.38%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Low P/E Index	Russell 1000 Value Index
Six Months*	(12.69)%	(11.94)%	(12.63)%	(11.10)%
One Year	(25.12)%	(24.65)%	(24.80)%	(23.39)%
Since Inception[1]	(14.50)%	(14.00)%	(14.41)%	(13.69)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the AMEX on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree Earnings Funds

Performance Summary (unaudited)

WisdomTree India Earnings Fund

Industry Breakdown† as of 9/30/08

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Reliance Industries Ltd.	17.7%
Infosys Technologies Ltd.	6.2%
Oil & Natural Gas Corp., Ltd.	6.0%
Bharti Airtel Ltd.	3.9%
Reliance Communications Ltd.	3.0%
ICICI Bank Ltd.	2.8%
Sterlite Industries India Ltd.	1.8%
Hindustan Unilever Ltd.	1.8%
Steel Authority Of India Ltd.	1.8%
Tata Consultancy Services Ltd.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree India Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

The WisdomTree India Earnings Fund (EPI) returned -30.08% at net asset value (“NAV”) for the six month period ended September 30, 2008. Health Care was the best performing sector comprising on average 4.76% of the Fund and returned -17.66% over the period. Materials was the worst performing sector returning -37.95% over the period and comprising on average 15.14% of the portfolio.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.88%.

Performance as of 9/30/08

	Cummulative Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree India Earnings Index	MSCI India Index
Six Months*	(30.08)%	(30.05)%	(29.05)%	(30.89)%
Since Inception[1]	(36.73)%	(36.42)%	(35.61)%	(38.58)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on February 22, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Earnings Funds	7

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 4/01/08 to 9/30/08” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	WisdomTree Earnings Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/01/08	Ending Account Value 9/30/08	Annualized Expense Ratio Based on the Period 4/01/08 to 9/30/08	Expenses Paid During the Period† 4/01/08 to 9/30/08
WisdomTree Total Earnings Fund
Actual	$1,000.00	$896.78	0.28%	$1.33
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree Earnings 500 Fund
Actual	$1,000.00	$889.98	0.28%	$1.33
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree MidCap Earnings Fund
Actual	$1,000.00	$937.65	0.38%	$1.85
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree SmallCap Earnings Fund
Actual	$1,000.00	$969.32	0.38%	$1.88
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree Earnings Top 100 Fund
Actual	$1,000.00	$838.18	0.38%	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree Low P/E Fund
Actual	$1,000.00	$873.09	0.38%	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree India Earnings Fund
Actual	$1,000.00	$699.16	0.88%	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	0.88%	$4.46
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect one-half year period).

WisdomTree Earnings Funds	9

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund

September 30, 2008

Investments	Shares	Value

COMMON STOCKS – 99.5%
Aerospace & Defense – 2.4%
Alliant Techsystems, Inc.*	77	$7,233
BE Aerospace, Inc.*	79	1,251
Boeing Co. (The)	1,427	81,838
Ceradyne, Inc.*	120	4,399
Curtiss-Wright Corp.	76	3,454
DRS Technologies, Inc.	87	6,677
DynCorp International, Inc. Class A*	90	1,508
Esterline Technologies Corp.*	71	2,811
General Dynamics Corp.	649	47,779
Goodrich Corp.	205	8,528
Hexcel Corp.*	129	1,766
Honeywell International, Inc.	1,268	52,685
L-3 Communications Holdings, Inc.	209	20,549
Lockheed Martin Corp.	792	86,860
Moog, Inc. Class A*	96	4,116
Northrop Grumman Corp.	546	33,055
Precision Castparts Corp.	176	13,865
Raytheon Co.	755	40,400
Rockwell Collins, Inc.	220	10,580
Spirit Aerosystems Holdings, Inc. Class A*	162	2,603
Teledyne Technologies, Inc.*	74	4,230
TransDigm Group, Inc.*	75	2,567
Triumph Group, Inc.	41	1,874
United Technologies Corp.	1,575	94,596

Total Aerospace & Defense		535,224
Air Freight & Logistics – 0.8%
Air Transport Services Group, Inc.*	934	691
Atlas Air Worldwide Holdings, Inc.*	71	2,862
C.H. Robinson Worldwide, Inc.	176	8,969
Expeditors International Washington, Inc.	176	6,132
FedEx Corp.	590	46,634
Hub Group, Inc. Class A*	115	4,330
Pacer International, Inc.	47	774
United Parcel Service Inc. Class B	1,655	104,082

Total Air Freight & Logistics		174,474
Airlines – 0.3%
Alaska Air Group, Inc.*	196	3,996
AMR Corp.*	1,250	12,275
Continental Airlines, Inc. Class B*	619	10,325
Pinnacle Airlines Corp.*	144	573
Republic Airways Holdings, Inc.*	173	1,763
Skywest, Inc.	253	4,043
Southwest Airlines Co.	1,224	17,760
UAL Corp.*	602	5,292
US Airways Group, Inc.*	955	5,759

Total Airlines		61,786
Auto Components – 0.2%
Autoliv, Inc.	218	7,358
BorgWarner, Inc.	188	6,161
China Automotive Systems, Inc.*	98	411

Investments	Shares	Value

Cooper Tire & Rubber Co.	189	$1,625
Gentex Corp.	264	3,775
Johnson Controls, Inc.	1,036	31,422
Spartan Motors, Inc.	1	3
Standard Motor Products, Inc.	43	267
Tenneco, Inc.*	148	1,573

Total Auto Components		52,595
Automobiles – 0.1%
Harley-Davidson, Inc.	660	24,618
Thor Industries, Inc.	177	4,393

Total Automobiles		29,011
Beverages – 2.0%
Anheuser-Busch Cos., Inc.	1,208	78,375
Brown-Forman Corp. Class B	187	13,428
Central European Distribution Corp.*	63	2,861
Coca-Cola Co. (The)	2,491	131,724
Constellation Brands, Inc. Class A*	436	9,357
Hansen Natural Corp.*	120	3,630
MGP Ingredients, Inc.	121	344
Molson Coors Brewing Co. Class B	220	10,285
Pepsi Bottling Group, Inc.	451	13,156
PepsiAmericas, Inc.	199	4,123
PepsiCo, Inc.	2,333	166,272

Total Beverages		433,555
Biotechnology – 1.2%
Amgen, Inc.*	1,963	116,348
Biogen Idec, Inc.*	268	13,478
Celgene Corp.*	112	7,087
Cubist Pharmaceuticals, Inc.*	71	1,578
Emergent Biosolutions, Inc.*	177	2,317
Genentech, Inc.*	1,169	103,667
Genzyme Corp.*	143	11,567
ImClone Systems, Inc.*	100	6,244
Repligen Corp.*	3	14
Trimeris, Inc.*	196	768
United Therapeutics Corp.*	33	3,471

Total Biotechnology		266,539
Building Products – 0.2%
Ameron International Corp.	31	2,221
Lennox International, Inc.	198	6,587
Masco Corp.	946	16,971
NCI Buildings Systems, Inc.*	33	1,048
Quanex Building Products Corp.	133	2,027
Simpson Manufacturing Co., Inc.	198	5,364
USG Corp.*	228	5,837

Total Building Products		40,055
Capital Markets – 3.5%
Affiliated Managers Group, Inc.*	66	5,468
Allied Capital Corp.	262	2,830
American Capital Ltd.	493	12,576
Ameriprise Financial, Inc.	375	14,325

See Notes to Financial Statements.

10	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2008

Investments	Shares	Value

Apollo Investment Corp.	297	$5,064
Ares Capital Corp.	238	2,482
Bank of New York Mellon Corp. (The)	1,192	38,835
BlackRock, Inc.	132	25,674
Charles Schwab Corp. (The)	1,279	33,254
Cohen & Steers, Inc.	121	3,428
E*Trade Financial Corp.*	3,572	10,002
Eaton Vance Corp.	107	3,770
Federated Investors, Inc. Class B	198	5,712
Fortress Investment Group LLC, Class A	507	5,324
Franklin Resources, Inc.	404	35,605
GAMCO Investors Inc. Class A	49	2,906
GFI Group, Inc.*	152	716
Goldman Sachs Group, Inc.	1,729	221,311
Greenhill & Co., Inc.	66	4,868
Investment Technology Group, Inc.*	154	4,686
Janus Capital Group, Inc.	185	4,492
Jefferies Group, Inc.	242	5,421
KBW, Inc.*	49	1,614
Knight Capital Group, Inc. Class A*	396	5,885
Legg Mason, Inc.	304	11,570
MCG Capital Corp.	455	1,192
Merrill Lynch & Co., Inc.	1,554	39,315
Morgan Stanley	4,716	108,467
Northern Trust Corp.	293	21,155
optionsXpress Holdings, Inc.	131	2,544
Patriot Capital Funding, Inc.	88	561
Penson Worldwide, Inc.*	98	1,359
Piper Jaffray Cos., Inc.*	66	2,855
Prospect Capital Corp.	53	679
Raymond James Financial, Inc.	220	7,256
SEI Investments Co.	220	4,884
State Street Corp.	491	27,928
SWS Group, Inc.	141	2,843
T. Rowe Price Group, Inc.	330	17,724
TD Ameritrade Holding Corp.*	3,868	62,661
TICC Capital Corp.	104	535
TradeStation Group, Inc.*	108	1,010
U.S. Global Investors, Inc. Class A	65	653
Waddell & Reed Financial, Inc. Class A	137	3,391

Total Capital Markets		774,830
Chemicals – 2.0%
Air Products & Chemicals, Inc.	275	18,835
Airgas, Inc.	165	8,192
Albemarle Corp.	176	5,428
Ashland, Inc.	99	2,895
Cabot Corp.	143	4,545
Celanese Corp. Series A	155	4,326
CF Industries Holdings, Inc.	89	8,140
Cytec Industries, Inc.	110	4,280
Dow Chemical Co. (The)	2,298	73,030
E.I. Du Pont de Nemours & Co.	1,982	79,876
Eastman Chemical Co.	126	6,938

Investments	Shares	Value

Ecolab, Inc.	242	$11,742
FMC Corp.	90	4,625
H.B. Fuller Co.	174	3,631
Hercules, Inc.	623	12,329
International Flavors & Fragrances, Inc.	143	5,643
Lubrizol Corp.	132	5,694
Monsanto Co.	283	28,011
Mosaic Co. (The)*	275	18,706
Nalco Holding Co.	286	5,302
NewMarket Corp.	55	2,891
Olin Corp.	144	2,794
OM Group, Inc.*	34	765
PPG Industries, Inc.	341	19,887
Praxair, Inc.	372	26,687
Rockwood Holdings, Inc.*	110	2,823
Rohm & Haas Co.	360	25,200
RPM International, Inc.	360	6,962
Scotts Miracle-Gro Co. (The) Class A	121	2,860
Sensient Technologies Corp.	111	3,122
Sigma-Aldrich Corp.	198	10,379
Spartech Corp.	16	158
Terra Industries, Inc.	140	4,116
Valspar Corp. (The)	242	5,394
Westlake Chemical Corp.	231	4,858

Total Chemicals		431,064
Commercial Banks – 4.7%
1st Source Corp.	79	1,857
Associated Banc-Corp	286	5,706
Bancorp, Inc. (The)*	86	430
BancorpSouth, Inc.	264	7,426
Bank of Hawaii Corp.	132	7,055
BB&T Corp.	1,401	52,958
BOK Financial Corp.	132	6,390
Boston Private Financial Holdings, Inc.	128	1,119
Capital City Bank Group, Inc.	3	94
Capitol Bancorp Ltd.	108	2,105
Cascade Bancorp	145	1,289
Cathay General Bancorp	198	4,712
Center Financial Corp.	75	958
Central Pacific Financial Corp.	165	2,774
Citizens Republic Bankcorp, Inc.	286	881
City Bank (Lynnwood WA)	54	842
City National Corp.	99	5,376
Colonial BancGroup, Inc. (The)	549	4,315
Comerica, Inc.	502	16,461
Commerce Bancshares, Inc.	140	6,496
Community Bancorp/NV*	133	846
Cullen/Frost Bankers, Inc.	132	7,920
CVB Financial Corp.	307	4,267
East West Bancorp, Inc.	176	2,411
Fifth Third Bancorp	1,304	15,518
First Bancorp (Puerto Rico)	137	1,515
First Citizens BancShares, Inc. Class A	33	5,907

See Notes to Financial Statements.

WisdomTree Earnings Funds	11

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2008

Investments	Shares	Value

First Horizon National Corp.	328	$3,070
First Midwest Bancorp, Inc.	187	4,533
First Regional Bancorp*	78	488
First State Bancorporation (NM)	165	881
FirstMerit Corp.	308	6,468
FNB Corp./PA	266	4,251
Frontier Financial Corp.	200	2,686
Fulton Financial Corp.	429	4,680
Glacier Bancorp, Inc.	210	5,202
Hancock Holding Co.	101	5,151
Hanmi Financial Corp.	238	1,202
Heartland Financial USA, Inc.	60	1,504
Huntington Bancshares, Inc.	883	7,055
Independent Bank Corp. (MI)	122	755
International Bancshares Corp.	253	6,831
Intervest Bancshares Corp. Class A	65	496
Irwin Financial Corp.	208	822
KeyCorp	1,455	17,373
M&T Bank Corp.	275	24,544
Macatawa Bank Corp.	153	1,069
Marshall & Ilsley Corp.	881	17,752
MB Financial, Inc.	132	4,365
Mercantile Bank Corp.	57	455
Nara Bancorp, Inc.	79	885
National City Corp.	1,415	2,476
National Penn Bancshares, Inc.	219	3,197
NBT Bancorp, Inc.	132	3,949
Old National Bancorp	238	4,765
Pacific Capital Bancorp	209	4,253
PacWest Bancorp	100	2,859
Park National Corp.	57	4,446
PNC Financial Services Group, Inc. (The)	703	52,514
Popular, Inc.	883	7,320
PrivateBancorp, Inc.	35	1,458
Prosperity Bancshares, Inc.	131	4,453
Provident Bankshares Corp.	143	1,389
Regions Financial Corp.	2,075	19,920
S&T Bancorp, Inc.	30	1,105
Santander BanCorp	175	1,890
Seacoast Banking Corp. of Florida	112	1,202
Security Bank Corp.	306	1,270
Sierra Bancorp	1	21
South Financial Group, Inc. (The)	264	1,935
StellarOne Corp.	57	1,178
Sterling Financial Corp. /WA	254	3,683
SunTrust Banks, Inc.	889	39,996
Susquehanna Bancshares, Inc.	195	3,806
SVB Financial Group*	99	5,734
Synovus Financial Corp.	801	8,290
Taylor Capital Group, Inc.	112	1,343
TCF Financial Corp.	447	8,046
Temecula Valley Bancorp, Inc.	85	463
Trustmark Corp.	231	4,791
U.S. Bancorp	4,143	149,230

Investments	Shares	Value

UCBH Holdings, Inc.	352	$2,256
UMB Financial Corp.	96	5,042
Umpqua Holdings Corp.	230	3,383
United Bankshares, Inc.	163	5,705
United Community Banks, Inc.	210	2,785
United Security Bancshares (CA)	67	1,096
Valley National Bancorp	297	6,225
Vineyard National Bancorp	161	201
Virginia Commerce Bancorp*	74	463
W Holding Co., Inc.	2,444	1,320
Wachovia Corp.	6,519	22,817
Webster Financial Corp.	143	3,611
Wells Fargo & Co.	8,549	320,843
WesBanco, Inc.	109	2,902
West Coast Bancorp (OR)	121	1,774
Westamerica Bancorp	93	5,350
Western Alliance Bancorp*	33	510
Whitney Holding Corp.	209	5,068
Wilmington Trust Corp.	154	4,440
Wilshire Bancorp, Inc.	123	1,497
Wintrust Financial Corp.	66	1,937
Zions Bancorp.	345	13,352

Total Commercial Banks		1,049,705
Commercial Services & Supplies – 0.7%
Allied Waste Industries, Inc.*	550	6,111
American Reprographics Co.*	233	4,019
Amrep Corp.*	9	382
Avery Dennison Corp.	211	9,385
Brink’s Co. (The)	110	6,712
Cintas Corp.	356	10,221
Copart, Inc.*	145	5,510
Corrections Corp. of America*	172	4,274
Covanta Holding Corp.*	121	2,897
Deluxe Corp.	220	3,166
Herman Miller, Inc.	176	4,307
HNI Corp.	143	3,624
IKON Office Solutions, Inc.	473	8,046
Iron Mountain, Inc.*	134	3,271
Kimball International, Inc. Class B	79	853
Knoll, Inc.	219	3,311
Mine Safety Appliances Co.	63	2,402
PeopleSupport, Inc.*	12	140
Pitney Bowes, Inc.	470	15,632
R.R. Donnelley & Sons Co.	297	7,285
Republic Services, Inc.	297	8,904
Rollins, Inc.	220	4,176
Steelcase, Inc. Class A	330	3,548
Stericycle, Inc.*	64	3,770
United Stationers, Inc.*	100	4,783
Waste Connections, Inc.*	133	4,562
Waste Management, Inc.	913	28,749

Total Commercial Services & Supplies		160,040

See Notes to Financial Statements.

12	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2008

Investments	Shares	Value

Communications Equipment – 1.8%
ADC Telecommunications, Inc.*	317	$2,679
Adtran, Inc.	156	3,040
Arris Group, Inc.*	557	4,306
Brocade Communications Systems, Inc.*	681	3,963
Cisco Systems, Inc.*	8,345	188,262
CommScope, Inc.*	153	5,300
Comtech Telecommunications Corp.*	67	3,299
Corning, Inc.	2,715	42,463
EchoStar Corp. Class A*	90	2,169
F5 Networks, Inc.*	176	4,115
Foundry Networks, Inc.*	205	3,733
Harris Corp.	198	9,148
InterDigital, Inc.*	86	2,068
Juniper Networks, Inc.*	284	5,984
Motorola, Inc.	1,213	8,661
Polycom, Inc.*	198	4,580
Qualcomm, Inc.	2,323	99,819
Tellabs, Inc.*	834	3,386

Total Communications Equipment		396,975
Computers & Peripherals – 3.2%
Apple, Inc.*	562	63,877
Dell, Inc.*	3,469	57,169
Diebold, Inc.	143	4,735
EMC Corp.*	2,474	29,589
Hewlett-Packard Co.	3,839	177,515
International Business Machines Corp.	2,673	312,634
Intevac, Inc.*	141	1,500
Lexmark International, Inc. Class A*	308	10,032
NCR Corp.*	297	6,549
NetApp, Inc.*	383	6,982
QLogic Corp.*	374	5,745
SanDisk Corp.*	108	2,111
Sun Microsystems, Inc.*	911	6,924
Western Digital Corp.*	623	13,282

Total Computers & Peripherals		698,644
Construction & Engineering – 0.2%
Aecom Technology Corp.*	153	3,739
Dycom Industries, Inc.*	35	456
EMCOR Group, Inc.*	242	6,369
Fluor Corp.	158	8,801
Granite Construction Inc.	121	4,334
Jacobs Engineering Group, Inc.*	82	4,453
KBR, Inc.	188	2,871
Mastec, Inc.*	152	2,020
Northwest Pipe Co.*	47	2,050
Perini Corp.*	78	2,012
Quanta Services, Inc.*	189	5,105
URS Corp.*	88	3,227

Total Construction & Engineering		45,437
Construction Materials – 0.1%
Eagle Materials, Inc.	143	3,199

Investments	Shares	Value

Martin Marietta Materials, Inc.	66	$7,391
Texas Industries, Inc.	49	2,002
Vulcan Materials Co.	172	12,814

Total Construction Materials		25,406
Consumer Finance – 1.0%
Advance America Cash Advance Centers, Inc.	361	1,079
Advanta Corp. Class B	392	3,226
American Express Co.	2,177	77,132
AmeriCredit Corp.*	942	9,542
Capital One Financial Corp.	1,680	85,681
Cash America International, Inc.	107	3,856
CompuCredit Corp.*	198	776
Credit Acceptance Corp.*	130	2,210
Discover Financial Services	1,352	18,685
Ezcorp, Inc. Class A*	63	1,184
First Cash Financial Services, Inc.*	104	1,560
First Marblehead Corp. (The)*	980	2,440
Nelnet, Inc. Class A	42	596
SLM Corp.*	953	11,760
Student Loan Corp. (The)	44	4,092
World Acceptance Corp.*	63	2,268

Total Consumer Finance		226,087
Containers & Packaging – 0.3%
AEP Industries, Inc.*	1	20
AptarGroup, Inc.	112	4,380
Ball Corp.	198	7,819
Bemis Co., Inc.	198	5,190
Crown Holdings, Inc.*	425	9,439
Greif, Inc. Class A	110	7,218
Owens-Illinois, Inc.*	187	5,498
Packaging Corp. of America	194	4,497
Pactiv Corp.*	209	5,189
Rock-Tenn Co. Class A	132	5,277
Sealed Air Corp.	463	10,182
Silgan Holdings, Inc.	78	3,985
Sonoco Products Co.	176	5,224
Temple-Inland, Inc.	209	3,189

Total Containers & Packaging		77,107
Distributors – 0.1%
Genuine Parts Co.	286	11,500
LKQ Corp.*	207	3,513

Total Distributors		15,013
Diversified Consumer Services – 0.2%
Apollo Group, Inc. Class A*	183	10,851
Career Education Corp.*	156	2,551
DeVry, Inc.	54	2,675
H&R Block, Inc.	517	11,761
Hillenbrand, Inc.	141	2,843
ITT Educational Services, Inc.*	46	3,722
Jackson Hewitt Tax Service, Inc.	28	430
Matthews International Corp. Class A	66	3,349
Regis Corp.	165	4,538

See Notes to Financial Statements.

WisdomTree Earnings Funds	13

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2008

Investments	Shares	Value

Service Corp International	251	$2,098
Sotheby’s	176	3,531
Weight Watchers International, Inc.	132	4,831

Total Diversified Consumer Services		53,180
Diversified Financial Services – 6.4%
Asta Funding, Inc.	54	379
Bank of America Corp.	13,809	483,315
CIT Group, Inc.	219	1,524
Citigroup, Inc.	17,778	364,627
CME Group, Inc.	22	8,173
Encore Capital Group, Inc.*	151	2,069
Financial Federal Corp.	44	1,008
IntercontinentalExchange, Inc.*	46	3,711
JPMorgan Chase & Co.	11,042	515,662
Marlin Business Services Corp.*	79	670
Medallion Financial Corp.	88	921
Moody’s Corp.	648	22,032
Nasdaq Stock Market, Inc. (The)*	187	5,717
NYSE Euronext	207	8,110
Portfolio Recovery Associates, Inc.*	32	1,556

Total Diversified Financial Services		1,419,474
Diversified Telecommunication Services – 1.9%
AT&T, Inc.	7,752	216,435
CenturyTel, Inc.	229	8,393
Cincinnati Bell, Inc.*	856	2,645
Embarq Corp.	418	16,950
Fairpoint Communications, Inc.	76	659
Frontier Communications Corp.	559	6,429
Qwest Communications International, Inc.	12,283	39,674
Verizon Communications, Inc.	4,010	128,681
Windstream Corp.	924	10,109

Total Diversified Telecommunication Services		429,975
Electric Utilities – 1.9%
Allegheny Energy, Inc.*	176	6,472
ALLETE, Inc.	115	5,118
American Electric Power Co., Inc.	658	24,366
Cleco Corp.	195	4,924
DPL, Inc.	231	5,729
Duke Energy Corp.	2,580	44,969
Edison International	594	23,701
EL Paso Electric Co.*	148	3,108
Entergy Corp.	304	27,059
Exelon Corp.	1,240	77,648
FirstEnergy Corp.	527	35,304
FPL Group, Inc.	515	25,905
Great Plains Energy, Inc.	220	4,888
IDACORP, Inc.	132	3,840
ITC Holdings Corp.	74	3,831
Northeast Utilities	231	5,925
Pepco Holdings, Inc.	264	6,048
Pinnacle West Capital Corp.	217	7,467
Portland General Electric Co.	220	5,205
PPL Corp.	547	20,250

Investments	Shares	Value

Progress Energy, Inc.	463	$19,969
Sierra Pacific Resources	378	3,621
Southern Co.	1,234	46,509
UniSource Energy Corp.	120	3,503
Westar Energy, Inc.	253	5,829

Total Electric Utilities		421,188
Electrical Equipment – 0.5%
A.O. Smith Corp.	112	4,389
Acuity Brands, Inc.	121	5,053
AMETEK, Inc.	198	8,072
Baldor Electric Co.	118	3,400
Belden, Inc.	104	3,306
Brady Corp. Class A	122	4,304
Emerson Electric Co.	1,071	43,687
First Solar, Inc.*	11	2,078
General Cable Corp.*	97	3,456
GrafTech International Ltd.*	186	2,810
Hubbell, Inc. Class B	143	5,012
Regal-Beloit Corp.	107	4,550
Rockwell Automation, Inc.	262	9,784
Roper Industries, Inc.	132	7,519
Sunpower Corp. Class B*	48	3,313
Thomas & Betts Corp.*	143	5,587
Woodward Governor Co.	98	3,456

Total Electrical Equipment		119,776
Electronic Equipment & Instruments – 0.5%
Agilent Technologies, Inc.*	407	12,071
Amphenol Corp. Class A	220	8,831
Anixter International, Inc.*	130	7,736
Arrow Electronics, Inc.*	362	9,492
Avnet, Inc.*	408	10,048
AVX Corp.	462	4,708
Benchmark Electronics, Inc.*	275	3,872
Dolby Laboratories, Inc. Class A*	99	3,484
Flir Systems, Inc.*	137	5,264
Gerber Scientific, Inc.*	31	283
Ingram Micro, Inc. Class A*	472	7,585
Insight Enterprises, Inc.*	178	2,387
Jabil Circuit, Inc.	264	2,519
Mettler-Toledo International, Inc.*	49	4,802
Molex, Inc.	253	5,680
Multi-Fineline Electronix, Inc.*	43	636
National Instruments Corp.	123	3,696
Plexus Corp.*	87	1,801
Rofin-Sinar Technologies, Inc.*	100	3,061
Rogers Corp.*	31	1,146
SYNNEX Corp.*	175	3,910
Tech Data Corp.*	112	3,343
Technitrol, Inc.	120	1,775
Trimble Navigation Ltd.*	131	3,388
Vishay Intertechnology, Inc.*	473	3,131

Total Electronic Equipment & Instruments		114,649

See Notes to Financial Statements.

14	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2008

Investments	Shares	Value

Energy Equipment & Services – 1.8%
Atwood Oceanics, Inc.*	46	$1,674
Baker Hughes, Inc.	550	33,298
Basic Energy Services, Inc.*	183	3,898
BJ Services Co.	960	18,365
Bristow Group, Inc.*	35	1,184
Cal Dive International, Inc.*	350	3,710
Cameron International Corp.*	265	10,213
Complete Production Services, Inc.*	371	7,468
Diamond Offshore Drilling, Inc.	196	20,200
Dresser-Rand Group, Inc.*	64	2,014
Dril-Quip, Inc.*	53	2,300
ENSCO International, Inc.	540	31,120
FMC Technologies, Inc.*	126	5,865
Global Industries Ltd.*	233	1,617
Grey Wolf, Inc.*	1,318	10,254
Gulfmark Offshore, Inc.*	42	1,885
Halliburton Co.	2,041	66,109
Helix Energy Solutions Group, Inc.*	152	3,691
Helmerich & Payne, Inc.	307	13,259
Hercules Offshore, Inc.*	221	3,350
Hornbeck Offshore Services, Inc.*	76	2,935
IHS Inc. Class A*	52	2,477
Key Energy Group, Inc.*	422	4,895
Lufkin Industries, Inc.	67	5,316
National Oilwell Varco, Inc.*	549	27,576
Oceaneering International, Inc.*	60	3,199
Oil States International, Inc.*	206	7,282
Parker Drilling Co.*	349	2,799
Patterson-UTI Energy, Inc.	759	15,195
Pioneer Drilling Co.*	111	1,476
Pride International, Inc.*	385	11,400
Rowan Cos., Inc.	329	10,051
RPC, Inc.	300	4,218
SEACOR Holdings, Inc.*	68	5,369
Smith International, Inc.	282	16,536
Superior Energy Services, Inc.*	231	7,193
Tetra Technologies, Inc.*	208	2,881
Tidewater, Inc.	199	11,017
Trico Marine Services, Inc.*	34	581
Unit Corp.*	206	10,263

Total Energy Equipment & Services		394,133
Food & Staples Retailing – 3.3%
Andersons, Inc. (The)	16	564
BJ’s Wholesale Club, Inc.*	109	4,236
Casey’s General Stores, Inc.	120	3,620
Costco Wholesale Corp.	491	31,881
CVS/Caremark Corp.	1,685	56,716
Ingles Markets, Inc. Class A	67	1,530
Kroger Co. (The)	1,223	33,608
Longs Drug Stores Corp.	75	5,673
Nash Finch Co.	12	517
Pantry, Inc. (The)*	74	1,568

Investments	Shares	Value

Ruddick Corp.	21	$681
Safeway, Inc.	773	18,336
SUPERVALU, Inc.	385	8,355
SYSCO Corp.	988	30,460
Walgreen Co.	1,707	52,849
Wal-Mart Stores, Inc.	8,019	480,257
Whole Foods Market, Inc.	154	3,085
Winn-Dixie Stores, Inc.*	195	2,711

Total Food & Staples Retailing		736,647
Food Products – 1.6%
Archer-Daniels-Midland Co.	1,312	28,746
Cal-Maine Foods, Inc.	111	3,046
Campbell Soup Co.	648	25,013
ConAgra Foods, Inc.	894	17,397
Corn Products International, Inc.	209	6,747
Dean Foods Co.*	187	4,368
Del Monte Foods Co.	583	4,547
Flowers Foods, Inc.	153	4,492
General Mills, Inc.	539	37,039
H.J. Heinz Co.	518	25,884
Hershey Co. (The)	255	10,083
Hormel Foods Corp.	231	8,381
Imperial Sugar Co.	9	122
J.M. Smucker Co. (The)	143	7,249
Kellogg Co.	605	33,941
Kraft Foods, Inc. Class A	2,092	68,512
Lancaster Colony Corp.	89	3,352
McCormick & Co., Inc.	176	6,767
Sanderson Farms, Inc.	101	3,711
Sara Lee Corp.	631	7,970
Smithfield Foods, Inc.*	253	4,018
Tootsie Roll Industries, Inc.	228	6,591
Tyson Foods, Inc. Class A	605	7,224
Wm. Wrigley Jr. Co.	297	23,582

Total Food Products		348,782
Gas Utilities – 0.4%
AGL Resources, Inc.	176	5,523
Atmos Energy Corp.	209	5,564
Energen Corp.	153	6,928
Equitable Resources, Inc.	107	3,925
National Fuel Gas Co.	109	4,598
New Jersey Resources Corp.	123	4,414
Nicor, Inc.	143	6,342
Northwest Natural Gas Co.	75	3,900
ONEOK, Inc.	154	5,298
Piedmont Natural Gas Co., Inc.	188	6,008
Questar Corp.	286	11,702
South Jersey Industries, Inc.	90	3,213
Southwest Gas Corp.	176	5,326
UGI Corp.	253	6,522
WGL Holdings, Inc.	137	4,446

Total Gas Utilities		83,709

See Notes to Financial Statements.

WisdomTree Earnings Funds	15

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2008

Investments	Shares	Value

Health Care Equipment & Supplies – 1.5%
Baxter International, Inc.	836	$54,866
Beckman Coulter, Inc.	110	7,809
Becton Dickinson & Co.	330	26,485
Boston Scientific Corp.*	759	9,313
C.R. Bard, Inc.	121	11,479
Cooper Cos., Inc. (The)	31	1,078
DENTSPLY International, Inc.	209	7,846
Edwards Lifesciences Corp.*	132	7,624
Gen-Probe, Inc.*	52	2,759
Haemonetics Corp.*	46	2,839
Hill-Rom Holdings, Inc.	141	4,274
Hologic, Inc.*	96	1,856
Hospira, Inc.*	99	3,782
IDEXX Laboratories, Inc.*	65	3,562
Immucor, Inc.*	109	3,484
Intuitive Surgical, Inc.*	10	2,410
Kinetic Concepts, Inc.*	143	4,088
Medtronic, Inc.	1,706	85,470
Mentor Corp.	96	2,291
Resmed, Inc.*	89	3,827
St. Jude Medical, Inc.*	492	21,397
STERIS Corp.	133	4,998
Stryker Corp.	407	25,356
Varian Medical Systems, Inc.*	154	8,798
West Pharmaceutical Services, Inc.	118	5,761
Zimmer Holdings, Inc.*	361	23,306

Total Health Care Equipment & Supplies		336,758
Health Care Providers & Services – 2.0%
Aetna, Inc.	949	34,268
Amedisys, Inc.*	56	2,726
AMERIGROUP Corp.*	142	3,584
AmerisourceBergen Corp.	286	10,768
Apria Healthcare Group, Inc.*	170	3,101
Cardinal Health, Inc.	605	29,814
Centene Corp.*	115	2,359
Chemed Corp.	41	1,683
Cigna Corp.	657	22,325
Community Health Systems, Inc.*	187	5,481
Coventry Health Care, Inc.*	319	10,383
DaVita, Inc.*	154	8,780
Emergency Medical Services Corp. Class A*	64	1,912
Express Scripts, Inc.*	220	16,240
Health Net, Inc.*	141	3,328
Healthsouth Corp.*	229	4,220
Healthspring, Inc.*	207	4,380
Henry Schein, Inc.*	132	7,107
Humana, Inc.*	285	11,742
Kindred Healthcare, Inc.*	96	2,647
Laboratory Corp. of America Holdings*	176	12,232
LifePoint Hospitals, Inc.*	206	6,621
Lincare Holdings, Inc.*	207	6,229
Magellan Health Services, Inc.*	79	3,244

Investments	Shares	Value

McKesson Corp.	473	$25,452
Medco Health Solutions, Inc.*	536	24,120
Omnicare, Inc.	334	9,609
Owens & Minor, Inc.	82	3,977
Patterson Cos., Inc.*	176	5,352
Pediatrix Medical Group, Inc.*	89	4,799
Psychiatric Solutions, Inc.*	99	3,757
Quest Diagnostics, Inc.	319	16,483
UnitedHealth Group, Inc.	2,469	62,688
Universal American Corp.*	131	1,597
Universal Health Services, Inc. Class B	71	3,978
VCA Antech, Inc.*	108	3,183
WellCare Health Plans, Inc.*	170	6,120
WellPoint, Inc.*	1,146	53,598

Total Health Care Providers & Services		439,887
Health Care Technology – 0.1%
Cerner Corp.*	97	4,330
HLTH Corp.*	406	4,641
IMS Health, Inc.	419	7,923

Total Health Care Technology		16,894
Healthcare Equipment & Supplies – 0.0%
Teleflex, Inc.	60	3,809
Hotels, Restaurants & Leisure – 0.9%
Ambassadors Group, Inc.	41	652
Ameristar Casinos, Inc.	129	1,831
Bluegreen Corp.*	111	767
Bob Evans Farms, Inc.	107	2,920
Boyd Gaming Corp.	143	1,338
Brinker International, Inc.	246	4,401
Burger King Holdings, Inc.	211	5,182
CBRL Group, Inc.	111	2,919
CEC Entertainment, Inc.*	120	3,984
Cheesecake Factory (The)*	164	2,398
Chipotle Mexican Grill, Inc. Class A*	22	1,221
Choice Hotels International, Inc.	176	4,770
CKE Restaurants, Inc.	86	912
Darden Restaurants, Inc.	347	9,935
Domino’s Pizza, Inc.*	37	449
International Game Technology	319	5,480
International Speedway Corp. Class A	82	3,191
Interstate Hotels & Resorts, Inc.*	195	458
Interval Leisure Group, Inc.*	75	780
Jack in the Box, Inc.*	220	4,642
Las Vegas Sands Corp.*	65	2,347
Life Time Fitness, Inc.*	32	1,001
Marriott International, Inc. Class A	612	15,967
McDonald’s Corp.	861	53,123
MGM Mirage*	239	6,812
Penn National Gaming, Inc.*	98	2,604
Ruby Tuesday, Inc.	309	1,789
Scientific Games Corp. Class A*	101	2,325
Silverleaf Resorts, Inc.*	46	57

See Notes to Financial Statements.

16	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2008

Investments	Shares	Value

Sonic Corp.*	133	$1,938
Speedway Motorsports, Inc.	121	2,357
Starbucks Corp.*	884	13,145
Starwood Hotels & Resorts Worldwide, Inc.	370	10,412
Vail Resorts, Inc.*	15	524
Wyndham Worldwide Corp	444	6,975
Yum! Brands, Inc.	894	29,153

Total Hotels, Restaurants & Leisure		208,759
Household Durables – 0.6%
American Greetings Corp. Class A	67	1,024
Black & Decker Corp. (The)	182	11,057
Blyth, Inc.	145	1,644
Brookfield Homes Corp.	243	3,489
Ethan Allen Interiors, Inc.	112	3,138
Fortune Brands, Inc.	316	18,126
Harman International Industries, Inc.	134	4,565
Jarden Corp.*	187	4,385
Leggett & Platt, Inc.	341	7,430
Mohawk Industries, Inc.*	176	11,861
Newell Rubbermaid, Inc.	530	9,148
NVR, Inc.*	25	14,300
Sealy Corp.	271	1,751
Snap-On, Inc.	143	7,530
Stanley Works (The)	200	8,348
Tempur-Pedic International, Inc.	164	1,929
Toll Brothers, Inc.*	480	12,110
Tupperware Brands Corp.	101	2,791
Whirlpool Corp.	219	17,365

Total Household Durables		141,991
Household Products – 1.9%
Central Garden and Pet Co. Class A*	98	583
Church & Dwight Co., Inc.	143	8,879
Clorox Co. (The)	220	13,792
Colgate-Palmolive Co.	583	43,929
Energizer Holdings, Inc.*	89	7,169
Kimberly-Clark Corp.	796	51,612
Procter & Gamble Co.	4,179	291,234
WD-40 Co.	21	755

Total Household Products		417,953
Independent Power Producers & Energy – 0.2%
AES Corp. (The)*	636	7,435
Constellation Energy Group, Inc.	230	5,589
Dynegy, Inc. Class A*	777	2,782
Mirant Corp.*	1,060	19,387
NRG Energy, Inc.*	315	7,796
Reliant Energy, Inc.*	145	1,066

Total Independent Power Producers & Energy		44,055
Industrial Conglomerates – 2.4%
3M Co.	1,152	78,693
Carlisle Cos., Inc.	154	4,615
General Electric Co.	16,679	425,315
Seaboard Corp.	3	3,771

Investments	Shares	Value

Textron, Inc.	361	$10,570

Total Industrial Conglomerates		522,964
Insurance – 7.1%
21st Century Holding Co.	122	642
Alleghany Corp.*	22	8,030
Allstate Corp. (The)	2,608	120,280
AMBAC Financial Group, Inc.	317	739
American Equity Investment Life Holding Co., Inc.	404	3,030
American Family Life Assurance Co., Inc.	711	41,771
American Financial Group, Inc.	459	13,541
American International Group, Inc.	7,678	25,568
American National Insurance Co.	55	4,748
Amerisafe, Inc.*	99	1,802
Amtrust Financial Services, Inc.	283	3,846
AON Corp.	528	23,739
Arthur J. Gallagher & Co.	231	5,927
Assurant, Inc.	385	21,175
Berkshire Hathaway, Inc. Class B*	86	377,969
Brown & Brown, Inc.	242	5,232
Chubb Corp. (The)	1,383	75,926
Cincinnati Financial Corp.	429	12,201
CNA Financial Corp.	890	23,354
CNA Surety Corp.*	206	3,440
Delphi Financial Group, Inc. Class A	176	4,935
EMC Insurance Group, Inc.	41	1,209
Employers Holdings, Inc.	415	7,213
Erie Indemnity Co. Class A	121	5,115
FBL Financial Group, Inc. Class A	118	3,291
Fidelity National Financial, Inc. Class A	605	8,894
First American Corp.	198	5,841
Genworth Financial, Inc. Class A	1,591	13,699
Hanover Insurance Group, Inc. (The)	143	6,509
Harleysville Group, Inc.	129	4,876
Hartford Financial Services Group, Inc. (The)	1,022	41,892
HCC Insurance Holdings, Inc.	406	10,962
Hilb Rogal & Hobbs Co.	97	4,534
Horace Mann Educators Corp.	200	2,574
Independence Holding Co.	174	2,010
Infinity Property & Casualty Corp.	133	5,480
LandAmerica Financial Group, Inc.	38	922
Lincoln National Corp.	711	30,438
Loews Corp.	1,268	50,073
Markel Corp.*	22	7,733
Marsh & McLennan Cos., Inc.	719	22,835
MBIA, Inc.	609	7,247
Mercury General Corp.	132	7,227
Metlife, Inc.	1,747	97,831
National Western Life Insurance Co. Class A	20	4,841
Nationwide Financial Services, Inc. Class A	466	22,988
Navigators Group, Inc.*	66	3,828
NYMAGIC, Inc.	79	1,995
Odyssey Re Holdings Corp.	209	9,154
Old Republic International Corp.	736	9,384

See Notes to Financial Statements.

WisdomTree Earnings Funds	17

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2008

Investments	Shares	Value

Philadelphia Consolidated Holding Co.*	261	$15,287
Phoenix Cos., Inc. (The)	480	4,435
Presidential Life Corp.	53	837
Principal Financial Group, Inc.	439	19,092
ProAssurance Corp.*	132	7,392
Progressive Corp. (The)	2,163	37,636
Protective Life Corp.	227	6,472
Prudential Financial, Inc.	801	57,672
Reinsurance Group of America, Inc. Class A	210	11,340
RLI Corp.	98	6,085
Safety Insurance Group, Inc.	121	4,590
SeaBright Insurance Holdings, Inc.*	49	637
Selective Insurance Group, Inc.	253	5,799
StanCorp Financial Group, Inc.	143	7,436
State Auto Financial Corp.	178	5,174
Torchmark Corp.	242	14,472
Tower Group, Inc.	21	495
Transatlantic Holdings, Inc.	196	10,653
Travelers Cos., Inc. (The)	2,529	114,310
United Fire & Casualty Co.	156	4,460
Unitrin, Inc.	176	4,389
Unum Group	1,016	25,502
W.R. Berkley Corp.	756	17,804
Wesco Financial Corp.	11	3,927
Zenith National Insurance Corp.	210	7,694

Total Insurance		1,572,080
Internet & Catalog Retail – 0.1%
Amazon.Com, Inc.*	133	9,677
Expedia, Inc.*	341	5,153
HSN Inc.*	75	826
NetFlix, Inc.*	131	4,045
NutriSystem, Inc.	185	3,278
priceline.com, Inc.*	54	3,695
Ticketmaster*	75	805

Total Internet & Catalog Retail		27,479
Internet Software & Services – 0.5%
Akamai Technologies, Inc.*	89	1,552
Digital River, Inc.*	93	3,013
eBay, Inc.*	175	3,917
Google, Inc. Class A*	175	70,091
IAC/InterActiveCorp*	187	3,235
Imergent, Inc.	77	862
j2 Global Communications, Inc.*	66	1,541
ValueClick, Inc.*	155	1,586
Yahoo! Inc.*	847	14,653

Total Internet Software & Services		100,450
IT Services – 1.0%
Affiliated Computer Services, Inc. Class A*	154	7,797
Alliance Data Systems Corp.*	110	6,972
Automatic Data Processing, Inc.	649	27,745
Broadridge Financial Solutions, Inc.	294	4,525
CACI International, Inc. Class A*	45	2,255

Investments	Shares	Value

Cass Information Systems, Inc.	8	$287
Cognizant Technology Solutions Corp. Class A*	359	8,196
Computer Sciences Corp.*	220	8,842
Convergys Corp.*	264	3,902
CSG Systems International, Inc.*	211	3,699
DST Systems, Inc.*	99	5,543
Fidelity National Information Services, Inc.	305	5,630
Fiserv, Inc.*	264	12,492
Global Payments, Inc.	176	7,895
Lender Processing Services, Inc.	152	4,639
Mantech International Corp.*	76	4,506
Mastercard, Inc. Class A	110	19,506
NeuStar, Inc. Class A*	119	2,367
Paychex, Inc.	440	14,533
Perot Systems Corp. Class A*	315	5,465
SAIC, Inc.*	582	11,774
SRA International, Inc. Class A*	54	1,222
Syntel, Inc.	82	2,009
TeleTech Holdings, Inc.*	197	2,451
Total System Services, Inc.	628	10,299
Western Union Co. (The)	1,130	27,877
Wright Express Corp.*	87	2,597

Total IT Services		215,025
Leisure Equipment & Products – 0.2%
Brunswick Corp.	286	3,658
Callaway Golf Co.	159	2,237
Hasbro, Inc.	353	12,256
Jakks Pacific, Inc.*	76	1,893
Mattel, Inc.	788	14,215
Polaris Industries, Inc.	89	4,049
Pool Corp.	187	4,363
RC2 Corp.*	17	340

Total Leisure Equipment & Products		43,011
Life Sciences Tools & Services – 0.3%
Bio-Rad Laboratories, Inc. Class A*	41	4,064
Charles River Laboratories International, Inc.*	88	4,887
Covance, Inc.*	66	5,835
Dionex Corp.*	9	572
Invitrogen Corp.*	86	3,251
Millipore Corp.*	55	3,784
Parexel International Corp.*	10	287
PerkinElmer, Inc.	162	4,045
Pharmaceutical Product Development, Inc.	198	8,187
TECHNE Corp.*	19	1,370
Thermo Fisher Scientific, Inc.*	306	16,829
Varian, Inc.*	44	1,888
Waters Corp.*	132	7,680

Total Life Sciences Tools & Services		62,679
Machinery – 2.2%
Accuride Corp. *	108	173
Actuant Corp. Class A	143	3,609
AGCO Corp.*	97	4,133

See Notes to Financial Statements.

18	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2008

Investments	Shares	Value

Barnes Group, Inc.	134	$2,709
Bucyrus International, Inc. Class A	66	2,949
Cascade Corp.	11	482
Caterpillar, Inc.	1,515	90,293
CLARCOR, Inc.	115	4,364
Columbus McKinnon Corp.*	12	283
Cummins, Inc.	396	17,313
Danaher Corp.	429	29,773
Deere & Co.	648	32,076
Donaldson Co., Inc.	115	4,820
Dover Corp.	429	17,396
Eaton Corp.	348	19,551
EnPro Industries, Inc.*	148	5,500
Flowserve Corp.	76	6,747
Freightcar America, Inc.	110	3,220
Gardner Denver, Inc.*	187	6,493
Graco, Inc.	165	5,876
Greenbrier Cos., Inc.	46	897
Harsco Corp.	142	5,281
IDEX Corp.	198	6,142
Illinois Tool Works, Inc.	982	43,650
ITT Corp.	299	16,627
John Bean Technologies Corp.*	27	342
Joy Global, Inc.	184	8,306
Kaydon Corp.	66	2,974
Kennametal, Inc.	220	5,966
Lincoln Electric Holdings, Inc.	110	7,074
Manitowoc Co., Inc. (The)	205	3,188
Mueller Industries, Inc.	122	2,807
Mueller Water Products, Inc. Class A	36	323
NACCO Industries, Inc. Class A	41	3,875
Nordson Corp.	79	3,880
Oshkosh Corp.	198	2,606
Paccar, Inc.	789	30,132
Pall Corp.	198	6,809
Parker Hannifin Corp.	332	17,596
Pentair, Inc.	220	7,605
SPX Corp.	99	7,623
Terex Corp.*	284	8,668
Timken Co. (The)	341	9,667
Toro Co. (The)	98	4,047
Trinity Industries, Inc.	375	9,649
Valmont Industries, Inc.	42	3,473
Wabtec Corp.	142	7,275
Watts Water Technologies, Inc. Class A	154	4,212

Total Machinery		488,454
Marine – 0.0%
Alexander & Baldwin, Inc.	74	3,258
American Commercial Lines, Inc.*	36	383
Kirby Corp.*	90	3,415

Total Marine		7,056
Media – 2.5%
AH Belo Corp. Class A	75	387

Investments	Shares	Value

Arbitron, Inc.	25	$1,117
Ascent Media Corp.*	8	195
Belo Corp. Class A	374	2,229
CBS Corp. Class B	1,436	20,937
Cinemark Holdings, Inc.	287	3,903
Citadel Broadcasting Corp.	230	179
Clear Channel Outdoor Holdings, Inc. Class A*	254	3,475
Comcast Corp. Class A	1,590	31,212
Cox Radio, Inc. Class A*	370	3,907
DIRECTV Group, Inc. (The)*	1,612	42,186
Discovery Communications Inc. Class A*	86	1,226
Discovery Communications Inc. Class C*	86	1,218
DISH Network Corp. Class A*	500	10,500
DreamWorks Animation SKG, Inc. Class A*	167	5,252
E.W. Scripps Co. (The) Class A	69	488
Gannett Co., Inc.	877	14,830
Harte-Hanks, Inc.	253	2,624
Hearst-Argyle Television, Inc.	264	5,895
Idearc, Inc.	490	613
Interactive Data Corp.	165	4,161
John Wiley & Sons, Inc. Class A	110	4,450
Journal Communications, Inc. Class A	38	185
Lee Enterprises, Inc.	320	1,120
Marvel Entertainment, Inc.*	242	8,262
McClatchy Co. Class A	455	2,002
McGraw-Hill Cos., Inc. (The)	650	20,547
Media General, Inc. Class A	18	224
Meredith Corp.	110	3,084
Morningstar, Inc.*	42	2,330
New York Times Co. (The) Class A	241	3,444
News Corp. Class A	4,656	55,825
Omnicom Group, Inc.	561	21,632
Regal Entertainment Group Class A	561	8,853
Salem Communications Holding Corp. Class A*	24	30
Scholastic Corp.	123	3,159
Scripps Networks Interactive, Inc. Class A	209	7,589
Time Warner Cable, Inc. Class A*	1,186	28,701
Time Warner, Inc.	6,262	82,095
Viacom, Inc. Class B*	1,126	27,970
Walt Disney Co. (The)	3,629	111,373
Washington Post Co. (The) Class B	11	6,124
Westwood One, Inc.	262	144

Total Media		555,677
Metals & Mining – 1.2%
AK Steel Holding Corp.*	239	6,195
Alcoa, Inc.	1,805	40,757
Allegheny Technologies, Inc.	262	7,742
AMCOL International Corp.	14	438
Brush Engineered Materials, Inc.*	76	1,411
Carpenter Technology Corp.	110	2,822
Cleveland-Cliffs, Inc.	180	9,529
Coeur d’ALENE Mines Corp.*	98	150
Commercial Metals Co.	374	6,317

See Notes to Financial Statements.

WisdomTree Earnings Funds	19

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2008

Investments	Shares	Value

Freeport-McMoRan Copper & Gold, Inc.	832	$47,300
Haynes International, Inc.*	9	421
Newmont Mining Corp.	123	4,767
Nucor Corp.	790	31,205
Reliance Steel & Aluminum Co.	264	10,024
RTI International Metals, Inc.*	57	1,115
Schnitzer Steel Industries, Inc. Class A	79	3,100
Southern Copper Corp.	2,145	40,927
Steel Dynamics, Inc.	524	8,955
Titanium Metals Corp.	363	4,116
United States Steel Corp.	375	29,104
Worthington Industries, Inc.	196	2,928

Total Metals & Mining		259,323
Multiline Retail – 1.1%
Big Lots, Inc.*	219	6,095
Bon-Ton Stores, Inc. (The)	196	533
Dillard’s, Inc. Class A	287	3,387
Dollar Tree Stores, Inc.*	209	7,599
Family Dollar Stores, Inc.	359	8,508
JC Penney Co., Inc.	773	25,772
Kohl’s Corp.*	724	33,362
Macy’s, Inc.	964	17,333
Nordstrom, Inc.	649	18,704
Retail Ventures, Inc.*	582	2,270
Sears Holdings Corp.*	396	37,026
Target Corp.	1,631	80,000
Tuesday Morning Corp.	439	1,813

Total Multiline Retail		242,402
Multi-Utilities – 1.0%
Alliant Energy Corp.	176	5,669
Ameren Corp.	319	12,451
Black Hills Corp.	104	3,231
Centerpoint Energy, Inc.	515	7,504
Consolidated Edison, Inc.	482	20,707
Dominion Resources, Inc.	152	6,503
DTE Energy Co.	207	8,305
Integrys Energy Group, Inc.	121	6,043
MDU Resources Group, Inc.	352	10,208
NiSource, Inc.	615	9,077
NSTAR	198	6,633
OGE Energy Corp.	254	7,844
PG&E Corp.	584	21,871
PNM Resources, Inc.	220	2,253
Public Service Enterprise Group, Inc.	832	27,280
Puget Energy, Inc.	275	7,343
SCANA Corp.	209	8,136
Sempra Energy	449	22,660
TECO Energy, Inc.	418	6,575
Vectren Corp.	242	6,740
Wisconsin Energy Corp.	209	9,384
Xcel Energy, Inc.	704	14,073

Total Multi-Utilities		230,490

Investments	Shares	Value

Office Electronics – 0.1%
Xerox Corp.	1,848	$21,308
Zebra Technologies Corp. Class A*	198	5,514

Total Office Electronics		26,822
Oil, Gas & Consumable Fuels – 11.8%
Alon USA Energy, Inc.	174	2,346
Alpha Natural Resources, Inc.*	57	2,932
Anadarko Petroleum Corp.	617	29,931
Apache Corp.	592	61,734
Arch Coal, Inc.	132	4,341
Atlas Energy Resources LLC	100	2,580
Berry Petroleum Co. Class A	98	3,796
Bill Barrett Corp.*	30	963
Brigham Exploration Co.*	133	1,462
Chesapeake Energy Corp.	1,146	41,096
Chevron Corp.	5,484	452,319
Cimarex Energy Co.	220	10,760
CNX Gas Corp.*	184	4,120
ConocoPhillips	4,098	300,178
CONSOL Energy, Inc.	111	5,094
Delek US Holdings, Inc.	198	1,835
Denbury Resources, Inc.*	166	3,161
Devon Energy Corp.	900	82,080
El Paso Corp.	455	5,806
EOG Resources, Inc.	317	28,359
Exxon Mobil Corp.	13,111	1,018,199
Forest Oil Corp.*	107	5,307
Frontier Oil Corp.	348	6,410
Hess Corp.	539	44,241
Holly Corp.	217	6,276
Marathon Oil Corp.	2,221	88,551
Mariner Energy, Inc.*	242	4,961
Massey Energy Co.	57	2,033
Murphy Oil Corp.	230	14,752
Newfield Exploration Co.*	183	5,854
Noble Energy, Inc.	228	12,675
Occidental Petroleum Corp.	1,513	106,591
Overseas Shipholding Group, Inc.	118	6,881
Peabody Energy Corp.	126	5,670
Penn Virginia Corp.	55	2,939
PetroHawk Energy Corp.*	142	3,071
Petroleum Development Corp.*	16	710
Pioneer Natural Resources Co.	141	7,371
Quicksilver Resources, Inc.*	108	2,120
Range Resources Corp.	96	4,116
Southern Union Co.	242	4,997
Southwestern Energy Co.*	198	6,047
Spectra Energy Corp.	1,021	24,300
St. Mary Land & Exploration Co.	187	6,667
Sunoco, Inc.	415	14,766
Swift Energy Co.*	123	4,759
Tesoro Corp.	471	7,767
USEC, Inc.*	414	2,240

See Notes to Financial Statements.

20	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2008

Investments	Shares	Value

Vaalco Energy, Inc.*	427	$2,921
Valero Energy Corp.	2,102	63,691
Verasun Energy Corp.*	196	613
W&T Offshore, Inc.	166	4,530
Walter Industries, Inc.	144	6,833
Western Refining, Inc.	374	3,781
Whiting Petroleum Corp.*	74	5,273
Williams Cos., Inc. (The)	671	15,869
World Fuel Services Corp.	111	2,556
XTO Energy, Inc.	955	44,427

Total Oil, Gas & Consumable Fuels		2,615,658
Paper & Forest Products – 0.1%
Buckeye Technologies, Inc.*	62	508
International Paper Co.	381	9,974
Neenah Paper, Inc.	12	238
Weyerhaeuser Co.	88	5,331

Total Paper & Forest Products		16,051
Personal Products – 0.2%
Alberto-Culver Co.	120	3,269
Avon Products, Inc.	473	19,662
Bare Escentuals, Inc.*	165	1,794
Chattem, Inc.*	10	782
Elizabeth Arden, Inc.*	28	550
Estee Lauder Cos., Inc. (The) Class A*	309	15,422
Mannatech, Inc.	197	788
NBTY, Inc.*	255	7,528
Nu Skin Enterprises, Inc. Class A	56	908
Prestige Brands Holdings, Inc.*	96	852
Reliv International, Inc.	186	939

Total Personal Products		52,494
Pharmaceuticals – 4.4%
Abbott Laboratories	1,023	58,904
Allergan, Inc.	230	11,845
Alpharma, Inc. Class A*	46	1,697
Barr Pharmaceuticals, Inc.*	140	9,142
Bristol-Myers Squibb Co.	2,496	52,042
Caraco Pharmaceutical Laboratories, Ltd.*	85	1,063
Cpex Pharmaceuticals, Inc.*	1	19
Eli Lilly & Co.	1,531	67,410
Endo Pharmaceuticals Holdings, Inc.*	220	4,400
Forest Laboratories, Inc.*	418	11,821
Johnson & Johnson	4,550	315,223
King Pharmaceuticals, Inc.*	713	6,831
KV Pharmaceutical Co. Class A*	78	1,771
Matrixx Initiatives, Inc.*	1	18
Medicines Co. (The)*	46	1,068
Medicis Pharmaceutical Corp. Class A	141	2,102
Merck & Co., Inc.	3,197	100,897
Mylan Laboratories, Inc.	648	7,400
Perrigo Co.	119	4,577
Pfizer, Inc.	8,858	163,342
Salix Pharmaceuticals Ltd.*	104	667

Investments	Shares	Value

Schering-Plough Corp.	2,209	$40,800
Sciele Pharma, Inc.	33	1,016
Sepracor, Inc.*	293	5,365
Viropharma, Inc.*	396	5,196
Wyeth	2,790	103,063

Total Pharmaceuticals		977,679
Professional Services – 0.3%
Corporate Executive Board Co.	88	2,750
Dun & Bradstreet Corp.	88	8,304
Equifax, Inc.	198	6,821
First Advantage Corp. Class A*	218	3,063
FTI Consulting, Inc.*	63	4,551
Korn/Ferry International*	195	3,475
Manpower, Inc.	252	10,877
Monster Worldwide, Inc.*	132	1,968
MPS Group, Inc.*	339	3,417
Resources Connection, Inc.*	27	608
Robert Half International, Inc.	400	9,900
TrueBlue, Inc.*	251	4,056
Volt Information Sciences, Inc.*	20	180
Watson Wyatt Worldwide, Inc. Class A	143	7,111

Total Professional Services		67,081
Real Estate Investment Trusts – 1.1%
Alexandria Real Estate Equities, Inc.	33	3,713
AMB Property Corp.	110	4,983
AvalonBay Communities, Inc.	75	7,382
Boston Properties, Inc.	331	31,001
CBL & Associates Properties, Inc.	134	2,691
Colonial Properties Trust	440	8,224
Developers Diversified Realty Corp.	177	5,609
Duke Realty Corp.	143	3,515
Entertainment Properties Trust	99	5,417
Federal Realty Investment Trust	49	4,194
General Growth Properties, Inc.	243	3,669
HCP Inc.	141	5,658
Health Care REIT, Inc.	86	4,578
Hospitality Properties Trust	143	2,934
Host Hotels & Resorts, Inc.	714	9,489
HRPT Properties Trust	506	3,486
Kimco Realty Corp.	306	11,304
Macerich Co. (The)	42	2,673
Mack-Cali Realty Corp.	132	4,471
National Health Investors, Inc.	131	4,478
National Retail Properties, Inc.	143	3,425
Nationwide Health Properties, Inc.	148	5,325
Plum Creek Timber Co., Inc.	137	6,831
Post Properties, Inc.	143	4,000
Potlatch Corp.	143	6,634
Prologis	529	21,832
Public Storage, Inc.	2	198
Rayonier, Inc.	154	7,292
Realty Income Corp.	148	3,789
Regency Centers Corp.	77	5,135

See Notes to Financial Statements.

WisdomTree Earnings Funds	21

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2008

Investments	Shares	Value

Senior Housing Properties Trust	175	$4,170
Simon Property Group, Inc.	162	15,714
SL Green Realty Corp.	63	4,082
Ventas, Inc.	143	7,067
Vornado Realty Trust	165	15,007
Weingarten Realty Investors	132	4,708

Total Real Estate Investment Trusts		244,678
Real Estate Management & Development – 0.1%
Avatar Holdings, Inc.*	90	2,970
CB Richard Ellis Group, Inc. Class A*	598	7,995
Forestar Real Estate Group, Inc.*	68	1,003
Jones Lang LaSalle, Inc.	66	2,870

Total Real Estate Management & Development		14,838
Road & Rail – 1.3%
Amerco, Inc.*	22	922
Arkansas Best Corp.	56	1,887
Avis Budget Group, Inc.*	261	1,498
Burlington Northern Santa Fe Corp.	659	60,912
Con-way, Inc.	165	7,278
CSX Corp.	825	45,020
Genesee & Wyoming, Inc. Class A*	118	4,427
Heartland Express, Inc.	219	3,399
Hertz Global Holdings, Inc.*	429	3,248
JB Hunt Transport Services, Inc.	319	10,645
Kansas City Southern*	137	6,077
Knight Transportation, Inc.	196	3,326
Landstar System, Inc.	107	4,714
Norfolk Southern Corp.	836	55,352
Old Dominion Freight Line, Inc.*	153	4,336
Ryder System, Inc.	132	8,184
Union Pacific Corp.	834	59,348
Werner Enterprises, Inc.	184	3,995
YRC Worldwide, Inc.*	317	3,791

Total Road & Rail		288,359
Semiconductors & Semiconductor Equipment – 1.7%
Advanced Energy Industries, Inc.*	263	3,598
Altera Corp.	516	10,671
Amkor Technology, Inc.*	861	5,485
Analog Devices, Inc.	558	14,703
Applied Materials, Inc.	2,684	40,609
Broadcom Corp. Class A*	231	4,304
Cymer, Inc.*	118	2,989
Cypress Semiconductor Corp.*	175	914
FormFactor, Inc.*	118	2,056
Intel Corp.	6,363	119,178
International Rectifier Corp.*	154	2,929
Intersil Corp. Class A	238	3,946
KLA-Tencor Corp.	331	10,476
Lam Research Corp.*	253	7,967
Linear Technology Corp.	429	13,153
MEMC Electronic Materials, Inc.*	244	6,895
Microchip Technology, Inc.	417	12,272

Investments	Shares	Value

MKS Instruments, Inc.*	260	$5,177
National Semiconductor Corp.	518	8,915
Novellus Systems, Inc.*	220	4,321
Nvidia Corp.*	736	7,883
Omnivision Technologies, Inc.*	20	228
ON Semiconductor Corp.*	1,132	7,652
RF Micro Devices, Inc.*	990	2,891
Silicon Image, Inc.*	9	48
Texas Instruments, Inc.	2,464	52,975
Varian Semiconductor Equipment Associates, Inc.*	148	3,718
Xilinx, Inc.	472	11,068

Total Semiconductors & Semiconductor Equipment		367,021
Software – 2.7%
Activision Blizzard, Inc.*	506	7,808
Adobe Systems, Inc.*	492	19,419
Advent Software, Inc.*	74	2,607
Ansys, Inc.*	75	2,840
Autodesk, Inc.*	221	7,415
BMC Software, Inc.*	209	5,984
CA, Inc.	400	7,984
Cadence Design Systems, Inc.*	341	2,305
Citrix Systems, Inc.*	220	5,557
Commvault Systems, Inc.*	141	1,699
Compuware Corp.*	759	7,355
FactSet Research Systems, Inc.	68	3,553
Fair Isaac Corp.	111	2,559
Intuit, Inc.*	470	14,857
Jack Henry & Associates, Inc.	155	3,151
Macrovision Solutions Corp.*	186	2,861
McAfee, Inc.*	176	5,977
Micros Systems, Inc.*	96	2,559
Microsoft Corp.	12,606	336,453
MicroStrategy, Inc. Class A*	9	536
Net 1 UEPS Technologies, Inc.*	110	2,456
Oracle Corp.*	6,447	130,939
Parametric Technology Corp.*	362	6,661
Red Hat, Inc.*	175	2,637
Sybase, Inc.*	163	4,991
Symantec Corp.*	418	8,184
Synopsys, Inc.*	145	2,893

Total Software		602,240
Specialty Retail – 2.8%
Aaron Rents, Inc.	56	1,516
Abercrombie & Fitch Co. Class A	154	6,075
Advance Auto Parts, Inc.	198	7,853
Aeropostale, Inc.*	282	9,055
American Eagle Outfitters, Inc.	587	8,952
AnnTaylor Stores Corp.*	198	4,087
Asbury Automotive Group, Inc.	66	760
AutoNation, Inc.*	528	5,935
Autozone, Inc.*	143	17,638
Barnes & Noble, Inc.	165	4,303
bebe Stores, Inc.	273	2,667

See Notes to Financial Statements.

22	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2008

Investments	Shares	Value

Bed Bath & Beyond, Inc.*	581	$18,249
Best Buy Co., Inc.	748	28,050
Big 5 Sporting Goods Corp.	67	691
Brown Shoe Co., Inc.	184	3,014
Buckle, Inc. (The)	82	4,554
Build-A-Bear Workshop, Inc.*	110	801
Cabela’s, Inc.*	241	2,911
Carmax, Inc.*	242	3,388
Casual Male Retail Group, Inc.*	475	1,867
Cato Corp. (The) Class A	64	1,123
Charming Shoppes, Inc.*	715	3,496
Chico’s FAS, Inc.*	537	2,937
Childrens Place Retail Stores, Inc. (The)*	97	3,235
Coldwater Creek, Inc.*	241	1,395
Collective Brands, Inc.*	220	4,028
Conn’s, Inc.*	132	2,470
Dick’s Sporting Goods, Inc.*	163	3,192
Dress Barn, Inc.*	311	4,755
DSW, Inc. Class A*	82	1,123
Finish Line (The) Class A	390	3,896
Foot Locker, Inc.	308	4,977
GameStop Corp. Class A*	109	3,729
Gap, Inc. (The)	1,109	19,718
Genesco, Inc.*	86	2,879
Group 1 Automotive, Inc.	130	2,825
Guess?, Inc.	126	4,384
Gymboree Corp.*	108	3,834
Home Depot, Inc.	4,971	128,700
HOT Topic, Inc.*	229	1,514
J Crew Group, Inc.*	97	2,771
JOS A Bank Clothiers, Inc.*	56	1,882
Lithia Motors, Inc. Class A	100	431
Lowe’s Cos., Inc.	3,883	91,989
Ltd. Brands, Inc.	1,164	20,160
Men’s Wearhouse, Inc. (The)	154	3,271
New York & Co., Inc.*	250	2,385
Office Depot, Inc.*	1,154	6,716
OfficeMax, Inc.	288	2,560
O’Reilly Automotive, Inc.*	198	5,300
Pacific Sunwear Of California, Inc.*	35	236
Penske Auto Group, Inc.	286	3,280
PetSmart, Inc.	220	5,436
RadioShack Corp.	349	6,031
Rent-A-Center, Inc.*	425	9,469
Ross Stores, Inc.	209	7,693
Select Comfort Corp.*	163	269
Sherwin-Williams Co. (The)	304	17,377
Shoe Carnival, Inc.*	118	1,933
Sonic Automotive, Inc. Class A	183	1,548
Stage Stores, Inc.	62	847
Staples, Inc.	1,262	28,396
Stein Mart Inc.	91	356
Systemax, Inc.	90	1,265
Tiffany & Co.	198	7,033

Investments	Shares	Value

TJX Cos., Inc.	700	$21,364
Tractor Supply Co.*	143	6,013
Tween Brands, Inc.*	126	1,234
Urban Outfitters, Inc.*	275	8,764
Wet Seal, Inc. (The) Class A*	505	1,833
Williams-Sonoma, Inc.	198	3,204
Zale Corp.*	55	1,375

Total Specialty Retail		608,997
Textiles, Apparel & Luxury Goods – 0.7%
Cherokee, Inc.	37	813
Coach, Inc.*	626	15,675
Columbia Sportswear Co.	110	4,616
CROCS, Inc.*	141	505
Fossil, Inc.*	44	1,242
Hanesbrands, Inc.*	211	4,589
Heelys, Inc.*	348	1,559
Iconix Brand Group, Inc.*	32	419
Jones Apparel Group, Inc.	551	10,199
K-Swiss, Inc. Class A	43	748
Liz Claiborne, Inc.	176	2,892
Maidenform Brands, Inc.*	68	987
Movado Group, Inc.	13	291
Nike, Inc. Class B	740	49,505
Oxford Industries, Inc.	108	2,790
Perry Ellis International, Inc.*	99	1,476
Phillips-Van Heusen Corp.	132	5,004
Polo Ralph Lauren Corp.	161	10,729
Quiksilver, Inc.*	188	1,079
Skechers U.S.A., Inc. Class A*	100	1,683
Steven Madden Ltd.*	64	1,586
Timberland Co. Class A*	101	1,754
Under Armour, Inc. Class A*	22	699
UniFirst Corp.	9	388
VF Corp.	209	16,157
Volcom, Inc.*	53	916
Warnaco Group Inc. (The)*	98	4,438
Wolverine World Wide, Inc.	145	3,837

Total Textiles, Apparel & Luxury Goods		146,576
Thrifts & Mortgage Finance – 0.3%
Astoria Financial Corp.	231	4,789
BankUnited Financial Corp. Class A	571	434
Corus Bankshares, Inc.	670	2,714
Downey Financial Corp.	99	277
First Niagara Financial Group, Inc.	328	5,166
First Place Financial Corp. (OH)	76	977
FirstFed Financial Corp.*	187	1,466
Franklin Bank Corp.*	152	74
Guaranty Financial Group, Inc.*	68	269
Hudson City Bancorp, Inc.	627	11,567
Imperial Capital Bancorp, Inc.	77	668
New York Community Bancorp, Inc.	407	6,833
Ocwen Financial Corp.*	768	6,182
People’s United Financial, Inc.	330	6,352

See Notes to Financial Statements.

WisdomTree Earnings Funds	23

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund

September 30, 2008

Investments	Shares	Value

PMI Group, Inc. (The)	627	$1,850
Provident Financial Services, Inc.	129	2,130
Sovereign Bancorp, Inc.	429	1,695
Tree.com, Inc.*	12	58
United Community Financial Corp. (OH)	189	945
Washington Federal, Inc.	297	5,480

Total Thrifts & Mortgage Finance		59,926
Tobacco – 1.4%
Altria Group, Inc.	3,696	73,328
Philip Morris International, Inc.	3,696	177,777
Reynolds American, Inc.	527	25,623
Universal Corp./VA	87	4,271
UST, Inc.	275	18,299

Total Tobacco		299,298
Trading Companies & Distributors – 0.3%
Applied Industrial Technologies, Inc.	140	3,770
Beacon Roofing Supply, Inc.*	41	640
Fastenal Co.	187	9,236
GATX Corp.	143	5,659
H&E Equipment Services, Inc.*	199	1,922
MSC Industrial Direct Co. Class A	154	7,095
RSC Holdings, Inc.*	419	4,760
Rush Enterprises, Inc. Class A*	174	2,227
United Rentals, Inc.*	433	6,599
W.W. Grainger, Inc.	165	14,350
Watsco, Inc.	35	1,760
WESCO International, Inc.*	227	7,305

Total Trading Companies & Distributors		65,323
Water Utilities – 0.0%
Aqua America, Inc.	229	4,072
Wireless Telecommunication Services – 0.1%
American Tower Corp. Class A*	97	3,489
MetroPCS Communications, Inc.*	218	3,050
NII Holdings, Inc.*	240	9,101
Syniverse Holdings, Inc.*	271	4,501
United States Cellular Corp.*	86	4,035
USA Mobility, Inc.	31	341

Total Wireless Telecommunication Services		24,517
TOTAL COMMON STOCKS (Cost: $27,445,661)		22,033,886
RIGHTS* – 0.0%
Pharmaceuticals – 0.0%
Fresenius Kabi PHARMA-CVR, expiring 1/31/09 (Cost: $0)	173	112
TOTAL LONG-TERM INVESTMENTS (Cost: $27,445,661)		22,033,998

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND – 0.0%
UBS Private Money Market Fund LLC, 3.01% (Cost: $229)(a)	229	$229
TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $27,445,890)(b)		22,034,227
Cash and Other Assets in Excess of Liabilities – 0.5%		118,431

NET ASSETS – 100.0%		$22,152,658
*	Non-income producing security.

(a)	At September 30, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $229.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

24	WisdomTree Earnings Funds

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund

September 30, 2008

Investments	Shares	Value

COMMON STOCKS – 99.4%
Aerospace & Defense – 2.6%
Boeing Co. (The)	6,515	$373,635
General Dynamics Corp.	2,760	203,191
Goodrich Corp.	843	35,069
Honeywell International, Inc.	5,077	210,949
L-3 Communications Holdings, Inc.	861	84,654
Lockheed Martin Corp.	3,561	390,535
Northrop Grumman Corp.	2,405	145,599
Precision Castparts Corp.	758	59,715
Raytheon Co.	3,308	177,011
Rockwell Collins, Inc.	992	47,705
United Technologies Corp.	6,826	409,970

Total Aerospace & Defense		2,138,033
Air Freight & Logistics – 0.9%
C.H. Robinson Worldwide, Inc.	764	38,933
Expeditors International Washington, Inc.	727	25,329
FedEx Corp.	2,708	214,040
United Parcel Service Inc. Class B	7,258	456,456

Total Air Freight & Logistics		734,758
Airlines – 0.2%
AMR Corp.*	5,296	52,007
Southwest Airlines Co.	5,656	82,068

Total Airlines		134,075
Auto Components – 0.2%
BorgWarner, Inc.	701	22,972
Johnson Controls, Inc.	4,595	139,366

Total Auto Components		162,338
Automobiles – 0.1%
Harley-Davidson, Inc.	2,759	102,911
Beverages – 2.3%
Anheuser-Busch Cos., Inc.	5,185	336,403
Brown-Forman Corp. Class B	682	48,974
Coca-Cola Co. (The)	10,794	570,787
Constellation Brands, Inc. Class A*	1,551	33,284
Molson Coors Brewing Co. Class B	1,032	48,246
Pepsi Bottling Group, Inc.	1,994	58,165
PepsiCo, Inc.	10,163	724,317

Total Beverages		1,820,176
Biotechnology – 1.4%
Amgen, Inc.*	8,586	508,891
Biogen Idec, Inc.*	1,328	66,785
Celgene Corp.*	474	29,995
Genentech, Inc.*	5,204	461,491
Genzyme Corp.*	558	45,137

Total Biotechnology		1,112,299
Building Products – 0.1%
Masco Corp.	4,134	74,164
Capital Markets – 3.6%
American Capital Ltd.	2,204	56,224
Ameriprise Financial, Inc.	1,730	66,086

Investments	Shares	Value

Bank of New York Mellon Corp. (The)	5,132	$167,201
BlackRock, Inc.	516	100,362
Charles Schwab Corp. (The)	5,442	141,492
Eaton Vance Corp.	321	11,309
Franklin Resources, Inc.	1,942	171,148
Goldman Sachs Group, Inc.	6,929	886,913
Janus Capital Group, Inc.	630	15,296
Legg Mason, Inc.	1,318	50,163
Merrill Lynch & Co., Inc.	6,868	173,760
Morgan Stanley	20,646	474,858
Northern Trust Corp.	1,313	94,799
SEI Investments Co.	1,127	25,019
State Street Corp.	2,241	127,468
T. Rowe Price Group, Inc.	1,313	70,521
TD Ameritrade Holding Corp.*	14,416	233,539

Total Capital Markets		2,866,158
Chemicals – 1.8%
Air Products & Chemicals, Inc.	1,319	90,338
Celanese Corp. Series A	558	15,574
CF Industries Holdings, Inc.	318	29,084
Dow Chemical Co. (The)	10,281	326,730
E.I. Du Pont de Nemours & Co.	9,034	364,071
Eastman Chemical Co.	520	28,631
Ecolab, Inc.	1,040	50,461
Monsanto Co.	1,192	117,984
Mosaic Co. (The)	950	64,619
PPG Industries, Inc.	1,653	96,403
Praxair, Inc.	1,656	118,801
Rohm & Haas Co.	1,547	108,290
Sigma-Aldrich Corp.	687	36,013

Total Chemicals		1,446,999
Commercial Banks – 4.3%
BB&T Corp.	6,305	238,329
Comerica, Inc.	2,236	73,318
Fifth Third Bancorp	5,606	66,711
Huntington Bancshares, Inc.	3,715	29,683
KeyCorp	6,468	77,228
M&T Bank Corp.	1,261	112,544
Marshall & Ilsley Corp.	3,999	80,580
National City Corp.	6,128	10,724
PNC Financial Services Group, Inc. (The)	3,134	234,110
Regions Financial Corp.	8,995	86,352
SunTrust Banks, Inc.	3,949	177,666
Synovus Financial Corp.	3,321	34,372
U.S. Bancorp	18,456	664,785
Wachovia Corp.	27,916	97,706
Wells Fargo & Co.	37,173	1,395,103
Zions Bancorp.	1,521	58,863

Total Commercial Banks		3,438,074
Commercial Services & Supplies – 0.4%
Avery Dennison Corp.	796	35,406
Cintas Corp.	1,298	37,266
Iron Mountain, Inc.*	560	13,670

Notes to Financial Statements.

WisdomTree Earnings Funds	25

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund

September 30, 2008

Investments	Shares	Value

Pitney Bowes, Inc.	1,964	$65,322
R.R. Donnelley & Sons Co.	926	22,715
Republic Services, Inc.	1,114	33,398
Stericycle, Inc.*	281	16,554
Waste Management, Inc.	4,134	130,179

Total Commercial Services & Supplies		354,510
Communications Equipment – 1.9%
Cisco Systems, Inc.*	35,248	795,195
Corning, Inc.	11,591	181,283
EchoStar Corp. Class A*	513	12,363
Harris Corp.	861	39,778
Juniper Networks, Inc.*	1,167	24,589
Motorola, Inc.	4,697	33,537
Qualcomm, Inc.	10,569	454,150

Total Communications Equipment		1,540,895
Computers & Peripherals – 3.5%
Apple, Inc.*	2,434	276,648
Dell, Inc.*	14,826	244,332
EMC Corp.*	10,409	124,492
Hewlett-Packard Co.	16,686	771,561
International Business Machines Corp.	11,365	1,329,250
NetApp, Inc.*	1,274	23,225
SanDisk Corp.*	273	5,337
Sun Microsystems, Inc.*	3,815	28,994
Western Digital Corp.*	2,236	47,672

Total Computers & Peripherals		2,851,511
Construction & Engineering – 0.1%
Fluor Corp.	650	36,205
Jacobs Engineering Group, Inc.*	394	21,398
KBR, Inc.	678	10,353

Total Construction & Engineering		67,956
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	269	30,123
Vulcan Materials Co.	709	52,820

Total Construction Materials		82,943
Consumer Finance – 1.1%
American Express Co.	10,195	361,209
Capital One Financial Corp.	7,317	373,167
Discover Financial Services	6,698	92,566
SLM Corp.*	3,999	49,348

Total Consumer Finance		876,290
Containers & Packaging – 0.0%
Owens-Illinois, Inc.*	712	20,933
Distributors – 0.1%
Genuine Parts Co.	1,337	53,761
Diversified Consumer Services – 0.1%
Apollo Group, Inc. Class A*	749	44,416
H&R Block, Inc.	2,699	61,402

Total Diversified Consumer Services		105,818
Diversified Financial Services – 7.4%
Bank of America Corp.	58,853	2,059,855

Investments	Shares	Value

CIT Group, Inc.	795	$5,533
Citigroup, Inc.	72,956	1,496,328
CME Group, Inc.	110	40,866
IntercontinentalExchange, Inc.*	153	12,344
JPMorgan Chase & Co.	48,218	2,251,780
Moody’s Corp.	2,592	88,128
NYSE Euronext	792	31,031

Total Diversified Financial Services		5,985,865
Diversified Telecommunication Services – 2.1%
AT&T, Inc.	32,172	898,241
Embarq Corp.	1,792	72,666
Fairpoint Communications, Inc.	319	2,766
Qwest Communications International, Inc.	48,671	157,207
Verizon Communications, Inc.	17,062	547,520
Windstream Corp.	4,488	49,099

Total Diversified Telecommunication Services		1,727,499
Electric Utilities – 2.0%
Allegheny Energy, Inc.	760	27,945
American Electric Power Co., Inc.	2,914	107,905
Duke Energy Corp.	11,247	196,035
Edison International	2,656	105,974
Entergy Corp.	1,361	121,143
Exelon Corp.	5,375	336,583
FirstEnergy Corp.	2,194	146,976
FPL Group, Inc.	2,342	117,803
Pepco Holdings, Inc.	1,357	31,089
PPL Corp.	2,312	85,590
Progress Energy, Inc.	2,031	87,597
Southern Co.	5,608	211,366

Total Electric Utilities		1,576,006
Electrical Equipment – 0.4%
Emerson Electric Co.	4,887	199,340
First Solar, Inc.*	50	9,446
Rockwell Automation, Inc.	1,010	37,713
Roper Industries, Inc.	486	27,683
SunPower Corp. Class A*	6	426
Sunpower Corp. Class B*	153	10,565

Total Electrical Equipment		285,173
Electronic Equipment & Instruments – 0.2%
Agilent Technologies, Inc.*	1,675	49,681
Amphenol Corp. Class A	960	38,534
Avnet, Inc.*	1,554	38,275
Dolby Laboratories, Inc. Class A*	394	13,865
Molex, Inc.	1,000	22,450

Total Electronic Equipment & Instruments		162,805
Energy Equipment & Services – 1.3%
Baker Hughes, Inc.	2,367	143,298
BJ Services Co.	4,155	79,485
Cameron International Corp.*	1,350	52,029
Diamond Offshore Drilling, Inc.	884	91,105
ENSCO International, Inc.	2,156	124,250
Exterran Holdings, Inc.*	44	1,406

Notes to Financial Statements.

26	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund

September 30, 2008

Investments	Shares	Value

FMC Technologies, Inc.*	633	$29,466
Halliburton Co.	8,682	281,211
National Oilwell Varco, Inc.*	2,779	139,589
Pride International, Inc.*	1,554	46,014
Smith International, Inc.	1,119	65,618

Total Energy Equipment & Services		1,053,471
Food & Staples Retailing – 3.7%
Costco Wholesale Corp.	2,051	133,171
CVS/Caremark Corp.	7,258	244,304
Kroger Co. (The)	5,986	164,495
Safeway, Inc.	3,118	73,959
SUPERVALU, Inc.	1,952	42,358
SYSCO Corp.	4,136	127,513
Walgreen Co.	7,222	223,593
Wal-Mart Stores, Inc.	33,012	1,977,090
Whole Foods Market, Inc.	635	12,719

Total Food & Staples Retailing		2,999,202
Food Products – 1.6%
Archer-Daniels-Midland Co.	4,753	104,138
Campbell Soup Co.	2,721	105,031
ConAgra Foods, Inc.	3,688	71,768
General Mills, Inc.	2,443	167,883
H.J. Heinz Co.	2,232	111,533
Hershey Co. (The)	964	38,117
Hormel Foods Corp.	960	34,829
Kellogg Co.	2,789	156,463
Kraft Foods, Inc. Class A	9,390	307,522
McCormick & Co., Inc.	771	29,645
Sara Lee Corp.	2,403	30,350
Tyson Foods, Inc. Class A	2,182	26,053
Wm. Wrigley Jr. Co.	1,286	102,108

Total Food Products		1,285,440
Gas Utilities – 0.1%
Equitable Resources, Inc.	476	17,460
Questar Corp.	1,200	49,104

Total Gas Utilities		66,564
Health Care Equipment & Supplies – 1.5%
Baxter International, Inc.	3,699	242,765
Becton Dickinson & Co.	1,387	111,321
Boston Scientific Corp.*	2,880	35,338
C.R. Bard, Inc.	520	49,332
DENTSPLY International, Inc.	724	27,179
Hologic, Inc.*	352	6,804
Hospira, Inc.*	312	11,918
Intuitive Surgical, Inc.*	45	10,844
Medtronic, Inc.	7,539	377,704
St. Jude Medical, Inc.*	1,900	82,631
Stryker Corp.	1,591	99,119
Varian Medical Systems, Inc.*	604	34,507
Zimmer Holdings, Inc.*	1,419	91,611

Total Health Care Equipment & Supplies		1,181,073

Investments	Shares	Value

Health Care Providers & Services – 1.9%
Aetna, Inc.	4,051	$146,282
AmerisourceBergen Corp.	1,363	51,317
Cardinal Health, Inc.	2,776	136,801
Cigna Corp.	2,715	92,256
Coventry Health Care, Inc.*	1,351	43,975
DaVita, Inc.*	804	45,836
Express Scripts, Inc.*	1,041	76,847
Health Net, Inc.*	451	10,644
Henry Schein, Inc.*	472	25,412
Humana, Inc.*	1,195	49,234
Laboratory Corp. of America Holdings*	798	55,461
McKesson Corp.	1,911	102,831
Medco Health Solutions, Inc.*	2,375	106,875
Quest Diagnostics, Inc.	1,337	69,083
UnitedHealth Group, Inc.	10,232	259,790
WellPoint, Inc.*	4,813	225,104

Total Health Care Providers & Services		1,497,748
Hotels, Restaurants & Leisure – 0.8%
Darden Restaurants, Inc.	1,722	49,301
International Game Technology	1,409	24,207
Interval Leisure Group, Inc.*	302	3,141
Las Vegas Sands Corp.*	211	7,619
Marriott International, Inc. Class A	2,856	74,513
McDonald’s Corp.	3,901	240,691
MGM Mirage*	964	27,474
Penn National Gaming, Inc.*	329	8,742
Starbucks Corp.*	4,074	60,580
Starwood Hotels & Resorts Worldwide, Inc.	1,740	48,964
Wyndham Worldwide Corp	2,032	31,923
Yum! Brands, Inc.	3,167	103,275

Total Hotels, Restaurants & Leisure		680,430
Household Durables – 0.4%
Black & Decker Corp. (The)	791	48,053
Fortune Brands, Inc.	1,430	82,025
Mohawk Industries, Inc.*	769	51,823
Newell Rubbermaid, Inc.	2,364	40,803
Whirlpool Corp.	901	71,440

Total Household Durables		294,144
Household Products – 2.2%
Clorox Co.	995	62,377
Colgate-Palmolive Co.	2,715	204,575
Energizer Holdings, Inc.*	330	26,582
Kimberly-Clark Corp.	3,468	224,865
Procter & Gamble Co.	18,091	1,260,761

Total Household Products		1,779,160
Independent Power Producers & Energy – 0.2%
AES Corp. (The)*	2,439	28,512
Constellation Energy Group, Inc.	1,000	24,300
Dynegy, Inc. Class A*	2,307	8,259
Mirant Corp.*	4,476	81,866
NRG Energy, Inc.*	1,221	30,220

Notes to Financial Statements.

WisdomTree Earnings Funds	27

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund

September 30, 2008

Investments	Shares	Value

Reliant Energy, Inc.*	480	$3,528

Total Independent Power Producers & Energy		176,685
Industrial Conglomerates – 2.7%
3M Co.	4,882	333,489
General Electric Co.	72,002	1,836,051
Textron, Inc.	1,514	44,330

Total Industrial Conglomerates		2,213,870
Insurance – 7.0%
Allstate Corp. (The)	11,479	529,411
American Family Life Assurance Co., Inc.	3,251	190,996
American International Group, Inc.	33,691	112,191
AON Corp.	2,284	102,689
Assurant, Inc.	1,400	77,000
Berkshire Hathaway, Inc. Class B*	355	1,560,226
Chubb Corp.	6,191	339,886
Cincinnati Financial Corp.	1,807	51,391
CNA Financial Corp.	4,038	105,957
Genworth Financial, Inc. Class A	7,053	60,726
Hartford Financial Services Group, Inc. (The)	4,628	189,702
Lincoln National Corp.	3,245	138,918
Loews Corp.	5,523	218,103
Marsh & McLennan Cos., Inc.	2,971	94,359
Metlife, Inc.	8,198	459,088
Nationwide Financial Services, Inc. Class A	1,936	95,503
Principal Financial Group, Inc.	1,761	76,586
Progressive Corp. (The)	9,309	161,977
Prudential Financial, Inc.	3,558	256,176
Torchmark Corp.	1,114	66,617
Transatlantic Holdings, Inc.	840	45,654
Travelers Cos., Inc. (The)	11,106	501,991
Unum Group	4,367	109,612
W.R. Berkley Corp.	3,176	74,795

Total Insurance		5,619,554
Internet & Catalog Retail – 0.1%
Amazon.Com, Inc.*	522	37,982
Expedia, Inc.*	1,276	19,280
HSN Inc.*	302	3,325
Ticketmaster*	302	3,240

Total Internet & Catalog Retail		63,827
Internet Software & Services – 0.5%
Akamai Technologies, Inc.*	312	5,441
eBay, Inc.*	644	14,413
Google, Inc. Class A*	765	306,397
IAC/InterActiveCorp*	749	12,958
Yahoo! Inc.*	3,879	67,107

Total Internet Software & Services		406,316
IT Services – 0.8%
Alliance Data Systems Corp.*	279	17,683
Automatic Data Processing, Inc.	2,760	117,990
Cognizant Technology Solutions Corp. Class A*	1,230	28,081
Computer Sciences Corp.*	960	38,582
DST Systems, Inc.*	405	22,676

Investments	Shares	Value

Fidelity National Information Services, Inc.	1,248	$23,038
Fiserv, Inc.*	1,033	48,882
Lender Processing Services, Inc.	628	19,167
Mastercard, Inc. Class A	466	82,636
Paychex, Inc.	1,837	60,676
Total System Services, Inc.	3,011	49,380
Western Union Co. (The)	4,466	110,176

Total IT Services		618,967
Leisure Equipment & Products – 0.1%
Mattel, Inc.	3,632	65,521
Life Sciences Tools & Services – 0.2%
Covance, Inc.*	244	21,572
Pharmaceutical Product Development, Inc.	517	21,378
Thermo Fisher Scientific, Inc.*	1,272	69,960
Waters Corp.*	410	23,854

Total Life Sciences Tools & Services		136,764
Machinery – 1.9%
AGCO Corp.*	443	18,876
Caterpillar, Inc.	6,614	394,194
Cummins, Inc.	1,672	73,100
Danaher Corp.	1,840	127,696
Deere & Co.	2,678	132,561
Dover Corp.	1,835	74,409
Eaton Corp.	1,435	80,618
Flowserve Corp.	273	24,234
Harsco Corp.	488	18,149
Illinois Tool Works, Inc.	4,488	199,492
ITT Corp.	1,301	72,349
John Bean Technologies Corp.*	133	1,684
Joy Global, Inc.	642	28,980
Manitowoc Co., Inc. (The)	756	11,756
PACCAR, Inc.	3,311	126,447
Parker Hannifin Corp.	1,488	78,864
SPX Corp.	390	30,030
Terex Corp.*	1,198	36,563

Total Machinery		1,530,002
Media – 2.7%
Ascent Media Corp. Class A*	29	710
CBS Corp. Class B	6,508	94,887
Clear Channel Outdoor Holdings, Inc. Class A*	930	12,722
Comcast Corp. Class A	7,576	148,717
DIRECTV Group, Inc. (The)*	7,289	190,753
Discovery Communications Inc. Class A*	298	4,247
Discovery Communications Inc. Class C*	302	4,276
DISH Network Corp. Class A*	2,496	52,416
E.W. Scripps Co. Class A	299	2,114
Gannett Co., Inc.	3,650	61,722
McGraw-Hill Cos., Inc. (The)	2,998	94,767
News Corp. Class A	18,363	220,172
Omnicom Group, Inc.	2,497	96,284
Scripps Networks Interactive, Inc. Class A	1,122	40,740
Time Warner Cable, Inc. Class A*	5,242	126,856
Time Warner, Inc.	28,295	370,947

Notes to Financial Statements.

28	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund

September 30, 2008

Investments	Shares	Value

Viacom, Inc. Class B*	4,594	$114,115
Walt Disney Co. (The)	16,477	505,680
Washington Post Co. (The) Class B	43	23,941

Total Media		2,166,066
Metals & Mining – 1.1%
AK Steel Holding Corp.*	951	24,650
Alcoa, Inc.	8,096	182,808
Allegheny Technologies, Inc.	1,166	34,455
Freeport-McMoRan Copper & Gold, Inc.	3,490	198,406
Newmont Mining Corp.	473	18,333
Nucor Corp.	3,295	130,153
Southern Copper Corp.	9,722	185,496
Steel Dynamics, Inc.	1,935	33,069
United States Steel Corp.	1,441	111,836

Total Metals & Mining		919,206
Multiline Retail – 1.1%
JC Penney Co., Inc.	3,218	107,288
Kohl’s Corp.*	3,311	152,571
Macy’s, Inc.	4,475	80,461
Nordstrom, Inc.	2,519	72,598
Sears Holdings Corp.*	1,642	153,527
Target Corp.	7,346	360,320

Total Multiline Retail		926,765
Multi-Utilities – 1.0%
Ameren Corp.	1,447	56,476
Centerpoint Energy, Inc.	2,193	31,952
Consolidated Edison, Inc.	2,126	91,333
Dominion Resources, Inc.	1,328	56,812
DTE Energy Co.	964	38,676
MDU Resources Group, Inc.	1,433	41,557
NiSource, Inc.	2,351	34,701
PG&E Corp.	2,591	97,033
Public Service Enterprise Group, Inc.	3,637	119,257
SCANA Corp.	921	35,855
Sempra Energy	1,998	100,839
Wisconsin Energy Corp.	880	39,512
Xcel Energy, Inc.	3,158	63,128

Total Multi-Utilities		807,131
Office Electronics – 0.1%
Xerox Corp.	8,288	95,561
Oil, Gas & Consumable Fuels – 13.1%
Anadarko Petroleum Corp.	2,649	128,503
Apache Corp.	2,561	267,061
Arch Coal, Inc.	518	17,037
Chesapeake Energy Corp.	4,906	175,929
Chevron Corp.	23,365	1,927,145
ConocoPhillips	17,428	1,276,601
Consol Energy, Inc.	568	26,066
Denbury Resources, Inc.*	951	18,107
Devon Energy Corp.	3,798	346,378
El Paso Corp.	1,555	19,842
EOG Resources, Inc.	1,397	124,976

Investments	Shares	Value

Exxon Mobil Corp.	54,799	$4,255,690
Hess Corp.	2,320	190,426
Marathon Oil Corp.	9,504	378,924
Murphy Oil Corp.	1,088	69,784
Newfield Exploration Co.*	716	22,905
Noble Energy, Inc.	994	55,256
Occidental Petroleum Corp.	6,581	463,631
Peabody Energy Corp.	598	26,910
Pioneer Natural Resources Co.	487	25,460
Range Resources Corp.	429	18,391
Southwestern Energy Co.*	888	27,120
Spectra Energy Corp.	4,537	107,981
Sunoco, Inc.	1,752	62,336
Tesoro Corp.	2,004	33,046
Valero Energy Corp.	8,884	269,185
Williams Cos., Inc.	2,993	70,784
XTO Energy, Inc.	4,110	191,197

Total Oil, Gas & Consumable Fuels		10,596,671
Paper & Forest Products – 0.1%
International Paper Co.	2,020	52,884
MeadWestvaco Corp.	236	5,501
Weyerhaeuser Co.	283	17,144

Total Paper & Forest Products		75,529
Personal Products – 0.2%
Avon Products, Inc.	2,028	84,304
Estee Lauder Cos., Inc. (The) Class A	1,271	63,436

Total Personal Products		147,740
Pharmaceuticals – 4.9%
Abbott Laboratories	4,478	257,843
Allergan, Inc.	960	49,440
Barr Pharmaceuticals, Inc.*	484	31,605
Bristol-Myers Squibb Co.	10,921	227,703
Eli Lilly & Co.	6,559	288,793
Forest Laboratories, Inc.*	1,755	49,631
Johnson & Johnson	19,702	1,364,954
Merck & Co., Inc.	13,069	412,458
Pfizer, Inc.	37,318	688,144
Schering-Plough Corp.	8,745	161,520
Wyeth	12,324	455,249

Total Pharmaceuticals		3,987,340
Professional Services – 0.1%
Dun & Bradstreet Corp.	399	37,650
Equifax, Inc.	917	31,591
Manpower, Inc.	1,000	43,159

Total Professional Services		112,400
Real Estate Investment Trusts – 0.8%
AMB Property Corp.	582	26,365
AvalonBay Communities, Inc.	244	24,014
Boston Properties, Inc.	1,435	134,403
Developers Diversified Realty Corp.	667	21,137
General Growth Properties, Inc.	1,005	15,176
HCP Inc.	479	19,222

Notes to Financial Statements.

WisdomTree Earnings Funds	29

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund

September 30, 2008

Investments	Shares	Value

Host Hotels & Resorts, Inc.	3,109	$41,319
Kimco Realty Corp.	1,209	44,660
Macerich Co. (The)	114	7,256
Plum Creek Timber Co., Inc.	591	29,467
Prologis	2,393	98,759
Public Storage, Inc.	35	3,465
Simon Property Group, Inc.	751	72,847
SL Green Realty Corp.	230	14,904
Ventas, Inc.	452	22,338
Vornado Realty Trust	684	62,210

Total Real Estate Investment Trusts		637,542
Real Estate Management & Development – 0.0%
CB Richard Ellis Group, Inc. Class A*	2,310	30,885
Road & Rail – 1.2%
Burlington Northern Santa Fe Corp.	2,892	267,307
CSX Corp.	3,455	188,539
Hertz Global Holdings, Inc.*	1,801	13,634
Norfolk Southern Corp.	3,590	237,694
Union Pacific Corp.	3,655	260,090

Total Road & Rail		967,264
Semiconductors & Semiconductor Equipment – 1.6%
Altera Corp.	2,123	43,904
Analog Devices, Inc.	2,114	55,704
Applied Materials, Inc.	12,517	189,382
Broadcom Corp. Class A*	804	14,979
Cypress Semiconductor Corp.*	558	2,913
Intel Corp.	27,281	510,972
KLA-Tencor Corp.	1,277	40,417
Lam Research Corp.*	951	29,947
Linear Technology Corp.	1,594	48,872
MEMC Electronic Materials, Inc.*	840	23,738
Microchip Technology, Inc.	1,363	40,113
National Semiconductor Corp.	1,872	32,217
Nvidia Corp.*	2,635	28,221
Texas Instruments, Inc.	9,925	213,388
Xilinx, Inc.	2,038	47,791

Total Semiconductors & Semiconductor Equipment		1,322,558
Software – 2.8%
Activision Bizzard, Inc.*	1,456	22,466
Adobe Systems, Inc.*	1,953	77,085
Autodesk, Inc.*	808	27,108
BMC Software, Inc.*	887	25,395
CA, Inc.	1,474	29,421
Citrix Systems, Inc.*	678	17,126
Intuit, Inc.*	1,821	57,562
McAfee, Inc.*	671	22,787
Microsoft Corp.	51,603	1,377,285
Oracle Corp.*	27,062	549,629
Salesforce.com Inc.*	11	532
Symantec Corp.*	2,397	46,933

Total Software		2,253,329
Specialty Retail – 2.3%
Abercrombie & Fitch Co. Class A	681	26,865

Investments	Shares	Value

American Eagle Outfitters, Inc.	2,442	$37,241
Autozone, Inc.*	611	75,361
Bed Bath & Beyond, Inc.*	2,579	81,006
Best Buy Co., Inc.	3,330	124,875
Carmax, Inc.*	1,366	19,124
GameStop Corp. Class A*	399	13,650
Gap, Inc. (The)	4,516	80,294
Home Depot, Inc.	21,733	562,666
Lowe’s Cos., Inc.	17,298	409,790
Ltd. Brands, Inc.	5,484	94,983
Sherwin-Williams Co. (The)	1,297	74,137
Staples, Inc.	5,815	130,838
Tiffany & Co.	840	29,837
TJX Cos., Inc.	3,240	98,885

Total Specialty Retail		1,859,552
Textiles, Apparel & Luxury Goods – 0.5%
Coach, Inc.*	2,828	70,813
Nike, Inc. Class B	3,315	221,774
Polo Ralph Lauren Corp.	803	53,512
VF Corp.	998	77,155

Total Textiles, Apparel & Luxury Goods		423,254
Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.	2,628	48,486
New York Community Bancorp, Inc.	1,951	32,757
People’s United Financial, Inc.	1,195	23,004
Sovereign Bancorp, Inc.	1,125	4,444
Tree.com Inc.*	47	227

Total Thrifts & Mortgage Finance		108,918
Tobacco – 1.6%
Altria Group, Inc.	15,218	301,925
Philip Morris International, Inc.	16,195	778,979
Reynolds American, Inc.	2,319	112,750
UST, Inc.	1,064	70,799

Total Tobacco		1,264,453
Trading Companies & Distributors – 0.1%
Fastenal Co.	720	35,561
W.W. Grainger, Inc.	600	52,182

Total Trading Companies & Distributors		87,743
Wireless Telecommunication Services – 0.1%
American Tower Corp. Class A*	318	11,438
MetroPCS Communications, Inc.*	756	10,576
NII Holdings, Inc.*	1,004	38,072
United Cellular Corp.*	314	14,733

Total Wireless Telecommunication Services		74,819
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $96,516,259)(a)		80,255,414
Cash and Other Assets in Excess of Liabilities – 0.6%		481,066

NET ASSETS – 100.0%		$80,736,480
*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

Notes to Financial Statements.

30	WisdomTree Earnings Funds

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund

September 30, 2008

Investments	Shares	Value

COMMON STOCKS – 99.7%
Aerospace & Defense – 1.5%
AAR Corp.*	600	$9,954
Alliant Techsystems, Inc.*	631	59,276
BE Aerospace, Inc.*	841	13,313
Ceradyne, Inc.*	1,046	38,346
Curtiss-Wright Corp.	623	28,315
DRS Technologies, Inc.	788	60,480
DynCorp International, Inc. Class A*	869	14,564
Esterline Technologies Corp.*	579	22,923
HEICO Corp.	269	8,829
Hexcel Corp.*	821	11,239
Moog, Inc. Class A*	796	34,132
Orbital Sciences Corp.*	687	16,467
Spirit Aerosystems Holdings, Inc. Class A*	1,539	24,732
Teledyne Technologies, Inc.*	572	32,696
TransDigm Group, Inc.*	580	19,853
Triumph Group, Inc.	267	12,205

Total Aerospace & Defense		407,324
Airlines – 1.1%
Continental Airlines, Inc. Class B*	7,891	131,623
JetBlue Airways Corp.*	1,434	7,098
Skywest, Inc.	1,955	31,241
UAL Corp.*	7,632	67,085
US Airways Group, Inc.*	12,075	72,812

Total Airlines		309,859
Auto Components – 0.5%
Autoliv, Inc.	2,210	74,587
Gentex Corp.	2,556	36,551
Lear Corp.*	484	5,082
Tenneco, Inc.*	1,295	13,766
TRW Automotive Holdings Corp.*	162	2,577

Total Auto Components		132,563
Automobiles – 0.1%
Thor Industries, Inc.	1,338	33,209
Beverages – 0.3%
Central European Distribution Corp.*	431	19,572
Hansen Natural Corp.*	977	29,554
PepsiAmericas, Inc.	2,009	41,626

Total Beverages		90,752
Biotechnology – 0.4%
Alkermes, Inc.*	543	7,222
Cubist Pharmaceuticals, Inc.*	749	16,650
ImClone Systems, Inc.*	908	56,695
United Therapeutics Corp.*	256	26,924

Total Biotechnology		107,491
Building Products – 0.6%
Lennox International, Inc.	1,728	57,491
Quanex Building Products Corp.	931	14,188
Simpson Manufacturing Co., Inc.	1,145	31,018
USG Corp.*	2,235	57,216

Total Building Products		159,913

Investments	Shares	Value

Capital Markets – 2.6%
Affiliated Managers Group, Inc.*	485	$40,182
Allied Capital Corp.	2,539	27,421
Apollo Investment Corp.	3,101	52,872
Cohen & Steers, Inc.	901	25,525
E*Trade Financial Corp.*	40,314	112,880
FCStone Group, Inc.*	210	3,778
Federated Investors, Inc. Class B	1,865	53,805
Fortress Investment Group LLC, Class A	5,493	57,677
GAMCO Investors Inc. Class A	372	22,060
GFI Group, Inc.*	1,196	5,633
Greenhill & Co., Inc.	535	39,456
Investment Technology Group, Inc.*	789	24,009
Jefferies Group, Inc.	3,399	76,138
Knight Capital Group, Inc. Class A*	2,762	41,043
optionsXpress Holdings, Inc.	1,027	19,944
Raymond James Financial, Inc.	2,669	88,024
Waddell & Reed Financial, Inc. Class A	1,235	30,566

Total Capital Markets		721,013
Chemicals – 3.6%
Airgas, Inc.	1,278	63,452
Albemarle Corp.	1,965	60,601
Ashland, Inc.	1,448	42,340
Cabot Corp.	1,391	44,206
Cytec Industries, Inc.	1,013	39,416
FMC Corp.	984	50,568
H.B. Fuller Co.	1,479	30,867
Hercules, Inc.	7,013	138,786
International Flavors & Fragrances, Inc.	1,785	70,435
Lubrizol Corp.	1,425	61,475
Nalco Holding Co.	2,105	39,027
Olin Corp.	1,080	20,952
OM Group, Inc.*	323	7,268
Rockwood Holdings, Inc.*	920	23,607
RPM International, Inc.	3,793	73,356
Scotts Miracle-Gro Co. (The) Class A	1,128	26,666
Sensient Technologies Corp.	966	27,174
Terra Industries, Inc.	1,283	37,720
Valhi, Inc.	644	11,592
Valspar Corp. (The)	2,468	55,012
W.R. Grace & Co.*	822	12,429
Westlake Chemical Corp.	2,036	42,817

Total Chemicals		979,766
Commercial Banks – 6.2%
Associated Banc-Corp	3,883	77,466
BancorpSouth, Inc.	1,979	55,669
Bank of Hawaii Corp.	1,360	72,692
BOK Financial Corp.	1,525	73,825
Cathay General Bancorp	1,639	39,008
City National Corp.	1,441	78,246
Colonial BancGroup, Inc. (The)	6,066	47,679
Commerce Bancshares, Inc.	1,785	82,825
Cullen/Frost Bankers, Inc.	1,492	89,521

See Notes to Financial Statements.

WisdomTree Earnings Funds	31

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund

September 30, 2008

Investments	Shares	Value

East West Bancorp, Inc.	2,272	$31,126
First Citizens BancShares, Inc. Class A	274	49,046
First Horizon National Corp.	3,246	30,383
First Midwest Bancorp, Inc.	1,324	32,094
FirstMerit Corp.	1,701	35,721
Fulton Financial Corp.	5,466	59,634
Hancock Holding Co.	688	35,088
International Bancshares Corp.	1,941	52,407
Investors Bancorp, Inc.*	507	7,630
MB Financial, Inc.	733	24,240
PacWest Bancorp	818	23,387
Popular, Inc.	9,543	79,111
Prosperity Bancshares, Inc.	972	33,038
South Financial Group, Inc. (The)	1,899	13,920
Susquehanna Bancshares, Inc.	1,430	27,914
SVB Financial Group*	960	55,603
TCF Financial Corp.	4,834	87,013
Trustmark Corp.	1,682	34,885
UCBH Holdings, Inc.	2,701	17,313
UMB Financial Corp.	695	36,501
United Bankshares, Inc.	1,150	40,250
Valley National Bancorp	3,093	64,829
Webster Financial Corp.	1,577	39,819
Westamerica Bancorp	700	40,271
Whitney Holding Corp.	2,153	52,210
Wilmington Trust Corp.	2,393	68,990

Total Commercial Banks		1,689,354
Commercial Services & Supplies – 2.0%
Allied Waste Industries, Inc.*	5,236	58,171
Brink’s Co. (The)	810	49,426
Copart, Inc.*	1,252	47,576
Corrections Corp. of America*	1,370	34,045
Covanta Holding Corp.*	799	19,128
Deluxe Corp.	1,709	24,593
Geo Group, Inc. (The)*	504	10,186
Herman Miller, Inc.	1,702	41,648
HNI Corp.	1,105	28,001
IKON Office Solutions, Inc.	3,392	57,698
Mine Safety Appliances Co.	448	17,078
Rollins, Inc.	1,440	27,331
Steelcase, Inc. Class A	2,982	32,057
Tetra Tech, Inc.*	720	17,323
United Stationers, Inc.*	949	45,391
Waste Connections, Inc.*	1,068	36,632

Total Commercial Services & Supplies		546,284
Communications Equipment – 1.2%
ADC Telecommunications, Inc.*	2,816	23,795
Adtran, Inc.	1,187	23,135
Arris Group, Inc.*	5,015	38,766
Avocent Corp.*	714	14,608
Brocade Communications Systems, Inc.*	2,919	16,989
Ciena Corp.*	588	5,927
CommScope, Inc.*	1,530	52,999

Investments	Shares	Value

Comtech Telecommunications Corp.*	456	$22,453
Emulex Corp.*	613	6,541
F5 Networks, Inc.*	1,013	23,684
Foundry Networks, Inc.*	1,649	30,028
Netgear, Inc.*	483	7,245
Plantronics, Inc.	741	16,687
Polycom, Inc.*	1,012	23,408
Riverbed Technology, Inc.*	103	1,290
Sonus Networks, Inc.*	1,932	5,564
Starent Networks Corp.*	114	1,475
Tellabs, Inc.*	4,471	18,152

Total Communications Equipment		332,746
Computers & Peripherals – 1.0%
Diebold, Inc.	743	24,601
Electronics For Imaging*	318	4,430
Intermec, Inc.*	255	5,008
Lexmark International, Inc. Class A*	3,082	100,381
NCR Corp.*	4,009	88,398
QLogic Corp.*	2,626	40,335
Synaptics, Inc.*	429	12,964

Total Computers & Peripherals		276,117
Construction & Engineering – 0.8%
Aecom Technology Corp.*	1,216	29,719
Dycom Industries, Inc.*	420	5,468
EMCOR Group, Inc.*	1,579	41,559
Granite Construction Inc.	1,042	37,324
Perini Corp.*	702	18,105
Quanta Services, Inc.*	1,685	45,512
URS Corp.*	907	33,260

Total Construction & Engineering		210,947
Construction Materials – 0.2%
Eagle Materials, Inc.	1,443	32,280
Texas Industries, Inc.	362	14,791

Total Construction Materials		47,071
Consumer Finance – 0.7%
AmeriCredit Corp.*	10,184	103,164
First Marblehead Corp. (The)	12,310	30,652
Student Loan Corp. (The)	634	58,962

Total Consumer Finance		192,778
Containers & Packaging – 2.7%
AptarGroup, Inc.	1,147	44,859
Ball Corp.	2,209	87,233
Bemis Co. Inc.	2,538	66,521
Crown Holdings, Inc.*	4,552	101,100
Greif, Inc. Class A	741	48,624
Packaging Corp. of America	2,102	48,724
Pactiv Corp. *	2,717	67,463
Sealed Air Corp.	5,435	119,517
Silgan Holdings, Inc.	803	41,025
Sonoco Products Co.	2,339	69,422
Temple-Inland, Inc.	2,970	45,322

Total Containers & Packaging		739,810

See Notes to Financial Statements.

32	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund

September 30, 2008

Investments	Shares	Value

Distributors – 0.1%
LKQ Corp.*	1,005	$17,055
Diversified Consumer Services – 1.1%
Capella Education Co.*	99	4,243
Career Education Corp.*	1,389	22,710
Corinthian Colleges, Inc.*	404	6,060
DeVry, Inc.	391	19,370
Hillenbrand, Inc.	1,213	24,454
ITT Educational Services, Inc.*	535	43,287
Matthews International Corp. Class A	473	24,000
Regis Corp.	1,293	35,558
Service Corp International	2,088	17,456
Sotheby’s	1,462	29,328
Strayer Education, Inc.	120	24,031
Weight Watchers International, Inc.	1,586	58,047

Total Diversified Consumer Services		308,544
Diversified Financial Services – 0.2%
Nasdaq Stock Market, Inc. (The)*	1,543	47,170
PHH Corp.*	135	1,794

Total Diversified Financial Services		48,964
Diversified Telecommunication Services – 0.7%
Cbeyond, Inc.*	114	1,640
CenturyTel, Inc.	3,030	111,050
Cincinnati Bell, Inc.*	6,670	20,610
Frontier Communications Corp.	5,177	59,536

Total Diversified Telecommunication Services		192,836
Electric Utilities – 2.0%
ALLETE, Inc.	791	35,200
Cleco Corp.	1,864	47,066
DPL, Inc.	1,746	43,301
EL Paso Electric Co.*	980	20,580
Great Plains Energy, Inc.	2,666	59,239
Hawaiian Electric Industries, Inc.	793	23,084
IDACORP, Inc.	881	25,628
ITC Holdings Corp.	359	18,585
Northeast Utilities	2,449	62,817
Pinnacle West Capital Corp.	2,481	85,371
Portland General Electric Co.	2,051	48,527
Sierra Pacific Resources	3,957	37,908
Westar Energy, Inc.	2,357	54,305

Total Electric Utilities		561,611
Electrical Equipment – 1.6%
Acuity Brands, Inc.	1,244	51,949
AMETEK, Inc.	1,640	66,863
Baldor Electric Co.	859	24,748
Belden, Inc.	859	27,308
Brady Corp. Class A	1,105	38,984
General Cable Corp.*	970	34,561
GrafTech International Ltd.*	2,241	33,862
Hubbell, Inc. Class B	1,292	45,285
Regal-Beloit Corp.	935	39,756
Thomas & Betts Corp.*	1,459	57,003

Investments	Shares	Value

Woodward Governor Co.	820	$28,921

Total Electrical Equipment		449,240
Electronic Equipment & Instruments – 2.2%
Anixter International, Inc.*	1,338	79,623
Arrow Electronics, Inc.*	3,928	102,991
AVX Corp.	4,015	40,913
Benchmark Electronics, Inc.*	1,958	27,569
Brightpoint, Inc.*	899	6,473
Flir Systems, Inc.*	1,654	63,547
Ingram Micro, Inc. Class A*	4,853	77,988
Jabil Circuit, Inc.	1,521	14,510
Mettler-Toledo International, Inc.*	490	48,020
National Instruments Corp.	873	26,234
Plexus Corp.*	906	18,754
Rofin-Sinar Technologies, Inc.*	555	16,989
Tech Data Corp.*	699	20,865
Trimble Navigation Ltd.*	1,196	30,929
Vishay Intertechnology, Inc.*	5,143	34,047

Total Electronic Equipment & Instruments		609,452
Energy Equipment & Services – 4.7%
Atwood Oceanics, Inc.*	774	28,174
Bristow Group, Inc.*	486	16,446
Complete Production Services, Inc.*	3,424	68,925
Dresser-Rand Group, Inc.*	879	27,662
Dril-Quip, Inc.*	638	27,683
Global Industries Ltd.*	2,784	19,321
Helix Energy Solutions Group, Inc.*	1,738	42,199
Helmerich & Payne, Inc.	3,601	155,527
Hercules Offshore, Inc.*	2,010	30,472
IHS Inc. Class A*	360	17,150
ION Geophysical Corp.*	776	11,011
Key Energy Group, Inc.*	3,541	41,076
Oceaneering International, Inc.*	844	45,002
Oil States International, Inc.*	2,148	75,932
Patterson-UTI Energy, Inc.	9,108	182,342
Rowan Cos., Inc.	3,780	115,479
SEACOR Holdings, Inc.*	693	54,712
Superior Energy Services, Inc.*	2,806	87,379
Tetra Technologies, Inc.*	1,507	20,872
Tidewater, Inc.	2,086	115,481
Unit Corp.*	2,255	112,344

Total Energy Equipment & Services		1,295,189
Food & Staples Retailing – 0.6%
BJ’s Wholesale Club, Inc.*	907	35,246
Casey’s General Stores, Inc.	929	28,028
Great Atlantic & Pacific Tea Co., Inc.*	330	3,571
Longs Drug Stores Corp.	641	48,484
Ruddick Corp.	810	26,285
United Natural Foods, Inc.*	626	15,644

Total Food & Staples Retailing		157,258
Food Products – 1.3%
Corn Products International, Inc.	1,750	56,490

See Notes to Financial Statements.

WisdomTree Earnings Funds	33

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund

September 30, 2008

Investments	Shares	Value

Dean Foods Co.*	2,326	$54,335
Del Monte Foods Co.	3,775	29,445
Flowers Foods, Inc.	1,243	36,494
Hain Celestial Group, Inc.*	515	14,178
J.M. Smucker Co. (The)	1,182	59,916
Lancaster Colony Corp.	616	23,199
Pilgrim’s Pride Corp.	630	1,569
Ralcorp Holdings, Inc.*	208	14,021
Smithfield Foods, Inc.*	2,469	39,208
Synutra International, Inc.*	204	4,107
Tootsie Roll Industries, Inc.	822	23,764

Total Food Products		356,726
Gas Utilities – 2.3%
AGL Resources, Inc.	1,863	58,461
Atmos Energy Corp.	2,358	62,770
Energen Corp.	1,641	74,304
National Fuel Gas Co.	1,683	70,989
New Jersey Resources Corp.	964	34,598
Nicor, Inc.	1,063	47,144
Northwest Natural Gas Co.	554	28,808
ONEOK, Inc.	2,192	75,405
Piedmont Natural Gas Co., Inc.	1,425	45,543
Southwest Gas Corp.	1,068	32,318
UGI Corp.	2,566	66,151
WGL Holdings, Inc.	1,097	35,598

Total Gas Utilities		632,089
Health Care Equipment & Supplies – 1.7%
Align Technology, Inc.*	348	3,769
Arthrocare Corp.*	310	8,593
Beckman Coulter, Inc.	1,147	81,426
Cooper Cos., Inc. (The)	268	9,316
Edwards Lifesciences Corp.*	839	48,461
Gen-Probe, Inc.*	389	20,636
Haemonetics Corp.*	340	20,985
Hill-Rom Holdings, Inc.	1,213	36,766
IDEXX Laboratories, Inc.*	543	29,756
Immucor, Inc.*	688	21,988
Kinetic Concepts, Inc.*	1,473	42,113
Mentor Corp.	586	13,982
Meridian Bioscience, Inc.	260	7,550
Resmed, Inc.*	498	21,414
Sirona Dental Systems, Inc.*	43	1,001
STERIS Corp.	1,032	38,783
Teleflex, Inc.	404	25,650
West Pharmaceutical Services, Inc.	748	36,517

Total Health Care Equipment & Supplies		468,706
Health Care Providers & Services – 2.6%
AMERIGROUP Corp.*	1,158	29,228
Chemed Corp.	389	15,972
Community Health Systems, Inc.*	1,811	53,080
Health Management Associates, Inc. Class A*	2,640	10,982
Healthsouth Corp.*	1,771	32,640

Investments	Shares	Value

Healthways, Inc.*	268	$4,323
LifePoint Hospitals, Inc.*	1,575	50,621
Lincare Holdings, Inc.*	2,306	69,388
Magellan Health Services, Inc.*	654	26,853
Omnicare, Inc.	3,465	99,687
Owens & Minor, Inc.	526	25,511
Patterson Cos., Inc.*	2,325	70,703
Pediatrix Medical Group, Inc.*	730	39,362
PSS World Medical, Inc.*	892	17,394
Psychiatric Solutions, Inc.*	853	32,371
Universal American Corp. *	935	11,398
Universal Health Services, Inc. Class B	559	31,321
VCA Antech, Inc.*	908	26,759
WellCare Health Plans, Inc.*	1,728	62,208

Total Health Care Providers & Services		709,801
Health Care Technology – 0.6%
Cerner Corp.*	793	35,400
Eclipsys Corp.*	324	6,788
HLTH Corp.*	4,513	51,584
IMS Health, Inc.	4,221	79,818

Total Health Care Technology		173,590
Hotels, Restaurants & Leisure – 1.4%
Ameristar Casinos, Inc.	964	13,679
Bally Technologies, Inc.*	183	5,541
Boyd Gaming Corp.	1,092	10,221
Brinker International, Inc.	3,700	66,193
Burger King Holdings, Inc.	2,185	53,664
Cheesecake Factory (The)*	1,179	17,237
Chipotle Mexican Grill, Inc. Class A*	168	9,322
Choice Hotels International, Inc.	1,088	29,485
International Speedway Corp. Class A	614	23,891
Jack in the Box, Inc.*	1,739	36,693
Life Time Fitness, Inc.*	442	13,821
Panera Bread Co. Class A*	437	22,243
Pinnacle Entertainment, Inc.*	176	1,331
Scientific Games Corp. Class A*	646	14,871
Sonic Corp.*	902	13,142
Speedway Motorsports, Inc.	921	17,941
Vail Resorts, Inc.*	445	15,553
WMS Industries, Inc.*	555	16,966

Total Hotels, Restaurants & Leisure		381,794
Household Durables – 2.6%
American Greetings Corp. Class A	1,171	17,905
Harman International Industries, Inc.	1,403	47,800
Jarden Corp.*	1,031	24,177
Leggett & Platt, Inc.	4,726	102,980
NVR, Inc.*	273	156,155
Sealy Corp.	2,382	15,388
Snap-On, Inc.	1,331	70,090
Stanley Works (The)	2,486	103,766
Tempur-Pedic International, Inc.	1,634	19,216
Toll Brothers, Inc.*	5,217	131,625

See Notes to Financial Statements.

34	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund

September 30, 2008

Investments	Shares	Value

Tupperware Brands Corp.	980	$27,077

Total Household Durables		716,179
Household Products – 0.2%
Church & Dwight Co., Inc.	1,015	63,021
Independent Power Producers & Energy – 0.0%
Ormat Technologies, Inc.	122	4,432
Industrial Conglomerates – 0.5%
Carlisle Cos., Inc.	1,984	59,461
Seaboard Corp.	53	66,620

Total Industrial Conglomerates		126,081
Insurance – 8.2%
Alleghany Corp.*	218	79,570
AMBAC Financial Group, Inc.	2,772	6,459
American Financial Group, Inc.	5,011	147,825
American National Insurance Co.	825	71,222
Arthur J. Gallagher & Co.	2,160	55,426
Brown & Brown, Inc.	2,870	62,049
Delphi Financial Group, Inc. Class A	1,587	44,499
Erie Indemnity Co. Class A	1,515	64,039
Fidelity National Financial, Inc. Class A	6,058	89,053
First American Corp.	1,498	44,191
Hanover Insurance Group, Inc. (The)	1,851	84,258
HCC Insurance Holdings, Inc.	4,651	125,577
Hilb Rogal & Hobbs Co.	714	33,372
Markel Corp.*	280	98,420
MBIA, Inc.	6,766	80,515
Mercury General Corp.	1,695	92,801
National Financial Partners Corp.	402	6,030
Odyssey Re Holdings Corp.	2,907	127,327
Old Republic International Corp.	8,314	106,004
Philadelphia Consolidated Holding Co.*	2,841	166,397
Phoenix Cos., Inc. (The)	4,222	39,011
ProAssurance Corp.*	986	55,216
Protective Life Corp.	2,349	66,970
Reinsurance Group of America, Inc. Class A	2,237	120,798
RLI Corp.	1,061	65,877
Selective Insurance Group, Inc.	1,964	45,015
StanCorp Financial Group, Inc.	1,535	79,820
State Auto Financial Corp.	1,435	41,715
Unitrin, Inc.	1,705	42,523
Wesco Financial Corp.	82	29,274
Zenith National Insurance Corp.	2,187	80,132

Total Insurance		2,251,385
Internet & Catalog Retail – 0.2%
Blue Nile, Inc.*	72	3,087
NetFlix, Inc.*	881	27,205
priceline.com, Inc.*	518	35,447

Total Internet & Catalog Retail		65,739
Internet Software & Services – 0.4%
DealerTrack Holdings, Inc.*	211	3,553
Digital River, Inc.*	682	22,097

Investments	Shares	Value

Equinix, Inc.*	6	$417
GSI Commerce, Inc.*	915	14,164
j2 Global Communications, Inc.*	993	23,187
SAVVIS, Inc.*	539	7,244
Sohu.com, Inc.*	156	8,697
ValueClick, Inc.*	1,132	11,580
WebMD Health Corp. Class A*	217	6,454

Total Internet Software & Services		97,393
IT Services – 2.1%
Affiliated Computer Services, Inc. Class A*	2,060	104,298
CACI International, Inc. Class A*	598	29,960
Convergys Corp.*	3,465	51,213
Euronet Worldwide, Inc.*	519	8,683
Gartner, Inc.*	1,141	25,878
Global Payments, Inc.	1,169	52,441
Heartland Payment Systems, Inc.	467	11,937
Mantech International Corp.*	548	32,491
NeuStar, Inc. Class A*	1,186	23,590
Perot Systems Corp. Class A*	2,727	47,313
SAIC, Inc.*	6,131	124,029
SRA International, Inc. Class A*	820	18,557
Syntel, Inc.	576	14,112
TeleTech Holdings, Inc.*	1,021	12,701
VeriFone Holdings, Inc.*	418	6,914
Wright Express Corp.*	800	23,880

Total IT Services		587,997
Leisure Equipment & Products – 0.8%
Brunswick Corp.	2,143	27,409
Callaway Golf Co.	1,230	17,306
Hasbro, Inc.	4,162	144,505
Polaris Industries, Inc.	820	37,302

Total Leisure Equipment & Products		226,522
Life Sciences Tools & Services – 1.0%
Affymetrix, Inc.*	145	1,122
Bio-Rad Laboratories, Inc. Class A*	320	31,718
Charles River Laboratories International, Inc.*	832	46,201
Dionex Corp.*	190	12,075
Invitrogen Corp.*	795	30,051
Millipore Corp.*	533	36,670
Parexel International Corp.*	672	19,260
PerkinElmer, Inc.	1,472	36,756
TECHNE Corp.*	477	34,401
Varian, Inc.*	318	13,642

Total Life Sciences Tools & Services		261,896
Machinery – 3.9%
Actuant Corp. Class A	1,160	29,278
Albany International Corp. Class A	195	5,329
Barnes Group, Inc.	1,110	22,444
Briggs & Stratton Corp.	79	1,278
Bucyrus International, Inc.	685	30,606
Clarcor, Inc.	893	33,889
Donaldson Co., Inc.	1,176	49,286

See Notes to Financial Statements.

WisdomTree Earnings Funds	35

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund

September 30, 2008

Investments	Shares	Value

Gardner Denver, Inc.*	1,871	$64,961
Graco, Inc.	1,404	49,996
IDEX Corp.	1,532	47,523
Kaydon Corp.	498	22,440
Kennametal, Inc.	1,759	47,704
Lincoln Electric Holdings, Inc.	990	63,667
Middleby Corp.*	219	11,894
Mueller Water Products, Inc. Class A	1,800	16,164
Nordson Corp.	611	30,006
Oshkosh Corp.	1,964	25,846
Pall Corp.	1,932	66,441
Pentair, Inc.	2,174	75,155
Robbins & Myers, Inc.	488	15,094
Sauer-Danfoss, Inc.	672	16,592
Timken Co. (The)	3,031	85,930
Toro Co. (The)	875	36,138
Trinity Industries, Inc.	3,719	95,691
Valmont Industries, Inc.	357	29,520
Wabtec Corp.	1,144	58,607
Watts Water Technologies, Inc. Class A	958	26,201

Total Machinery		1,057,680
Marine – 0.2%
Alexander & Baldwin, Inc.	698	30,733
Kirby Corp.*	826	31,338

Total Marine		62,071
Media – 2.0%
AH Belo Corp. Class A	514	2,652
Belo Corp. Class A	2,658	15,842
Cinemark Holdings, Inc.	2,566	34,898
Cox Radio, Inc. Class A*	2,229	23,538
DreamWorks Animation SKG, Inc. Class A*	1,395	43,873
Harte-Hanks, Inc.	2,015	20,896
Hearst-Argyle Television, Inc.	1,425	31,820
Idearc, Inc.	9,093	11,366
Interactive Data Corp.	1,352	34,097
Interpublic Group of Cos., Inc.*	1,091	8,455
John Wiley & Sons, Inc. Class A	998	40,369
Marvel Entertainment, Inc.*	1,575	53,771
Meredith Corp.	1,102	30,900
Morningstar, Inc.*	290	16,086
New York Times Co. (The) Class A	3,197	45,685
R.H. Donnelley Corp.*	100	199
Regal Entertainment Group Class A	7,048	111,218
Scholastic Corp.*	1,047	26,887

Total Media		552,552
Metals & Mining – 1.7%
AMCOL International Corp.	643	20,100
Carpenter Technology Corp.	1,070	27,446
Cleveland-Cliffs, Inc.	1,759	93,121
Coeur d’Alene Mines Corp.*	4,553	6,966
Commercial Metals Co.	4,211	71,124
Compass Minerals International, Inc.	520	27,243

Investments	Shares	Value

Hecla Mining Co.*	799	$3,739
Reliance Steel & Aluminum Co.	2,684	101,912
RTI International Metals, Inc.*	487	9,526
Schnitzer Steel Industries, Inc. Class A	710	27,860
Titanium Metals Corp.*	3,651	41,402
Worthington Industries, Inc.	1,563	23,351

Total Metals & Mining		453,790
Multiline Retail – 1.2%
Big Lots, Inc.*	3,189	88,750
Dillard’s, Inc. Class A	3,320	39,176
Dollar Tree Stores, Inc.*	2,778	101,008
Family Dollar Stores, Inc.	4,560	108,072
Saks, Inc.*	444	4,107

Total Multiline Retail		341,113
Multi-Utilities – 1.9%
Alliant Energy Corp.	2,090	67,319
Avista Corp.	739	16,044
Black Hills Corp.	794	24,670
Integrys Energy Group, Inc.	818	40,851
NSTAR	2,273	76,146
OGE Energy Corp.	2,509	77,477
PNM Resources, Inc.	1,472	15,073
Puget Energy, Inc.	2,295	61,277
TECO Energy, Inc.	5,593	87,977
Vectren Corp.	1,606	44,727

Total Multi-Utilities		511,561
Office Electronics – 0.1%
Zebra Technologies Corp. Class A*	1,351	37,625
Oil, Gas & Consumable Fuels – 4.2%
Alon USA Energy, Inc.	1,944	26,205
Alpha Natural Resources, Inc.*	1,001	51,481
Arena Resources, Inc.*	353	13,714
Atlas America, Inc.	434	14,804
Atlas Energy Resources LLC	1,029	26,548
Berry Petroleum Co. Class A	928	35,941
Bill Barrett Corp.*	266	8,541
Carrizo Oil & Gas, Inc.*	69	2,503
Cimarex Energy Co.	2,181	106,673
CNX Gas Corp.*	1,611	36,070
Comstock Resources, Inc.*	581	29,079
Crosstex Energy, Inc.	45	1,124
Encore Acquisition Co.*	89	3,718
Forest Oil Corp.*	1,197	59,371
Foundation Coal Holdings, Inc.	2	71
Frontier Oil Corp.	4,368	80,459
Holly Corp.	2,313	66,892
Kinder Morgan Management LLC*	59	2,903
Mariner Energy, Inc.*	2,145	43,973
Massey Energy Co.	646	23,043
Overseas Shipholding Group, Inc.	1,136	66,240
Penn Virginia Corp.	418	22,338
Penn Virginia GP Holdings LP	350	7,312

See Notes to Financial Statements.

36	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund

September 30, 2008

Investments	Shares	Value

PetroHawk Energy Corp.*	1,697	$36,706
Quicksilver Resources, Inc.*	1,242	24,380
Southern Union Co.	3,313	68,413
St. Mary Land & Exploration Co.	1,741	62,067
Swift Energy Co.*	1,033	39,967
W&T Offshore, Inc.	1,657	45,220
Walter Industries, Inc.	1,185	56,228
Western Refining, Inc.	4,068	41,127
Whiting Petroleum Corp.*	702	50,025

Total Oil, Gas & Consumable Fuels		1,153,136
Personal Products – 0.6%
Alberto-Culver Co.	1,146	31,217
Bare Escentuals, Inc.*	1,172	12,740
Chattem, Inc.*	210	16,418
NBTY, Inc.*	2,746	81,061
Nu Skin Enterprises, Inc. Class A	1,068	17,323

Total Personal Products		158,759
Pharmaceuticals – 1.2%
Endo Pharmaceuticals Holdings, Inc.*	2,555	51,100
King Pharmaceuticals, Inc.*	7,048	67,519
KV Pharmaceutical Co. Class A*	636	14,444
Medicis Pharmaceutical Corp. Class A	984	14,671
Mylan Laboratories, Inc.	6,754	77,130
Perrigo Co.	960	36,922
Sepracor, Inc.*	2,818	51,598
XenoPort, Inc.*	50	2,425

Total Pharmaceuticals		315,809
Professional Services – 0.9%
Advisory Board Co. (The)*	157	4,795
Corporate Executive Board Co. (The)	427	13,344
FTI Consulting, Inc.*	486	35,109
Huron Consulting Group, Inc.*	183	10,427
Monster Worldwide, Inc.*	1,495	22,290
MPS Group, Inc.*	2,641	26,621
Robert Half International, Inc.	4,058	100,436
Watson Wyatt Worldwide, Inc. Class A	957	47,592

Total Professional Services		260,614
Real Estate Investment Trusts – 3.5%
Alexander’s, Inc.*	5	2,000
Alexandria Real Estate Equities, Inc.	224	25,200
BioMed Realty Trust, Inc.	795	21,028
BRE Properties, Inc.	386	18,914
CBL & Associates Properties, Inc.	988	19,839
Colonial Properties Trust	5,236	97,860
Corporate Office Properties Trust	116	4,681
Cousins Properties, Inc.	173	4,365
DiamondRock Hospitality Co.	1,159	10,547
Digital Realty Trust, Inc.	69	3,260
Duke Realty Corp.	1,132	27,825
Entertainment Properties Trust	528	28,892
Equity Lifestyle Properties, Inc.	150	7,955
Equity One, Inc.	733	15,019

Investments	Shares	Value

Essex Property Trust, Inc.	131	$15,501
Federal Realty Investment Trust	408	34,925
Franklin Street Properties Corp.	853	11,089
Health Care REIT, Inc.	731	38,911
Healthcare Realty Trust, Inc.	269	7,841
Highwoods Properties, Inc.	444	15,789
Home Properties, Inc.	217	12,575
Hospitality Properties Trust	2,147	44,056
HRPT Properties Trust	3,278	22,585
Kilroy Realty Corp.	218	10,418
LaSalle Hotel Properties	310	7,229
Mack-Cali Realty Corp.	677	22,930
Mid-America Apartment Communities, Inc.	81	3,980
National Retail Properties, Inc.	1,250	29,938
Nationwide Health Properties, Inc.	1,253	45,083
Post Properties, Inc.	776	21,705
Potlatch Corp.	702	32,566
PS Business Parks, Inc.	116	6,682
Rayonier, Inc.	1,461	69,178
Realty Income Corp.	1,404	35,942
Regency Centers Corp.	758	50,551
Senior Housing Properties Trust	1,285	30,622
Strategic Hotels & Resorts, Inc.	528	3,986
Sunstone Hotel Investors, Inc.	483	6,521
Tanger Factory Outlet Centers, Inc.	177	7,751
Taubman Centers, Inc.	287	14,350
Washington Real Estate Investment Trust	378	13,846
Weingarten Realty Investors	1,227	43,767

Total Real Estate Investment Trusts		947,702
Real Estate Management & Development – 0.2%
Forestar Real Estate Group, Inc.*	957	14,116
Jones Lang LaSalle, Inc.	1,134	49,306

Total Real Estate Management & Development		63,422
Road & Rail – 1.7%
Amerco, Inc.*	261	10,944
Avis Budget Group, Inc.*	2,202	12,639
Con-way, Inc.	1,391	61,357
Heartland Express, Inc.	1,709	26,524
JB Hunt Transport Services, Inc.	2,817	94,003
Kansas City Southern*	1,217	53,986
Knight Transportation, Inc.	1,498	25,421
Landstar System, Inc.	961	42,342
Ryder System, Inc.	1,716	106,392
Werner Enterprises, Inc.	1,291	28,028

Total Road & Rail		461,636
Semiconductors & Semiconductor Equipment – 1.6%
Amkor Technology, Inc.*	7,807	49,731
Atheros Communications, Inc.*	298	7,027
Cree, Inc.*	556	12,666
Cymer, Inc.*	783	19,833
Diodes, Inc.*	660	12,177
Fairchild Semiconductor International, Inc.*	1,007	8,952
FormFactor, Inc.*	821	14,302

See Notes to Financial Statements.

WisdomTree Earnings Funds	37

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund

September 30, 2008

Investments	Shares	Value

Hittite Microwave Corp.*	402	$13,507
International Rectifier Corp.*	1,379	26,229
Intersil Corp. Class A	2,027	33,608
Microsemi Corp.*	153	3,898
Novellus Systems, Inc.*	2,692	52,871
ON Semiconductor Corp.*	11,459	77,463
RF Micro Devices, Inc.*	8,345	24,367
Sigma Designs Inc.*	114	1,621
Silicon Laboratories, Inc.*	273	8,381
Skyworks Solutions, Inc.*	2,470	20,649
Teradyne, Inc.*	1,690	13,199
Tessera Technologies, Inc.*	415	6,781
Varian Semiconductor Equipment Associates, Inc.*	1,381	34,691

Total Semiconductors & Semiconductor Equipment		441,953
Software – 2.0%
Advent Software, Inc.*	588	20,715
Ansys, Inc.*	588	22,268
Blackbaud, Inc.*	381	7,029
Blackboard, Inc.*	78	3,143
Cadence Design Systems, Inc.*	4,455	30,116
Compuware Corp.*	5,336	51,706
Concur Technologies, Inc.*	51	1,951
FactSet Research Systems, Inc.	659	34,433
Fair Isaac Corp.	1,022	23,557
Informatica Corp.*	956	12,418
Jack Henry & Associates, Inc.	1,665	33,849
Lawson Software, Inc.*	336	2,352
Macrovision Solutions Corp.*	4,416	67,918
Micros Systems, Inc.*	820	21,861
MicroStrategy, Inc. Class A*	232	13,811
Net 1 UEPS Technologies, Inc.*	748	16,703
Parametric Technology Corp.*	3,264	60,058
Progress Software Corp.*	405	10,526
Red Hat, Inc.*	1,282	19,320
Sybase, Inc.*	1,377	42,164
Synopsys, Inc.*	1,193	23,800
THQ, Inc.*	701	8,440
TIBCO Software, Inc.*	2,518	18,432

Total Software		546,570
Specialty Retail – 4.4%
Advance Auto Parts, Inc.	2,266	89,870
Aeropostale, Inc.*	1,617	51,922
AnnTaylor Stores Corp.*	1,565	32,302
AutoNation, Inc.*	7,239	81,366
Barnes & Noble, Inc.	1,540	40,163
bebe Stores, Inc.	2,072	20,243
Chico’s FAS, Inc.*	5,366	29,352
Dick’s Sporting Goods, Inc. *	1,824	35,714
Foot Locker, Inc.	4,151	67,080
Guess?, Inc.	1,426	49,611
J Crew Group Inc.*	840	23,999
Men’s Wearhouse, Inc. (The)	2,162	45,921

Investments	Shares	Value

Office Depot, Inc.*	13,642	$79,396
OfficeMax, Inc.	3,138	27,897
O’Reilly Automotive, Inc.*	2,319	62,080
Pacific Sunwear Of California, Inc.*	38	256
Penske Auto Group, Inc.	2,371	27,195
PetSmart, Inc.	2,929	72,376
RadioShack Corp.	4,868	84,119
Ross Stores, Inc.	3,593	132,257
Sally Beauty Holdings, Inc.*	2,255	19,393
Tractor Supply Co.*	853	35,869
Urban Outfitters, Inc.*	1,896	60,426
Williams-Sonoma, Inc.	2,532	40,968

Total Specialty Retail		1,209,775
Textiles, Apparel & Luxury Goods – 1.7%
Columbia Sportswear Co.	1,158	48,590
CROCS, Inc.*	1,323	4,736
Deckers Outdoor Corp.*	129	13,426
Fossil, Inc.*	847	23,911
Hanesbrands, Inc.*	2,100	45,675
Iconix Brand Group, Inc.*	1,049	13,721
Jones Apparel Group, Inc.	6,250	115,688
Liz Claiborne, Inc.	2,088	34,306
Phillips-Van Heusen Corp.	1,596	60,504
Quiksilver, Inc.*	2,135	12,255
Under Armour, Inc. Class A*	333	10,576
Warnaco Group Inc. (The)	825	37,364
Wolverine World Wide, Inc.	1,325	35,060

Total Textiles, Apparel & Luxury Goods		455,812
Thrifts & Mortgage Finance – 0.6%
Astoria Financial Corp.	2,125	44,052
Capitol Federal Financial	339	15,028
Downey Financial Corp.	1,204	3,371
First Niagara Financial Group, Inc.	2,260	35,595
Guaranty Financial Group, Inc.*	916	3,618
NewAlliance Bancshares, Inc.	674	10,130
Northwest Bancorp, Inc.	539	14,844
TFS Financial Corp.*	282	3,531
Washington Federal, Inc.	2,314	42,693

Total Thrifts & Mortgage Finance		172,862
Tobacco – 0.2%
Universal Corp./VA	766	37,603
Vector Group Ltd.	989	17,466

Total Tobacco		55,069
Trading Companies & Distributors – 1.2%
Applied Industrial Technologies, Inc.	1,060	28,546
GATX Corp.	1,614	63,866
MSC Industrial Direct Co. Class A	1,520	70,026
RSC Holdings, Inc.*	3,346	38,011
United Rentals, Inc.*	4,532	69,068
WESCO International, Inc.*	2,269	73,016

Total Trading Companies & Distributors		342,533

See Notes to Financial Statements.

38	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund

September 30, 2008

Investments	Shares	Value

Water Utilities – 0.1%
Aqua America, Inc.	1,612	$28,661
TOTAL COMMON STOCKS (Cost: $34,614,247)		27,371,202
RIGHTS* – 0.0%
Pharmaceuticals – 0.0%
Fresenius Kabi Pharma-CVR, expiring 1/31/09 (Cost: $0)	1,812	1,178
TOTAL LONG-TERM INVESTMENTS (Cost: $34,614,247)		27,372,380
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND – 0.0%
UBS Private Money Market Fund LLC, 3.01%(a) (Cost: $49)(b)	49	49
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $34,614,296)(c)		27,372,429
Cash and Other Assets in Excess of Liabilities – 0.3%		77,984

NET ASSETS – 100.0%		$27,450,413
*	Non-income producing security.

(a)	Interest rate shown reflects yield as of September 30, 2008.

(b)	At September 30, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $49.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Earnings Funds	39

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund

September 30, 2008

Investments	Shares	Value

COMMON STOCKS – 99.8%
Aerospace & Defense – 0.8%
Aerovironment, Inc.*	658	$21,023
American Science & Engineering, Inc.	297	17,740
Applied Signal Technology, Inc.	264	4,588
Argon ST, Inc.*	664	15,597
Axsys Technologies, Inc.*	207	12,201
Astronics Corp.*	273	6,156
Cubic Corp.	679	16,697
Ducommun, Inc.	343	8,191
GenCorp, Inc.*	2,812	18,953
Herley Industries, Inc.*	494	8,447
Ladish Co., Inc.*	462	9,356
LMI Aerospace, Inc.*	337	6,777
SIFCO Industries, Inc.*	626	5,008
Stanley, Inc.*	415	15,318
Taser International, Inc.*	616	4,404

Total Aerospace & Defense		170,456
Air Freight & Logistics – 1.0%
Air Transport Services Group, Inc.*	15,347	11,357
Atlas Air Worldwide Holdings, Inc.*	1,234	49,743
Dynamex, Inc.*	374	10,644
Forward Air Corp.	1,004	27,339
Hub Group, Inc., Class A*	1,466	55,194
Pacer International, Inc.	2,794	46,017
Park-Ohio Holdings Corp.*	682	12,201

Total Air Freight & Logistics		212,495
Airlines – 0.7%
AirTran Holdings, Inc.*	4,001	9,722
Alaska Air Group, Inc.*	3,372	68,755
Allegiant Travel Co.*	562	19,850
Pinnacle Airlines Corp.*	3,112	12,386
Republic Airways Holdings, Inc.*	2,714	27,656

Total Airlines		138,369
Auto Components – 0.6%
Amerigon, Inc.*	244	1,606
ATC Technology Corp.*	1,325	31,455
China Automotive Systems, Inc.*	682	2,858
Cooper Tire & Rubber Co.	2,472	21,258
Drew Industries, Inc.*	905	15,485
Fuel Systems Solutions, Inc.*	263	9,060
Modine Manufacturing Co.	1,440	20,851
SORL Auto Parts, Inc.*	988	3,498
Spartan Motors, Inc.	1,913	6,083
Standard Motor Products, Inc.	1,199	7,458
Stoneridge, Inc.*	850	9,563
Superior Industries International, Inc.	13	249

Total Auto Components		129,424
Automobiles – 0.1%
Monaco Coach Corp.	997	1,944
Winnebago Industries, Inc.	1,287	16,628

Total Automobiles		18,572

Investments	Shares	Value

Beverages – 0.3%
Boston Beer Co., Inc. Class A*	375	$17,809
Coca-Cola Bottling Co. Consolidated	384	16,765
MGP Ingredients, Inc.	872	2,476
National Beverage Corp.*	1,742	15,452

Total Beverages		52,502
Biotechnology – 0.4%
BioSante Pharmaceuticals, Inc.*	653	3,193
Emergent Biosolutions, Inc.*	3,100	40,579
Martek Biosciences Corp.*	318	9,992
Omrix Biopharmaceuticals, Inc.*	315	5,651
Repligen Corp.*	1,531	7,211
Trimeris, Inc.*	2,600	10,192

Total Biotechnology		76,818
Building Products – 1.2%
AAON, Inc.	805	14,643
American Woodmark Corp.	903	20,272
Ameron International Corp.	413	29,591
Apogee Enterprises, Inc.	1,449	21,778
Builders FirstSource, Inc.*	528	3,163
Gibraltar Industries, Inc.	1,550	29,001
Griffon Corp.*	1,261	11,374
Insteel Industries, Inc.	1,458	19,814
NCI Buildings Systems, Inc.*	1,795	56,992
PGT, Inc.*	453	1,373
Universal Forest Products, Inc.	921	32,152

Total Building Products		240,153
Capital Markets – 1.8%
Ares Capital Corp.	4,363	45,505
Blackrock Kelso Capital Corp.	2,177	25,101
Calamos Asset Management, Inc. Class A	638	11,433
Cowen Group, Inc.*	416	3,557
Epoch Holding Corp.	176	1,857
FBR Capital Markets Corp.*	3,091	20,030
Hercules Technology Growth Capital, Inc.	1,505	14,599
KBW, Inc.*	1,338	44,073
Ladenburg Thalmann Financial Services, Inc.*	905	1,629
MCG Capital Corp.	6,772	17,743
Patriot Capital Funding, Inc.	1,305	8,313
Penson Worldwide, Inc.*	1,212	16,810
Piper Jaffray Cos., Inc.*	852	36,849
Prospect Capital Corp.	1,144	14,655
Sanders Morris Harris Group, Inc.	275	2,379
Stifel Financial Corp.*	561	27,994
SWS Group, Inc.	1,826	36,812
Thomas Weisel Partners Group Inc*	999	8,422
TICC Capital Corp.	1,366	7,021
TradeStation Group, Inc.*	1,777	16,615
U.S. Global Investors, Inc., Class A	495	4,975
Westwood Holdings Group, Inc.	101	4,787

Total Capital Markets		371,159

See Notes to Financial Statements.

40	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund

September 30, 2008

Investments	Shares	Value

Chemicals – 1.4%
American Vanguard Corp.	700	$10,556
Arch Chemicals, Inc.	646	22,804
Balchem Corp.	518	13,815
Calgon Carbon Corp.*	321	6,536
Ferro Corp.	492	9,889
Flotek Industries, Inc.*	326	3,586
GenTek, Inc.*	113	2,905
ICO, Inc.*	1,371	7,691
Innospec, Inc.	329	3,968
KMG Chemicals, Inc.	392	2,736
Koppers Holdings, Inc.	890	33,295
Landec Corp.*	839	6,871
LSB Industries, Inc.*	1,234	17,091
NewMarket Corp.	711	37,369
Penford Corp.	352	6,227
PolyOne Corp.*	3,658	23,594
Quaker Chemical Corp.	469	13,348
Schulman A., Inc.	730	14,439
ShengdaTech, Inc.*	1,390	9,730
Spartech Corp.	2,433	24,087
Stepan Co.	242	13,206

Total Chemicals		283,743
Commercial Banks – 12.9%
1st Source Corp.	1,161	27,284
AMCORE Financial, Inc.	1,012	9,361
AmericanWest Bancorp	599	791
Ameris Bancorp	722	10,722
Arrow Financial Corp.	513	15,087
BancFirst Corp.	885	42,772
Bancorp Rhode Island, Inc.	176	5,060
Bancorp, Inc. (The)*	763	3,815
BancTrust Financial Group, Inc.	448	5,878
Bank of Granite Corp.	839	1,955
Bank of the Ozarks, Inc.	788	21,276
Banner Corp.	802	9,632
Boston Private Financial Holdings, Inc.	1,531	13,381
Cadence Financial Corp.	549	5,089
Camden National Corp.	504	17,615
Capital City Bank Group, Inc.	752	23,575
Capital Corp. of the West	429	1,699
Capitol Bancorp Ltd.	1,084	21,127
Cardinal Financial Corp.	473	3,822
Cascade Bancorp	1,847	16,420
Center Bancorp, Inc.	315	3,194
Center Financial Corp.	1,388	17,725
Central Pacific Financial Corp.	2,575	43,286
Chemical Financial Corp.	1,068	33,258
Citizens Republic Bankcorp, Inc.	3,701	11,399
City Bank (Lynnwood WA)	1,235	19,266
City Holding Co.	1,062	44,870
CoBiz, Inc.	1,048	12,586
Columbia Bancorp	572	3,483

Investments	Shares	Value

Columbia Banking System, Inc.	752	$13,333
Community Bancorp*	944	6,004
Community Bank System, Inc.	1,349	33,927
Community Trust Bancorp, Inc.	976	33,574
CVB Financial Corp.	4,218	58,629
Enterprise Financial Services Corp.	515	11,618
First Bancorp	779	13,321
First Bancorp (Puerto Rico)	4,025	44,517
First Busey Corp.	1,144	20,970
First Commonwealth Financial Corp.	3,097	41,717
First Community Bancshares, Inc.	627	23,525
First Financial Bancorp	947	13,826
First Financial Bankshares, Inc.	865	44,876
First Financial Corp.	616	28,940
First Merchants Corp.	964	21,979
First Regional Bancorp*	1,279	7,994
First South Bancorp, Inc.	473	8,169
First State Bancorp	1,329	7,097
FNB Corp./PA	4,321	69,049
Frontier Financial Corp.	2,705	36,328
Gateway Financial Holdings, Inc.	528	2,825
Glacier Bancorp, Inc.	2,406	59,596
Great Southern Bancorp, Inc.	955	12,176
Green Bancshares, Inc.	693	16,292
Guaranty Bancorp*	667	4,069
Hanmi Financial Corp.	4,743	23,952
Harleysville National Corp.	1,210	20,546
Heartland Financial USA, Inc.	956	23,957
Heritage Commerce Corp.	572	8,706
Home Bancshares, Inc.	635	16,427
Horizon Financial Corp.	783	7,110
IBERIABANK Corp.	609	32,186
Independent Bank Corp./MI	890	5,509
Independent Bank Corp./MA	779	24,281
Integra Bank Corp.	1,013	8,084
Intervest Bancshares Corp. Class A*	982	7,493
Irwin Financial Corp.	730	2,884
Lakeland Bancorp, Inc.	1,004	11,737
Lakeland Financial Corp.	660	14,494
Macatawa Bank Corp.	1,432	10,010
MainSource Financial Group, Inc.	997	19,541
Mercantile Bank Corp.	626	4,995
MetroCorp Bancshares, Inc.	649	8,194
Midwest Banc Holdings, Inc.	935	3,740
Nara Bancorp, Inc.	2,041	22,859
National Penn Bancshares, Inc.	3,564	52,033
NBT Bancorp, Inc.	1,705	51,013
North Valley Bancorp	436	2,599
Old National Bancorp	3,376	67,587
Old Second Bancorp, Inc.	642	11,890
Oriental Financial Group	152	2,715
Pacific Capital Bancorp	3,193	64,977
Park National Corp.	950	74,099

See Notes to Financial Statements.

WisdomTree Earnings Funds	41

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund

September 30, 2008

Investments	Shares	Value

Peoples Bancorp, Inc.	581	$12,648
Pinnacle Financial Partners, Inc.*	539	16,601
Preferred Bank	703	7,881
PrivateBancorp, Inc.	768	31,995
Provident Bankshares Corp.	1,881	18,265
Renasant Corp.	887	19,257
Republic Bancorp, Inc. Class A	1,054	31,957
Royal Bancshares of Pennsylvania, Class A	1,019	5,676
S&T Bancorp, Inc.	1,370	50,456
Sandy Spring Bancorp, Inc.	780	17,238
Santander BanCorp	2,967	32,044
SCBT Financial Corp.	441	16,582
Seacoast Banking Corp. of Florida	761	8,166
Security Bank Corp.	1,792	7,437
Sierra Bancorp	572	11,932
Signature Bank*	830	28,950
Simmons First National Corp. Class A	783	27,875
Southside Bancshares, Inc.	610	15,372
Southwest Bancorp, Inc.	934	16,504
StellarOne Corp.	733	15,151
Sterling Bancorp	800	11,568
Sterling Bancshares, Inc.	3,240	33,858
Sterling Financial Corp./WA	3,959	57,405
Suffolk Bancorp	492	19,390
Sun Bancorp, Inc.*	914	12,385
Superior Bancorp*	261	2,205
SY Bancorp, Inc.	757	23,179
Taylor Capital Group, Inc.	1,076	12,901
Temecula Valley Bancorp, Inc.	922	5,025
Texas Capital Bancshares, Inc.*	1,216	25,244
Tompkins Trustco, Inc.	485	24,493
Trico Bancshares	887	19,097
Umpqua Holdings Corp.	3,708	54,544
Union Bankshares Corp.	754	18,096
United Community Banks, Inc.	3,077	40,801
United Security Bancshares	549	8,982
Univest Corp. of Pennsylvania	903	33,411
Vineyard National Bancorp	1,520	1,900
Virginia Commerce Bancorp*	1,714	10,713
W Holding Co., Inc.	27,855	15,042
Washington Trust Bancorp, Inc.	708	18,833
WesBanco, Inc.	1,403	37,348
West Coast Bancorp	1,108	16,243
Western Alliance Bancorp*	1,411	21,814
Wilshire Bancorp, Inc.	2,766	33,662
Wintrust Financial Corp.	1,153	33,841

Total Commercial Banks		2,667,364
Commercial Services & Supplies – 3.1%
ABM Industries, Inc.	1,872	40,884
ACCO Brands Corp.*	449	3,385
American Ecology Corp.	550	15,219
American Reprographics Co.*	2,771	47,800
Amrep Corp.*	900	38,169

Investments	Shares	Value

Bowne & Co., Inc.	1,103	$12,740
Ceco Environmental Corp.*	346	1,370
Clean Harbors, Inc.*	496	33,505
Comfort Systems USA, Inc.	1,826	24,395
Consolidated Graphics, Inc.*	884	26,812
Cornell Cos, Inc.*	342	9,296
Courier Corp.	538	10,954
Ennis, Inc.	1,803	27,874
Fuel-Tech, Inc.*	101	1,827
G&K Services, Inc. Class A	861	28,456
GeoEye, Inc.*	392	8,675
Healthcare Services Group, Inc.	1,040	19,022
Innerworkings, Inc.*	539	5,978
Interface, Inc. Class A	2,045	23,252
Kimball International, Inc. Class B	1,199	12,949
Knoll, Inc.	2,889	43,682
McGrath Rentcorp	1,232	35,506
Metalico, Inc.*	975	5,753
Mobile Mini, Inc.*	1,751	33,847
Multi-Color Corp.	321	7,669
PeopleSupport, Inc.*	887	10,369
Schawk, Inc.	1,378	20,835
Standard Parking Corp.*	1,035	22,998
Standard Register Co. (The)	531	5,230
SYKES Enterprises, Inc.*	919	20,181
Team, Inc.*	346	12,498
Viad Corp.	745	21,449
WCA Waste Corp.*	65	305

Total Commercial Services & Supplies		632,884
Communications Equipment – 1.0%
Acme Packet, Inc.*	1,404	8,045
Anaren Microwave, Inc.*	649	6,587
Bel Fuse, Inc. Class B	449	12,783
Black Box Corp.	763	26,346
Cogo Group, Inc.*	711	3,747
Digi International, Inc.*	877	8,945
DG Fastchannel, Inc.*	346	7,584
EMS Technologies, Inc.*	440	9,816
Globecomm Systems, Inc.*	638	5,576
Harmonic, Inc.*	1,360	11,492
Hughes Communications, Inc.*	429	15,744
InterDigital, Inc.*	1,578	37,951
Ixia*	461	3,398
KVH Industries, Inc.*	231	2,123
Oplink Communications, Inc.*	690	8,328
Opnext, Inc.*	1,488	6,830
PC-Tel, Inc.*	249	2,321
Symmetricom, Inc.*	383	1,904
Tekelec*	1,076	15,053
Tollgrade Communications, Inc.*	304	1,277
Viasat, Inc.*	638	15,044

Total Communications Equipment		210,894

See Notes to Financial Statements.

42	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund

September 30, 2008

Investments	Shares	Value

Computers & Peripherals – 0.7%
Cray, Inc.*	772	$3,999
Hutchinson Technology, Inc.*	187	2,165
Imation Corp.	1,414	31,943
Immersion Corp.*	1,739	10,121
Intevac, Inc.*	2,442	25,983
Novatel Wireless, Inc.*	1,332	8,072
Palm, Inc.*	5,070	30,268
Presstek, Inc.*	357	2,013
Rimage Corp.*	383	5,347
STEC, Inc.*	1,349	10,387
Stratasys, Inc.*	375	6,551
Super Micro Computer, Inc.*	1,699	15,308

Total Computers & Peripherals		152,157
Construction & Engineering – 0.4%
Furmanite Corp.*	123	1,272
Great Lakes Dredge & Dock Corp.	43	271
Insituform Technologies, Inc. Class A*	221	3,306
Layne Christensen Co.*	470	16,652
Mastec, Inc.*	88	1,170
Michael Baker Corp.*	474	16,495
Northwest Pipe Co.*	440	19,193
Pike Electric Corp.*	1,015	14,951
Sterling Construction Co., Inc.*	368	5,962

Total Construction & Engineering		79,272
Construction Materials – 0.1%
Headwaters, Inc.*	1,140	15,219
U.S. Concrete, Inc. *	2,911	13,012

Total Construction Materials		28,231
Consumer Finance – 1.5%
Advance America Cash Advance Centers, Inc.	4,692	14,029
Advanta Corp. Class B	7,355	60,531
Cash America International, Inc.	1,665	60,007
CompuCredit Corp.*	2,803	10,988
Credit Acceptance Corp.*	2,380	40,460
Ezcorp, Inc. Class A*	2,273	42,732
First Cash Financial Services, Inc.*	1,942	29,130
Nelnet, Inc. Class A	478	6,788
QC Holdings, Inc.	996	6,813
World Acceptance Corp.*	1,252	45,072

Total Consumer Finance		316,550
Containers & Packaging – 0.6%
AEP Industries, Inc.*	717	14,340
Myers Industries, Inc.	1,409	17,767
Rock-Tenn Co. Class A	2,347	93,834

Total Containers & Packaging		125,941
Distributors – 0.1%
Audiovox Corp. Class A*	330	3,092
Core-Mark Holding Co., Inc.*	668	16,694

Total Distributors		19,786

Investments	Shares	Value

Diversified Consumer Services – 0.6%
Carriage Services, Inc.*	458	$1,603
Coinstar, Inc.*	471	15,072
CPI Corp.	310	3,333
Jackson Hewitt Tax Service, Inc.	1,298	19,911
Learning Tree International, Inc.*	134	1,668
Lincoln Educational Services Corp.*	678	8,970
Pre-Paid Legal Services, Inc.*	730	30,120
Stewart Enterprises, Inc. Class A	3,755	29,514
Universal Technical Institute, Inc.*	829	14,143

Total Diversified Consumer Services		124,334
Diversified Financial Services – 0.9%
Asset Acceptance Capital Corp.	1,676	17,665
Asta Funding, Inc.	1,366	9,576
Encore Capital Group, Inc.*	1,336	18,303
Financial Federal Corp.	1,764	40,431
Life Partners Holdings, Inc.	309	11,115
MarketAxess Holdings, Inc.*	720	5,810
Marlin Business Services Corp.*	1,144	9,701
Medallion Financial Corp.	1,232	12,899
PICO Holdings, Inc.*	173	6,212
Portfolio Recovery Associates, Inc.*	922	44,837
Resource America, Inc. Class A	839	7,971

Total Diversified Financial Services		184,520
Diversified Telecommunication Services – 0.7%
Alaska Communications Systems Group, Inc.	1,415	17,305
Atlantic Tele-Network, Inc.	667	18,676
Consolidated Communications Holdings, Inc.	939	14,160
D&E Communications, Inc.	856	6,463
General Communication, Inc. Class A*	876	8,112
Iowa Telecommunications Services, Inc.	1,177	21,986
NTELOS Holdings Corp.	889	23,906
Premiere Global Services, Inc.*	1,455	20,457
Shenandoah Telecom Co.	493	10,881
SureWest Communications	175	1,785

Total Diversified Telecommunication Services		143,731
Electric Utilities – 0.7%
Central Vermont Public Service Corp.	416	9,751
Empire District Electric Co. (The)	1,371	29,271
MGE Energy, Inc.	999	35,514
UIL Holdings Corp.	855	29,352
UniSource Energy Corp.	1,261	36,809

Total Electric Utilities		140,697
Electrical Equipment – 1.1%
A.O. Smith Corp.	1,873	73,403
Advanced Battery Technologies, Inc.*	1,684	5,439
AZZ, Inc.*	623	25,774
BTU International, Inc.*	123	1,082
Coleman Cable, Inc.*	1,202	12,056
Encore Wire Corp.	1,738	31,475

See Notes to Financial Statements.

WisdomTree Earnings Funds	43

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund

September 30, 2008

Investments	Shares	Value

Franklin Electric Co., Inc.	764	$34,036
Harbin Electric, Inc.*	582	6,897
II-VI, Inc.*	828	32,010
LSI Industries Inc.	722	5,971
Powell Industries, Inc.*	123	5,020

Total Electrical Equipment		233,163
Electronic Equipment & Instruments – 2.4%
Checkpoint Systems, Inc.*	1,677	31,561
Cogent, Inc.*	2,318	23,690
Cognex Corp.	867	17,479
CPI International, Inc.*	1,069	15,479
CTS Corp.	1,243	15,886
Daktronics, Inc.	750	12,495
DTS, Inc.*	18	501
Electro Rent Corp.	1,029	13,819
Electro Scientific Industries, Inc.*	615	8,745
FARO Technologies, Inc.*	421	8,576
Gerber Scientific, Inc.*	1,125	10,283
Insight Enterprises, Inc.*	2,765	37,078
IPG Photonics Corp.*	788	15,374
Kemet Corp.*	1,704	2,317
Littelfuse, Inc.*	671	19,949
LoJack Corp.*	872	5,834
Measurement Specialties, Inc.*	395	6,889
Methode Electronics, Inc.	1,506	13,464
MTS Systems Corp.	693	29,175
Multi-Fineline Electronix, Inc.*	122	1,804
Newport Corp.*	1,785	19,242
NU Horizons Electronics Corp.*	872	3,488
Park Electrochemical Corp.	967	23,440
PC Connection, Inc.*	1,184	7,921
PC Mall, Inc.*	678	4,631
Rogers Corp.*	412	15,236
Scansource, Inc.*	978	28,157
Spectrum Control, Inc.	441	3,294
SYNNEX Corp.*	2,206	49,281
Technitrol, Inc.	1,520	22,481
TTM Technologies, Inc.*	1,754	17,400
Zygo Corp.*	638	8,026

Total Electronic Equipment & Instruments		492,995
Energy Equipment & Services – 5.0%
Allis-Chalmers Energy, Inc.*	2,243	28,374
Basic Energy Services, Inc.*	3,294	70,162
Bolt Technology Corp.*	425	6,150
Bronco Drilling Co., Inc.*	2,265	23,148
Cal Dive International, Inc.*	6,045	64,077
CARBO Ceramics, Inc.	1,048	54,087
Dawson Geophysical Co.*	282	13,167
ENGlobal Corp.*	343	4,552
Grey Wolf, Inc.*	24,392	189,771
Gulf Island Fabrication, Inc.	611	21,061
Gulfmark Offshore, Inc.*	1,626	72,975

Investments	Shares	Value

Hornbeck Offshore Services, Inc.*	1,404	$54,222
Lufkin Industries, Inc.	902	71,574
Matrix Service Co.*	750	14,325
Mitcham Industries, Inc.*	365	3,683
NATCO Group, Inc. Class A*	546	21,938
Natural Gas Services Group, Inc.*	383	6,691
Newpark Resources*	2,179	15,907
OYO Geospace Corp.*	188	7,385
Parker Drilling Co.*	8,272	66,341
PHI, Inc.*	9	332
Pioneer Drilling Co.*	4,018	53,439
RPC, Inc.	5,740	80,704
Superior Well Services, Inc.*	1,444	36,548
T-3 Energy Services, Inc.*	315	11,693
TGC Industries, Inc.*	590	3,103
Trico Marine Services, Inc.*	1,034	17,661
Union Drilling, Inc.*	1,631	17,272

Total Energy Equipment & Services		1,030,342
Food & Staples Retailing – 1.0%
Andersons, Inc. (The)	850	29,937
Ingles Markets, Inc. Class A	1,092	24,930
Nash Finch Co.	154	6,640
Pantry, Inc. (The)*	1,135	24,051
Pricesmart, Inc.	370	6,194
Spartan Stores, Inc.	1,012	25,179
Susser Holdings Corp.*	20	301
Weis Markets, Inc.	952	34,282
Winn-Dixie Stores, Inc.*	3,189	44,327

Total Food & Staples Retailing		195,841
Food Products – 1.3%
American Dairy, Inc.*	1,002	10,150
B&G Foods, Inc. Class A	1,013	7,243
Cal-Maine Foods, Inc.	1,688	46,319
Darling International, Inc.*	2,188	24,309
Diamond Foods, Inc.	293	8,213
Farmer Bros. Co.	99	2,462
Green Mountain Coffee Roasters, Inc.*	174	6,845
Imperial Sugar Co.	1,724	23,343
J&J Snack Foods Corp.	776	26,314
Lance, Inc.	922	20,920
Lifeway Foods, Inc.*	238	2,785
Omega Protein Corp.*	227	2,670
Reddy Ice Holdings, Inc.	282	1,029
Sanderson Farms, Inc.	1,393	51,179
TreeHouse Foods, Inc.*	1,442	42,827

Total Food Products		276,608
Gas Utilities – 0.5%
Chesapeake Utilities Corp.	336	11,159
EnergySouth, Inc.	172	10,566
Laclede Group, Inc. (The)	713	34,573
South Jersey Industries, Inc.	1,318	47,052

Total Gas Utilities		103,350

See Notes to Financial Statements.

44	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund

September 30, 2008

Investments	Shares	Value

Health Care Equipment & Supplies – 1.7%
Abaxis, Inc.*	240	$4,728
American Medical Systems Holdings, Inc.*	1,415	25,131
Analogic Corp.	131	6,519
Anika Therapeutics, Inc.*	266	1,923
Aspect Medical Systems, Inc.*	1,509	7,847
Cantel Medical Corporation*	315	3,030
Cardiac Science Corp.*	381	3,947
Conmed Corp.*	963	30,817
Cryolife, Inc.*	264	3,464
Cutera, Inc.*	656	6,960
Cynosure, Inc. Class A*	244	4,377
Datascope Corp.	440	22,718
Greatbatch, Inc.*	362	8,883
Home Diagnostics, Inc.*	936	9,060
ICU Medical, Inc.*	363	11,039
Integra Lifesciences Holdings Corp.*	515	22,676
IRIS International, Inc.*	262	4,690
Kensy Nash Corp.*	57	1,793
Medical Action Industries, Inc.*	491	6,447
Merit Medical Systems, Inc.*	656	12,313
Natus Medical, Inc.*	306	6,934
Neogen Corp.*	252	7,101
Neurometrix, Inc.*	220	209
OraSure Technologies, Inc.*	199	979
Osteotech, Inc.*	286	1,218
Palomar Medical Technologies, Inc.*	1,343	18,077
Quidel Corp.*	843	13,834
Rochester Medical Corp.*	163	2,161
Somanetics Corp.*	417	9,120
SonoSite, Inc.*	176	5,526
Spectranetics Corp.*	308	1,426
SurModics, Inc.*	51	1,606
Symmetry Medical, Inc.*	660	12,250
Synovis Life Technologies, Inc.*	88	1,656
Theragenics Corp.	1,508	4,705
Thermage, Inc.*	361	1,238
Thoratec Corp.*	140	3,675
TomoTherapy Inc	535	2,450
Vital Signs, Inc.	467	34,512
Wright Medical Group, Inc.*	101	3,074
Young Innovations, Inc.	386	7,789
Zoll Medical Corp.*	445	14,560

Total Health Care Equipment & Supplies		352,462
Health Care Providers & Services – 3.8%
Air Methods Corp.*	341	9,654
Alliance Imaging, Inc.*	1,399	14,368
Almost Family, Inc.*	862	34,092
Amedisys, Inc.*	911	44,338
American Dental Partners, Inc.*	1,896	22,183
AMN Healthcare Services, Inc.*	1,530	26,882
Amsurg Corp.*	1,118	28,475
Animal Health International, Inc.*	405	3,337

Investments	Shares	Value

Apria Healthcare Group, Inc.*	2,509	$45,764
Assisted Living Concepts, Inc. Class A*	1,393	8,873
Bio-Reference Labs, Inc.*	271	7,832
Capital Senior Living Corp.*	194	1,474
Centene Corp.*	2,232	45,777
Chindex International, Inc.*	117	1,271
Corvel Corp.*	594	16,994
Cross Country Healthcare, Inc.*	1,565	25,494
Emergency Medical Services Corp. Class A*	1,278	38,187
Gentiva Health Services, Inc.*	1,125	30,308
Hanger Orthopedic Group, Inc.*	1,018	17,764
Health Grades, Inc.*	450	1,278
HealthExtras, Inc.*	993	25,937
Healthspring, Inc.*	3,049	64,516
HMS Holdings Corp.*	283	6,781
inVentiv Health, Inc.*	1,063	18,773
Kindred Healthcare, Inc.*	1,172	32,312
Landauer, Inc.	270	19,643
LCA-Vision, Inc.	1,306	6,060
LHC Group, Inc.*	825	23,496
Medcath Corp.*	676	12,114
Molina Healthcare, Inc.*	955	29,605
MWI Veterinary Supply, Inc.*	275	10,805
National Healthcare Corp.	612	28,837
Nighthawk Radiology Holdings, Inc.*	440	3,177
NovaMed, Inc.*	971	4,603
Odyssey HealthCare, Inc.*	1,048	10,637
Providence Service Corp. (The)*	262	2,568
RehabCare Group, Inc.*	288	5,213
Res-Care, Inc.*	1,147	20,807
Skilled Healthcare Group, Inc. Class A*	150	2,384
Sun Healthcare Group, Inc.*	1,224	17,944
U.S. Physical Therapy, Inc.*	429	7,447

Total Health Care Providers & Services		778,004
Health Care Technology – 0.2%
Allscripts Healthcare Solutions, Inc.*	680	8,459
Computer Programs & Systems, Inc.	428	12,391
Omnicell, Inc.*	861	11,322
Phase Forward, Inc.*	642	13,424
Transcend Services, Inc.*	215	2,253
Vital Images, Inc.*	196	2,940

Total Health Care Technology		50,789
Hotels, Restaurants & Leisure – 2.8%
AFC Enterprises, Inc.*	1,393	10,113
Ambassadors Group, Inc.	1,395	22,194
Benihana, Inc. Class A*	704	3,238
BJ’s Restaurants, Inc.*	463	5,528
Bluegreen Corp.*	2,857	19,742
Bob Evans Farms, Inc.	1,601	43,691
Buffalo Wild Wings, Inc.*	550	22,132
California Pizza Kitchen, Inc.*	670	8,623
Carrols Restaurant Group, Inc.*	982	2,946
CBRL Group, Inc.	1,684	44,289

See Notes to Financial Statements.

WisdomTree Earnings Funds	45

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund

September 30, 2008

Investments	Shares	Value

CEC Entertainment, Inc.*	1,823	$60,525
Century Casinos, Inc.*	447	939
Churchill Downs, Inc.	185	9,061
CKE Restaurants, Inc.	2,289	24,263
Denny’s Corp.*	3,294	8,499
DineEquity, Inc	414	6,980
Domino’s Pizza, Inc.*	2,680	32,535
Dover Downs Gaming & Entertainment, Inc.	1,684	13,102
Dover Motorsports, Inc.	273	1,488
Einstein Noah Restaurant Group, Inc.*	326	3,286
Famous Dave’s Of America, Inc.*	317	1,905
Interstate Hotels & Resorts, Inc.*	1,015	2,385
Jamba, Inc.*	1,910	1,719
Landry’s Restaurants, Inc.	1,187	18,458
Luby’s, Inc.*	739	5,942
Marcus Corp.	965	15,517
McCormick & Schmick’s Seafood Restaurants, Inc.*	682	6,643
Monarch Casino & Resort, Inc.*	689	7,848
Morton’s Restaurant Group, Inc.*	856	4,340
MTR Gaming Group, Inc.*	45	149
O’Charleys, Inc.	463	4,051
Papa John’s International, Inc.*	1,394	37,861
Peet’s Coffee & Tea, Inc.*	187	5,221
PF Chang’s China Bistro, Inc.*	1,048	24,670
Premier Exhibitions, Inc.*	788	1,418
Red Robin Gourmet Burgers, Inc.*	647	17,340
Rick’s Cabaret International, Inc.*	251	2,465
Ruby Tuesday, Inc.*	4,875	28,226
Ruth’s Chris Steak House*	1,217	4,783
Shuffle Master, Inc.*	445	2,265
Silverleaf Resorts, Inc.*	4,263	5,286
Steak N Shake Co. (The)*	1,212	10,520
Texas Roadhouse, Inc. Class A*	2,299	20,668
Town Sports International Holdings, Inc.*	1,188	7,247
VCG Holding Corp.*	178	603

Total Hotels, Restaurants & Leisure		580,704
Household Durables – 1.1%
Blyth, Inc.	1,970	22,340
Brookfield Homes Corp.	4,511	64,777
Cavco Industries, Inc.*	135	4,880
Champion Enterprises, Inc.*	1,271	7,054
CSS Industries, Inc.	469	12,072
Ethan Allen Interiors, Inc.	2,056	57,609
Furniture Brands International, Inc.	96	1,010
Hooker Furniture Corp.	435	7,721
Lifetime Brands, Inc.	693	6,757
National Presto Industries, Inc.	435	32,408
Russ Berrie & Co., Inc.	761	5,837
Skyline Corp.	53	1,401
Stanley Furniture Co., Inc.	386	3,524
Universal Electronics, Inc.*	368	9,193

Total Household Durables		236,583

Investments	Shares	Value

Household Products – 0.3%
Central Garden and Pet Co. Class A*	4,308	$25,632
Oil-Dri Corp.of America	816	13,807
WD-40 Co.	559	20,085

Total Household Products		59,524
Industrial Conglomerates – 0.4%
Otter Tail Corp.	1,057	32,482
Raven Industries, Inc.	539	21,210
Standex International Corp.	559	15,512
Tredegar Corp.	459	8,166

Total Industrial Conglomerates		77,370
Insurance – 6.2%
21st Century Holding Co.	2,275	11,967
Affirmative Insurance Holdings, Inc.	130	411
American Equity Investment Life Holding Co., Inc.	5,015	37,613
American Physicians Capital, Inc.	850	35,981
American Physicians Service Group, Inc.	692	14,650
Amerisafe, Inc.*	2,036	37,055
Amtrust Financial Services, Inc.	4,263	57,934
Baldwin & Lyons, Inc. Class B	1,100	26,367
Citizens, Inc.*	1,322	10,867
CNA Surety Corp.*	3,142	52,471
Darwin Professional Underwriters, Inc.*	743	23,115
Donegal Group, Inc. Class A	1,546	28,029
Eastern Insurance Holdings, Inc.	587	7,878
ehealth, Inc.*	451	7,216
EMC Insurance Group, Inc.	1,402	41,331
Employers Holdings, Inc.	7,921	137,666
FBL Financial Group, Inc. Class A	1,966	54,832
First Mercury Financial Corp.*	1,108	15,789
Fpic Insurance Group, Inc.*	594	30,526
Hallmark Financial Services, Inc.*	1,130	10,272
Harleysville Group, Inc.	1,870	70,686
Horace Mann Educators Corp.	3,345	43,050
Independence Holding Co.	1,013	11,700
Infinity Property & Casualty Corp.	1,415	58,298
Kansas City Life Insurance Co.	561	25,806
LandAmerica Financial Group, Inc.	372	9,021
Meadowbrook Insurance Group, Inc.*	2,060	14,544
National Interstate Corp.	916	22,011
National Western Life Insurance Co. Class A	259	62,696
Navigators Group, Inc.*	1,052	61,016
NYMAGIC, Inc.	900	22,725
Presidential Life Corp.	2,092	33,033
Safety Insurance Group, Inc.	1,811	68,691
SeaBright Insurance Holdings, Inc.*	1,724	22,412
Tower Group, Inc.	1,015	23,913
United Fire & Casualty Co.	2,653	75,848
Universal Insurance Holdings, Inc.	4,571	15,907

Total Insurance		1,283,327

See Notes to Financial Statements.

46	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund

September 30, 2008

Investments	Shares	Value

Internet & Catalog Retail – 0.4%
1-800-FLOWERS.COM, Inc. Class A*	1,356	$8,163
dELiA*s, Inc.*	218	628
Gaiam, Inc. Class A*	249	2,639
NutriSystem, Inc.*	2,991	53,000
PetMed Express, Inc.*	1,027	16,124
Shutterfly, Inc.*	139	1,336
Stamps.com, Inc.*	704	8,216

Total Internet & Catalog Retail		90,106
Internet Software & Services – 1.0%
AsiaInfo Holdings, Inc.*	739	6,784
Bankrate, Inc.*	317	12,334
comScore, Inc.*	196	3,455
DivX, Inc.*	517	3,345
Greenfield Online, Inc.*	539	9,379
Imergent, Inc.	1,343	15,042
Knot, Inc. (The)*	1,235	10,312
Liquidity Services Inc.*	601	6,521
Liveperson Inc.*	638	1,857
Loopnet Inc.*	1,118	10,990
Marchex, Inc., Class B	238	2,449
Moduslink Global Solutions, Inc.*	1,188	11,417
NIC, Inc.	1,007	6,948
Perficient, Inc.*	594	3,944
SonicWALL, Inc.*	394	2,065
Techtarget, Inc.*	372	2,604
TheStreet.com, Inc.	1,380	8,266
Travelzoo, Inc.*	594	4,704
United Online, Inc.	3,845	36,181
Vignette Corp.*	969	10,407
Vocus Inc	56	1,902
Websense, Inc.*	1,019	22,775
Website Pros, Inc.*	394	2,128

Total Internet Software & Services		195,809
IT Services – 1.7%
Acxiom Corp.	1,921	24,089
Broadridge Financial Solutions, Inc.	6,186	95,204
Cass Information Systems, Inc.	316	11,329
Ciber, Inc.*	3,399	23,759
CSG Systems International, Inc.*	2,823	49,488
CyberSource Corp.*	528	8,506
ExlService Holdings, Inc.*	671	5,891
Forrester Research, Inc.*	328	9,617
Global Cash Access Holdings, Inc.*	4,017	20,326
iGATE Corp.*	1,396	12,103
InfoGROUP, Inc.	3,230	21,350
Integral Systems, Inc.	651	13,521
NCI, Inc. Class A*	463	13,186
Ness Technologies, Inc.*	1,669	19,143
Mastech Holdings, Inc.	93	707
Rainmaker Systems, Inc.*	249	560

Investments	Shares	Value

Sapient Corp.*	451	$3,351
SI International, Inc.*	517	15,536

Total IT Services		347,666
Leisure Equipment & Products – 0.8%
Arctic Cat, Inc.	872	7,979
Jakks Pacific, Inc.*	2,249	56,023
Marine Products Corp.	1,499	12,442
Pool Corp.	2,642	61,638
RC2 Corp.*	728	14,560
Smith & Wesson Holding Corp.*	1,642	6,141
Steinway Musical Instruments*	220	6,230
Sturm Ruger & Co., Inc.*	317	2,200

Total Leisure Equipment & Products		167,213
Life Sciences Tools & Services – 0.3%
Accelrys, Inc.*	233	1,279
Albany Molecular Research, Inc.*	473	8,557
Bruker BioSciences Corp.*	1,596	21,275
eResearch Technology, Inc.*	722	8,599
Kendle International, Inc.*	123	5,499
Medtox Scientific, Inc.*	249	3,073
PharmaNet Development Group, Inc.*	306	2,209

Total Life Sciences Tools & Services		50,491
Machinery – 4.1%
Accuride Corp.*	1,586	2,538
Alamo Group, Inc.	375	6,394
Altra Holdings, Inc.*	381	5,624
American Railcar Industries, Inc.	1,004	16,104
Ampco-Pittsburgh Corp.	828	21,445
Astec Industries, Inc.*	1,055	32,526
Badger Meter, Inc.	286	13,428
Blount International, Inc.*	2,129	23,696
Cascade Corp.	775	33,953
Chart Industries, Inc.*	861	24,590
China Fire & Security Group, Inc.*	467	4,908
CIRCOR International, Inc.	582	25,276
Columbus McKinnon Corp.*	867	20,435
Commercial Vehicle Group, Inc.*	587	4,174
Dynamic Materials Corp.	262	6,081
Eastern Co. (The)	517	6,980
EnPro Industries, Inc.*	2,187	81,268
ESCO Technologies, Inc.*	617	29,721
Federal Signal Corp.	2,310	31,647
Flanders Corp.*	131	825
Flow International Corp.*	185	940
Force Protection, Inc.*	4,444	11,910
Freightcar America, Inc.	1,609	47,094
Gehl Co.*	1,098	32,314
Gorman-Rupp Co. (The)	491	18,521
Graham Corp.	156	8,440
Greenbrier Cos., Inc.	704	13,735
Hardinge, Inc.	1,016	12,903
Hurco Cos., Inc.*	402	11,887

See Notes to Financial Statements.

WisdomTree Earnings Funds	47

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund

September 30, 2008

Investments	Shares	Value

Kadant, Inc.*	528	$12,023
Key Technology, Inc.*	90	2,133
K-Tron International, Inc.*	118	15,202
L.S. Starrett (The) Co., Class A	254	4,681
LB Foster Co. Class A*	416	12,655
Lindsay Corp.	177	12,877
Lydall, Inc.*	612	5,894
Met-Pro Corp.	504	7,353
Miller Industries, Inc.*	1,196	8,862
Mueller Industries, Inc.	2,329	53,589
NACCO Industries, Inc. Class A	621	58,696
NN, Inc.	215	2,763
RBC Bearings, Inc.*	638	21,494
Sun Hydraulics Corp.	555	14,452
Tennant Co.	553	18,946
Trimas Corp.*	605	3,969
Twin Disc, Inc.	535	7,362
Wabash National Corp.	1,446	13,665
Xerium Technologies, Inc.	3,458	22,270

Total Machinery		848,243
Marine – 0.2%
American Commercial Lines, Inc.*	2,211	23,525
Global Ship Lease	508	3,236
Horizon Lines, Inc. Class A	1,105	10,906
International Shipholding Corp.*	305	6,680

Total Marine		44,347
Media – 1.1%
Arbitron, Inc.	722	32,266
Citadel Broadcasting Corp.*	8,640	6,739
Entercom Communications Corp. Class A	833	4,182
Entravision Communications Corp.	1,757	4,726
Fisher Communications, Inc.*	90	3,546
Harris Interactive, Inc.*	1,404	2,429
Journal Communications, Inc. Class A	4,240	20,691
Lee Enterprises, Inc.	4,022	14,077
Lin TV Corp. Class A*	647	3,339
McClatchy Co. Class A	8,236	36,239
Media General, Inc. Class A	1,251	15,550
New Frontier Media, Inc.	1,276	3,037
Playboy Enterprises, Inc. Class B*	717	2,825
Rentrak Corp.*	249	3,444
Salem Communications Holding Corp. Class A*	719	899
Sinclair Broadcast Group, Inc. Class A	2,060	10,382
Valassis Communications, Inc.*	2,484	21,511
Value Line, Inc.	403	13,496
Westwood One, Inc.*	10,973	6,035
World Wrestling Entertainment, Inc.	969	14,981

Total Media		220,394
Metals & Mining – 0.7%
A.M. Castle & Co.	1,371	23,691
Brush Engineered Materials, Inc.*	1,281	23,789
China Precision Steel, Inc.*	480	1,598

Investments	Shares	Value

Haynes International, Inc.*	609	$28,520
Mesabi Trust	495	9,578
Olympic Steel, Inc.	570	16,809
Royal Gold, Inc.	491	17,656
Synalloy Corp.	451	6,111
Universal Stainless & Alloy*	482	12,315

Total Metals & Mining		140,067
Multiline Retail – 0.5%
99 Cents Only Stores*	493	5,408
Bon-Ton Stores, Inc. (The)	2,014	5,478
Fred’s, Inc.	1,790	25,454
Retail Ventures, Inc.*	10,294	40,147
Tuesday Morning Corp.	4,692	19,378

Total Multiline Retail		95,865
Multi-Utilities – 0.3%
CH Energy Group, Inc.	881	38,386
NorthWestern Corp.	1,188	29,854

Total Multi-Utilities		68,240
Oil, Gas & Consumable Fuels – 1.8%
Abraxas Petroleum Corp.*	3,460	9,031
Adams Resources & Energy, Inc.	1,152	26,243
Aventine Renewable Energy Holdings, Inc.*	2,556	8,077
Brigham Exploration Co.*	1,432	15,738
Callon Petroleum Co.*	761	13,721
Contango Oil & Gas Co.*	66	3,563
Delek US Holdings, Inc.	4,257	39,462
Enbridge Energy Management LLC.*	459	19,218
Geomet, Inc.*	1,371	7,458
GMX Resources, Inc.*	209	9,990
Gulfport Energy Corp.*	1,286	12,924
Meridian Resource Corp. (The)*	3,317	6,103
Pacific Ethanol, Inc.*	185	257
Parallel Petroleum Corp.*	1,069	10,070
Petroleum Development Corp.*	128	5,679
Petroquest Energy, Inc.*	1,332	20,446
Rosetta Resources, Inc.*	2,079	38,170
USEC, Inc.*	7,583	41,025
Vaalco Energy, Inc.*	3,832	26,211
Verasun Energy Corp	4,846	15,168
Warren Resources, Inc.*	187	1,866
World Fuel Services Corp.	1,493	34,384

Total Oil, Gas & Consumable Fuels		364,804
Paper & Forest Products – 0.4%
Buckeye Technologies, Inc.*	2,428	19,886
Deltic Timber Corp.	107	6,809
Neenah Paper, Inc.	933	18,473
P.H. Glatfelter Co.	119	1,611
Wausau Paper Corp.	2,619	26,531

Total Paper & Forest Products		73,310

See Notes to Financial Statements.

48	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund

September 30, 2008

Investments	Shares	Value

Personal Products – 0.4%
Elizabeth Arden, Inc.*	1,351	$26,520
Inter Parfums, Inc.	1,224	16,597
Mannatech, Inc.	2,238	8,952
Prestige Brands Holdings, Inc.*	3,186	28,292
Reliv International, Inc.	550	2,778

Total Personal Products		83,139
Pharmaceuticals – 1.6%
Alpharma, Inc. Class A*	1,931	71,235
Caraco Pharmaceutical Laboratories, Ltd.*	1,530	19,140
Cpex Pharmaceuticals, Inc.	68	1,275
Depomed, Inc.*	2,932	10,702
Matrixx Initiatives, Inc.*	161	2,896
Medicines Co. (The)*	1,343	31,184
Obagi Medical Products, Inc.*	504	5,030
Pain Therapeutics, Inc.*	898	8,773
Par Pharmaceutical Cos., Inc.*	229	2,814
Pozen, Inc.*	568	5,970
Salix Pharmaceuticals Ltd.*	2,505	16,057
Sciele Pharma, Inc.*	1,615	49,726
Viropharma, Inc.*	7,769	101,930

Total Pharmaceuticals		326,732
Professional Services – 2.9%
Administaff, Inc.	1,146	31,194
Barrett Business Services	766	9,943
CBIZ, Inc.*	2,108	17,813
CDI Corp.	884	19,740
COMSYS IT Partners, Inc.*	1,271	12,354
CoStar Group, Inc.*	139	6,309
CRA International, Inc.*	430	11,816
Diamond Management & Technology Consultants, Inc.	846	3,968
Exponent, Inc.*	450	14,891
First Advantage Corp. Class A*	2,689	37,780
Hudson Highland Group, Inc.*	1,117	7,763
Resources Connection, Inc.*	1,999	45,037
School Specialty, Inc.*	1,024	31,939
Spherion Corp.*	3,091	15,053
Heidrick & Struggles International, Inc.*	1,092	32,924
Hill International, Inc.*	613	8,490
ICF International, Inc.*	1,075	21,231
Kelly Services, Inc. Class A	2,079	39,605
Kforce, Inc.*	3,070	31,345
Korn/Ferry International*	2,216	39,489
LECG Corp.*	763	6,157
Navigant Consulting, Inc.*	2,572	51,156
On Assignment, Inc.*	1,422	11,205
TrueBlue, Inc.*	3,526	56,979
Volt Information Sciences, Inc.*	1,582	14,206
VSE Corp.	156	5,262

Total Professional Services		583,649

Investments	Shares	Value

Real Estate Investment Trusts – 2.2%
Acadia Realty Trust	474	$11,983
Agree Realty Corp.	330	9,438
American Campus Communities, Inc.	1	34
American Land Lease, Inc.	141	2,740
Cedar Shopping Centers, Inc.	816	10,788
EastGroup Properties, Inc.	379	18,397
Extra Space Storage, Inc.	1,677	25,759
FelCor Lodging Trust, Inc.	183	1,310
Getty Realty Corp.	993	22,015
Hersha Hospitality Trust	434	3,229
Inland Real Estate Corp.	1,866	29,278
Kite Realty Group Trust	527	5,797
LTC Properties, Inc.	894	26,212
Medical Properties Trust, Inc.	2,776	31,508
Mission West Properties, Inc.	1,243	12,107
National Health Investors, Inc.	2,063	70,512
Omega Healthcare Investors, Inc.	2,421	47,596
One Liberty Properties, Inc.	1,177	20,798
Ramco-Gershenson Properties Trust	1,845	41,364
Saul Centers, Inc.	392	19,812
Sovran Self Storage, Inc.	639	28,557
Supertel Hospitality, Inc.	346	1,401
Urstadt Biddle Properties, Inc. Class A	1,085	20,344

Total Real Estate Investment Trusts		460,979
Real Estate Management & Development – 0.5%
Avatar Holdings, Inc.*	2,605	85,965
Consolidated-Tomoka Land Co.	89	3,844
Maui Land & Pineapple Co., Inc. *	266	7,312
Stratus Properties, Inc.*	141	3,880
Tejon Ranch Co.*	119	4,421

Total Real Estate Management & Development		105,422
Road & Rail – 1.6%
Arkansas Best Corp.	1,801	60,676
Celadon Group, Inc.*	1,371	15,725
Dollar Thrifty Automotive Group, Inc.*	549	1,060
Genesee & Wyoming, Inc. Class A *	1,557	58,419
Marten Transport Ltd.*	787	15,354
Old Dominion Freight Line, Inc. *	2,268	64,274
P.A.M. Transportation Services, Inc.*	361	3,953
Saia, Inc.*	1,106	14,688
Universal Truckload Services, Inc.*	713	17,369
USA Truck, Inc.*	129	2,058
YRC Worldwide, Inc.*	5,929	70,910

Total Road & Rail		324,486
Semiconductors & Semiconductor Equipment – 2.5%
Actel Corp.*	139	1,735
Advanced Energy Industries, Inc. *	3,789	51,834
ANADIGICS, Inc.*	251	705
Asyst Technologies, Inc.*	739	1,774
ATMI, Inc.*	861	15,481

See Notes to Financial Statements.

WisdomTree Earnings Funds	49

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund

September 30, 2008

Investments	Shares	Value

Axcelis Technologies, Inc.*	2,256	$3,835
AXT, Inc.*	850	1,598
Brooks Automation, Inc.*	2,912	24,344
Cabot Microelectronics Corp. *	705	22,616
Ceva, Inc.*	150	1,245
Cirrus Logic, Inc.*	2,232	12,164
Cohu, Inc.	618	9,777
Eagle Test Systems, Inc.*	1,059	16,213
Entegris, Inc.*	4,137	20,023
FEI Co.*	1,426	33,953
Integrated Silicon Solutions, Inc.*	689	1,592
IXYS Corp.*	1,155	10,499
Kopin Corp.*	30	94
Kulicke & Soffa Industries, Inc.*	1,579	7,121
Mattson Technology, Inc.*	2,100	9,933
Micrel, Inc.	2,820	25,577
MKS Instruments, Inc.*	3,808	75,817
Monolithic Power Systems, Inc.*	18	313
Netlogic Microsystems, Inc.*	216	6,532
NVE Corp.*	145	4,105
Omnivision Technologies, Inc.*	890	10,155
Pericom Semiconductor Corp.*	396	4,158
Photronics, Inc.*	1,969	3,702
Power Integrations, Inc.*	502	12,098
Rudolph Technologies, Inc.*	1,309	10,969
Semitool, Inc.*	767	6,274
Semtech Corp.*	1,232	17,199
Silicon Image, Inc.*	5,522	29,487
Silicon Storage Technology, Inc.*	1,125	3,668
Standard Microsystems Corp.*	489	12,215
Supertex, Inc.*	418	11,771
Techwell, Inc.*	921	8,685
Trident Microsystems, Inc.*	3,273	7,855
Triquint Semiconductor, Inc.*	1,758	8,421
Ultra Clean Holdings*	944	4,758
Volterra Semiconductor Corp.*	128	1,629

Total Semiconductors & Semiconductor Equipment		511,924
Software – 1.4%
ACI Worldwide, Inc.*	262	4,590
Actuate Corp.*	1,762	6,167
American Software, Inc. Class A	834	4,545
Captaris, Inc.*	101	466
Commvault Systems, Inc.*	2,093	25,221
Double-Take Software Inc.*	427	4,249
Epicor Software Corp.*	1,688	13,318
EPIQ Systems, Inc.*	77	1,047
Falconstor Software, Inc.*	594	3,184
i2 Technologies, Inc.*	1,355	18,279
Interactive Intelligence, Inc.*	215	1,939
JDA Software Group, Inc.*	460	6,997
Kenexa Corp.*	805	12,711
Manhattan Associates, Inc.*	768	17,157
Mentor Graphics Corp.*	2,447	27,772

Investments	Shares	Value

MSC.Software Corp.*	295	$3,157
Netscout Systems, Inc.*	568	6,044
Opnet Technologies, Inc.*	480	5,846
Pegasystems, Inc.	471	6,081
PROS Holdings, Inc.*	317	2,977
QAD, Inc.	304	2,104
Quality Systems, Inc.	764	32,286
Radiant Systems, Inc.*	452	3,928
Renaissance Learning, Inc.	352	4,572
Smith Micro Software, Inc.*	507	3,600
Soapstone Networks, Inc.	3,351	11,226
Sonic Solutions, Inc.*	198	871
Sourceforge, Inc.*	1,772	2,410
SPSS, Inc.*	506	14,856
Symyx Technologies*	150	1,487
Synchronoss Technologies, Inc.*	438	4,122
Taleo Corp. Class A*	79	1,571
Tyler Technologies, Inc.*	704	10,680
Ultimate Software Group, Inc.*	249	6,723
Unica Corp.*	23	180
VASCO Data Security International*	702	7,273
Wind River Systems, Inc.*	163	1,630

Total Software		281,266
Specialty Retail – 7.6%
A.C. Moore Arts & Crafts, Inc.*	384	2,408
Aaron Rents, Inc.	2,959	80,099
America’s Car-Mart, Inc.*	150	2,789
Asbury Automotive Group, Inc.	2,692	31,012
Big 5 Sporting Goods Corp.	1,517	15,655
Books-A-Million, Inc.	1,151	5,755
Brown Shoe Co., Inc.	2,285	37,428
Buckle, Inc. (The)	1,235	68,592
Build-A-Bear Workshop, Inc.*	1,278	9,304
Cabela’s, Inc.*	4,226	51,050
Cache, Inc.*	350	2,405
Casual Male Retail Group, Inc.*	5,145	20,220
Cato Corp. (The) Class A	2,253	39,540
Charlotte Russe Holding, Inc.*	1,647	16,882
Charming Shoppes, Inc.*	12,557	61,404
Childrens Place Retail Stores, Inc. (The)*	1,809	60,330
Christopher & Banks Corp.	1,234	9,465
Citi Trends, Inc.*	977	15,915
Coldwater Creek, Inc.*	5,745	33,264
Collective Brands, Inc.*	4,827	88,381
Conn’s, Inc.*	1,550	29,001
Dress Barn, Inc.*	5,716	87,397
DSW, Inc. Class A*	2,608	35,730
Finish Line (The) Class A*	3,322	33,187
Genesco, Inc.*	1,083	36,259
Group 1 Automotive, Inc.	1,980	43,025
Gymboree Corp.*	1,722	61,131
Haverty Furniture Cos., Inc.	205	2,345
Hibbett Sports, Inc.*	1,267	25,365

See Notes to Financial Statements.

50	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund

September 30, 2008

Investments	Shares	Value

HOT Topic, Inc.*	1,530	$10,113
Jo-Ann Stores, Inc.*	362	7,595
JOS A Bank Clothiers, Inc.*	1,188	39,917
Lithia Motors, Inc. Class A	1,816	7,827
MarineMax, Inc.*	767	5,545
Midas Inc.*	383	5,270
Monro Muffler, Inc.	845	19,486
Mothers Work, Inc.*	182	2,526
New York & Co., Inc.*	4,098	39,095
Rent-A-Center, Inc.*	7,487	166,809
Rex Stores Corp.*	353	4,077
Select Comfort Corp.*	3,398	5,607
Shoe Carnival, Inc.*	1,246	20,409
Sonic Automotive, Inc. Class A	3,886	32,876
Stage Stores, Inc.	2,669	36,459
Stein Mart Inc.	4,543	17,763
Systemax, Inc.	1,951	27,431
Talbots, Inc.	132	1,729
Tween Brands, Inc.*	1,695	16,594
West Marine, Inc.*	128	763
Wet Seal, Inc. (The) Class A*	3,350	12,161
Zale Corp.*	2,465	61,625
Zumiez, Inc.*	631	10,399

Total Specialty Retail		1,557,414
Textiles, Apparel & Luxury Goods – 2.0%
American Apparel, Inc.*	121	992
Cherokee, Inc.	736	16,177
G-III Apparel Group Ltd.*	908	16,989
Hartmarx Corp.*	67	125
Heelys, Inc.*	4,458	19,972
Kenneth Cole Productions, Inc. Class A	664	9,761
K-Swiss, Inc. Class A	1,985	34,539
Maidenform Brands, Inc.*	1,790	25,973
Movado Group, Inc.	1,240	27,714
Oxford Industries, Inc.	1,243	32,107
Perry Ellis International, Inc.*	1,300	19,383
Skechers U.S.A., Inc. Class A*	2,819	47,443
Steven Madden Ltd.*	1,393	34,519
Timberland Co. Class A*	2,068	35,921
True Religion Apparel, Inc.*	794	20,525
UniFirst Corp.	875	37,703
Volcom, Inc.*	1,100	19,008
Weyco Group, Inc.	580	19,413

Total Textiles, Apparel & Luxury Goods		418,264
Thrifts & Mortgage Finance – 2.2%
Abington Bancorp, Inc.	506	5,121
Anchor Bancorp Wisconsin, Inc.	1,085	7,975
BankFinancial Corp.	319	4,683
Bank Mutual Corp.	1,166	13,234
BankUnited Financial Corp. Class A	7,454	5,665
Berkshire Hills Bancorp, Inc.	396	12,672
Brookline Bancorp, Inc.	1,345	17,203

Investments	Shares	Value

Clifton Savings Bancorp, Inc.	176	$2,110
Corus Bankshares, Inc.	9,801	39,693
Dime Community Bancshares, Inc.	1,183	18,005
Federal Agricultural Mortgage Corp. Class C	695	2,850
First Financial Holdings, Inc.	625	16,363
First Place Financial Corp. (OH)	1,188	15,266
FirstFed Financial Corp.*	2,519	19,749
Flushing Financial Corp.	1,022	17,885
Franklin Bank Corp.*	2,870	1,406
Imperial Capital Bancorp, Inc.*	813	7,049
Kearny Financial Corp.	141	1,726
Ocwen Financial Corp.*	7,745	62,346
Oritani Financial Corp.*	657	11,070
PMI Group, Inc. (The)	10,549	31,120
Provident Financial Services, Inc.	2,141	35,348
Provident New York Bancorp	1,001	13,233
Rockville Financial, Inc.	384	6,048
Roma Financial Corp.	326	4,809
TierOne Corp.	719	3,688
Triad Guaranty, Inc.*	614	976
TrustCo. Bank Corp.	2,847	33,338
United Community Financial Corp. (OH)	2,152	10,760
Viewpoint Financial Group	229	4,008
Waterstone Financial, Inc.*	197	1,925
Westfield Financial Inc	539	5,552
WSFS Financial Corp.	415	24,900

Total Thrifts & Mortgage Finance		457,776
Trading Companies & Distributors – 1.4%
Aceto Corp.	868	8,324
Beacon Roofing Supply, Inc.*	2,459	38,410
Building Materials Holding Corp.	1,590	747
DXP Enterprises, Inc.*	262	13,967
H&E Equipment Services, Inc.*	2,559	24,720
Houston Wire & Cable Co.	1,497	25,703
Interline Brands, Inc.*	1,598	25,904
Kaman Corp.	770	21,930
Lawson Products, Inc.	172	4,756
Rush Enterprises, Inc. Class A*	2,237	28,634
TAL International Group, Inc.	1,531	31,875
Watsco, Inc.	1,325	66,621

Total Trading Companies & Distributors		291,591
Transportation Infrastructure – 0.0%
CAI International, Inc.*	741	8,195
Water Utilities – 0.3%
American States Water Co.	460	17,710
California Water Service Group.	584	22,484
Middlesex Water Co.	423	7,390
SJW Corp.	427	12,797
Southwest Water Co.	473	6,031

Total Water Utilities		66,412

See Notes to Financial Statements.

WisdomTree Earnings Funds	51

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund

September 30, 2008

Investments	Shares	Value

Wireless Telecommunication Services – 0.5%
Centennial Communications Corp.*	872	$5,441
Syniverse Holdings, Inc.*	4,430	73,583
USA Mobility, Inc.*	2,233	24,563

Total Wireless Telecommunication Services		103,587
TOTAL COMMON STOCKS (Cost: $24,553,730)		20,558,505
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND – 0.0%
UBS Private Money Market Fund LLC, 3.01%(a) (Cost: $786)(b)	786	786
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $24,554,516)(c)		20,559,291
Cash and Other Assets in Excess of Liabilities – 0.2%		48,299

NET ASSETS – 100.0%		$20,607,590
*	Non-income producing security.

(a)	Interest rate shown reflects yield as of September 30, 2008.

(b)	At September 30, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $786.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

52	WisdomTree Earnings Funds

Schedule of Investments (unaudited)

WisdomTree Earnings Top 100 Fund

September 30, 2008

Investments	Shares	Value

COMMON STOCKS – 99.8%
Aerospace & Defense – 1.7%
Boeing Co. (The)	1,679	$96,291
Lockheed Martin Corp.	1,449	158,911

Total Aerospace & Defense		255,202
Air Freight & Logistics – 0.9%
FedEx Corp.	1,653	130,653
Automobiles – 1.1%
Harley-Davidson, Inc.	4,300	160,390
Capital Markets – 5.8%
Goldman Sachs Group, Inc.	1,448	185,344
Legg Mason, Inc.	2,368	90,126
Morgan Stanley	6,956	159,988
TD Ameritrade Holding Corp.*	25,847	418,721

Total Capital Markets		854,179
Chemicals – 4.4%
Dow Chemical Co. (The)	4,794	152,353
E.I. Du Pont de Nemours & Co.	3,961	159,628
PPG Industries, Inc.	2,709	157,989
Rohm & Haas Co.	2,659	186,131

Total Chemicals		656,101
Commercial Banks – 9.0%
BB&T Corp.	5,881	222,301
Fifth Third Bancorp	6,535	77,767
KeyCorp	11,805	140,952
National City Corp.	9,133	15,983
PNC Financial Services Group, Inc. (The)	2,328	173,902
Regions Financial Corp.	9,089	87,254
SunTrust Banks, Inc.	3,023	136,005
U.S. Bancorp	6,041	217,597
Wachovia Corp.	6,292	22,022
Wells Fargo & Co.	6,409	240,529

Total Commercial Banks		1,334,312
Commercial Services & Supplies – 0.9%
Waste Management, Inc.	4,376	137,800
Computers & Peripherals – 1.2%
International Business Machines Corp.	1,478	172,867
Consumer Finance – 2.1%
Capital One Financial Corp.	6,079	310,029
Diversified Financial Services – 5.6%
Bank of America Corp.	5,463	191,205
Citigroup, Inc.	8,347	171,197
JPMorgan Chase & Co.	6,663	311,162
Moody’s Corp.	4,751	161,534

Total Diversified Financial Services		835,098
Diversified Telecommunication Services – 1.6%
Qwest Communications International, Inc.	75,540	243,994

Investments	Shares	Value

Electric Utilities – 4.3%
Duke Energy Corp.	8,366	$145,819
Edison International	2,759	110,084
Exelon Corp.	1,792	112,215
FirstEnergy Corp.	1,980	132,640
Progress Energy, Inc.	3,050	131,547

Total Electric Utilities		632,305
Energy Equipment & Services – 1.1%
Halliburton Co.	4,968	160,914
Food & Staples Retailing – 1.3%
Wal-Mart Stores, Inc.	3,262	195,361
Food Products – 0.6%
Archer-Daniels-Midland Co.	3,764	82,469
Health Care Providers & Services – 2.4%
Aetna, Inc.	2,583	93,272
Cigna Corp.	3,377	114,751
UnitedHealth Group, Inc.	2,567	65,176
WellPoint, Inc.*	1,839	86,010

Total Health Care Providers & Services		359,209
Household Durables – 0.9%
Fortune Brands, Inc.	2,286	131,125
Household Products – 1.0%
Kimberly-Clark Corp.	2,197	142,453
Insurance – 13.7%
Allstate Corp. (The)	7,173	330,820
American International Group, Inc.	4,262	14,192
Berkshire Hathaway, Inc. Class B*	43	188,985
Chubb Corp. (The)	5,420	297,558
Genworth Financial, Inc. Class A	11,461	98,679
Hartford Financial Services Group, Inc. (The)	2,864	117,395
Lincoln National Corp.	3,602	154,202
Loews Corp.	4,052	160,013
Metlife, Inc.	3,142	175,952
Progressive Corp. (The)	13,137	228,584
Travelers Cos., Inc. (The)	5,950	268,940

Total Insurance		2,035,320
Machinery – 4.2%
Caterpillar, Inc.	2,677	159,549
Cummins, Inc.	2,585	113,016
Eaton Corp.	2,081	116,911
Paccar, Inc.	3,239	123,697
Parker Hannifin Corp.	2,005	106,265

Total Machinery		619,438
Media – 2.4%
CBS Corp. Class B	6,531	95,222
McGraw-Hill Cos., Inc. (The)	3,400	107,474
Walt Disney Co. (The)	4,769	146,361

Total Media		349,057

See Notes to Financial Statements.

WisdomTree Earnings Funds	53

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings Top 100 Fund

September 30, 2008

Investments	Shares	Value

Metals & Mining – 4.8%
Alcoa, Inc.	4,735	$106,916
Allegheny Technologies, Inc.	2,231	65,926
Freeport-McMoRan Copper & Gold, Inc.	1,736	98,692
Nucor Corp.	3,626	143,227
Southern Copper Corp.	5,601	106,867
United States Steel Corp.	2,347	182,151

Total Metals & Mining		703,779
Multiline Retail – 3.3%
Kohl’s Corp.*	3,978	183,306
Macy’s, Inc.	6,532	117,445
Sears Holdings Corp.*	2,016	188,497

Total Multiline Retail		489,248
Multi-Utilities – 0.9%
Consolidated Edison, Inc.	3,081	132,360
Office Electronics – 0.8%
Xerox Corp.	9,900	114,147
Oil, Gas & Consumable Fuels – 12.3%
Apache Corp.	1,492	155,586
Chesapeake Energy Corp.	4,850	173,921
Chevron Corp.	2,333	192,426
ConocoPhillips	2,493	182,612
Devon Energy Corp.	1,930	176,016
Exxon Mobil Corp.	2,080	161,533
Hess Corp.	1,920	157,594
Marathon Oil Corp.	4,390	175,029
Occidental Petroleum Corp.	2,121	149,424
Valero Energy Corp.	4,631	140,319
XTO Energy, Inc.	3,208	149,236

Total Oil, Gas & Consumable Fuels		1,813,696
Pharmaceuticals – 0.9%
Wyeth	3,494	129,068
Real Estate Investment Trusts – 2.2%
Boston Properties, Inc.	2,304	215,793
Prologis	2,693	111,140

Total Real Estate Investment Trusts		326,933
Road & Rail – 3.9%
Burlington Northern Santa Fe Corp.	1,831	169,239
CSX Corp.	3,474	189,576
Norfolk Southern Corp.	3,344	221,407

Total Road & Rail		580,222
Semiconductors & Semiconductor Equipment – 0.9%
Applied Materials, Inc.	8,936	135,202
Specialty Retail – 3.6%
Best Buy Co., Inc.	2,904	108,900
Home Depot, Inc.	8,420	217,994
Lowe’s Cos., Inc.	8,948	211,978

Total Specialty Retail		538,872
TOTAL COMMON STOCKS (Cost: $19,315,721)		14,761,803

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND(a) – 0.0%
UBS Private Money Market Fund LLC, 3.01% (Cost: $2)(b)	2	$2
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $19,315,723)(c)		14,761,805
Cash and Other Assets in Excess of Liabilities – 0.2%		33,146

NET ASSETS – 100.0%		$14,794,951
*	Non-income producing security.

(a)	Interest rate shown reflects yield as of September 30, 2008.

(b)	At September 30, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $2.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

54	WisdomTree Earnings Funds

Schedule of Investments (unaudited)

WisdomTree Low P/E Fund

September 30, 2008

Investments	Shares	Value

COMMON STOCKS – 99.5%
Aerospace & Defense – 0.0%
Ceradyne, Inc.*	247	$9,055
Air Freight & Logistics – 0.1%
Air Transport Services Group, Inc.*	1,772	1,311
Atlas Air Worldwide Holdings, Inc.*	143	5,764
Pacer International, Inc.	319	5,254
Park-Ohio Holdings Corp.*	85	1,521

Total Air Freight & Logistics		13,850
Airlines – 0.4%
Alaska Air Group, Inc.*	395	8,054
AMR Corp.*	3,378	33,171
Continental Airlines, Inc. Class B*	1,809	30,174
Pinnacle Airlines Corp.*	324	1,290
Republic Airways Holdings, Inc.*	351	3,577
Skywest, Inc.	450	7,191
UAL Corp.*	1,725	15,163
US Airways Group, Inc.*	2,679	16,154

Total Airlines		114,774
Auto Components – 0.1%
ATC Technology Corp.*	142	3,371
Autoliv, Inc.	462	15,593
Spartan Motors, Inc.	84	267
Tenneco, Inc.*	297	3,157

Total Auto Components		22,388
Automobiles – 0.3%
Harley-Davidson, Inc.	1,749	65,238
Thor Industries, Inc.	311	7,719

Total Automobiles		72,957
Building Products – 0.3%
American Woodmark Corp.	102	2,290
Gibraltar Industries, Inc.	199	3,723
Insteel Industries, Inc.	167	2,270
Lennox International, Inc.	419	13,940
Masco Corp.	2,606	46,751
NCI Buildings Systems, Inc.*	185	5,874
Quanex Building Products Corp.	221	3,368
Simpson Manufacturing Co., Inc.	268	7,260
Universal Forest Products, Inc.	137	4,783

Total Building Products		90,259
Capital Markets – 4.6%
American Capital Ltd.	1,390	35,459
Apollo Investment Corp.	763	13,009
Ares Capital Corp.	489	5,100
E*Trade Financial Corp.*	9,276	25,973
Fortress Investment Group LLC, Class A	1,270	13,335
Goldman Sachs Group, Inc.	4,507	576,896
Hercules Technology Growth Capital, Inc.	171	1,659
Jefferies Group, Inc.	794	17,786
Knight Capital Group, Inc., Class A*	627	9,317

Investments	Shares	Value

Legg Mason, Inc.	822	$31,285
MCG Capital Corp.	786	2,059
Morgan Stanley	13,089	301,047
Patriot Capital Funding, Inc.	193	1,229
Piper Jaffray Cos., Inc.*	99	4,282
Prospect Capital Corp.	143	1,832
SWS Group, Inc.	196	3,951
TD Ameritrade Holding Corp.*	9,838	159,376
TICC Capital Corp.	209	1,074

Total Capital Markets		1,204,669
Chemicals – 2.2%
Dow Chemical Co. (The)	6,446	204,854
E.I. Du Pont de Nemours & Co.	5,598	225,600
H.B. Fuller Co.	337	7,033
Hercules, Inc.	1,634	32,337
ICO, Inc.*	172	965
LSB Industries, Inc.*	137	1,897
PPG Industries, Inc.	1,038	60,536
Quaker Chemical Corp.	90	2,561
RPM International, Inc.	882	17,058
Spartech Corp.	268	2,653
Valspar Corp. (The)	616	13,731
Westlake Chemical Corp.	436	9,169

Total Chemicals		578,394
Commercial Banks – 9.6%
Ameris Bancorp	113	1,678
Arrow Financial Corp.	88	2,588
Associated Banc-Corp	884	17,636
BancFirst Corp.	96	4,640
BancorpSouth, Inc.	444	12,490
Bank of Hawaii Corp.	336	17,959
Banner Corp.	84	1,009
BB&T Corp.	3,959	149,650
Capitol Bancorp Ltd.	125	2,436
Cascade Bancorp	212	1,885
Cathay General Bancorp	363	8,639
Center Financial Corp.	175	2,235
Central Pacific Financial Corp.	341	5,732
Citizens Republic Bankcorp, Inc.	477	1,469
City Bank (Lynnwood WA)	165	2,574
City Holding Co.	118	4,986
City National Corp.	294	15,964
Colonial BancGroup, Inc. (The)	1,411	11,090
Comerica, Inc.	1,410	46,234
Commerce Bancshares, Inc.	371	17,214
Community Trust Bancorp, Inc.	110	3,784
Cullen/Frost Bankers, Inc.	322	19,320
CVB Financial Corp.	478	6,644
East West Bancorp, Inc.	536	7,343
Enterprise Financial Services Corp.	81	1,827
Fifth Third Bancorp	3,642	43,340

See Notes to Financial Statements.

WisdomTree Earnings Funds	55

Schedule of Investments (unaudited) (continued)

WisdomTree Low P/E Fund

September 30, 2008

Investments	Shares	Value

First Bancorp	96	$1,642
First Bancorp (Puerto Rico)	500	5,530
First Citizens BancShares, Inc. Class A	58	10,382
First Community Bancshares, Inc.	83	3,114
First Financial Corp.	73	3,430
First Merchants Corp.	112	2,554
First Midwest Bancorp, Inc.	299	7,248
First Regional Bancorp (Los Angeles CA)*	128	800
First South Bancorp, Inc.	81	1,399
First State Bancorporation (NM)	129	689
FNB Corp./PA	377	6,024
Frontier Financial Corp.	310	4,163
Fulton Financial Corp.	1,093	11,925
Great Southern Bancorp, Inc.	116	1,479
Green County Bancshares, Inc.	74	1,740
Hanmi Financial Corp.	603	3,045
Heartland Financial USA, Inc.	101	2,531
Heritage Commerce Corp.	110	1,674
Horizon Financial Corp.	96	872
Huntington Bancshares, Inc.	2,446	19,544
Independent Bank Corp. /MA	83	2,587
Integra Bank Corp.	113	902
International Bancshares Corp.	445	12,015
KeyCorp	4,109	49,061
Lakeland Financial Corp.	96	2,108
M&T Bank Corp.	801	71,489
MainSource Financial Group, Inc.	130	2,548
Marshall & Ilsley Corp.	2,593	52,249
Nara Bancorp, Inc.	266	2,979
National Penn Bancshares, Inc.	318	4,643
NBT Bancorp, Inc.	194	5,804
Old National Bancorp	352	7,047
Old Second Bancorp, Inc.	71	1,315
Pacific Capital Bancorp	334	6,797
PacWest Bancorp	219	6,261
Park National Corp.	96	7,488
Peoples Bancorp, Inc.	70	1,524
Popular, Inc.	2,235	18,528
Preferred Bank	96	1,076
Provident Bankshares Corp.	211	2,049
Regions Financial Corp.	5,796	55,642
Renasant Corp.	124	2,692
Republic Bancorp, Inc. Class A	125	3,790
S&T Bancorp, Inc.	141	5,193
Sandy Spring Bancorp, Inc.	88	1,945
Santander BanCorp	321	3,467
SCBT Financial Corp.	56	2,106
Security Bank Corp.	250	1,038
Sierra Bancorp	73	1,523
Simmons First National Corp. Class A	82	2,919
Southwest Bancorp, Inc.	114	2,014
Sterling Financial Corp. /WA	453	6,569
Suffolk Bancorp	57	2,246

Investments	Shares	Value

SunTrust Banks, Inc.	2,539	$114,230
SVB Financial Group*	200	11,584
SY Bancorp, Inc.	85	2,603
Synovus Financial Corp.	2,041	21,124
Taylor Capital Group, Inc.	113	1,355
TCF Financial Corp.	1,034	18,612
Trico Bancshares	97	2,088
Trustmark Corp.	369	7,653
U.S. Bancorp	11,685	420,893
UCBH Holdings, Inc.	560	3,590
Umpqua Holdings Corp.	416	6,119
Union Bankshares Corp.	97	2,328
United Bankshares, Inc.	263	9,205
United Community Banks, Inc.	324	4,296
Univest Corp. of Pennsylvania	112	4,144
Virginia Commerce Bancorp*	203	1,269
Wachovia Corp.	17,654	61,789
Washington Trust Bancorp, Inc.	81	2,155
Webster Financial Corp.	365	9,216
Wells Fargo & Co.	23,588	885,257
WesBanco, Inc.	153	4,073
West Coast Bancorp (OR)	126	1,847
Whitney Holding Corp.	532	12,901
Wilmington Trust Corp.	516	14,876
Wilshire Bancorp, Inc.	293	3,566
Zions Bancorp.	1,015	39,281

Total Commercial Banks		2,515,819
Commercial Services & Supplies – 0.4%
American Reprographics Co.*	348	6,003
Amrep Corp.*	101	4,283
Consolidated Graphics, Inc.*	90	2,730
Deluxe Corp.	405	5,828
Ennis, Inc.	200	3,092
Herman Miller, Inc.	402	9,837
IKON Office Solutions, Inc.	782	13,302
Knoll, Inc.	321	4,854
Mobile Mini, Inc.*	193	3,731
Pitney Bowes, Inc.	1,252	41,642
Schawk, Inc.	168	2,540
Standard Parking Corp.*	123	2,733
United Stationers, Inc.*	246	11,766

Total Commercial Services & Supplies		112,341
Communications Equipment – 0.1%
Arris Group, Inc.*	1,177	9,098
CommScope, Inc.*	350	12,124

Total Communications Equipment		21,222
Computers & Peripherals – 3.5%
Immersion Corp.*	213	1,240
International Business Machines Corp.	7,275	850,884
Intevac, Inc.*	265	2,820
Lexmark International, Inc. Class A*	685	22,310

See Notes to Financial Statements.

56	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Low P/E Fund

September 30, 2008

Investments	Shares	Value

Super Micro Computer, Inc.*	212	$1,910
Western Digital Corp.*	1,495	31,873

Total Computers & Peripherals		911,037
Construction & Engineering – 0.1%
EMCOR Group, Inc.*	351	9,239
Michael Baker Corp.*	68	2,366
Northwest Pipe Co.*	55	2,399
Perini Corp.*	142	3,662

Total Construction & Engineering		17,666
Construction Materials – 0.0%
Eagle Materials, Inc.	318	7,114
Consumer Finance – 1.4%
Advance America Cash Advance Centers, Inc.	559	1,671
Advanta Corp. Class B	838	6,897
AmeriCredit Corp.*	2,384	24,150
Capital One Financial Corp.	4,619	235,569
Cash America International, Inc.	169	6,091
Credit Acceptance Corp.*	253	4,301
Discover Financial Services	4,218	58,293
Ezcorp, Inc. Class A*	235	4,418
First Cash Financial Services, Inc.*	195	2,925
First Marblehead Corp. (The)	2,590	6,449
Student Loan Corp. (The)	132	12,276
World Acceptance Corp.*	125	4,500

Total Consumer Finance		367,540
Containers & Packaging – 0.3%
AEP Industries, Inc.*	81	1,620
Crown Holdings, Inc.*	1,065	23,654
Rock-Tenn Co. Class A	243	9,715
Sealed Air Corp.	1,189	26,146
Sonoco Products Co.	558	16,561

Total Containers & Packaging		77,696
Distributors – 0.0%
Core-Mark Holding Co., Inc.*	76	1,899
Diversified Consumer Services – 0.0%
Pre-Paid Legal Services, Inc.*	86	3,548
Regis Corp.	268	7,370

Total Diversified Consumer Services		10,918
Diversified Financial Services – 14.4%
Asset Acceptance Capital Corp.	200	2,108
Asta Funding, Inc.	115	806
Bank of America Corp.	37,954	1,328,390
Citigroup, Inc.	46,861	961,119
Encore Capital Group, Inc.*	90	1,233
Financial Federal Corp.	194	4,446
JPMorgan Chase & Co.	30,586	1,428,367
Moody’s Corp.	1,648	56,032
Portfolio Recovery Associates, Inc.*	98	4,766

Total Diversified Financial Services		3,787,267

Investments	Shares	Value

Diversified Telecommunication Services – 0.8%
CenturyTel, Inc.	672	$24,629
Cincinnati Bell, Inc.*	1,511	4,669
Embarq Corp.	1,094	44,362
Qwest Communications International, Inc.	31,899	103,034
Windstream Corp.	2,910	31,835

Total Diversified Telecommunication Services		208,529
Electric Utilities – 0.7%
ALLETE, Inc.	183	8,144
Cleco Corp.	433	10,933
Duke Energy Corp.	7,222	125,880
MGE Energy, Inc.	126	4,479
Portland General Electric Co.	478	11,309
Westar Energy, Inc.	630	14,515

Total Electric Utilities		175,260
Electrical Equipment – 0.2%
A.O. Smith Corp.	209	8,191
Acuity Brands, Inc.	304	12,696
AZZ, Inc.*	82	3,392
Encore Wire Corp.	183	3,314
GrafTech International Ltd.*	555	8,386
Regal-Beloit Corp.	199	8,461

Total Electrical Equipment		44,440
Electronic Equipment & Instruments – 0.4%
Anixter International, Inc.*	293	17,436
Arrow Electronics, Inc.*	912	23,913
Avnet, Inc.*	996	24,532
Benchmark Electronics, Inc.*	450	6,336
CPI International, Inc.*	123	1,781
Ingram Micro, Inc. Class A*	1,035	16,632
Insight Enterprises, Inc.*	280	3,755
LoJack Corp.*	115	769
SYNNEX Corp.*	237	5,295
Vishay Intertechnology, Inc.*	1,233	8,162

Total Electronic Equipment & Instruments		108,611
Energy Equipment & Services – 2.6%
Allis-Chalmers Energy, Inc.*	269	3,403
Basic Energy Services, Inc.*	407	8,669
BJ Services Co.	2,558	48,934
Bronco Drilling Co., Inc.*	268	2,739
Cal Dive International, Inc.*	689	7,303
Complete Production Services, Inc.*	812	16,346
ENSCO International, Inc.	1,401	80,739
Global Industries Ltd.*	673	4,671
Grey Wolf, Inc.*	2,843	22,119
Gulfmark Offshore, Inc.*	200	8,976
Halliburton Co.	5,458	176,784
Helmerich & Payne, Inc.	794	34,293
Hornbeck Offshore Services, Inc.*	167	6,450
Key Energy Group, Inc.*	795	9,222

See Notes to Financial Statements.

WisdomTree Earnings Funds	57

Schedule of Investments (unaudited) (continued)

WisdomTree Low P/E Fund

September 30, 2008

Investments	Shares	Value

Lufkin Industries, Inc.	113	$8,967
Oil States International, Inc.*	506	17,887
Parker Drilling Co.*	988	7,924
Patterson-UTI Energy, Inc.	2,152	43,082
Pioneer Drilling Co.*	473	6,291
Pride International, Inc.*	952	28,189
Rowan Cos., Inc.	853	26,059
RPC, Inc.	673	9,462
SEACOR Holdings, Inc.*	168	13,264
Smith International, Inc.	8	469
Superior Energy Services, Inc.*	633	19,712
Superior Well Services, Inc.*	172	4,353
Tidewater, Inc.	489	27,071
Trico Marine Services, Inc.*	110	1,879
Union Drilling, Inc.*	226	2,393
Unit Corp.*	501	24,960

Total Energy Equipment & Services		672,610
Food & Staples Retailing – 0.0%
Andersons, Inc. (The)	99	3,487
Pantry, Inc. (The)*	129	2,734
Winn-Dixie Stores, Inc.*	391	5,434

Total Food & Staples Retailing		11,655
Food Products – 0.3%
American Dairy, Inc.*	79	800
Archer-Daniels-Midland Co.	3,102	67,965
Cal-Maine Foods, Inc.	219	6,009
Imperial Sugar Co.	177	2,397
Sanderson Farms, Inc.	160	5,878
TreeHouse Foods, Inc.*	170	5,049

Total Food Products		88,098
Gas Utilities – 0.2%
AGL Resources, Inc.	445	13,964
Atmos Energy Corp.	557	14,827
Nicor, Inc.	251	11,132
Southwest Gas Corp.	249	7,535
UGI Corp.	584	15,056

Total Gas Utilities		62,514
Health Care Equipment & Supplies – 0.0%
Aspect Medical Systems, Inc.*	177	920
Palomar Medical Technologies, Inc.*	181	2,437

Total Health Care Equipment & Supplies		3,357
Health Care Providers & Services – 1.1%
Apria Healthcare Group, Inc.*	310	5,654
Centene Corp.*	266	5,456
Cigna Corp.	1,730	58,785
Emergency Medical Services Corp. Class A*	154	4,602
Healthspring, Inc.*	349	7,385
LCA-Vision, Inc.	166	770
LifePoint Hospitals, Inc.*	339	10,895
Lincare Holdings, Inc.*	534	16,068

Investments	Shares	Value

National Healthcare Corp.	72	$3,393
Omnicare, Inc.	766	22,038
WellCare Health Plans, Inc.*	420	15,120
WellPoint, Inc.*	3,073	143,724

Total Health Care Providers & Services		293,890
Hotels, Restaurants & Leisure – 0.4%
AFC Enterprises, Inc.*	165	1,198
Ambassadors Group, Inc.	160	2,546
Bluegreen Corp.*	389	2,688
Brinker International, Inc.	819	14,652
Carrols Restaurant Group, Inc.*	185	555
CBRL Group, Inc.	175	4,603
CEC Entertainment, Inc.*	211	7,005
Darden Restaurants, Inc.	1,085	31,063
Dover Downs Gaming & Entertainment, Inc.	200	1,556
Jack in the Box, Inc.*	378	7,976
McCormick & Schmick’s Seafood Restaurants, Inc.*	45	438
Ruby Tuesday, Inc.	506	2,930
Wyndham Worldwide Corp.	1,238	19,448

Total Hotels, Restaurants & Leisure		96,658
Household Durables – 1.2%
Black & Decker Corp. (The)	497	30,193
Blyth, Inc.	267	3,028
Brookfield Homes Corp.	473	6,792
Ethan Allen Interiors, Inc.	226	6,333
Fortune Brands, Inc.	916	52,541
Harman International Industries, Inc.	327	11,141
Leggett & Platt, Inc.	1,005	21,899
Mohawk Industries, Inc.*	481	32,415
National Presto Industries, Inc.	53	3,949
NVR, Inc.*	65	37,180
Sealy Corp.	529	3,417
Stanley Works (The)	568	23,708
Toll Brothers, Inc.*	1,163	29,342
Whirlpool Corp.	576	45,671

Total Household Durables		307,609
Household Products – 0.0%
Central Garden and Pet Co. Class A*	522	3,106
Independent Power Producers & Energy – 0.2%
Mirant Corp.*	2,887	52,803
Industrial Conglomerates – 0.1%
Carlisle Cos., Inc.	430	12,887
Seaboard Corp.	13	16,341

Total Industrial Conglomerates		29,228
Insurance – 14.0%
Alleghany Corp.*	47	17,155
Allstate Corp. (The)	7,264	335,015
AMBAC Financial Group, Inc.	682	1,589
American Equity Investment Life Holding Co., Inc.	672	5,040

See Notes to Financial Statements.

58	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Low P/E Fund

September 30, 2008

Investments	Shares	Value

American Financial Group, Inc.	1,159	$34,191
American International Group, Inc.	21,309	70,959
American National Insurance Co.	175	15,108
American Physicians Capital, Inc.	102	4,318
Amerisafe, Inc.*	223	4,059
Amtrust Financial Services, Inc.	585	7,950
Assurant, Inc.	935	51,425
Baldwin & Lyons, Inc. Class B	144	3,452
Berkshire Hathaway, Inc. Class B*	224	984,479
Chubb Corp. (The)	3,939	216,251
Cincinnati Financial Corp.	1,159	32,962
CNA Financial Corp.	2,557	67,096
CNA Surety Corp.*	363	6,062
Darwin Professional Underwriters, Inc.*	98	3,049
Delphi Financial Group, Inc. Class A	347	9,730
Donegal Group, Inc. Class A	195	3,535
EMC Insurance Group, Inc.	152	4,481
Employers Holdings, Inc.	852	14,808
Erie Indemnity Co. Class A	352	14,879
FBL Financial Group, Inc. Class A	210	5,857
Fidelity National Financial, Inc. Class A	1,335	19,625
First Mercury Financial Corp.*	142	2,024
Fpic Insurance Group, Inc.*	69	3,546
Genworth Financial, Inc. Class A	4,486	38,624
Hallmark Financial Services, Inc.*	138	1,254
Hanover Insurance Group, Inc. (The)	418	19,027
Harleysville Group, Inc.	221	8,354
Hartford Financial Services Group, Inc. (The)	2,946	120,757
HCC Insurance Holdings, Inc.	1,004	27,108
Horace Mann Educators Corp.	379	4,878
Independence Holding Co.	191	2,206
Infinity Property & Casualty Corp.	167	6,880
Lincoln National Corp.	2,022	86,562
Loews Corp.	3,540	139,795
Markel Corp.*	60	21,090
MBIA, Inc.	1,559	18,552
Meadowbrook Insurance Group, Inc.*	236	1,666
Mercury General Corp.	363	19,874
Metlife, Inc.	5,178	289,968
National Interstate Corp.	104	2,499
National Western Life Insurance Co. Class A	30	7,262
Nationwide Financial Services, Inc. Class A	1,232	60,775
Navigators Group, Inc.*	123	7,134
Odyssey Re Holdings Corp.	628	27,506
Old Republic International Corp.	1,860	23,715
Philadelphia Consolidated Holding Co.*	615	36,021
Phoenix Cos., Inc. (The)	994	9,185
Presidential Life Corp.	334	5,274
ProAssurance Corp.*	235	13,160
Progressive Corp. (The)	5,918	102,973
Protective Life Corp.	534	15,224
Reinsurance Group of America, Inc. Class A	492	26,568

Investments	Shares	Value

RLI Corp.	233	$14,467
Safety Insurance Group, Inc.	210	7,965
SeaBright Insurance Holdings, Inc.*	198	2,574
Selective Insurance Group, Inc.	436	9,993
StanCorp Financial Group, Inc.	364	18,928
State Auto Financial Corp.	334	9,709
Torchmark Corp.	701	41,920
Transatlantic Holdings, Inc.	518	28,153
Travelers Cos., Inc. (The)	7,110	321,371
United Fire & Casualty Co.	293	8,377
Unitrin, Inc.	378	9,427
Universal Insurance Holdings, Inc.	458	1,594
Unum Group	2,710	68,021
W.R. Berkley Corp.	1,992	46,912
Zenith National Insurance Corp.	492	18,027

Total Insurance		3,689,974
Internet & Catalog Retail – 0.0%
NutriSystem, Inc.*	369	6,539
Internet Software & Services – 0.0%
TheStreet.com, Inc.	206	1,234
IT Services – 0.3%
Broadridge Financial Solutions, Inc.	713	10,973
Ciber, Inc.*	350	2,447
Convergys Corp.*	822	12,149
CSG Systems International, Inc.*	304	5,329
Global Cash Access Holdings, Inc.*	569	2,879
InfoGROUP, Inc.	388	2,565
SAIC, Inc.*	1,425	28,828
Total System Services, Inc.	986	16,170

Total IT Services		81,340
Leisure Equipment & Products – 0.3%
Hasbro, Inc.	906	31,456
Jakks Pacific, Inc.*	253	6,302
Mattel, Inc.	2,320	41,853
Pool Corp.	291	6,789

Total Leisure Equipment & Products		86,400
Machinery – 2.2%
American Railcar Industries, Inc.	138	2,214
Ampco-Pittsburgh Corp.	88	2,279
Cascade Corp.	69	3,023
Caterpillar, Inc.	4,168	248,412
Dover Corp.	1,140	46,227
Eaton Corp.	930	52,247
EnPro Industries, Inc.*	249	9,253
Freightcar America, Inc.	195	5,708
Gardner Denver, Inc.*	445	15,450
Hurco Cos., Inc.*	43	1,272
Mueller Industries, Inc.	239	5,499
NACCO Industries, Inc. Class A	68	6,427
Oshkosh Truck Corp.	459	6,040

See Notes to Financial Statements.

WisdomTree Earnings Funds	59

Schedule of Investments (unaudited) (continued)

WisdomTree Low P/E Fund

September 30, 2008

Investments	Shares	Value

Paccar, Inc.	2,136	$81,574
Terex Corp.*	751	22,921
Timken Co. (The)	710	20,129
Trinity Industries, Inc.	866	22,282
Twin Disc, Inc.	67	922
Wabash National Corp.	127	1,200
Wabtec Corp.	268	13,730
Xerium Technologies, Inc.	311	2,003

Total Machinery		568,812
Media – 0.6%
AH Belo Corp. Class A	116	599
Belo Corp. Class A	590	3,516
CBS Corp. Class B	4,081	59,501
Cinemark Holdings, Inc.	590	8,024
Cox Radio, Inc. Class A*	529	5,586
Gannett Co., Inc.	2,361	39,925
Harte-Hanks, Inc.	473	4,905
Idearc, Inc.	868	1,085
Journal Communications, Inc. Class A	459	2,240
Lee Enterprises, Inc.	478	1,673
McClatchy Co. Class A	856	3,766
Media General, Inc. Class A	127	1,579
Regal Entertainment Group Class A	1,470	23,197
Scholastic Corp.*	243	6,240
Valassis Communications, Inc.*	282	2,442

Total Media		164,278
Metals & Mining – 2.3%
A.M. Castle & Co.	166	2,868
Alcoa, Inc.	5,127	115,768
Allegheny Technologies, Inc.	709	20,951
Brush Engineered Materials, Inc.*	129	2,396
Commercial Metals Co.	948	16,012
Freeport-McMoRan Copper & Gold, Inc.	2,236	127,117
Nucor Corp.	2,098	82,871
Olympic Steel, Inc.	76	2,241
Reliance Steel & Aluminum Co.	633	24,035
Schnitzer Steel Industries, Inc. Class A	168	6,592
Southern Copper Corp.	6,075	115,911
Steel Dynamics, Inc.	1,326	22,661
United States Steel Corp.	938	72,798
Universal Stainless & Alloy*	69	1,763

Total Metals & Mining		613,984
Multiline Retail – 1.7%
Big Lots, Inc.*	696	19,370
Bon-Ton Stores, Inc. (The)	227	617
Dillard’s, Inc. Class A	767	9,051
Dollar Tree Stores, Inc.*	603	21,925
Family Dollar Stores, Inc.	1,017	24,103
JC Penney Co., Inc.	2,077	69,247
Kohl’s Corp.*	2,134	98,335
Macy’s, Inc.	2,885	51,872

Investments	Shares	Value

Nordstrom, Inc.	1,665	$47,985
Retail Ventures, Inc.*	1,330	5,187
Sears Holdings Corp.*	1,037	96,960
Tuesday Morning Corp.*	678	2,800

Total Multiline Retail		447,452
Multi-Utilities – 0.3%
CH Energy Group, Inc.	99	4,313
NiSource, Inc.	1,508	22,259
OGE Energy Corp.	588	18,157
TECO Energy, Inc.	1,303	20,496

Total Multi-Utilities		65,225
Oil, Gas & Consumable Fuels – 22.8%
Alon USA Energy, Inc.	400	5,392
Atlas Energy Resources LLC	219	5,650
Aventine Renewable Energy Holdings, Inc.*	349	1,103
Chesapeake Energy Corp.	3,091	110,843
Chevron Corp.	14,808	1,221,364
Cimarex Energy Co.	506	24,748
ConocoPhillips	11,062	810,292
Delek US Holdings, Inc.	433	4,014
Devon Energy Corp.	2,413	220,066
Exxon Mobil Corp.	35,396	2,748,852
Frontier Oil Corp.	962	17,720
Hess Corp.	1,444	118,524
Holly Corp.	506	14,634
Marathon Oil Corp.	6,001	239,260
Mariner Energy Inc.*	492	10,086
Overseas Shipholding Group, Inc.	253	14,752
Southern Union Co.	757	15,632
St. Mary Land & Exploration Co.	405	14,438
Sunoco, Inc.	1,084	38,569
Swift Energy Co.*	239	9,247
Tesoro Corp.	1,228	20,250
USEC, Inc.*	923	4,993
Vaalco Energy, Inc.*	464	3,174
Valero Energy Corp.	5,680	172,104
Walter Industries, Inc.	276	13,096
Western Refining, Inc.	923	9,332
World Fuel Services Corp.	158	3,639
XTO Energy, Inc.	2,571	119,603

Total Oil, Gas & Consumable Fuels		5,991,377
Paper & Forest Products – 0.0%
Buckeye Technologies, Inc.*	220	1,802
Neenah Paper, Inc.	96	1,901
Wausau Paper Corp.	297	3,008

Total Paper & Forest Products		6,711
Personal Products – 0.1%
NBTY, Inc.*	623	18,391
Prestige Brands Holdings, Inc.*	435	3,863

Total Personal Products		22,254

See Notes to Financial Statements.

60	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Low P/E Fund

September 30, 2008

Investments	Shares	Value

Pharmaceuticals – 1.3%
Caraco Pharmaceutical Laboratories, Ltd.*	179	$2,239
King Pharmaceuticals, Inc.*	1,595	15,280
Salix Pharmaceuticals Ltd.*	280	1,795
Sepracor, Inc.*	629	11,517
Viropharma, Inc.*	865	11,349
Wyeth	7,773	287,135

Total Pharmaceuticals		329,315
Professional Services – 0.3%
COMSYS IT Partners, Inc.*	169	1,643
Heidrick & Struggles International, Inc.*	114	3,437
ICF International, Inc.*	126	2,489
Kelly Services, Inc. Class A	248	4,724
Kforce, Inc.*	339	3,461
Korn/Ferry International*	276	4,918
Manpower, Inc.	619	26,716
MPS Group, Inc.*	626	6,310
Navigant Consulting, Inc.*	304	6,047
School Specialty, Inc.*	114	3,556
Spherion Corp.*	337	1,641
TrueBlue, Inc.*	403	6,512
Volt Information Sciences, Inc.*	186	1,670

Total Professional Services		73,124
Real Estate Investment Trusts – 0.7%
Boston Properties, Inc.	899	84,199
Colonial Properties Trust	1,243	23,232
Medical Properties Trust, Inc.	305	3,462
Mission West Properties, Inc.	194	1,890
National Health Investors, Inc.	252	8,613
One Liberty Properties, Inc.	125	2,209
Prologis	1,512	62,400
Ramco-Gershenson Properties Trust	175	3,924

Total Real Estate Investment Trusts		189,929
Real Estate Management & Development – 0.2%
Avatar Holdings, Inc.*	325	10,725
CB Richard Ellis Group, Inc. Class A*	1,414	18,905
Jones Lang LaSalle, Inc.	260	11,305

Total Real Estate Management & Development		40,935
Road & Rail – 0.8%
Arkansas Best Corp.	196	6,603
Con-way, Inc.	324	14,292
Norfolk Southern Corp.	2,250	148,972
Old Dominion Freight Line, Inc.*	268	7,595
Ryder System, Inc.	390	24,180
Universal Truckload Services, Inc.*	85	2,071
YRC Worldwide, Inc.*	675	8,073

Total Road & Rail		211,786
Semiconductors & Semiconductor Equipment – 0.3%
Advanced Energy Industries, Inc.*	383	5,239
Amkor Technology, Inc.*	1,833	11,676

Investments	Shares	Value

Cymer, Inc.*	181	$4,585
MKS Instruments, Inc.*	447	8,900
Novellus Systems, Inc.*	627	12,314
ON Semiconductor Corp.*	2,279	15,407
Photronics, Inc.*	276	519
RF Micro Devices, Inc.*	1,957	5,714
Silicon Image, Inc.*	654	3,492
Trident Microsystems, Inc.*	388	931

Total Semiconductors & Semiconductor Equipment		68,777
Software – 0.1%
i2 Technologies, Inc.*	172	2,320
Parametric Technology Corp.*	781	14,371

Total Software		16,691
Specialty Retail – 4.3%
Aaron Rents, Inc.	319	8,635
Advance Auto Parts, Inc.	543	21,535
American Eagle Outfitters, Inc.	1,584	24,156
Asbury Automotive Group, Inc.	281	3,237
AutoNation, Inc.*	1,748	19,648
Autozone, Inc.*	418	51,556
Bed Bath & Beyond, Inc.*	1,617	50,790
Big 5 Sporting Goods Corp.	160	1,651
Brown Shoe Co., Inc.	263	4,308
Build-A-Bear Workshop, Inc.*	142	1,034
Cabela’s, Inc.*	513	6,197
Casual Male Retail Group, Inc.*	519	2,040
Cato Corp. (The) Class A	250	4,388
Charlotte Russe Holding, Inc.*	185	1,896
Charming Shoppes, Inc.*	1,514	7,403
Chico’s FAS, Inc.*	1,215	6,646
Childrens Place Retail Stores, Inc. (The)*	198	6,603
Citi Trends, Inc.*	48	782
Coldwater Creek, Inc.*	545	3,156
Collective Brands, Inc.*	594	10,876
Conn’s, Inc.*	186	3,480
Dress Barn, Inc.*	587	8,975
Finish Line (The) Class A*	46	460
Foot Locker, Inc.	979	15,821
Genesco, Inc.*	140	4,687
Group 1 Automotive, Inc.	229	4,976
Gymboree Corp.*	191	6,781
Home Depot, Inc.	13,856	358,731
JOS A Bank Clothiers, Inc.*	151	5,074
Lithia Motors, Inc. Class A	223	961
Lowe’s Cos., Inc.	11,020	261,063
Ltd. Brands, Inc.	3,407	59,009
Men’s Wearhouse, Inc. (The)	486	10,323
New York & Co., Inc.*	403	3,845
Office Depot, Inc.*	3,170	18,449
OfficeMax, Inc.	768	6,828
Penske Auto Group, Inc.	520	5,964
RadioShack Corp.	1,047	18,092
Rent-A-Center, Inc.*	906	20,186

See Notes to Financial Statements.

WisdomTree Earnings Funds	61

Schedule of Investments (unaudited) (concluded)

WisdomTree Low P/E Fund

September 30, 2008

Investments	Shares	Value

Ross Stores, Inc.	785	$28,896
Select Comfort Corp.*	349	576
Sherwin-Williams Co. (The)	795	45,442
Sonic Automotive, Inc. Class A	532	4,501
Stage Stores, Inc.	290	3,961
Stein Mart Inc.	381	1,490
Systemax, Inc.*	227	3,192
Tween Brands, Inc.*	194	1,899

Total Specialty Retail		1,140,199
Textiles, Apparel & Luxury Goods – 0.5%
Cherokee, Inc.	88	1,934
Columbia Sportswear Co.	229	9,609
G-III Apparel Group Ltd.*	57	1,066
Jones Apparel Group, Inc.	1,384	25,618
K-Swiss, Inc. Class A	225	3,915
Maidenform Brands, Inc.*	223	3,236
Movado Group, Inc.	152	3,397
Oxford Industries, Inc.	144	3,720
Perry Ellis International, Inc.*	152	2,266
Phillips-Van Heusen Corp.	336	12,738
Skechers U.S.A., Inc. Class A*	283	4,763
Steven Madden Ltd.*	155	3,841
VF Corp.	656	50,715
Weyco Group, Inc.	72	2,410
Wolverine World Wide, Inc.	319	8,441

Total Textiles, Apparel & Luxury Goods		137,669
Thrifts & Mortgage Finance – 0.1%
Anchor Bancorp Wisconsin, Inc.	124	911
BankUnited Financial Corp. Class A	1,419	1,078
Corus Bankshares, Inc.	1,192	4,828
Downey Financial Corp.	334	935
Federal Agricultural Mortgage Corp. Class C	72	295
First Financial Holdings, Inc.	82	2,147
First Place Financial Corp. (OH)	144	1,850
FirstFed Financial Corp.*	276	2,164
Ocwen Financial Corp.*	918	7,391
PMI Group, Inc. (The)	1,258	3,711
TierOne Corp.	77	395
WSFS Financial Corp.	43	2,580

Total Thrifts & Mortgage Finance		28,285
Tobacco – 0.0%
Universal Corp./VA	166	8,149
Trading Companies & Distributors – 0.3%
Applied Industrial Technologies, Inc.	238	6,409
Beacon Roofing Supply, Inc.*	239	3,733
GATX Corp.	377	14,918
H&E Equipment Services, Inc.*	321	3,101
Houston Wire & Cable Co.	181	3,108
RSC Holdings, Inc.*	768	8,724
Rush Enterprises, Inc. Class A*	279	3,571

Investments	Shares	Value

TAL International Group, Inc.	182	$3,789
United Rentals, Inc.*	1,009	15,377
Watsco, Inc.	157	7,894
WESCO International, Inc.*	505	16,252

Total Trading Companies & Distributors		86,876
Wireless Telecommunication Services – 0.0%
Syniverse Holdings, Inc.*	505	8,388
USA Mobility, Inc.*	281	3,091

Total Wireless Telecommunication Services		11,479
TOTAL COMMON STOCKS (Cost: $33,261,910)		26,184,027
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND(a) – 0.0%
UBS Private Money Market Fund LLC, 3.01% (Cost: $422)(b)	422	422
TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $33,262,332)(c)		26,184,449
Cash and Other Assets in Excess of Liabilities – 0.5%		136,570

NET ASSETS – 100.0%		$26,321,019
*	Non-income producing security.

(a)	Interest rate shown reflects yield as of September 30, 2008.

(b)	At September 30, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $422.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

62	WisdomTree Earnings Funds

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Aerospace & Defense – 0.3%
Bharat Electronics Ltd.	35,638	$678,803
Auto Components – 0.7%
Amtek Auto Ltd.	289,174	1,020,252
Bharat Forge Ltd.	87,695	344,599

Total Auto Components		1,364,851
Automobiles – 2.8%
Hero Honda Motors Ltd.	87,150	1,618,672
Mahindra & Mahindra Ltd.	245,560	2,663,959
Maruti Suzuki India Ltd.	103,277	1,517,764

Total Automobiles		5,800,395
Beverages – 0.4%
United Spirits Ltd.	33,248	895,993
Biotechnology – 0.2%
Biocon Ltd.	95,886	364,332
Chemicals – 1.4%
Asian Paints Ltd.	32,806	829,249
Castrol India Ltd.	11,780	85,782
Gujarat Flourochemicals	45,000	144,586
Jubilant Organosys Ltd.	45,428	273,932
Pidilite Industries Ltd.	10,000	27,755
Sterling Biotech Ltd.	55,201	201,986
Tata Chemicals Ltd.	156,770	755,227
United Phosphorus Ltd.	77,662	511,876

Total Chemicals		2,830,393
Commercial Banks – 7.5%
Axis Bank Ltd.	132,641	2,034,168
Bank of India	240,111	1,458,355
Canara Bank	331,875	1,338,029
Corp. Bank	116,846	678,461
HDFC Bank Ltd.	103,431	2,708,168
ICICI Bank Ltd.	514,022	5,861,481
Industrial Development Bank of India Ltd.	320,024	506,628
Syndicate Bank	464,432	647,228
Yes Bank Ltd.*	118,424	304,097

Total Commercial Banks		15,536,615
Construction & Engineering – 2.1%
Gammon India Ltd.	11,989	35,445
GMR Infrastructure Ltd.*	72,629	136,397
Hindustan Construction Co.	37,695	61,641
IVRCL Infrastructures & Projects Ltd.	184,137	915,882
Lanco Infratech Ltd.*	122,836	474,317
Larsen & Toubro Ltd.	40,240	2,096,096
Nagarjuna Construction Co.	186,910	382,655
Punj Lloyd Ltd.	58,090	355,046

Total Construction & Engineering		4,457,479
Construction Materials – 3.1%
ACC Ltd.	109,005	1,427,289
Ambuja Cements Ltd.	1,633,730	2,735,929
Birla Corp. Ltd.	114,491	305,699

Investments	Shares	U.S. $ Value

India Cements Ltd.	350,263	$924,041
Ultra Tech Cement Ltd.	84,634	952,842

Total Construction Materials		6,345,800
Diversified Financial Services – 2.8%
Bajaj Holdings and Investment Ltd.	49,858	479,524
IFCI Ltd.	2,215,404	1,733,548
Indiabulls Financial Services Ltd.	388,621	1,283,819
Power Finance Corp. Ltd.	196,070	519,764
Reliance Capital Ltd.	76,515	1,863,063

Total Diversified Financial Services		5,879,718
Diversified Telecommunications – 0.2%
Mahanagar Telephone Nigam	272,589	490,155
Electric Utilities – 2.2%
CESC Ltd.	103,079	604,010
Power Grid Corp. of India Ltd.	354,545	647,716
Reliance Infrastructure Ltd.	120,276	2,023,807
Tata Power Co., Ltd.	68,331	1,319,844

Total Electric Utilities		4,595,377
Electrical Equipment – 2.0%
Asea Brown Boveri India Ltd.	24,305	408,577
Bharat Heavy Electricals Ltd.	76,646	2,596,890
Crompton Greaves Ltd.	80,661	397,938
Exide Industries Ltd.	71,052	90,772
Suzlon Energy Ltd.	209,665	679,017

Total Electrical Equipment		4,173,194
Energy Equipment & Services – 0.0%
Aban Offshore Ltd.	1,860	81,164
Food Products – 1.1%
Nestle India Ltd.	11,817	425,490
Tata Tea Ltd.	133,724	1,904,567

Total Food Products		2,330,057
Gas Utilities – 1.2%
GAIL India Ltd.	290,173	2,524,533
Health Care Providers & Services – 0.1%
Apollo Hospitals Enterprise Ltd.	27,274	260,487
Hotels Restaurants & Leisure – 0.4%
EIH Ltd.	80,944	224,399
Hotel Leela Venture Ltd.	236,098	144,027
Indian Hotels Co., Ltd.	320,213	458,177

Total Hotels Restaurants & Leisure		826,603
Household Durables – 0.4%
Videocon Industries Ltd.	131,029	547,663
Voltas Ltd.	110,948	218,045

Total Household Durables		765,708
Household Products – 1.8%
Hindustan Unilever Ltd.	705,894	3,791,371
Independent Power Producers – 1.7%
BF Utilities Ltd.*	2,621	70,675
Neyveli Lignite Corp. Ltd.	146,091	261,138

See Notes to Financial Statements.

WisdomTree Earnings Funds	63

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund

September 30, 2008

Investments	Shares	U.S. $ Value

NTPC Ltd.	843,840	$3,088,600
Reliance Natural Resources Ltd.*	30,695	48,005
Reliance Power Ltd.*	5,054	16,497

Total Independent Power Producers		3,484,915
Industrial Conglomerates – 0.9%
Aditya Birla Nuvo Ltd.	8,248	164,293
Century Textile & Industries Ltd.	30,850	218,114
Jaiprakash Associates Ltd.	380,391	900,255
Siemens India Ltd.	58,555	497,590

Total Industrial Conglomerates		1,780,252
IT Services – 12.0%
GTL Ltd.	153,846	537,716
HCL Technologies Ltd.	220,161	911,536
HCL-Infosystems Ltd.	256,906	568,897
Infosys Technologies Ltd.	433,695	12,910,194
Mphasis Ltd.	94,447	377,868
Patni Computer Systems Ltd.	232,534	885,278
Satyam Computer Services Ltd.	499,981	3,170,858
Tata Consultancy Services Ltd.	233,638	3,311,177
Tech Mahindra Ltd.	13,296	175,298
Wipro Ltd.	303,604	2,197,275

Total IT Services		25,046,097
Life Sciences Tools & Services – 0.2%
Divi’s Laboratories Ltd.	14,745	419,196
Machinery – 1.8%
Ashok Leyland Ltd.	1,280,810	724,061
BEML Ltd.	14,852	216,542
Cummins India Ltd.	51,173	332,055
Lakshmi Machine Works Ltd.	2,000	37,362
Tata Motors Ltd.	310,777	2,275,657
Thermax Ltd.	26,708	237,139

Total Machinery		3,822,816
Marine – 0.3%
Shipping Corp. Of India Ltd.	169,176	522,855
Media – 0.4%
Deccan Chronicle Holdings Ltd.	45,000	79,911
Sun TV Network Ltd.	16,943	72,134
Zee Entertainment Enterprises Ltd.	149,787	626,703
Zee News Ltd.	48,669	42,021

Total Media		820,769
Metals & Mining – 7.5%
Hindalco Industries Ltd.	900,439	1,883,703
Hindustan Zinc Ltd.	86,271	790,335
Jindal Steel & Power Ltd.	67,222	1,818,422
JSW Steel Ltd.	109,960	1,129,920
Maharashtra Seamless Ltd.	36,951	216,364
National Aluminium Co., Ltd.	96,791	764,291
Sesa Goa Ltd.	556,541	1,420,237
Steel Authority Of India Ltd.	1,368,168	3,720,112
Sterlite Industries India Ltd.	415,478	3,792,957

Total Metals & Mining		15,536,341

Investments	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 27.8%
Bharat Petroleum Corp. Ltd.	222,087	$1,703,542
Chennai Petroleum Corp. Ltd.	55,000	248,329
Great Eastern Shipping Co., Ltd. (The)	194,326	1,255,785
Hindustan Petroleum Corp. Ltd.	251,622	1,297,891
Indian Oil Corp. Ltd.	330,931	2,865,039
Mangalore Refinery & Petrochemicals Ltd.	454,992	518,302
Oil & Natural Gas Corp. Ltd.	563,091	12,399,631
Petronet LNG Ltd.	382,397	427,871
Reliance Industries Ltd.	889,769	36,931,143

Total Oil, Gas & Consumable Fuels		57,647,533
Paper & Forest Products – 0.1%
Ballarpur Industries Ltd.	320,021	193,178
Personal Products – 0.3%
Colgate Palmolive India Ltd.	19,669	169,426
Dabur India Ltd.	136,405	264,591
Godrej Consumer Products Ltd.	10,000	23,571
Marico Ltd.	82,549	102,472

Total Personal Products		560,060
Pharmaceuticals – 3.4%
Aurobindo Pharma Ltd.	57,681	340,510
Cadila Healthcare Ltd.	25,391	167,841
Cipla Ltd./India	236,773	1,152,733
Dr. Reddys Laboratories Ltd.	74,357	807,375
GlaxoSmithKline Pharmaceuticals Ltd.	22,525	567,262
Glenmark Pharmaceuticals Ltd.	75,321	784,163
Lupin Ltd.	27,963	428,570
Nicholas Piramal India Ltd.	55,069	387,764
Ranbaxy Laboratories Ltd.	98,775	519,691
Sun Pharmaceutical Industries Ltd.	53,839	1,700,459
Wockhardt Ltd.	65,852	217,123

Total Pharmaceuticals		7,073,491
Real Estate Management & Development – 2.7%
DLF Ltd.	391,401	2,938,945
Housing Development & Infrastracture Ltd.	439,827	1,593,922
Indiabulls Real Estate Ltd.	230,000	831,311
Mahindra Lifespace Developers Ltd.	7,665	55,825
Parsvnath Developers Ltd.	133,015	257,024

Total Real Estate Management & Development		5,677,027
Road & Rail – 0.2%
Container Corp. Of India	25,000	440,834
Software – 0.6%
Financial Technologies India Ltd.	53,724	1,183,895
Hinduja Ventures Ltd.	36,058	95,702

Total Software		1,279,597
Textiles, Apparel & Luxury Goods – 0.0%
Titan Industries Ltd.	4,354	103,049
Tobacco – 1.4%
ITC Ltd.	726,491	2,908,903
Trading Companies & Distributors – 0.1%
Adani Enterprises Ltd.	29,316	292,349

See Notes to Financial Statements.

64	WisdomTree Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Transportation Infrastructure – 0.0%
Mundra Port & Special Economic Zone Ltd.	10,739	$98,701
Wireless Telecommunication Services – 7.3%
Bharti Airtel Ltd.*	491,427	8,212,424
Idea Cellular Ltd.*	556,837	891,010
Reliance Communications Ltd.	866,770	6,155,885

Total Wireless Telecommunication Services		15,259,319
TOTAL COMMON STOCKS (Cost: $287,958,085)		206,960,310
RIGHTS* – 0.0%
Metals & Mining – 0.0%
Hindalco Industries Ltd., expiring 10/10/08	484,061	6,699
Machinery – 0.0%
Tata Motors Ltd., expiring 10/20/08	89,226	63,360
TOTAL RIGHTS (Cost: $0)		70,059
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $287,958,085)(a)		207,030,369
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.6%		1,226,835

NET ASSETS – 100.0%		$208,257,204
*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Earnings Funds	65

Statements of Assets and Liabilities (unaudited)

WisdomTree Earnings Funds

September 30, 2008

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree Earnings Top 100 Fund
ASSETS:

Investments, at cost:	$27,445,890	$96,516,259	$34,614,296	$24,554,516	$19,315,723
Investments in securities, at value (including securities on loan) (Note 2)	22,034,227	80,255,414	27,372,429	20,559,291	14,761,805

Cash	60,014	251,773	38,787	33,008	13,434

Receivables:

Investment securities sold	33,115	132,702	18,912	—	444

Dividends and interest	30,978	115,986	29,596	22,395	23,966
Total Assets	22,158,334	80,755,875	27,459,724	20,614,694	14,799,649
LIABILITIES:

Payables:

Collateral for securities on loan (Note 2)	229	—	49	786	2

Advisory fees (Note 3)	5,363	19,095	9,156	6,246	4,643

Service fees (Note 2)	84	300	106	72	53
Total Liabilities	5,676	19,395	9,311	7,104	4,698
NET ASSETS	$22,152,658	$80,736,480	$27,450,413	$20,607,590	$14,794,951
NET ASSETS:

Paid-in capital	$28,188,445	$98,730,826	$36,559,204	$26,008,618	$21,029,203

Undistributed net investment income	15,566	50,846	24,896	10,869	15,354

Accumulated net realized loss on investments and foreign currency related transactions	(639,690)	(1,784,347)	(1,891,820)	(1,416,672)	(1,695,688)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(5,411,663)	(16,260,845)	(7,241,867)	(3,995,225)	(4,553,918)
NET ASSETS	$22,152,658	$80,736,480	$27,450,413	$20,607,590	$14,794,951
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	550,000	2,000,000	700,000	550,000	400,000
Net asset value per share	$40.28	$40.37	$39.21	$37.47	$36.99

See Notes to Financial Statements.

66	WisdomTree Earnings Funds

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Earnings Funds

September 30, 2008

	WisdomTree Low P/E Fund	WisdomTree India Earnings Fund
ASSETS:

Investments, at cost:	$33,262,332	$287,958,085

Foreign currency, at cost	—	755,406
Investments in securities, at value (including securities on loan) (Note 2)	26,184,449	207,030,369

Cash	41,861	7,389

Foreign currency, at value	—	747,074

Receivables:

Capital shares sold	1,880,073	70,674

Investment securities sold	76,603	366,931

Dividends and interest	25,848	213,391
Total Assets	28,208,834	208,435,828
LIABILITIES:

Payables:

Investment securities purchased	1,879,767	—

Collateral for securities on loan (Note 2)	422	—

Advisory fees (Note 3)	7,539	133,800

Service fees (Note 2)	87	—

Other expenses	—	44,824
Total Liabilities	1,887,815	178,624
NET ASSETS	$26,321,019	$208,257,204
NET ASSETS:

Paid-in capital	$34,758,317	$314,032,172

Undistributed net investment income	12,793	1,269,123

Accumulated net realized loss on investments and foreign currency related transactions	(1,372,208)	(26,106,474)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(7,077,883)	(80,937,617)
NET ASSETS	$26,321,019	$208,257,204
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	700,000	13,200,000
Net asset value per share	$37.60	$15.78

See Notes to Financial Statements.

WisdomTree Earnings Funds	67

Statements of Operations (unaudited)

WisdomTree Earnings Funds

For the Six Months Ended September 30, 2008

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree Earnings Top 100 Fund
INVESTMENT INCOME:

Dividends[1]	$255,396	$824,222	$247,892	$146,275	$180,174

Securities lending income (Note 2)	331	5,005	9,795	19,304	5,549
Total investment income	255,727	829,227	257,687	165,579	185,723
EXPENSES:

Advisory fees (Note 3)	31,844	98,480	55,145	35,509	28,042

Service fees (Note 2)	501	1,548	639	411	324
Total expenses	32,345	100,028	55,784	35,920	28,366
Net investment income	223,382	729,199	201,903	129,659	157,357
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(308,770)	(1,198,154)	(80,165)	(127,229)	(979,942)

In-kind redemptions	—	—	237,914	313,470	—
Net realized gain (loss)	(308,770)	(1,198,154)	157,749	186,241	(979,942)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(2,719,030)	(9,571,749)	(2,266,436)	(642,826)	(1,829,875)
Net change in unrealized depreciation	(2,719,030)	(9,571,749)	(2,266,436)	(642,826)	(1,829,875)
Net realized and unrealized loss on investments	(3,027,800)	(10,769,903)	(2,108,687)	(456,585)	(2,809,817)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,804,418)	$(10,040,704)	$(1,906,784)	$(326,926)	$(2,652,460)
[1]	Net of foreign withholding tax of $49, $0, $265, $169 and $0, respectively.

See Notes to Financial Statements.

68	WisdomTree Earnings Funds

Statements of Operations (unaudited) (concluded)

WisdomTree Earnings Funds

For the Six Months Ended September 30, 2008

	WisdomTree Low P/E Fund	WisdomTree India Earnings Fund
INVESTMENT INCOME:

Dividends[1]	$341,859	$2,598,325

Securities lending income (Note 2)	4,828	—
Total investment income	346,687	2,598,325
EXPENSES:

Advisory fees (Note 3)	49,286	845,477

Service fees (Note 2)	571	—

Other expenses	—	254,140
Total expenses	49,857	1,099,617
Net investment income	296,830	1,498,708
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(707,836)	(26,274,874)

In-kind redemptions	80,653	—

Foreign currency related transactions	—	169,579
Net realized loss	(627,183)	(26,105,295)
Net change in unrealized depreciation from:

Investment transactions	(3,483,998)	(70,305,622)

Translation of assets and liabilities denominated in foreign currencies	—	(26,751)
Net change in unrealized depreciation	(3,483,998)	(70,332,373)
Net realized and unrealized loss on investments	(4,111,181)	(96,437,668)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,814,351)	$(94,938,960)
[1]	Net of foreign withholding tax of $71 and $81,679, respectively.

See Notes to Financial Statements.

WisdomTree Earnings Funds	69

Statements of Changes in Net Assets

WisdomTree Earnings Funds

	WisdomTree Total Earnings Fund		WisdomTree Earnings 500 Fund		WisdomTree MidCap Earnings Fund
	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$223,382	$301,327	$729,199	$748,681	$201,903	$373,125

Net realized gain (loss) on investments	(308,770)	1,130,585	(1,198,154)	797,669	157,749	(194,381)

Net change in unrealized depreciation on investments	(2,719,030)	(2,117,664)	(9,571,749)	(6,247,286)	(2,266,436)	(4,841,857)
Net decrease in net assets resulting from operations	(2,804,418)	(685,752)	(10,040,704)	(4,700,936)	(1,906,784)	(4,663,113)
DIVIDENDS:

Net investment income	(212,474)	(307,119)	(694,338)	(740,878)	(187,232)	(365,601)
Total dividends	(212,474)	(307,119)	(694,338)	(740,878)	(187,232)	(365,601)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares	9,308,308	20,478,050	36,544,431	48,507,197	6,552,167	51,146,505

Cost of shares redeemed	(87)	(28,121,045)	(88)	(7,676,471)	(2,255,008)	(25,747,883)
Net increase (decrease) in net assets resulting from capital share transactions	9,308,221	(7,642,995)	36,544,343	40,830,726	4,297,159	25,398,622
Net Increase (Decrease) in Net Assets	6,291,329	(8,635,866)	25,809,301	35,388,912	2,203,143	20,369,908
NET ASSETS:

Beginning of period	$15,861,329	$24,497,195	$54,927,179	$19,538,267	$25,247,270	$4,877,362

End of period	$22,152,658	$15,861,329	$80,736,480	$54,927,179	$27,450,413	$25,247,270
Undistributed net investment income included in net assets at end of period	$15,566	$4,658	$50,846	$15,985	$24,896	$10,225
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	350,002	500,002	1,200,002	400,002	600,002	100,002

Shares created	200,000	400,000	800,000	950,000	150,000	1,050,000

Shares redeemed	(2)	(550,000)	(2)	(150,000)	(50,002)	(550,000)
Shares outstanding, end of period	550,000	350,002	2,000,000	1,200,002	700,000	600,002

See Notes to Financial Statements.

70	WisdomTree Earnings Funds

Statements of Changes in Net Assets (continued)

WisdomTree Earnings Funds

	WisdomTree SmallCap Earnings Fund		WisdomTree Earnings Top 100 Fund		WisdomTree Low P/E Fund
	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$129,659	$195,970	$157,357	$288,595	$296,830	$489,428

Net realized gain (loss) on investments	186,241	(151,050)	(979,942)	1,779,623	(627,183)	436,964

Net change in unrealized depreciation on investments	(642,826)	(3,143,161)	(1,829,875)	(2,390,622)	(3,483,998)	(3,050,810)
Net decrease in net assets resulting from operations	(326,926)	(3,098,241)	(2,652,460)	(322,404)	(3,814,351)	(2,124,418)
DIVIDENDS:

Net investment income	(132,566)	(186,563)	(151,694)	(293,724)	(294,414)	(485,812)
Total dividends	(132,566)	(186,563)	(151,694)	(293,724)	(294,414)	(485,812)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	9,464,920	21,541,453	4,231,122	17,499,453	10,475,708	31,995,749

Cost of shares redeemed	(3,982,399)	(12,279,047)	(85)	(28,203,060)	(3,986,246)	(29,974,021)
Net increase (decrease) in net assets resulting from capital share transactions	5,482,521	9,262,406	4,231,037	(10,703,607)	6,489,462	2,021,728
Net Increase (Decrease) in Net Assets	5,023,029	5,977,602	1,426,883	(11,319,735)	2,380,697	(588,502)
NET ASSETS:

Beginning of period	$15,584,561	$9,606,959	$13,368,068	$24,687,803	$23,940,322	$24,528,824

End of period	$20,607,590	$15,584,561	$14,794,951	$13,368,068	$26,321,019	$23,940,322
Undistributed net investment income included in net assets at end of period	$10,869	$13,776	$15,354	$9,691	$12,793	$10,377
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	400,002	200,002	300,002	500,002	550,002	500,002

Shares created	250,000	500,000	100,000	350,000	250,000	650,000

Shares redeemed	(100,002)	(300,000)	(2)	(550,000)	(100,002)	(600,000)
Shares outstanding, end of period	550,000	400,002	400,000	300,002	700,000	550,002

See Notes to Financial Statements.

WisdomTree Earnings Funds	71

Statements of Changes in Net Assets (concluded)

WisdomTree Earnings Funds

	WisdomTree India Earnings Fund
	For the Six Months Ended September 30, 2008 (unaudited)	For the Period February 22, 2008* through March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$1,498,708	$(39,971)

Net realized loss on investments	(26,105,295)	(190,793)

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(70,332,373)	(10,605,244)
Net decrease in net assets resulting from operations	(94,938,960)	(10,836,008)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	151,930,175	173,385,353

Cost of shares redeemed	(11,273,987)	(9,469)
Net increase in net assets resulting from capital share transactions	140,656,188	173,375,884
Net Increase in Net Assets	45,717,228	162,539,876
NET ASSETS:

Beginning of period	$162,539,976	$100

End of period	$208,257,204	$162,539,976
Undistributed net investment income (loss) included in net assets at end of period	$1,269,123	$(229,585)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	7,200,004	—

Shares created	6,600,000	7,200,004

Shares redeemed	(600,004)	—
Shares outstanding, end of period	13,200,000	7,200,004
*	Commencement of investment operations.

See Notes to Financial Statements.

72	WisdomTree Earnings Funds

Financial Highlights

WisdomTree Earnings Funds

September 30, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Earnings Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period February 23, 2007[1] through March 31, 2007
Net asset value, beginning of period	$45.32	$48.99	$49.97
Investment operations:
Net investment income[2]	0.45	0.85	0.11
Net realized and unrealized loss	(5.10)	(3.56)	(1.00)
Total from investment operations	(4.65)	(2.71)	(0.89)
Dividends to shareholders:
Net investment income	(0.39)	(0.96)	(0.09)
Total dividends to shareholders	(0.39)	(0.96)	(0.09)
Net asset value, end of period	$40.28	$45.32	$48.99

TOTAL RETURN[3]	(10.32)%	(5.69)%	(1.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$22,153	$15,861	$24,497
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.28%[4]	0.28%	0.28%[4]
Expenses, prior to expense reimbursements	0.28%[4]	0.28%	0.35%[4]
Net investment income	1.96%[4]	1.76%	2.21%[4]
Portfolio turnover rate[5]	1%	11%	1%

WisdomTree Earnings 500 Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period February 23, 2007[1] through March 31, 2007
Net asset value, beginning of period	$45.77	$48.85	$49.77
Investment operations:
Net investment income[2]	0.46	0.94	0.11
Net realized and unrealized loss	(5.47)	(3.18)	(0.94)
Total from investment operations	(5.01)	(2.24)	(0.83)
Dividends to shareholders:
Net investment income	(0.39)	(0.84)	(0.09)
Total dividends to shareholders	(0.39)	(0.84)	(0.09)
Net asset value, end of period	$40.37	$45.77	$48.85

TOTAL RETURN[3]	(11.00)%	(4.72)%	(1.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$80,736	$54,927	$19,538
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.28%[4]	0.28%	0.28%[4]
Expenses, prior to expense reimbursements	0.28%[4]	0.28%	0.37%[4]
Net investment income	2.07%[4]	1.93%	2.24%[4]
Portfolio turnover rate[5]	1%	8%	1%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Earnings Funds	73

Financial Highlights (continued)

WisdomTree Earnings Funds

September 30, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Earnings Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period February 23, 2007[1] through March 31, 2007
Net asset value, beginning of period	$42.08	$48.77	$50.01
Investment operations:
Net investment income[2]	0.30	0.81	0.07
Net realized and unrealized loss	(2.90)	(6.90)	(1.25)
Total from investment operations	(2.60)	(6.09)	(1.18)
Dividends to shareholders:
Net investment income	(0.27)	(0.60)	(0.06)
Total dividends to shareholders	(0.27)	(0.60)	(0.06)
Net asset value, end of period	$39.21	$42.08	$48.77

TOTAL RETURN[3]	(6.24)%	(12.57)%	(2.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$27,450	$25,247	$4,877
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%[4]	0.38%	0.38%[4]
Expenses, prior to expense reimbursements	0.38%[4]	0.38%	0.74%[4]
Net investment income	1.39%[4]	1.70%	1.47%[4]
Portfolio turnover rate[5]	3%	45%	0%[6]

WisdomTree SmallCap Earnings Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period February 23, 2007[1] through March 31, 2007
Net asset value, beginning of period	$38.96	$48.03	$50.03
Investment operations:
Net investment income[2]	0.27	0.58	0.06
Net realized and unrealized loss	(1.46)	(9.17)	(2.02)
Total from investments operations	(1.19)	(8.59)	(1.96)
Dividends to shareholders:
Net investment income	(0.30)	(0.48)	(0.04)
Total dividends to shareholders	(0.30)	(0.48)[3]	(0.04)
Net asset value, end of period	$37.47	$38.96	$48.03

TOTAL RETURN[3]	(3.07)%	(17.97)%	(3.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$20,608	$15,585	$9,607
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%[4]	0.38%	0.38%[4]
Expenses, prior to expense reimbursements	0.38%[4]	0.38%	0.58%[4]
Net investment income	1.39%[4]	1.28%	1.39%[4]
Portfolio turnover rate[5]	4%	37%	0%[6]
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Amount represents less than 1%.

See Notes to Financial Statements.

74	WisdomTree Earnings Funds

Financial Highlights (continued)

WisdomTree Earnings Funds

September 30, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Earnings Top 100 Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period February 23, 2007[1] through March 31, 2007
Net asset value, beginning of period	$44.56	$49.38	$50.15
Investment operations:
Net investment income[2]	0.46	0.90	0.10
Net realized and unrealized loss	(7.62)	(4.69)	(0.80)
Total from investment operations	(7.16)	(3.79)	(0.70)
Dividends to shareholders:
Net investment income	(0.41)	(1.03)	(0.07)
Total dividends to shareholders	(0.41)	(1.03)	(0.07)
Net asset value, end of period	$36.99	$44.56	$49.38

TOTAL RETURN[3]	(16.18)%	(7.89)%	(1.39)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$14,795	$13,368	$24,688
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%[4]	0.38%	0.38%[4]
Expenses, prior to expense reimbursements	0.38%[4]	0.38%	0.45%[4]
Net investment income	2.13%[4]	1.83%	2.03%[4]
Portfolio turnover rate[5]	2%	13%	2%

WisdomTree Low P/E Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period February 23, 2007[1] through March 31, 2007
Net asset value, beginning of period	$43.53	$49.06	$49.99
Investment operations:
Net investment income[2]	0.48	1.03	0.10
Net realized and unrealized loss	(5.97)	(5.49)	(0.95)
Total from investments operations	(5.49)	(4.46)	(0.85)
Dividends to shareholders:
Net investment income	(0.44)	(1.07)	(0.08)
Total dividends to shareholders	(0.44)	(1.07)	(0.08)
Net asset value, end of period	$37.60	$43.53	$49.06

TOTAL RETURN[3]	(12.69)%	(9.31)%	(1.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$26,321	$23,940	$24,529
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%[4]	0.38%	0.38%[4]
Expenses, prior to expense reimbursements	0.38%[4]	0.38%	0.45%[4]
Net investment income	2.29%[4]	2.10%	1.98%[4]
Portfolio turnover rate[5]	2%	20%	1%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Earnings Funds	75

Financial Highlights (concluded)

WisdomTree Earnings Funds

September 30, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India Earnings Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Period February 22, 2008[1] through March 31, 2008
Net asset value, beginning of period	$22.57	$24.94
Investment operations:
Net investment income (loss)[2]	0.13	(0.01)
Net realized and unrealized loss	(6.92)	(2.36)
Total from investment operations	(6.79)	(2.37)
Net asset value, end of period	$15.78	$22.57

TOTAL RETURN[3]	(30.08)%	(9.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$208,257	$162,540
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.88%[4]	0.88%[4]
Expenses, prior to expense reimbursements	0.88%[4]	2.10%[4]
Net investment income (loss)	1.21%[4]	(0.41)%[4]
Portfolio turnover rate[5]	28%	0%[6]
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[6]	Amount represents less than 1%.

See Notes to Financial Statements.

76	WisdomTree Earnings Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2008, the Trust offered 49 investment funds (each a “Fund”, collectively, the “Funds”). The Funds described herein commenced operations on February 23, 2007, with the exception of the India Earnings Fund which commenced operations on February 22, 2008.

These financial statements relate only to the WisdomTree Total Earnings Fund (“Total Earnings Fund”), WisdomTree Earnings 500 Fund (“Earnings 500 Fund”), WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”), WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”), WisdomTree Earnings Top 100 Fund (“Earnings Top 100 Fund”), WisdomTree Low P/E Fund (“Low P/E Fund”) and WisdomTree India Earnings Fund (“India Earnings Fund”), together the “Earnings Funds”. The India Earnings Fund makes it investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”) a wholly owned subsidiary organized in the Republic of Mauritius. The Portfolio is advised by WisdomTree Asset Management and is sub-advised by Mellon Capital Management, Inc. This structure should permit the India Earnings Fund to benefit from a tax treaty between India and Mauritius. Recently, the Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty’s applicability to entities such as WisdomTree India Earnings Fund. No assurance can be given that the terms of the treaty will not be subject to re-negotiation in the future or subject to a different interpretation. Any change in the provision of this treaty or in its applicability to WisdomTree India Earnings Fund could result in the imposition of withholding and other taxes on the India Earnings Fund by tax authorities in India. This would reduce the return to the India Earnings Fund on its investments and the return received by India Earnings Fund shareholders. References to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). Each Fund described herein is considered to be non-diversified. The securities in each Index are weighted based on earnings or earnings yield.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

WisdomTree Earnings Funds	77

Notes to Financial Statements (unaudited) (continued)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of September 30, 2008 in valuing each Fund’s assets carried at fair value:

FUND	Level 1-Quoted Prices Valuation Inputs	Level 2-Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	TOTAL
Total Earnings Fund	$22,034,227	$—	$—	$22,034,227
Earnings 500 Fund	$80,255,414	$—	$—	$80,255,414
MidCap Earnings Fund	$27,372,429	$—	$—	$27,372,429
SmallCap Earnings Fund	$20,559,291	$—	$—	$20,559,291
Earnings Top 100 Fund	$14,761,805	$—	$—	$14,761,805
Low P/E Fund	$26,184,449	$—	$—	$26,184,449
India Earnings Fund	$207,030,369	$—	$—	$207,030,369

(b) Investment Transactions — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

(d) Investment Income — Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

(e) Expenses/Reimbursements — WisdomTree Asset Management (“WTAM”) has agreed to pay all expenses of the Funds (other than the India Earnings Fund), except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds (other than the India Earnings Fund), and is liable and responsible for, and administers, payments to the CCO, the

78	WisdomTree Earnings Funds

Notes to Financial Statements (unaudited) (continued)

Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund (other than the India Earnings Fund) of up to 0.0044%. Trustees fees, which are included in Service Fees on the Statements of Operations, of $171,869 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the six month period ended September 30, 2008.

(f) Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

(g) Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. The India Earnings Fund has filed an election to treat the WisdomTree India Investment Portfolio, Inc. as a “pass-through” entity for tax purposes.

The Funds adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. Management has evaluated the application of FIN 48 to the Funds, and has determined that there is no impact resulting from the adoption of this interpretation on the Funds’ financial statements.

(h) Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. ADVISER FEES

Adviser Fees — As investment adviser, WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund (other than the India Earnings Fund), WTAM agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WTAM arranges for the provision of chief compliance officer (“CCO”) services with respect to each Fund (other than the India

WisdomTree Earnings Funds	79

Notes to Financial Statements (unaudited) (continued)

Earnings Fund), and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM has agreed to limit total expenses for the India Earnings Fund to 0.88% through March 31, 2009. The fees paid to WTAM for providing advisory services are listed below.

Fund	Fee Rate
Total Earnings Fund	0.28%
Earnings 500 Fund	0.28%
MidCap Earnings Fund	0.38%
SmallCap Earnings Fund	0.38%
Earnings Top 100 Fund	0.38%
Low P/E Fund	0.38%
India Earnings Fund	0.68%

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the six months ended September 30, 2008, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2008, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. The WisdomTree India Earnings Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the six months ended September 30, 2008 were as follows:

Fund	Purchases	Sales
Total Earnings Fund	$212,262	$231,485
Earnings 500 Fund	921,942	870,487
MidCap Earnings Fund	820,244	768,131
SmallCap Earnings Fund	722,848	699,564
Earnings Top 100 Fund	344,724	306,961
Low P/E Fund	386,355	426,795
India Earnings Fund	207,924,288	66,760,521

For the six months ended September 30, 2008, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Redemptions
Total Earnings Fund	$9,289,541	$—
Earnings 500 Fund	36,185,226	—
MidCap Earnings Fund	6,535,029	2,236,677
SmallCap Earnings Fund	9,455,523	3,964,382
Earnings Top 100 Fund	4,210,702	—
Low P/E Fund	10,436,022	3,981,353
India Earnings Fund	—	—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

80	WisdomTree Earnings Funds

Notes to Financial Statements (unaudited) (concluded)

6. FEDERAL INCOME TAXES

At September 30, 2008, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Total Earnings Fund	$27,445,890	$396,113	$(5,807,776)	$(5,411,663)
Earnings 500 Fund	96,516,259	1,484,453	(17,745,298)	(16,260,845)
MidCap Earnings Fund	34,614,296	592,840	(7,834,707)	(7,241,867)
SmallCap Earnings Fund	24,554,516	883,163	(4,878,388)	(3,995,225)
Earnings Top 100 Fund	19,315,723	206,671	(4,760,589)	(4,553,918)
Low P/E Fund	33,262,332	360,609	(7,438,492)	(7,077,883)
India Earnings Fund	287,958,085	188,508	(81,116,224)	(80,927,716)

7. NEW ACCOUNTING PRONOUNCEMENT

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

WisdomTree Earnings Funds	81

General Information

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund’s portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2008, is available without charge, upon request (i) by calling 1-866-909-WISE, (ii) on the Trust’s website at www.wisdomtree.com and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330). (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

82	WisdomTree Earnings Funds

The WisdomTree® Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of September 30, 2008:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree High-Yielding Equity Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend Top 100 Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA High-Yielding Equity Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Europe High-Yielding Equity Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree Japan High-Yielding Equity Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend Top 100 Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Emerging Markets High-Yielding Equity Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Communications Sector Fund (DGG)

WisdomTree International Consumer Discretionary Sector Fund (DPC)

WisdomTree International Consumer Staples Sector Fund (DPN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Earnings Top 100 Fund (EEZ)

WisdomTree Low P/E Fund (EZY)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Income Funds

WisdomTree U.S. Current Income Fund (USY)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission (“SEC”) as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging or frontier markets are generally less liquid and less efficient than developed markets. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk and the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Unlike typical exchange-traded funds, there are no indexes that the currency Funds attempt to track or replicate. Thus, the ability of the currency Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Funds’ prospectus for specific details regarding each Fund’s risk profile. Transaction in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 10017

1.866.909.WISE (9473)

www.wisdomtree.com

WisdomTree Earnings ETFs

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree Earnings Top 100 Fund

WisdomTree Low P/E Fund

WisdomTree India Earnings Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS001465 (11/2009)

WisdomTree Trust

International Dividend Funds

Semi-Annual Report

September 30, 2008

WisdomTree DEFA Fund

WisdomTree DEFA High-Yielding Equity Fund

WisdomTree Europe Total Dividend Fund

WisdomTree Europe High-Yielding Equity Fund

WisdomTree Europe SmallCap Dividend Fund

WisdomTree Japan Total Dividend Fund

WisdomTree Japan High-Yielding Equity Fund

WisdomTree Japan SmallCap Dividend Fund

WisdomTree Pacific ex-Japan Total Dividend Fund

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

WisdomTree International LargeCap Dividend Fund

WisdomTree International Dividend Top 100 Fund

WisdomTree International MidCap Dividend Fund

WisdomTree International SmallCap Dividend Fund

WisdomTree International Real Estate Fund

WisdomTree Emerging Markets High-Yielding Equity Fund

WisdomTree Emerging Markets SmallCap Dividend Fund

WisdomTree Middle East Dividend Fund

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Performance Summary (unaudited)

WisdomTree DEFA Fund

Sector Breakdown† as of 9/30/08‡

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
HSBC Holdings PLC	2.4%
TOTAL S.A.	1.7%
Vodafone Group PLC	1.5%
BP PLC	1.4%
ENI SpA	1.4%
GlaxoSmithKline PLC	1.3%
Deutsche Telekom AG	1.3%
France Telecom S.A.	1.2%
Banco Santander, S.A.	1.2%
Telefonica, S.A.	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Dividend Index of Europe, Far East Asia and Australasia (DEFA) Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia Index (WisdomTree DEFA Index).

The WisdomTree DEFA Fund (DWM) returned -22.06% at net asset value (“NAV”) for the six month period ended September 30, 2008. The United Kingdom contributed the most to the decline, returning -19.00% over the period with an average weight of 21.90%. New Zealand contributed the least to the decline returning -24.53%, with an average weight of 0.42% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.48%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Index	MSCI EAFE Index
Six Months*	(22.06)%	(21.42)%	(21.04)%	(22.35)%
One Year	(29.86)%	(29.10)%	(28.21)%	(30.30)%
Since Inception[1]	0.03%	0.62%	0.93%	(2.32)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	1

Performance Summary (unaudited)

WisdomTree DEFA High-Yielding Equity Fund

Sector Breakdown† as of 9/30/08‡

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
HSBC Holdings PLC	4.3%
TOTAL S.A.	2.7%
BP PLC	2.7%
France Telecom S.A.	2.5%
Vodafone Group PLC	2.5%
GlaxoSmithKline PLC	2.2%
BNP Paribas	2.2%
Sanofi-Aventis	2.2%
Intesa Sanpaolo SpA	2.2%
ENI SpA	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree DEFA High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree DEFA High-Yielding Equity Index.

The WisdomTree DEFA High-Yielding Equity Fund (DTH) returned -21.10% at net asset value (“NAV”) for the six month period ended September 30, 2008. The United Kingdom contributed the most to the decline, returning -16.82% over the period with an average weight of 25.55%. Austria contributed the least to the decline returning -48.77%, with an average weight of 0.15% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.58%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA High-Yielding Equity Index	MSCI EAFE Value Index
Six Months*	(21.10)%	(19.61)%	(20.79)%	(22.83)%
One Year	(29.40)%	(28.11)%	(28.63)%	(32.36)%
Since Inception[1]	(0.63)%	0.10%	0.77%	(4.09)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

2	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree Europe Total Dividend Fund

Sector Breakdown† as of 9/30/08‡

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
HSBC Holdings PLC	3.3%
TOTAL S.A.	2.3%
BP PLC	2.0%
Vodafone Group PLC	1.9%
France Telecom SA	1.8%
ENI SpA	1.7%
BNP Paribas	1.6%
GlaxoSmithKline PLC	1.6%
Intesa Sanpaolo SpA	1.6%
Deutsche Telekom AG	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Europe Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Europe Dividend Index.

The WisdomTree Europe Total Dividend Fund (DEB) returned -22.77% at net asset value (“NAV”) for the six month period ended September 30, 2008. The United Kingdom contributed the most to the decline, returning -18.01% over the period with an average weight of 29.21%. Portugal contributed the least to the decline returning -26.52%, with an average weight of 0.84% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.48%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe Dividend Index	MSCI Europe Index
Six Months*	(22.77)%	(21.55)%	(22.26)%	(24.06)%
One Year	(29.70)%	(28.81)%	(28.76)%	(30.72)%
Since Inception[1]	(0.74)%	(0.20)%	0.54%	(0.80)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	3

Performance Summary (unaudited)

WisdomTree Europe High-Yielding Equity Fund

Sector Breakdown† as of 9/30/08‡

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
HSBC Holdings PLC	6.6%
TOTAL S.A.	4.0%
France Telecom S.A.	3.8%
Vodafone Group PLC	3.6%
GlaxoSmithKline PLC	3.5%
BNP Paribas	3.4%
Intesa Sanpaolo SpA	3.3%
Sanofi-Aventis	3.2%
ENI SpA	3.1%
Banco Santander Central Hispano, S.A.	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Europe High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Europe High-Yielding Equity Index.

The WisdomTree Europe High-Yielding Equity Fund (DEW) returned -20.71% at net asset value (“NAV”) for the six month period ended September 30, 2008. The United Kingdom contributed the most to the decline, returning -15.33% over the period with an average weight of 32.88%. Austria contributed the least to the decline returning -14.26%, with an average weight of 0.14% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.58%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe High-Yielding Equity Index	MSCI Europe Value Index
Six Months*	(20.71)%	(19.57)%	(20.36)%	(25.73)%
One Year	(29.16)%	(28.26)%	(28.23)%	(34.77)%
Since Inception[1]	(1.23)%	0.79%	(0.46)%	(4.06)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree Europe SmallCap Dividend Fund

Sector Breakdown† as of 9/30/08‡

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Electrocomponents PLC	1.3%
Kungsleden AB	1.2%
Uponor Oyj	1.0%
Debenhams PLC	1.0%
Close Brothers Group PLC	0.9%
Jardine Lloyd Thompson Group PLC	0.9%
Bellway PLC	0.9%
Eniro AB	0.9%
Uralita, S.A.	0.8%
Brit Insurance Holdings PLC	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Europe SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

The WisdomTree Europe SmallCap Dividend Fund (DFE) returned -32.15% at net asset value (“NAV”) for the six month period ended September 30, 2008. The United Kingdom contributed the most to the decline, returning -28.68% over the period with an average weight of 37.93%. Belgium contributed the least to the decline returning -13.77%, with an average weight of 2.95% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.58%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe SmallCap Dividend Index	MSCI Europe SmallCap Index
Six Months*	(32.15)%	(30.61)%	(31.19)%	(30.37)%
One Year	(39.13)%	(37.47)%	(38.71)%	(37.31)%
Since Inception[1]	(6.90)%	(6.52)%	(6.60)%	(4.71)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	5

Performance Summary (unaudited)

WisdomTree Japan Total Dividend Fund

Sector Breakdown† as of 9/30/08‡

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Toyota Motor Corp.	6.8%
NTT DoCoMo, Inc.	4.5%
Nippon Telegraph & Telephone Corp.	2.8%
Honda Motor Co., Ltd.	2.5%
Takeda Pharmaceutical Co., Ltd.	2.2%
Nissan Motor Co., Ltd.	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.0%
Mizuho Financial Group, Inc.	1.5%
Canon Inc.	1.5%
Mitsubishi Corp.	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Japan Dividend Index.

The WisdomTree Japan Total Dividend Fund (DXJ) returned -14.58% at net asset value (“NAV”) for the six month period ended September 30, 2008. The Industrials sector contributed the most to the decline, returning -23.18% over the period with an average weight of 16.67%. The Fund benefitted the most from the Telecommunications Services sector which returned 3.41%, with an average weight of 6.86% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.48%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan Dividend Index	MSCI Japan Index
Six Months*	(14.58)%	(12.43)%	(14.64)%	(15.61)%
One Year	(24.53)%	(22.01)%	(24.15)%	(26.75)%
Since Inception[1]	(7.74)%	(6.59)%	(7.66)%	(8.71)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree Japan High-Yielding Equity Fund

Sector Breakdown† as of 9/30/08‡

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Toyota Motor Corp.	10.3%
NTT DoCoMo, Inc.	9.5%
Takeda Pharmaceutical Co., Ltd.	7.2%
Honda Motor Co., Ltd.	6.6%
Nissan Motor Co., Ltd.	6.2%
Tokyo Electric Power Co., Inc. (The)	3.7%
Kansai Electric Power Co., Inc. (The)	2.7%
Astellas Pharma, Inc.	2.7%
Daiichi Sankyo Co., Ltd.	2.5%
Chubu Electric Power Co., Inc.	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Japan High-Yielding Equity Index.

The WisdomTree Japan High-Yielding Equity Fund (DNL) returned -10.36% at net asset value (“NAV”) for the six month period ended September 30, 2008. The Consumer Discretionary sector contributed the most to the decline, returning -9.36% over the period with an average weight of 26.70%. The Fund benefitted the most from the Telecommunications Services sector which returned 5.79%, with an average weight of 9.23% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.58%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan High-Yielding Equity Index	MSCI Japan Value Index
Six Months*	(10.36)%	(8.52)%	(10.05)%	(13.91)%
One Year	(19.14)%	(16.78)%	(18.68)%	(24.38)%
Since Inception[1]	(4.09)%	(2.96)%	(3.68)%	(6.09)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	7

Performance Summary (unaudited)

WisdomTree Japan SmallCap Dividend Fund

Sector Breakdown† as of 9/30/08‡

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Matsui Securities Co., Ltd.	0.9%
Pacific Metals Co., Ltd.	0.8%
Onward Holdings Co., Ltd.	0.7%
Nippon Kayaku Co., Ltd.	0.6%
Nipro Corp.	0.6%
Yokohama Rubber Co., Ltd. (The)	0.6%
Tokai Tokyo Securities Co., Ltd.	0.6%
ABC-Mart, Inc.	0.6%
Sanwa Holdings Corp.	0.6%
Heiwa Corp.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

The WisdomTree Japan SmallCap Dividend Fund (DFJ) returned -16.28% at net asset value (“NAV”) for the six month period ended September 30, 2008. The Industrials sector contributed the most to the decline, returning -18.12% over the period with an average weight of 24.04%. The Utilities sector contributed the least to the decline returning -5.41%, with an average weight of 0.46% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.58%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan SmallCap Index	MSCI Japan SmallCap Index
Six Months*	(16.28)%	(14.09)%	(16.55)%	(18.34)%
One Year	(24.46)%	(22.11)%	(24.26)%	(26.36)%
Since Inception[1]	(12.21)%	(10.56)%	(12.00)%	(14.95)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree Pacific ex-Japan Total Dividend Fund

Sector Breakdown† as of 9/30/08‡

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Commonwealth Bank of Australia	5.9%
China Mobile Ltd.	5.4%
National Australia Bank Ltd.	4.7%
Telstra Corp., Ltd.	4.6%
Australia & New Zealand Banking Group Ltd.	4.1%
Westpac Banking Corp.	4.1%
Singapore Telecommunications Ltd.	2.8%
BHP Billiton Ltd.	2.5%
Hang Seng Bank Ltd.	2.1%
DBS Group Holdings Ltd.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Pacific ex-Japan Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree Pacific ex-Japan Total Dividend Fund (DND) returned -21.04% at net asset value (“NAV”) for the six month period ended September 30, 2008. Australia contributed the most to the decline, returning -19.67 over the period with an average weight of 60.06%. New Zealand contributed the least to the decline returning -25.65%, with an average weight of 2.63% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.48%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan Dividend Index	MSCI Pacific ex-Japan Index
Six Months*	(21.04)%	(18.71)%	(20.60)%	(24.09)%
One Year	(29.81)%	(27.87)%	(28.70)%	(34.84)%
Since Inception[1]	8.07%	9.70%	9.35%	3.35%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	9

Performance Summary (unaudited)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

Sector Breakdown† as of 9/30/08‡

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Commonwealth Bank of Australia	9.2%
Westpac Banking Corp.	8.2%
Telstra Corp., Ltd.	7.9%
Australia & New Zealand Banking Group Ltd.	7.7%
National Australia Bank Ltd.	7.7%
St.George Bank Ltd.	3.5%
Wesfarmers Ltd.	3.2%
AMP Ltd.	3.0%
Macquarie Group Ltd.	2.6%
Qantas Airways Ltd.	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Pacific ex-Japan High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan High-Yielding Equity Index.

The WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH) returned -20.93% at net asset value (“NAV”) for the six month period ended September 30, 2008. Australia contributed the most to the decline, returning -21.38% over the period with an average weight of 88.35%. Hong Kong contributed the least to the decline returning -15.43%, with an average weight of 3.98% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.58%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan High-Yielding Equity Index	MSCI Pacific ex-Japan Value Index
Six Months*	(20.93)%	(18.46)%	(20.84)%	(21.22)%
One Year	(31.55)%	(29.17)%	(30.89)%	(32.29)%
Since Inception[1]	3.57%	5.25%	4.25%	1.55%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

10	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree International LargeCap Dividend Fund

Sector Breakdown† as of 9/30/08‡

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
HSBC Holdings PLC	3.5%
TOTAL S.A.	2.3%
BP PLC	1.9%
Vodafone Group PLC	1.8%
BNP Paribas	1.8%
ENI SpA	1.8%
France Telecom S.A.	1.7%
GlaxoSmithKline PLC	1.7%
Banco Santander, S.A.	1.6%
Intesa Sanpaolo SpA	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International LargeCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

The WisdomTree International LargeCap Dividend Fund (DOL) returned -20.16% at net asset value (“NAV”) for the six month period ended September 30, 2008. The United Kingdom contributed the most to the decline, returning -15.77% over the period with an average weight of 23.51%. Portugal contributed the least to the decline returning -24.64%, with an average weight of 0.17% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.48%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International LargeCap Dividend Index	MSCI EAFE Index
Six Months*	(20.16)%	(18.46)%	(20.44)%	(22.35)%
One Year	(27.88)%	(26.63)%	(27.67)%	(30.30)%
Since Inception[1]	0.70%	1.35%	1.31%	(2.32)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	11

Performance Summary (unaudited)

WisdomTree International Dividend Top 100 Fund

Sector Breakdown† as of 9/30/08‡

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Barclays PLC	2.1%
Banca Monte dei Paschi di Siena SpA	2.1%
France Telecom S.A.	1.8%
Credit Agricole S.A.	1.7%
Intesa Sanpaolo SpA	1.7%
Commonwealth Bank of Australia	1.7%
Westpac Banking Corp.	1.6%
Australia & New Zealand Banking Group Ltd.	1.6%
AMP Ltd.	1.6%
AXA S.A.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Dividend Top 100 Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Dividend Top 100 Index.

The WisdomTree International Dividend Top 100 Fund (DOO) returned -22.20% at net asset value (“NAV”) for the six month period ended September 30, 2008. France contributed the most to the decline, returning -22.79% over the period with an average weight of 15.88%. The Fund benefitted the most from Hong Kong which returned 0.28%, with an average weight of 4.04% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.58%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Dividend Top 100 Index	MSCI EAFE Value Index
Six Months*	(22.20)%	(20.38)%	(22.08)%	(22.83)%
One Year	(29.56)%	(28.43)%	(29.37)%	(32.36)%
Since Inception[1]	1.31%	1.93%	2.01%	(4.09)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

12	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree International MidCap Dividend Fund

Sector Breakdown† as of 9/30/08‡

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Mediaset SpA	0.8%
Foster’s Group Ltd.	0.8%
Insurance Australia Group Ltd.	0.8%
Qantas Airways Ltd.	0.7%
Telecom Corp. of New Zealand Ltd.	0.7%
Societe Des Autoroutes Paris-Rhin-Rhone	0.7%
Deutsche Lufthansa AG	0.7%
Alleanza Assicurazioni SpA	0.7%
PagesJaunes Groupe	0.7%
Casino Guichard Perrachon S.A.	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International MidCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index. The Fund is adding the performance of the MSCI EAFE MidCap Index because the Fund believes this newly available index is a more appropriate benchmark for the Fund. The MSCI EAFE Index will be removed after the next Annual Report.

The WisdomTree International MidCap Dividend Fund (DIM) returned -23.82% at net asset value (“NAV”) for the six month period ended September 30, 2008. The United Kingdom contributed the most to the decline, returning -22.19% over the period with an average weight of 15.28%. Norway contributed the least to the decline returning -19.04%, with an average weight of 0.94% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.58%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International MidCap Dividend Index	MSCI EAFE Index	MSCI EAFE MidCap Index
Six Months*	(23.82)%	(22.40)%	(24.36)%	(22.35)%	(25.02)%
One Year	(31.81)%	(30.59)%	(32.21)%	(30.30)%	(33.31)%
Since Inception[1]	(0.65)%	(0.17)%	(0.58)%	(2.32)%	(4.44)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	13

Performance Summary (unaudited)

WisdomTree International SmallCap Dividend Fund

Sector Breakdown† as of 9/30/08‡

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Electrocomponents PLC	0.6%
David Jones Ltd.	0.6%
Orion Oyj Class B	0.5%
Kungsleden AB	0.5%
Jardine Lloyd Thompson Group PLC	0.5%
SMRT Corp. Ltd.	0.5%
Vector Ltd.	0.5%
Perpetual Ltd.	0.5%
West Australian Newspapers Holdings Ltd.	0.5%
Axfood AB	0.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

The WisdomTree International SmallCap Dividend Fund (DLS) returned -26.33% at net asset value (“NAV”) for the six month period ended September 30, 2008. The United Kingdom contributed the most to the decline, returning -27.61% over the period with an average weight of 18.33%. Switzerland contributed the least to the decline returning -17.92%, with an average weight of 0.42% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.58%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International SmallCap Dividend Index	MSCI EAFE SmallCap Index
Six Months*	(26.33)%	(25.25)%	(25.63)%	(27.50)%
One Year	(33.81)%	(32.75)%	(33.64)%	(35.12)%
Since Inception[1]	(3.64)%	(2.98)%	(3.51)%	(7.56)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

14	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree International Real Estate Fund

Industry Breakdown† as of 9/30/08

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Westfield Group	9.3%
Unibail-Rodamco	5.7%
Land Securities Group PLC	3.4%
Cheung Kong (Holdings) Ltd.	3.1%
Sun Hung Kai Properties Ltd.	2.9%
Gecina S.A.	2.8%
Fonciere Des Regions	1.9%
Metrovacesa S.A.	1.7%
British Land Co. PLC	1.7%
GPT Group	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Real Estate Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Real Estate Index.

The WisdomTree International Real Estate Fund (DRW) returned -30.45% at net asset value (“NAV”) for the six month period ended September 30, 2008. Australia contributed the most to the decline, returning -29.54% over the period with an average weight of 27.27%. Denmark contributed the least to the decline returning -48.39%, with an average weight of 0.07% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.58%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Real Estate Index	Dow Jones Wilshire ex-U.S. RESI Index
Six Months*	(30.45)%	(30.84)%	(31.11)%	(26.58)%
One Year	(42.56)%	(42.46)%	(42.24)%	(38.32)%
Since Inception[1]	(33.38)%	(33.37)%	(33.19)%	(34.46)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on June 5, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	15

Performance Summary (unaudited)

WisdomTree Emerging Markets High-Yielding Equity Fund

Industry Breakdown† as of 9/30/08

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Formosa Petrochemical Corp.	2.6%
Bank Pekao S.A.	2.5%
Chungwa Telecom Co., Ltd.	2.4%
Telekomunikacja Polska S.A.	2.2%
CPFL Energia S.A.	2.1%
FirstRand Ltd.	2.0%
Nan Ya Plastics Corp.	1.8%
Akbank TAS	1.8%
Telefonica O2 Czech Republic A.S.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Emerging Markets High-Yielding Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High-Yielding Equity Index.

The WisdomTree Emerging Markets High-Yielding Equity Fund (DEM) returned -17.33% at net asset value (“NAV”) for the six month period ended September 30, 2008. Taiwan contributed the most to the decline, returning -27.72% over the period with an average weight of 28.00%. The Fund benefitted most from South Africa which returned 16.23%, with an average weight of 9.28% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.63%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets High-Yielding Equity Index	MSCI Emerging Markets Index
Six Months*	(17.33)%	(16.22)%	(17.31)%	(27.58)%
One Year	(16.71)%	(15.93)%	(16.27)%	(32.98)%
Since Inception[1]	(12.22)%	(12.84)%	(11.79)%	(24.84)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on July 13, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

16	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund

Industry Breakdown† as of 9/30/08

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Growthpoint Properties Ltd.	1.3%
Grupo Continental S.A.B de C.V.	1.1%
Berjaya Sports Toto Bhd	1.1%
Gamuda Bhd	1.0%
Malaysian Bulk Carriers Bhd	0.8%
Cimsa Cimento Sanayi VE Tica	0.8%
Foschini Ltd.	0.8%
Delek Automotive Systems Ltd.	0.8%
Formosa Taffeta Co., Ltd.	0.8%
Truworths International Ltd.	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Emerging Markets SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index. The Fund is adding the performance of the MSCI Emerging Markets SmallCap Index because the Fund believes this newly available index is a more appropriate benchmark for the Fund. The MSCI Emerging Markets Index will be removed after the next Annual Report.

The WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) returned -27.53% at net asset value (“NAV”) for the six month period ended September 30, 2008. Taiwan contributed the most to the decline, returning -39.97% over the period with an average weight of 27.83%. Indonesia contributed the least to the decline returning -11.88%, with an average weight of 2.11% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.63%.

Performance as of 9/30/08

	Cumulative Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets SmallCap Dividend Index	MSCI Emerging Markets Index	MSCI Emerging Markets SmallCap Index
Six Months*	(27.53)%	(26.58)%	(27.34)%	(27.58)%	(34.52)%
Since Inception[1]	(38.09)%	(36.59)%	(37.33)%	(39.62)%	(47.73)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on October 30, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	17

Performance Summary (unaudited)

WisdomTree Middle East Dividend Fund

Sector Breakdown† as of 9/30/08‡

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Maroc Telecom	10.0%
National Bank of Kuwait	4.2%
Emirates NBD PJSC	3.8%
Mobile Telecommunications Co.	3.4%
Arab Bank	3.2%
Commercial Bank of Kuwait	2.9%
Kuwait Investment Projects Co.	2.8%
Qatar National Bank SAQ	2.8%
Oman Telecommunications Co.	2.8%
DP World Ltd.	2.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Middle East Dividend Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

The WisdomTree Middle East Dividend Fund (GULF) returned -17.89% at net asset value (“NAV”) for the period ended September 30, 2008. The United Arab Emirates contributed the most to the decline, returning -24.83% over the period with an average weight of 19.66%. Jordan contributed the least to the decline returning -10.46%, with an average weight of 7.32% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.88%.

Performance as of 9/30/08

	Cumulative Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Middle East Dividend Index	MSCI Arabian Markets ex- Saudi Arabia Index
Since Inception[1]	(17.89)%	(18.77)%	(16.72)%	(18.82)%
[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on July 16, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

18	WisdomTree International Dividend Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008 for all funds (except the WisdomTree Middle East Dividend Fund whose period was July 16, 2008 through September 30, 2008).

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 4/01/08 to 9/30/08” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree International Dividend Funds	19

Shareholder Expense Examples (unaudited)

	Beginning Account Value 4/01/08	Ending Account Value 9/30/08	Annualized Expense Ratio Based on the Period 4/01/08 to 9/30/08	Expenses Paid During the Period† 4/01/08 to 9/30/08
WisdomTree DEFA Fund
Actual	$1,000.00	$779.44	0.48%	$2.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	0.48%	$2.46
WisdomTree DEFA High-Yielding Equity Fund
Actual	$1,000.00	$789.02	0.58%	$2.62
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	0.58%	$2.96
WisdomTree Europe Total Dividend Fund
Actual	$1,000.00	$772.26	0.48%	$2.15
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	0.48%	$2.46
WisdomTree Europe High-Yielding Equity Fund
Actual	$1,000.00	$792.87	0.58%	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	0.58%	$2.96
WisdomTree Europe SmallCap Dividend Fund
Actual	$1,000.00	$678.48	0.58%	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	0.58%	$2.96
WisdomTree Japan Total Dividend Fund
Actual	$1,000.00	$854.17	0.48%	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	0.48%	$2.46
WisdomTree Japan High-Yielding Equity Fund
Actual	$1,000.00	$896.45	0.58%	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	0.58%	$2.96
WisdomTree Japan SmallCap Dividend Fund
Actual	$1,000.00	$837.20	0.58%	$2.69
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	0.58%	$2.96
WisdomTree Pacific ex-Japan Total Dividend Fund
Actual	$1,000.00	$789.59	0.48%	$2.17
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	0.48%	$2.46
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
Actual	$1,000.00	$790.68	0.58%	$2.62
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	0.58%	$2.96
WisdomTree International LargeCap Dividend Fund
Actual	$1,000.00	$798.41	0.48%	$2.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	0.48%	$2.46
WisdomTree International Dividend Top 100 Fund
Actual	$1,000.00	$778.00	0.58%	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	0.58%	$2.96
WisdomTree International MidCap Dividend Fund
Actual	$1,000.00	$761.83	0.58%	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	0.58%	$2.96
WisdomTree International SmallCap Dividend Fund
Actual	$1,000.00	$736.71	0.58%	$2.54
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	0.58%	$2.96
WisdomTree International Real Estate Fund
Actual	$1,000.00	$695.51	0.58%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	0.58%	$2.96

20	WisdomTree International Dividend Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/01/08	Ending Account Value 9/30/08	Annualized Expense Ratio Based on the Period 4/01/08 to 9/30/08	Expenses Paid During the Period† 4/01/08 to 9/30/08
WisdomTree Emerging Markets High-Yielding Equity Fund
Actual	$1,000.00	$826.71	0.63%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.89	0.63%	$3.22
WisdomTree Emerging Markets SmallCap Dividend Fund
Actual	$1,000.00	$724.69	0.63%	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.89	0.63%	$3.22
WisdomTree Middle East Dividend Fund*
Actual	$1,000.00	$821.07	0.88%	$1.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	0.88%	$4.48
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect one-half year period) except for actual return information which reflects the 77 day period for WisdomTree Middle East Dividend Fund.

*	Commencement of investment operations for the Middle East Dividend Fund is July 16, 2008.

WisdomTree International Dividend Funds	21

Schedule of Investments (unaudited)

WisdomTree DEFA Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Australia – 8.9%
A.B.C. Learning Centres Ltd.	240,663	$102,511
AGL Energy Ltd.	13,910	150,319
Alumina Ltd.	86,481	209,424
Amcor Ltd.	88,381	376,461
AMP Ltd.	109,376	602,205
APA Group	14,455	34,776
Aristocrat Leisure Ltd.	43,095	219,597
ASX Ltd.	18,381	437,143
Austbrokers Holdings Ltd.	33,876	114,902
Australia & New Zealand Banking Group Ltd.	146,587	2,168,023
AXA Asia Pacific Holdings Ltd.	87,170	345,861
Babcock & Brown Infrastructure Group	204,096	53,127
Babcock & Brown Ltd.	16,467	25,264
Bendigo and Adelaide Bank Ltd.	7,857	71,892
BHP Billiton Ltd.	80,828	1,976,472
Billabong International Ltd.	40,715	439,989
BlueScope Steel Ltd.	73,319	423,345
Boom Logistics Ltd.	87,520	81,807
Boral Ltd.	11,251	54,314
Brambles Ltd.	37,049	225,027
Caltex Australia Ltd.	28,092	273,663
Centennial Coal Co., Ltd.	3,300	9,579
Challenger Financial Services Group Ltd.	49,175	92,706
Coca-Cola Amatil Ltd.	80,353	522,905
Commonwealth Bank of Australia	99,544	3,346,537
Computershare Ltd.	54,591	400,471
Consolidated Media Holdings Ltd.	13,468	26,134
CSL Ltd.	32,058	943,219
CSR Ltd.	180,298	352,703
David Jones Ltd.	13,630	46,231
Energy Developments Ltd.	81,169	160,065
Envestra Ltd.	115,310	59,577
FairFax Media Ltd.	150,752	313,931
FlexiGroup Ltd.	176,128	65,297
Foster’s Group Ltd.	119,511	520,372
Gloucester Coal Ltd.	859	6,268
Goodman Fielder Ltd.	92,407	101,318
Harvey Norman Holdings Ltd.	145,351	354,278
Hastings Diversified Utilities Fund	21,524	40,578
Hills Industries Ltd.	8,754	29,416
Housewares International Ltd.	47,472	34,450
Incitec Pivot Ltd.*	24,220	96,861
Insurance Australia Group Ltd.	133,486	431,705
Leighton Holdings Ltd.	16,762	496,481
Lend Lease Corp. Ltd.	40,814	295,542
Lion Nathan Ltd.	74,341	543,595
Macquarie Airports	112,542	239,688
Macquarie Group Ltd.	20,101	586,660
Minara Resources Ltd.	39,192	50,391
Mitchell Communications Group Ltd.	224,531	96,525
Mortgage Choice Ltd.	249,719	196,978
National Australia Bank Ltd.	128,295	2,455,091

Investments	Shares	U.S. $ Value

New Hope Corp. Ltd.	2,067	$7,011
Newcrest Mining Ltd.	17,572	382,974
Orica Ltd.	26,322	434,981
Origin Energy Ltd.	13,333	169,430
Oz minerals Ltd.	106,942	135,391
Perpetual Ltd.	8,562	316,074
Photon Group Ltd.	57,240	116,941
Qantas Airways Ltd.	197,630	487,938
QBE Insurance Group Ltd.	41,939	876,660
Regional Express Holdings Ltd.	150,432	121,034
Reverse Corp. Ltd.	42,900	50,759
Rio Tinto Ltd.	9,928	661,737
Santos Ltd.	20,656	311,205
Sigma Pharmaceuticals Ltd.	239,113	225,392
Sonic Healthcare Ltd.	41,160	425,318
SP AusNet	196,842	161,480
Spark Infrastructure Group	49,092	56,149
Specialty Fashion Group Ltd.	63,492	34,056
St.George Bank Ltd.	39,298	886,551
STW Communications Group Ltd.	16,855	15,223
Suncorp-Metway Ltd.	70,149	514,602
TABCORP Holdings Ltd.	46,497	296,349
Tatts Group Ltd.	39,891	74,889
Telstra Corp. Ltd.	801,040	2,641,177
Toll Holdings Ltd.	40,789	223,290
Transurban Group	68,931	303,400
Wesfarmers Ltd.	33,841	760,239
Wesfarmers Ltd. Price Protected Shares	5,740	127,682
West Australian Newspapers Holdings Ltd.	6,139	43,582
Westpac Banking Corp.	133,717	2,265,625
WHK Group Ltd.	32,250	26,456
Woodside Petroleum Ltd.	14,449	581,266
Woolworths Ltd.	55,212	1,184,594

Total Australia		36,221,129
Austria – 0.3%
Andritz AG	924	38,937
Bank Austria Creditanstalt AG(a)	3,774	—
BWT AG	3,875	92,259
Erste Group Bank AG	1,938	93,780
Flughafen Wien AG	759	47,400
IMMOFINANZ AG	39,540	135,517
OMV AG	3,538	145,760
Palfinger AG	1,538	27,653
POLYTEC Holding AG	7,506	102,059
Raiffeisen International Bank Holding AG	35	2,457
Schoeller-Bleckmann Oilfield Equipment AG	594	35,460
Telekom Austria AG	2,691	46,833
Uniqa Versicherungen AG	212	5,360
voestalpine AG	3,789	115,758
Wienerberger AG	7,866	209,710
Zumtobel AG	7,359	103,265

Total Austria		1,202,208

See Notes to Financial Statements.

22	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Belgium – 1.6%
Barco N.V.	5,201	$234,582
Bekaert S.A.	1,089	143,720
Belgacom S.A.	22,633	841,997
Cofinimmo	1,170	202,143
Colruyt S.A.	825	205,045
Compagnie Maritime Belge S.A.	5,868	233,427
Delhaize Group	2,327	133,997
Dexia N.V.	69,076	727,707
Euronav N.V.	8,450	230,976
InBev N.V.	14,840	872,051
KBC Groep N.V.	12,757	1,070,309
Mobistar S.A.	5,669	396,118
Omega Pharma S.A.	4,026	170,502
Solvay S.A.	2,856	346,208
UCB S.A.	21,461	750,314

Total Belgium		6,559,096
Denmark – 0.6%
A/S Dampskibsselskabat Torm	6,810	160,897
Dalhoff Larsen & Horneman A/S Class B	7,000	59,302
Danisco A/S	4,993	276,825
Danske Bank A/S	32,800	770,323
Forstaedernes Bank A/S	13,712	260,724
H. Lundbeck A/S	15,879	299,686
NKT Holding A/S	925	42,664
Novo-Nordisk A/S Class B	13,002	663,342

Total Denmark		2,533,763
Finland – 1.5%
Citycon Oyj	6,646	21,471
Elisa Oyj	5,122	98,854
Finnair Oyj	10,592	60,107
Fortum Oyj	33,101	1,096,360
Kemira Oyj	6,614	77,110
Kesko Oyj Class B	3,311	83,342
Konecranes Oyj	4,953	115,560
Metso Oyj	3,311	79,389
Nokia Oyj	122,367	2,217,289
Nokian Renkaat Oyj	6,613	156,054
Outokumpu Oyj Class A	1,072	16,654
PKC Group Oyj	5,104	47,318
Ramirent Oyj	13,128	80,953
Rautaruukki Oyj	9,894	193,455
Sampo Oyj Class A	26,425	587,205
Sanoma Oyj	8,595	160,450
Stora Enso Oyj Class R	34,683	332,740
Talentum Oyj	629	2,226
UPM-Kymmene Oyj	26,425	406,070
Uponor Oyj	6,597	82,194
Wartsila Oyj	3,311	137,012
YIT Oyj	3,311	33,951

Total Finland		6,085,764

Investments	Shares	U.S. $ Value

France – 15.6%
ABC Arbitrage	10,562	$72,399
Accor S.A.	12,113	635,918
Aeroports de Paris	589	47,936
Air France-KLM	12,748	286,414
Air Liquide S.A.	9,661	1,050,547
Altamir Amboise	30,051	230,051
Assystem	27,844	381,333
Avenir Telecom	22,329	29,796
AXA S.A.	136,572	4,392,083
BNP Paribas	50,740	4,709,651
Bouygues S.A.	8,648	385,680
Carrefour S.A.	24,063	1,118,783
Casino Guichard Perrachon S.A.	8,877	781,188
Christian Dior S.A.	7,180	535,232
Cie de Saint-Gobain	16,638	844,729
CNP Assurances	7,179	801,273
Compagnie Generale des Etablissements Michelin Class B	10,888	695,105
Credit Agricole S.A.	177,522	3,342,621
Electricite de France	47,773	3,417,960
Etablissements Maurel et Prom	1,493	23,551
Euler Hermes S.A.	7,395	513,449
Fimalac	3,178	193,290
Fonciere Des Regions	428	44,067
France Telecom S.A.	179,391	4,989,236
Gaz de France	56,030	2,872,643
GFI Informatique	28,074	147,878
Groupe Danone	14,755	1,036,281
Groupe Steria SCA	6,905	150,336
Haulotte Group	10,218	126,591
Hermes International	7,997	1,286,289
Imerys S.A.	1,577	89,558
IMS-Intl Metal Service	4,817	82,548
LaCie S.A.	17,109	84,353
Lafarge S.A.	6,687	693,102
Lagardere S.C.A.	8,942	398,101
Legrand S.A.	6,131	136,240
L’Oreal S.A.	14,580	1,418,226
LVMH Moet Hennessy Louis Vuitton S.A.	10,819	938,408
Manitou BF S.A.	8,409	206,114
Natixis	148,965	479,168
Neopost S.A.	729	67,942
Nexity	11,199	175,554
NRJ Group	28,474	282,772
PagesJaunes Groupe	13,743	188,022
Peugeot S.A.	5,716	211,724
PPR	5,868	516,680
Renault S.A.	25,481	1,594,708
Sanofi-Aventis S.A.	69,690	4,556,782
Schneider Electric S.A.	9,337	790,126
SCOR SE	7,965	152,157
Societe BIC S.A.	2,767	142,563
Societe Des Autoroutes Paris-Rhin-Rhone	13,067	1,130,641

WisdomTree International Dividend Funds	23

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Societe Fonciere Financiere et de Participations FFP	2,049	$138,927
Societe Generale	20,594	1,793,497
Societe Television Francaise 1	20,448	356,444
Technip S.A.	8,821	487,811
TOTAL S.A.	118,265	7,073,430
Trigano S.A.	5,650	55,713
Vallourec	1,254	266,082
Veolia Environnement S.A.	11,981	485,772
VINCI S.A.	18,345	849,839
Vivendi S.A.	62,296	1,926,840
Wendel	1,265	98,795
Zodiac S.A.	1,654	77,830

Total France		63,088,779
Germany – 7.8%
Aareal Bank AG	7,159	81,252
Allianz SE	15,287	2,067,410
AMB Generali Holding AG	2,426	376,890
BASF SE	36,041	1,708,594
Bayer AG	23,267	1,692,927
Bayerische Motoren Werke AG	10,312	395,289
Beate Uhse AG	76,974	100,553
Bechtle AG	576	11,821
Beiersdorf AG	7,414	466,655
Cenit AG	3,040	16,611
Comdirect Bank AG	9,942	72,897
Commerzbank AG	21,024	307,126
Continental AG*	1,650	163,628
Daimler AG	38,016	1,890,331
Deutsche Bank AG	29,305	2,039,023
Deutsche Boerse AG	5,447	488,678
Deutsche Lufthansa AG	24,237	469,814
Deutsche Post AG	45,811	951,069
Deutsche Postbank AG	5,183	194,093
Deutsche Telekom AG	340,379	5,149,282
Deutz AG	1,498	8,354
E.ON AG	67,747	3,385,823
Elexis AG	540	10,088
Fraport AG Frankfurt Airport Services Worldwide	5,281	311,554
Fresenius Medical Care AG & Co. KGaA	9,330	480,575
GFK AG	1,578	47,899
Hannover Rueckversicherung AG	2,187	78,980
Heidelberger Druckmaschinen AG	14,219	221,098
Hypo Real Estate Holding AG	8,494	49,514
IDS Scheer AG	5,718	56,223
Indus Holding AG	2,262	53,220
Linde AG	231	24,491
MAN AG	5,215	346,484
Merck KGAA	1,408	149,122
MPC Muenchmeyer Petersen Capital AG	697	12,728
MTU Aero Engines Holding AG	949	25,847
Muenchener Rueckversicherungs AG	7,513	1,120,849
Pfleiderer AG	9,966	119,829
RWE AG	16,314	1,546,794

Investments	Shares	U.S. $ Value

Salzgitter AG	2,392	$237,748
SAP AG	5,014	265,307
Siemens AG	19,824	1,830,859
ThyssenKrupp AG	15,694	463,598
Vivacon AG	32,443	306,693
Volkswagen AG	4,461	1,742,051
Wacker Chemie AG	889	125,310

Total Germany		31,664,981
Hong Kong – 3.5%
Bank of East Asia Ltd.	72,620	224,472
BOC Hong Kong Holdings Ltd.	577,655	1,011,818
Cathay Pacific Airways Ltd.	197,000	332,378
Cheung Kong Holdings Ltd.	64,969	721,706
China Everbright Ltd.	10,000	15,481
China Merchants Holdings International Co., Ltd.	66,016	207,460
China Mobile Ltd.	348,624	3,452,856
China Netcom Group Corp. Ltd.	96,519	213,565
China Overseas Land & Investment Ltd.	132,034	156,447
China Resources Enterprise, Ltd.	64,016	153,190
China Travel International Investment Hong Kong Ltd.	264,067	58,838
China Unicom Ltd.	128,051	190,979
CITIC Pacific Ltd.	129,954	373,241
CLP Holdings Ltd.	51,000	409,545
CNOOC Ltd.	756,157	861,887
Dah Sing Financial Holdings Ltd.	11,959	49,904
Denway Motors Ltd.	198,056	61,730
Hang Seng Bank Ltd.	108,106	2,009,144
Hong Kong Exchanges and Clearing Ltd.	34,600	414,878
HongKong Electric Holdings Ltd.	4,500	28,109
Hopewell Holdings Ltd.	33,008	118,184
Hutchison Whampoa Ltd.	131,025	992,261
Lenovo Group Ltd.	74,000	31,928
MTR Corp.	132,034	385,167
New World Development Ltd.	98,954	107,692
Shanghai Industrial Holdings Ltd.	32,008	72,143
Shougang Concord International Entertainment Co., Ltd.	276,000	38,746
Sino Land Co. Ltd.	65,969	72,219
Sun Hung Kai Properties Ltd.	54,415	549,452
Television Broadcasts Ltd.	33,009	139,019
Wharf Holdings Ltd. (The)	65,969	184,797
Wing Hang Bank Ltd.	16,506	125,533
Wing Lung Bank Ltd.	13,203	263,742

Total Hong Kong		14,028,511
Ireland – 0.6%
Allied Irish Banks PLC	65,359	541,659
Anglo Irish Bank Corp. PLC	30,135	162,713
Bank of Ireland	95,663	530,774
C&C Group PLC	2,017	5,380
CRH PLC	9,181	193,441
DCC PLC	3,132	61,019
FBD Holdings PLC	7,177	116,377

See Notes to Financial Statements.

24	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund

September 30, 2008

Investments	Shares	U.S. $ Value

FBD Holding PLC A Shares	7,177	$15,122
Glanbia PLC	8,828	46,737
Independent News & Media PLC	36,034	58,714
Irish Life & Permanent PLC	33,101	225,502
Kerry Group PLC Class A	1,668	48,734
Kingspan Group PLC	22,581	201,412

Total Ireland		2,207,584
Italy – 7.6%
A2A SpA	166,892	421,027
Actelios SpA	8,235	60,902
AcegasAps SpA	12,418	89,657
Alleanza Assicurazioni SpA	36,165	327,909
Amplifon SpA	26,822	67,439
Anima SGRpA	34,909	69,826
Assicurazioni Generali SpA	24,225	795,567
Atlantia SpA	13,126	266,790
Banca Carige SpA	83,530	271,033
Banca Monte dei Paschi di Siena SpA	560,425	1,369,730
Banca Popolare dell’Etruria e del Lazio	32,752	253,948
Banca Popolare di Milano S.c.r.l.	32,014	266,663
Biesse SpA	940	7,929
Cairo Communication SpA	48,118	163,734
Cofide SpA	86,846	63,800
Credito Emiliano SpA	25,286	212,220
Enel SpA	450,522	3,727,345
ENI SpA	209,610	5,476,374
ERGO Previdenza SpA	147,276	902,476
Esprinet SpA	20,191	86,786
Fiat SpA	12,856	169,205
Finmeccanica SpA	17,628	377,360
Fondiaria-Sai SpA	10,588	245,990
Fondiaria-Sai SpA RSP	15,226	253,652
Gemina SpA	88,651	89,408
Gruppo Editoriale L’Espresso SpA	24,077	51,068
Hera SpA	72,552	198,011
Ifil Investments SpA	69,670	309,244
Ifil Investments SpA RSP	27,637	91,616
Intesa Sanpaolo SpA	16,709	78,626
Intesa Sanpaolo SpA RSP	881,868	4,762,863
Luxottica Group SpA	15,272	345,803
Mediaset SpA	60,957	382,950
Mediobanca SpA	26,943	359,343
Mediolanum SpA	57,339	257,531
Milano Assicurazioni SpA	44,946	199,502
Milano Assicurazioni SpA RSP	5,712	24,933
Panariagroup Industrie Ceramiche SpA	34,522	134,321
Piaggio & C. SpA	36,761	81,069
Piccolo Credito Valtellinese S.c.r.l.	21,250	174,914
Pirelli & C. Real Estate SpA	14,582	183,934
Pirelli & C. SpA	45,316	24,825
Premafin Finanziaria SpA	155,211	277,754
RCS MediaGroup SpA	71,460	147,553
Safilo Group SpA	70,349	97,136

Investments	Shares	U.S. $ Value

Saipem SpA	10,588	$310,983
Snam Rete Gas SpA	123,583	741,233
Sogefi SpA	27,812	79,402
Telecom Italia SpA	1,296,105	1,915,244
Telecom Italia SpA	28,451	31,991
Terna Rete Elettrica Nazionale SpA	137,745	502,090
UniCredit SpA	616,177	2,248,170
Unione di Banche Italiane SCPA	22,488	487,083
Unipol Gruppo Finanziario SpA	123,647	260,000

Total Italy		30,795,962
Japan – 10.8%
Aeon Fantasy Co., Ltd.	2,500	18,980
Alpen Co., Ltd.	6,900	129,596
Arcs Co., Ltd.	1,200	14,694
Arnest One Corp.	26,400	81,066
Asahi Glass Co., Ltd.	33,000	284,727
Astellas Pharma, Inc.	13,200	543,343
Belluna Co., Ltd.	28,800	127,500
Bridgestone Corp.	23,100	426,468
Calsonic Kansei Corp.	28,000	77,540
Canon, Inc.	19,800	712,438
Chubu Electric Power Co., Inc.	19,800	463,458
Chugoku Electric Power Co., Inc. (The)	6,200	127,019
Cleanup Corp.	2,600	9,968
Dai Nippon Printing Co., Ltd.	33,000	441,078
Daiichi Sankyo Co., Ltd.	3,300	83,771
Daikoku Denki Co., Ltd.	2,000	22,192
Daikyo, Inc.	85,000	126,501
Daiwa Securities Group, Inc.	38,000	264,155
DENSO Corp.	13,200	315,810
Eagle Industry Co., Ltd.	6,000	25,037
Ehime Bank Ltd. (The)	1,000	2,779
Eisai Co., Ltd.	9,900	381,397
Fanuc Ltd.	6,600	481,176
FCC Co., Ltd.	4,400	57,028
Fuji Electronics Co., Ltd.	21,300	157,897
Fuji Fire & Marine Insurance Co., Ltd. (The)	56,000	125,540
FUJIFILM Holdings Crop.	13,200	334,461
Fukushima Bank Ltd. (The)	37,000	25,442
Fuso Pharmaceutical Industries Ltd.	27,000	78,840
Gulliver International Co., Ltd.	2,560	43,718
HIS Co., Ltd.	1,100	12,485
Hitachi Ltd.	66,000	446,362
Hokkaido Electric Power Co., Inc.	2,300	47,662
Hokuriku Electric Power Co.	600	14,383
Honda Motor Co., Ltd.	29,800	867,348
Honeys Co., Ltd.	16,080	72,399
HOYA CORP	4,800	93,138
Ichikoh Industries Ltd.	33,000	70,249
Iida Home Max Co., Ltd.	39,500	132,826
Information Services International-Dentsu Ltd.	3,300	21,013
ITOCHU Corp.	66,000	386,681
Izumiya Co., Ltd.	47,000	253,671

See Notes to Financial Statements.

WisdomTree International Dividend Funds	25

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Japan Tobacco, Inc.	132	$489,879
Japan Transcity Corp.	60,000	216,456
Jastec Co., Ltd.	2,400	12,275
JFE Holdings, Inc.	13,200	395,385
Kanamoto Co., Ltd.	24,000	96,529
Kansai Electric Power Co., Inc. (The)	23,100	511,327
Kanto Natural Gas Development Ltd.	32,000	174,219
Kanto Tsukuba Bank Ltd. (The)	37,400	163,459
Kao Corp.	13,000	345,924
Kasumi Co., Ltd.	22,000	118,532
Kawasaki Kisen Kaisha Ltd.	6,000	35,718
KDDI Corp.	40	221,919
Keiyo Co., Ltd.	10,200	51,401
Kirin Holdings Co., Ltd.	33,000	428,022
Kobe Steel Ltd.	162,000	315,867
Kojima Co., Ltd.	57,800	225,941
Komatsu Ltd.	33,000	520,652
Konaka Co., Ltd.	6,100	25,224
Kyocera Corp.	6,600	489,879
Kyodo Printing Co., Ltd.	141,000	358,593
Kyushu Electric Power Co., Inc.	23,100	478,689
Leopalace21 Corp.	4,300	32,564
Makino Milling Machine Co., Ltd.	6,000	23,228
Maruzen Showa Unyu Co., Ltd.	93,000	251,411
Mercian Corp.	3,000	5,765
Michinoku Bank Ltd. (The)	7,000	14,506
Ministop Co., Ltd.	5,800	104,238
Mitsubishi Corp.	26,400	535,883
Mitsubishi Electric Corp.	66,000	429,577
Mitsubishi Estate Co., Ltd.	32,976	624,328
Mitsubishi Heavy Industries Ltd.	132,000	554,533
Mitsubishi UFJ Financial Group, Inc.	116,116	976,702
Mitsui & Co., Ltd.	33,000	397,250
Mitsui Fudosan Co., Ltd.	32,976	609,108
Mitsui High-Tec, Inc.	33,510	205,166
Mitsui OSK Lines Ltd.	10,000	83,267
Mitsui Sumitomo Insurance Group Holdings, Inc.	9,528	313,217
Mitsuuroko Co., Ltd.	16,400	96,393
Mizuho Financial Group, Inc.	142	591,193
NEC Mobiling Ltd.	6,200	79,716
Nice Holdings, Inc.	41,000	73,376
Nippon Beet Sugar Manufacturing Co., Ltd.	6,000	11,981
Nippon Oil Corp.	66,000	326,379
Nippon Steel Corp.	307,000	1,119,098
Nippon Telegraph & Telephone Corp.	204	901,201
Nissan Motor Co., Ltd.	137,100	900,096
Nissan Shatai Co., Ltd.	1,000	6,556
Nissin Corp.	34,000	80,384
Nissin Kogyo Co., Ltd.	3,800	48,715
Nitto Boseki Co., Ltd.	43,000	90,322
Nomura Holdings, Inc.	109,100	1,362,658
NTT DoCoMo, Inc.	1,593	2,519,330
Okinawa Electric Power Co., Inc. (The)	4,100	194,254
Oracle Corp.	7,400	332,482

Investments	Shares	U.S. $ Value

Pacific Industrial Co., Ltd.	42,000	$150,332
Pacific Metals Co., Ltd.	3,000	21,193
Panasonic Corp.	33,000	557,952
Resorttrust, Inc.	2,200	20,453
Ricoh Co., Ltd.	33,000	449,781
Right On Co., Ltd.	10,900	136,860
Riken Corp.	25,000	76,296
Royal Holdings Co., Ltd.	9,400	83,229
Saibu Gas Co., Ltd.	100,000	221,354
San-Ai Oil Co., Ltd.	27,000	85,198
Sanden Corp.	5,000	16,531
Sanei-International Co., Ltd.	4,700	51,000
Sankyo Seiko Co., Ltd.	49,900	83,194
Sanoh Industrial Co., Ltd.	25,700	118,617
Satori Electric Co., Ltd.	15,800	75,008
Sawai Pharmaceutical Co., Ltd.	3,300	129,308
Secom Co., Ltd.	16,500	676,070
Seikagaku Corp.	23,200	223,117
Seino Holdings Corp.	9,000	41,878
Sekisui House, Ltd.	33,000	296,538
Seven & I Holdings Co., Ltd.	5,100	143,875
Sharp Corp.	33,000	350,002
Shindengen Electric Manufacturing Co., Ltd.	34,000	70,456
Shin-Etsu Chemical Co., Ltd.	9,900	455,998
Shinko Shoji Co., Ltd.	4,300	29,365
Shinwa Kaiun Kaisha Ltd.	15,000	57,929
Shizuoka Gas Co., Ltd.	1,500	5,426
Showa Corp.	12,500	74,412
Sinanen Co., Ltd.	29,000	109,264
Sojitz Corp.	5,700	12,778
Sompo Japan Insurance, Inc.	19,000	155,164
Sony Corp.	9,900	295,606
SSP Co., Ltd.	21,000	101,870
Starzen Co., Ltd.	159,000	348,957
Sumco Corp.	6,000	90,934
Sumitomo Chemical Co., Ltd.	66,000	282,862
Sumitomo Corp.	33,000	298,714
Sumitomo Electric Industries Ltd.	19,600	209,173
Sumitomo Metal Industries Ltd.	132,000	394,141
Sumitomo Mitsui Financial Group, Inc.	67	397,589
Sumitomo Trust & Banking Co., Ltd. (The)	14,000	88,353
Sumitomo Warehouse Co., Ltd. (The)	16,000	62,996
Suzuki Motor Corp.	23,100	417,330
T&D Holdings, Inc.	6,600	339,434
Taihei Kogyo Co., Ltd.	41,000	103,499
Takeda Pharmaceutical Co., Ltd.	14,500	717,044
Teikoku Tsushin Kogyo Co., Ltd.	31,000	80,300
TOA Corp.	6,000	31,027
Tochigi Bank Ltd. (The)	164,000	858,889
TOHO Gas Co., Ltd.	7,000	38,374
Tohoku Electric Power Co., Inc.	23,100	495,008
Tokushima Bank Ltd. (The)	1,000	3,645
Tokyo Electric Power Co., Inc. (The)	29,700	724,561
Tokyo Gas Co., Ltd.	99,000	407,507

See Notes to Financial Statements.

26	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Tokyo Seimitsu Co., Ltd.	9,100	$108,087
Tokyo Tomin Bank Ltd. (The)	2,500	39,844
Tokyu Livable, Inc.	9,200	45,582
Tonami Transportation Co., Ltd.	74,000	150,558
Topre Corp.	16,300	109,470
Toray Industries, Inc.	34,000	155,965
Toshiba Corp.	66,000	280,375
Tosho Printing Co., Ltd.	6,000	15,598
Toyo Securities Co., Ltd.	8,000	18,311
Toyota Motor Corp.	69,200	2,854,953
Trans Cosmos, Inc.	13,100	101,306
Trend Micro, Inc.	500	18,603
United Arrows Ltd.	15,500	116,069
Valor Co., Ltd.	2,500	19,003
Yamaha Motor Co., Ltd.	3,500	46,715
Yokohama Reito Co., Ltd.	3,000	20,317
ZERIA Pharmaceutical Co., Ltd.	7,000	67,847

Total Japan		43,907,597
Netherlands – 2.7%
AEGON N.V.	73,673	641,606
Akzo Nobel N.V.	9,140	431,566
Ballast Nedam N.V. CVA	6,464	186,042
Brunel International	4,292	84,583
CSM N.V.	7,048	177,012
Heijmans N.V. CVA	8,818	142,689
Heineken Holding N.V.	5,406	209,809
Heineken N.V.	6,918	275,439
ING Groep N.V. CVA	106,653	2,236,666
Koninklijke BAM Groep N.V.	5,463	69,369
Koninklijke DSM N.V.	6,852	321,031
Koninklijke KPN N.V.	126,330	1,808,565
Koninklijke Philips Electronics N.V.	27,070	725,686
Koninklijke Vopak N.V.	4,820	224,236
Macintosh Retail Group N.V.	1,571	23,987
OCE N.V.	14,222	99,885
Ordina N.V.	10,463	78,040
Randstad Holding N.V.	8,328	215,885
Reed Elsevier N.V.	23,295	344,523
SBM Offshore N.V.	4,724	99,666
STMicroelectronics N.V.	1,397	13,775
TNT N.V.	11,784	322,772
Unilever N.V. CVA	68,095	1,899,602
USG People N.V.	10,156	137,663
Wavin N.V.	15,474	87,594
Wolters Kluwer N.V.	10,357	207,090

Total Netherlands		11,064,781
New Zealand – 0.4%
Air New Zealand Ltd.	142,016	90,110
Auckland International Airport Ltd.	80,663	105,056
Contact Energy Ltd.	6,514	34,022
Fletcher Building Ltd.	31,953	141,920
Mainfreight Ltd.	39,071	167,011
New Zealand Refining Co., Ltd. (The)	18,761	81,448

Investments	Shares	U.S. $ Value

PGG Wrightson Ltd.	15,655	$16,730
Port of Tauranga Ltd.	64,430	284,016
Sky City Entertainment Group Ltd.	32,863	80,334
Telecom Corp. of New Zealand Ltd.	220,780	402,563
TrustPower Ltd.	11,613	60,887
Vector Ltd.	119,687	167,072
Warehouse Group Ltd. (The)	27,753	55,979

Total New Zealand		1,687,148
Norway – 0.9%
ABG Sundal Collier Holding ASA	87,000	76,518
Acta Holding ASA	135,000	68,501
Aker ASA Class A	3,121	95,283
DnB NOR ASA	66,018	495,780
Ekornes ASA	3,301	44,387
Norsk Hydro ASA	38,059	249,444
Norwegian Property ASA	23,600	39,917
Orkla ASA	29,710	265,829
Schibsted ASA	1,650	30,071
Sparebank 1 SMN	32,500	208,887
Sparebank 1 SR Bank	47,750	310,941
Sparebanken 1Nord-Norge	14,200	146,508
Statoil Hydro ASA	52,638	1,236,645
Telenor ASA	22,700	275,673
Veidekke ASA	7,150	37,732
Yara International ASA	5,952	204,363

Total Norway		3,786,479
Portugal – 0.6%
Banco BPI, S.A.	25,695	77,960
Banco Espirito Santo, S.A.	18,840	228,910
Banif SGPS, S.A.	35,763	83,389
Brisa-Auto-estradas de Portugal S.A.	20,138	198,008
Jeronimo Martins, SGPS, S.A.	22,119	186,417
Mota-Engil, SGPS, S.A.	7,180	30,771
Portucel-Empresa Produtora De Pasta E Papel, S.A.	21,604	55,928
Portugal Telecom, SGPS, S.A.	67,304	671,697
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.	188,526	397,220
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	6,885	66,730
Sonae SGPS, S.A.	106,890	80,176
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	20,204	147,290

Total Portugal		2,224,496
Singapore – 1.7%
Asia Environment Holdings Ltd.	184,000	27,027
CH Offshore Ltd.	102,000	36,742
China Aviation Oil Singapore Corp. Ltd.	31,000	17,455
Chip Eng Seng Corp. Ltd.	225,000	35,410
ComfortDelgro Corp., Ltd.	99,002	103,178
Cosco Corp., Ltd.	58,000	60,852
CSE Global Ltd.	40,000	23,781
DBS Group Holdings Ltd.	52,000	610,310
FJ Benjamin Holdings Ltd.	197,000	40,648

See Notes to Financial Statements.

WisdomTree International Dividend Funds	27

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Fraser and Neave Ltd.	35,807	$88,910
Guocoland Ltd.	32,976	42,209
Ho Bee Investment Ltd.	18,000	7,617
Jaya Holdings Ltd.	99,000	71,323
Keppel Land Ltd.	32,976	65,274
Keppel Telecommunications & Transportation Ltd.	36,000	41,547
KS Energy Services Ltd.	40,000	41,687
Midas Holdings Ltd.	19,000	5,515
MobileOne Ltd.	63,800	81,217
Neptune Orient Lines Ltd.	48,000	60,097
Oversea-Chinese Banking Corp. Ltd.	132,000	661,985
Pacific Century Regional Developments Ltd.	68,000	11,891
Parkway Holdings Ltd.	66,000	86,787
Rickmers Maritime	55,000	32,314
Rotary Engineering Ltd.	67,000	20,620
SBS Transit Ltd.	49,500	65,783
SembCorp Industries Ltd.	41,000	92,628
SembCorp Marine Ltd.	39,223	82,029
SIA Engineering Co., Ltd.	33,001	52,628
Singapore Airlines Ltd.	33,899	337,164
Singapore Airport Terminal Services Ltd.	66,001	75,248
Singapore Exchange Ltd.	33,000	141,491
Singapore Petroleum Co., Ltd.	20,000	65,189
Singapore Post Ltd.	132,000	88,172
Singapore Press Holdings Ltd.	66,001	183,734
Singapore Shipping Corp., Ltd.	226,000	39,519
Singapore Technologies Engineering Ltd.	152,000	285,990
Singapore Telecommunications Ltd.	695,150	1,580,218
SMRT Corp. Ltd.	99,000	137,106
Stamford Land Corp. Ltd.	81,000	21,246
StarHub Ltd.	61,449	110,889
Straits Trading Co., Ltd.	33,000	82,633
Super Coffeemix Manufacturing Ltd.	20,000	7,274
United Engineers Ltd.	2,000	2,392
United Overseas Bank Ltd.	67,038	787,745
UOB Kay Hian Holdings Ltd.	26,000	22,732
Venture Corp., Ltd.	30,000	161,572

Total Singapore		6,697,778
Spain – 5.7%
Abertis Infraestructuras S.A.	17,146	332,843
Acciona S.A.	1,635	244,129
Acerinox S.A.	8,412	148,408
ACS, Actividades de Construccion y Servicios, S.A.	6,360	254,339
Antena 3 de Television, S.A.	7,025	50,522
Banco Bilbao Vizcaya Argentaria, Chile, S.A.	177,752	2,861,326
Banco de Sabadell, S.A.	33,937	259,799
Banco Espanol de Credito, S.A.	19,828	264,588
Banco Guipuzcoano S.A.	8,110	76,324
Banco Popular Espanol, S.A.	43,789	509,903
Banco Santander, S.A.	336,428	4,961,919
Bankinter, S.A.	18,666	229,680
Cia Espanola De Petroleos, S.A.	6,606	645,827
Ebro Puleva S.A.	13,187	206,348

Investments	Shares	U.S. $ Value

Enagas	11,784	$251,596
Endesa S.A.	42,331	1,529,318
Fomento de Construcciones y Contratas S.A.	1,408	62,734
Gas Natural SDG, S.A.	16,480	603,716
Gestevision Telecinco, S.A.	17,792	179,439
Grupo Ferrovial S.A.	3,571	161,716
IBERDROLA, S.A.	153,965	1,544,146
Iberia Lineas Aereas de Espana	53,106	127,558
Inditex S.A.	10,814	450,988
Mapfre S.A.	45,514	196,269
Red Electric Corp. S.A.	4,723	237,835
Renta Corp Real Estate S.A.	18,990	107,764
Repsol YPF, S.A.	37,209	1,092,352
Sacyr Vallehermoso, S.A.	1,273	20,724
Telefonica, S.A.	206,818	4,877,612
Union Fenosa, S.A.	22,342	541,038
Zardoya Otis, S.A.	6,621	142,758

Total Spain		23,173,518
Sweden – 3.0%
AB SKF Class B	13,203	164,736
AB Volvo Class A	33,011	273,405
AB Volvo Class B	82,527	727,892
Alfa Laval AB	26,404	266,019
Assa Abloy AB Class B	13,203	156,215
Atlas Copco AB Class A	26,406	293,495
Axfood AB	6,290	168,690
Bilia AB Class A	14,960	70,801
Boliden AB	11,000	44,803
Brostrom AB Class B	30,013	246,423
Cardo AB	900	20,523
Connecta AB	40,425	307,271
D. Carnegie & Co. AB	3,972	28,482
Electrolux AB Series B	13,203	151,008
Eniro AB	62,768	215,145
Fabege AB	19,791	108,992
Gunnebo AB	15,000	75,293
Hennes & Mauritz AB Class B	29,167	1,162,873
Haldex AB	5,078	50,432
Hemtex AB	9,800	53,408
Holmen AB Class B	3,301	105,098
JM AB	13,203	104,617
Kungsleden AB	40,032	250,317
NCC AB Class B	6,223	60,242
Nibe Industrier AB Class B	9,268	63,535
Nobia AB	19,200	61,129
Nordea Bank AB	118,728	1,380,924
Q-Med AB	24,030	103,044
Ratos AB Class B	13,203	293,495
Rezidor Hotel Group AB	16,200	46,467
rnb Retail and Brands AB	52,800	61,715
rnb Retail And Brands AB*	52,800	57,171
Sandvik AB	39,610	409,009
Scania AB Class A	19,008	226,261

See Notes to Financial Statements.

28	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Scania AB Class B	26,408	$317,188
Securitas AB Class B	38,982	429,080
Skandinaviska Enskilda Banken AB Class A	20,807	312,579
Skandinaviska Enskilda Banken AB Class C	12,200	172,342
Skanska AB Class B	19,807	220,149
SSAB Svenskt Stal AB Series A	13,102	201,996
Svenska Cellulosa Class B	19,807	205,235
Svenska Handelsbanken AB Class A	26,408	575,672
Svenska Handelsbanken AB Class B	4,200	90,653
Swedbank AB Class A	23,107	290,795
Tele2 AB Class B	3,205	35,738
Telefonaktiebolaget LM Ericsson Class B	72,804	668,238
TeliaSonera AB	137,400	770,477
Trelleborg AB Class B	7,900	107,633
Wihlborgs Fastigheter AB	2,495	33,725

Total Sweden		12,240,430
Switzerland – 4.7%
Adecco S.A.	5,442	234,133
Baloise Holding AG	2,029	136,081
Ciba Holding AG	4,893	207,284
Compagnie Financiere Richemont S.A. Class A	7,460	325,346
Credit Suisse Group AG	48,979	2,179,757
EFG International AG	5,284	150,803
Geberit AG	686	83,452
Givaudan S.A.	264	219,088
Helvetia Holding AG	440	109,877
Holcim Ltd.	8,342	602,633
Huber & Suhner AG	4,306	168,976
Kudelski S.A.	7,235	88,336
Kuehne + Nagel International AG	3,050	200,341
Mobilezone Holding AG	4,446	29,739
Nestle S.A.	105,418	4,531,680
Nobel Biocare Holding AG	3,866	127,781
Novartis AG	60,396	3,153,788
Panalpina Welttransport Holding AG	883	58,276
Rieter Holding AG	505	152,232
Roche Holding AG	13,226	2,058,361
SGS S.A.	231	269,474
Swatch Group AG (The)	1,349	244,835
Swiss Reinsurance	17,166	929,299
Swisscom AG	2,132	630,330
Swissquote Group Holding S.A.	3,312	96,295
Syngenta AG	368	77,850
Tecan Group AG	2,839	140,526
Vontobel Holding AG	7,240	229,226
Zurich Financial Services AG	5,148	1,404,939

Total Switzerland		18,840,738
United Kingdom – 20.4%
Alliance & Leicester PLC	63,840	304,677
Anglo American PLC	38,685	1,279,097
AstraZeneca PLC	52,806	2,315,450
Aviva PLC	110,825	948,191
BAE SYSTEMS PLC	219,819	1,614,281

Investments	Shares	U.S. $ Value

Barclays PLC	650,884	$3,787,946
BG Group PLC	1,877	33,892
BHP Billiton PLC	45,957	1,031,322
Bloomsbury Publishing PLC	925	2,473
Bovis Homes Group PLC	5,652	37,980
BP PLC	694,844	5,746,750
Brit Insurance Holdings PLC	22,740	72,959
British American Tobacco PLC	71,200	2,328,804
British Energy Group PLC	21,155	286,579
British Sky Broadcasting PLC	112,471	830,964
BT Group PLC	432,073	1,240,708
Cable & Wireless PLC	117,359	346,203
Cadbury PLC	83,639	843,060
Carnival PLC	2,260	66,911
Centrica PLC	279,250	1,562,931
Chesnara PLC	8,996	18,440
Collins Stewart PLC	51,039	58,224
Compass Group PLC	198,534	1,217,336
Debenhams PLC	77,863	67,659
Diageo PLC	123,295	2,076,798
Dsg International PLC	146,366	124,575
DTZ Holdings PLC	27,660	62,614
Findel PLC	27,042	49,045
Friends Provident PLC	113,705	190,716
Galliford Try PLC	243,694	195,467
GlaxoSmithKline PLC	251,130	5,420,754
Highway Insurance Group PLC	32,305	40,451
Hikma Pharmaceuticals PLC	36,536	260,657
Home Retail Group PLC	29,467	121,854
HSBC Holdings PLC	600,529	9,644,412
Imperial Tobacco Group PLC	31,785	1,018,093
Investec PLC	3,451	18,592
ITV PLC	115,233	86,267
J. Sainsbury PLC	110,260	683,934
Kingfisher PLC	77,794	182,620
Lavendon Group PLC	15,010	64,211
Legal & General Group PLC	641,289	1,143,065
Lloyds TSB Group PLC	530,677	2,142,474
Logica PLC	23,707	45,637
Lonmin PLC	1,947	78,918
Luminar Group Holdings PLC	30,005	99,477
Man Group PLC	150,779	905,035
Marks & Spencer Group PLC	144,675	519,620
Mitchells & Butlers PLC	31,372	122,602
MJ Gleeson Group PLC	31,192	65,884
Mondi PLC	3,548	16,316
National Grid PLC	150,919	1,920,698
New Star Asset Management Group PLC	28,391	33,526
Next PLC	2,710	49,222
Northgate PLC	2,102	7,625
Old Mutual PLC	507,564	696,624
Paragon Group of Companies PLC	92,622	107,311
Pearson PLC	109,064	1,166,406
Pendragon PLC	526,626	83,824

See Notes to Financial Statements.

WisdomTree International Dividend Funds	29

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Persimmon PLC	26,487	$188,021
Prudential PLC	140,955	1,275,069
Reckitt Benckiser Group PLC	32,722	1,581,198
Reed Elsevier PLC	108,289	1,071,259
Rexam PLC	22,617	158,433
Rio Tinto PLC	12,115	749,540
Robert Walters PLC	35,843	69,159
Royal Dutch Shell PLC Class A	113,773	3,281,215
Royal Dutch Shell PLC Class B	85,179	2,395,833
RSA Insurance Group PLC	50,659	134,543
SABMiller PLC	49,312	954,552
Sage Group PLC (The)	305,522	1,063,559
Savills PLC	27,599	127,535
Scottish & Southern Energy PLC	4,987	126,847
Shore Capital Group PLC	75,366	30,897
Smith & Nephew PLC	47,925	504,855
Smiths Group PLC	61,615	1,111,434
Smiths News PLC	215,756	276,893
Standard Chartered PLC	62,727	1,503,813
Standard Life PLC	60,024	256,775
Tesco PLC	241,547	1,668,793
Thomson Reuters PLC	1,392	30,791
Tomkins PLC	27,042	74,109
Topps Tiles PLC	38,592	39,897
Travis Perkins PLC	20,640	194,434
Trinity Mirror PLC	53,560	80,670
Unilever PLC	58,424	1,584,977
UTV Media PLC	10,252	22,979
Vodafone Group PLC	2,700,885	5,907,010
WPP Group PLC	32,883	262,583
Xstrata PLC	19,429	594,271

Total United Kingdom		82,810,105
TOTAL COMMON STOCKS
(Cost: $536,028,685)		400,820,847
WARRANTS* – 0.0%
Hong Kong – 0.0%
Industrial and Commercial Bank of China, expiring 11/06/08 (Cost: $0)	1	—
TOTAL LONG-TERM INVESTMENTS (Cost: $536,028,685)		400,820,847
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
Untied States – 0.01%
Columbia Cash Reserves Fund, 2.08%(b) (Cost: $281,147)	281,147	281,147

Investments	Shares	U.S. $ Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND – 0.0%
UBS Private Money Market Fund LLC, 3.01%(c) (Cost: $14,617)(d)	14,617	$14,617
TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $536,324,449)(e)		401,116,611
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 1.0%		4,092,583

NET ASSETS – 100.0%		$405,209,194

RPS – Risparmio Italian Savings Shares.

*	Non-income producing security.

(a)	Escrow security – additional shares that were issued as a result of a corporate action.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2008.

(c)	Interest rate shown reflects yield as of September 30, 2008.

(d)	At September 30, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the fund was $14,617.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

30	WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree DEFA High-Yielding Equity Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Australia – 13.1%
A.B.C. Learning Centres Ltd.	138,653	$59,060
AGL Energy Ltd.	5,632	60,863
Alesco Corp., Ltd.	3,734	17,437
Alumina Ltd.	33,354	80,771
Amcor Ltd.	34,772	148,112
AMP Ltd.	71,141	391,690
Aristocrat Leisure Ltd.	13,640	69,505
ASX Ltd.	7,466	177,559
Australia & New Zealand Banking Group Ltd.	87,307	1,291,271
Australian Wealth Management Ltd.	8,802	8,366
AXA Asia Pacific Holdings Ltd.	35,366	140,320
Babcock & Brown Communities Ltd.	219,848	71,968
Babcock & Brown Infrastructure Group	172,997	45,032
Babcock & Brown Ltd.	18,227	27,964
Becton Property Group	32,461	13,315
Bendigo and Adelaide Bank Ltd.	8,977	82,140
Billabong International Ltd.	12,895	139,351
BlueScope Steel Ltd.	45,375	261,996
Boral Ltd.	22,205	107,194
Bradken Ltd.	564	3,870
Brambles Ltd.	36,925	224,274
Caltex Australia Ltd.	8,871	86,418
Challenger Financial Services Group Ltd.	52,391	98,769
Coca-Cola Amatil Ltd.	35,233	229,282
Coffey International Ltd.	41,130	77,864
Commonwealth Bank of Australia	71,400	2,400,373
ConnectEast Group	91,729	58,970
Consolidated Media Holdings Ltd.	6,657	12,918
CSR Ltd.	52,700	103,093
David Jones Ltd.	10,636	36,076
FairFax Media Ltd.	79,733	166,039
FKP Property Group	2,756	8,370
Foster’s Group Ltd.	76,431	332,794
Galileo Japan Trust	139,511	30,813
Goodman Fielder Ltd.	14,675	16,090
GRD Ltd.	123,290	64,186
Great Southern Ltd.	12,284	4,021
GUD Holdings Ltd.	1,352	6,292
Harvey Norman Holdings Ltd.	18,715	45,616
Insurance Australia Group Ltd.	85,387	276,148
Invocare Ltd.	5,528	21,148
IOOF Holdings Ltd.	10,873	47,772
Iress Market Technology Ltd.	4,917	22,379
Lend Lease Corp. Ltd.	29,552	213,992
Lion Nathan Ltd.	23,562	172,290
Macquarie Airports	67,260	143,248
Macquarie Group Ltd.	22,317	651,335
Minara Resources Ltd.	48,937	62,920
National Australia Bank Ltd.	100,426	1,921,782
Navitas Ltd.	16,713	29,662
Octaviar Ltd.	16,446	12,843
Pacific Brands Ltd.	23,585	35,905

Investments	Shares	U.S. $ Value

Perpetual Ltd.	2,724	$100,559
Primary Health Care Ltd.	2,948	11,976
PMP Ltd.	73,111	70,934
Qantas Airways Ltd.	145,692	359,706
QBE Insurance Group Ltd.	40,077	837,738
Ridley Corp., Ltd.	24,786	18,867
Service Stream Ltd.	66,385	55,506
Seven Network Ltd.	21,694	107,807
Sims Group Ltd.	10,024	235,627
Skilled Group Ltd.	20,537	46,979
SMS Managmnet & Technology Ltd.	728	1,907
Sonic Healthcare Ltd.	13,025	134,591
St.George Bank Ltd.	23,106	521,264
STW Communications Group Ltd.	19,315	17,445
Suncorp-Metway Ltd.	38,338	281,242
Sunland Group Ltd.	9,742	18,520
TABCORP Holdings Ltd.	50,870	324,220
Tatts Group Ltd.	56,858	106,742
Telstra Corp. Ltd.	547,814	1,806,244
Timbercorp Ltd.	100,438	48,724
Toll Holdings Ltd.	19,460	106,529
Transfield Services Ltd.	15,534	93,002
Transurban Group	41,065	180,748
Trinity Group	95,746	50,601
United Group Ltd.	13,672	137,394
Washington H. Soul Pattinson & Co., Ltd.	21,662	184,539
Wesfarmers Ltd.	23,915	537,251
Wesfarmers Ltd. PPS	7,347	163,428
West Australian Newspapers Holdings Ltd.	15,507	110,087
Westpac Banking Corp.	81,287	1,377,281
WHK Group Ltd.	77,186	63,320
Woolworths Ltd.	41,272	885,506

Total Australia		19,807,750
Austria – 0.1%
Bank Austria Creditanstalt AG(a)	3,058	—
IMMOFINANZ AG	5,409	18,539
Oesterreichische Post AG	305	10,136
Telekom Austria AG	2,653	46,172
Wienerberger AG	197	5,252

Total Austria		80,099
Belgium – 2.0%
Belgacom S.A.	11,639	432,996
Cofinimmo	556	96,061
Compagnie Maritime Belge S.A.	2,348	93,403
Dexia N.V.	38,945	410,281
InBev N.V.	17,728	1,041,760
KBC Groep N.V.	10,902	914,675
Melexis N.V.	1,532	21,239
Mobistar S.A.	468	32,701

Total Belgium		3,043,116
Denmark – 0.5%
Bang & Olufsen A/S Class B	1,950	72,320
D/S Norden	800	37,426

See Notes to Financial Statements.

WisdomTree International Dividend Funds	31

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA High-Yielding Equity Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Danske Bank A/S	12,476	$293,004
TrygVesta A/S	4,941	310,685

Total Denmark		713,435
Finland – 1.4%
Ahlstrom Oyj	4,769	86,615
Amer Sports Oyj Class A	3,240	38,684
Comptel PLC	34,779	61,065
Finnair Oyj	4,817	27,335
Huhtamaki Oyj	10,787	84,699
Kesko Oyj Class B	1,500	37,757
Metso Oyj	4,483	107,491
Neste Oil Oyj	2,664	54,521
Orion Oyj Class B	6,096	102,325
Outokumpu Oyj	4,356	67,672
PKC Group Oyj	14,457	134,026
Pohjola Bank PLC	6,466	92,096
Ramirent Oyj	9,413	58,044
Rapala VMC Oyj	11,497	59,106
Rautaruukki Oyj	6,209	121,403
Sampo Oyj Class A	16,222	360,478
Sanoma Oyj	5,504	102,748
Stora Enso Oyj Class R	19,460	186,695
Talentum Oyj	16,131	57,099
UPM-Kymmene Oyj	13,576	208,621
Uponor Oyj	7,024	87,514
Wartsila Oyj	897	37,119

Total Finland		2,173,113
France – 20.2%
ABC Arbitrage	10,042	68,835
Accor S.A.	3,829	201,018
Air France-KLM	5,819	130,738
Assystem	10,439	142,966
AXA S.A.	89,632	2,882,517
BNP Paribas	36,023	3,343,629
Bouygues	6,852	305,583
Canal Plus	14,816	129,030
Cie de Saint-Gobain S.A.	10,957	556,299
CNP Assurances S.A.	1,779	198,560
Credit Agricole S.A.	114,224	2,150,762
Etablissements Maurel et Prom	2,202	34,735
Euler Hermes S.A.	3,468	240,790
Fimalac	1,159	70,492
Fonciere Des Regions	1,376	141,674
France Telecom S.A.	134,110	3,729,878
GDF Suez	42,726	2,190,550
GFI Informatique	12,184	64,178
ICADE	360	28,823
Imerys S.A.	1,432	81,323
IMS-Intl Metal Service	5,164	88,494
Klepierre	4,035	155,183
Lafarge S.A.	4,376	453,569
Legrand S.A.	2,642	58,709
M6-Metropole Television	5,117	110,976

Investments	Shares	U.S. $ Value

Manitou BF S.A.	7,932	$194,422
Natixis	33,852	108,890
Neopost S.A.	1,135	105,780
Nexity	4,126	64,679
NRJ Group	8,393	83,350
Oberthur Technologies	20,668	145,447
PagesJaunes Groupe	7,554	103,348
Peugeot S.A.	6,864	254,247
PPR	1,987	174,956
Rallye S.A.	2,348	67,611
Renault S.A.	16,164	1,011,610
Sanofi-Aventis S.A.	50,446	3,298,487
Schneider Electric S.A.	6,385	540,319
SCOR SE	7,860	150,151
Sequana S.A.	5,468	76,499
Societe BIC S.A.	526	27,101
Societe Immobiliere de Location pour l’Industrie et le Commerce	476	58,169
Societe Television Francaise 1	8,752	152,562
TOTAL S.A.	69,353	4,148,003
Trigano S.A.	2,914	28,734
Valeo S.A.	5,620	167,750
Vallourec	886	187,997
VINCI S.A.	7,798	361,245
Vivendi	49,337	1,526,013
Zodiac S.A.	1,826	85,924

Total France		30,682,605
Germany – 7.7%
Allianz SE	10,050	1,359,159
BASF SE	24,027	1,139,047
Comdirect Bank AG	4,479	32,841
Commerzbank AG	13,111	191,530
Daimler AG	27,837	1,384,183
Deutsche Bank AG	17,938	1,248,114
Deutsche Lufthansa AG	14,229	275,817
Deutsche Post AG	37,463	777,759
Deutsche Telekom AG	187,634	2,838,543
Hannover Rueckversicherung AG	1,910	68,977
HCI Capital AG	10,601	70,880
Indus Holding AG	1,815	42,703
MLP AG	3,081	56,260
MPC Muenchmeyer Petersen Capital AG	1,346	24,579
Muenchener Rueckversicherungs AG	5,437	811,135
Norddeutsche Affinerie AG	2,164	90,704
RWE AG	12,255	1,161,944
Vivacon AG	6,576	62,165

Total Germany		11,636,340
Hong Kong – 1.8%
BOC Hong Kong (Holdings) Ltd.	336,841	590,009
CLP Holdings Ltd.	79,524	638,601
Hang Seng Bank Ltd.	50,718	942,591
HongKong Electric Holdings Ltd.	76,518	477,970
PCCW Ltd.	116,048	47,828

See Notes to Financial Statements.

32	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA High-Yielding Equity Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Shenzhen Investment Ltd.	176,000	$25,615

Total Hong Kong		2,722,614
Ireland – 0.5%
Allied Irish Banks PLC	25,711	213,078
Bank of Ireland	41,691	231,317
C&C Group PLC	17,592	46,925
Greencore Group PLC	1,928	4,902
Independent News & Media PLC	129,792	211,482
Irish Life & Permanent PLC	12,978	88,413

Total Ireland		796,117
Italy – 10.3%
ACEA SpA	886	12,570
Alleanza Assicurazioni SpA	23,113	209,566
Arnoldo Mondadori Editore SpA	23,459	117,308
Banca Intermobiliare SpA	11,581	58,562
Banca Monte dei Paschi di Siena SpA	294,433	719,621
Banca Popolare di Milano S.c.r.l.	2,576	21,457
Benetton Group SpA	1,825	16,752
Cairo Communication SpA	25,229	85,848
Credito Artigiano SpA	35,071	111,333
Enel SpA	263,499	2,180,030
ENI SpA	120,321	3,143,566
ERGO Previdenza SpA	29,404	180,181
Fondiaria-Sai SpA RSP	3,855	64,221
Gemina SpA	85,452	86,182
Gruppo Editoriale L’Espresso SpA	77,816	165,049
Intesa Sanpaolo SpA	608,246	3,285,064
Intesa Sanpaolo SpA RSP	35,889	168,879
MARR SpA	5,532	38,736
Mediaset SpA	32,167	202,083
Mediobanca SpA	11,209	149,496
Mediolanum SpA	6,581	29,558
Milano Assicurazioni SpA	22,953	100,189
Panariagroup Industrie Ceramiche SpA	14,968	58,239
Parmalat SpA	40,213	93,765
Piaggio & C. SpA	40,461	89,229
Piccolo Credito Valtellinese S.c.r.l.	60	494
Pirelli & C Real Estate SpA	5,848	73,765
Premuda SpA	43,407	71,398
Recordati SpA	18,882	115,373
Snam Rete Gas SpA	73,994	443,805
Societa Cattolica di Assicurazioni S.c.r.l.	2,748	125,372
Sogefi SpA	24,777	70,737
Telecom Italia SpA	538,620	795,914
Telecom Italia SpA – RSP	146,723	164,979
Terna Rete Electrica Nazionale SpA	82,934	302,300
UniCredit SpA	415,482	1,515,919
Unione di Banche Italiane SCPA	21,725	470,557
Unipol Gruppo Finanziario SpA	54,180	113,928

Total Italy		15,652,025
Japan – 0.8%
Arnest One Corp.	6,700	20,574
Daiken Corp.	16,000	28,183

Investments	Shares	U.S. $ Value

Idec Corp.	6,100	$62,054
Nissan Motor Co., Ltd.	70,800	464,820
Oracle Corp.	2,600	116,818
Pacific Metals Co., Ltd.	3,000	21,193
Right On Co., Ltd.	2,200	27,623
Ryoyo Electro Corp.	5,000	42,010
Sinanen Co., Ltd.	22,000	82,890
Tokyu Livable, Inc.	10,000	49,546
TonenGeneral Sekiyu K.K.	12,000	97,546
Uniden Corp.	4,000	15,184
United Arrows Ltd.	14,300	107,083

Total Japan		1,135,524
Netherlands – 2.3%
AEGON N.V.	54,524	474,840
Ballast Nedam N.V.CVA	2,455	70,658
Beter BED Holding N.V.	472	6,391
Heijmans N.V.CVA	3,068	49,645
ING Groep N.V.CVA	82,396	1,727,962
Koninklijke BAM Groep N.V.	2,610	33,142
Koninklijke KPN N.V.	58,985	844,441
Macintosh Retail Group N.V.	3,265	49,852
OCE N.V.	4,501	31,612
Randstad Holding N.V.	3,677	95,318
Smit Internationale N.V.	27	2,313
SNS Reaal	875	9,783
Wavin N.V.	2,947	16,682

Total Netherlands		3,412,639
New Zealand – 0.5%
Air New Zealand Ltd.	159,641	101,293
Auckland International Airport Ltd.	51,577	67,174
Contact Energy Ltd.	6,822	35,631
Fisher & Paykel Appliances Holdings Ltd.	11,747	12,553
Fletcher Building Ltd.	20,092	89,239
Nuplex Industries Ltd.	3,750	14,777
PGG Wrightson Ltd.	7,326	7,829
Pumpkin Patch Ltd.	46,713	40,248
Sky City Entertainment Group Ltd.	3,131	7,654
Telecom Corp. of New Zealand Ltd.	187,676	342,202
Vector Ltd.	20,275	28,302
Warehouse Group Ltd. (The)	39,446	79,565

Total New Zealand		826,467
Norway – 0.4%
ABG Sundal Collier Holding ASA	7,000	6,157
Acta Holding ASA	36,500	18,521
Aker ASA Class A	1,120	34,193
DnB NOR ASA	41,624	312,587
Ekornes ASA	2,450	32,944
SpareBank 1 SMN	14,700	94,481
Sparebank 1 SR Bank	4,400	28,652
Sparebanken Nord-Norge	7,500	77,381
Veidekke ASA	8,160	43,061

Total Norway		647,977

See Notes to Financial Statements.

WisdomTree International Dividend Funds	33

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA High-Yielding Equity Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Portugal – 0.5%
Banco BPI, S.A.	27,465	$83,330
Banco Espirito Santo, S.A.	6,204	75,380
BANIF SGPS, S.A.	25,560	59,599
Portugal Telecom, SGPS, S.A.	50,322	502,216
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.	8,319	17,528

Total Portugal		738,053
Singapore – 1.9%
Chip Eng Seng Corp. Ltd.	2,000	315
ComfortDelgro Corp. Ltd.	50,000	52,109
DBS Group Holdings Ltd.	59,000	692,467
Jaya Holdings Ltd.	32,000	23,054
MobileOne Ltd.	16,000	20,368
Rickmers Maritime	117,000	68,742
Singapore Airport Terminal Services Ltd.	32,000	36,483
Singapore Exchange Ltd.	32,000	137,204
Singapore Petroleum Co., Ltd.	13,000	42,373
Singapore Post Ltd.	86,000	57,446
Singapore Press Holdings Ltd.	44,000	122,487
Singapore Telecommunications Ltd.	424,900	965,884
SMRT Corp. Ltd.	64,000	88,634
Stamford Land Corp. Ltd.	41,000	10,754
StarHub Ltd.	57,640	104,016
United Overseas Bank Ltd.	42,000	493,530
UOB Kay Hian Holdings Ltd.	32,000	27,978

Total Singapore		2,943,844
Spain – 6.0%
ACS, Actividades de Construccion y Servicios, S.A.	6,706	268,176
Antena 3 de Television, S.A.	7,235	52,033
Banco Bilbao Vizcaya Argentaria, Chile, S.A.	115,533	1,859,768
Banco de Sabadell, S.A.	16,579	126,918
Banco Espanol de Credito, S.A.	12,358	164,907
Banco Popular Espanol, S.A.	28,006	326,117
Banco Santander, S.A.	190,714	2,812,808
Bolsas y Mercados Espanoles	2,561	64,859
Fomento de Construcciones y Contratas S.A.	2,569	114,463
Gestevision Telecinco, S.A.	12,763	128,720
Iberia Lineas Aereas de Espana	61,548	147,835
Renta Corp. Real Estate S.A.	9,338	52,991
Telefonica, S.A.	110,370	2,602,975
Union Fenosa, S.A.	15,486	375,012

Total Spain		9,097,582
Sweden – 3.1%
AB SKF Class B	12,004	149,776
AB Volvo Class A	17,800	147,424
AB Volvo Class B	59,372	523,664
Axfood AB	1,652	44,304
Bilia AB Class A	8,187	38,747
Boliden AB	12,400	50,505
Brostrom AB Class B	4,800	39,411
D. Carnegie & Co. AB	14,802	106,142
Electrolux AB Series B	2,300	26,306
Eniro AB	7,800	26,736

Investments	Shares	U.S. $ Value

Fabege AB	7,660	$42,185
Haldex AB	3,452	34,284
Hemtex AB	8,600	46,868
Hennes & Mauritz AB Class B	16,950	675,787
Industrivarden AB Class A	2,000	21,943
JM AB	1,500	11,886
Kungsleden AB	20,622	128,948
NCC AB Class B	4,900	47,435
Nordea Bank AB	78,818	916,732
Rederi AB Transatlantic	10,233	52,833
rnb Retail and Brands AB	18,800	21,974
rnb Retail And Brands AB*	21,800	23,605
Scania AB Class A	7,800	92,847
Scania AB Class B	8,200	98,491
Securitas AB Class B	5,400	59,439
Skandinaviska Enskilda Banken AB Class A	11,500	172,762
Skandinaviska Enskilda Banken AB Class C	4,200	59,331
Skanska AB Class B	12,804	142,313
Svenska Cellulosa AB Class B	18,000	186,512
Svenska Handelsbanken AB Class A	17,204	375,033
Svenska Handelsbanken AB Class B	3,000	64,752
Swedbank AB Class A	16,004	201,406
Trelleborg AB Class B	5,000	68,122
Wihlborgs Fastigheter AB	4,523	61,137

Total Sweden		4,759,640
Switzerland – 2.5%
Ciba Holding AG	1,594	67,527
Credit Suisse Group	33,553	1,493,239
Mobilezone Holding AG	10,772	72,054
Rieter Holding AG	78	23,513
Swiss Reinsurance	11,162	604,266
Swisscom AG	2,052	606,678
Vontobel Holding AG	2,999	94,952
Zurich Financial Services AG	3,213	876,859

Total Switzerland		3,839,088
United Kingdom – 23.8%
Aga Rangemaster Group PLC	18,405	47,897
Alliance & Leicester PLC	41,329	197,243
Amlin PLC	4,292	24,098
AstraZeneca PLC	37,228	1,632,382
Aviva PLC	96,357	824,407
Barclays PLC	466,670	2,715,877
Beazley Group PLC	38,520	80,675
Bellway PLC	3,783	36,412
BP PLC	493,471	4,081,282
Braemar Seascope Group PLC	7,300	44,891
Brewin Dolphin Holdings PLC	31,212	69,403
Brit Insurance Holdings PLC	23,224	74,512
British American Tobacco PLC	47,693	1,559,939
British Energy Group PLC	18,264	247,415
BT Group PLC	299,856	861,044
Cable & Wireless PLC	32,618	96,222
Cadbury PLC	24,492	246,873

See Notes to Financial Statements.

34	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA High-Yielding Equity Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Carpetright PLC	2,914	$31,112
Centrica PLC	87,169	487,875
Chaucer Holdings PLC	52,005	50,983
Chesnara PLC	26,155	53,613
Clarkson PLC	4,071	55,257
Close Brothers Group PLC	10,397	102,946
Collins Stewart PLC	49,989	57,026
Debenhams PLC	112,448	97,711
Devro PLC	48,133	66,920
Dsg International PLC	27,278	23,217
DTZ Holdings PLC	20,002	45,279
Electrocomponents PLC	41,690	121,497
Enterprise Inns PLC	6,896	21,941
Findel PLC	4,651	8,435
Friends Provident PLC	86,863	145,694
Galliford Try PLC	108,448	86,986
GKN PLC	27,884	97,291
GlaxoSmithKline PLC	157,011	3,389,154
Henderson Group PLC	44,977	87,384
Highway Insurance Group PLC	79,479	99,521
HMV Group PLC	17,105	38,645
Holidaybreak PLC	4,255	24,422
Home Retail Group PLC	32,284	133,503
HSBC Holdings PLC	409,526	6,576,932
IMI PLC	2,570	17,098
Investec PLC	20,003	107,765
ITV PLC	214,852	160,844
Jardine Lloyd Thompson Group PLC	7,859	61,917
Kingfisher PLC	63,254	148,488
Ladbrokes PLC	55,197	183,490
Lavendon Group PLC	15,974	68,335
Legal & General Group PLC	182,172	324,712
Lloyds TSB Group PLC	352,184	1,421,853
Logica PLC	138,179	266,002
Luminar Group Holdings PLC	16,416	54,425
Man Group PLC	15,057	90,378
Marks & Spencer Group PLC	50,345	180,821
Mitchells & Butlers PLC	34,655	135,432
National Grid PLC	78,490	998,917
New Star Asset Management Group PLC	40,881	48,275
Next PLC	4,204	76,358
Northgate PLC	7,565	27,440
Old Mutual PLC	214,401	294,262
Pearson PLC	30,978	331,300
Pendragon PLC	183,854	29,265
Persimmon PLC	48,490	344,211
Premier Foods PLC	22,138	29,496
Rentokil Initial PLC	155,542	191,299
Rexam PLC	8,609	60,306
RSA Insurance Group PLC	75,678	200,989
Savills PLC	4,127	19,071
Scottish & Southern Energy PLC	28,006	712,348
Smiths Group PLC	17,453	314,824
Smiths News PLC	12,626	16,204

Investments	Shares	U.S. $ Value

Standard Life PLC	37,881	$162,050
Tate & Lyle PLC	4,610	31,307
Telecom Plus PLC	14,066	83,615
Thomson Reuters PLC	1,125	24,885
Tomkins PLC	49,283	135,061
Topps Tiles PLC	57,417	59,359
Travis Perkins PLC	5,448	51,321
Trinity Mirror PLC	31,190	46,977
UTV Media PLC	24,989	56,011
Vodafone Group PLC	1,703,358	3,725,354

Total United Kingdom		36,035,981
TOTAL COMMON STOCKS (Cost: $209,323,687)		150,744,009
RIGHTS* – 0.0%
France – 0.0%
Suez Environment S.A., expiring 10/22/08 (Cost: $0)	10,862	66,217
TOTAL LONG-TERM INVESTMENTS (Cost: $209,323,687)		150,810,226
SHORT-TERM INVESTMENT – 0.3%
MONEY MARKET FUND – 0.3%
United States – 0.3%
Columbia Cash Reserves Fund, 2.08%(b) (Cost: $400,686)	400,686	400,686
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND(c) – 0.0%
UBS Private Money Market Fund LLC, 3.01% (Cost: $35)(d)	35	35
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $209,724,408)(e)		151,210,947
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.3%		527,776

NET ASSETS – 100.0%		$151,738,723

PPS – Price Protected Shares.

RPS – Risparmio Italian Savings Shares.

*	Non-income producing security.

(a)	Escrow Security – additional shares that were issued as a result of a corporate action.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2008.

(c)	Interest rate shown reflects yield as of September 30, 2008.

(d)	At September 30, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $35.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	35

Schedule of Investments (unaudited)

WisdomTree Europe Total Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Austria – 0.6%
Andritz AG	112	$4,720
AT&S Austria Technologie & Systemtechnik AG	436	4,716
Bank Austria Creditanstalt AG(a)	480	—
BWT AG	305	7,262
Erste Group Bank AG	207	10,017
Flughafen Wien AG	106	6,620
Immofinanz AG	4,055	13,898
Oesterreichische Post AG	306	10,170
OMV AG	771	31,764
Palfinger AG	312	5,610
POLYTEC Holding AG	835	11,354
Raiffeisen International Bank Holding AG	81	5,685
Telekom Austria AG	1,277	22,224
Uniqa Versicherungen AG	465	11,757
Verbund – Oesterreichische Elektrizitatswirtschafts AG Class A	6	364
voestalpine AG	309	9,440
Wiener Staedtische AG	147	7,229
Wienerberger AG	641	17,089
Zumtobel AG	842	11,815

Total Austria		191,734
Belgium – 2.1%
Barco N.V.	235	10,599
Belgacom S.A.	2,691	100,111
Cofinimmo	17	2,937
Compagnie Maritime Belge S.A.	470	18,696
Delhaize Group	258	14,857
Dexia N.V.	7,614	80,213
Euronav N.V.	1,197	32,719
Groep Colruyt S.A.	105	26,097
InBev N.V.	2,433	142,972
KBC Groep N.V.	1,515	127,108
Mobistar S.A.	489	34,169
Omega Pharma S.A.	138	5,844
Solvay S.A.	313	37,942
UCB S.A.	1,185	41,430
Umicore	595	18,040

Total Belgium		693,734
Denmark – 0.8%
A/S Dampskibsselskabat Torm	800	18,901
Bang & Olufsen A/S Class B	250	9,272
Carlsberg A/S Class B	200	14,986
D/S Norden	150	7,017
Dalhoff Larsen & Horneman A/S Class B	800	6,777
Danisco A/S	50	2,772
Danske Bank A/S	3,503	82,270
Forstaedernes Bank A/S	532	10,116
H. Lundbeck A/S	501	9,455
Novo-Nordisk A/S Class B	1,302	66,426
Novozymes A/S Class B	50	4,377
Sjaelso Gruppen	444	4,096

Investments	Shares	U.S. $ Value

Sydbank A/S	50	$1,471
TrygVesta A/S	75	4,716
Wacker Chemie AG	73	10,290

Total Denmark		252,942
Finland – 2.1%
Ahlstrom Oyj	12	218
Amer Sports Oyj	32	382
Cargotec Corp. Class B	46	919
Citycon Oyj	1,723	5,566
Comptel PLC	996	1,749
Elisa Oyj	1,052	20,303
Finnair Oyj	2,169	12,309
Fortum Oyj	2,692	89,163
Huhtamaki Oyj	52	408
KCI Konecranes Oyj	543	12,669
Kemira Oyj	703	8,196
Kesko Oyj Class B	348	8,760
Kone Oyj Class B	217	5,791
Metso Oyj	703	16,856
M-real Oyj Class B	410	726
Neste Oil Oyj	977	19,995
Nokia Oyj	11,655	211,188
Nokian Renkaat Oyj	437	10,312
Orion Oyj Class B	137	2,300
Outokumpu Oyj	705	10,952
PKC Group Oyj	156	1,446
Pohjola Bank PLC Class A	703	10,013
Ramirent Oyj	914	5,636
Rautaruukki Oyj	1,832	35,821
Sampo Oyj Class A	3,082	68,487
Sanoma-WSOY Oyj	674	12,582
Stora Enso Oyj Class R	3,599	34,528
Teleste Oyj	1,515	8,342
UPM-Kymmene Oyj	2,820	43,335
Uponor Oyj	870	10,840
Wartsila Oyj Class B	354	14,649
YIT Oyj	703	7,209

Total Finland		691,650
France – 21.2%
ABC Arbitrage	1,438	9,857
Accor S.A.	1,875	98,435
Aeroports de Paris	132	10,743
Air France-KLM	2,745	61,673
Air Liquide S.A.	1,227	133,424
Alstom S.A.	26	1,927
Altamir Amboise	1,875	14,354
April Group	1,592	78,334
Assystem	4,356	59,657
Avenir Telecom	5,602	7,475
AXA S.A.	13,503	434,249
BNP Paribas	5,852	543,178
Bouygues S.A.	1,137	50,708
Cap Gemini S.A.	312	14,550

See Notes to Financial Statements.

36	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Total Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Carbone Lorraine	40	$1,860
Carrefour S.A.	2,635	122,511
Casino Guichard Perrachon S.A.	1,010	88,881
Christian Dior S.A.	1,109	82,670
Cie de Saint-Gobain S.A.	2,066	104,892
CNP Assurances S.A.	1,051	117,306
Compagnie Generale des Etablissements Michelin Class B	1,027	65,565
Credit Agricole S.A.	19,830	373,386
Electricite de France	4,200	300,493
Eramet	6	2,246
Etablissements Maurel et Prom	526	8,297
Euler Hermes S.A.	549	38,118
Fimalac	226	13,746
Fonciere Des Regions	161	16,577
France Telecom S.A.	21,747	604,828
Gaz de France	7,200	369,142
GFI Informatique	1,952	10,282
Groupe Danone	1,757	123,399
Groupe Steria SCA	378	8,230
Haulotte Group	982	12,166
Hermes International	1	161
ICADE	105	8,407
Imerys S.A.	107	6,077
IMS-Intl Metal Service	405	6,940
Ipsen	2,098	93,831
Klepierre	163	6,269
LaCie S.A.	900	4,437
Lafarge S.A.	941	97,533
Lagardere SCA	1,385	61,661
Legrand S.A.	962	21,377
L’Oreal S.A.	1,540	149,799
LVMH Moet Hennessy Louis Vuitton S.A.	1,193	103,478
M6-Metropole Television	461	9,998
Manitou BF S.A.	710	17,403
Natixis	9,148	29,426
Neopost S.A.	91	8,481
Nexans S.A.	81	7,052
Nexity	723	11,334
NRJ Group	2,020	20,060
PagesJaunes Groupe	2,353	32,192
Pernod-Ricard S.A.	120	10,414
Peugeot S.A.	892	33,040
PPR	900	79,245
Publicis Groupe	129	4,003
Renault S.A.	2,122	132,803
Sanofi-Aventis	7,710	504,129
Schneider Electric S.A.	1,088	92,069
SCOR SE	259	4,948
Sechilienne-Sidec	570	32,106
Societe Des Autoroutes Paris-Rhin-Rhone	177	15,315
Societe Fonciere Financiere et de Participations FFP	174	11,798
Societe Generale	2,171	189,069
Societe Television Francaise 1	1,342	23,393

Investments	Shares	U.S. $ Value

Technip S.A.	247	$13,659
Thales S.A.	153	7,614
TOTAL S.A.	12,884	770,592
Trigano S.A.	82	809
Valeo S.A.	449	13,402
Vallourec	132	28,009
Veolia Environnement S.A.	1,762	71,441
Vinci S.A.	2,385	110,485
Vivendi S.A.	8,405	259,970
Wendel	222	17,338
Zodiac S.A.	331	15,575

Total France		7,120,301
Germany – 10.6%
Aareal Bank AG	463	5,255
adidas AG	773	40,934
Allianz SE	1,811	244,919
Altana AG	1,012	14,869
BASF AG	3,974	188,394
Bayer AG	2,551	185,612
Bayerische Motoren Werke AG	1,490	57,116
Beate Uhse AG	2,881	3,764
Beiersdorf AG	474	29,835
Celesio AG	1,187	51,203
Cenit AG	716	3,912
Comdirect Bank AG	906	6,643
Commerzbank AG	2,581	37,704
Continental AG*	378	37,486
DaimlerChrysler AG	3,890	193,428
Deutsche Bank AG	3,384	235,457
Deutsche Boerse AG	651	58,404
Deutsche Lufthansa AG	3,118	60,440
Deutsche Post AG	5,128	106,460
Deutsche Postbank AG	802	30,033
Deutsche Telekom AG	34,102	515,898
E.ON AG	6,255	312,609
Fraport AG Frankfurt Airport Services Worldwide	43	2,537
Fresenius Medical Care AG & Co. KGaA	1,444	74,378
H&R WASAG AG	361	8,433
Hannover Rueckversicherung AG	198	7,150
HCI Capital AG	119	796
HeidelbergCement AG	60	6,285
Heidelberger Druckmaschinen AG	638	9,921
Highlight Communications AG	147	1,425
Hochtief AG	19	893
Hypo Real Estate Holding AG	373	2,174
IDS Scheer AG	884	8,692
Indus Holding AG	65	1,529
K+S AG	100	6,832
Kontron AG	243	2,458
Linde AG	152	16,116
MAN AG	638	42,389
Merck KGAA	73	7,731
Metro AG	404	20,163

See Notes to Financial Statements.

WisdomTree International Dividend Funds	37

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Total Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

MLP AG	460	$8,400
MPC Muenchmeyer Petersen Capital AG	64	1,169
Muenchener Rueckversicherungs-Gesellshaft AG	823	122,782
Pfleiderer AG	196	2,357
Praktiker Bau-und Heimwerkermaerkte AG	169	1,541
RWE AG	2,186	207,263
Salzgitter AG	73	7,256
SAP AG	912	48,257
Siemens AG	2,678	247,328
ThyssenKrupp AG	1,735	51,252
Vivacon AG	3,385	31,999
Volkswagen AG	456	178,070
Wincor Nixdorf AG	118	6,877

Total Germany		3,554,828
Ireland – 0.7%
Allied Irish Banks PLC	5,400	44,752
Anglo Irish Bank Corp. PLC	1,390	7,505
Bank of Ireland	8,437	46,812
C&C Group PLC	1,171	3,124
CRH PLC	1,439	30,319
DCC PLC	196	3,819
FBD Holding PLC Class A	1,874	3,948
FBD Holdings PLC	1,874	30,387
Fyffes PLC	4,637	2,084
Glanbia PLC	742	3,928
Independent News & Media PLC	2,568	4,184
Irish Life & Permanent PLC	2,724	18,557
Kerry Group PLC Class A	224	6,545
Kingspan Group PLC	1,654	14,753
Smurfit Kappa Group PLC	914	3,877

Total Ireland		224,594
Italy – 10.2%
AcegasAps SpA	334	2,411
Actelios SpA	101	747
AEM SpA	23,706	59,804
Alleanza Assicurazioni SpA	5,253	47,629
Anima SGRpA	2,937	5,875
Arnoldo Mondadori Editore SpA	242	1,210
Assicurazioni Generali SpA	4,270	140,230
Atlantia SpA	2,092	42,521
Autostrada Torino-Milano SpA	354	3,826
Banca Carige SpA	12,803	41,542
Banca IFIS SpA	207	2,149
Banca Intermobiliare SpA	46	233
Banca Monte dei Paschi di Siena SpA	62,245	152,132
Banca Popolare dell’Etruria e del Lazio	1,307	10,134
Banca Popolare di Milano S.c.r.l.	1,812	15,093
Banco di Desio e della Brianza SpA	1,404	9,486
Benetton Group SpA	5	46
Cairo Communication SpA	4,597	15,643
Cofide SpA	4,706	3,457
Credito Artigiano SpA	2,391	7,590
Credito Emiliano SpA	1,506	12,640

Investments	Shares	U.S. $ Value

Edison SpA	3,424	$5,613
Enel SpA	46,625	385,747
Eni SpA	21,930	572,954
ERG SpA	606	9,874
ERGO Previdenza SpA	2,247	13,769
Esprinet SpA	1,545	6,641
Fiat SpA RSP	735	5,539
Fiat SpA	1,920	25,270
Finmeccanica SpA	2,704	57,884
Fondiaria-Sai SpA	843	14,044
Gemina SpA	8,623	8,697
Gruppo Editoriale L’Espresso SpA	1,418	3,008
Gruppo MutuiOnline SpA	1,058	5,562
Ifil Investments SpA	10,680	47,405
Ifil Investments SpA RSP	2,539	8,417
Intesa Sanpaolo SpA	98,114	529,902
Intesa Sanpaolo SpA RSP	5,119	24,088
Luxottica Group SpA	2,342	53,030
Mediaset SpA	8,813	55,366
Mediobanca SpA	2,997	39,971
Mediolanum SpA	882	3,961
Meliorbanca SpA	1,320	5,233
Milano Assicurazioni SpA	992	4,330
Milano Assicurazioni SpA RSP	2,180	9,676
Nice SpA	2,012	8,613
Panariagroup Industrie Ceramiche SpA	2,712	10,552
Parmalat SpA	4,602	10,731
Piaggio & C SpA	7,501	16,542
Piccolo Credito Valtellinese S.c.r.l.	901	7,416
Pirelli & C Real Estate SpA	1,179	14,872
Pirelli & C SpA	7,852	4,301
Premafin Finanziaria SpA	10,730	19,202
RCS MediaGroup SpA	2,311	4,772
Recordati SpA	11,709	71,545
SAES Getters SpA	225	3,723
SAES Getters SpA RSP	424	6,301
Safilo Group SpA	6,271	8,659
Saipem SpA	147	4,318
Saras SpA	1,205	4,964
Snam Rete Gas SpA	13,530	81,151
Societa Cattolica di Assicurazioni S.c.r.l.	204	9,307
Sogefi SpA	2,255	6,438
Telecom Italia SpA	108,783	160,748
Telecom Italia SpA RSP	26,667	29,985
Terna SpA	21,121	76,987
UniCredit SpA	74,015	270,050
Unione di Banche Italiane SCPA	5,175	112,089
Unipol Gruppo Finanziario SpA	8,289	17,430

Total Italy		3,431,075
Netherlands – 3.7%
AEGON N.V.	9,588	83,500
Akzo Nobel N.V.	1,004	47,406
ASML Holding N.V.	545	9,500

See Notes to Financial Statements.

38	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Total Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Ballast Nedam N.V.	505	$14,535
Beter Bed Holding N.V.	273	3,697
Brunel International	216	4,257
CSM N.V.	222	5,576
European Aeronautic Defence & Space Co. EADS N.V.	1,719	28,975
Fugro N.V.	17	990
Heijmans N.V.	492	7,961
Heineken Holding N.V.	837	32,484
Heineken N.V.	760	30,259
ING Groep N.V.	12,831	269,084
James Hardie Industries N.V.	680	2,666
Koninklijke Ahold N.V.	207	2,363
Koninklijke BAM Groep N.V.	528	6,705
Koninklijke Boskalis Westminster N.V. CVA	61	2,841
Koninklijke DSM N.V.	753	35,280
Koninklijke KPN N.V.	13,389	191,680
Koninklijke Philips Electronics N.V.	2,969	79,592
Koninklijke Wessanen N.V.	385	3,402
Macintosh Retail Group N.V.	290	4,428
OCE N.V.	1,012	7,108
Ordina N.V.	1,250	9,323
Randstad Holding N.V.	1,276	33,078
Reed Elsevier N.V.	1,657	24,506
SBM Offshore N.V.	1,395	29,432
SNS Reaal	613	6,854
TNT N.V.	1,302	35,663
Unilever N.V. CVA	7,459	208,079
USG People N.V.	555	7,523
Wavin N.V.	614	3,476
Wolters Kluwer N.V.	1,261	25,214

Total Netherlands		1,257,437
Norway – 1.3%
ABG Sundal Collier Holding ASA	11,000	9,675
Acta Holding ASA	9,000	4,567
Aker ASA Class A	320	9,769
Aker Solutions ASA	200	3,160
DnB NOR ASA	7,606	57,119
Ekornes ASA	600	8,068
Fred Olsen Energy ASA	120	4,536
Norsk Hydro ASA	4,953	32,463
Norwegian Property ASA	2,400	4,059
Orkla ASA	3,505	31,361
Sparebank 1 SR Bank	2,533	16,495
Sparebanken Midt-Norge	3,600	23,138
Sparebanken Nord-Norge	1,050	10,833
Statoil ASA	5,979	140,467
Telenor ASA	3,600	43,719
Yara International ASA	901	30,936

Total Norway		430,365
Portugal – 0.8%
Banco BPI, S.A.	1,914	5,807
Banco Espirito Santo, S.A.	2,078	25,248
Banif SGPS, S.A.	1,708	3,983

Investments	Shares	U.S. $ Value

Brisa-Auto-estradas de Portugal S.A.	2,202	$21,651
CIMPOR – Cimentos de Portugal SGPS, S.A.	1,148	7,245
EDP – Energias de Portugal, S.A.	15,251	62,960
Galp Energia SGPS, S.A. Class B	220	3,597
Jeronimo Martins, SGPS, S.A.	1,390	11,715
Mota-Engil, SGPS, S.A.	962	4,123
Portucel-Empresa Produtora De Pasta E Papel, S.A.	2,342	6,063
Portugal Telecom, SGPS, S.A.	8,018	80,020
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.	2,377	5,008
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	760	7,366
Sonae SGPS, S.A.	9,795	7,347
Zon Multimedia – Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	2,350	17,132

Total Portugal		269,265
Spain – 7.5%
Abertis Infraestructuras S.A.	1,895	36,786
Acciona, S.A.	258	38,523
ACS, Actividades de Construccion y Servicios, S.A.	1,279	51,148
Adolfo Dominguez S.A.	193	2,630
Antena 3 de Television, S.A.	2,375	17,081
Banco Bilbao Vizcaya Argentaria, Chile, S.A.	18,653	300,263
Banco Espanol de Credito, S.A.	2,699	36,016
Banco Guipuzcoano S.A.	4,276	40,242
Banco Popular Espanol, S.A.	4,806	55,964
Banco Sabadell, S.A.	4,351	33,308
Banco Santander, S.A.	34,288	505,708
Bankinter, S.A.	2,304	28,350
Cementos Portland Valderrivas, S.A.	108	5,159
Cia Espanola De Petroleos, S.A.	463	45,265
Corporacion Financiera Alba, S.A.	434	17,600
Endesa S.A.	3,236	116,909
Fomento de Construcciones y Contratas S.A.	530	23,614
Gas Natural SDG, S.A.	1,195	43,777
Gestevision Telecinco, S.A.	3,040	30,660
Grupo Catalana Occidente S.A.	3,394	70,653
Grupo Ferrovial S.A.	544	24,636
IBERDROLA, S.A.	14,483	145,253
Iberia Lineas Aereas de Espana	7,560	18,159
Inditex S.A.	1,439	60,012
Mapfre S.A.	4,805	20,720
Red Electrica de Espana, S.A.	463	23,315
Renta Corp Real Estate S.A.	833	4,727
Repsol YPF, S.A.	4,167	122,331
Sacyr Vallehermoso, S.A.	1,671	27,204
Telefonica, S.A.	20,080	473,568
Union Fenosa, S.A.	2,886	69,888
Zardoya Otis, S.A.	722	15,567

Total Spain		2,505,036
Sweden – 3.8%
AB SKF Class B	1,402	17,493
AB Volvo Class A	3,305	27,373
AB Volvo Class B	7,535	66,459

See Notes to Financial Statements.

WisdomTree International Dividend Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Total Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Alfa Laval AB	2,804	$28,250
Assa Abloy AB Class B	1,402	16,588
Atlas Copco AB Class A	2,804	31,166
Atlas Copco AB Class B	2,204	21,731
Bilia AB Class A	1,249	5,911
Boliden AB	1,680	6,843
Bure Equity AB	600	3,192
Cardo AB	500	11,402
Connecta AB	400	3,040
D. Carnegie & Co. AB	2,099	15,051
Electrolux AB Series B	2,103	24,053
Eniro AB	5,103	17,491
Fabege AB	1,123	6,185
Getinge AB Class B	1,487	30,069
Gunnebo AB	400	2,008
H&M Hennes & Mauritz AB Class B	3,152	125,668
Haldex AB	379	3,764
Hemtex AB	1,200	6,540
Hexagon AB Class B	2,103	23,450
Holmen AB Class B	200	6,368
Investment AB Kinnevik Class B	2,103	24,279
JM AB	600	4,754
Kungsleden AB	2,585	16,164
L E Lundbergforetagen AB Class B	350	13,302
Meda AB Class A	173	1,650
Mekonomen AB	400	4,475
NCC AB Class B	639	6,186
Nibe Industrier AB Class B	1,617	11,085
Nobia AB	1,900	6,049
Nordea Bank AB	14,012	162,973
Nordnet AB Class B	1,645	2,583
Q-Med AB	790	3,388
Rederi AB Transatlantic	751	3,877
Rezidor Hotel Group AB	1,800	5,163
rnb Retail and Brands AB	3,200	3,740
rnb Retail and Brands AB*	3,002	3,251
Sandvik AB	4,204	43,410
Scania AB Class A	2,404	28,616
Scania AB Class B	2,804	33,679
Securitas AB Class B	1,402	15,432
Skandinaviska Enskilda Banken AB Class A	2,802	42,094
Skandinaviska Enskilda Banken AB Class C	400	5,651
Skanska AB Class B	1,402	15,583
SSAB Svenskt Stal AB Series A	1,103	17,005
Svenska Cellulosa Aktiebolaget SCA Class B	2,003	20,755
Svenska Handelsbanken AB Class A	2,802	61,081
Swedbank AB Class A	2,802	35,262
Swedish Match AB	2	34
Telefonaktiebolaget LM Ericsson Class A	600	5,516
Telefonaktiebolaget LM Ericsson Class B	8,746	80,276
TeliaSonera AB	16,515	92,609
Trelleborg AB Class B	700	9,537

Total Sweden		1,279,554

Investments	Shares	U.S. $ Value

Switzerland – 6.2%
Adecco S.A.	565	$24,308
Aryzta AG*	64	2,490
Baloise Holding AG	83	5,567
Bank Sarasin & Cie AG Class B	130	4,957
Ciba Specialty Chemicals Holding, Inc.	784	33,213
Compagnie Financiere Richemont S.A. Class A	784	34,192
Credit Suisse Group	5,064	225,368
EFG International AG	192	5,480
Geberit AG	46	5,596
Givaudan S.A.	42	34,855
Helvetia Holding AG	28	6,992
Holcim Ltd.	806	58,226
Huber & Suhner AG	348	13,656
Julius Baer Holdings AG	823	39,930
Kudelski S.A.	1,010	12,332
Kuehne + Nagel International AG	480	31,529
Mobilezone Holding AG	547	3,659
Nestle S.A.	10,870	467,276
Nobel Biocare Holding AG	121	3,999
Novartis AG	6,671	348,349
Panalpina Welttransport Holding AG	114	7,524
Rieter Holding AG	57	17,183
Roche Holding AG	1,494	232,511
SGS S.A.	2	2,333
Sulzer AG	35	3,683
Swatch Group AG (The)	95	3,131
Swatch Group AG (The) Class B	178	32,306
Swiss Reinsurance	1,616	87,484
Swisscom AG	306	90,470
Swissquote Group Holding S.A.	348	10,118
Syngenta AG	87	18,405
Tecan Group AG	210	10,395
Vontobel Holding AG	838	26,532
Zurich Financial Services AG	682	186,124

Total Switzerland		2,090,173
United Kingdom – 27.8%
AGA Rangemaster Group PLC	627	1,632
Alliance & Leicester PLC	7,862	37,521
Anglo American PLC	3,248	107,393
AstraZeneca PLC	7,283	319,347
Aviva PLC	16,740	143,223
BAE SYSTEMS PLC	25,546	187,601
Barclays PLC	73,978	430,529
BBA Aviation PLC	2,960	6,002
Bellway PLC	1,274	12,263
BG Group PLC	1,450	26,182
BHP Billiton PLC	5,255	117,928
Big Yellow Group PLC	1,121	6,494
Bovis Homes Group PLC	2,003	13,460
BP PLC	82,052	678,616
Brewin Dolphin Holdings PLC	1,550	3,447
Brit Insurance Holdings PLC	2,311	7,415

See Notes to Financial Statements.

40	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Total Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

British Airways PLC	664	$1,991
British American Tobacco PLC	9,070	296,661
British Energy Group PLC	2,989	40,491
British Polythene Industries	2,607	9,991
British Sky Broadcasting PLC	9,538	70,469
BT Group PLC	68,287	196,088
Cable & Wireless PLC	6,034	17,800
Cadbury PLC	2,669	26,903
Carnival PLC	357	10,570
Centrica PLC	27,594	154,441
Chesnara PLC	2,095	4,294
Close Brothers Group PLC	2,460	24,358
Collins Stewart PLC	9,958	11,360
Compass Group PLC	24,747	151,738
Debenhams PLC	24,929	21,662
Diageo PLC	13,501	227,413
Dsg International PLC	12,513	10,650
DTZ Holdings PLC	4,756	10,766
Electrocomponents PLC	4,280	12,473
Findel PLC	3,132	5,680
FirstGroup PLC	2,477	23,511
Friends Provident PLC	11,099	18,616
Galliford Try PLC	20,346	16,320
GKN PLC	1,289	4,498
GlaxoSmithKline PLC	24,939	538,319
Hays PLC	1,188	1,694
Helphire PLC	1,973	4,853
Highway Insurance Group PLC	11,009	13,785
HMV Group PLC	3,550	8,020
Hogg Robinson Group PLC	7,994	4,773
Home Retail Group PLC	6,199	25,635
HSBC Holdings PLC	69,022	1,108,484
Hunting PLC	330	3,582
Imperial Tobacco Group PLC	3,676	117,744
International Power PLC	387	2,495
Investec PLC	1,781	9,595
ITV PLC	5,302	3,969
J. Sainsbury PLC	5,106	31,672
James Fisher & Sons PLC	705	6,352
Kazakhmys PLC	1,936	20,015
Kier Group PLC	146	2,025
Kingfisher PLC	13,184	30,949
Lavendon Group PLC	757	3,238
Legal & General Group PLC	25,997	46,338
Lloyds TSB Group PLC	62,047	250,499
Logica PLC	3,976	7,654
Lonmin PLC	144	5,837
Lookers PLC	6,838	5,668
Luminar Group Holdings PLC	1,752	5,809
Management Consulting Group PLC	9,208	5,498
Marks & Spencer Group PLC	16,415	58,957
Michael Page International PLC	125	515
Millennium & Copthorne Hotels PLC	203	880
Mitchells & Butlers PLC	2,021	7,898

Investments	Shares	U.S. $ Value

MJ Gleeson Group PLC	6,122	$12,931
Mondi PLC	804	3,697
National Grid PLC	13,656	173,796
New Star Asset Management Group PLC	5,785	6,831
Next PLC	741	13,459
Northgate PLC	1,150	4,171
Old Mutual PLC	63,005	86,473
Paragon Group Companies PLC	5,374	6,226
Pearson PLC	12,191	130,379
Pendragon PLC	39,400	6,271
Persimmon PLC	4,038	28,664
Premier Foods PLC	1,929	2,570
Provident Financial PLC	4,629	70,257
Prudential PLC	19,176	173,465
Raymarine PLC	1,309	2,543
Reckitt Benckiser Group PLC	2,946	142,357
Reed Elsevier PLC	12,206	120,749
Renishaw PLC	735	9,859
Rentokil Initial PLC	6,684	8,221
Rexam PLC	2,692	18,858
Rio Tinto PLC	1,592	98,495
Robert Walters PLC	2,555	4,930
Royal Dutch Shell PLC Class A	13,030	375,785
Royal Dutch Shell PLC Class B	9,629	270,835
RSA Insurance Group PLC	10,201	27,092
SABMiller PLC	5,518	106,814
Sage Group (The) PLC	29,051	101,130
Savills PLC	2,273	10,504
Scottish & Southern Energy PLC	4,803	122,167
Shore Capital Group PLC	9,094	3,728
Smiths Group PLC	295	5,321
Smiths News PLC	15,939	20,456
Standard Chartered PLC	8,177	196,035
Standard Life PLC	7,078	30,279
Sthree PLC	1,755	5,592
Tate & Lyle PLC	401	2,723
Tesco PLC	29,854	206,254
Thomson Reuters PLC	301	6,658
Tomkins PLC	4,551	12,472
Topps Tiles PLC	8,662	8,955
Travis Perkins PLC	1,966	18,520
Trinity Mirror PLC	1,172	1,765
TT electronics PLC	5,548	8,702
Unilever PLC	6,578	178,454
United Utilities Group PLC	1,452	17,987
Venture Production PLC	196	2,124
Vodafone Group PLC	291,542	637,620
WPP Group PLC	97	775
Xstrata PLC	83	2,539

Total United Kingdom		9,307,037
TOTAL COMMON STOCKS (Cost: $44,258,938)		33,299,725

See Notes to Financial Statements.

WisdomTree International Dividend Funds	41

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Total Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
United States – 0.2%
Columbia Cash Reserves Fund, 2.08%(b) (Cost: $79,032)	79,032	$79,032
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND(c) – 0.0%
UBS Private Money Market Fund LLC, 3.01% (Cost: $149)(d)	149	149
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $44,338,119)(e)		33,378,906
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.4%		134,046

NET ASSETS – 100.0%		$33,512,952

RSP – Risparmio Italian Savings Shares.

*	Non-income producing security.

(a)	Escrow Security – Additional shares issued as a result of a corporate action.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2008.

(c)	Interest rate shown reflects yield as of September 30, 2008.

(d)	At September 30, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $149.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

42	WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Europe High-Yielding Equity Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Austria – 0.3%
Oesterreichische Post AG	986	$32,769
Telekom Austria AG	4,853	84,460

Total Austria		117,229
Belgium – 3.3%
Barco N.V.	577	26,025
Belgacom S.A.	6,021	223,994
Cofinimmo	248	42,847
Compagnie Maritime Belge S.A.	796	31,665
Dexia N.V.	17,986	189,480
InBev N.V.	6,322	371,503
KBC Groep N.V.	3,540	297,005
Mobistar S.A.	875	61,140

Total Belgium		1,243,659
Denmark – 0.6%
D/S Norden	755	35,321
Danske Bank A/S	8,255	193,872

Total Denmark		229,193
Finland – 2.2%
Elisa Oyj	1,733	33,447
Kesko Oyj Class B	1,211	30,482
Metso Oyj	4,039	96,845
Neste Oil Oyj	2,597	53,150
OKO Bank PLC Class A	2,403	34,226
Orion Oyj Class B	2,399	40,269
Rautaruukki Oyj	2,943	57,544
Sampo Oyj Class A	8,038	178,617
Sanoma-WSOY Oyj	2,002	37,373
Stora Enso Oyj Class R	8,966	86,018
UPM-Kymmene Oyj	7,264	111,624
Uponor Oyj	2,649	33,005
Wartsila Oyj	1,025	42,416

Total Finland		835,016
France – 26.5%
AXA S.A.	31,675	1,018,651
BNP Paribas	13,625	1,264,662
Cie de Saint-Gobain S.A.	5,039	255,834
Credit Agricole S.A.	44,493	837,774
Etablissements Maurel et Prom	2,911	45,919
Euler Hermes S.A.	1,574	109,286
Fonciere Des Regions	672	69,190
France Telecom S.A.	51,237	1,425,007
Legrand S.A.	2,868	63,731
M6-Metropole Television	2,453	53,200
Natixis	27,522	88,529
Neopost S.A.	471	43,897
Nexity	1,802	28,248
PagesJaunes	7,260	99,326
Peugeot S.A.	2,426	89,861
PPR S.A.	1,560	137,359
Rallye S.A.	713	20,531

Investments	Shares	U.S. $ Value

Renault S.A.	5,119	$320,368
Sanofi-Aventis	18,271	1,194,676
Schneider Electric S.A.	2,873	243,121
SCOR SE	3,222	61,551
Societe BIC S.A.	1,046	53,893
Societe Immobiliere de Location pour l’Industrie et le Commerce	311	38,006
Societe Television Francaise 1	4,372	76,211
TOTAL S.A.	25,267	1,511,220
Valeo S.A.	2,902	86,621
Vallourec	473	100,364
Vivendi S.A.	17,550	542,828

Total France		9,879,864
Germany – 5.1%
Comdirect Bank AG	2,443	17,913
Deutsche Bank AG	8,045	559,766
Deutsche Lufthansa AG	8,016	155,384
Deutsche Telekom AG	67,911	1,027,363
Hannover Rueckversicherung AG	1,512	54,604
Heidelberger Druckmaschinen AG	1,470	22,858
MPC Muenchmeyer Petersen Capital AG	662	12,088
Norddeutsche Affinerie AG	1,335	55,956

Total Germany		1,905,932
Ireland – 0.8%
Allied Irish Banks PLC	14,131	117,110
Bank of Ireland	20,915	116,044
Independent News & Media PLC	12,969	21,132
Irish Life & Permanent PLC	4,858	33,095

Total Ireland		287,381
Italy – 15.9%
Alleanza Assicurazioni SpA	13,587	123,194
Arnoldo Mondadori Editore SpA	7,258	36,294
Banca Intermobiliare SpA	5,364	27,124
Banca Monte dei Paschi di Siena SpA	149,705	365,893
Banca Popolare di Milano S.c.r.l.	5,622	46,829
Credito Emiliano SpA	4,828	40,520
Enel SpA	91,376	755,990
Eni SpA	43,798	1,144,288
Gemina SpA	27,530	27,765
Gruppo Editoriale L’Espresso SpA	19,459	41,273
Intesa Sanpaolo SpA	227,005	1,226,027
Intesa Sanpaolo SpA-RSP	19,506	91,787
Mediaset SpA	23,472	147,458
Mediobanca SpA	8,924	119,021
Mediolanum SpA	10,788	48,453
Milano Assicurazioni SpA	10,234	44,671
Parmalat Finanzaria SpA	35,902	83,713
Pirelli & C Real Estate SpA	1,838	23,184
RCS MediaGroup SpA	8,370	17,283
Snam Rete Gas SpA	29,500	176,937
Societa Cattolica di Assicurazioni S.c.r.l.	885	40,376
Telecom Italia SpA	167,660	247,750
Telecom Italia SpA-RSP	108,766	122,299

See Notes to Financial Statements.

WisdomTree International Dividend Funds	43

Schedule of Investments (unaudited) (continued)

WisdomTree Europe High-Yielding Equity Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Terna SpA	23,930	$87,226
UniCredito Italiano SpA	173,615	633,448
Unione di Banche Italiane SCPA	7,988	173,018
Unipol Gruppo Finanziario SpA	25,977	54,623

Total Italy		5,946,444
Netherlands – 2.5%
AEGON N.V.	24,207	210,815
ING Groep N.V.	30,963	649,338
Koninklijke BAM Groep N.V. CVA	2,732	34,691
SNS Reaal	4,116	46,021

Total Netherlands		940,865
Norway – 0.6%
ABG Sundal Collier Holding ASA	24,000	21,109
Acta Holding ASA	36,034	18,284
Aker ASA Class A	1,120	34,193
DnB NOR ASA	17,864	134,154

Total Norway		207,740
Portugal – 0.5%
Banco BPI, S.A.	14,041	42,601
Portugal Telecom, SGPS, S.A.	15,203	151,727

Total Portugal		194,328
Spain – 5.6%
Antena 3 de Television, S.A.	6,561	47,185
Banco Bilbao Vizcaya Argentaria, Chile, S.A.	41,890	674,316
Banco Espanol de Credito, S.A.	7,707	102,844
Banco Santander Central Hispano, S.A.	70,485	1,039,571
Bolsas y Mercados Espanoles	1,557	39,432
Cementos Portland Valderrivas, S.A.	467	22,310
Gestevision Telecinco, S.A.	7,760	78,263
Iberia Lineas Aereas de Espana	21,634	51,964
Uralita, S.A.	3,152	23,687

Total Spain		2,079,572
Sweden – 3.2%
AB Volvo Class A	8,827	73,107
AB Volvo Class B	18,920	166,875
Boliden AB	5,459	22,235
Brostrom AB Class B	11,701	96,071
D. Carnegie & Co. AB	6,500	46,610
Electrolux AB Series B	3,600	41,175
Eniro AB	7,300	25,022
Fabege AB	5,259	28,962
Kungsleden Fastighets AB	6,855	42,864
Nordea Bank AB	28,732	334,182
Skanska AB Class B	5,074	56,396
Svenska Handelsbanken AB Class A	8,307	181,086
Swedbank AB Class A	7,292	91,768

Total Sweden		1,206,353
Switzerland – 2.6%
Ciba Specialty Chemicals Holding, Inc.	1,318	55,835
Swiss Reinsurance Co.	3,941	213,350
Swisscom AG	809	239,183

Investments	Shares	U.S. $ Value

Vontobel Holding AG	1,076	$34,067
Zurich Financial Services AG	1,524	415,914

Total Switzerland		958,349
United Kingdom – 29.5%
Alliance & Leicester PLC	18,498	88,282
Amlin PLC	8,706	48,882
AstraZeneca PLC	15,072	660,881
Aviva PLC	33,868	289,766
Barclays PLC	167,242	973,297
Bellway PLC	4,205	40,474
Bovis Homes Group PLC	4,184	28,116
Brit Insurance Holdings PLC	12,205	39,159
BT Group PLC	136,225	391,173
Cable & Wireless PLC	26,709	78,790
Centrica PLC	31,211	174,684
Close Brothers Group PLC	4,048	40,081
Dairy Crest Group PLC	3,677	26,216
Debenhams PLC	39,635	34,441
DSG International PLC	96,419	82,064
Electrocomponents PLC	14,098	41,086
Friends Provident PLC	38,286	64,217
GKN PLC	17,584	61,353
GlaxoSmithKline PLC	60,015	1,295,450
Hays PLC	26,046	37,141
Henderson Group PLC	12,312	23,921
Home Retail Group PLC	15,140	62,608
HSBC Holdings PLC	152,860	2,454,909
Informa PLC	3,080	17,280
Investec PLC	9,092	48,983
ITV PLC	51,930	38,876
Kingfisher PLC	33,193	77,920
Ladbrokes PLC	8,904	29,599
Legal & General Group PLC	110,365	196,720
Lloyds TSB Group PLC	140,225	566,123
Logica PLC	19,357	37,263
Marks & Spencer Group PLC	23,395	84,026
Mitchells & Butlers PLC	6,231	24,351
Mondi PLC	5,484	25,219
National Grid PLC	33,163	422,055
Next PLC	2,840	51,583
Old Mutual PLC	87,500	120,092
Pearson PLC	18,630	199,242
Persimmon PLC	10,252	72,775
Premier Foods PLC	13,734	18,299
Rentokil Initial PLC	28,953	35,609
Rexam PLC	8,269	57,925
Royal & Sun Alliance Insurance Group	36,675	97,403
Standard Life PLC	24,769	105,959
Tate & Lyle PLC	6,512	44,224
Thomson Reuters PLC	2,300	50,876
Tomkins PLC	46,906	128,547
Travis Perkins PLC	3,931	37,031
Trinity Mirror PLC	11,594	17,463

See Notes to Financial Statements.

44	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe High-Yielding Equity Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Vodafone Group PLC	616,810	$1,349,003
William Hill PLC	6,822	28,393

Total United Kingdom		11,019,830
TOTAL COMMON STOCKS (Cost: $49,641,338)		37,051,755
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
United States – 0.1%
Columbia Cash Reserves Fund, 2.08%(a) (Cost: $46,224)	46,224	46,224
TOTAL INVESTMENTS IN SECURITIES – 99.3% (Cost: $49,687,562)(b)		37,097,979
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.7%		264,957

NET ASSETS – 100.0%		$37,362,936

RSP- Risparmio Italian Savings Shares.

(a)	Rate shown represents annualized 7-day yield as of September 30, 2008.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	45

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Austria – 0.6%
AT&S Austria Technologie & Systemtechnik AG	2,139	$23,135
Palfinger AG	2,153	38,710
POLYTEC Holding AG	993	13,502
Schoeller-Bleckmann Oilfield Equipment AG	495	29,550
Zumtobel AG	2,326	32,639

Total Austria		137,536
Belgium – 1.7%
Barco N.V.	1,732	78,119
Compagnie d’Entreprises CFE	184	15,233
EVS Broadcast Equipment S.A.	1,283	90,325
Melexis N.V.	5,111	70,858
Omega Pharma S.A.	662	28,036
Tessenderlo Chemie N.V.	2,393	117,983

Total Belgium		400,554
Denmark – 0.9%
Auriga Industries A/S Class B	1,474	36,768
Bang & Olufsen A/S Class B	2,300	85,301
Dalhoff Larsen & Horneman A/S Class B	400	3,389
East Asiatic Co. Ltd. A/S	695	28,654
Forstaedernes Bank A/S	400	7,606
IC Companys A/S	600	10,448
Rockwool International A/S Class B	380	31,835
Sjaelso Gruppen	2,050	18,911

Total Denmark		222,912
Finland – 7.2%
Ahlstrom Oyj	7,059	128,206
Alma Media Corp.	16,350	186,025
Amer Sports Oyj	8,491	101,379
Citycon Oyj	10,314	33,321
Comptel PLC	14,960	26,267
Finnair Oyj	11,259	63,892
Fiskars Oyj Abp	6,005	79,541
F-Secure Oyj	742	2,418
HK-Ruokatalo Oyj Class A	2,969	23,396
Huhtamaki Oyj	13,206	103,693
Kemira Oyj	12,909	150,500
Lassila & Tikanoja Oyj	3,403	65,964
M-real Oyj Class B	20,549	36,369
Oriola-KD Oyj Class B	3,335	9,369
PKC Group Oyj	3,946	36,582
Poyry Oyj	4,691	89,547
Raisio PLC Class V	12,218	27,116
Ramirent Oyj	14,080	86,823
Stockmann Oyj Abp Class B	3,757	87,867
Talentum Oyj	10,190	36,070
Technopolis PLC	4,327	29,660
TietoEnator Oyj	4,895	71,302
Uponor Oyj	19,354	241,136

Total Finland		1,716,443

Investments	Shares	U.S. $ Value

France – 5.1%
ABC Arbitrage	6,177	$42,341
Altamir Amboise	2,160	16,536
Assystem	3,471	47,537
Avenir Telecom	2,163	2,886
Canal Plus S.A.	15,707	136,790
Carbone Lorraine	1,200	55,793
Derichebourg	6,742	29,168
GFI Informatique	9,503	50,056
Groupe Steria SCA	2,269	49,401
Haulotte Group	2,315	28,681
IMS-Intl Metal Service	2,970	50,896
Ingenico S.A.	632	15,686
IPSOS	796	23,122
Kaufman & Broad S.A.	3,298	138,327
LaCie S.A.	4,681	23,079
Manitou BF S.A.	5,082	124,566
NRJ Group	12,391	123,054
Oberthur Card Systems S.A.	13,530	95,215
Saft Groupe SA*	697	27,374
Seche Environnement S.A.	198	14,735
Sequana S.A.	6,649	93,022
Stallergenes	228	14,207
Trigano S.A.	1,728	17,039

Total France		1,219,511
Germany – 5.7%
Aareal Bank AG	2,579	29,271
Aixtron AG	1,293	7,483
Beate Uhse AG	18,418	24,060
Bechtle AG	2,192	44,984
Carl Zeiss Meditec AG	1,678	23,900
Cenit AG	1,820	9,945
CTS Eventim AG	376	13,600
DAB Bank AG	7,981	39,461
Demag Cranes AG	1,537	60,084
Deutz AG	6,578	36,682
Duerr AG	149	4,081
Elexis AG	190	3,550
Epcos AG	2,984	74,776
Freenet AG	7,669	68,727
Gerresheimer AG	186	8,415
Gerry Weber International AG	1,933	43,036
Gfk AG	808	24,526
Gildemeister AG	1,847	30,744
H&R WASAG AG	2,439	56,973
HCI Capital AG	5,049	33,758
IDS Scheer AG	2,433	23,923
Indus Holding AG	2,743	64,537
Kizoo AG	7,211	76,777
Kontron AG	1,973	19,954
Kuka AG	2,104	50,951
Leoni AG	2,384	71,494

See Notes to Financial Statements.

46	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Medion AG	937	$10,450
MLP AG	8,047	146,942
MPC Muenchmeyer Petersen Capital AG	2,523	46,071
Pfeiffer Vacuum Technology AG	625	49,663
Pfleiderer AG	2,831	34,039
Praktiker Bau-und Heimwerkermaerkte AG	3,374	30,758
Sixt AG	1,025	21,884
Takkt AG	3,628	50,145
Vivacon AG	3,309	31,281

Total Germany		1,366,925
Ireland – 1.4%
FBD Holdings PLC	2,008	32,560
FBD Holdings PLC A Shares	2,660	5,605
Fyffes PLC	24,125	10,844
Greencore Group PLC	23,035	58,565
Kingspan Group PLC	13,075	116,623
Paddy Power PLC	2,952	50,836
United Drug PLC	12,236	64,968

Total Ireland		340,001
Italy – 11.9%
AcegasAps SpA	5,324	38,439
Actelios SpA	5,122	37,880
Amplifon SpA	12,612	31,711
Anima SGRpA	16,769	33,542
Antichi Pellettieri SpA	395	2,774
Ascopiave SpA	26,044	50,448
Astaldi SpA	5,474	36,369
Autostrada Torino-Milano SpA	5,840	63,123
Azimut Holding SpA	5,368	36,589
Banca Generali SpA	7,384	43,069
Banca IFIS SpA	3,881	40,286
Banca Intermobiliare SpA	21,756	110,014
Banca Popolare dell’Etruria e del Lazio	5,861	45,444
Banco di Desio e della Brianza SpA	5,239	35,397
Biesse SpA	2,096	17,680
Brembo SpA	6,497	62,833
Buzzi Unicem SpA RSP	2,374	23,342
Cairo Communication SpA	27,399	93,232
Carraro SpA	2,363	12,961
Cementir Holding SpA	8,409	39,687
COFIDE-Compagnia Finanziaria De Benedetti SpA	31,146	22,881
Credito Artigiano SpA	48,529	154,056
Danieli & Co., SpA	423	6,150
Danieli & Co., SpA RSP	217	4,691
De’Longhi SpA	5,123	16,821
ERGO Previdenza SpA	9,865	60,451
Esprinet SpA	4,721	20,292
Fiat SpA-RSP	10,158	76,550
Fondiaria-Sai SpA RSP	6,585	109,701
Gas Plus	942	8,799
Gewiss SpA	6,082	31,545
Gruppo Editoriale L’Espresso SpA	85,674	181,716

Investments	Shares	U.S. $ Value

Gruppo MutuiOnline SpA	1,813	$9,531
I.M.A. – Industria Macchine Automatiche SpA	5,044	98,482
IFIL – Investments SpA RSP	2,339	7,754
Indesit Co., SpA	14,915	155,765
Interpump Group SpA	3,213	20,851
Italcementi SpA RSP	9,630	89,141
Italmobiliare SpA RSP	1,392	61,259
Landi Renzo SpA	2,715	14,616
Mariella Burani SpA	95	1,827
MARR SpA	10,190	71,352
Meliorbanca SpA	9,744	38,631
Milano Assicurazioni SpA RSP	3,538	15,704
Navigazione Montanari SpA	11,316	49,036
Nice SpA	3,480	14,897
Panariagroup Industrie Ceramiche SpA	7,104	27,641
Permasteelisa SpA	936	14,791
Piaggio & C SpA	37,894	83,568
Pirelli & C Real Estate SpA	11,649	146,938
Pirelli & C SpA RSP	15,728	8,616
Premafin Finanziaria SpA	10,162	18,185
Premuda SpA	3,691	6,071
Recordati SpA	21,018	128,426
SAES Getters SpA	2,381	39,398
SAES Getters SpA RSP	513	7,624
Safilo Group SpA	35,077	48,433
Sogefi SpA	13,528	38,622
SOL SpA	5,124	26,343
Tamburi Investment Partners SpA	884	2,142
Vittoria Assicurazioni SpA	1,842	27,400

Total Italy		2,821,517
Netherlands – 5.2%
Arcadis N.V.	2,993	51,416
ASM International N.V.	373	6,664
Ballast Nedam N.V. CVA	1,393	40,092
Beter Bed Holding N.V.	3,694	50,020
Brunel International	1,098	21,639
Draka Holding	2,553	51,604
Exact Holding N.V.	4,522	114,967
Grontmij CVA	1,213	39,529
Heijmans N.V.	3,856	62,396
Innoconcepts	303	3,784
Kardan N.V.	2,197	16,202
Koninklijke Wessanen N.V.	14,064	124,259
Macintosh Retail Group N.V.	2,405	36,721
OCE N.V.	14,375	100,959
OPG Groep N.V. CVA	3,393	46,373
Ordina N.V.	1,812	13,515
Plaza Centers N.V.	44,948	58,285
Telegraaf Media Groep N.V. CVA	3,835	103,858
Ten Cate N.V.	2,253	73,800
TKH Group N.V. CVA	2,698	49,305
Unit 4 Agresso N.V.	490	8,645

See Notes to Financial Statements.

WisdomTree International Dividend Funds	47

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

USG People N.V.	7,489	$101,512
Wavin N.V.	11,764	66,593

Total Netherlands		1,242,138
Norway – 4.2%
ABG Sundal Collier Holding ASA	153,020	134,585
Acta Holding ASA	171,128	86,833
Austevoll Seafood ASA	1,600	4,844
Cermaq ASA	6,149	39,313
DOF ASA	2,566	17,794
EDB Business Partner ASA	6,493	18,670
Ekornes ASA	6,345	85,318
Hafslund ASA Class B	3,972	63,151
Leroy Seafood Group ASA	1,405	12,298
Norwegian Property ASA	21,200	35,857
Salmar ASA	1,600	7,577
Scana Industrier	9,602	17,621
SpareBank 1 SMN	15,588	100,188
Sparebank 1 SR Bank	16,233	105,707
Sparebanken Nord-Norge	3,600	37,143
Tomra Systems ASA	8,028	40,735
TTS Marine ASA	800	6,048
Veidekke ASA	29,890	157,734
Wilh. Wilhelmsen ASA Class A	1,950	38,259

Total Norway		1,009,675
Portugal – 1.3%
Banif SGPS, S.A.	35,705	83,254
Finibanco Holding SGPS S.A.	7,368	35,913
Mota-Engil, SGPS, S.A.	11,456	49,096
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.	23,658	49,847
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	8,944	86,686

Total Portugal		304,796
Spain – 2.2%
Adolfo Dominguez S.A.	877	11,949
Cie Automotive S.A.	6,005	35,258
Duro Felguera S.A.	9,269	63,146
Grupo Empresarial Ence S.A.	1,522	11,053
La Seda de Barcelona S.A. Class B	13,662	12,858
Realia Business S.A.	17,246	67,102
Renta Corp. Real Estate S.A.	4,608	26,149
Tubacex S.A.	4,987	31,102
Tubos Reunidos, S.A.	11,257	41,744
Uralita S.A.	26,512	199,234
Viscofan S.A.	728	11,852

Total Spain		511,447
Sweden – 11.6%
AarhusKarlshamn AB	3,132	52,217
Acando AB	3,500	5,697
AF AB Class B	805	17,548
Axfood AB	6,632	177,863
Axis Communications AB	1,787	19,542
B&B Tools AB Class B	1,500	25,223

Investments	Shares	U.S. $ Value

BE Group AB	4,200	$22,889
Bilia AB Class A	6,738	31,889
Billerud AB	9,333	65,319
Bjoern Borg AB	1,400	6,405
Brostrom AB Class B	11,459	94,085
Bure Equity AB	400	2,128
Cardo AB	4,522	103,115
Clas Ohlson AB Class B	5,922	71,342
Connecta AB	1,360	10,337
D. Carnegie & Co. AB	15,807	113,348
Elekta AB Class B	2,689	45,024
Eniro AB	59,200	202,917
Fabege AB	26,000	143,186
Gunnebo AB	1,771	8,890
Haldex AB	2,800	27,808
Hemtex AB	2,400	13,079
Hoganas AB Class B	3,239	48,426
Husqvarna AB Class A	7,000	50,948
Indutrade AB	2,751	45,076
Intrum Justitia AB	6,455	67,580
JM AB	11,200	88,745
KNOW IT AB	600	4,096
Kungsleden AB	45,858	286,745
Mekonomen AB	2,551	28,537
Munters AB	4,806	33,429
NCC AB Class B	12,877	124,656
New Wave Group AB Class B	5,100	13,458
Nibe Industrier AB Class B	4,926	33,769
Niscayah Group AB	13,000	18,085
Nobia AB	22,400	71,318
Nordnet AB Class B	19,500	30,623
ORC Software AB	1,500	18,823
Peab AB	16,400	85,143
Peab Industri AB Class B	3,800	26,595
Q-Med AB	9,284	39,811
Rederi AB Transatlantic	2,981	15,391
Rezidor Hotel Group AB	10,200	29,257
rnb Retail and Brands AB	12,600	14,727
Skandinaviska Enskilda Banken AB Class C	2,300	32,491
SkiStar AB	5,100	52,845
Svenska Handelsbanken AB Class B	500	10,792
TradeDoubler AB	1,400	11,846
Trelleborg AB Class B	10,600	144,419
Wihlborgs Fastigheter AB	4,650	62,854

Total Sweden		2,750,336
Switzerland – 0.8%
Huber & Suhner AG	995	39,046
Kudelski S.A.	2,916	35,603
Mobilezone Holding AG	335	2,241
Rieter Holding AG	380	114,551
Swissquote Group Holding S.A.	189	5,495
Tecan Group AG	57	2,821

Total Switzerland		199,757

See Notes to Financial Statements.

48	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

United Kingdom – 37.4%
AGA Rangemaster Group PLC	8,668	$22,557
Anite PLC	19,253	11,153
Ashtead Group PLC	23,348	27,779
Axon Group PLC	1,640	19,951
BBA Aviation PLC	45,412	92,074
Beazley Group PLC	54,216	113,549
Bellway PLC	21,582	207,731
Big Yellow Group PLC	6,687	38,738
Bloomsbury Publishing PLC	9,556	25,550
BlueBay Asset Management PLC	5,159	22,093
Bodycote PLC	30,604	85,916
Bovis Homes Group PLC	24,336	163,533
Brewin Dolphin Holdings PLC	25,396	56,471
Brit Insurance Holdings PLC	59,823	191,936
British Polythene Industries	6,823	26,148
Britvic PLC	19,239	69,528
BSS Group PLC	6,167	25,255
Business Post Group PLC	11,247	61,344
Carpetright PLC	11,642	124,300
Centaur Media PLC	12,408	11,445
Chaucer Holdings PLC	30,110	29,518
Chemring Group PLC	1,159	42,412
Chesnara PLC	32,145	65,891
Chloride Group PLC	8,445	29,052
Cineworld Group PLC	18,604	37,803
Clarkson PLC	1,468	19,926
Clinton Cards PLC	24,696	15,517
Close Brothers Group PLC	22,633	224,100
Collins Stewart PLC	56,505	64,459
Communisis PLC	27,735	23,359
Computacenter PLC	17,350	30,462
Consort Medical PLC	3,433	32,615
Cranswick PLC	4,241	49,514
Croda International PLC	8,487	91,295
Dairy Crest Group PLC	19,771	140,964
Davis Service Group PLC	18,317	87,581
Debenhams PLC	266,211	231,321
Dechra Pharmaceuticals PLC	4,931	35,926
Delta PLC	14,002	26,643
Detica Group PLC	2,337	18,287
Development Securities PLC	341	2,351
Devro PLC	10,995	15,286
Dimension Data Holdings PLC	30,090	21,990
Diploma PLC	13,902	37,789
Domino Printing Sciences PLC	10,659	39,328
DS Smith PLC	62,021	118,840
DTZ Holdings PLC	8,500	19,242
Dunelm Group PLC	10,714	26,020
E2V Technologies PLC	5,456	23,389
Electrocomponents PLC	109,329	318,617
Elementis PLC	37,936	44,629
Ennstone PLC	65,579	10,532
Euromoney Institutional Investor PLC	14,611	84,641

Investments	Shares	U.S. $ Value

Evolution Group PLC	1,539	$2,599
F&C Asset Management PLC	50,566	66,923
Fenner PLC	14,671	46,025
Fiberweb PLC	22,725	20,253
Fidessa Group PLC	1,990	25,220
Filtrona PLC	17,304	49,735
Findel PLC	22,399	40,624
French Connection Group PLC	5,100	6,432
Future PLC	65,798	26,975
Galliford Try PLC	58,160	46,650
Go-Ahead Group PLC	3,502	103,182
Greene King PLC	14,502	118,001
Greggs PLC	1,211	67,562
Halfords Group PLC	13,478	62,282
Halma PLC	34,461	120,700
Hargreaves Lansdown PLC	19,197	61,506
Headlam Group PLC	12,197	47,123
Helphire PLC	22,009	54,137
Henderson Group PLC	82,954	161,169
Highway Insurance Group PLC	39,432	49,376
Hikma Pharmaceuticals PLC	121	863
Hill & Smith Holdings PLC	5,210	23,913
HMV Group PLC	65,410	147,777
Hogg Robinson Group PLC	29,504	17,617
Holidaybreak PLC	8,127	46,645
Huntsworth PLC	7,532	5,907
Innovation Group PLC	25,290	2,335
International Personal Finance PLC	7,705	34,060
Interserve PLC	12,439	66,737
ITE Group PLC	22,488	48,501
J D Wetherspoon PLC	16,467	68,683
James Fisher & Sons PLC	3,720	33,518
Jardine Lloyd Thompson Group PLC	28,061	221,075
JKX Oil & Gas PLC	269	1,332
John Menzies PLC	10,185	48,563
Kcom Group PLC	73,313	27,442
Keller Group PLC	5,148	60,883
Kier Group PLC	4,031	55,900
Laird Group PLC	9,050	39,804
Lavendon Group PLC	2,353	10,066
Lookers PLC	18,688	15,489
Low & Bonar PLC	10,533	17,179
Luminar Group Holdings PLC	7,642	25,336
Management Consulting Group PLC	7,597	4,536
Marshalls PLC	24,750	67,938
Marston’s PLC	39,556	110,519
McBride PLC	23,610	42,084
Melrose PLC	23,562	60,267
Micro Focus International PLC	6,980	35,458
Misys PLC	50,566	109,510
Mitie Group PLC	24,738	91,055
MJ Gleeson Group PLC	6,166	13,024
Morgan Crucible Co.	15,534	43,402
Morgan Sindall PLC	4,589	36,277

See Notes to Financial Statements.

WisdomTree International Dividend Funds	49

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Morse PLC	35,314	$27,381
Mothercare PLC	8,721	53,552
Mucklow A & J Group PLC	3,625	18,092
N. Brown Group PLC	28,706	113,079
New Star Asset Management Group PLC	32,957	38,918
Northern Foods PLC	66,859	76,271
Northgate PLC	9,965	36,146
Novae Group PLC	618	3,305
Paragon Group Companies PLC	8,194	9,494
PayPoint PLC	2,702	25,429
Pendragon PLC	264,727	42,137
Premier Farnell PLC	46,695	135,667
Psion PLC	17,819	21,439
PZ Cussons PLC	31,164	98,320
Raymarine PLC	10,049	19,524
Renishaw PLC	5,536	74,254
Restaurant Group PLC	20,236	44,817
Ricardo PLC	7,517	43,278
Rightmove PLC	5,857	26,465
RM PLC	13,724	41,097
Robert Walters PLC	2,947	5,686
Robert Wiseman Dairies PLC	4,214	24,543
ROK PLC	12,547	16,997
RPC Group PLC	12,338	26,170
RPS Group PLC	8,678	37,703
Safestore Holdings PLC	4,197	9,763
Savills PLC	21,157	97,766
Schroders PLC	4,144	62,748
Senior PLC	31,367	47,524
Severfield-Rowen PLC	12,853	50,631
Shanks Group PLC	19,622	66,453
Shore Capital Group PLC	13,998	5,739
Smiths News PLC	26,231	33,664
Southern Cross Healthcare Ltd.	7,324	13,446
Spectris PLC	5,589	66,198
Speedy Hire PLC	2,728	19,936
Spirax-Sarco Engineering PLC	5,776	93,174
Sports Direct International PLC	22,092	21,264
SSL International PLC	8,387	67,011
St. Ives Group PLC	26,989	47,265
Sthree PLC	14,088	44,886
TDG PLC	17,193	76,308
Telecom Plus PLC	2,373	14,106
Topps Tiles PLC	49,671	51,351
Trinity Mirror PLC	80,960	121,939
TT electronics PLC	35,421	55,560
Tullet Prebon PLC	9,072	44,307
Ultra Electronics Holdings PLC	3,654	82,065
Umeco PLC	5,109	34,605
UNITE Group PLC	3,906	15,804
UTV Media PLC	9,109	20,417
Victrex PLC	4,378	55,795
Vitec Group (The) PLC	5,111	31,771
WH Smith PLC	7,935	53,322

Investments	Shares	U.S. $ Value

Wilmington Group PLC	7,359	$23,217
Wincanton PLC	16,384	54,392
WSP Group PLC	3,822	22,481
Yule Catto & Co., PLC	30,185	68,196

Total United Kingdom		8,899,387
TOTAL COMMON STOCKS (Cost: $40,620,716)		23,142,935
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND – 0.0%
UBS Private Money Market Fund LLC, 3.01% (Cost: $2,662)(a)	2,662	2,662
TOTAL INVESTMENT IN SECURITIES – 97.2% (Cost: $40,623,378)(b)		23,145,597
Foreign Currency and Other Assets in Excess of Liabilities – 2.8%		655,172

NET ASSETS – 100.0%		$23,800,769

RSP – Risparmio Italian Savings Shares.

*	Non-income producing security.

(a)	At September 30, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $2,662.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

50	WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Japan Total Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.6%
Advertising – 0.1%
Hakuhodo DY Holdings, Inc.	700	$34,286
Agriculture – 0.5%
Japan Tobacco, Inc.	37	137,315
Airlines – 0.2%
All Nippon Airways Co., Ltd.	14,000	49,451
Apparel – 0.3%
Daidoh Ltd.	200	1,952
Onward Kashiyama Co., Ltd.	6,160	63,186
Sanei-International Co., Ltd.	900	9,766
Sanyo Shokai Ltd.	2,000	10,211

Total Apparel		85,115
Auto Manufacturers – 12.6%
Daihatsu Motor Co., Ltd.	7,000	75,166
Fuji Heavy Industries Ltd.	14,000	68,704
Hino Motors Ltd.	7,000	27,825
Honda Motor Co., Ltd.	25,000	727,641
Isuzu Motors Ltd.	19,000	50,827
Mazda Motor Corp.	7,000	27,561
Nissan Motor Co., Ltd.	91,800	602,690
Nissan Shatai Co., Ltd.	4,000	26,223
Suzuki Motor Corp.	2,800	50,585
Toyota Motor Corp.	47,900	1,976,188

Total Auto Manufacturers		3,633,410
Auto Parts & Equipment – 2.3%
Aisin Seiki Co., Ltd.	2,100	49,946
Bridgestone Corp.	7,700	142,156
DENSO Corp.	8,400	200,969
JTEKT Corp.	2,800	31,306
NGK Spark Plug Co., Ltd.	2,000	19,140
NHK Spring Co., Ltd.	7,000	37,649
NOK Corp.	2,100	23,005
Showa Corp.	800	4,762
Sumitomo Rubber Industries, Inc.	4,900	42,555
Tokai Rika Co., Ltd.	2,400	29,637
Toyo Tire & Rubber Co., Ltd.	2,000	5,369
Toyoda Gosei Co., Ltd.	2,600	42,858
Toyota Boshoku Corp.	2,800	30,119
TS Tech Co., Ltd.	200	1,890

Total Auto Parts & Equipment		661,361
Banks – 8.3%
Aichi Bank Ltd. (The)	100	6,848
Aozora Bank Ltd.	4,000	6,104
Bank of Kyoto Ltd. (The)	7,000	69,232
Bank of Yokohama Ltd. (The)	14,000	66,199
Chiba Bank Ltd. (The)	7,000	35,209
Chugoku Bank Ltd. (The)	7,000	96,331
Fukushima Bank Ltd. (The)	9,000	6,188
Gunma Bank Ltd. (The)	7,000	39,034
Hachijuni Bank Ltd. (The)	7,000	36,330
Hiroshima Bank Ltd. (The)	7,000	25,253

Investments	Shares	U.S. $ Value

Hokuhoku Financial Group, Inc.	14,000	$30,066
Iyo Bank Ltd. (The)	7,000	75,034
Joyo Bank Ltd. (The)	7,000	31,055
Kanto Tsukuba Bank Ltd. (The)	5,800	25,349
Michinoku Bank Ltd. (The)	2,000	4,144
Mitsubishi UFJ Financial Group, Inc.	69,920	588,129
Mitsui Trust Holdings, Inc.	7,000	36,264
Mizuho Financial Group, Inc.	106	441,314
Mizuho Trust & Banking Co., Ltd.	21,000	27,495
Nishi-Nippon City Bank Ltd. (The)	14,000	33,759
Resona Holdings, Inc.	20	25,639
Shinsei Bank Ltd.	7,000	20,572
Shizuoka Bank Ltd. (The)	7,000	67,254
Sumitomo Mitsui Financial Group, Inc.	57	338,247
Sumitomo Trust & Banking Co., Ltd. (The)	28,000	176,706
Suruga Bank Ltd.	7,000	78,858
Tokyo Tomin Bank Ltd. (The)	700	11,156

Total Banks		2,397,769
Beverages – 0.8%
Asahi Breweries Ltd.	4,100	71,059
Coca-Cola West Japan Co., Ltd.	2,100	47,177
ITO EN, Ltd.	1,400	17,921
Kirin Brewery Co., Ltd.	7,000	90,793

Total Beverages		226,950
Building Materials – 1.3%
Asahi Glass Co., Ltd.	14,000	120,794
Daikin Industries Ltd.	1,400	45,759
JS Group Corp.	5,600	69,627
Nippon Sheet Glass Co., Ltd.	13,000	65,511
Panasonic Electric Works Co., Ltd.	7,000	60,660
Taiheiyo Cement Corp.	14,000	19,912

Total Building Materials		382,263
Chemicals – 3.0%
Asahi Kasei Corp.	14,000	57,891
Daicel Chemical Industries Ltd.	7,000	30,990
Dainippon Ink & Chemicals, Inc.	14,000	25,978
Gun-Ei Chemical Industry Co., Ltd.	44,000	85,791
Hitachi Chemical Co., Ltd.	2,100	27,594
JSR Corp.	2,100	27,139
Kaneka Corp.	7,000	37,979
Mitsubishi Chemical Holdings Corp.	8,500	44,275
Mitsubishi Gas Chemical Co., Inc.	7,000	33,099
Mitsui Chemicals, Inc.	7,000	30,198
Nippon Chemical Industrial Co., Ltd.	7,000	14,044
Nitto Denko Corp.	1,400	34,748
Sakata INX Corp.	4,000	10,813
Shin-Etsu Chemical Co., Ltd.	2,100	96,727
Showa Denko K.K.	14,000	28,616
Sumitomo Chemical Co., Ltd.	14,000	60,001
Taiyo Nippon Sanso Corp.	7,000	54,528
Tokuyama Corp.	7,000	39,429
Tosoh Corp.	14,000	40,352

See Notes to Financial Statements.

WisdomTree International Dividend Funds	51

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Total Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Ube Industries Ltd.	21,000	$55,188
Zeon Corp.	7,000	23,737

Total Chemicals		859,117
Commercial Services – 1.3%
Dai Nippon Printing Co., Ltd.	9,000	120,295
Kamigumi Co., Ltd.	6,000	44,308
Kanamoto Co., Ltd.	4,000	16,088
Kyodo Printing Co., Ltd.	1,000	2,543
Nomura Co., Ltd.	1,000	2,571
Park24 Co., Ltd.	4,100	22,592
Secom Co., Ltd.	2,100	86,046
Sohgo Security Services Co., Ltd.	2,800	29,328
Toppan Printing Co., Ltd.	7,000	53,935
Tosho Printing Co., Ltd.	2,000	5,199

Total Commercial Services		382,905
Computers – 0.8%
CSK Holdings Corp.	1,400	20,176
Fujitsu Ltd.	14,000	76,881
Itochu Techno-Solutions Corp.	900	22,380
Otsuka Corp.	700	45,166
TDK Corp.	1,400	67,781

Total Computers		232,384
Cosmetics/Personal Care – 1.4%
Kao Corp.	7,000	186,266
KOSE Corp.	1,400	38,440
Shiseido Co., Ltd.	6,000	132,530
UniCharm Corp.	600	45,778

Total Cosmetics/Personal Care		403,014
Distribution/Wholesale – 3.7%
Canon Marketing Japan, Inc.	2,800	41,987
Hitachi High-Technologies Corp.	2,100	40,946
ITOCHU Corp.	21,000	123,035
Marubeni Corp.	14,000	61,715
Matsuda Sangyo Co., Ltd.	110	1,776
Mitsubishi Corp.	17,500	355,226
Mitsui & Co., Ltd.	21,000	252,795
Satori Electric Co., Ltd.	1,200	5,697
Sojitz Corp.	15,000	33,627
Sumitomo Corp.	14,100	127,632
Toyota Tsusho Corp.	2,800	35,684

Total Distribution/Wholesale		1,080,120
Diversified Financial Services – 1.9%
Century Leasing System, Inc.	600	5,058
Daiwa Securities Group, Inc.	17,000	118,175
Kyokuto Securities Co., Ltd.	6,800	47,398
Nomura Holdings, Inc.	21,800	272,282
Okasan Holdings, Inc.	2,000	9,419
Shinko Securities Co., Ltd.	14,000	37,979
Tokai Tokyo Securities Co., Ltd.	1,000	3,306
Tokyo Leasing Co., Ltd.	1,200	9,020
Toyo Securities Co., Ltd.	14,000	32,044

Total Diversified Financial Services		534,681

Investments	Shares	U.S. $ Value

Electric – 5.4%
Chubu Electric Power Co., Inc.	7,900	$184,915
Chugoku Electric Power Co., Inc. (The)	5,400	110,630
Electric Power Development Co.	1,600	51,090
Hokkaido Electric Power Co., Inc.	3,800	78,745
Hokuriku Electric Power Co.	2,700	64,725
Kansai Electric Power Co., Inc. (The)	14,400	318,749
Kyushu Electric Power Co., Inc.	8,600	178,213
Shikoku Electric Power Co., Inc.	2,200	55,122
Tohoku Electric Power Co., Inc.	8,200	175,717
Tokyo Electric Power Co., Inc. (The)	14,100	343,984

Total Electric		1,561,890
Electrical Components & Equipment – 2.9%
Brother Industries Ltd.	5,400	56,002
Casio Computer Co., Ltd.	3,500	32,374
Fujikura Ltd.	7,000	26,440
Hitachi Cable Ltd.	11,000	36,886
Hitachi Ltd.	29,000	196,128
Mitsubishi Electric Corp.	14,000	91,122
Sharp Corp.	14,000	148,486
Stanley Electric Co., Ltd.	2,800	40,141
Sumitomo Electric Industries Ltd.	4,900	52,293
Toshiba Corp.	24,000	101,955
USHIO, INC.	2,800	45,337

Total Electrical Components & Equipment		827,164
Electronics – 2.8%
Advantest Corp.	1,400	28,748
Chiyoda Integre Co., Ltd.	500	6,254
Fanuc Ltd.	1,400	102,068
Hirose Electric Co., Ltd.	700	65,539
Hoya Corp.	5,600	108,662
IBIDEN Co., Ltd.	1,100	25,799
Keyence Corp.	200	39,184
Koa Corp.	2,200	11,853
Kyocera Corp.	2,100	155,872
Mabuchi Motor Co., Ltd.	900	40,352
MINEBEA Co., Ltd.	7,000	25,715
Mitsumi Electric Co., Ltd.	400	9,796
NEC Corp.	21,000	87,034
NGK Insulators Ltd.	2,000	23,737
Nihon Dempa Kogyo Co., Ltd.	100	1,680
Nippon Electric Glass Co., Ltd.	5,000	43,611
Sato Corp.	100	1,308
Shinko Shoji Co., Ltd.	600	4,097
Star Micronics Co., Ltd.	500	5,035
Tokyo Seimitsu Co., Ltd.	400	4,751
Yokogawa Electric Corp.	4,200	26,071

Total Electronics		817,166
Engineering & Construction – 0.9%
Chiyoda Corp.	2,000	14,242
JGC Corp.	4,000	62,318
Kajima Corp.	14,000	41,275
Obayashi Corp.	7,000	34,484

See Notes to Financial Statements.

52	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Total Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Shimizu Corp.	12,000	$55,725
Taihei Kogyo Co., Ltd.	5,000	12,622
Taisei Corp.	14,000	35,869
Tokyo Energy & Systems, Inc.	1,000	5,030

Total Engineering & Construction		261,565
Entertainment – 0.5%
Aeon Fantasy Co., Ltd.	500	3,796
Oriental Land Co., Ltd.	1,200	80,818
Toho Co., Ltd.	2,800	57,627

Total Entertainment		142,241
Environmental Control – 0.2%
Kurita Water Industries Ltd.	2,800	63,430
Food – 2.1%
Ajinomoto Co., Inc.	7,000	65,869
Kikkoman Corp.	5,000	66,971
Meiji Dairies Corp.	7,000	36,858
Meiji Seika Kaisha Ltd.	13,000	58,532
Nippon Meat Packers, Inc.	5,000	74,600
Nisshin Seifun Group, Inc.	4,500	59,554
Nissin Food Products Co., Ltd.	1,400	49,583
Starzen Co., Ltd.	27,000	59,257
Toyo Suisan Kaisha Ltd.	2,000	50,111
Yakult Honsha Co., Ltd.	1,600	49,282
Yamazaki Baking Co., Ltd.	4,000	47,812

Total Food		618,429
Forest Products & Paper – 0.7%
Chuetsu Pulp & Paper Co., Ltd.	50,000	82,890
Daio Paper Corp.	1,000	8,336
OJI Paper Co., Ltd.	21,000	104,243

Total Forest Products & Paper		195,469
Gas – 1.1%
Osaka Gas Co., Ltd.	30,000	102,294
Saibu Gas Co., Ltd.	18,000	39,844
TOHO Gas Co., Ltd.	8,000	43,856
Tokyo Gas Co., Ltd.	34,000	139,951

Total Gas		325,945
Hand/Machine Tools – 0.6%
Fuji Electric Holdings Co., Ltd.	14,000	32,968
Hitachi Koki Co., Ltd.	100	993
Makita Corp.	2,100	41,539
SMC Corp.	600	61,319
THK Co., Ltd.	2,100	31,906

Total Hand/Machine Tools		168,725
Healthcare-Products – 0.5%
Shimadzu Corp.	7,000	55,649
Terumo Corp.	1,400	71,870
TOPCON Corp.	800	5,139

Total Healthcare-Products		132,658
Home Builders – 0.7%
Daiwa House Industry Co., Ltd.	7,000	65,144

Investments	Shares	U.S. $ Value

Haseko Corp.	14,500	$9,970
Sekisui Chemical Co., Ltd.	7,000	40,946
Sekisui House, Ltd.	9,000	80,874
Token Corp.	330	10,475

Total Home Builders		207,409
Home Furnishings – 1.9%
Alpine Electronics, Inc.	200	1,878
Juki Corp.	4,000	6,594
Matsushita Electric Industrial Co., Ltd.	20,000	338,153
Sony Corp.	4,900	146,310
Yamaha Corp.	2,800	47,130

Total Home Furnishings		540,065
Housewares – 0.2%
TOTO Ltd.	7,000	50,704
Insurance – 1.9%
Aioi Insurance Co., Ltd.	8,000	38,355
Fuji Fire & Marine Insurance Co., Ltd. (The)	22,000	49,319
Millea Holdings, Inc.	3,700	130,344
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,845	126,398
Nipponkoa Insurance Co., Ltd.	5,000	27,128
Nissay Dowa General Insurance Co., Ltd.	8,000	43,103
Sompo Japan Insurance, Inc.	7,000	57,166
T&D Holdings, Inc.	1,350	69,430

Total Insurance		541,243
Internet – 0.5%
Matsui Securities Co., Ltd.	900	6,358
Trend Micro, Inc.	3,500	130,221
Yahoo Japan Corp.	27	8,571

Total Internet		145,150
Iron/Steel – 3.5%
Daido Steel Co., Ltd.	7,000	36,132
Godo Steel Ltd.	15,000	46,343
Hitachi Metals Ltd.	5,000	58,353
JFE Holdings, Inc.	8,400	251,608
Kobe Steel Ltd.	28,000	54,594
Nippon Steel Corp.	78,000	284,332
Nisshin Steel Co., Ltd.	21,000	39,561
Sumitomo Metal Industries Ltd.	68,000	203,042
Tokyo Steel Manufacturing Co., Ltd.	2,800	30,040

Total Iron/Steel		1,004,005
Leisure Time – 0.7%
Daikoku Denki Co., Ltd.	3,600	39,945
Daiwa Seiko, Inc.	5,000	6,264
Heiwa Corp.	1,800	13,903
Mars Engineering Corp.	800	16,955
Sankyo Co., Ltd.	1,200	60,246
Sega Sammy Holdings, Inc.	5,100	45,348
Yamaha Motor Co., Ltd.	2,100	28,029

Total Leisure Time		210,690
Machinery-Construction & Mining – 0.6%
Aichi Corp.	1,600	6,134

See Notes to Financial Statements.

WisdomTree International Dividend Funds	53

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Total Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Hitachi Construction Machinery Co., Ltd.	2,800	$66,594
Kato Works Co., Ltd.	1,000	2,279
Komatsu Ltd.	7,000	110,442

Total Machinery-Construction & Mining		185,449
Machinery-Diversified – 0.8%
Amada Co., Ltd.	7,000	37,385
Anest Iwata Corp.	1,000	3,438
CKD Corp.	1,500	6,386
Furukawa Co., Ltd.	5,000	6,876
IHI Corp.	6,000	9,156
Japan Steel Works Ltd. (The)	4,000	48,340
Kubota Corp.	14,000	85,452
Makino Milling Machine Co., Ltd.	2,000	7,743
Sumitomo Heavy Industries Ltd.	7,000	32,242

Total Machinery-Diversified		237,018
Media – 0.2%
Nippon Television Network Corp.	420	39,363
Tokyo Broadcasting System, Inc.	1,200	20,289

Total Media		59,652
Metal Fabricate/Hardware – 0.4%
Kitz Corp.	2,000	9,137
Mitsui High-Tec, Inc.	400	2,449
Nippon Steel Trading Co., Ltd.	5,000	10,550
NSK Ltd.	7,000	39,231
NTN Corp.	7,000	35,737
Ryobi Ltd.	4,000	10,587
Tocalo Co., Ltd.	200	2,272
Toho Zinc Co., Ltd.	1,000	2,647
Yamazen Corp.	2,300	6,759

Total Metal Fabricate/Hardware		119,369
Mining – 0.7%
Dowa Holdings Co., Ltd.	7,000	30,660
Mitsubishi Materials Corp.	14,000	42,990
Mitsui Mining & Smelting Co., Ltd.	12,000	27,467
Pacific Metals Co., Ltd.	4,000	28,258
Sumitomo Metal Mining Co., Ltd.	7,000	68,638

Total Mining		198,013
Miscellaneous Manufacturing – 1.3%
Bando Chemical Industries Ltd.	2,000	5,388
Fuji Photo Film Co., Ltd.	3,500	88,683
Kawasaki Heavy Industries Ltd.	21,000	43,122
Mitsubishi Heavy Industries Ltd.	28,000	117,627
Nikon Corp.	2,000	46,249
Olympus Corp.	2,000	57,081
Tamron Co., Ltd.	400	5,757

Total Miscellaneous Manufacturing		363,907
Office Furnishings – 0.1%
Kokuyo Co., Ltd.	3,500	27,033
Office/Business Equipment – 2.0%
Canon Inc.	12,200	438,977
Ricoh Co., Ltd.	7,000	95,408

Investments	Shares	U.S. $ Value

Seiko Epson Corp.	2,100	$47,770

Total Office/Business Equipment		582,155
Oil & Gas – 1.4%
Cosmo Oil Co., Ltd.	14,000	32,704
Nippon Mining Holdings, Inc.	8,500	33,547
Nippon Oil Corp.	21,000	103,848
Showa Shell Sekiyu K.K.	8,400	80,230
TonenGeneral Sekiyu K.K.	19,000	154,448

Total Oil & Gas		404,777
Packaging & Containers – 0.2%
Nihon Yamamura Glass Co., Ltd.	13,000	22,041
Toyo Seikan Kaisha Ltd.	2,800	42,146

Total Packaging & Containers		64,187
Pharmaceuticals – 7.1%
Astellas Pharma, Inc.	6,300	259,323
Chugai Pharmaceutical Co., Ltd.	5,600	89,777
Daiichi Sankyo Co., Ltd.	8,500	215,773
Dainippon Sumitomo Pharma Co., Ltd.	7,000	56,638
Eisai Co., Ltd.	4,900	188,772
Fuso Pharmaceutical Industries, Ltd.	2,000	5,840
Hisamitsu Pharmaceutical Co., Inc.	1,900	82,504
Kaken Pharmaceutical Co., Ltd.	2,000	15,561
Kyorin Co., Ltd.	2,000	23,228
Kyowa Hakko Kogyo Co., Ltd.	12,000	123,657
Mediceo Paltac Holdings Co., Ltd.	2,800	33,838
Mochida Pharmaceutical Co., Ltd.	1,000	10,201
Nippon Shinyaku Co., Ltd.	1,000	9,419
Sawai Pharmaceutical Co., Ltd.	200	7,837
Seikagaku Corp.	2,000	19,234
Shionogi & Co., Ltd.	2,000	40,032
SSP Co., Ltd.	2,000	9,702
Suzuken Co., Ltd.	1,500	45,354
Taisho Pharmaceutical Co., Ltd.	5,000	97,725
Takeda Pharmaceutical Co., Ltd.	12,600	623,086
Tanabe Seiyaku Co., Ltd.	5,000	68,620
Towa Pharmaceutical Co., Ltd.	400	14,280
Tsumura & Co.	200	5,049
ZERIA Pharmaceutical Co., Ltd.	1,000	9,692

Total Pharmaceuticals		2,055,142
Real Estate – 1.2%
Arnest One Corp.	6,700	20,574
Daikyo, Inc.	14,000	20,835
Daito Trust Construction Co., Ltd.	1,400	51,035
Iida Home Max	7,100	23,875
Leopalace21 Corp.	2,600	19,690
Mitsubishi Estate Co., Ltd.	2,000	37,866
Mitsui Fudosan Co., Ltd.	2,000	36,943
Nomura Real Estate Holdings, Inc.	600	13,818
Sankei Building Co., Ltd.	2,000	8,741
Sumitomo Real Estate Sales Co., Ltd.	390	10,561
Sumitomo Realty & Development Co., Ltd.	2,000	41,728
Tokyo Tatemono Co., Ltd.	7,000	32,110

See Notes to Financial Statements.

54	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Total Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Tokyu Community Corp.	100	$1,618
Tokyu Land Corp.	7,000	24,989
Tokyu Livable, Inc.	2,300	11,395

Total Real Estate		355,778
Retail – 3.7%
AEON Co., Ltd.	4,200	41,658
Belluna Co., Ltd.	1,650	7,305
Citizen Watch Co., Ltd.	5,600	38,137
FamilyMart Co., Ltd.	2,100	88,419
Fast Retailing Co., Ltd.	900	89,436
Isetan Mitsukoshi Holdings Ltd.	4,615	53,120
Izumi Co., Ltd.	3,000	41,539
J Front Retailing Co., Ltd.	8,600	48,523
Kojima Co., Ltd.	300	1,173
Konaka Co., Ltd.	700	2,895
Lawson, Inc.	2,100	96,529
Marui Co., Ltd.	4,200	30,858
Nitori Co., Ltd.	950	55,838
Point, Inc.	50	1,879
Right On Co., Ltd.	400	5,022
Seiko Holdings Corp.	2,000	6,480
Seven & I Holdings Co., Ltd.	8,600	242,612
Shimamura Co., Ltd.	700	46,023
Takashimaya Co., Ltd.	7,000	59,869
UNY Co., Ltd.	7,000	69,627
Yamada Denki Co., Ltd.	700	52,155

Total Retail		1,079,097
Semiconductors – 0.4%
Sanken Electric Co., Ltd.	1,000	4,097
Shinko Electric Industries Co., Ltd.	2,200	20,018
SUMCO Corp.	2,600	39,405
Tokyo Electron Ltd.	1,400	61,452

Total Semiconductors		124,972
Shipbuilding – 0.1%
Mitsui Engineering & Shipbuilding Co., Ltd.	21,000	38,374
Sasebo Heavy Industries Co., Ltd.	2,000	3,768

Total Shipbuilding		42,142
Software – 1.3%
Konami Corp.	1,900	46,621
Nomura Research Institute Ltd.	5,000	100,080
Oracle Corp. Japan	3,500	157,255
Square Enix Co., Ltd.	2,000	57,646

Total Software		361,602
Storage/Warehousing – 0.3%
Mitsubishi Logistics Corp.	7,000	86,968
Telecommunications – 8.0%
Hikari Tsushin, Inc.	1,300	27,123
KDDI Corp.	27	149,795
Nippon Telegraph & Telephone Corp.	183	808,430
NTT DoCoMo, Inc.	817	1,292,086

Investments	Shares	U.S. $ Value

SOFTBANK CORP.	2,036	$25,756

Total Telecommunications		2,303,190
Textiles – 0.5%
Kuraray Co., Ltd.	3,500	33,990
Mitsubishi Rayon Co., Ltd.	7,000	16,945
Nitto Boseki Co., Ltd.	6,000	12,603
Seiren Co., Ltd.	900	4,349
Teijin Ltd.	7,000	20,572
Toray Industries, Inc.	14,000	64,220

Total Textiles		152,679
Toys/Games/Hobbies – 0.0%
Namco Bandai Holdings, Inc.	400	4,314
Transportation – 2.7%
Hankyu Holdings, Inc.	14,000	63,957
Kawasaki Kisen Kaisha Ltd.	1,000	5,953
Keihin Electric Express Railway Co., Ltd.	6,000	38,996
Keio Corp.	6,000	31,875
Keisei Electric Railway Co., Ltd.	8,000	43,404
Kintetsu Corp.	14,000	48,528
Mitsui O.S.K. Lines Ltd.	6,000	49,960
Nagoya Railroad Co., Ltd.	13,000	36,858
Nippon Express Co., Ltd.	14,000	61,188
Nippon Yusen K.K.	23,000	144,717
Odakyu Electric Railway Co., Ltd.	6,000	44,082
Seino Holdings Corp.	6,000	27,919
Tobu Railway Co., Ltd.	14,000	67,386
Tokyu Corp.	7,000	32,836
Yamato Holdings Co., Ltd.	7,000	77,540

Total Transportation		775,199
TOTAL COMMON STOCKS (Cost: $37,903,943)		28,496,732
SHORT-TERM INVESTMENT – 0.4%
MONEY MARKET FUND – 0.4%
Columbia Cash Reserves Fund, 2.08%(a) (Cost: $104,220)	104,220	104,220
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND(b) – 0.0%
UBS Private Money Market Fund LLC, 3.01% (Cost: $5)(c)	5	5
TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $38,008,168)(d)		28,600,957
Foreign Currency and Other Assets in Excess of Liabilities – 1.0%		302,951

NET ASSETS – 100.0%		$28,903,908
(a)	Rate shown represents annualized 7-day yield as of September 30, 2008.

(b)	Interest rate shown reflects yield as of September 30, 2008.

(c)	At September 30, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $5.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	55

Schedule of Investments (unaudited)

WisdomTree Japan High-Yielding Equity Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.1%
Advertising – 0.3%
Asatsu-DK, Inc.	1,800	$50,779
Moshi Moshi Hotline, Inc.	1,500	38,784

Total Advertising		89,563
Agriculture – 0.2%
Hokuto Corp.	1,900	42,147
Nosan Corp.	4,000	8,402

Total Agriculture		50,549
Apparel – 0.7%
Daidoh Ltd.	4,000	39,034
Japan Wool Textile Co., Ltd. (The)	4,000	30,933
Onward Holdings Co., Ltd.	7,000	71,802
Sanei-International Co., Ltd.	700	7,596
Sanyo Shokai Ltd.	7,000	35,737

Total Apparel		185,102
Auto Manufacturers – 23.3%
Honda Motor Co., Ltd.	60,600	1,763,801
Kanto Auto Works Ltd.	3,000	35,916
Nissan Motor Co., Ltd.	250,700	1,645,909
Shinmaywa Industries Ltd.	7,000	20,572
Toyota Motor Corp.	66,400	2,739,434

Total Auto Manufacturers		6,205,632
Auto Parts & Equipment – 1.1%
Nifco, Inc.	2,100	36,139
Nissin Kogyo Co., Ltd.	2,700	34,613
Pacific Industrial Co., Ltd.	2,000	7,159
Riken Corp.	6,000	18,311
Sanoh Industrial Co., Ltd.	1,000	4,615
Showa Corp.	4,800	28,574
Sumitomo Rubber Industries, Inc.	8,700	75,556
Toyo Tire & Rubber Co., Ltd.	9,000	24,161
Yokohama Rubber Co., Ltd. (The)	13,000	68,695

Total Auto Parts & Equipment		297,823
Banks – 0.4%
Fukushima Bank Ltd. (The)	8,000	5,501
Hokuetsu Bank Ltd. (The)	13,000	26,449
Kiyo Holdings, Inc.	29,000	41,247
Tokyo Tomin Bank Ltd. (The)	1,700	27,094

Total Banks		100,291
Beverages – 0.2%
Ito En, Ltd.	3,400	43,523
Building Materials – 1.7%
Asahi Organic Chemicals Industry Co., Ltd.	4,000	10,550
Bunka Shutter Co., Ltd.	3,000	9,269
Central Glass Co., Ltd.	11,000	35,850
Cleanup Corp.	1,700	6,517
Daiken Corp.	6,000	10,568
JS Group Corp.	9,500	118,118
Okabe Co., Ltd.	1,900	7,141
Panasonic Electric Works Co., Ltd.	22,000	190,646

Investments	Shares	U.S. $ Value

Sanwa Holdings Corp.	13,000	$48,246
Takiron Co., Ltd.	3,000	8,336

Total Building Materials		445,241
Chemicals – 3.7%
ADEKA Corp.	4,500	27,933
Aica Kogyo Co., Ltd.	4,100	31,513
Asahi Kasei Corp.	44,000	181,943
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,000	8,901
Denki Kagaku Kogyo K.K.	17,000	43,555
Fujimi, Inc.	1,800	21,227
Koatsu Gas Kogyo Co., Ltd.	2,000	10,079
Mitsubishi Chemical Holdings Corp.	47,500	247,422
Mitsui Chemicals, Inc.	25,000	107,851
Nippon Chemical Industrial Co., Ltd.	2,000	4,013
Nippon Kayaku Co., Ltd.	9,000	53,153
NOF Corp.	9,000	29,586
Sakata INX Corp.	2,000	5,407
Sanyo Chemical Industries Ltd.	6,000	28,767
Sumitomo Bakelite Co., Ltd.	10,000	41,822
Sumitomo Seika Chemicals Co., Ltd.	2,000	5,934
T. Hasegawa Co., Ltd.	2,200	35,145
Taiyo Ink Manufacturing Co., Ltd.	1,900	33,055
Toyo Ink Manufacturing Co., Ltd.	15,000	43,517
Zeon Corp.	11,000	37,300

Total Chemicals		998,123
Commercial Services – 1.5%
Dai Nippon Printing Co., Ltd.	21,000	280,685
Kyodo Printing Co., Ltd.	3,000	7,630
Meitec Corp.	1,800	47,728
Nissin Corp.	3,000	7,093
Nomura Co., Ltd.	3,000	7,714
Park24 Co., Ltd.	10,000	55,103

Total Commercial Services		405,953
Computers – 0.2%
Hitachi Systems & Services Ltd.	1,500	19,710
Information Services International-Dentsu Ltd.	1,000	6,367
NEC Fielding Ltd.	3,200	30,142

Total Computers		56,219
Cosmetics/Personal Care – 0.2%
Mandom Corp.	1,400	36,924
Milbon Co., Ltd.	400	8,741

Total Cosmetics/Personal Care		45,665
Distribution/Wholesale – 2.7%
Ai Holdings Corp.	4,800	15,327
Doshisha Co., Ltd.	600	7,935
Hakuto Co., Ltd.	1,000	7,724
Inaba Denki Sangyo Co., Ltd.	1,400	31,187
Itochu Enex Co., Ltd.	4,600	29,334
Japan Pulp & Paper Co., Ltd.	9,000	29,247
Ryoden Trading Co., Ltd.	2,000	10,474
Ryoyo Electro Corp.	2,700	22,685

See Notes to Financial Statements.

56	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan High-Yielding Equity Fund

September 30, 2008

Investments	Shares	U.S. $ Value

San-Ai Oil Co., Ltd.	2,000	$6,311
Sankyo-Tateyama Holdings, Inc.	26,000	26,939
Sinanen Co., Ltd.	7,000	26,374
Sojitz Corp.	40,300	90,345
Sumitomo Corp.	41,800	378,372
Takachiho Electric Co., Ltd.	900	8,621
Trusco Nakayama Corp.	1,900	24,876

Total Distribution/Wholesale		715,751
Diversified Financial Services – 1.1%
Century Leasing System, Inc.	2,400	20,233
Ichiyoshi Securities Co., Ltd.	3,100	31,565
Kyokuto Securities Co., Ltd.	1,500	10,455
Okasan Holdings, Inc.	9,000	42,387
SFCG Co., Ltd.	480	21,205
Shinko Securities Co., Ltd.	32,000	86,808
Tokai Tokyo Securities Co., Ltd.	16,000	52,899
Tokyo Leasing Co., Ltd.	3,200	24,053
Toyo Securities Co., Ltd.	3,000	6,867

Total Diversified Financial Services		296,472
Electric – 12.8%
Chubu Electric Power Co., Inc.	24,400	571,130
Chugoku Electric Power Co., Inc. (The)	11,100	227,405
Hokkaido Electric Power Co., Inc.	8,400	174,069
Kansai Electric Power Co., Inc. (The)	32,500	719,399
Kyushu Electric Power Co., Inc.	17,100	354,354
Tohoku Electric Power Co., Inc.	18,100	387,863
Tokyo Electric Power Co., Inc. (The)	40,200	980,719

Total Electric		3,414,939
Electrical Components & Equipment – 0.3%
Fujikura Ltd.	11,000	41,548
Kyosan Electric Manufacturing Co., Ltd.	2,000	6,801
Nippon Signal Co., Ltd. (The)	4,400	19,065

Total Electrical Components & Equipment		67,414
Electronics – 2.6%
Chiyoda Integre Co., Ltd.	500	6,254
Cosel Co., Ltd.	2,700	23,626
Eizo Nanao Corp.	1,500	28,074
Hoya Corp.	14,400	279,413
Idec Corp.	3,300	33,570
Kaga Electronics Co., Ltd.	2,100	23,638
Koa Corp.	1,300	7,004
Nichicon Corp.	3,600	24,144
Nidec Copal Electronics Corp.	1,800	9,495
Nippon Chemi-Con Corp.	7,000	21,825
Optex Co., Ltd.	500	4,564
Ryosan Co., Ltd.	2,200	44,968
Sanshin Electronics Co., Ltd.	2,400	16,050
Sanyo Denki Co., Ltd.	2,000	5,595
Sato Corp.	2,100	27,475
Shinko Shoji Co., Ltd.	1,100	7,512
SMK Corp.	4,000	12,660
Sodick Co., Ltd.	4,600	14,645

Investments	Shares	U.S. $ Value

Star Micronics Co., Ltd.	2,800	$28,194
Sumida Corp.	600	5,019
Toyo Corp./Chuo-Ku	4,200	40,669
Yamatake Corp.	2,400	37,730

Total Electronics		702,124
Engineering & Construction – 0.5%
Airport Facilities Co., Ltd.	1,500	7,347
COMSYS Holdings Corp.	5,000	42,387
Nippon Koei Co., Ltd.	3,000	6,612
Nishimatsu Construction Co., Ltd.	15,000	33,486
Takasago Thermal Engineering Co., Ltd.	4,000	35,530
Tokyu Construction Co., Ltd.	7,010	20,865

Total Engineering & Construction		146,227
Entertainment – 0.5%
Avex Group Holdings, Inc.	3,000	26,082
Heiwa Corp.	9,200	71,059
Mars Engineering Corp.	1,700	36,029

Total Entertainment		133,170
Food – 0.3%
Fujicco Co., Ltd.	1,000	10,606
Kato Sangyo Co., Ltd.	1,100	12,941
Kyokuyo Co., Ltd.	3,000	4,832
Marudai Food Co., Ltd.	4,000	8,440
Morinaga & Co., Ltd.	17,000	31,225
Yokohama Reito Co., Ltd.	2,000	13,545

Total Food		81,589
Forest Products & Paper – 0.9%
Chuetsu Pulp & Paper Co., Ltd.	4,000	6,631
Hokuetsu Paper Mills Ltd.	10,000	43,235
OJI Paper Co., Ltd.	34,000	168,774
Pack Corp. (The)	600	7,291
Tokushu Tokai Holdings Co., Ltd.	14,000	25,319

Total Forest Products & Paper		251,250
Gas – 0.1%
Saibu Gas Co., Ltd.	17,000	37,630
Hand/Machine Tools – 0.1%
Asahi Diamond Industrial Co., Ltd.	3,000	17,153
Hitachi Tool Engineering Ltd.	700	6,501

Total Hand/Machine Tools		23,654
Healthcare-Products – 0.2%
As One Corp.	500	10,032
Nipro Corp.	3,000	50,440

Total Healthcare-Products		60,472
Home Builders – 1.0%
Mitsui Home Co., Ltd.	4,000	18,839
PanaHome Corp.	8,000	43,856
Sekisui House, Ltd.	21,000	188,706
Token Corp.	790	25,077

Total Home Builders		276,478

See Notes to Financial Statements.

WisdomTree International Dividend Funds	57

Schedule of Investments (unaudited) (continued)

WisdomTree Japan High-Yielding Equity Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Home Furnishings – 0.4%
Alpine Electronics, Inc.	3,200	$30,052
France Bed Holdings Co., Ltd.	18,000	22,380
Kenwood Corp.	27,000	20,091
Noritz Corp.	2,300	20,646
TOA Corp./Hyogo	1,000	5,171

Total Home Furnishings		98,340
Housewares – 0.2%
Sangetsu Co., Ltd.	2,800	46,656
Insurance – 0.2%
Fuji Fire & Marine Insurance Co., Ltd. (The)	19,000	42,594
Internet – 1.1%
Matsui Securities Co., Ltd.	11,400	80,535
Trend Micro, Inc.	6,000	223,237

Total Internet		303,772
Iron/Steel – 0.5%
Daido Metal Co., Ltd.	1,000	3,231
Kyoei Steel Ltd.	1,900	35,668
Mitsubishi Steel Manufacturing Co., Ltd.	6,000	17,068
Nippon Metal Industry Co., Ltd.	10,000	17,708
Topy Industries Ltd.	12,000	32,440
Yodogawa Steel Works Ltd.	9,000	39,505

Total Iron/Steel		145,620
Leisure Time – 0.4%
Daiwa Seiko, Inc.	5,000	6,264
Sega Sammy Holdings, Inc.	11,800	104,923

Total Leisure Time		111,187
Lodging – 0.1%
Resorttrust, Inc.	3,100	28,820
Machinery-Construction & Mining – 0.1%
Aichi Corp.	4,100	15,718
Machinery-Diversified – 1.0%
Aida Engineering Ltd.	5,000	20,252
Amada Co., Ltd.	14,000	74,771
CKD Corp.	4,300	18,307
Daifuku Co., Ltd.	5,000	30,566
Ebara Corp.	15,000	38,855
Furukawa Co., Ltd.	25,000	34,380
Juki Corp.	9,000	14,835
Max Co., Ltd.	3,000	29,953
Obara Corp.	700	5,809
Tsugami Corp.	2,000	4,860

Total Machinery-Diversified		272,588
Metal Fabricate/Hardware – 0.9%
Daiichi Jitsugyo Co., Ltd.	2,000	6,556
Furukawa-Sky Aluminum Corp.	11,000	23,209
Kitz Corp.	6,000	27,410
NTN Corp.	17,000	86,789
Oiles Corp.	2,040	24,442
Onoken Co., Ltd.	1,500	15,966

Investments	Shares	U.S. $ Value

Ryobi Ltd.	10,000	$26,468
Tocalo Co., Ltd.	500	5,680
Yamazen Corp.	5,900	17,339

Total Metal Fabricate/Hardware		233,859
Mining – 0.8%
Chuo Denki Kogyo Co., Ltd.	1,000	8,025
Dowa Holdings Co., Ltd.	10,000	43,800
Mitsui Mining & Smelting Co., Ltd.	29,000	66,378
Pacific Metals Co., Ltd.	12,000	84,774

Total Mining		202,977
Miscellaneous Manufacturing – 0.5%
Amano Corp.	4,500	35,307
Bando Chemical Industries Ltd.	3,000	8,082
Mitsuboshi Belting Co., Ltd.	5,739	27,029
Nippon Valqua Industries Ltd.	4,000	9,457
Sekisui Plastics Co., Ltd.	3,000	7,460
Shin-Etsu Polymer Co., Ltd.	3,900	18,772
Tamron Co., Ltd.	1,300	18,711

Total Miscellaneous Manufacturing		124,818
Oil & Gas – 3.1%
Cosmo Oil Co., Ltd.	29,000	67,744
Nippon Mining Holdings, Inc.	30,000	118,401
Nippon Oil Corp.	53,000	262,091
Showa Shell Sekiyu K.K.	16,100	153,774
TonenGeneral Sekiyu K.K.	28,000	227,608

Total Oil & Gas		829,618
Packaging & Containers – 0.0%
Nihon Yamamura Glass Co., Ltd.	4,000	6,782
Pharmaceuticals – 15.0%
Astellas Pharma, Inc.	17,400	716,225
Daiichi Sankyo Co., Ltd.	26,200	665,087
Eisai Co., Ltd.	14,400	554,759
Kaken Pharmaceutical Co., Ltd.	5,000	38,902
Kyorin Co., Ltd.	4,000	46,456
Seikagaku Corp.	2,900	27,890
SSP Co., Ltd.	7,000	33,957
Takeda Pharmaceutical Co., Ltd.	38,900	1,923,656

Total Pharmaceuticals		4,006,932
Real Estate – 0.7%
Arnest One Corp.	9,400	28,865
Daikyo, Inc.	17,000	25,300
Leopalace21 Corp.	7,800	59,070
Sumitomo Real Estate Sales Co., Ltd.	1,250	33,851
Tokyu Community Corp.	1,000	16,182
Tokyu Livable, Inc.	4,200	20,809

Total Real Estate		184,077
Retail – 2.8%
Arcs Co., Ltd.	2,075	25,409
Best Denki Co., Ltd.	5,000	18,603
Chiyoda Co., Ltd.	2,000	26,826
Circle K Sunkus Co., Ltd.	3,010	49,701

See Notes to Financial Statements.

58	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan High-Yielding Equity Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Gulliver International Co., Ltd.	900	$15,369
Honeys Co., Ltd.	1,180	5,313
Keiyo Co., Ltd.	1,700	8,567
Lawson, Inc.	4,500	206,848
Marui Co., Ltd.	15,100	110,941
Paris Miki, Inc.	3,300	27,758
Plenus Co., Ltd.	2,500	30,707
Point, Inc.	1,290	48,482
Right On Co., Ltd.	2,900	36,412
Seiko Holdings Corp.	8,000	25,922
Senshukai Co., Ltd.	1,400	9,165
United Arrows Ltd.	4,400	32,949
USS Co., Ltd.	1,120	71,104

Total Retail		750,076
Semiconductors – 0.2%
Epson Toyocom Corp.	10,000	26,091
Sanken Electric Co., Ltd.	5,000	20,487

Total Semiconductors		46,578
Software – 1.6%
Koei Co., Ltd.	4,000	51,203
NEC Mobiling Ltd.	600	7,714
Oracle Corp. Japan	7,900	354,948

Total Software		413,865
Telecommunications – 9.8%
Denki Kogyo Co., Ltd.	9,000	49,593
NTT DoCoMo, Inc.	1,603	2,535,145
Uniden Corp.	7,000	26,572

Total Telecommunications		2,611,310
Textiles – 0.4%
Japan Vilene Co., Ltd.	2,000	7,328
Mitsubishi Rayon Co., Ltd.	28,000	67,781
Toyobo Co., Ltd.	25,000	40,974

Total Textiles		116,083
Transportation – 1.7%
Inui Steamship Co., Ltd.	1,800	17,328
Japan Transcity Corp.	2,000	7,215
Kawasaki Kisen Kaisha Ltd.	22,000	130,966
Nippon Yusen K.K.	41,000	257,976
Shinwa Kaiun Kaisha, Ltd.	7,000	27,033

Total Transportation		440,518
TOTAL COMMON STOCKS (Cost: $33,470,748)		26,163,642

Investments	Shares	U.S. $ Value

SHORT-TERM INVESTMENT – 0.5%
MONEY MARKET FUND – 0.5%
Columbia Cash Reserves Fund, 2.08%(a) (Cost: $140,187)	140,187	$140,187
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND(b) – 0.0%
UBS Private Money Market Fund LLC, 3.01% (Cost: $1)(c)	1	1
TOTAL INVESTMENTS IN SECURITIES – 98.6% (Cost: $33,610,936)(d)		26,303,830
Foreign Currency and Other Assets in Excess of Liabilities – 1.4%		365,316

NET ASSETS – 100.0%		$26,669,146
(a)	Rate shown represents annualized 7-day yield as of September 30, 2008.

(b)	Interest rate shown reflects yields as of September 30, 2008.

(c)	At September 30, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $1.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	59

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.6%
Advertising – 0.5%
Asatsu-DK, Inc.	7,600	$214,402
Moshi Moshi Hotline, Inc.	5,800	149,965

Total Advertising		364,367
Agriculture – 0.5%
Hokuto Corp.	11,900	263,971
Nosan Corp.	34,000	71,417
Sakata Seed Corp.	3,900	57,197

Total Agriculture		392,585
Apparel – 2.6%
Daidoh Ltd.	12,900	125,883
Gunze Ltd.	41,000	158,338
Japan Wool Textile Co., Ltd. (The)	19,000	146,932
Onward Holdings Co., Ltd.	51,000	523,139
Sanei-International Co., Ltd.	5,100	55,340
Sanyo Shokai Ltd.	50,000	255,263
Tokyo Style Co., Ltd.	21,000	175,453
Wacoal Holdings Corp.	34,000	372,458

Total Apparel		1,812,806
Auto Manufacturers – 0.7%
Kanto Auto Works Ltd.	18,200	217,889
Nissan Shatai Co., Ltd.	33,000	216,342
Shinmaywa Industries Ltd.	25,000	73,471

Total Auto Manufacturers		507,702
Auto Parts & Equipment – 4.1%
Aisan Industry Co., Ltd.	11,400	67,972
Akebono Brake Industry Co., Ltd.	13,900	81,568
Calsonic Kansei Corp.	43,000	119,079
Eagle Industry Co., Ltd.	8,000	33,382
Exedy Corp.	5,700	104,642
FCC Co., Ltd.	8,900	115,353
Futaba Industrial Co., Ltd.	10,900	133,574
Kayaba Industry Co., Ltd.	57,000	154,090
Keihin Corp.	13,300	150,708
Musashi Seimitsu Industry Co., Ltd.	5,700	98,951
Nifco, Inc.	17,700	304,599
Nissin Kogyo Co., Ltd.	14,900	191,013
Press Kogyo Co., Ltd.	19,000	50,648
Riken Corp.	32,000	97,659
Sanden Corp.	43,000	142,166
Showa Corp.	23,600	140,491
Takata Corp.	12,600	169,124
Teikoku Piston Ring Co., Ltd.	6,000	30,123
Toyo Tire & Rubber Co., Ltd.	72,000	193,284
TS Tech Co., Ltd.	8,300	78,415
Yokohama Rubber Co., Ltd. (The)	79,000	417,453

Total Auto Parts & Equipment		2,874,294
Banks – 6.8%
Akita Bank Ltd. (The)	32,000	120,567
Aomori Bank Ltd. (The)	31,000	115,923
Awa Bank Ltd. (The)	27,000	154,373

Investments	Shares	U.S. $ Value

Bank of Ikeda Ltd. (The)	1,000	$39,561
Bank of Iwate Ltd. (The)	1,800	105,798
Bank of Nagoya Ltd. (The)	24,000	129,308
Bank of Okinawa Ltd. (The)	4,100	143,277
Bank of Saga Ltd. (The)	38,000	107,738
Chukyo Bank Ltd. (The)	53,000	143,277
Daisan Bank Ltd. (The)	27,000	89,521
Daishi Bank Ltd. (The)	59,000	228,409
Ehime Bank Ltd. (The)	38,000	105,590
Eighteenth Bank Ltd. (The)	23,000	58,711
Fukui Bank Ltd. (The)	51,000	144,596
Higo Bank Ltd. (The)	27,000	152,338
Hokkoku Bank Ltd. (The)	48,000	177,686
Hokuetsu Bank Ltd. (The)	88,000	179,042
Hyakugo Bank Ltd. (The)	31,000	172,279
Hyakujushi Bank Ltd. (The)	37,000	203,184
Juroku Bank Ltd. (The)	21,000	78,331
Kagoshima Bank Ltd. (The)	19,000	128,319
Kanto Tsukuba Bank Ltd. (The)	9,200	40,209
Keiyo Bank Ltd. (The)	36,000	168,530
Kiyo Holdings, Inc.	195,000	277,350
Michinoku Bank Ltd. (The)	25,000	51,806
Mie Bank Ltd. (The)	21,000	83,672
Miyazaki Bank Ltd. (The)	22,000	64,654
Musashino Bank Ltd. (The)	5,300	150,266
Ogaki Kyoritsu Bank Ltd. (The)	36,000	187,859
Oita Bank Ltd. (The)	17,000	87,430
San-In Godo Bank Ltd. (The)	17,000	130,184
Shiga Bank Ltd. (The)	25,000	155,654
Shikoku Bank Ltd. (The)	36,000	112,579
Tochigi Bank Ltd. (The)	16,000	83,794
Toho Bank Ltd. (The)	32,000	122,978
Tokyo Tomin Bank Ltd. (The)	7,600	121,125
Yamagata Bank Ltd. (The)	17,000	94,476
Yamanashi Chuo Bank Ltd. (The)	20,000	97,396

Total Banks		4,807,790
Beverages – 1.1%
Ito En, Ltd.	15,900	203,533
Kagome Co., Ltd.	11,100	171,783
Mercian Corp.	38,000	73,018
Mikuni Coca-Cola Bottling Co., Ltd.	5,200	45,111
Takara Holdings, Inc.	40,000	275,797

Total Beverages		769,242
Building Materials – 2.5%
Asahi Organic Chemicals Industry Co., Ltd.	25,000	65,935
Bunka Shutter Co., Ltd.	21,000	64,880
Central Glass Co., Ltd.	57,000	185,767
Chofu Seisakusho Co., Ltd.	7,200	140,385
Cleanup Corp.	15,200	58,272
Daiken Corp.	40,000	70,456
Fujitec Co., Ltd.	21,000	101,474
Nice Corp.	21,000	37,583
Nichiha Corp.	5,700	39,408

See Notes to Financial Statements.

60	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Rinnai Corp.	7,600	$305,676
Sanwa Holdings Corp.	109,000	404,522
Sumitomo Osaka Cement Co., Ltd.	82,000	129,760
Takara Standard Co., Ltd.	38,000	178,609

Total Building Materials		1,782,727
Chemicals – 6.5%
ADEKA Corp.	19,000	117,939
Aica Kogyo Co., Ltd.	18,800	144,500
Chugoku Marine Paints Ltd.	12,000	68,949
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	22,000	65,276
Denki Kagaku Kogyo K.K.	115,000	294,636
Fujimi, Inc.	7,200	84,909
Gun-Ei Chemical Industry Co., Ltd.	22,000	42,895
Kansai Paint Co., Ltd.	58,000	353,469
Koatsu Gas Kogyo Co., Ltd.	19,000	95,747
Lintec Corp.	9,100	145,717
Nihon Parkerizing Co., Ltd.	15,000	166,156
Nippon Chemical Industrial Co., Ltd.	54,000	108,341
Nippon Kayaku Co., Ltd.	72,000	425,225
Nippon Paint Co., Ltd.	73,000	292,921
Nippon Shokubai Co., Ltd.	33,000	207,950
Nippon Soda Co., Ltd.	20,000	78,934
NOF Corp.	51,000	167,654
Sakata INX Corp.	25,000	67,583
Sanyo Chemical Industries Ltd.	35,000	167,805
Sumitomo Bakelite Co., Ltd.	43,000	179,833
Sumitomo Seika Chemicals Co., Ltd.	19,000	56,375
T. Hasegawa Co., Ltd.	8,300	132,594
Taiyo Ink Manufacturing Co., Ltd.	8,600	149,618
Takasago International Corp.	25,000	118,683
Toagosei Co., Ltd.	76,000	189,705
Tokuyama Corp.	18,000	101,389
Tokyo Ohka Kogyo Co., Ltd.	7,600	118,046
Toyo Ink Manufacturing Co., Ltd.	90,000	261,103
Zeon Corp.	55,000	186,502

Total Chemicals		4,590,454
Commercial Services – 2.5%
Duskin Co., Ltd.	7,400	106,088
Kanamoto Co., Ltd.	15,000	60,331
Kyodo Printing Co., Ltd.	53,000	134,790
Meitec Corp.	14,700	389,775
Nichii Gakkan Co.	5,700	67,381
Nomura Co., Ltd.	23,000	59,144
Park24 Co., Ltd.	58,300	321,250
Sohgo Security Services Co., Ltd.	25,200	263,951
TKC Corp.	5,000	78,180
Toppan Forms Co., Ltd.	30,500	300,791

Total Commercial Services		1,781,681
Computers – 1.8%
CSK Holdings Corp.	12,100	174,380
Hitachi Information Systems Ltd.	9,900	183,891
Hitachi Maxell Ltd.	22,000	231,885

Investments	Shares	U.S. $ Value

Hitachi Systems & Services Ltd.	5,600	$73,584
Information Services International-Dentsu Ltd.	9,500	60,491
NEC Fielding Ltd.	19,600	184,618
NS Solutions Corp.	8,100	114,826
Obic Co., Ltd.	1,300	209,513
Roland DG Corp.	3,800	67,721

Total Computers		1,300,909
Cosmetics/Personal Care – 1.7%
Aderans Co., Ltd.	12,000	188,424
Fancl Corp.	11,000	131,588
KOSE Corp.	9,000	247,115
Lion Corp.	72,000	381,143
Mandom Corp.	9,500	250,553

Total Cosmetics/Personal Care		1,198,823
Distribution/Wholesale – 3.4%
Advan Co., Ltd.	9,500	51,274
Ai Holdings Corp.	15,500	49,494
Doshisha Co., Ltd.	3,800	50,254
Fuji Electronics Co., Ltd.	9,600	71,165
Hakuto Co., Ltd.	15,700	121,264
Hanwa Co., Ltd.	58,000	195,582
Inaba Denki Sangyo Co., Ltd.	7,600	169,303
Itochu Enex Co., Ltd.	31,700	202,147
Iwatani Corp.	43,000	99,232
Japan Pulp & Paper Co., Ltd.	40,000	129,986
JFE Shoji Holdings, Inc.	20,000	68,573
Matsuda Sangyo Co., Ltd.	2,740	44,236
Mitsuuroko Co., Ltd.	20,300	119,316
Nagase & Co., Ltd.	17,000	155,805
Ryoden Trading Co., Ltd.	31,000	162,351
Ryoshoku Ltd.	5,400	87,486
Ryoyo Electro Corp.	15,600	131,071
San-Ai Oil Co., Ltd.	22,000	69,420
Sankyo Seiko Co., Ltd.	20,300	33,844
Sankyo-Tateyama Holdings, Inc.	114,000	118,118
Satori Electric Co., Ltd.	10,100	47,948
Sinanen Co., Ltd.	25,000	94,193
Trusco Nakayama Corp.	9,500	124,382

Total Distribution/Wholesale		2,396,444
Diversified Financial Services – 2.1%
Century Leasing System, Inc.	17,200	145,001
Ichiyoshi Securities Co., Ltd.	14,800	150,698
Kyokuto Securities Co., Ltd.	13,700	95,493
Mizuho Investors Securities Co. Ltd.	62,000	49,640
Okasan Holdings, Inc.	73,000	343,804
SFCG Co., Ltd.	2,030	89,678
Tokai Tokyo Securities Co., Ltd.	126,000	416,578
Tokyo Leasing Co., Ltd.	14,700	110,494
Toyo Securities Co., Ltd.	32,000	73,244

Total Diversified Financial Services		1,474,630
Electric – 0.1%
Okinawa Electric Power Co., Inc. (The)	1,300	61,593

See Notes to Financial Statements.

WisdomTree International Dividend Funds	61

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Electrical Components & Equipment – 1.4%
Fujikura Ltd.	56,000	$211,520
GS Yuasa Corp.	22,000	76,466
Hitachi Cable Ltd.	82,000	274,968
Nippon Signal Co., Ltd. (The)	13,900	60,227
Shinko Electric Co., Ltd.	17,000	51,882
Toshiba TEC Corp.	74,000	285,781

Total Electrical Components & Equipment		960,844
Electronics – 5.0%
Alps Electric Co., Ltd.	28,000	214,421
Anritsu Corp.	21,000	56,770
Chiyoda Integre Co., Ltd.	4,200	52,537
Cosel Co., Ltd.	8,900	77,880
Dainippon Screen Manufacturing Co., Ltd.	55,000	174,587
Eizo Nanao Corp.	7,000	131,013
Horiba Ltd.	5,300	117,817
Idec Corp.	13,100	133,264
Kaga Electronics Co., Ltd.	8,000	90,049
Koa Corp.	9,700	52,262
Kuroda Electric Co., Ltd.	5,700	52,133
Japan Aviation Electronics Industry Ltd.	14,000	64,089
Nichicon Corp.	16,400	109,987
Nidec Copal Corp.	13,300	148,077
Nidec Copal Electronics Corp.	11,500	60,660
Nihon Dempa Kogyo Co., Ltd.	4,200	70,577
Nippon Chemi-Con Corp.	34,000	106,005
Nitto Kogyo Corp.	9,500	69,081
Osaki Electric Co., Ltd.	8,000	34,286
Ryosan Co., Ltd.	17,900	365,874
Sanshin Electronics Co., Ltd.	9,500	63,533
Sanyo Denki Co., Ltd.	16,000	44,761
Sato Corp.	7,300	95,509
Shinko Shoji Co., Ltd.	9,900	67,607
SMK Corp.	19,000	60,133
Sodick Co., Ltd.	17,500	55,715
Star Micronics Co., Ltd.	16,900	170,170
Sumida Corp.	5,700	47,677
Taiyo Yuden Co., Ltd.	7,000	66,990
Tokyo Seimitsu Co., Ltd.	6,500	77,205
Toyo Corp./Chuo-Ku	21,200	205,280
ULVAC, Inc.	5,200	142,533
Yamatake Corp.	16,400	257,821

Total Electronics		3,536,303
Engineering & Construction – 5.2%
Asunaro Aoki Construction Co., Ltd.	15,000	64,569
COMSYS Holdings Corp.	24,000	203,457
Japan Airport Terminal Co., Ltd.	12,000	119,361
Kandenko Co., Ltd.	42,000	237,366
Kyowa Exeo Corp.	20,000	178,402
Kyudenko Corp.	21,000	120,661
Maeda Corp.	43,000	130,825
Maeda Road Construction Co., Ltd.	24,000	153,497
NEC Networks & System Integration Corp.	7,600	94,996

Investments	Shares	U.S. $ Value

Nippo Corp.	19,000	$105,590
Nippon Densetsu Kogyo Co., Ltd.	19,000	156,059
Nippon Koei Co., Ltd.	22,000	48,491
Nishimatsu Construction Co., Ltd.	100,000	223,237
Okumura Corp.	60,000	224,933
Sanki Engineering Co., Ltd.	19,000	129,035
Shinko Plantech Co Ltd	5,600	43,675
Taihei Kogyo Co., Ltd.	23,000	58,061
Taikisha Ltd.	15,100	195,284
Takasago Thermal Engineering Co., Ltd.	23,000	204,295
Toda Corp.	76,000	299,947
Toenec Corp.	17,000	85,669
Tokyu Construction Co., Ltd.	25,890	77,062
Toshiba Plant Systems & Services Corp.	27,000	247,962
Toyo Engineering Corp.	21,000	85,848
Tsukishima Kikai Co., Ltd.	14,000	106,683
Yurtec Corp.	22,000	90,143

Total Engineering & Construction		3,685,108
Entertainment – 1.2%
Aeon Fantasy Co., Ltd.	6,100	46,311
Avex Group Holdings, Inc.	15,400	133,888
Heiwa Corp.	51,100	394,688
Mars Engineering Corp.	4,600	97,490
Toei Co., Ltd.	19,000	89,841
Tokyotokeiba Co., Ltd.	38,000	57,269

Total Entertainment		819,487
Environmental Control – 0.2%
Asahi Pretec Corp.	5,700	108,185
Food – 5.2%
Ariake Japan Co., Ltd.	6,000	97,490
Ezaki Glico Co., Ltd.	18,000	168,700
Fuji Oil Co., Ltd.	20,600	232,069
House Foods Corp.	21,600	314,951
Itoham Foods, Inc.	24,000	110,545
J-Oil Mills, Inc.	24,000	102,633
Kato Sangyo Co., Ltd.	9,500	111,765
Maruha Group, Inc.	60,000	97,207
Meiji Dairies Corp.	42,000	221,146
Meiji Seika Kaisha Ltd.	85,000	382,706
Mitsui Sugar Co., Ltd.	16,000	58,776
Morinaga & Co., Ltd.	79,000	145,104
Morinaga Milk Industry Co., Ltd.	70,000	197,805
Nichirei Corp.	55,000	285,970
Nippon Beet Sugar Manufacturing Co., Ltd.	17,000	33,947
Nippon Flour Mills Co., Ltd.	15,000	73,753
Nippon Suisan Kaisha Ltd.	58,300	211,421
Nisshin Oillio Group Ltd. (The)	33,000	174,069
QP Corp.	33,900	313,886
Showa Sangyo Co., Ltd.	59,000	143,936
Starzen Co., Ltd.	53,000	116,319
Yokohama Reito Co., Ltd.	16,000	108,360

Total Food		3,702,558

See Notes to Financial Statements.

62	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Forest Products & Paper – 0.9%
Chuetsu Pulp & Paper Co., Ltd.	40,000	$66,312
Daio Paper Corp.	33,000	275,091
Hokuetsu Paper Mills Ltd.	59,000	255,084
Mitsubishi Paper Mills Ltd.	35,000	72,858

Total Forest Products & Paper		669,345
Gas – 0.4%
Saibu Gas Co., Ltd.	132,000	292,187
Hand/Machine Tools – 1.3%
Asahi Diamond Industrial Co., Ltd.	19,000	108,633
Disco Corp.	5,600	160,354
Hitachi Koki Co., Ltd.	26,900	267,062
Hitachi Tool Engineering Ltd.	5,000	46,437
Meidensha Corp.	38,000	100,579
OSG Corp.	20,600	171,529
Union Tool Co.	2,100	48,561

Total Hand/Machine Tools		903,155
Healthcare-Products – 1.7%
Hogy Medical Co., Ltd.	2,300	104,206
Nihon Kohden Corp.	12,000	219,733
Nipro Corp.	25,024	420,739
Paramount Bed Co., Ltd.	11,900	156,926
Sysmex Corp.	4,200	184,750
TOPCON Corp.	14,600	93,790

Total Healthcare-Products		1,180,144
Home Builders – 0.7%
Mitsui Home Co., Ltd.	19,000	89,483
PanaHome Corp.	52,000	285,066
Token Corp.	3,040	96,499

Total Home Builders		471,048
Home Furnishings – 1.3%
Alpine Electronics, Inc.	16,400	154,013
Canon Electronics, Inc.	9,400	146,890
France Bed Holdings Co., Ltd.	82,000	101,955
Kenwood Corp.	70,000	52,089
Nidec Sankyo Corp.	42,000	197,805
Noritz Corp.	12,900	115,798
TOA Corp. Hyogo	27,000	139,622

Total Home Furnishings		908,172
Housewares – 0.6%
Noritake Co., Ltd.	38,000	122,055
Sangetsu Co., Ltd.	20,300	338,254

Total Housewares		460,309
Insurance – 0.4%
Fuji Fire & Marine Insurance Co., Ltd. (The)	131,000	293,675
Internet – 0.9%
Matsui Securities Co., Ltd.	86,300	609,664
Iron/Steel – 2.2%
Aichi Steel Corp.	34,000	136,429
Godo Steel Ltd.	36,000	111,223

Investments	Shares	U.S. $ Value

Kyoei Steel Ltd.	8,500	$159,568
Mitsubishi Steel Manufacturing Co., Ltd.	22,000	62,582
Nakayama Steel Works Ltd.	43,000	136,495
Nippon Metal Industry Co., Ltd.	79,000	139,895
Nippon Yakin Kogyo Co., Ltd.	16,500	59,214
Sanyo Special Steel Co., Ltd.	53,000	268,582
Topy Industries Ltd.	45,000	121,650
Yodogawa Steel Works Ltd.	76,000	333,595

Total Iron/Steel		1,529,233
Leisure Time – 0.4%
Daikoku Denki Co., Ltd.	4,000	44,384
HIS Co., Ltd.	4,400	49,941
Mizuno Corp.	33,000	154,175

Total Leisure Time		248,500
Lodging – 0.2%
RESORTTRUST, Inc.	14,960	139,081
Machinery-Construction & Mining – 0.3%
Aichi Corp.	20,900	80,123
Kato Works Co., Ltd.	13,000	29,633
Tadano Ltd.	19,000	114,539

Total Machinery-Construction & Mining		224,295
Machinery-Diversified – 3.4%
Aida Engineering Ltd.	19,000	76,956
Anest Iwata Corp.	18,000	61,885
CKD Corp.	18,900	80,467
Daifuku Co., Ltd.	27,000	165,054
Daihen Corp.	20,000	69,326
Ebara Corp.	76,000	196,863
Furukawa Co., Ltd.	133,000	182,904
Hisaka Works Ltd.	3,000	51,288
JUKI Corp.	32,000	52,748
Komori Corp.	15,600	206,158
Makino Milling Machine Co., Ltd.	24,000	92,912
Max Co., Ltd.	17,000	169,736
Miura Co., Ltd.	10,000	215,231
Nabtesco Corp.	17,000	133,867
Nippon Thompson Co., Ltd.	15,000	62,026
Nitto Kohki Co., Ltd.	5,700	99,702
Obara Corp.	5,400	44,811
OKUMA Corp.	21,000	118,288
Organo Corp.	5,000	32,968
Sintogokio Ltd.	7,000	42,792
Tokyo Kikai Seisakusho Ltd.	22,000	43,517
Toshiba Machine Co., Ltd.	22,000	74,394
Tsubakimoto Chain Co.	35,000	136,156

Total Machinery-Diversified		2,410,049
Metal Fabricate/Hardware – 1.6%
Furukawa-Sky Aluminum Corp.	50,000	105,496
Kitz Corp.	33,000	150,756
MISUMI Group, Inc.	10,800	184,129
Nachi-Fujikoshi Corp.	43,000	110,978
Nippon Steel Trading Co., Ltd.	26,000	54,858

See Notes to Financial Statements.

WisdomTree International Dividend Funds	63

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Oiles Corp.	8,352	$100,068
Onoken Co., Ltd.	7,600	80,893
Ryobi Ltd.	44,000	116,460
Shinsho Corp.	17,000	37,150
Tocalo Co., Ltd.	5,100	57,934
Toho Zinc Co., Ltd.	25,000	66,171
Yamazen Corp.	27,200	79,936

Total Metal Fabricate/Hardware		1,144,829
Mining – 1.9%
Chuo Denki Kogyo Co., Ltd.	4,000	32,101
Mitsui Mining & Smelting Co., Ltd.	168,000	384,534
Nippon Denko Co., Ltd.	12,000	72,905
Nippon Light Metal Co., Ltd.	114,000	129,930
Pacific Metals Co., Ltd.	76,000	536,900
Sumitomo Light Metal Industries Ltd.	61,000	58,032
Toho Titanium Co., Ltd.	6,000	89,295

Total Mining		1,303,697
Miscellaneous Manufacturing – 1.8%
Amano Corp.	22,300	174,972
Bando Chemical Industries Ltd.	24,000	64,654
Kureha Corp.	51,000	273,820
Mitsuboshi Belting Co., Ltd.	19,000	89,483
Nikkiso Co., Ltd.	15,000	75,307
Nippon Valqua Industries Ltd.	24,000	56,742
Nitta Corp.	3,600	44,388
Okamoto Industries, Inc.	38,000	118,476
Sekisui Plastics Co., Ltd.	43,000	106,928
Shin-Etsu Polymer Co., Ltd.	13,600	65,460
Tamron Co., Ltd.	4,500	64,767
Tokai Rubber Industries, Inc.	13,900	141,664

Total Miscellaneous Manufacturing		1,276,661
Office Furnishings – 0.4%
Kokuyo Co., Ltd.	17,100	132,077
Okamura Corp.	19,000	120,087

Total Office Furnishings		252,164
Office/Business Equipment – 0.1%
Canon Finetech, Inc.	7,100	72,695
Oil & Gas – 0.1%
AOC Holdings, Inc.	8,400	65,197
Kanto Natural Gas Development Ltd.	7,000	38,110

Total Oil & Gas		103,307
Packaging & Containers – 0.6%
Fuji Seal International, Inc.	4,400	70,705
Nihon Yamamura Glass Co., Ltd.	38,000	64,428
Rengo Co., Ltd.	43,000	287,166

Total Packaging & Containers		422,299
Pharmaceuticals – 3.1%
Kaken Pharmaceutical Co., Ltd.	33,000	256,752
Kobayashi Pharmaceutical Co., Ltd.	5,700	172,345
Kyorin Co., Ltd.	27,000	313,579
Miraca Holdings, Inc.	13,100	251,721

Investments	Shares	U.S. $ Value

Mochida Pharmaceutical Co., Ltd.	21,000	$214,223
Nippon Shinyaku Co., Ltd.	14,000	131,870
Sawai Pharmaceutical Co., Ltd.	2,000	78,369
Seikagaku Corp.	14,900	143,295
SSP Co., Ltd.	44,000	213,441
Toho Pharmaceutical Co., Ltd.	5,400	75,635
Tsumura & Co.	7,063	178,296
ZERIA Pharmaceutical Co., Ltd.	14,000	135,694

Total Pharmaceuticals		2,165,220
Real Estate – 1.0%
Arnest One Corp.	42,900	131,733
Daikyo, Inc.	78,000	116,083
Iida Home Max	15,200	51,113
Sankei Building Co., Ltd. (The)	11,700	51,136
Sumitomo Real Estate Sales Co., Ltd.	7,600	205,811
Tokyu Livable, Inc.	24,500	121,387

Total Real Estate		677,263
Retail – 9.8%
ABC-Mart, Inc.	14,700	411,930
Alpen Co., Ltd.	11,200	210,359
AOKI Holdings, Inc.	7,600	76,741
Arcs Co., Ltd.	16,510	202,166
ASKUL Corp.	3,500	53,374
Belluna Co., Ltd.	8,400	37,187
Best Denki Co., Ltd.	46,000	171,149
Chiyoda Co., Ltd.	11,900	159,616
Circle K Sunkus Co. Ltd.	22,200	366,567
Culture Convenience Club Co., Ltd.	37,300	274,748
Don Quijote Co., Ltd.	5,900	104,479
EDION Corp.	37,300	247,695
Doutor Nichires Holdings Co., Ltd.	1,500	22,239
Gulliver International Co., Ltd.	4,170	71,212
H2O Retailing Group.	38,000	227,288
Heiwado Co., Ltd.	9,500	134,672
Honeys Co., Ltd.	9,610	43,268
Izumi Co., Ltd	9,100	126,002
Izumiya Co., Ltd.	20,000	107,945
K’s Holdings Corp.	6,500	116,818
Kasumi Co., Ltd.	20,000	107,757
Keiyo Co., Ltd.	11,400	57,448
Kisoji Co., Ltd.	7,600	147,111
Kojima Co., Ltd.	9,000	35,181
Komeri Co., Ltd.	7,600	212,255
Matsumotokiyoshi Holdings Co., Ltd.	9,500	178,788
Ministop Co., Ltd.	8,800	158,154
Nishimatsuya Chain Co., Ltd.	6,900	64,928
Parco Co., Ltd.	13,300	138,305
Paris Miki, Inc.	28,400	238,885
Plenus Co., Ltd.	21,400	262,851
Point, Inc.	6,810	255,940
Right On Co., Ltd.	12,700	159,460
Royal Holdings Co., Ltd.	11,900	105,364
Ryohin Keikaku Co., Ltd.	6,600	319,540

See Notes to Financial Statements.

64	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Saizeriya Co Ltd.	9,700	$104,615
Seiko Holdings Corp.	37,000	119,889
Senshukai Co., Ltd.	15,000	98,196
Shimachu Co., Ltd.	5,700	126,708
St.Marc Holdings Co., Ltd.	1,700	52,202
Sundrug Co., Ltd.	9,500	185,231
United Arrows Ltd.	19,700	147,520
UNY Co., Ltd.	27,000	268,563
Xebio Co., Ltd.	4,100	78,011
Zensho Co., Ltd.	22,800	99,649

Total Retail		6,888,006
Semiconductors – 0.7%
Epson Toyocom Corp.	46,000	120,021
Mimasu Semiconductor Industry Co., Ltd.	5,300	68,743
Sanken Electric Co., Ltd.	22,000	90,143
Shindengen Electric Manufacturing Co., Ltd.	16,000	33,156
Shinko Electric Industries Co., Ltd.	16,500	150,134

Total Semiconductors		462,197
Shipbuilding – 0.1%
Sasebo Heavy Industries Co., Ltd.	25,000	47,097
Software – 1.9%
FUJI SOFT, INC.	4,500	78,373
Hitachi Software Engineering Co., Ltd.	11,700	202,668
Jastec Co., Ltd.	12,000	61,376
Koei Co., Ltd.	26,000	332,823
NEC Mobiling Ltd.	5,700	73,287
Nihon Unisys Ltd.	8,000	96,755
NSD Co., Ltd.	10,700	85,769
Sorun Corp.	9,100	40,372
Sumisho Computer Systems Corp.	12,700	190,922
Trans Cosmos, Inc.	13,000	100,532
Zenrin Co., Ltd.	5,900	69,301

Total Software		1,332,178
Storage/Warehousing – 0.5%
Mitsui-Soko Co., Ltd.	33,000	146,093
Sumitomo Warehouse Co., Ltd. (The)	53,000	208,676

Total Storage/Warehousing		354,769
Telecommunications – 0.8%
Daimei Telecom Engineering Corp.	7,000	55,517
Denki Kogyo Co., Ltd.	43,000	236,943
Hitachi Kokusai Electric, Inc.	15,000	89,012
Uniden Corp.	55,000	208,779

Total Telecommunications		590,251
Textiles – 1.0%
Japan Vilene Co., Ltd.	25,000	91,603
Kurabo Industries Ltd.	61,000	105,148
Nitto Boseki Co., Ltd.	46,000	96,623
Seiren Co., Ltd.	7,700	37,207
Toyobo Co., Ltd.	203,000	332,708
Unitika Ltd.	78,000	65,389

Total Textiles		728,678

Investments	Shares	U.S. $ Value

Toys/Games/Hobbies – 0.2%
TOMY Co., Ltd.	20,600	$137,573
Transportation – 3.2%
Daiichi Chuo Kisen Kaisha	60,000	268,450
Fukuyama Transporting Co., Ltd.	32,000	119,060
Hitachi Transport System Ltd.	9,600	119,090
Iino Kaiun Kaisha, Ltd.	26,700	206,729
Inui Steamship Co., Ltd.	8,100	77,975
Keisei Electric Railway Co., Ltd.	41,000	222,446
Kintetsu World Express, Inc.	3,100	50,428
Nippon Konpo Unyu Soko Co., Ltd.	5,000	46,155
Nishi-Nippon Railroad Co., Ltd.	81,000	269,326
Sagami Railway Co., Ltd.	85,000	319,456
Sankyu, Inc.	37,000	129,647
Seino Holdings Corp.	36,000	167,513
Senko Co., Ltd.	14,000	48,924
Shinwa Kaiun Kaisha, Ltd.	42,000	162,200
Yusen Air & Sea Service Co., Ltd.	4,000	50,337

Total Transportation		2,257,736
TOTAL COMMON STOCKS (Cost: $93,852,906)		69,484,009
SHORT-TERM INVESTMENT – 0.3%
MONEY MARKET FUND – 0.3%
United States – 0.3%
Columbia Cash Reserves Fund, 2.08%(a) (Cost: $198,895)	198,895	198,895
TOTAL INVESTMENTS IN SECURITIES – 98.9% (Cost: $94,051,801)(b)		69,682,904
Foreign Currency and Other Assets in Excess of Liabilities – 1.1%		762,371

NET ASSETS – 100.0%		$70,445,275
(a)	Rate shown represents annualized 7-day yield as of September 30, 2008.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	65

Schedule of Investments (unaudited)

WisdomTree Pacific ex-Japan Total Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.5%
Australia – 61.3%
ABB Grain Ltd.	8,045	$50,196
ABC Learning Centres Ltd.	249,162	106,131
Adelaide Brighton Ltd.	63,294	154,272
Aevum Ltd	10,006	13,812
AGL Energy Ltd.	17,025	183,982
Alesco Corp., Ltd.	13,589	63,457
Alumina Ltd.	55,618	134,685
Amcor Ltd.	57,953	246,852
AMP Ltd.	158,855	874,628
APA Group	40,911	98,425
APN News & Media Ltd.	38,711	98,018
ARB Corp., Ltd.	8,193	25,010
Aristocrat Leisure Ltd.	27,159	138,393
ASX Ltd.	11,854	281,916
Austal Ltd.	14,367	26,972
Austbrokers Holdings Ltd.	28,319	96,054
Austereo Group Ltd.	10,071	12,671
Australia & New Zealand Banking Group Ltd.	192,485	2,846,855
Australian Agricultural Co., Ltd.	19,448	41,420
Australian Wealth Management Ltd.	48,404	46,008
Automotive Holdings Group	24,590	32,780
AWB Ltd.	27,791	60,942
AXA Asia Pacific Holdings Ltd.	79,816	316,683
Babcock & Brown Communities Ltd.	113,399	37,121
Babcock & Brown Infrastructure Group	178,173	46,379
Babcock & Brown Ltd.	35,217	54,031
Babcock & Brown Wind Partners Ltd.	36,031	29,842
Bank of Queensland Ltd.	14,956	155,134
Beach Petroleum Ltd.	22,452	16,028
Becton Property Group	52,276	21,442
Bendigo and Adelaide Bank Ltd.	23,776	217,552
BHP Billiton Ltd.	70,334	1,719,865
Billabong International Ltd.	13,881	150,006
BlueScope Steel Ltd.	51,693	298,476
Boom Logistics Ltd.	44,210	41,324
Boral Ltd.	36,977	178,505
Bradken Ltd.	3,216	22,070
Brambles Ltd.	54,792	332,794
Caltex Australia Ltd.	9,596	93,481
Centennial Coal Co., Ltd.	12,437	36,102
Challenger Financial Services Group Ltd.	64,622	121,828
Coca-Cola Amatil Ltd.	58,705	382,029
Cochlear Ltd.	3,792	177,374
Coffey International Ltd.	2,485	4,704
Commonwealth Bank of Australia	120,974	4,066,986
Computershare Ltd.	25,129	184,341
ConnectEast Group	69,060	44,397
Consolidated Media Holdings Ltd.	72,661	140,995
Corporate Express Australia Ltd.	31,713	121,324
Count Financial Ltd.	41,068	45,352
Crane Group Ltd.	203	1,758
Crown Ltd.	10,606	71,111

Investments	Shares	U.S. $ Value

CSL Ltd.	10,861	$319,555
CSR Ltd.	67,696	132,429
David Jones Ltd.	57,025	193,420
Downer EDI Ltd.	24,890	123,689
DUET Group	17,467	35,547
Emeco Holdings Ltd.	37,311	23,545
Energy Developments Ltd.	12,154	23,968
Energy Resources of Australia Ltd.	4,918	65,948
Envestra Ltd.	109,683	56,669
FairFax Media Ltd.	123,855	257,920
Felix Resources Ltd.	2,401	32,159
FKP Property Group	16,002	48,596
Fleetwood Corp., Ltd.	5,335	37,243
FlexiGroup Ltd.	165,251	61,265
Flight Centre Ltd.	4,589	68,740
Foster’s Group Ltd.	128,833	560,962
Futuris Corp., Ltd.	112,915	125,585
Galileo Japan Trust	102,887	22,724
Gloucester Coal Ltd.	1,543	11,258
Goodman Fielder Ltd.	130,351	142,921
GRD Ltd.	6,367	3,315
Great Southern Plantations Ltd.	16,366	5,357
GUD Holdings Ltd.	5,148	23,958
Gunns Ltd.	49,425	45,029
GWA International Ltd.	29,738	65,681
Harvey Norman Holdings Ltd.	49,491	120,629
Hastings Diversified Utilities Fund	24,149	45,526
Healthscope Ltd.	10,444	37,896
HFA Holdings Ltd.	41,985	20,864
Hills Industries Ltd.	31,403	105,523
Housewares International Ltd.	35,231	25,567
Incitec Pivot Ltd.*	22,606	90,406
Independence Group NL	1,898	3,997
Insurance Australia Group Ltd.	199,204	644,242
Invocare Ltd.	1,220	4,667
IOOF Holdings Ltd.	11,733	51,550
Iress Market Technology Ltd.	6,188	28,164
Leighton Holdings Ltd.	9,245	273,832
Lend Lease Corp., Ltd.	33,779	244,600
Lion Nathan Ltd.	35,665	260,789
MacArthur Coal Ltd.	1,125	9,406
Macmahon Holdings Ltd.	11,692	14,848
Macquarie Airports	187,302	398,909
Macquarie Communications Infrastructure Group	33,287	66,692
Macquarie Group Ltd.	27,050	789,471
Macquarie Infrastructure Group	53,298	97,116
Metcash Ltd.	46,179	144,611
Minara Resources Ltd.	56,102	72,133
Mincor Resources NL	3,999	3,943
Mitchell Communications Group	23,895	10,272
Monadelphous Group Ltd.	4,541	42,983
Mortgage Choice Ltd.	106,076	83,673
National Australia Bank Ltd.	169,169	3,237,269
Navitas Ltd.	28,740	51,008

See Notes to Financial Statements.

66	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Pacific ex-Japan Total Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

New Hope Corp. Ltd.	18,547	$62,908
Nufarm Ltd.	7,473	89,305
Oakton Ltd.	10,467	28,897
Octaviar Ltd.	78,603	61,382
OneSteel Ltd.	53,177	192,952
Orica Ltd.	12,654	209,112
Origin Energy Ltd.	22,733	288,881
Oxiana Ltd.	88,954	112,618
Pacific Brands Ltd.	88,566	134,832
Peet Ltd.	23,495	41,884
Perpetual Ltd.	4,649	171,622
Photon Group Ltd.	16,702	34,122
Primary Health Care Ltd.	31,498	127,955
Qantas Airways Ltd.	290,123	716,298
QBE Insurance Group Ltd.	55,766	1,165,688
Regional Express Holdings Ltd.	43,119	34,693
Reverse Corp., Ltd.	18,343	21,703
Rio Tinto Ltd.	7,862	524,031
Salmat Ltd.	18,740	45,677
Santos Ltd.	20,662	311,295
Seek Ltd.	21,634	87,202
Select Harvests Ltd.	1,412	5,792
Seven Network Ltd.	20,271	100,736
Sigma Pharmaceuticals Ltd.	129,903	122,449
Sims Group Ltd.	6,851	161,041
Sonic Healthcare Ltd.	14,022	144,893
SP AusNet	63,559	52,141
Spark Infrastructure Group	55,205	63,141
Specialty Fashion Group Ltd.	26,412	14,167
St.George Bank Ltd.	43,862	989,513
Straits Resources Ltd.	4,296	8,235
STW Communications Group Ltd.	42,997	38,834
Suncorp-Metway Ltd.	94,133	690,545
Sunland Group Ltd.	24,687	46,930
Super Cheap Auto Group Ltd.	3,173	6,182
TABCORP Holdings Ltd.	56,650	361,059
Tatts Group Ltd.	124,009	232,808
Telstra Corp., Ltd.	954,686	3,147,777
Ten Network Holdings Ltd.	66,282	83,653
Timbercorp Ltd.	69,460	33,696
Toll Holdings Ltd.	39,076	213,913
Tower Australia Group Ltd.	4,971	11,214
Transfield Services Ltd.	17,524	104,916
Transpacific Industries Group Ltd.	7,635	42,157
Transurban Group	109,125	480,314
Trinity Group	47,651	25,183
United Group Ltd.	14,417	144,881
UXC Ltd.	14,773	10,896
Vision Group Holdings Ltd.	8,478	7,891
Washington H. Soul Pattinson & Co., Ltd.	23,320	198,664
Wesfarmers Ltd.	26,676	599,278
Wesfarmers Ltd. Price Protected Shares	22,091	491,397
West Australian Newspapers Holdings Ltd.	21,354	151,596
Westpac Banking Corp.	166,465	2,820,489

Investments	Shares	U.S. $ Value

Westpac Office Trust	7,978	$2,234
WHK Group Ltd.	76,414	62,686
Woodside Petroleum Ltd.	17,395	699,780
Woolworths Ltd.	55,788	1,196,951
WorleyParsons Ltd.	4,476	106,979

Total Australia		42,368,650
Hong Kong – 22.4%
Bank of East Asia Ltd.	73,816	228,169
Beijing Enterprises Holdings Ltd.	15,004	56,040
BOC Hong Kong (Holdings) Ltd.	503,891	882,613
Cathay Pacific Airways Ltd.	125,000	210,900
Cheung Kong (Holdings) Ltd.	55,015	611,132
China Merchants Holdings (International) Co., Ltd.	34,009	106,876
China Mobile Ltd.	374,613	3,710,257
China Netcom Group Corp. Ltd.	178,004	393,865
China Overseas Land & Investment Ltd.	84,026	99,563
China Power International Development Ltd.	153,000	31,135
China Resources Enterprise, Ltd.	52,009	124,457
China Resources Power Holdings Co., Ltd.	54,017	115,348
China Travel International Investment Hong Kong Ltd.	106,052	23,630
China Unicom Ltd.	182,047	271,511
Chong Hing Bank Ltd.	22,000	39,668
CITIC Pacific Ltd.	96,026	275,796
CLP Holdings Ltd.	127,031	1,020,096
CNOOC Ltd.	1,034,140	1,178,740
Cross-Harbour Holdings Ltd.	4,000	3,235
Dah Sing Banking Group Ltd.	35,604	36,547
Dah Sing Financial Holdings Ltd.	11,600	48,406
Denway Motors Ltd.	240,052	74,820
Fubon Bank (Hong Kong) Ltd.	12,000	4,637
Guangdong Investment Ltd.	184,039	42,666
Guangzhou Investment Co., Ltd.	470,022	44,797
Hang Seng Bank Ltd.	76,627	1,424,108
Hong Kong & China Gas Co., Ltd. (The)	105,539	238,689
Hong Kong Aircraft Engineering Co., Ltd.	4,799	54,700
Hong Kong Exchanges and Clearing Ltd.	38,804	465,287
Hongkong & Shanghai Hotels Ltd. (The)	62,506	60,539
HongKong Electric Holdings Ltd.	114,025	712,257
Hopewell Holdings Ltd.	42,006	150,401
Hutchison Whampoa Ltd.	95,000	719,442
Industrial & Commercial Bank of China Ltd.	42,015	75,325
Lenovo Group Ltd.	252,000	108,728
MTR Corp.	100,030	291,806
New World Development Ltd.	96,022	104,501
Next Media Ltd.	268,000	65,582
PCCW Ltd.	283,054	116,658
Shanghai Industrial Holdings Ltd.	29,006	65,376
Shaw Brothers (Hong Kong) Ltd.	32,006	46,086
Shenzhen Investment Ltd.	296,000	43,079
Sino Land Co., Ltd.	130,022	142,341
Sun Hung Kai & Co., Ltd.	67,000	30,202
Sun Hung Kai Properties Ltd.	53,000	535,164

See Notes to Financial Statements.

WisdomTree International Dividend Funds	67

Schedule of Investments (unaudited) (continued)

WisdomTree Pacific ex-Japan Total Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Techtronic Industries Co.	16,500	$15,024
Television Broadcasts Ltd.	12,002	50,547
Tianjin Development Holdings Ltd.	14,000	5,590
Vitasoy International Holdings Ltd.	82,000	35,591
Wharf (Holdings) Ltd. (The)	67,017	187,732
Wing Hang Bank Ltd.	11,002	83,673
Wing Lung Bank Ltd.	704	14,063

Total Hong Kong		15,477,395
New Zealand – 2.7%
Air New Zealand Ltd.	209,841	133,145
Auckland International Airport Ltd.	94,341	122,870
Contact Energy Ltd.	27,704	144,697
Fisher & Paykel Appliances Holdings Ltd.	26,685	28,517
Fisher & Paykel Healthcare Corp.	16,197	31,697
Fletcher Building Ltd.	49,389	219,363
Freightways Ltd.	11,459	24,491
Infratil Ltd.	25,654	34,440
Mainfreight Ltd.	5,080	21,715
New Zealand Refining Co., Ltd. (The)	38,174	165,727
Northern Crest Investments Ltd.	119,726	8,500
Nuplex Industries Ltd.	10,523	41,467
PGG Wrightson Ltd.	19,623	20,970
Port of Tauranga Ltd.	8,956	39,479
Pumpkin Patch Ltd.	99,081	85,367
Ryman Healthcare Ltd.	19,899	21,398
Sky City Entertainment Group Ltd.	28,752	70,285
Sky Network Television Ltd	6,839	19,048
Telecom Corp. of New Zealand Ltd.	267,803	488,303
Tower Ltd.	6,165	7,206
TrustPower Ltd.	1,152	6,040
Vector Ltd.	87,311	121,878
Warehouse Group Ltd.	12,802	25,822

Total New Zealand		1,882,425
Singapore – 12.1%
Ascott Residence Trust	62,000	30,573
Asia Environment Holdings Ltd.	40,000	5,875
Banyan Tree Holdings Ltd.	34,000	20,927
Cambridge Industrial Trust	74,000	22,515
CapitaLand Ltd.	53,000	113,436
CapitaRetail China Trust	27,000	13,597
CH Offshore Ltd.	7,000	2,522
Chip Eng Seng Corp. Ltd.	45,000	7,082
City Developments Ltd.	18,000	110,667
ComfortDelgro Corp., Ltd.	126,000	131,314
Cosco Corp. (Singapore) Ltd.	31,000	32,524
Creative Technology Ltd.	1,150	4,062
CWT Ltd.	17,000	5,945
DBS Group Holdings Ltd.	104,000	1,220,620
First Real Estate Investment Trust	87,000	37,120
First Ship Lease Trust	14,000	8,274
FJ Benjamin Holdings Ltd.	246,000	50,759
Fraser and Neave Ltd.	44,070	109,428
Frasers Centrepoint Trust	41,000	23,515

Investments	Shares	U.S. $ Value

Fraser Commercial Trust	159,000	$56,162
Guocoland Ltd.	49,000	62,719
Hi-P International Ltd.	93,000	24,718
Ho Bee Investment Ltd.	87,000	36,815
Hong Leong Asia Ltd.	24,000	15,696
Hotel Plaza Ltd.	35,000	33,049
Hotel Properties Ltd.	21,000	19,829
HupSteel Ltd.	56,000	9,988
Jardine Cycle & Carriage Ltd.	10,250	111,842
Jaya Holdings Ltd.	48,000	34,581
K1 Ventures Ltd.	185,000	28,468
Keppel Land Ltd.	22,000	43,548
Keppel Telecommunications & Transportation Ltd.	24,000	27,698
K-REIT Asia	51,000	34,245
KS Energy Services Ltd.	30,000	31,265
Macarthurcook Industrial Real Estate Investment Trust	66,000	22,620
Midas Holdings Ltd.	71,000	20,609
MobileOne Ltd.	66,000	84,018
Neptune Orient Lines Ltd.	62,000	77,625
Orchard Parade Holdings Ltd.	18,000	8,813
Oversea-Chinese Banking Corp. Ltd.	104,000	521,564
Pacific Century Regional Developments Ltd.	153,000	26,754
Parkway Holdings Ltd.	49,000	64,433
Petra Foods Ltd.	35,720	21,986
Raffles Education Corp., Ltd.	65,000	32,507
Rickmers Maritime	77,000	45,240
SBS Transit Ltd.	45,500	60,467
SC Global Developments Ltd.	16,000	7,666
SembCorp Industries Ltd.	48,000	108,442
SembCorp Marine Ltd.	79,800	166,890
SIA Engineering Co., Ltd.	34,000	54,221
Singapore Airlines Ltd.	42,400	421,716
Singapore Airport Terminal Services Ltd.	78,000	88,928
Singapore Exchange Ltd.	54,000	231,531
Singapore Petroleum Co., Ltd.	26,000	84,745
Singapore Post Ltd.	114,000	76,149
Singapore Press Holdings Ltd.	86,000	239,407
Singapore Technologies Engineering Ltd.	93,000	174,981
Singapore Telecommunications Ltd.	863,450	1,962,798
SMRT Corp., Ltd.	89,000	123,257
StarHub Ltd.	88,080	158,947
Straits Trading Co., Ltd.	14,000	35,056
United Engineers Ltd.	18,000	21,529
United Overseas Bank Ltd.	61,000	716,794
UOB-Kay Hian Holdings Ltd.	90,000	78,688
Venture Corp., Ltd.	11,000	59,243
WBL Corp., Ltd.	14,000	30,356
Wilmar International Ltd.	6,000	10,534
Wing Tai Holdings Ltd.	58,000	38,134

Total Singapore		8,398,026
TOTAL COMMON STOCKS (Cost: $97,431,334)		68,126,496

See Notes to Financial Statements.

68	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Pacific ex-Japan Total Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

WARRANTS* – 0.0%
Australia – 0.0%
Beach Petroleum Ltd., expiring 6/30/10 (Cost: $0)	2,798	$154
TOTAL LONG-TERM INVESTMENTS (Cost: $97,431,334)		68,126,650
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MUTUAL FUND(a) – 0.0%
UBS Private Money Market Fund LLC, 3.01% (Cost: $503)(b)	503	503
TOTAL INVESTMENTS IN SECURITIES – 98.5% (Cost: $97,431,837)(c)		68,127,153
Foreign Currency and Other Assets in Excess of Liabilities – 1.5%		1,037,801

NET ASSETS – 100.0%		$69,164,954
*	Non-income producing security.

(a)	Interest rates shown reflects yield as of September 30, 2008.

(b)	At September 30, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $503.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	69

Schedule of Investments (unaudited)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 97.4%
Australia – 88.0%
ABC Learning Centres Ltd.	220,861	$94,076
Alesco Corp., Ltd.	25,886	120,880
AMP Ltd.	220,938	1,216,446
APA Group	82,764	199,117
APN News & Media Ltd.	79,386	201,009
ASX Ltd.	19,972	474,981
Austereo Group Ltd.	86,287	108,561
Australia & New Zealand Banking Group Ltd.	209,696	3,101,405
Australian Wealth Management Ltd.	128,541	122,179
Automotive Holdings Group	22,454	29,933
Babcock & Brown Communities Ltd.	75,331	24,660
Babcock & Brown Infrastructure Group	371,127	96,606
Becton Property Group	14,498	5,947
Bendigo and Adelaide Bank Ltd.	31,987	292,684
Boral Ltd.	72,032	347,731
Caltex Australia Ltd.	32,975	321,232
Challenger Financial Services Group Ltd.	109,629	206,676
Coffey International Ltd.	15,552	29,442
Commonwealth Bank of Australia	109,583	3,684,034
ConnectEast Group	241,124	155,012
Consolidated Media Holdings Ltd.	141,180	273,953
Corporate Express Australia Ltd.	28,201	107,888
Crane Group Ltd.	11,799	102,192
CSR Ltd.	130,533	255,352
David Jones Ltd.	95,099	322,561
DWS Advanced Business Solutions Ltd.	23,399	18,457
Envestra Ltd.	260,381	134,530
FairFax Media Ltd.	194,326	404,671
Foster’s Group Ltd.	171,635	747,328
Futuris Corp., Ltd.	162,108	180,298
Galileo Japan Trust	27,255	6,020
Goodman Fielder Ltd.	235,736	258,469
Great Southern Plantations Ltd.	75,005	24,553
GUD Holdings Ltd.	18,674	86,907
Gunns Ltd.	68,646	62,541
GWA International Ltd.	63,505	140,260
Hastings Diversified Utilities Fund	66,812	125,956
Hills Industries Ltd.	49,520	166,402
Insurance Australia Group Ltd.	279,097	902,622
IOOF Holdings Ltd.	7,194	31,608
Lend Lease Corp. Ltd.	58,307	422,212
Macquarie Airports	281,932	600,448
Macquarie Communications Infrastructure Group	67,830	135,901
Macquarie Group Ltd.	36,054	1,052,258
Macquarie Media Group Ltd.	46,741	97,704
Minara Resources Ltd.	123,333	158,575
National Australia Bank Ltd.	160,421	3,069,864
Oakton Ltd.	10,163	28,058
Octaviar Ltd.	85,869	67,056
Pacific Brands Ltd.	115,966	176,545
Peet Ltd.	70,450	125,590

Investments	Shares	U.S. $ Value

Perpetual Ltd.	7,374	$272,218
Photon Group Ltd.	11,308	23,102
Primary Health Care Ltd.	56,429	229,233
Prime Media Group Ltd.	16,010	28,288
Qantas Airways Ltd.	370,908	915,751
Salmat Ltd.	14,279	34,804
Service Stream Ltd.	19,612	16,398
Sigma Pharmaceuticals Ltd.	178,994	168,723
Skilled Group Ltd.	16,553	37,865
SMS Managmnet & Technology Ltd.	6,698	17,541
Spark Infrastructure Group	174,112	199,142
Spotless Group Ltd.	22,993	59,489
St.George Bank Ltd.	61,681	1,391,504
STW Communications Group Ltd.	30,692	27,720
Suncorp-Metway Ltd.	123,309	904,575
Sunland Group Ltd.	67,760	128,812
TABCORP Holdings Ltd.	85,801	546,853
Tatts Group Ltd.	200,700	376,783
Telstra Corp. Ltd.	956,625	3,154,170
Timbercorp Ltd.	51,615	25,039
Transurban Group	163,496	719,629
Trinity Group	29,802	15,750
UXC Ltd.	32,101	23,675
Wesfarmers Ltd.	56,684	1,273,407
West Australian Newspapers Holdings Ltd.	32,676	231,974
Westpac Banking Corp.	193,826	3,284,077
WHK Group Ltd.	25,107	20,597

Total Australia		35,246,509
Hong Kong – 1.4%
Champion Real Estate Investment Trust	535,727	218,035
Henderson Investment Ltd.	1,675,000	77,663
Prosperity Real Estate Investment Trust	132,350	22,841
Regal Real Estate Investment Trust	745,158	110,367
Shenzhen Investment Ltd.	578,346	84,171
Sunlight Real Estate Investment Trust	187,620	39,146

Total Hong Kong		552,223
New Zealand – 5.7%
Air New Zealand Ltd.	258,458	163,993
Auckland International Airport Ltd.	169,943	221,335
Fisher & Paykel Appliances Holdings Ltd.	93,056	99,443
Fisher & Paykel Healthcare Corp.	94,537	185,004
Fletcher Building Ltd.	81,854	363,557
Freightways Ltd.	15,661	33,472
Nuplex Industries Ltd.	8,466	33,361
PGG Wrightson Ltd.	24,068	25,720
Pumpkin Patch Ltd.	16,516	14,230
Sky City Entertainment Group Ltd.	94,100	230,029
Telecom Corp. of New Zealand Ltd.	357,146	651,208
Vector Ltd.	168,975	235,874

Total New Zealand		2,257,226
Singapore – 2.3%
Cambridge Industrial Trust	76,079	23,148
ComfortDelgro Corp., Ltd.	237,565	247,585

See Notes to Financial Statements.

70	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Fraser Commercial Trust	75,247	$26,579
Jaya Holdings Ltd.	139,000	100,140
Kim Eng Holdings Ltd.	125,000	105,791
Rickmers Maritime	39,000	22,914
Singapore Petroleum Co., Ltd.	73,416	239,294
Stamford Land Corp. Ltd.	82,000	21,508
UOB Kay Hian Holdings Ltd.	160,000	139,889

Total Singapore		926,848
TOTAL COMMON STOCKS (Cost: $56,146,298)		38,982,806
SHORT-TERM INVESTMENT – 0.6%
MONEY MARKET FUND – 0.6%
United States – 0.6%
Columbia Cash Reserves Fund, 2.08%(a) (Cost: $254,715)	254,715	254,715
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND
UBS Private Money Market Fund LLC, 3.01%(b) (Cost: $1,585)(c)	1,585	1,585
TOTAL INVESTMENTS IN SECURITIES – 98.0% (Cost: $56,402,598)(d)		39,239,106
Foreign Currency and Other Assets in Excess of Liabilities – 2.0%		797,862

NET ASSETS – 100.0%		$40,036,968
(a)	Rate shown represents annualized 7-day yield as of September 30, 2008.

(b)	Interest rate shown reflects yield as of September 30, 2008.

(c)	At September 30, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $1,585.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	71

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 97.9%
Australia – 7.2%
AMP Ltd.	52,454	$288,803
Australia & New Zealand Banking Group Ltd.	64,728	957,327
BHP Billiton Ltd.	31,044	759,112
Commonwealth Bank of Australia	41,335	1,389,628
Leighton Holdings Ltd.	1,884	55,803
Macquarie Group Ltd.	9,224	269,208
National Australia Bank Ltd.	57,664	1,103,475
QBE Insurance Group Ltd.	19,723	412,274
Rio Tinto Ltd.	4,166	277,679
St.George Bank Ltd.	15,230	343,584
Suncorp-Metway Ltd.	34,189	250,805
Telstra Corp. Ltd.	381,925	1,259,277
Wesfarmers Ltd.	12,515	281,150
Westpac Banking Corp.	56,396	955,542
Woodside Petroleum Ltd.	5,578	224,396
Woolworths Ltd.	22,507	482,896

Total Australia		9,310,959
Austria – 0.1%
Bank Austria Creditanstalt AG(a)	1,715	—
Erste Bank der oesterreichischen Sparkassen AG	1,185	57,342
OMV AG	1,868	76,959
Raiffeisen International Bank Holding AG	350	24,567
Voestalpine AG	1,033	31,559

Total Austria		190,427
Belgium – 1.4%
Belgacom S.A.	10,566	393,078
Dexia N.V.	34,876	367,414
InBev N.V.	8,974	527,344
KBC Groep N.V.	5,597	469,587

Total Belgium		1,757,423
Denmark – 0.4%
Danske Bank A/S	11,664	273,934
Novo-Nordisk A/S Class B	6,009	306,570

Total Denmark		580,504
Finland – 1.3%
Fortum Oyj	15,325	507,589
Nokia Oyj	47,177	854,847
Sampo Oyj Class A	12,689	281,969

Total Finland		1,644,405
France – 18.0%
Accor S.A.	3,460	181,646
Air Liquide S.A.	3,365	365,913
Alstom S.A.	157	11,636
AXA S.A.	54,989	1,768,417
BNP Paribas	24,868	2,308,230
Bouygues S.A.	5,110	227,894
Carrefour S.A.	8,197	381,111
Christian Dior S.A.	1,878	139,995
Cie de Saint-Gobain S.A.	8,947	454,248

Investments	Shares	U.S. $ Value

Cie Generale d’Optique Essilor International S.A.	608	$29,985
CNP Assurances S.A.	3,089	344,774
Compagnie Generale des Etablissements Michelin Class B	3,160	201,739
Credit Agricole S.A.	78,926	1,486,124
Electricite de France	16,012	1,145,592
Eramet	47	17,594
France Telecom S.A.	79,543	2,212,257
GDF Suez	24,979	1,280,667
Groupe Danone	5,849	410,790
Hermes International	212	34,099
Lafarge S.A.	2,577	267,104
L’Oreal S.A.	6,749	656,489
LVMH Moet Hennessy Louis Vuitton S.A.	5,251	455,457
Natixis	33,791	108,694
Pernod-Ricard S.A.	496	43,043
Peugeot S.A.	5,261	194,871
PPR	3,284	289,158
Renault S.A.	9,484	593,548
Sanofi-Aventis	29,056	1,899,868
Schneider Electric S.A.	4,226	357,617
Societe Generale	5,174	450,595
TOTAL S.A.	50,232	3,004,377
Vallourec	806	171,022
Veolia Environnement S.A.	7,814	316,820
VINCI S.A.	7,899	365,924
Vivendi S.A.	29,924	925,561

Total France		23,102,859
Germany – 9.1%
Allianz SE	6,739	911,381
BASF SE	15,515	735,519
Bayer AG	8,943	650,701
Bayerische Motoren Werke AG	4,943	189,480
Commerzbank AG	11,171	163,190
Continental AG*	1,238	122,770
Daimler AG	14,744	733,140
Deutsche Bank AG	12,620	878,091
Deutsche Boerse AG	2,018	181,045
Deutsche Post AG	19,747	409,962
Deutsche Postbank AG	689	25,802
Deutsche Telekom AG	121,267	1,834,537
E.ON AG	29,247	1,461,691
MAN AG	1,768	117,466
Merck KGAA	1,235	130,800
Metro AG	1,882	93,925
Muenchener Rueckversicherungs-Gesellshaft AG	3,432	512,013
RWE AG	7,439	705,321
SAP AG	4,470	236,522
Siemens AG	8,213	758,517
ThyssenKrupp AG	6,762	199,748
Volkswagen AG	1,743	680,653

Total Germany		11,732,274

See Notes to Financial Statements.

72	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Hong Kong – 3.6%
BOC Hong Kong (Holdings) Ltd.	234,471	$410,698
Cheung Kong (Holdings) Ltd.	24,786	275,334
China Mobile Ltd.	134,419	1,331,318
China Netcom Group Corp. Ltd.	34,500	76,337
China Unicom Ltd.	100,110	149,307
CLP Holdings Ltd.	41,610	334,140
CNOOC Ltd.	330,529	376,745
Hang Seng Bank Ltd.	44,195	821,362
Hong Kong & China Gas Co., Ltd.	722	1,633
Hong Kong Exchanges and Clearing Ltd.	8,900	106,717
Hutchison Whampoa Ltd.	52,110	394,633
Sun Hung Kai Properties Ltd.	28,442	287,191

Total Hong Kong		4,565,415
Ireland – 0.3%
Allied Irish Banks PLC	29,928	248,026
CRH PLC	6,350	133,793

Total Ireland		381,819
Italy – 7.4%
Assicurazioni Generali SpA	12,300	403,941
Atlantia SpA	5,481	111,403
Banca Monte dei Paschi di Siena SpA	284,200	694,611
Edison SpA	17,969	29,455
Enel SpA	205,542	1,700,528
ENI SpA	86,982	2,272,535
Fiat SpA	9,931	130,708
Intesa Sanpaolo SpA	357,176	1,929,065
Mediobanca SpA	27,672	369,066
Telecom Italia SpA	429,597	634,812
UniCredit SpA	261,527	954,202
Unione di Banche Italiane SCPA	14,930	323,379

Total Italy		9,553,705
Japan – 8.2%
Asahi Glass Co., Ltd.	2,000	17,256
Astellas Pharma, Inc.	5,100	209,928
Bridgestone Corp.	9,300	171,695
Canon, Inc.	8,500	305,845
Chubu Electric Power Co., Inc.	6,400	149,805
Daiichi Sankyo Co., Ltd.	7,600	192,926
DENSO Corp.	8,000	191,400
Fanuc Ltd.	2,400	174,973
Fujitsu Ltd.	16,000	87,863
Hitachi Ltd.	26,000	175,840
Honda Motor Co., Ltd.	11,400	331,804
Japan Tobacco, Inc.	30	111,336
JFE Holdings, Inc.	3,800	113,823
Kansai Electric Power Co., Inc. (The)	7,400	163,802
Kao Corp.	4,000	106,438
KDDI Corp.	58	321,782
Komatsu Ltd.	8,000	126,219
Mitsubishi Corp.	8,400	170,508
Mitsubishi Electric Corp.	24,000	156,210

Investments	Shares	U.S. $ Value

Mitsubishi Estate Co., Ltd.	3,220	$60,964
Mitsubishi Heavy Industries Ltd.	15,000	63,015
Mitsubishi UFJ Financial Group, Inc.	31,200	262,437
Mitsui & Co., Ltd.	7,000	84,265
Mitsui Fudosan Co., Ltd.	2,220	41,006
Mitsui O.S.K. Lines Ltd.	7,000	58,287
Mitsui Sumitomo Insurance Group Holdings, Inc.	8,109	266,570
Mizuho Financial Group, Inc.	69	287,270
Nippon Steel Corp.	73,000	266,105
Nippon Telegraph & Telephone Corp.	172	759,836
Nissan Motor Co., Ltd.	60,000	393,915
Nomura Holdings, Inc.	26,700	333,483
NTT DoCoMo, Inc.	359	567,759
Panasonic Corp.	8,000	135,261
Ricoh Co., Ltd.	2,000	27,259
Seven & I Holdings Co., Ltd.	13,000	366,740
Sharp Corp.	3,000	31,818
SOFTBANK CORP.	9,000	113,851
Sony Corp.	2,900	86,592
Sumitomo Corp.	10,400	94,140
Sumitomo Metal Industries Ltd.	47,000	140,338
Sumitomo Mitsui Financial Group, Inc.	30	178,025
Sumitomo Trust & Banking Co., Ltd. (The)	8,000	50,487
Suzuki Motor Corp.	2,700	48,779
T&D Holdings, Inc.	1,150	59,144
Takeda Pharmaceutical Co., Ltd.	10,300	509,349
Tokio Marine Holdings, Inc.	2,600	91,593
Tokyo Electric Power Co., Inc. (The)	11,200	273,235
Toshiba Corp.	26,000	110,451
Toyota Motor Corp.	33,500	1,382,094
Yahoo! Japan Corp.	262	83,167

Total Japan		10,506,688
Netherlands – 2.9%
AEGON N.V.	39,709	345,819
Akzo Nobel N.V.	3,924	185,281
European Aeronautic Defence & Space Co. EADS N.V.	6,632	111,788
Heineken N.V.	1,263	50,286
ING Groep N.V. CVA	46,617	977,625
Koninklijke Ahold N.V.	5,281	60,286
Koninklijke KPN N.V.	52,681	754,191
Koninklijke Philips Electronics N.V.	11,669	312,820
TNT N.V.	5,060	138,597
Unilever N.V. CVA	29,306	817,531

Total Netherlands		3,754,224
Norway – 1.0%
DnB NOR ASA	35,357	265,523
Norsk Hydro ASA	15,626	102,415
Orkla ASA	9,165	82,003
StatoilHydro ASA	26,245	616,584
Telenor ASA	13,600	165,161

Total Norway		1,231,686

See Notes to Financial Statements.

WisdomTree International Dividend Funds	73

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Portugal – 0.1%
EDP – Energias de Portugal, S.A.	26,147	$107,942
Galp Energia, SGPS, S.A. Class B	1,739	28,433

Total Portugal		136,375
Singapore – 1.3%
DBS Group Holdings Ltd.	27,000	316,892
Oversea-Chinese Banking Corp. Ltd.	81,000	406,218
Singapore Airlines Ltd.	4,000	39,785
Singapore Telecommunications Ltd.	234,500	533,066
United Overseas Bank Ltd.	27,000	317,269

Total Singapore		1,613,230
Spain – 6.1%
Abertis Infraestructuras S.A.	7,371	143,088
Acciona S.A.	295	44,048
ACS, Actividades de Construccion y Servicios, S.A.	4,293	171,679
Banco Bilbao Vizcaya Argentaria, Chile, S.A.	64,989	1,046,147
Banco Popular Espanol, S.A.	20,525	239,004
Banco Santander, S.A.	142,633	2,103,670
Cia Espanola De Petroleos, S.A.	757	74,007
Endesa S.A.	14,413	520,707
Gas Natural SDG, S.A.	6,653	243,721
IBERDROLA, S.A.	59,533	597,069
Inditex S.A.	5,471	228,163
Repsol YPF, S.A.	14,747	432,930
Telefonica, S.A.	68,691	1,620,014
Union Fenosa, S.A.	15,843	383,657

Total Spain		7,847,904
Sweden – 2.3%
AB Volvo Class B	31,950	281,801
Atlas Copco AB Class A	26,455	294,039
H&M Hennes & Mauritz AB Class B	13,021	519,141
Nordea Bank AB	52,110	606,091
Sandvik AB	12,000	123,911
Skandinaviska Enskilda Banken AB Class A	10,099	151,715
Svenska Handelsbanken AB Class A	13,721	299,106
Telefonaktiebolaget LM Ericsson Class B	37,111	340,627
TeliaSonera AB	56,851	318,794

Total Sweden		2,935,225
Switzerland – 5.3%
Compagnie Financiere Richemont S.A. Class A	3,500	152,642
Credit Suisse Group AG	21,320	948,823
Holcim Ltd.	2,659	192,088
Julius Baer Holdings AG	618	29,984
Nestle S.A.	40,480	1,740,144
Novartis AG	26,993	1,409,534
Roche Holding AG	5,156	802,428
Swiss Reinsurance	9,478	513,101
Swisscom AG	821	242,730
Zurich Financial Services AG	3,000	818,729

Total Switzerland		6,850,203
United Kingdom – 21.9%
Anglo American PLC	14,165	468,358

Investments	Shares	U.S. $ Value

AstraZeneca PLC	30,872	$1,353,683
Aviva PLC	50,595	432,878
BAE SYSTEMS PLC	45,110	331,274
Barclays PLC	278,206	1,619,074
BG Group PLC	1,534	27,698
BHP Billiton PLC	16,999	381,475
BP PLC	299,767	2,479,241
British American Tobacco PLC	32,822	1,073,540
British Energy Group PLC	9,477	128,381
British Sky Broadcasting Group PLC	19,798	146,273
BT Group PLC	218,461	627,316
Cadbury PLC	15,917	160,439
Centrica PLC	68,218	381,809
Compass Group PLC	44,834	274,905
Diageo PLC	53,127	894,879
GlaxoSmithKline PLC	99,573	2,149,327
HSBC Holdings PLC	279,284	4,485,263
Imperial Tobacco Group PLC	9,479	303,618
Legal & General Group PLC	115,253	205,433
Lloyds TSB Group PLC	225,287	909,539
Man Group PLC	21,911	131,518
National Grid PLC	68,908	876,970
Prudential PLC	35,305	319,366
Reckitt Benckiser Group PLC	771	37,256
Reed Elsevier PLC	16,728	165,483
Rio Tinto PLC	5,098	315,407
Royal Dutch Shell PLC Class A	47,443	1,368,257
Royal Dutch Shell PLC Class B	35,829	1,007,764
SABMiller PLC	16,373	316,939
Scottish & Southern Energy PLC	12,499	317,919
Standard Chartered PLC	18,459	442,535
Tesco PLC	101,045	698,097
Unilever PLC	26,204	710,885
Vodafone Group PLC	1,066,698	2,332,938
WM Morrison Supermarkets PLC	4,471	20,601
WPP Group PLC	15,591	124,500
Xstrata PLC	2,967	90,751

Total United Kingdom		28,111,589
TOTAL COMMON STOCKS (Cost: $159,439,198)		125,806,914
SHORT-TERM INVESTMENT – 0.3%
MONEY MARKET FUND – 0.3%
United States – 0.3%
Columbia Cash Reserves Fund, 2.08%(b) (Cost: $358,346)	358,346	358,346
TOTAL INVESTMENTS IN SECURITIES – 98.2% (Cost: $159,797,544)(c)		126,165,260
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 1.8%		2,257,699

NET ASSETS – 100.0%		$128,422,959
*	Non-income producing security.

(a)	Escrow security — additional shares that were issued as a result of a corporate action.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2008.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

74	WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree International Dividend Top 100 Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 97.9%
Australia – 16.4%
AMP Ltd.	669,347	$3,685,308
Australia & New Zealand Banking Group Ltd.	253,383	3,747,536
Commonwealth Bank of Australia	115,303	3,876,333
Macquarie Group Ltd.	99,655	2,908,492
National Australia Bank Ltd.	174,078	3,331,208
QBE Insurance Group Ltd.	152,721	3,192,359
St.George Bank Ltd.	143,570	3,238,894
Suncorp-Metway Ltd.	388,137	2,847,312
Telstra Corp. Ltd.	1,037,139	3,419,639
Wesfarmers Ltd.	104,646	2,350,876
Westpac Banking Corp.	226,109	3,831,062
Woolworths Ltd.	92,565	1,986,016

Total Australia		38,415,035
Belgium – 3.7%
Belgacom S.A.	85,103	3,166,016
Dexia N.V.	159,993	1,685,507
InBev N.V.	34,270	2,013,827
KBC Groep N.V.	21,275	1,784,967

Total Belgium		8,650,317
Denmark – 0.9%
Danske Bank A/S	86,830	2,039,241
Finland – 1.2%
Sampo Oyj Class A	126,409	2,809,006
France – 18.4%
Accor S.A.	33,087	1,737,028
AXA S.A.	111,249	3,577,709
BNP Paribas	37,056	3,439,512
Cie de Saint-Gobain S.A.	41,731	2,118,728
CNP Assurances S.A.	20,177	2,252,026
Credit Agricole S.A.	216,272	4,072,258
France Telecom S.A.	152,550	4,242,732
Lafarge S.A.	14,408	1,493,377
Natixis	242,029	778,522
Peugeot S.A.	45,074	1,669,569
PPR S.A	23,639	2,081,426
Renault S.A.	46,677	2,921,243
Sanofi-Aventis S.A.	45,794	2,994,307
Schneider Electric S.A.	23,996	2,030,617
TOTAL S.A.	30,895	1,847,830
Vallourec	7,500	1,591,398
VINCI S.A.	33,527	1,553,151
Vivendi S.A.	86,745	2,683,057

Total France		43,084,490
Germany – 6.2%
Allianz SE	12,730	1,721,602
BASF SE	29,305	1,389,261
Commerzbank AG	76,185	1,112,938
DaimlerChrysler AG	25,363	1,261,165
Deutsche Bank AG	29,107	2,025,246
Deutsche Post AG	80,265	1,666,360

Investments	Shares	U.S. $ Value

Deutsche Telekom AG	234,387	$3,545,826
Muenchener Rueckversicherungs-Gesellshaft AG	12,499	1,864,700

Total Germany		14,587,098
Greece – 3.1%
Alpha Bank A.E.	71,870	1,534,474
EFG Eurobank Ergasias S.A.	88,605	1,580,630
Hellenic Telecommunications Organization S.A.	80,859	1,433,362
OPAP S.A.	91,899	2,790,838

Total Greece		7,339,304
Hong Kong – 2.6%
BOC Hong Kong (Holdings) Ltd.	906,673	1,588,124
CLP Holdings Ltd.	282,385	2,267,634
HongKong Electric Holdings Ltd.	356,887	2,229,294

Total Hong Kong		6,085,052
Ireland – 0.7%
Allied Irish Banks PLC	197,851	1,639,678
Italy – 10.7%
Banca Monte dei Paschi di Siena SpA	1,975,310	4,827,837
Enel SpA	333,358	2,758,001
Eni SpA	68,770	1,796,719
Intesa Sanpaolo SpA	744,329	4,020,032
Mediobanca SpA	163,901	2,185,973
Snam Rete Gas SpA	466,596	2,798,576
Telecom Italia SpA	1,481,890	2,189,777
UniCredit SpA	486,036	1,773,341
Unione di Banche Italiane SCPA	125,612	2,720,719

Total Italy		25,070,975
Japan – 0.7%
Nissan Motor Co., Ltd.	262,561	1,723,779
Netherlands – 2.6%
AEGON N.V.	241,420	2,102,486
ING Groep N.V.	91,758	1,924,296
Koninklijke KPN N.V.	137,764	1,972,256

Total Netherlands		5,999,038
Norway – 0.7%
DnB NOR ASA	226,119	1,698,101
Singapore – 2.0%
DBS Group Holdings Ltd.	178,000	2,089,138
Singapore Telecommunications Ltd.	1,083,274	2,462,503

Total Singapore		4,551,641
Spain – 4.0%
ACS, Actividades de Construccion y Servicios, S.A.	43,012	1,720,067
Banco Bilbao Vizcaya Argentaria, Chile, S.A.	126,742	2,040,203
Banco Popular Espanol, S.A.	155,390	1,809,447
Banco Santander, S.A.	131,675	1,942,052
Telefonica, S.A.	78,390	1,848,756

Total Spain		9,360,525
Sweden – 4.0%
AB Volvo Class B	199,059	1,755,710

See Notes to Financial Statements.

WisdomTree International Dividend Funds	75

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend Top 100 Fund

September 30, 2008

Investments	Shares	U.S. $ Value

H&M Hennes & Mauritz AB Class B	37,526	$1,496,143
Nordea Bank AB	166,061	1,931,454
Skandinaviska Enskilda Banken AB Class A	121,121	1,819,573
Svenska Handelsbanken AB Class A	104,081	2,268,877

Total Sweden		9,271,757
Switzerland – 3.9%
Credit Suisse Group AG	52,369	2,330,625
Swiss Reinsurance	36,714	1,987,549
Swisscom AG	7,407	2,189,896
Zurich Financial Services AG	9,565	2,610,381

Total Switzerland		9,118,451
United Kingdom – 16.1%
AstraZeneca PLC	58,993	2,586,739
Aviva PLC	275,716	2,358,958
Barclays PLC	834,087	4,854,131
BP PLC	202,152	1,671,911
British Energy Group PLC	156,447	2,119,326
BT Group PLC	996,124	2,860,395
Centrica PLC	408,487	2,286,256
GlaxoSmithKline PLC	125,463	2,708,176
HSBC Holdings PLC	194,133	3,117,749
Legal & General Group PLC	1,336,420	2,382,100
Lloyds TSB Group PLC	812,513	3,280,315
Man Group PLC	168,148	1,009,291
National Grid PLC	186,725	2,376,390
Scottish & Southern Energy PLC	83,336	2,119,696
Vodafone Group PLC	911,723	1,993,997

Total United Kingdom		37,725,430
TOTAL COMMON STOCKS (Cost: $329,243,500)		229,168,918
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
United States – 0.1%
Columbia Cash Reserves Fund, 2.08%(a) (Cost: $115,792)	115,792	115,792
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND(b) – 0.0%
UBS Private Money Market Fund LLC, 3.01% (Cost: $407)(c)	407	407
TOTAL INVESTMENTS IN SECURITIES – 98.0% (Cost: $329,359,699)(d)		229,285,117
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 2.0%		4,795,630

NET ASSETS – 100.0%		$234,080,747
(a)	Rate shown represents annualized 7-day yield as of September 30, 2008.

(b)	Interest rate shown reflects yield as of September 30, 2008.

(c)	At September 30, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $407.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

76	WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.4%
Australia – 12.1%
AGL Energy Ltd.	20,812	$224,906
Alumina Ltd.	126,615	306,613
Amcor Ltd.	125,868	536,137
Aristocrat Leisure Ltd.	59,355	302,452
ASX Ltd.	25,269	600,956
AXA Asia Pacific Holdings Ltd.	150,544	597,308
Babcock & Brown Infrastructure Group	352,959	91,877
Babcock & Brown Ltd.	69,734	106,987
Bendigo and Adelaide Bank Ltd.	33,322	304,899
Billabong International Ltd.	22,038	238,155
BlueScope Steel Ltd.	112,855	651,627
Boral Ltd.	126,640	611,350
Brambles Ltd.	113,381	688,649
Caltex Australia Ltd.	40,500	394,538
Coca-Cola Amatil Ltd.	127,512	829,797
Cochlear Ltd.	2,262	105,807
Computershare Ltd.	74,943	549,770
Consolidated Media Holdings Ltd.	126,760	245,971
Crown Ltd.	12,828	86,009
CSR Ltd.	115,958	226,840
Energy Resources of Australia Ltd.	4,151	55,663
FairFax Media Ltd.	240,881	501,618
Foster’s Group Ltd.	318,515	1,386,872
Harvey Norman Holdings Ltd.	177,165	431,821
Incitec Pivot Ltd.*	60,240	240,913
Insurance Australia Group Ltd.	416,044	1,345,521
Lend Lease Corp. Ltd.	74,857	542,054
Lion Nathan Ltd.	92,334	675,163
Macquarie Airports	359,650	765,969
Macquarie Infrastructure Group	82,833	150,932
Metcash Ltd.	58,134	182,049
OneSteel Ltd.	48,919	177,502
Orica Ltd.	32,556	538,000
Origin Energy Ltd.	59,888	761,031
Oxiana Ltd.	231,901	293,592
Qantas Airways Ltd.	530,732	1,310,349
Santos Ltd.	53,305	803,097
Sims Group Ltd.	15,914	374,078
Sonic Healthcare Ltd.	26,804	276,973
TABCORP Holdings Ltd.	115,832	738,256
Tatts Group Ltd.	255,545	479,746
Toll Holdings Ltd.	84,360	461,810
Transurban Group	213,809	941,082
WorleyParsons Ltd.	11,953	285,684

Total Australia		21,420,423
Austria – 1.1%
Andritz AG	3,182	134,088
EVN AG	1,268	26,699
Flughafen Wien AG	406	25,355
Immofinanz AG	56,570	193,885
Oesterreichische Post AG	6,069	201,697

Investments	Shares	U.S. $ Value

Telekom Austria AG	41,459	$721,537
UNIQA Versicherungen AG	3,022	76,407
Wiener Staedtische AG	3,274	161,005
Wienerberger AG	12,824	341,891

Total Austria		1,882,564
Belgium – 1.8%
Bekaert S.A.	1,332	175,789
Compagnie Maritime Belge S.A.	6,235	248,026
Delhaize Group	8,936	514,567
Groep Colruyt S.A.	1,595	396,419
Mobistar S.A.	8,439	589,669
Solvay S.A.	6,316	765,633
UCB S.A.	10,010	349,967
Umicore	5,542	168,030

Total Belgium		3,208,100
Denmark – 1.4%
Coloplast A/S Class B	1,614	117,743
D/S Norden	2,275	106,430
Danisco A/S	3,374	187,063
FLSmidth & Co. A/S	1,441	71,347
H. Lundbeck A/S	11,192	211,227
Novozymes A/S Class B	1,750	153,197
Sydbank A/S	3,450	101,484
TrygVesta A/S	15,625	982,482
Wacker Chemie AG	3,923	552,973

Total Denmark		2,483,946
Finland – 3.2%
Cargotec Corp. Class B	4,040	80,695
Elisa Oyj	15,538	299,882
Kesko Oyj Class B	8,022	201,924
Kone Oyj Class B	13,137	350,605
Metso Oyj	16,719	400,878
Neste Oil Oyj	34,884	713,927
Nokian Renkaat Oyj	4,439	104,752
Pohjola Bank PLC	27,629	393,524
Outokumpu Oyj	21,369	331,977
Rautaruukki Oyj	23,216	453,936
Sanoma-WSOY Oyj	19,604	365,964
Stora Enso Oyj Class R	72,872	699,116
UPM-Kymmene Oyj	57,041	876,541
Wartsila Oyj Class B	7,294	301,833
YIT Oyj	10,079	103,350

Total Finland		5,678,904
France – 9.2%
Aeroports de Paris	4,781	389,104
Air France-KLM	29,489	662,541
Cap Gemini S.A.	6,487	302,517
Casino Guichard Perrachon S.A.	13,458	1,184,322
Ciments Francais	2,169	222,408
Dassault Systemes S.A.	806	42,603
Etablissements Maurel et Prom	14,734	232,417
Euler Hermes S.A.	10,586	735,006

See Notes to Financial Statements.

WisdomTree International Dividend Funds	77

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Fonciere Des Regions	4,492	$462,500
ICADE	3,607	288,795
Iliad S.A.	355	29,276
Imerys S.A.	5,774	327,906
Ipsen	10,041	449,074
JC Decaux S.A.	9,914	213,481
Klepierre	20,200	776,878
Lagardere SCA	10,046	447,252
Legrand S.A.	21,712	482,475
M6-Metropole Television	36,907	800,432
Neopost S.A.	4,052	377,641
Nexans S.A.	1,268	110,392
PagesJaunes Groupe	90,134	1,233,150
Publicis Groupe	19,346	600,282
Rallye S.A.	2,494	71,816
Remy Cointreau S.A.	5,887	274,371
Sa des Ciments Vicat	2,070	99,499
SCOR SE	17,157	327,754
Seb S.A.	2,075	90,850
Societe BIC S.A.	8,878	457,417
Societe Des Autoroutes Paris-Rhin-Rhone	14,958	1,294,263
Societe Fonciere Financiere et de Participations FFP	1,412	95,737
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,447	176,830
Societe Television Francaise 1	42,811	746,269
Technip S.A.	8,125	449,321
Thales S.A.	15,449	768,848
Valeo S.A.	12,474	372,334
Wendel	3,416	266,785
Zodiac S.A.	5,870	276,217

Total France		16,138,763
Germany – 3.2%
Altana AG	23,116	339,635
AMB Generali Holding AG	2,832	439,963
Bilfinger Berger AG	1,984	102,165
Celesio AG	8,050	347,251
Deutsche Lufthansa AG	65,916	1,277,728
Fielmann AG	1,695	118,092
Fraport AG Frankfurt Airport Services Worldwide	5,285	311,790
Fresenius AG	3,231	235,499
Hannover Rueckversicherung AG	16,730	604,180
Henkel AG & Co. KGaA	10,698	326,536
Hochtief AG	3,392	159,470
Hypo Real Estate Holding AG	17,686	103,097
Kloeckner & Co. AG	552	12,460
Lanxess AG	1,270	34,536
Rheinmetall AG	2,576	137,281
Salzgitter AG	2,206	219,261
Stada Arzneimittel AG	3,801	150,989
Sudzucker AG	30,389	439,665
United Internet AG	12,808	136,370
Wincor Nixdorf AG	954	55,598

Total Germany		5,551,566

Investments	Shares	U.S. $ Value

Hong Kong – 2.9%
Bank of East Asia Ltd.	166,109	$513,451
Cathay Pacific Airways Ltd.	482,000	813,231
China Merchants Holdings International Co., Ltd.	138,321	434,683
China Resources Enterprise, Ltd.	138,162	330,620
China Resources Power Holdings Co., Ltd.	84,321	180,059
CITIC Pacific Ltd.	294,606	846,139
Denway Motors Ltd.	464,097	144,650
Guangdong Investment Ltd.	144,808	33,571
Hopewell Holdings Ltd.	116,162	415,914
Lenovo Group Ltd.	376,000	162,229
New World Development Ltd.	222,482	242,129
PCCW Ltd.	606,994	250,167
Shanghai Industrial Holdings Ltd.	43,000	96,917
Shougang Concord International Entertainment Co., Ltd.	186,000	26,112
Sino Land Co.	256,522	280,827
Television Broadcasts Ltd.	37,074	156,139
Wing Hang Bank Ltd.	33,259	252,944

Total Hong Kong		5,179,782
Ireland – 1.2%
Anglo Irish Bank Corp. PLC	48,493	261,837
Bank of Ireland	197,666	1,096,724
C&C Group PLC	35,638	95,062
Independent News & Media PLC	155,240	252,947
Irish Life & Permanent PLC	55,348	377,061
Kerry Group PLC Class A	3,905	114,091

Total Ireland		2,197,722
Italy – 7.6%
A2A SpA	269,584	680,094
ACEA SpA	23,664	335,720
Alleanza Assicurazioni SpA	137,627	1,247,866
Banca Carige SpA	124,837	405,064
Banca Popolare di Milano S.c.r.l.	51,421	428,315
Banca Popolare di Sondrio S.c.r.l.	23,546	234,825
Benetton Group SpA	35,232	323,408
Bulgari SpA	29,725	262,002
Buzzi Unicem SpA	2,550	38,612
Credito Emiliano SpA	28,609	240,109
ERG SpA	8,504	138,564
Finmeccanica SpA	17,217	368,562
Fondiaria-Sai SpA	11,203	260,278
Geox SpA	29,313	281,016
Hera SpA	99,096	270,456
Ifil Investments SpA	58,799	260,991
Intesa Sanpaolo SpA – RSP	154,284	725,995
Iride SpA	12,600	27,433
Italcementi SpA	13,965	170,463
Lottomatica SpA	10,280	267,136
Luxottica Group SpA	21,712	491,624
Mediaset SpA	231,019	1,451,329
Mediolanum SpA	90,540	406,649
Milano Assicurazioni SpA	77,242	337,158

See Notes to Financial Statements.

78	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Parmalat SpA	143,535	$334,683
Pirelli & C. SpA	191,931	111,343
Prysmian SpA	9,570	185,507
Saras SpA	3,524	14,516
Societa Cattolica di Assicurazioni S.c.r.l.	11,386	519,464
Societa Iniziative Autostradali e Servizi SpA	4,343	31,631
Telecom Italia SpA RSP	933,576	1,049,734
Terna Rete Eléctrica Nazionale SpA	299,782	1,092,727
Unipol Gruppo Finanziario SpA	200,488	421,578

Total Italy		13,414,852
Japan – 17.5%
Advantest Corp.	8,700	178,646
Aioi Insurance Co., Ltd.	51,000	244,516
Aisin Seiki Co., Ltd.	18,500	439,999
Ajinomoto Co., Inc.	37,000	348,166
All Nippon Airways Co., Ltd.	148,000	522,771
Amada Co., Ltd.	6,000	32,044
Asahi Breweries Ltd.	33,300	577,139
Asahi Kasei Corp.	111,000	458,993
Bank of Yokohama Ltd. (The)	40,000	189,140
Brother Industries Ltd.	2,000	20,741
Casio Computer Co., Ltd.	6,100	56,423
Chiba Bank Ltd. (The)	73,000	367,183
Chiyoda Corp.	7,000	49,847
Chugai Pharmaceutical Co., Ltd.	7,070	113,344
Chugoku Bank Ltd. (The)	5,000	68,808
Chugoku Electric Power Co., Inc. (The)	26,400	540,856
Citizen Watch Co., Ltd.	9,000	61,291
Cosmo Oil Co., Ltd.	72,000	168,191
Dai Nippon Printing Co., Ltd.	24,000	320,784
Daido Steel Co., Ltd.	28,000	144,530
Daihatsu Motor Co., Ltd.	5,000	53,690
Dainippon Sumitomo Pharma Co., Ltd.	11,656	94,311
Daito Trust Construction Co., Ltd.	2,800	102,068
Daiwa House Industry Co., Ltd.	37,000	344,332
Eisai Co., Ltd.	14,600	562,464
Electric Power Development Co.	13,600	434,267
Fast Retailing Co., Ltd.	7,800	775,114
Fuji Heavy Industries Ltd.	89,000	436,764
Furukawa Electric Co., Ltd. (The)	1,000	4,276
Gunma Bank Ltd. (The)	17,000	94,796
Hankyu Hanshin Holdings, Inc.	108,000	493,383
Hino Motors Ltd.	85,000	337,870
Hitachi Chemical Co., Ltd.	4,000	52,560
Hitachi Construction Machinery Co., Ltd.	5,100	121,297
Hokkaido Electric Power Co., Inc.	23,900	495,267
Hokuriku Electric Power Co.	13,700	328,418
HOYA CORP.	16,900	327,924
IBIDEN Co., Ltd.	10,900	255,649
IHI Corp.	60,000	91,556
Iyo Bank Ltd. (The)	14,000	150,068
JGC Corp.	1,000	15,580
JS Group Corp.	29,600	368,031

Investments	Shares	U.S. $ Value

Kajima Corp.	8,000	$23,586
Kaneka Corp.	53,000	287,552
Kawasaki Heavy Industries Ltd.	44,000	90,350
Kawasaki Kisen Kaisha Ltd.	20,000	119,060
Keio Corp.	16,000	85,000
Kobe Steel Ltd.	329,000	641,483
Konami Corp.	6,300	154,585
Kubota Corp.	35,000	213,630
Kyushu Electric Power Co., Inc.	14,200	294,259
Lawson, Inc.	7,300	335,553
Leopalace21 Corp.	13,800	104,509
Marui Co., Ltd.	20,900	153,553
Mazda Motor Corp.	6,000	23,624
Mitsubishi Chemical Holdings Corp.	33,000	171,893
Mitsubishi Gas Chemical Co., Inc.	12,000	56,742
Mitsubishi Materials Corp.	12,000	36,848
Mitsui Chemicals, Inc.	12,000	51,768
Mitsui Engineering & Shipbuilding Co., Ltd.	30,000	54,820
Mitsumi Electric Co., Ltd.	4,400	107,757
NEC Corp.	46,000	190,647
NGK Insulators Ltd.	7,000	83,078
NGK Spark Plug Co., Ltd.	3,000	28,710
Nikon Corp.	21,000	485,612
Nippon Electric Glass Co., Ltd.	41,500	361,974
Nippon Mining Holdings, Inc.	74,000	292,055
Nippon Oil Corp.	74,000	365,940
Nippon Sheet Glass Co., Ltd.	31,000	156,219
Nippon Yusen K.K.	74,000	465,615
Nishi-Nippon City Bank Ltd. (The)	46,000	110,922
Nisshin Seifun Group, Inc.	13,000	172,044
Nitto Denko Corp.	3,000	74,460
NOK Corp.	22,200	243,193
Nomura Real Estate Holdings, Inc.	4,800	110,545
NSK Ltd.	11,000	61,649
Obayashi Corp.	21,000	103,452
OJI Paper Co., Ltd.	111,000	551,001
Olympus Corp.	23,000	656,432
Oracle Corp. Japan	22,668	1,018,474
Oriental Land Co., Ltd.	1,400	94,287
Osaka Gas Co., Ltd.	164,000	559,205
Panasonic Electric Works Co., Ltd.	37,000	320,633
Sankyo Co., Ltd.	9,100	456,864
Secom Co., Ltd.	3,900	159,798
Sega Sammy Holdings, Inc.	19,818	176,218
Seiko Epson Corp.	1,600	36,396
Sekisui Chemical Co., Ltd.	15,000	87,741
Sekisui House, Ltd.	37,000	332,482
Shikoku Electric Power Co., Inc.	5,300	132,793
Shinko Securities Co., Ltd.	45,000	122,074
Shinsei Bank Ltd.	40,000	117,553
Shiseido Co., Ltd.	30,000	662,648
Shizuoka Bank Ltd. (The)	37,000	355,484
Showa Shell Sekiyu K.K.	22,300	212,991
Sojitz Corp.	54,800	122,850

See Notes to Financial Statements.

WisdomTree International Dividend Funds	79

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Sompo Japan Insurance, Inc.	17,000	$138,831
SUMCO Corp.	15,900	240,975
Sumitomo Chemical Co., Ltd.	46,000	197,146
Sumitomo Heavy Industries Ltd.	23,000	105,939
Sumitomo Metal Mining Co., Ltd.	31,000	303,970
Sumitomo Realty & Development Co., Ltd.	9,000	187,774
Taisei Corp.	15,000	38,431
Taisho Pharmaceutical Co., Ltd.	35,110	686,227
TDK Corp.	4,100	198,502
Teijin Ltd.	12,000	35,266
Terumo Corp.	9,600	492,818
THK Co., Ltd.	2,600	39,503
TOHO Gas Co., Ltd.	21,000	115,123
Tohoku Electric Power Co., Inc.	28,400	608,581
Tokyo Broadcasting System, Inc.	5,100	86,229
Tokyo Electron Ltd.	2,200	96,567
Tokyo Tatemono Co., Ltd.	25,000	114,680
Tokyu Corp.	111,000	520,680
Tokyu Land Corp.	14,000	49,979
TonenGeneral Sekiyu K.K.	72,104	586,123
Toppan Printing Co., Ltd.	34,000	261,970
Toray Industries, Inc.	43,000	197,250
Toyo Seikan Kaisha Ltd.	21,300	320,608
Toyota Tsusho Corp.	25,900	330,078
Trend Micro, Inc.	6,000	223,237
Yamada Denki Co., Ltd.	6,420	478,333
Yamaguchi Financial Group, Inc.	17,000	201,761
Yamaha Motor Co., Ltd.	22,200	296,307
Yamato Holdings Co., Ltd.	37,000	409,853
Yokogawa Electric Corp.	8,000	49,659

Total Japan		30,944,108
Netherlands – 2.8%
ASML Holding N.V.	8,858	154,410
Fugro N.V.	3,392	197,492
Heineken Holding N.V.	12,051	467,705
Hunter Douglas N.V.	2,549	102,723
Imtech N.V.	600	12,102
James Hardie Industries N.V. CDI	20,793	81,516
Koninklijke BAM Groep N.V.	22,727	288,588
Koninklijke Boskalis Westminster N.V. CVA	5,872	273,507
Koninklijke DSM N.V.	14,608	684,416
Koninklijke Vopak N.V.	3,720	173,062
Randstad Holding N.V.	21,214	549,927
Reed Elsevier N.V.	34,905	516,230
SBM Offshore N.V.	14,825	312,776
SNS Reaal	27,383	306,170
STMicroelectronics N.V.	31,317	308,806
Wolters Kluwer N.V.	26,734	534,552

Total Netherlands		4,963,982
New Zealand – 1.1%
Contact Energy Ltd.	63,473	331,518
Fletcher Building Ltd.	78,171	347,199
Telecom Corp. of New Zealand Ltd.	717,132	1,307,594

Total New Zealand		1,986,311

Investments	Shares	U.S. $ Value

Norway – 0.5%
Aker ASA Class A	13,037	$398,014
Aker Solutions ASA	7,162	113,142
Schibsted ASA	6,800	123,928
Storebrand ASA	43,989	253,713

Total Norway		888,797
Portugal – 2.0%
Banco BPI, S.A.	117,809	357,438
Banco Espirito Santo, S.A.	48,542	589,796
Brisa-Auto-estradas de Portugal S.A.	51,829	509,611
CIMPOR – Cimentos de Portugal SGPS, S.A.	26,172	165,174
Jeronimo Martins, SGPS, S.A.	26,125	220,179
Portugal Telecom, SGPS, S.A.	103,818	1,036,108
Sonae SGPS, S.A.	209,777	157,350
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	58,488	426,385

Total Portugal		3,462,041
Singapore – 2.2%
City Developments Ltd.	33,038	203,122
ComfortDelgro Corp. Ltd.	241,338	251,517
Cosco Corp. Ltd.	101,000	105,966
Fraser and Neave Ltd.	110,402	274,132
Jardine Cycle & Carriage Ltd.	12,904	140,800
Keppel Land Ltd.	49,000	96,992
Neptune Orient Lines Ltd.	158,000	197,818
Olam International Ltd.	61,000	76,799
Parkway Holdings Ltd.	10,000	13,150
SembCorp Industries Ltd.	109,000	246,254
SembCorp Marine Ltd.	187,360	391,835
SIA Engineering Co., Ltd.	44,536	71,023
Singapore Exchange Ltd.	113,000	484,500
Singapore Petroleum Co., Ltd.	2,000	6,519
Singapore Press Holdings Ltd.	182,148	507,064
Singapore Technologies Engineering Ltd.	230,000	432,748
StarHub Ltd.	210,594	380,033
Yanlord Land Group Ltd.	48,000	30,552

Total Singapore		3,910,824
Spain – 5.4%
Acerinox S.A.	13,579	239,566
Antena 3 de Television, S.A.	62,619	450,344
Banco de Sabadell, S.A.	85,588	655,206
Banco de Valencia S.A.	18,320	221,048
Banco Espanol de Credito, S.A.	61,650	822,669
Banco Guipuzcoano S.A.	1,819	17,119
Banco Pastor S.A.	10,051	85,415
Bankinter, S.A.	25,150	309,464
Bolsas y Mercados Espanoles	10,905	276,178
Cementos Portland Valderrivas, S.A.	1,803	86,133
Cintra, Concesiones de Infraestructuras de Transporte, S.A.	14,374	166,571
Ebro Puleva S.A.	27,165	425,073
Enagas	20,248	432,309
Fomento de Construcciones y Contratas S.A.	16,618	740,424

See Notes to Financial Statements.

80	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Gamesa Corp. Tecnologica S.A.	9,345	$315,297
Gestevision Telecinco, S.A.	78,826	794,991
Grupo Catalana Occidente S.A.	3,250	67,655
Grupo Ferrovial S.A.	4,051	183,453
Iberia Lineas Aereas de Espana	205,346	493,231
Indra Sistemas S.A.	24,402	575,155
Mapfre S.A.	179,572	774,364
Promotora de Informaciones S.A.	11,393	75,535
Red Electrica de Espana, S.A.	7,873	396,458
Sacyr Vallehermoso, S.A.*	14,780	240,617
Sociedad General de Aguas de Barcelona S.A. Class A	7,419	148,501
Sol Melia S.A.	922	7,939
Zardoya Otis, S.A.	22,693	489,292

Total Spain		9,490,007
Sweden – 4.7%
AB SKF Class B	37,074	462,578
AB Volvo Class A	87,100	721,384
Alfa Laval AB	29,664	298,863
Assa Abloy AB Class B	35,647	421,767
Atlas Copco AB Class B	13,662	134,705
Boliden AB	53,326	217,197
Electrolux AB Series B	29,664	339,278
Hakon Invest AB	11,200	136,130
Hexagon AB Class B	17,948	200,130
Husqvarna AB Class B	18,600	136,711
Industrivarden AB Class A	25,200	276,476
Kinnevik Investment AB Class B	14,831	171,223
L E Lundbergforetagen AB Class B	3,950	150,120
Meda AB Class A	5,948	56,727
Modern Times Group AB – B Shares	250	8,802
Ratos AB Class B	7,561	168,076
Saab AB	3,252	49,087
Scania AB Class A	36,084	429,525
Scania AB Class B	39,584	475,445
Seco Tools Class B	5,800	60,306
Securitas AB Class B	53,157	585,106
Skanska AB Class B	44,483	494,415
SSAB Svenskt Stal AB Series A	14,316	220,712
Svenska Cellulosa Aktiebolaget SCA Class B	56,657	587,067
Swedbank AB Class A	66,500	836,883
Swedish Match AB	14,831	255,239
Tele2 AB Class B	12,091	134,821
Telefonaktiebolaget LM Ericsson Class A	29,600	272,111

Total Sweden		8,300,884
Switzerland – 2.7%
Adecco S.A.	4,317	185,732
Aryzta AG*	1,472	57,274
Baloise Holding AG	4,134	277,259
Bank Sarasin & Cie AG Class B	2,014	76,788
Ciba Specialty Chemicals Holding, Inc.	15,214	644,517
EFG International AG	3,980	113,588
Geberit AG	1,814	220,673

Investments	Shares	U.S. $ Value

Givaudan S.A.	444	$368,466
Helvetia Holding AG	109	27,220
Kuehne + Nagel International AG	5,496	361,008
Lonza Group AG	2,094	260,711
Nobel Biocare Holding AG	3,880	128,243
Panalpina Welttransport Holding AG	1,593	105,134
Partners Group	1,128	140,843
Phonak Holding AG	1,530	98,247
Schindler Holding AG	2,686	162,777
SGS S.A.	620	723,264
Straumann Holding AG	333	91,473
Sulzer AG	1,253	131,865
Swatch Group AG (The)	2,983	98,303
Swatch Group AG (The) Class B	750	136,120
Vontobel Holding AG	9,548	302,300

Total Switzerland		4,711,805
United Kingdom – 15.8%
Admiral Group PLC	28,380	513,447
Alliance & Leicester PLC	165,828	791,415
AMEC PLC	17,437	197,828
Amlin PLC	139,702	784,387
ARM Holdings PLC	64,623	109,428
Arriva PLC	27,537	339,656
Ashmore Group PLC	50,665	176,100
Balfour Beatty PLC	9,351	50,003
British Airways PLC	51,450	154,251
Bunzl PLC	54,416	637,249
Burberry Group PLC	9,072	63,064
Cable & Wireless PLC	335,532	989,803
Capita Group PLC (The)	76,099	946,785
Carnival PLC	26,167	774,713
Carphone Warehouse Group PLC N.V. Class A	16,106	49,234
Cobham PLC	32,374	109,582
Daily Mail & General Trust	35,666	202,797
Drax Group PLC	23,124	309,954
Enterprise Inns PLC	85,120	270,824
Firstgroup PLC	25,074	237,991
Friends Provident PLC	253,538	425,255
GKN PLC	137,400	479,408
Hammerson PLC	16,719	289,365
Hays PLC	70,319	100,272
Home Retail Group PLC	110,130	455,418
ICAP PLC	32,918	208,295
IMI PLC	70,937	471,943
Inchcape PLC	18,227	60,916
Informa PLC	34,238	192,084
Inmarsat PLC	41,695	359,519
Intercontinental Hotels Group PLC	37,644	461,638
Investec PLC	79,488	428,238
ITV PLC	555,001	415,490
J. Sainsbury PLC	98,622	611,744
John Wood Group PLC	8,960	54,061
Johnson Matthey PLC	7,846	188,799

See Notes to Financial Statements.

WisdomTree International Dividend Funds	81

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Kingfisher PLC	480,652	$1,128,324
Ladbrokes PLC	45,429	151,018
Logica PLC	217,220	418,158
London Stock Exchange Group PLC	12,139	186,729
Lonmin PLC	4,626	187,505
Marks & Spencer Group PLC	171,281	615,179
Meggitt PLC	62,073	206,624
Millennium & Copthorne Hotels PLC	28,559	123,826
Mitchells & Butlers PLC	64,977	253,931
Mondi PLC	23,809	109,491
National Express Group PLC	10,632	151,987
Next PLC	31,455	571,322
Northumbrian Water Group PLC	33,295	169,731
Old Mutual PLC	664,270	911,701
Pearson PLC	67,789	724,982
Pennon Group PLC	37,203	387,596
Persimmon PLC	100,827	715,731
Rentokil Initial PLC	226,385	278,429
Rexam PLC	71,959	504,074
RSA Insurance Group PLC	262,566	697,335
Sage Group PLC (The)	57,991	201,874
Schroders PLC	13,601	245,582
Severn Trent PLC	17,716	427,564
Smith & Nephew PLC	49,822	524,838
Smiths Group PLC	57,483	1,036,901
St. James’s Place PLC	69,585	266,668
Standard Life PLC	146,224	625,528
Tate & Lyle PLC	46,679	317,003
Thomas Cook Group PLC	17,380	68,618
Thomson Reuters PLC	16,107	356,290
Tomkins PLC	192,823	528,434
TUI Travel PLC	65,140	250,214
Tullow Oil PLC	29,457	374,365
United Utilities Group PLC	41,986	520,123
Weir Group PLC (The)	5,627	61,132
Whitbread PLC	30,214	569,785
William Hill PLC	22,474	93,537

Total United Kingdom		27,873,085
TOTAL COMMON STOCKS (Cost: $253,888,012)		173,688,466

Investments	Shares	U.S. $ Value

SHORT-TERM INVESTMENT – 0.6%
MONEY MARKET FUND – 0.6%
United States – 0.6%
Columbia Cash Reserves Fund, 2.08%(a) (Cost: $994,992)	994,992	$994,992
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND(b) – 0.0%
UBS Private Money Market Fund LLC, 3.01% (Cost: $2,833)(c)	2,833	2,833
TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $254,885,837)(d)		174,686,291
Foreign Currency and Other Assets in Excess of Liabilities – 1.0%		1,763,307

NET ASSETS – 100.0%		$176,449,598

RSP – Risparmio Italian Savings Shares.

*	Non-income producing security.

(a)	Rate shown represents annualized 7-day yield as of September 30, 2008.

(b)	Interest rate shown reflects yield as of September 30, 2008.

(c)	At September 30, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $2,833.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

82	WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.8%
Australia – 16.9%
A.B.C. Learning Centres Ltd.	2,121,507	$903,660
ABB Grain Ltd.	50,290	313,780
Adelaide Brighton Ltd.	616,737	1,503,230
Aditya Birla Minerals Ltd.	67,048	61,349
Alesco Corp., Ltd.	84,259	393,464
Amalgamated Holdings Ltd.	11,342	44,286
Ansell Ltd.	121,371	1,215,866
APA Group	454,870	1,094,345
APN News & Media Ltd.	428,304	1,084,487
Ausdrill Ltd.	22,136	31,168
Austal Ltd.	83,489	156,738
Austereo Group Ltd.	960,752	1,208,757
Australian Agricultural Co., Ltd.	405,411	863,428
Australian Wealth Management Ltd.	532,599	506,238
Automotive Holdings Group	52,261	69,668
AWB Ltd.	268,763	589,361
Babcock & Brown Communities Ltd.	990,619	324,281
Babcock & Brown Wind Partners Ltd.	254,737	210,983
Bank of Queensland Ltd.	117,230	1,215,994
Becton Property Group	238,145	97,681
Boom Logistics Ltd.	499,940	467,308
Bradken Ltd.	63,694	437,104
Brickworks Ltd.	3,114	29,304
Cabcharge Australia Ltd.	173,955	935,811
Campbell Brothers Ltd.	15,132	383,150
Centennial Coal Co., Ltd.	19,999	58,053
Challenger Diversified Propert Group	222,419	105,267
Challenger Financial Services Group Ltd.	700,761	1,321,098
Coffey International Ltd.	48,233	91,311
ConnectEast Group	654,829	420,971
Corporate Express Australia Ltd.	255,974	979,275
Count Financial Ltd.	124,877	137,904
Crane Group Ltd.	130,005	1,125,977
David Jones Ltd.	645,912	2,190,830
Downer EDI Ltd.	258,940	1,286,787
DUET Group	134,194	273,099
DWS Advanced Business Solutions Ltd.	158,314	124,878
Emeco Holdings Ltd.	240,255	151,611
Energy Developments Ltd.	165,286	325,944
Envestra Ltd.	1,274,905	658,698
FKP Property Group	218,583	663,811
FlexiGroup Ltd.	1,588,323	588,849
Flight Centre Ltd.	95,357	1,428,383
Futuris Corp., Ltd.	1,015,386	1,129,321
Galileo Japan Trust	919,403	203,063
Goodman Fielder Ltd.	1,392,104	1,526,348
GRD Ltd.	221,471	115,300
Great Southern Plantations Ltd.	734,560	240,460
G.U.D Holdings Ltd.	92,746	431,633
Gunns Ltd.	552,725	503,568
GWA International Ltd.	622,637	1,375,182
Hastie Group Ltd.	23,603	45,242

Investments	Shares	U.S. $ Value

Hastings Diversified Utilities Fund	177,008	$333,701
Healthscope Ltd.	98,736	358,262
HFA Holdings Ltd.	255,169	126,805
Hills Industries Ltd.	339,397	1,140,472
Housewares International Ltd.	81,971	59,486
Independence Group NL	35,947	75,708
Infomedia Ltd.	1,383,327	414,644
IOOF Holdings Ltd.	46,846	205,823
Iress Market Technology Ltd.	230,563	1,049,379
JB Hi-Fi Ltd.	98,022	946,394
Kagara Ltd.	54,091	118,188
Macmahon Holdings Ltd.	290,902	369,436
Macquarie Communications Infrastructure Group	204,331	409,388
McPherson’s Ltd.	53,620	117,581
Minara Resources Ltd.	935,791	1,203,188
Mincor Resources NL	318,729	314,267
Mirvac Real Estate Investment Trust	930,557	455,095
Mitchell Communications Group Ltd.	69,706	29,966
Monadelphous Group Ltd.	100,368	950,044
Mortgage Choice Ltd.	148,327	117,000
Navitas Ltd.	368,124	653,347
Oakton Ltd.	63,129	174,287
Octaviar Ltd.	495,891	387,247
Pacific Brands Ltd.	858,759	1,307,361
Panoramic Resources Ltd.	62,508	72,480
PaperlinX Ltd.	500,390	690,739
Peet Ltd.	319,241	569,107
Perpetual Ltd.	49,239	1,817,701
Photon Group Ltd.	43,967	89,824
Primary Health Care Ltd.	300,935	1,222,495
Ramsay Health Care Ltd.	158,455	1,256,143
Regional Express Holdings Ltd.	134,036	107,842
Reverse Corp., Ltd.	221,602	262,200
Ridley Corp., Ltd.	522,388	397,638
Salmat Ltd.	185,953	453,241
Seek Ltd.	265,724	1,071,072
Seven Network Ltd.	188,201	935,254
Sigma Pharmaceuticals Ltd.	1,196,474	1,127,816
Skilled Group Ltd.	64,743	148,101
SMS Management & Technology Ltd.	20,249	53,028
Spark Infrastructure Group	889,053	1,016,864
Specialty Fashion Group Ltd.	278,888	149,591
Spotless Group Ltd.	322,505	834,406
Straits Resources Ltd.	65,961	126,433
STW Communications Group Ltd.	538,308	486,187
Sunland Group Ltd.	287,171	545,915
Ten Network Holdings Ltd.	796,678	1,005,472
Timbercorp Ltd.	370,448	179,709
Transfield Services Ltd.	161,845	968,965
Transpacific Industries Group Ltd.	56,269	310,695
Trinity Group	458,152	242,132
United Group Ltd.	161,793	1,625,909
UXC Ltd.	203,455	150,054
VDM Group Ltd.	14,568	14,479

See Notes to Financial Statements.

WisdomTree International Dividend Funds	83

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Washington H. Soul Pattinson & Co., Ltd.	194,210	$1,654,482
Wattyl Ltd.	31,471	29,789
West Australian Newspapers Holdings Ltd.	251,051	1,782,262
Westpac Office Trust	60,153	16,844
Wotif.com Holdings Ltd.	63,949	186,639

Total Australia		64,562,881
Austria – 0.3%
AT&S Austria Technologie & Systemtechnik AG	7,927	85,737
Palfinger AG	11,262	202,485
POLYTEC Holding AG	11,710	159,221
Schoeller-Bleckmann Oilfield Equipment AG	5,279	315,144
Zumtobel AG	17,145	240,586

Total Austria		1,003,173
Belgium – 1.4%
Barco N.V.	11,893	536,414
Cofinimmo	8,560	1,478,928
Euronav N.V.	37,177	1,016,214
EVS Broadcast Equipment S.A.	6,551	461,197
Melexis N.V.	30,479	422,558
Nyrstar	13,460	80,353
Omega Pharma S.A.	3,647	154,451
Tessenderlo Chemie N.V.	23,522	1,159,710

Total Belgium		5,309,825
Denmark – 0.5%
Auriga Industries A/S Class B	8,502	212,078
Bang & Olufsen A/S Class B	14,481	537,060
Dalhoff Larsen & Horneman A/S Class B	14,653	124,136
Forstaedernes Bank A/S	1,139	21,657
IC Companys A/S	1,500	26,121
NKT Holding A/S	10,427	480,932
Rockwool International A/S Class B	3,140	263,056
Sjaelso Gruppen	14,292	131,840

Total Denmark		1,796,880
Finland – 3.1%
Ahlstrom Oyj	22,891	415,749
Alma Media Corp.	61,720	702,230
Amer Sports Oyj	35,198	420,247
Citycon Oyj	95,715	309,226
Finnair Oyj	59,586	338,138
Fiskars OYJ Abp	8,313	110,113
HKScan Oyj	22,022	173,535
Huhtamaki Oyj	72,523	569,450
Kemira Oyj	73,514	857,070
Lassila & Tikanoja Oyj	17,597	341,103
M-real Oyj Class B	157,422	278,615
Orion Oyj Class B	125,110	2,100,044
PKC Group Oyj	23,874	221,328
Poyry Oyj	44,082	841,490
Ramirent Oyj	92,694	571,590
Stockmann Oyj Abp Class B	18,955	443,309
Talentum Oyj	229,548	812,535
Technopolis PLC	68,693	470,869

Investments	Shares	U.S. $ Value

TietoEnator Oyj	39,981	$582,372
Uponor Oyj	118,825	1,480,470

Total Finland		12,039,483
France – 2.7%
ABC Arbitrage	42,164	289,021
Altamir Amboise	41,824	320,177
April Group	7,729	380,305
Assystem	7,747	106,098
Canal Plus	146,228	1,273,475
Carbone Lorraine	6,429	298,909
Derichebourg	23,143	100,124
Fimalac	15,590	948,205
GFI Informatique	68,681	361,773
Groupe Steria SCA	14,934	325,144
Haulotte Group	31,875	394,900
Havas S.A.	199,235	615,682
IMS-International Metal Service	14,939	256,006
Kaufman & Broad S.A.	16,136	676,790
LaCie S.A.	30,896	152,327
Manitou BF S.A.	31,597	774,479
Nexity	90,456	1,417,979
NRJ Group	54,051	536,774
Oberthur Technologies	6,786	47,755
Rhodia S.A.	27,929	423,689
Seche Environnement S.A.	1,110	82,604
Sequana Capital S.A.	35,422	495,565
Trigano S.A.	17,618	173,725

Total France		10,451,506
Germany – 3.3%
Aareal Bank AG	11,125	126,264
Bauer AG	1,425	71,058
Beate Uhse AG	105,306	137,564
Bechtle AG	14,334	294,161
Cenit AG	13,282	72,574
Comdirect Bank AG	146,881	1,076,972
CTS Eventim AG	151	5,462
DAB Bank AG	38,429	190,007
Demag Cranes AG	8,565	334,818
Deutz AG	43,671	243,530
Douglas Holding AG	18,538	839,510
Elexis AG	3,589	67,049
Epcos AG	9,231	231,319
Freenet AG	34,495	309,133
Gerry Weber International AG	15,693	349,384
Gildemeister AG	6,704	111,589
H&R WASAG AG	11,823	276,177
HCI Capital AG	33,674	225,149
Heidelberger Druckmaschinen AG	65,435	1,017,480
IDS Scheer AG	16,797	165,157
Indus Holding AG	13,147	309,321
Kizoo AG	31,437	334,718
Kontron AG	11,945	120,806
KUKA AG	8,605	208,380

See Notes to Financial Statements.

84	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Leoni AG	9,888	$296,534
MLP AG	57,826	1,055,929
MPC Muenchmeyer Petersen Capital AG	19,961	364,497
MTU Aero Engines Holding AG	22,338	608,402
Norddeutsche Affinerie AG	31,338	1,313,525
Pfeiffer Vacuum Technology AG	923	73,343
Pfleiderer AG	23,531	282,932
Praktiker Bau-und Heimwerkermaerkte AG	26,397	240,640
Sixt AG	6,636	141,683
Software AG	9,247	519,292
Takkt AG	21,149	292,316
Vivacon AG	34,854	329,485

Total Germany		12,636,160
Hong Kong – 2.1%
Allied Properties HK Ltd.	822,000	105,868
Champion REIT	1,938,000	788,743
China Power International Development Ltd.	2,682,622	545,898
China Travel International Investment Hong Kong Ltd.	488,000	108,733
Chong Hing Bank Ltd.	255,110	459,992
Cross-Harbour Holdings Ltd.	255,189	206,403
Dah Sing Banking Group Ltd.	755,303	775,308
Dah Sing Financial Holdings Ltd.	153,210	639,333
Fountain Set Holdings Ltd.	1,236,364	98,726
Fubon Bank Ltd.	368,432	142,355
Guangzhou Investment Co., Ltd.	3,192,585	304,277
Henderson Investment Ltd.	3,261,000	151,199
Hung Hing Printing Group Ltd.	138,000	30,393
Next Media Ltd.	2,910,000	712,101
Oriental Press Group Ltd.	4,405,017	510,605
Regal Real Estate Investment Trust	1,663,000	246,312
Shaw Brothers (Hong Kong) Ltd.	100,110	144,150
Shell Electric Manufacturing Co., Ltd.	82,000	25,241
Shenzhen Investment Ltd.	2,796,000	406,921
Singamas Container Holdings Ltd.	600,000	91,186
Sun Hung Kai & Co., Ltd.	1,021,189	460,330
Sunlight Real Estate Investment Trust	417,000	87,005
Techtronic Industries Co.	356,500	324,619
Tian An China Investment	280,000	103,499
Tianjin Development Holdings Ltd.	352,074	140,569
Vitasoy International Holdings Ltd.	850,364	369,088

Total Hong Kong		7,978,854
Ireland – 1.0%
DCC PLC	15,622	304,356
FBD Holding PLC A Shares	14,316	30,163
FBD Holdings PLC	14,316	232,138
Fyffes PLC	403,374	181,312
Glanbia PLC	124,074	656,863
Greencore Group PLC	126,318	321,153
Kingspan Group PLC	92,762	827,393
Paddy Power PLC	40,359	695,023
Smurfit Kappa Group PLC	91,623	388,669

Investments	Shares	U.S. $ Value

United Drug PLC	54,908	$291,538

Total Ireland		3,928,608
Italy – 5.9%
AcegasAps SpA	59,227	427,613
Amplifon SpA	59,650	149,979
Anima SGRpA	155,875	311,785
Arnoldo Mondadori Editore SpA	225,946	1,129,855
Ascopiave SpA	76,781	148,726
Astaldi SpA	73,125	485,842
Autostrada Torino-Milano SpA	53,078	573,709
Azimut Holding SpA	44,257	301,659
Banca Generali SpA	49,634	289,506
Banca Intermobiliare SpA	97,338	492,213
Banca Popolare dell’Etruria e del Lazio	24,641	191,058
Banco di Desio e della Brianza SpA	55,500	374,978
Biesse SpA	19,931	168,116
Brembo SpA	43,912	424,674
Buzzi Unicem SpA	10,411	102,367
Cairo Communication SpA	209,137	711,644
Carraro SpA	22,534	123,603
Cementir – Cementerie del Tirreno SpA	67,036	316,385
CIR-Compagnie Industriali Riunite SpA	191,966	327,349
Cofide SpA	335,595	246,539
Credito Artigiano SpA	177,005	561,904
De’Longhi SpA	42,196	138,545
ERGO Previdenza SpA	119,684	733,398
Esprinet SpA	56,848	244,346
Fiat SpA RSP	63,539	478,827
Fondiaria-Sai SpA RSP	37,602	626,417
Gemina SpA*	1,132,355	1,142,024
Gewiss SpA	55,941	290,148
Gruppo Editoriale L’Espresso SpA	494,478	1,048,799
Gruppo MutuiOnline SpA	28,360	149,086
I.M.A. – Industria Macchine Automatiche SpA	20,805	406,210
IFIL Investments SpA	53,661	177,885
Indesit Co., SpA	88,041	919,463
Italcementi SpA	47,352	438,321
Italmobiliare SpA RSP	8,778	386,300
Italmobiliare SpA	6,114	320,334
Landi Renzo SpA	22,392	120,543
MARR SpA	28,440	199,142
Meliorbanca SpA	57,266	227,038
Milano Assicurazioni SpA RSP	29,459	130,760
Navigazione Montanari SpA	113,490	491,791
Nice SpA	7,183	30,748
Panariagroup Industrie Ceramiche SpA	62,049	241,425
Permasteelisa SpA	5,250	82,962
Piaggio & C. SpA	267,344	589,574
Piccolo Credito Valtellinese S.c.r.l.	60,650	499,225
Pirelli & C Real Estate SpA	73,260	924,084
Pirelli & C SpA	172,403	94,445
Premafin Finanziaria SpA	171,855	307,539

See Notes to Financial Statements.

WisdomTree International Dividend Funds	85

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Premuda SpA	8,622	$14,182
RCS MediaGroup SpA	557,057	1,150,231
Recordati SpA	151,017	922,748
SAES Getters SpA	3,795	62,795
Safilo Group SpA	297,679	411,027
Sogefi SpA	103,781	296,290
Tamburi Investment Partners SpA	6,886	16,685
Tod’s SpA	10,280	509,869

Total Italy		22,682,710
Japan – 25.0%
ABC-Mart, Inc.	43,700	1,224,580
ADEKA Corp.	42,500	263,811
Aderans Holdings Co., Ltd.	18,900	296,767
Advan Co., Ltd.	62,000	334,630
Aeon Fantasy Co., Ltd.	10,300	78,197
Aichi Corp.	47,700	182,865
Aichi Steel Corp.	85,000	341,073
Air Water, Inc.	114,000	1,117,826
Alpen Co., Ltd.	36,100	678,033
Alpine Electronics, Inc.	34,000	319,295
Alps Electric Co., Ltd.	19,900	152,392
Amano Corp.	5,400	42,370
Anest Iwata Corp.	6,000	20,628
AOC Holdings, Inc.	34,000	263,891
Arnest One Corp.	108,800	334,091
Asatsu-DK, Inc.	17,000	479,584
Awa Bank Ltd. (The)	5,000	28,588
Bando Chemical Industries Ltd.	44,000	118,532
Bank of Nagoya Ltd. (The)	61,000	328,658
Belluna Co., Ltd.	21,450	94,961
Best Denki Co., Ltd.	69,000	256,723
Calsonic Kansei Corp.	172,000	476,315
Canon Electronics, Inc.	16,300	254,714
Capcom Co., Ltd.	11,700	328,964
Central Glass Co., Ltd.	85,000	277,022
Chiyoda Integre Co., Ltd.	2,500	31,272
Chuetsu Pulp & Paper Co., Ltd.	521,000	863,712
Chugoku Marine Paints Ltd.	6,000	34,475
Chukyo Bank Ltd. (The)	183,000	494,711
Circle K Sunkus Co., Ltd.	25,500	421,057
CKD Corp.	28,800	122,617
COMSYS Holdings Corp.	85,000	720,576
Cosel Co., Ltd.	13,100	114,632
CSK Holdings Corp.	2,200	31,705
Daidoh Ltd.	1,500	14,638
Daifuku Co., Ltd.	92,500	565,464
Daihen Corp.	20,000	69,326
Daiichi Chuo Kisen Kaisha	35,000	156,596
Daikoku Denki Co., Ltd.	52,100	578,098
Daikyo, Inc.	207,000	308,068
Daio Paper Corp.	115,000	958,649
Daishi Bank Ltd. (The)	85,000	329,063
Denki Kagaku Kogyo K.K.	37,000	94,796

Investments	Shares	U.S. $ Value

Denki Kogyo Co., Ltd.	14,000	$77,144
Disco Corp.	8,500	243,395
Dowa Holdings Co., Ltd	51,000	223,379
DTS Corp.	15,400	157,967
Ebara Corp.	70,000	181,322
Ehime Bank Ltd. (The)	90,000	250,082
Eighteenth Bank Ltd. (The)	146,000	372,684
Epson Toyocom Corp.	83,000	216,559
Exedy Corp.	17,000	312,090
Ezaki Glico Co., Ltd.	85,000	796,637
FCC Co., Ltd.	17,700	229,409
Fuji Electronics Co., Ltd.	28,800	213,494
Fuji Fire & Marine Insurance Co., Ltd. (The)	242,000	542,514
Furukawa Co., Ltd.	30,000	41,257
Furukawa-Sky Aluminum Corp.	71,000	149,805
Futaba Industrial Co., Ltd.	25,500	312,490
Godo Steel Ltd.	67,000	206,999
Gulliver International Co., Ltd.	3,500	59,770
Gun-Ei Chemical Industry Co., Ltd.	202,000	393,859
Gunze Ltd.	85,000	328,263
Hankyu Department Stores, Inc.	85,000	508,407
Hanwa Co., Ltd.	78,000	263,025
Haseko Corp.	297,500	204,564
Heiwa Corp.	34,000	262,610
Higo Bank Ltd. (The)	85,000	479,584
Hikari Tsushin, Inc.	23,400	488,212
Hitachi Cable Ltd.	85,000	285,028
Hitachi Koki Co., Ltd.	81,400	808,135
Hitachi Kokusai Electric, Inc.	71,000	421,325
Hitachi Maxell Ltd.	42,500	447,958
Hitachi Software Engineering Co., Ltd.	32,800	568,165
Hitachi Transport System Ltd.	51,000	632,666
Hokkoku Bank Ltd. (The)	85,000	314,652
Hokuetsu Paper Mills Ltd.	88,000	380,464
Honeys Co., Ltd.	33,990	153,037
Horiba Ltd.	17,000	377,902
House Foods Corp.	35,600	519,086
Hyakugo Bank Ltd. (The)	85,000	472,378
Hyakujushi Bank Ltd. (The)	67,000	367,927
Idec Corp./Japan	800	8,138
Iida Home Max Co., Ltd.	43,700	146,950
Iino Kaiun Kaisha Ltd.	50,600	391,779
Inaba Denki Sangyo Co., Ltd.	2,500	55,692
Ito En, Ltd.	1,700	21,761
Itochu Enex Co., Ltd.	27,000	172,175
Izumiya Co., Ltd.	78,000	420,986
Japan Airport Terminal Co., Ltd.	41,500	412,791
Juki Corp.	127,000	209,344
Kagome Co., Ltd.	41,900	648,441
Kagoshima Bank Ltd. (The)	18,000	121,565
Kanamoto Co., Ltd.	46,000	185,014
Kandenko Co., Ltd.	85,000	480,384
Kansai Paint Co., Ltd.	114,000	694,749
Kanto Natural Gas Development Ltd.	80,000	435,548

See Notes to Financial Statements.

86	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Kasumi Co., Ltd.	59,000	$317,883
Kato Sangyo Co., Ltd.	43,700	514,118
Kato Works Co., Ltd.	2,000	4,559
Kayaba Industry Co., Ltd.	95,000	256,817
Keihin Corp.	25,500	288,951
Keisei Electric Railway Co., Ltd.	85,000	461,169
Keiyo Bank Ltd. (The)	56,000	262,158
Kintetsu World Express, Inc.	18,000	292,808
Kisoji Co., Ltd.	13,600	263,251
Kitz Corp.	35,000	159,893
Kiyo Holdings, Inc.	167,000	237,526
Kobayashi Pharmaceutical Co., Ltd.	17,000	514,011
Koei Co., Ltd.	75,700	969,023
Koito Manufacturing Co., Ltd.	87,000	791,617
Kojima Co., Ltd.	63,100	246,659
Kokuyo Co., Ltd.	53,500	413,225
Komeri Co., Ltd.	17,000	474,780
Komori Corp.	15,000	198,229
Konaka Co., Ltd.	61,800	255,548
K’s Holdings Corp.	17,000	305,524
Kyodo Printing Co., Ltd.	155,000	394,198
Kyowa Exeo Corp.	85,000	758,207
Lion Corp.	88,000	465,841
Maeda Corp.	119,000	362,050
Makino Milling Machine Co., Ltd.	85,000	329,063
Maruzen Showa Unyu Co., Ltd.	162,000	437,941
Matsui Securities Co., Ltd.	148,600	1,049,781
Matsumotokiyoshi Holdings Co., Ltd.	24,605	463,060
Meiji Dairies Corp.	85,000	447,558
Meiji Seika Kaisha Ltd.	85,000	382,706
Meitec Corp.	17,000	450,761
Michinoku Bank Ltd. (The)	166,000	343,993
Mie Bank Ltd. (The)	66,000	262,968
Miraca Holdings, Inc.	7,400	142,194
MISUMI Group, Inc.	34,000	579,664
Mitsubishi Rayon Co., Ltd.	207,000	501,097
Mitsui Mining & Smelting Co., Ltd.	77,000	176,245
Mitsuuroko Co., Ltd.	86,000	505,477
Miura Co., Ltd.	1,900	40,894
Miyazaki Bank Ltd. (The)	111,000	326,209
Mochida Pharmaceutical Co., Ltd.	74,000	754,882
Morinaga Milk Industry Co., Ltd.	158,000	446,475
Musashino Bank Ltd. (The)	8,500	240,993
Nabtesco Corp.	82,000	645,712
Nachi-Fujikoshi Corp.	85,000	219,376
Nagase & Co., Ltd.	85,000	779,023
NEC Fielding Ltd.	27,000	254,321
Nichiha Corp.	14,000	96,793
Nichirei Corp.	85,000	441,954
Nidec Sankyo Corp.	39,000	183,676
Nifco, Inc.	24,400	419,901
Nihon Dempa Kogyo Co., Ltd.	10,400	174,762
Nihon Kohden Corp.	8,700	159,307
Nihon Yamamura Glass Co., Ltd.	201,000	340,790

Investments	Shares	U.S. $ Value

Nippon Chemical Industrial Co., Ltd.	192,000	$385,212
Nippon Chemi-Con Corp.	60,000	187,067
Nippon Kayaku Co., Ltd.	182,000	1,074,874
Nippon Light Metal Co., Ltd.	170,000	193,755
Nippon Metal Industry Co., Ltd.	46,000	81,458
Nippon Paint Co., Ltd.	85,000	341,073
Nippon Shinyaku Co., Ltd.	37,000	348,514
Nippon Suisan Kaisha Ltd.	102,000	369,896
Nippon Thompson Co., Ltd.	9,000	37,216
Nippon Yakin Kogyo Co., Ltd.	18,000	64,598
Nipro Corp.	20,000	336,269
Nishimatsuya Chain Co., Ltd.	34,000	319,936
Nishi-Nippon Railroad Co., Ltd.	170,000	565,252
Nissan Shatai Co., Ltd.	143,000	937,484
Nissha Printing Co., Ltd.	11,200	527,481
Nissin Kogyo Co., Ltd.	25,000	320,492
Nitto Boseki Co., Ltd.	89,000	186,945
NS Solutions Corp.	17,200	243,828
Obic Co., Ltd.	2,550	410,969
Ogaki Kyoritsu Bank Ltd. (The)	68,000	354,844
Oita Bank Ltd. (The)	54,000	277,719
Okamura Corp.	79,000	499,308
Okasan Holdings, Inc.	177,000	833,608
Okinawa Electric Power Co., Inc. (The)	4,500	213,206
OKUMA Corp.	67,000	377,394
Okumura Corp.	85,000	318,655
Onward Kashiyama Co., Ltd.	82,000	841,125
Organo Corp.	8,000	52,748
OSAKA Titanium Technologies Co.	2,200	70,249
Osaki Electric Co., Ltd.	4,000	17,143
OSG Corp.	34,000	283,106
Pacific Metals Co., Ltd.	103,000	727,641
PanaHome Corp.	85,000	465,973
Paramount Bed Co., Ltd.	14,000	184,618
Paris Miki, Inc.	25,500	214,492
Park24 Co., Ltd.	45,800	252,371
Point, Inc.	8,500	319,456
Q.P. Corp.	59,500	550,921
Rengo Co., Ltd.	163,000	1,088,560
Resorttrust, Inc.	12,700	118,070
Riken Corp.	115,000	350,963
Roland DG Corp.	1,600	28,514
Royal Holdings Co., Ltd.	400	3,542
Ryobi Ltd.	87,000	230,274
Ryoden Trading Co., Ltd.	75,000	392,785
Ryosan Co., Ltd.	27,900	570,273
Ryoyo Electro Corp.	42,800	359,606
Sagami Railway Co., Ltd.	170,000	638,911
Saibu Gas Co., Ltd.	179,000	396,223
Sakata INX Corp.	96,000	259,521
Sanei-International Co., Ltd.	10,800	117,191
San-In Godo Bank Ltd. (The)	64,000	490,105
Sanken Electric Co., Ltd.	30,000	122,922
Sankyo Seiko Co., Ltd.	120,000	200,066

See Notes to Financial Statements.

WisdomTree International Dividend Funds	87

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Sankyu, Inc.	85,000	$297,838
Sanwa Holdings Corp.	85,000	315,452
Sanyo Chemical Industries Ltd.	55,000	263,693
Sanyo Denki Co., Ltd.	45,000	125,889
Sanyo Shokai Ltd.	143,000	730,052
Sanyo Special Steel Co., Ltd.	167,000	846,286
Sasebo Heavy Industries Co., Ltd.	63,000	118,683
Satori Electric Co., Ltd.	20,200	95,896
Seikagaku Corp.	49,300	474,123
Seiko Holdings Corp.	61,000	197,655
Sekisui Plastics Co., Ltd.	162,000	402,845
Senshukai Co., Ltd.	4,400	28,804
Shiga Bank Ltd. (The)	85,000	529,223
Shimachu Co., Ltd.	17,000	377,902
Shindengen Electric Manufacturing Co., Ltd.	8,000	16,578
Shinko Electric Industries Co., Ltd.	16,500	150,134
Shinko Shoji Co., Ltd.	23,300	159,116
Shinwa Kaiun Kaisha Ltd.	39,000	150,615
Showa Corp.	34,000	202,402
Sohgo Security Services Co., Ltd.	25,500	267,094
SSP Co., Ltd.	170,000	824,660
Star Micronics Co., Ltd.	17,700	178,225
Starzen Co., Ltd.	229,000	502,586
Sumida Corp.	36,200	302,789
Sumitomo Osaka Cement Co., Ltd.	170,000	269,015
Sumitomo Real Estate Sales Co., Ltd.	8,380	226,934
Sumitomo Rubber Industries, Inc.	29,500	256,196
Sumitomo Warehouse Co., Ltd. (The)	85,000	334,668
Sundrug Co., Ltd.	17,100	333,415
Sysmex Corp.	17,000	747,798
Tadano Ltd.	80,000	482,268
Taihei Kogyo Co., Ltd.	61,000	153,987
Taiheiyo Cement Corp.	73,000	103,829
Taiyo Yuden Co., Ltd.	14,000	133,980
Takara Holdings, Inc.	85,000	586,069
Takata Corp.	8,200	110,065
Tamron Co., Ltd.	5,300	76,281
TOA Corp.	73,000	377,497
Tocalo Co., Ltd.	13,500	153,356
Toda Corp.	167,000	659,097
Toho Pharmaceutical Co., Ltd.	33,900	474,820
Toho Titanium Co., Ltd.	3,000	44,647
Toho Zinc Co., Ltd.	35,000	92,639
Tokai Rika Co., Ltd.	8,400	103,729
Tokai Rubber Industries, Inc.	34,000	346,517
Tokai Tokyo Securities Co., Ltd.	264,000	872,830
Token Corp.	6,300	199,981
Tokuyama Corp.	25,000	140,819
Tokyo Leasing Co., Ltd.	3,100	23,301
Tokyo Seimitsu Co., Ltd.	20,400	242,306
Tokyo Steel Manufacturing Co., Ltd.	16,500	177,022
Tokyo Style Co., Ltd.	85,000	710,168
Tokyo Tomin Bank Ltd. (The)	17,000	270,937
Tokyu Construction Co., Ltd.	23,740	70,662

Investments	Shares	U.S. $ Value

Tokyu Livable, Inc.	27,200	$134,764
Topcon Corp.	19,000	122,055
Toppan Forms Co., Ltd.	41,600	410,260
Toshiba Machine Co., Ltd.	85,000	287,430
Toshiba TEC Corp.	85,000	328,263
Toyo Corp./Chuo-ku	7,500	72,623
Toyo Ink Manufacturing Co., Ltd.	85,000	246,597
Toyobo Co., Ltd.	170,000	278,623
Trans Cosmos, Inc.	48,900	378,156
Tsubakimoto Chain Co.	85,000	330,665
ULVAC, Inc.	17,000	465,973
Uniden Corp.	80,000	303,678
Union Tool Co.	8,500	196,557
United Arrows Ltd.	21,800	163,246
Valor Co., Ltd.	26,000	197,636
Xebio Co., Ltd.	17,000	323,459
Yamatake Corp.	25,500	400,881
Yamazen Corp.	42,100	123,724
Yokohama Reito Co., Ltd.	78,000	528,253
Yokohama Rubber Co., Ltd. (The)	163,000	861,329
Yurtec Corp.	102,000	417,934
Zensho Co., Ltd.	26,200	114,509
Zeon Corp.	77,000	261,103
ZERIA Pharmaceutical Co., Ltd.	63,000	610,625

Total Japan		95,725,285
Netherlands – 2.3%
Aalberts Industries N.V.	23,852	300,193
Arcadis N.V.	27,998	480,974
ASM International N.V.*	543	9,702
Ballast Nedam N.V.	8,902	256,211
Beter BED Holding N.V.	19,204	260,038
Brunel International	4,933	97,216
Draka Holding	17,476	353,241
Exact Holding N.V.	21,550	547,891
Grontmij	7,680	250,275
Heijmans N.V.	29,443	476,434
Kardan N.V.	18,107	133,529
Koninklijke Wessanen N.V.	79,534	702,703
Macintosh Retail Group N.V.	13,196	201,484
OCE N.V.	76,310	535,944
OPG Groep N.V.	21,485	293,641
Ordina N.V.	10,878	81,136
Plaza Centers N.V.	244,001	316,404
Sligro Food Group N.V.	7,593	225,682
Smit Internationale N.V.	11,456	981,592
Telegraaf Media Groep N.V.	18,668	505,560
Ten Cate N.V.	10,994	360,124
TKH Group N.V.	5,055	92,378
USG People N.V.	46,350	628,268
Wavin N.V.	92,361	522,832

Total Netherlands		8,613,452
New Zealand – 3.4%
Air New Zealand Ltd.	1,461,180	927,126

See Notes to Financial Statements.

88	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Auckland International Airport Ltd.	1,220,210	$1,589,208
Fisher & Paykel Appliances Holdings Ltd.	463,304	495,105
Fisher & Paykel Healthcare Corp.	354,581	693,896
Freightways Ltd.	171,026	365,530
Infratil Ltd.	315,191	423,137
Mainfreight Ltd.	117,653	502,915
New Zealand Refining Co., Ltd. (The)	260,450	1,130,705
Northern Crest Investments Ltd.	716,267	50,849
Nuplex Industries Ltd.	98,483	388,083
PGG Wrightson Ltd.	401,791	429,370
Port of Tauranga Ltd.	127,402	561,606
Pumpkin Patch Ltd.	181,559	156,430
Sky City Entertainment Group Ltd.	575,339	1,406,424
TrustPower Ltd.	198,169	1,039,003
Vector Ltd.	1,394,826	1,947,053
Warehouse Group Ltd. (The)	496,719	1,001,911

Total New Zealand		13,108,351
Norway – 1.6%
ABG Sundal Collier Holding ASA	1,009,222	887,633
Acta Holding ASA	1,335,463	677,636
Cermaq ASA	30,952	197,890
EDB Business Partner ASA	34,000	97,762
Ekornes ASA	42,265	568,318
Hafslund ASA Class B	27,107	430,976
Norwegian Property ASA	160,800	271,975
Scana Industrier	71,297	130,841
Sparebank 1 SMN	83,024	533,618
Sparebank 1 SR Bank	88,163	574,104
Sparebanken 1 Nord-Norge	30,739	317,149
Tandberg ASA	2,200	29,061
Tomra Systems ASA	31,410	159,380
TTS Marine ASA	10,300	77,873
Veidekke ASA	181,790	959,330
Wilh. Wilhelmsen ASA	2,100	41,202

Total Norway		5,954,748
Portugal – 0.7%
Banif SGPS, S.A.	177,693	414,330
Finibanco Holding SGPS, S.A.	41,456	202,062
Mota-Engil, SGPS, S.A.	92,172	395,011
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.	238,744	503,028
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	117,629	1,140,070

Total Portugal		2,654,501
Singapore – 4.1%
Allco Commercial Real Estate Investment Trust	1,198,000	423,159
Ascott Residence Trust	294,000	144,974
Cambridge Industrial Trust	327,000	99,493
China Aviation Oil Singapore Corp. Ltd.	215,000	121,057
Chip Eng Seng Corp. Ltd.	774,000	121,809
Creative Technology Ltd.	165,350	584,051
FJ Benjamin Holdings Ltd.	1,663,000	343,138
Frasers Centrepoint Trust	127,000	72,840

Investments	Shares	U.S. $ Value

Guocoland Ltd.	463,102	$592,765
Ho Bee Investment Ltd.	1,179,000	498,912
Hong Leong Asia Ltd.	157,000	102,675
Hotel Properties Ltd.	328,000	309,715
HupSteel Ltd.	498,000	88,823
Jaya Holdings Ltd.	1,528,000	1,100,818
Keppel Telecommunications & Transportation Ltd.	243,538	281,064
Kim Eng Holdings Ltd.	277,000	234,434
K-REIT Asia	572,000	384,081
KS Energy Services Ltd.	109,000	113,597
Midas Holdings Ltd.	177,000	51,378
MobileOne Ltd.	1,228,800	1,564,255
Orchard Parade Holdings Ltd.	273,000	133,664
Raffles Education Corp., Ltd.	1,403,000	701,647
Rotary Engineering Ltd.	9,000	2,770
SC Global Developments Ltd.	391,000	187,337
Singapore Airport Terminal Services Ltd.	1,054,000	1,201,665
Singapore Post Ltd.	2,392,000	1,597,790
SMRT Corp. Ltd.	1,409,000	1,951,332
Stamford Land Corp. Ltd.	605,000	158,687
Straits Trading Co., Ltd.	208,000	520,837
UOB-Kay Hian Holdings Ltd.	1,010,000	883,052
Venture Corp., Ltd.	65,000	350,073
WBL Corp., Ltd.	255,000	552,913
Wing Tai Holdings Ltd.	537,000	353,067

Total Singapore		15,827,872
Spain – 1.0%
Adolfo Dominguez S.A.	10,441	142,260
Cie Automotive S.A.	37,600	220,766
Duro Felguera S.A.*	40,972	279,124
Gestevision Telecinco, S.A.	9,879	99,634
Grupo Empresarial Ence S.A.	68,803	499,650
La Seda de Barcelona S.A. Class B	120,823	113,708
Realia Business S.A.	52,036	202,466
Renta Corp Real Estate S.A.	51,403	291,701
Tubacex S.A.	25,581	159,540
Tubos Reunidos, S.A.	66,518	246,667
Uralita, S.A. Class B	132,962	999,193
Vocento S.A.	81,517	570,224

Total Spain		3,824,933
Sweden – 5.6%
Aangpanneforeningen AB Class B	5,900	128,615
AarhusKarlshamn AB	29,291	488,341
Acando AB	38,000	61,855
Axfood AB	62,699	1,681,505
Axis Communications AB	12,092	132,231
B&B Tools AB Class B	11,200	188,333
BE Group AB	26,400	143,874
Bilia AB Class A	37,743	178,627
Billerud AB	39,690	277,777
Bjoern Borg AB	31,500	144,111
Brostrom AB Class B	101,500	833,369

See Notes to Financial Statements.

WisdomTree International Dividend Funds	89

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Cardo AB	18,807	$428,857
Castellum AB	49,700	424,101
Clas Ohlson AB Class B	34,010	409,715
Connecta AB	20,711	157,425
D. Carnegie & Co. AB	151,396	1,085,626
Eniro AB	413,432	1,417,092
Fabege AB	127,200	700,510
Gunnebo AB	10,800	54,211
Haldex AB	37,200	369,453
Hemtex AB	16,500	89,921
Hoganas AB Class B	25,509	381,387
Holmen AB Class B	30,200	961,514
Husqvarna AB Class A	33,800	246,008
Industrivarden AB	76,400	758,768
Indutrade AB	11,178	183,154
Intrum Justitia AB	67,029	701,749
JM AB	83,800	664,006
KNOW IT AB	3,400	23,210
Kungsleden AB	325,750	2,036,887
Lindab International AB	25,300	303,879
Mekonomen AB	14,200	158,847
Munters AB	28,921	201,164
NCC AB Class B	78,729	762,139
New Wave Group AB Class B	46,761	123,395
Nibe Industrier AB Class B	68,029	466,356
Niscayah Group AB	87,500	121,724
Nobia AB	119,327	379,916
Nordnet AB Class B	23,250	36,512
ORC Software AB	10,300	129,253
Peab AB	92,100	478,150
Peab Industri AB Class B*	24,800	173,567
Q-Med AB	13,504	57,907
Rederi AB Transatlantic	24,400	125,976
Rezidor Hotel Group AB	70,600	202,503
rnb Retail and Brands AB	143,200	167,377
rnb Retail And Brands AB – NEW*	134,361	145,484
Skandinaviska Enskilda Banken AB Class C	5,200	73,457
SkiStar AB	12,500	129,522
Svenska Cellulosa AB Class B	23,000	235,847
TradeDoubler AB	14,450	122,269
Trelleborg AB Class B	84,622	1,152,930
Wihlborgs Fastigheter AB	35,407	478,593

Total Sweden		21,578,999
Switzerland – 0.4%
Galenica AG	509	180,675
Huber & Suhner AG	3,518	138,053
Kudelski S.A.	22,440	273,983
Rieter Holding AG	2,567	773,820
Von Roll Holding AG	2,067	20,647

Total Switzerland		1,387,178
United Kingdom – 17.5%
Aberdeen Asset Management PLC	555,442	1,247,459
Aga Rangemaster Group PLC	34,025	88,546

Investments	Shares	U.S. $ Value

Ashtead Group PLC	140,341	$166,976
Atkins WS PLC	62,214	802,867
BBA Aviation PLC	147,131	298,313
Beazley Group PLC	62,279	130,436
Bellway PLC	136,288	1,311,802
Big Yellow Group PLC	56,365	326,520
Bloomsbury Publishing PLC	149,835	400,610
BlueBay Asset Management PLC	12,446	53,298
Bodycote PLC	291,398	818,058
Bovis Homes Group PLC	157,061	1,055,423
Brewin Dolphin Holdings PLC	105,575	234,757
Brit Insurance Holdings PLC	489,977	1,572,047
British Polythene Industries	8,329	31,919
Britvic PLC	93,921	339,422
Business Post Group PLC	20,035	109,277
Carpetright PLC	103,204	1,101,895
Centaur Media PLC	205,542	189,595
Chaucer Holdings PLC	163,426	160,214
Chesnara PLC	1,983	4,065
Cineworld Group PLC	70,349	142,949
Close Brothers Group PLC	116,758	1,156,080
Collins Stewart PLC	432,630	493,530
Computacenter PLC	52,240	91,718
Cranswick PLC	78,293	914,074
Croda International PLC	113,894	1,225,166
Dairy Crest Group PLC	132,727	946,316
Davis Service Group PLC	159,891	764,506
Debenhams PLC	1,410,801	1,225,907
Development Securities PLC	12,517	86,287
Devro PLC	287,810	400,145
DS Smith PLC	543,173	1,040,791
Dsg International PLC	1,487,932	1,266,407
DTZ Holdings PLC	103,390	234,045
Electrocomponents PLC	783,676	2,283,870
Elementis PLC	113,166	133,130
Enodis PLC	87,311	489,448
Euromoney Institutional Investor PLC	123,851	717,464
F&C Asset Management PLC	572,931	758,256
Fiberweb PLC	146,589	130,644
Filtrona PLC	241,182	693,205
Findel PLC	129,346	234,587
Forth Ports PLC	42,412	1,077,260
Future PLC	104,964	43,031
Galliford Try PLC	693,418	556,192
Game Group PLC	71,515	261,317
Go-Ahead Group PLC	41,265	1,215,827
Greene King PLC	55,838	454,347
Greggs PLC	17,150	956,809
Halfords Group PLC	202,769	936,995
Halma PLC	356,456	1,248,491
Hargreaves Lansdown PLC	26,186	83,899
Headlam Group PLC	6,604	25,514
Helphire PLC	115,737	284,687
Henderson Group PLC	404,628	786,139

See Notes to Financial Statements.

90	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Highway Insurance Group PLC	238,867	$299,102
HMV Group PLC	683,733	1,544,725
Hogg Robinson Group PLC	230,469	137,618
Holidaybreak PLC	9,564	54,892
International Personal Finance PLC	10,889	48,135
Interserve PLC	83,448	447,713
J D Wetherspoon PLC	84,226	351,301
Jardine Lloyd Thompson Group PLC	254,244	2,003,043
John Menzies PLC	20,469	97,597
Keller Group PLC	10,419	123,221
Kier Group PLC	22,768	315,734
Laird Group PLC	117,633	517,373
Lavendon Group PLC	40,733	174,251
Lookers PLC	91,453	75,800
Luminar Group Holdings PLC	59,821	198,328
Management Consulting Group PLC	196,863	117,551
Marshalls PLC	44,250	121,465
Marston’s PLC	159,587	445,884
McBride PLC	62,313	111,070
Melrose PLC	78,116	199,806
Michael Page International PLC	73,068	300,854
Misys PLC	519,533	1,125,141
Mitie Group PLC	289,663	1,066,179
MJ Gleeson Group PLC	70,307	148,503
Morgan Sindall PLC	21,632	171,004
Morse PLC	79,698	61,795
Mucklow A & J Group PLC	36,289	181,113
N. Brown Group PLC	305,679	1,204,134
New Star Asset Management Group PLC	213,555	252,181
Northern Foods PLC	220,622	251,678
Northgate PLC	72,664	263,573
Paragon Group Companies PLC	37,226	43,130
Pendragon PLC	1,703,732	271,188
Premier Farnell PLC	441,962	1,284,073
Premier Foods PLC	624,627	832,241
Provident Financial PLC	95,202	1,444,933
PZ Cussons PLC	402,663	1,270,375
Raymarine PLC	39,578	76,895
Renishaw PLC	67,341	903,240
Restaurant Group PLC	247,810	548,823
Rightmove PLC	6,210	28,060
Robert Walters PLC	39,401	76,024
ROK PLC	73,108	99,037
Rotork PLC	37,936	626,490
Safestore Holdings PLC	30,906	71,890
Savills PLC	145,853	673,986
Schroders PLC	9,859	149,284
Senior PLC	115,406	174,849
Severfield-Rowen PLC	77,466	305,155
Shore Capital Group PLC	327,189	134,135
SIG PLC	62,662	430,293
Smiths News PLC	46,544	59,733
Southern Cross Healthcare Ltd.	52,203	95,841
Spectris PLC	97,441	1,154,127

Investments	Shares	U.S. $ Value

Speedy Hire PLC	8,731	$63,806
Spirax-Sarco Engineering PLC	71,320	1,150,474
Sports Direct International PLC	17,918	17,246
SSL International PLC	141,615	1,131,479
St. Ives Group PLC	107,909	188,976
Sthree PLC	58,154	185,286
Taylor Nelson Sofres PLC	288,309	1,248,767
Topps Tiles PLC	246,724	255,068
Travis Perkins PLC	116,558	1,098,004
Trinity Mirror PLC	494,589	744,935
TT electronics PLC	51,074	80,112
Ultra Electronics Holdings PLC	50,881	1,142,729
Unite Group PLC	30,902	125,034
UTV Media PLC	75,159	168,464
Victrex PLC	83,389	1,062,752
VT Group PLC	120,410	1,116,048
Yule Catto & Co., PLC	53,818	121,589

Total United Kingdom		66,867,867
TOTAL COMMON STOCKS (Cost: $578,804,070)		377,933,266
SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
United States – 0.2%
Columbia Cash Reserves Fund, 2.08%(a) (Cost: $838,318)	838,318	838,318
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND(b) – 0.0%
UBS Private Money Market Fund LLC, 3.01% (Cost: $153,070)(c)	153,070	153,070
TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $579,795,458)(d)		378,924,654
Foreign Currency and Other Assets in Excess of Liabilities – 1.0%		3,706,301

NET ASSETS – 100.0%		$382,630,955

RSP – Risparmio Italian Savings Shares.

*	Non-income producing security.

(a)	Rate shown represents annualized 7-day yield as of September 30, 2008.

(b)	Interest rate shown reflects yield as of September 30, 2008.

(c)	At September 30, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $153,070.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	91

Schedule of Investments (unaudited)

WisdomTree International Real Estate Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.1%
Australia – 24.7%
Abacus Property Group	263,589	$187,127
ALE Property Group	48,338	108,668
APN/UKA European Retail Property Group	419,672	62,897
Aspen Group	112,879	101,504
Australand Property Group	606,116	265,348
Babcock & Brown Japan Property Trust	306,467	141,419
Bunnings Warehouse Property Trust	116,188	164,510
CFS Retail Property Trust	439,798	780,554
Charter Hall Group	103,317	71,717
Commonwealth Property Office Fund	503,468	571,875
DB RREEF Trust	706,552	796,980
FKP Property Group	81,646	247,949
Goodman Group	701,950	1,345,487
GPT Group	1,030,162	1,422,036
ING Industrial Fund	668,889	817,811
ING Office Fund	708,132	793,176
ING Real Estate Community Living Group	293,436	72,911
Lend Lease Corp. Ltd.	174,016	1,260,082
MAC Services Group	5,925	10,749
Macquarie CountryWide Trust	750,831	562,643
Macquarie DDR Trust	689,613	168,630
Macquarie Leisure Trust Group	84,601	98,765
Macquarie Office Trust	1,199,203	737,827
Mirvac Group	551,351	1,061,170
Mirvac Industrial Trust Class U	405,874	57,628
Mirvac Real Estate Investment Trust	20,154	9,856
Peet & Co., Ltd.	19,328	34,456
Stockland	331,716	1,412,951
Sunland Group Ltd.	123,003	233,830
Tishman Speyer Office Fund	214,895	157,644
Trinity Group	20,336	10,748
Valad Property Group	387,611	90,196
Westfield Group	640,284	8,404,136

Total Australia		22,263,280
Austria – 0.4%
IMMOFINANZ AG	96,036	329,148
Belgium – 1.5%
Banimmo Class A	4,682	118,378
Cofinimmo	3,952	682,795
Compagnie Immobiliere de Belgique S.A.	1,612	82,420
Intervest Offices	1,713	64,918
Leasinvest Real Estate SCA	2,092	202,758
Warehouses De Pauw SCA	3,428	187,791
Wereldhave Belgium N.V.	553	39,041

Total Belgium		1,378,101
Denmark – 0.1%
Jeudan A/S	260	25,942
Nordicom A/S	583	35,177

Total Denmark		61,119

Investments	Shares	U.S. $ Value

Finland – 0.5%
Citycon Oyj	41,421	$133,819
Sponda Oyj	39,705	236,472
Technopolis PLC	11,528	79,021

Total Finland		449,312
France – 15.1%
Affine S.A.	4,570	178,134
ANF S.A.	2,245	109,929
Cegereal	654	23,885
Fonciere Des Regions	17,015	1,751,879
Gecina S.A.	23,964	2,558,239
ICADE	12,675	1,014,825
Klepierre	33,465	1,287,041
Les Nouveaux Constructeurs Investissement S.A.	14,018	54,739
Mercialys	13,436	567,696
Societe de la Tour Eiffel	3,006	266,601
Societe Immobiliere De Location pour l’Industrie et le Commerce	5,591	683,246
Unibail-Rodamco	25,753	5,141,044

Total France		13,637,258
Germany – 0.9%
Deutsche Euroshop AG	10,342	334,700
DIC Asset AG	11,812	164,258
IVG Immobilien AG	25,273	241,043
Vivacon AG	5,859	55,387

Total Germany		795,388
Hong Kong – 17.0%
Champion Real Estate Investment Trust	1,012,000	411,873
Cheung Kong (Holdings) Ltd.	249,238	2,768,652
China Overseas Land & Investment Ltd.	290,000	343,621
Guangzhou Investment Co., Ltd.	1,318,000	125,615
GZI Real Estate Investment Trust	334,233	106,326
Hang Lung Group Ltd.	140,649	438,376
Hang Lung Properties Ltd.	483,283	1,112,920
Henderson Land Development Co., Ltd.	255,320	1,118,043
Hysan Development Co., Ltd.	231,115	594,728
Kowloon Development Co., Ltd.	307,398	273,178
Link REIT (The)	317,446	654,979
New World Development Co., Ltd.	494,125	537,760
Prosperity Real Estate Investment Trust	456,905	78,854
Regal Real Estate Investment Trust	832,000	123,230
Shenzhen Investment Ltd.	1,434,000	208,700
Silver Grant International Industries Ltd.	194,000	19,239
Sino Land Co. Ltd.	594,305	650,614
Sun Hung Kai Properties Ltd.	257,871	2,603,835
Sunlight Real Estate Investment Trust	17,000	3,547
Swire Pacific Ltd. Class A	146,959	1,275,707
Swire Pacific Ltd. Class B	439,798	753,355
Tian An China Investment	83,000	30,680
Wharf Holdings Ltd.	327,545	917,540
Wheelock & Co., Ltd.	105,231	188,930

Total Hong Kong		15,340,302

See Notes to Financial Statements.

92	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Real Estate Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Italy – 1.1%
Beni Stabili SpA	624,224	$569,931
Immobiliare Grande Distribuzione	38,919	85,719
Pirelli & C Real Estate SpA	26,216	330,682

Total Italy		986,332
Japan – 12.9%
Advance Residence Investment Corp.	31	110,667
Aeon Mall Co., Ltd.	2,996	87,483
BLife Investment Corp.	19	49,395
Creed Office Investment Corp.	76	123,129
Crescendo Investment Corp.	19	31,999
DA Office Investment Corp.	39	141,431
Daito Trust Construction Co., Ltd.	8,000	291,622
Daiwa House Industry Co., Ltd.	59,000	549,070
Frontier Real Estate Investment Corp.	18	103,085
Fukuoka REIT Corp.	31	157,971
Global One Real Estate Investment Corp.	29	265,238
Hankyu REIT, Inc.	26	122,451
Heiwa Real Estate Co., Ltd.	18,191	63,398
Iida Home Max	23,600	79,359
Japan Excellent, Inc.	42	183,168
Japan Hotel and Resort, Inc.	32	66,010
Japan Logistics Fund, Inc.	13	76,532
Japan Prime Realty Investment Corp.	173	400,867
Japan Real Estate Investment Corp.	93	732,332
Japan Retail Fund Investment Corp.	118	475,712
Japan Single-Residence REIT, Inc.	31	37,931
Joint REIT Investment Corp.	31	62,838
Kenedix Realty Investment Corp.	60	217,586
Kenedix, Inc.	57	31,946
Land Business Co., Ltd.	95	17,950
LaSalle Japan REIT, Inc.	34	62,130
LCP Investment Corp.	67	109,558
Leopalace21 Corp.	25,961	196,606
Meiwa Estate Co., Ltd.	12,466	52,370
MID REIT, Inc.	58	134,558
Mitsubishi Estate Co., Ltd.	37,589	711,665
Mitsui Fudosan Co., Ltd.	33,308	615,240
Mori Hills REIT Investment Corp.	26	106,532
Mori Trust Sogo REIT, Inc.	54	403,353
New City Residence Investment Corp.	133	185,410
Nippon Accommodations Fund, Inc.	26	123,431
Nippon Building Fund, Inc.	97	915,499
Nippon Commercial Investment Corp.	88	185,673
Nippon Hotel Fund Investment Corp.	8	18,236
Nippon Residential Investment Corp.	66	161,573
Nomura Real Estate Holdings, Inc.	11,965	275,556
Nomura Real Estate Office Fund, Inc.	62	414,638
NTT Urban Development Corp.	95	112,570
Orix JREIT, Inc.	53	266,086
Premier Investment Corp.	31	129,647
Prospect Residential Investment Corp.	7	13,734
re-plus residential investment, Inc.	76	121,697

Investments	Shares	U.S. $ Value

Sankei Building Co., Ltd. (The)	4,042	$17,666
Shoei Co., Ltd.	335	3,174
Sumitomo Real Estate Sales Co., Ltd.	3,286	88,986
Sumitomo Realty & Development Co., Ltd.	18,279	381,368
TGR Investment, Inc.	31	45,289
TOC Co., Ltd.	14,509	54,393
Toho Real Estate Co., Ltd.	12,370	60,239
Tokyo Tatemono Co., Ltd.	31,751	145,648
Tokyu Community Corp.	400	6,473
Tokyu Land Corp.	31,168	111,267
Tokyu Livable, Inc.	10,869	53,851
Tokyu REIT, Inc.	57	362,944
Top REIT, Inc.	62	219,583
Tosei Corp	120	36,792
United Urban Investment Corp.	62	266,886

Total Japan		11,649,491
Netherlands – 1.4%
Eurocommercial Properties N.V. Class A	10,223	437,972
Plaza Centers N.V.	68,423	88,726
VastNed Offices/Industrial N.V.	10,654	219,988
VastNed Retail N.V.	6,841	477,097

Total Netherlands		1,223,783
New Zealand – 0.9%
AMP NZ Office Trust	191,277	141,807
Goodman Property Trust	322,293	251,854
ING Property Trust	411,701	195,232
Kiwi Income Property Trust	337,189	261,242

Total New Zealand		850,135
Norway – 0.1%
Norwegian Property ASA	40,000	67,656
Singapore – 6.4%
Allgreen Properties Ltd.	782,756	347,660
Ascendas Real Estate Investment Trust	594,408	777,466
Ascott Residence Trust	37,000	18,245
Cambridge Industrial Trust	4,280	1,302
CapitaCommercial Trust	327,635	300,204
CapitaLand Ltd.	282,589	604,828
CapitaMall Trust	442,786	696,837
CapitaRetail China Trust	50,000	25,180
CDL Hospitality Trusts	121,432	73,044
City Developments Ltd.	121,103	744,559
Fortune Real Estate Investment Trust	477,596	185,149
Frasers Centrepoint Trust	52,432	30,072
Frasers Commercial Trust	1,070	378
GuocoLand Ltd.	135,985	174,059
Ho Bee Investment Ltd.	95,000	40,201
Keppel Land Ltd.	31,168	61,695
K-REIT Asia	143,000	96,020
Macquarie MEAG Prime Real Estate Investment Trust	447,526	258,242
Mapletree Logistics Trust	311,285	158,941
Orchard Parade Holdings Ltd.	17,000	8,323
SC Global Developments Ltd.	37,000	17,728

See Notes to Financial Statements.

WisdomTree International Dividend Funds	93

Schedule of Investments (unaudited) (concluded)

WisdomTree International Real Estate Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Singapore Land Ltd.	126,544	$424,852
Suntec Real Estate Investment Trust	360,828	292,761
United Industrial Corp., Ltd.	118,147	169,407
UOL Group Ltd.	106,000	184,612
Wheelock Properties S Ltd.	57,003	49,041
Wing Tai Holdings Ltd.	117,064	76,967

Total Singapore		5,817,773
Spain – 2.6%
Metrovacesa S.A.	22,228	1,562,689
Parquesol Inmobiliaria y Proyectos S.A.	9,936	195,392
Realia Business S.A.	99,732	388,046
Renta Corp. Real Estate S.A.	36,890	209,343

Total Spain		2,355,470
Sweden – 2.4%
Castellum AB	39,570	337,659
Fabege AB	69,041	380,219
Hufvudstaden AB Class A	33,876	257,492
Klovern AB	58,030	146,474
Kungsleden Fastighet AB	113,587	710,250
Wallenstam Byggnads AB Class B	9,354	116,040
Wihlborgs Fastigheter AB	13,800	186,533

Total Sweden		2,134,667
Switzerland – 0.6%
Allreal Holding AG	3,112	352,485
Intershop Holdings	825	229,565

Total Switzerland		582,050
United Kingdom – 10.5%
Big Yellow Group PLC	24,983	144,725
British Land Co. PLC	117,577	1,560,286
Brixton PLC	68,566	253,597
Capital & Regional PLC	40,281	121,340
Daejan Holdings PLC	2,538	125,085
Derwent London PLC	9,458	175,833
Development Securities PLC	6,104	42,079
DTZ Holdings PLC	27,667	62,630
Grainger PLC	22,284	79,440
Great Portland Estates PLC	29,028	172,556
Hammerson PLC	43,696	756,272
Land Securities Group PLC	136,624	3,044,066
Liberty International PLC	67,867	1,159,492
Mucklow A & J Group PLC	19,298	96,314
Primary Health Properties PLC	15,067	73,989
Safestore Holdings PLC	45,307	105,388
Savills PLC	57,489	265,657
Segro Plc	115,057	854,684
Shaftesbury PLC	19,683	148,230
St. Modwen Properties PLC	28,992	149,863
UNITE Group PLC	14,314	57,917

Investments	Shares	U.S. $ Value

Warner Estate (Holdings) PLC	15,150	$24,304
Workspace Group PLC	19,111	43,943

Total United Kingdom		9,517,690
TOTAL COMMON STOCKS (Cost: $139,644,091)		89,438,955
MUTUAL FUNDS – 0.1%
Australia – 0.1%
Sparkassen Immo Invest Genusscheine (Cost: $61,293)	509	44,685
TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost: $139,705,384)(a)		89,483,640
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.8%		737,696

NET ASSETS – 100.0%		$90,221,336
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

94	WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High-Yielding Equity Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.7%
Argentina – 0.1%
BBVA Banco Frances S.A. ADR	41,340	$197,192
Brazil – 8.0%
AES Tiete S.A.	38,832	283,648
BM&F BOVESPA S.A.	402,783	1,749,823
Bradespar S.A.	50,100	634,772
Cia de Concessoes Rodoviarias	71,398	916,465
Cia Energetica de Minas Gerais	62,726	1,025,299
CPFL Energia S.A.	229,098	4,250,716
EDP - Energias do Brasil S.A.	30,600	371,207
Empresa Brasileira de Aeronautica S.A.	187,900	1,256,596
Equatorial Energia S.A.	40,600	241,838
Eternit S.A.	19,300	59,032
Grendene S.A.	28,998	208,959
Natura Cosmeticos S.A.	105,000	1,018,456
Telecomunicacoes de Sao Paulo S.A.	116,198	2,337,273
Tractebel Energia S.A.	203,098	2,116,317

Total Brazil		16,470,401
Chile – 3.7%
Administradora de Fondos de Pensiones Provida S.A.	144,582	230,828
Banco de Chile	28,640,002	1,896,517
Banco de Credito e Inversiones	21,039	534,372
Banco Santander Chile S.A.	45,741,397	1,809,076
Cia General de Electricidad	80,016	413,726
CorpBanca S.A.	81,752,781	391,559
Empresa Nacional de Telecomunicaciones S.A.	114,675	1,427,196
Madeco S.A.	1,140,213	97,224
Quinenco S.A.	299,042	499,127
Sociedad Matriz Banco de Chile Class B	3,129,379	300,902

Total Chile		7,600,527
China – 0.8%
Beijing Capital Land Ltd. Class H	596,000	83,670
Huaneng Power International, Inc. Class H	747,992	490,354
Jiangsu Expressway Co., Ltd. Class H	264,000	195,169
Weiqiao Textile Co., Ltd. Class H	388,000	188,894
Zhejiang Expressway Co., Ltd. Class H	1,218,000	709,056

Total China		1,667,143
Czech Republic – 2.6%
Komercni Banka A.S.	7,326	1,607,729
Telefonica O2 Czech Republic A.S.	155,976	3,633,950

Total Czech Republic		5,241,679
Hungary – 1.1%
Magyar Telekom Telecommunications PLC	483,391	2,246,329
Indonesia – 1.2%
International Nickel Indonesia Tbk PT	7,620,460	2,484,932
Israel – 3.3%
Avner Oil & Gas Ltd. LP	1,433,163	125,647
Bank Leumi Le-Israel BM	424,036	1,540,837
Bezeq Israeli Telecommunication Corp. Ltd.	553,683	986,809

Investments	Shares	U.S. $ Value

Blue Square-Israel Ltd.	24,332	$249,811
Clal Industries and Investments Ltd.	67,691	233,087
Clal Insurance Enterprise Holdings, Ltd.	35,197	490,271
Delek Automotive Systems Ltd.	45,128	469,045
Harel Insurance Investments & Finances Ltd.	5,121	212,520
IDB Development Corp., Ltd.	16,132	232,617
Industrial Buildings Corp.	80,009	143,197
Ituran Location and Control Ltd.	10,091	111,925
Koor Industries Ltd.	7,782	323,175
Menorah Mivtachim Holdings Ltd.	12,472	91,000
Partner Communications Co.	55,848	1,087,164
Shufersal Ltd.	99,375	487,203

Total Israel		6,784,308
Malaysia – 8.3%
Batu Kawan Bhd	98,500	214,597
Berjaya Corp Bhd	1,491,100	275,047
Berjaya Sports Toto Bhd	457,600	595,512
British American Tobacco (Malaysia) Bhd	109,300	1,317,633
Digi.Com Bhd	194,600	1,266,243
Gamuda Bhd	1,159,100	717,178
Hong Leong Financial Group Bhd	221,600	283,236
IOI Properties Bhd	176,800	225,975
Lafarge Malayan Cement Berhad	173,100	185,042
Malaysia Airports Holdings Bhd	214,800	162,855
Malaysian Bulk Carriers Bhd	512,200	455,289
Malaysian Pacific Industries	40,600	81,377
O.S.K Holdings Bhd	316,700	130,636
O.S.K Property Holdings Bhd	55,254	9,309
Petronas Gas Bhd	437,000	1,256,732
PLUS Expressways Bhd	1,216,100	950,271
Public Bank Bhd	1,106,000	3,212,781
Shell Refining Co. Federation of Malaya Bhd	72,800	222,048
SP Setia Bhd	257,800	232,151
Star Publications Malaysia Bhd	175,200	164,894
Telekom Malaysia Bhd	2,484,000	2,366,745
Tenaga Nasional Bhd	969,400	1,914,864
YTL Power International Bhd	1,730,565	889,789

Total Malaysia		17,130,204
Mexico – 2.4%
Embotelladoras Arca SAB de C.V.	197,998	585,665
Grupo Aeroportuario Del Centro Norte SAB de C.V.	72,900	109,475
Grupo Continental SAB de C.V.	282,296	601,722
Grupo Mexico SAB de C.V. Series B	2,111,357	2,209,859
Kimberly-Clark de Mexico SAB de C.V. Series A	331,696	1,433,966

Total Mexico		4,940,687
Philippines – 2.1%
Aboitiz Equity Ventures, Inc.	1,256,000	186,865
First Gen Corp.	289,800	112,409
First Philippine Holdings Corp.	192,500	79,782
Globe Telecom, Inc.	38,348	835,424
Philippine Long Distance Telephone Co.	52,528	2,997,613

See Notes to Financial Statements.

WisdomTree International Dividend Funds	95

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High-Yielding Equity Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Robinsons Land Corp.	667,000	$107,741
Universal Robina Corp.	467,900	94,475

Total Philippines		4,414,309
Poland – 7.1%
ABG S.A.	15,101	35,739
Bank Handlowy w Warszawie S.A.	36,118	950,612
Bank Pekao S.A.	73,489	5,205,592
KGHM Polska Miedz S.A.	85,709	1,774,466
Polskie Gornictwo Naftowe I Gazownictwo S.A.	1,543,464	2,098,340
Telekomunikacja Polska S.A.	473,386	4,479,473

Total Poland		14,544,222
Russia – 1.0%
Surgutneftegaz-SP ADR	374,400	1,988,063
South Africa – 11.6%
ABSA Group Ltd.	234,463	3,057,973
Adcorp Holdings Ltd.	10,950	37,291
Afgri Ltd.	153,204	91,397
African Bank Investments Ltd.	446,028	1,357,370
Astral Foods Ltd.	13,569	158,129
AVI Ltd.	81,436	147,026
Capital Property Fund	190,800	119,817
City Lodge Hotels Ltd.	5,828	50,674
FirstRand Ltd.	2,022,997	4,082,321
Foschini Ltd.	127,382	607,633
Growthpoint Properties Ltd.	568,176	940,024
Hyprop Investments Ltd.	62,310	296,476
Investec Ltd.	97,951	561,873
JD Group Ltd.	49,138	176,539
Lewis Group Ltd.	40,273	194,492
Massmart Holdings Ltd.	53,687	486,257
Metropolitan Holdings Ltd.	256,617	340,890
Mondi Ltd.	42,456	230,721
Mr. Price Group Ltd.	67,969	182,632
Nedbank Group Ltd.	174,900	2,186,078
Northam Platinum Ltd.	72,827	395,768
Pangbourne Properties Ltd.	118,558	182,548
Peregrine Holdings Ltd.	36,540	42,803
Pick’n Pay Holdings Ltd.	139,587	213,241
Pick’n Pay Stores Ltd.	128,903	459,220
Pretoria Portland Cement Co., Ltd.	189,846	716,452
PSG Group Ltd.	44,632	85,161
Rainbow Chicken Ltd.	57,492	96,507
Real Africa Holdings Ltd.	34,525	16,010
Reunert Ltd.	55,916	388,208
RMB Holdings Ltd.	449,438	1,411,168
Sanlam Ltd.	669,695	1,423,395
Santam Ltd.	28,045	301,426
Sun International Ltd.	24,334	266,624
Telkom S.A. Ltd.	125,608	1,594,550
Truworths International Ltd.	142,156	501,112
Woolworths Holdings Ltd.	361,014	510,088

Total South Africa		23,909,894

Investments	Shares	U.S. $ Value

South Korea – 4.7%
Daishin Securities Co., Ltd.	13,020	$196,333
Korea Exchange Bank	157,680	1,437,077
KT Corp.	58,640	2,035,723
SK Telecom Co., Ltd.	2,943	501,087
SK Telecom Co., Ltd. ADR	134,903	2,538,874
S-Oil Corp.	41,448	2,355,800
Woori Investment & Securities Co., Ltd.	35,700	535,374

Total South Korea		9,600,268
Taiwan – 26.6%
Ability Enterprise Co., Ltd.	160,234	122,025
Advantech Co., Ltd	139,492	264,489
Alpha Networks, Inc.	116,995	78,732
Altek Corp.	74,141	75,359
Asia Cement Corp.	643,480	560,044
Asia Optical Co., Inc.	54,470	71,873
Aten International Co., Ltd.	17,854	23,475
Aurora Corp.	42,256	30,735
Chicony Electronics Co., Ltd.	164,380	248,577
China Electric Manufacturing Corp.	80,000	28,348
China Steel Chemical Corp.	50,050	95,522
China Steel Corp.	2,979,038	2,907,598
China Synthetic Rubber Corp.	92,000	66,630
Chin-Poon Industrial Co., Ltd.	146,000	64,442
Chong Hong Construction Co.	54,999	48,039
Chroma ATE, Inc.	91,611	108,635
Chung Hsin Electric & Machinery Manufacturing Corp.	94,000	38,276
Chung Hung Steel Corp.	483,000	213,189
Chung HWA Pulp	168,000	56,398
Chunghwa Telecom Co., Ltd.	2,081,363	4,832,780
Compal Communications, Inc.	267,646	283,690
Compal Electronics, Inc.	988,908	706,989
Continental Engineering Corp.	195,000	58,673
CTCI Corp.	175,992	117,614
Cyberlink Corp.	15,149	57,919
Delta Electronics, Inc.	513,160	1,307,963
Depo Auto Parts Ind Co., Ltd.	43,000	69,235
DFI, Inc.	18,180	30,515
D-Link Corp.	112,200	94,338
Eastern Media International Corp.	413,121	56,373
Elite Semiconductor Memory Technology, Inc.	39,020	29,412
Eternal Chemical Co., Ltd.	164,900	96,106
Evergreen Marine Corp. (Taiwan) Ltd.	961,000	427,158
Far EasTone Telecommunications Co., Ltd.	1,118,209	1,414,640
Faraday Technology Corp.	109,947	112,095
Feng TAY Enterprise Co., Ltd.	186,000	96,551
Formosa Chemicals & Fibre Corp.	1,711,000	2,914,468
Formosa Petrochemical Corp.	2,297,000	5,262,076
Formosa Plastics Corp.	1,431,000	2,272,947
Formosa Taffeta Co., Ltd.	959,000	605,123
FSP Technology, Inc.	36,900	23,398
Gemtek Technology Corp.	41,678	59,528

See Notes to Financial Statements.

96	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High-Yielding Equity Fund

September 30, 2008

Investments	Shares	U.S. $ Value

GeoVision, Inc.	6,000	$24,432
Globe Union Industrial Corp.	45,068	23,955
Greatek Electronics, Inc.	162,520	128,313
Highwealth Construction Corp.	301,976	162,385
Holtek Semiconductor, Inc.	56,203	42,976
Holystone Enterprise Co., Ltd.	79,685	63,284
Hotai Motor Co., Ltd.	140,000	299,395
HUA ENG Wire & Cable	116,000	21,634
Huaku Development Co., Ltd.	61,800	71,363
Hung Poo Real Estate Development Corp.	83,730	52,833
ICP Electronics, Inc.	34,000	35,932
Infortrend Technology, Inc.	87,935	66,966
Inventec Appliances Corp.	248,595	277,019
Inventec Co., Ltd.	918,300	439,576
ITEQ Corp.	71,143	46,439
Kinpo Electronics, Inc.	399,944	90,751
Kinsus Interconnect Technology Corp.	117,515	159,991
KYE Systems Corp.	92,659	77,764
L&K Engineering Co., Ltd.	69,000	64,021
LEE Chang Yung Chem IND Corp.	242,960	173,697
LITE-ON IT Corp.	193,910	107,890
Lite-On Semiconductor Corp.	132,100	59,539
Lite-On Technology Corp.	1,089,273	922,639
Macronix International	1,222,864	346,659
Makalot Industrial Co., Ltd.	48,000	40,732
Mega Financial Holding Co., Ltd.	3,161,000	1,409,955
Merry Electronics Co., Ltd.	42,000	54,178
MIN AIK Technology Co., Ltd.	16,800	20,366
Mitac International	445,758	211,992
Nan Ya Plastics Corp.	2,563,000	3,724,422
Nan Ya Printed Circuit Board Corp.	262,000	795,655
National Petroleum Co., Ltd.	49,000	27,111
Nien Hsing Textile Co., Ltd.	201,000	65,602
Novatek Microelectronics Corp. Ltd.	236,053	344,121
Oriental Union Chemical Corp.	208,540	111,493
President Securities Corp.	234,369	91,062
Quanta Computer, Inc.	896,703	1,089,819
Radiant Opto-Electronics Corp.	105,730	93,828
Ruentex Development Co., Ltd.	258,000	137,134
Sheng Yu Steel Co., Ltd.	65,000	44,045
Shih Wei Navigation Co., Ltd.	142,975	181,321
Siliconware Precision Industries Co.	1,056,130	1,198,227
Silitech Technology Corp.	22,160	48,079
Sincere Navigation Corp.	179,325	170,008
Sitronix Technology Corp.	14,698	27,914
Sonix Technology Co., Ltd.	29,716	39,903
Springsoft, Inc.	33,290	19,816
Sunplus Technology Co., Ltd.	295,495	132,723
TA Chen Stainless Pipe Co.	157,000	78,570
Taiwan Fire & Marine Insurance Co.	104,000	56,249
Taiwan Mask Corp.	101,000	37,830
Taiwan Navigation Co., Ltd.	106,000	121,085
Taiwan Secom Co., Ltd.	140,000	200,177
Taiwan Semiconductor Manufacturing Co., Ltd.	6,112,131	9,974,259

Investments	Shares	U.S. $ Value

Taiwan Sogo Shin Kong Secs Co.	81,320	$47,142
Teco Electric and Machinery Co., Ltd.	682,000	232,128
Test-Rite International Co.	72,660	39,185
Thye Ming Industrial Co., Ltd.	108,711	58,796
Ton Yi Industrial Corp.	311,000	116,487
Tong-Tai Machine & Tool Co., Ltd.	20,900	13,610
Topco Scientific Co., Ltd.	20,600	18,825
Tung Ho Steel Enterprise Corp.	253,000	207,219
U-Ming Marine Transport Corp.	463,000	647,622
Unimicron Technology Corp.	299,670	234,266
Uni-President Enterprises Co.	997,450	877,418
Unitech Printed Circuit Board Corp.	133,350	51,190
United Integrated Services Co., Ltd.	98,000	52,394
Universal Scientific Industrial Co., Ltd.	422,486	134,606
UPC Technology Corp.	157,239	54,985
USI Corp.	299,000	108,739
Wah Lee Industrial Corp.	49,320	55,189
Wan Hai Lines Ltd.	1,058,600	460,669
Wistron Corp.	424,053	510,105
WPG Holdings Co., Ltd.	253,921	194,161
Yang Ming Marine Transport Corp.	579,571	196,364
Yeun Chyang Industrial Co., Ltd.	54,968	23,835
Yung Shin Pharmaceutical Industrial Co., Ltd.	46,000	37,319

Total Taiwan		54,711,360
Thailand – 6.0%
Advanced Info Service PCL	1,034,790	2,461,602
Asia Plus Securities PCL	962,352	56,023
Bangkok Expressway PCL	211,488	98,744
CalComp Electronics (Thailand) PCL	1,573,278	151,563
Delta Electronics Thai PCL	610,262	286,737
Electricity Generating PCL	136,398	253,932
Glow Energy PCL	470,600	389,386
Hana Microelectronics PCL	272,184	106,975
Hemaraj Land And Development PCL	1,940,300	60,778
IRPC PCL	6,974,100	836,727
Kiatnakin Bank PCL	204,298	102,632
Land and Houses PCL	2,537,200	461,105
LPN Development PCL	273,600	29,430
Major Cineplex Group PCL	240,186	68,138
MCOT PCL	181,586	106,247
Phatra Securities PCL	47,300	31,729
Precious Shipping PCL	379,196	169,204
PTT Aromatics & Refining PCL	1,540,489	942,320
PTT Chemical PCL	320,196	548,799
Ratchaburi Electricity Generating Holding PCL	351,396	363,442
Regional Container Lines PCL	176,700	68,926
Rojana Industrial Park PCL	191,100	59,295
Sahaviriya Steel Industries PCL	2,275,200	46,391
Samart Corp. PCL	341,486	60,043
Shin Corp. PCL	828,300	465,062
Siam Cement PCL	451,396	1,707,408
Siam City Cement PCL	87,598	419,352
Siam Makro PCL	74,100	179,557

See Notes to Financial Statements.

WisdomTree International Dividend Funds	97

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High-Yielding Equity Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Thai Oil PCL	833,294	$1,021,918
Thai Plastic & Chemical PLC	303,300	158,641
Thai Union Frozen Products PCL	224,184	129,847
Thanachart Capital PCL	359,500	112,609
Thoresen Thai Agencies PCL	157,998	120,226
Ticon Industrial Connection PLC	181,400	67,543
Tisco Bank PCL	248,982	113,307

Total Thailand		12,255,638
Turkey – 8.1%
Adana Cimento Class A	69,929	213,473
Akbank TAS	721,150	3,716,390
Akcansa Cimento A.S.	136,132	428,425
Aksigorta A.S.	106,374	368,250
Anadolu Sigorta	60,930	49,377
Arcelik A.S.	94,679	268,170
Cimsa Cimento Sanayi VE Tica	147,415	575,278
Dogus Otomotiv Servis ve Ticaret A.S.	37,940	85,969
Ford Otomotiv Sanayi A.S.	229,384	1,245,279
Otokar Otobus Karoseri Sanayi A.S.	8,102	79,681
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	166,760	169,253
Tupras Turkiye Petrol Rafine	194,382	3,609,296
Turk Traktor ve Ziraat Makineleri A.S.	34,538	213,315
Turkiye Halk Bankasi A.S.	659,395	2,983,100
Turkiye Is Bankasi – C	601,295	2,531,022
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	72,231	143,212

Total Turkey		16,679,490
TOTAL COMMON STOCKS (Cost: $258,138,378)		202,866,646
RIGHTS* – 0.0%
Brazil – 0.0%
EDP – Energias do Brasil S.A., expiring 10/07/08	9,837,387	50,998
South Africa – 0.0%
Super Group, expiring 10/20/08	56,257	272
TOTAL RIGHTS (Cost: $0)		51,270
TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $258,138,378)(a)		202,917,916
Foreign Currency and Other Assets in Excess of Liabilities – 1.3%		2,707,286

NET ASSETS – 100.0%		$205,625,202

ADR – American Depositary Receipt.

LP – Limited Partnership.

*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

98	WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.4%
Argentina – 0.6%
Banco Macro S.A. ADR	10,157	$187,905
BBVA Banco Frances S.A. ADR	35,420	168,953

Total Argentina		356,858
Brazil – 2.8%
AES Tiete S.A.	34,200	249,814
Brascan Residential Properties S.A.	22,100	50,411
Cia de Saneamento de Minas Gerais-COPASA	18,822	197,104
Equatorial Energia S.A.-ORD	38,900	231,712
Eternit S.A.	25,300	77,384
Grendene S.A.	34,544	248,924
Iguatemi Empresa de Shopping Centers S.A.	10,500	73,050
JHSF Participacoes S.A.	16,000	27,372
LPS Brasil Consultoria de Imoveis S.A.	7,400	50,639
Obrascon Huarte Lain Brasil S.A.	10,562	97,848
Positivo Informatica S.A.	9,000	32,614
Rossi Redidencial S.A.	11,200	31,296
Sao Carlos Empreendimentos e Participacoes S.A.	9,700	47,269
Tegma Gestao Logistica	7,500	39,426
Terna Participacoes S.A.	7,300	92,492
Totvs S.A.	3,840	89,582

Total Brazil		1,636,937
Chile – 4.3%
Administradora de Fondos de Pensiones Provida S.A.	131,306	209,632
Almendral S.A.	1,196,919	96,631
Cia Cervecerias Unidas S.A.	43,374	279,743
Cia de Telecomunicaciones de Chile S.A. Class A	111,984	189,958
Cia Sudamericana de Vapores S.A.	80,774	84,994
CorpBanca S.A.	65,481,751	313,627
Empresa Electrica del Norte Grande S.A.	62,496	59,525
Inversiones Aguas Metropolitanas S.A.	203,515	177,226
La Polar S.A.	14,645	41,985
Madeco S.A.	1,180,529	100,662
Quinenco S.A.	224,904	375,384
Sigdo Koppers S.A.	75,289	49,856
Sociedad Matriz Banco de Chile Class B	2,702,617	259,867
Sonda S.A.	94,143	102,478
Vina Concha y Toro S.A.	65,717	116,245

Total Chile		2,457,813
China – 3.4%
Anhui Expressway Co. Class H	296,030	153,651
Beijing Capital Land Ltd. Class H	954,000	133,928
Dalian Port PDA Co., Ltd. Class H	172,000	59,812
Datang International Power Generation Co., Ltd. Class H	298,000	162,734
Dongfang Electric Corp Ltd. Class H	16,800	44,140
Great Wall Motor Co., Ltd. Class H	143,500	59,881
Guangzhou Shipyard Internation Co., Ltd. Class H	34,000	38,973
Hunan Non-Ferrous Metal Corp., Ltd. Class H	414,000	51,188

Investments	Shares	U.S. $ Value

Jiangsu Expressway Co., Ltd. Class H	208,000	$153,769
Lianhua Supermarket Holdings Co., Ltd. Class H	68,000	93,010
Lingbao Gold Co., Ltd. Class H	240,000	60,894
Maanshan Iron & Steel Class H	228,000	69,889
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	52,000	77,019
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	240,000	29,056
Sichuan Xinhua Winshare Chainstore Co., Ltd. Class H	285,000	64,970
Sinopec Shanghai Petrochemical Co., Ltd. Class H	296,000	65,571
Sinotrans, Ltd. Class H	438,000	84,053
Tong Ren Tang Technologies Co., Ltd. Class H	48,000	40,678
Travelsky Technology Ltd. Class H	185,000	91,257
Weiqiao Textile Co., Ltd. Class H	373,500	181,835
Wumart Stores Inc. Class H	122,000	97,420
Xiamen International Port Co., Ltd. Class H	296,000	39,648
Zhuzhou CSR Times Electric Co., Ltd. Class H	129,000	90,715

Total China		1,944,091
Indonesia – 1.0%
Bank Niaga Tbk PT	1,407,500	107,466
Gudang Garam Tbk PT	472,756	295,786
Medco Energi Internasional Tbk PT	404,558	155,517

Total Indonesia		558,769
Israel – 6.7%
Avner Oil & Gas Ltd.-LP	1,295,336	113,564
Blue Square-Israel Ltd.	19,701	202,265
Clal Industries and Investments Ltd.	62,398	214,861
Clal Insurance Enterprise Holdings, Ltd.	27,956	389,409
Delek Automotive Systems Ltd.	43,341	450,472
Discount Investment Corp.	12,231	227,830
Elbit Imaging Ltd.	6,135	125,619
Gazit Globe Ltd.	15,591	125,807
Harel Insurance Investments & Finances Ltd.	3,587	148,859
IDB Development Corp., Ltd.	19,195	276,784
Industrial Buildings Corp.	71,741	128,399
Ituran Location and Control Ltd.	6,777	75,168
Koor Industries Ltd.	5,881	244,229
Menorah Mivtachim Holdings Ltd.	5,635	41,115
Migdal Insurance & Financial Holding Ltd.	157,018	163,018
Mizrahi Tefahot Bank Ltd.	31,728	199,198
Oil Refineries Ltd.	339,440	201,657
Ormat Industries Ltd.	11,132	125,686
Shufersal Ltd.	77,470	379,810

Total Israel		3,833,750
Malaysia – 9.0%
Affin Holdings Bhd	209,080	97,176
Alliance Financial Group Bhd	99,600	71,753
Batu Kawan Bhd	117,110	255,142
Berjaya Corp Bhd	1,077,500	198,755
Berjaya Sports Toto Bhd	490,932	638,889
Gamuda Bhd	900,128	556,942
Hong Leong Financial Group Bhd	234,402	299,599

See Notes to Financial Statements.

WisdomTree International Dividend Funds	99

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

IGB Corp. Bhd	120,800	$48,425
IJM Corp. Bhd	119,212	162,759
IOI Properties Bhd	179,800	229,810
Lafarge Malayan Cement Bhd	159,000	169,970
Malaysia Airports Holdings Bhd	145,000	109,935
Malaysian Bulk Carriers Bhd	541,748	481,554
Malaysian Pacific Industries	40,200	80,575
Media Prima Bhd	107,900	41,060
Multi-Purpose Holdings Bhd	165,200	61,425
OSK Holdings Bhd	331,100	136,576
OSK Property Holdings Bhd	60,199	10,142
POS Malaysia Bhd	225,520	117,919
Sarawak Energy Bhd	243,402	167,571
Shell Refining Co. Federation of Malaya Bhd	99,974	304,931
SP Setia Bhd	283,426	255,228
Star Publications Malaysia Bhd	286,606	269,748
Uchi Technologies Bhd	193,238	60,624
UMW Holdings Bhd	189,226	318,812

Total Malaysia		5,145,320
Mexico – 2.0%
Consorcio ARA S.A.B de C.V.	233,802	129,803
Grupo Aeroportuario Del Centro Norte S.A.B de C.V.	63,500	95,359
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	40,302	197,119
Grupo Continental S.A.B de C.V.	300,856	641,284
Vitro S.A.B de C.V. Series A	61,206	67,738

Total Mexico		1,131,303
Philippines – 2.8%
Aboitiz Equity Ventures, Inc.	1,089,000	162,019
ABS-CBN Holdings Corp. PDR	129,300	42,596
First Gen Corp.	287,574	111,546
First Philippine Holdings Corp.	235,200	97,479
Jollibee Foods Corp.	111,710	118,714
Manila Electric Co.	51,000	63,953
Megaworld Corp.	2,928,000	87,124
Metropolitan Bank & Trust	131,410	92,169
Petron Corp.	949,286	119,039
PNOC Energy Development Corp.	1,227,000	104,315
Robinsons Land Corp.	874,000	141,177
SM Prime Holding, Inc.	1,894,000	334,117
Universal Robina Corp.	572,232	115,541

Total Philippines		1,589,789
Poland – 0.6%
ABG S.A.	22,855	54,091
Asseco Poland S.A.	3,437	88,181
Ciech S.A.	3,536	74,746
Grupa Kety S.A.	1,603	52,356
Grupa Lotos S.A.	6,072	67,650
Impexmetal S.A.	43,598	38,490

Total Poland		375,514

Investments	Shares	U.S. $ Value

South Africa – 16.6%
Aeci Ltd.	18,633	$138,386
Afgri Ltd.	159,694	95,269
African Oxygen Ltd.	95,036	317,336
Allied Electronics Corp. Ltd.	13,718	53,841
Astral Foods Ltd.	14,031	163,513
AVI Ltd.	78,754	142,184
Capital Property Fund	215,657	135,426
Caxton and CTP Publishers and Printers Ltd.	102,562	144,913
City Lodge Hotels Ltd.	6,505	56,561
Discovery Holdings Ltd.	86,393	224,312
Foschini Ltd.	96,870	462,086
Gold Reef Resorts Ltd.	42,608	77,697
Grindrod Ltd.	77,703	167,030
Group Five Ltd.	6,989	47,687
Growthpoint Properties Ltd.	465,323	769,858
Hosken Consolidated Investments Ltd.	6,381	43,145
Hyprop Investments Ltd.	62,085	295,405
Illovo Sugar Ltd.	79,524	239,129
Investec Ltd.	74,454	427,088
JD Group Ltd.	43,719	157,070
JSE Ltd.	8,710	56,842
Lewis Group Ltd.	39,355	190,058
Massmart Holdings Ltd.	45,854	415,312
Medi-Clinic Corp. Ltd.	82,941	181,595
Metropolitan Holdings Ltd.	284,626	378,097
Mondi Ltd.	31,464	170,987
Mr. Price Group Ltd.	75,392	202,577
Northam Platinum Ltd.	78,710	427,738
Pangbourne Properties Ltd.	121,934	187,746
Peregrine Holdings Ltd.	47,618	55,780
Pick’n Pay Holdings Ltd.	140,207	214,188
Pick’n Pay Stores Ltd.	119,638	426,214
PSG Group Ltd.	46,778	89,255
Rainbow Chicken Ltd.	53,584	89,947
Reunert Ltd.	50,330	349,426
Santam Ltd.	24,124	259,284
Spar Group Ltd. (The)	30,613	186,695
Sun International Ltd.	20,953	229,579
Sycom Property Fund	41,484	91,678
Tongaat-Hulett Ltd.	29,996	258,967
Truworths International Ltd.	122,253	430,952
Wilson Bayly Holmes-Ovcon Ltd.	4,526	79,253
Woolworths Holdings Ltd.	286,600	404,946

Total South Africa		9,535,052
South Korea – 7.9%
Bukwang Pharmaceutical Co., Ltd.	7,090	96,338
Cheil Worldwide, Inc.	936	174,489
CJ Home Shopping	2,084	117,413
Daegu Bank	31,912	277,622
Daishin Securities Co., Ltd.	12,310	185,626
Dongbu Corp.	5,846	37,441
Doosan Construction & Engineering Co., Ltd.	11,660	67,915

See Notes to Financial Statements.

100	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Eugene Investment & Securities Co., Ltd.	55,604	$72,790
Glovis Co., Ltd.	1,583	87,875
Halla Climate Control	26,570	231,149
Hanjin Heavy Industries & Construction Co., Ltd.	1,665	47,662
Hankook Tire Co., Ltd.	15,468	212,742
Hanwha Chem Corp.	15,380	137,623
Hotel Shilla Co., Ltd.	5,208	67,746
Hyundai Marine & Fire Insurance Co., Ltd.	10,442	161,784
Hyundai Securities Co.	24,150	232,106
Korea Invesment Holdings Co., Ltd.	4,573	119,350
Korea Kumho Petrochemical Co.	2,830	90,273
Korean Reinsurance Co.	17,366	133,092
Kumho Tire Co., Inc.	13,802	86,909
LG Dacom Corp.	15,074	261,027
LG Telecom Ltd.	30,900	253,713
LS Industrial Systems Co., Ltd.	4,012	163,212
Pusan Bank	29,382	258,046
S1 Corp.	4,987	251,632
Samsung Fine Chemicals Co., Ltd.	3,625	158,281
SFA Engineering Corp.	2,145	93,481
SKC Co., Ltd.	4,296	72,611
Taihan Electric Wire Co., Ltd.	5,630	135,275
Woongjin Coway Co., Ltd.	6,840	170,015
Woongjin Holdings Co., Ltd.	6,480	74,091

Total South Korea		4,529,329
Taiwan – 26.0%
Ability Enterprise Co., Ltd.	146,208	111,344
Advantech Co., Ltd	145,771	276,395
Ali Corp.	42,080	34,335
Alpha Networks, Inc.	122,355	82,340
Altek Corp.	84,848	86,242
AmTRAN Technology Co., Ltd.	81,792	31,525
Asia Optical Co., Inc.	70,060	92,444
Aten International Co., Ltd.	33,507	44,056
Aurora Corp.	69,181	50,319
AV TECH Corp.	14,260	48,757
Avermedia Technologies, Inc.	36,400	28,682
Catcher Technology Co., Ltd.	91,000	282,859
Cathay No .1 Real Estate Investment Trust	270,000	82,918
Cathay Real Estate Development Co., Ltd.	233,000	63,589
Cheng Loong Corp.	343,232	80,443
Cheng Shin Rubber Industry Co., Ltd.	185,966	217,634
Cheng Uei Precision Industry Co., Ltd.	60,500	103,242
Chicony Electronics Co., Ltd.	124,700	188,572
China Electric Manufacturing Corp.	140,000	49,609
China Motor Corp.	325,044	108,107
China Steel Chemical Corp.	49,200	93,899
China Synthetic Rubber Corp.	107,000	77,494
Chin-Poon Industrial Co., Ltd.	140,000	61,794
Chong Hong Construction Co.	65,879	57,542
Chroma ATE, Inc.	70,114	83,143
Chung Hsin Electric & Machinery Manufacturing Corp.	105,000	42,755

Investments	Shares	U.S. $ Value

Chung Hung Steel Corp.	396,000	$174,788
Chung HWA Pulp	248,422	83,395
Compal Communications, Inc.	215,922	228,865
Continental Engineering Corp.	181,000	54,461
CTCI Corp.	159,788	106,785
Cyberlink Corp.	20,199	77,226
CyberTAN Technology, Inc	34,000	30,595
Depo Auto Parts Ind Co., Ltd.	32,000	51,524
DFI, Inc.	31,290	52,520
D-Link Corp.	119,780	100,712
Eastern Media International Corp.	594,319	81,099
Elite Semiconductor Memory Technology, Inc.	61,590	46,425
Epistar Corp.	77,665	101,633
Eternal Chemical Co., Ltd.	174,691	101,812
Everlight Electronics Co., Ltd.	73,365	148,228
Far Eastern Department Stores Co., Ltd.	116,250	74,076
Faraday Technology Corp.	95,827	97,699
Feng Hsin Iron & Steel Co.	142,094	181,971
Feng TAY Enterprise Co., Ltd.	193,000	100,185
Formosa International Hotels Corp.	4,400	48,005
Formosa Taffeta Co., Ltd.	687,032	433,512
FSP Technology, Inc.	57,700	36,588
Gemtek Technology Corp.	41,778	59,671
GeoVision, Inc.	14,000	57,007
Giant Manufacturing Co., Ltd.	39,800	97,856
Gigabyte Technology Co., Ltd.	253,228	127,513
Globe Union Industrial Corp.	59,724	31,745
Greatek Electronics, Inc.	148,980	117,622
Highwealth Construction Corp.	242,575	130,443
Holtek Semiconductor, Inc.	78,295	59,868
Holystone Enterprise Co., Ltd.	74,694	59,321
Hotai Motor Co., Ltd.	171,222	366,165
HUA ENG Wire & Cable Co.,Ltd.	183,000	34,130
Huaku Development Co., Ltd.	76,100	87,876
Hung Poo Real Estate Development Corp.	101,680	64,159
ICP Electronics, Inc.	51,000	53,899
Infortrend Technology, Inc.	100,855	76,805
Inventec Appliances Corp.	233,262	259,933
Inventec Co., Ltd.	735,150	351,906
ITEQ Corp.	88,210	57,579
Jess-Link Products Co., Ltd.	22,000	30,909
KEE TAI Properties Co., Ltd.	169,140	39,378
King Yuan Electronics Co., Ltd.	321,602	106,463
Kinpo Electronics, Inc.	490,788	111,364
Kinsus Interconnect Technology Corp.	93,385	127,140
KYE Systems Corp.	102,059	85,653
L&K Engineering Co., Ltd.	69,000	64,021
Largan Precision Co., Ltd.	18,342	187,003
LEE Chang Yung Chem IND Corp.	203,016	145,140
LITE-ON IT Corp.	383,805	213,546
Lite-On Semiconductor Corp.	130,220	58,691
Macronix International	886,015	251,168
Makalot Industrial Co., Ltd.	60,000	50,915
Merida Industry Co., Ltd.	39,000	62,067

See Notes to Financial Statements.

WisdomTree International Dividend Funds	101

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Merry Electronics Co., Ltd.	58,000	$74,818
Micro-Star International Co., Ltd.	145,705	64,312
MIN AIK Technology Co., Ltd.	39,800	48,248
Mitac International	334,145	158,911
National Petroleum Co., Ltd.	71,000	39,283
Nien Hsing Textile Co., Ltd.	209,000	68,213
Novatek Microelectronics Corp. Ltd.	193,635	282,283
Oriental Union Chemical Corp.	189,940	101,549
Pan-International Industrial	36,750	42,037
Phoenix Precision Technology Corp.	185,575	67,489
Powertech Technology, Inc.	82,128	176,144
President Securities Corp.	234,600	91,152
Radiant Opto-Electronics Corp.	104,880	93,074
Realtek Semiconductor Corp.	74,386	122,314
Richtek Technology Corp.	17,500	92,473
Ruentex Development Co., Ltd.	206,000	109,494
Ruentex Industries Ltd.	120,000	62,291
Sheng Yu Steel Co., Ltd.	84,000	56,920
Shih Wei Navigation Co., Ltd.	106,025	134,461
Shihlin Electric & Engineering Corp.	145,214	134,284
Shin Kong No.1 Real Estate Investment Trust	236,000	67,488
Shin Zu Shing Co., Ltd.	10,795	43,453
Silitech Technology Corp.	31,916	69,246
Sincere Navigation Corp.	190,791	180,878
Sinyi Realty Co.	33,263	40,944
Sitronix Technology Corp.	28,248	53,649
Sonix Technology Co., Ltd.	39,074	52,469
Springsoft, Inc.	52,490	31,245
Sunplus Technology Co., Ltd.	221,177	99,343
TA Chen Stainless Pipe Co.	162,000	81,072
Tainan Spinning Co., Ltd.	262,000	58,391
Taiwan Fire & Marine Insurance Co.	115,000	62,198
Taiwan Glass Industrial Corp.	175,535	98,212
Taiwan Mask Corp.	143,000	53,561
Taiwan Navigation Co., Ltd.	85,000	97,097
Taiwan Secom Co., Ltd.	144,014	205,917
Taiwan-Sogo Shin Kong Secs Co.	60,120	34,852
Teco Electric and Machinery Co., Ltd.	471,442	160,462
Test-Rite International Co.	90,850	48,995
Thye Ming Industrial Co., Ltd.	136,570	73,864
Ton Yi Industrial Corp.	307,000	114,988
Topco Scientific Co., Ltd.	41,140	37,596
Transcend Information, Inc.	67,389	105,781
Tripod Technology Corp.	41,924	78,449
Tung Ho Steel Enterprise Corp.	293,032	240,007
TXC Corp.	37,175	46,683
Unimicron Technology Corp.	231,400	180,896
Unitech Printed Circuit Board Corp.	144,500	55,471
United Integrated Services Co., Ltd.	97,000	51,860
Universal Scientific Industrial Co., Ltd.	320,391	102,078
UPC Technology Corp.	185,399	64,832
USI Corp.	259,000	94,192
Wah Lee Industrial Corp.	51,410	57,528
Walsin Lihwa Corp.	158,000	41,892

Investments	Shares	U.S. $ Value

Wan Hai Lines Ltd.	987,502	$429,729
Winbond Electronics Corp.	529,000	63,306
Wistron NeWeb Corp.	39,950	37,129
WPG Holdings Co., Ltd.	202,671	154,973
Yageo Corp.	212,000	42,174
Yang Ming Marine Transport Corp.	705,314	238,967
Yeun Chyang Industrial Co., Ltd.	100,264	43,476
Yieh Phui Enterprise	149,100	52,139
Yuen Foong Yu Paper Manufacturing Co., Ltd.	425,306	108,404
Yulon Motor Co., Ltd.	246,447	132,142
Yung Shin Pharmaceutical Industrial Co., Ltd.	61,000	49,488
Zinwell Corp.	39,424	53,980
Zyxel Communications Corp.	111,570	71,440

Total Taiwan		14,901,785
Thailand – 9.2%
Bangkok Dusit Medical Service PCL	133,832	122,600
Bangkok Expressway PCL	241,602	112,805
BEC World PCL	228,578	143,874
Big C Supercenter PCL	61,800	77,159
CalComp Electronics (Thailand) PCL	2,263,404	218,047
Charoen Pokphand Foods PCL	1,817,962	218,112
CP ALL PCL	992,390	316,720
Delta Electronics Thai PCL	655,608	308,043
Electricity Generating PCL	128,012	238,320
Glow Energy PCL	266,476	220,488
Hana Microelectronics PCL	336,990	132,446
Kiatnakin Bank PCL	281,206	141,268
Kim Eng Securities Thailand PCL	232,602	83,858
Land and Houses PCL	1,726,008	313,681
Major Cineplex Group PCL	292,006	82,839
MCOT PCL	263,204	154,002
Minor International PCL	311,636	102,221
Phatra Securities PCL	174,476	117,039
Precious Shipping PCL	517,326	230,840
Ratchaburi Electricity Generating Holding PCL	398,996	412,674
Regional Container Lines PCL	266,804	104,072
Siam City Cement PCL	78,848	377,464
Siam Makro PCL	43,800	106,135
Thai Airways International PCL	377,294	132,677
Thai Plastic & Chemical PCL	245,600	128,461
Thai Union Frozen Products PCL	320,910	185,870
Thanachart Capital PCL	277,100	86,798
Thoresen Thai Agencies PCL	163,676	124,547
Ticon Industrial Connection PLC	224,400	83,553
Tisco Bank PCL	344,552	156,800
TPI Polene PCL	369,394	34,931

Total Thailand		5,268,344
Turkey – 5.5%
Adana Cimento Class A	70,431	215,006
Akcansa Cimento A.S.	109,788	345,517
Aksigorta A.S.	98,968	342,611
Albaraka Turk Katilim Bankasi A.S.	31,123	73,951
Anadolu Hayat Emeklilik A.S.	26,651	51,583

See Notes to Financial Statements.

102	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Anadolu Sigorta	76,706	$62,161
Arcelik A.S.	96,888	274,427
Aselsan Elektronik Sanayi Ve Ticaret A.S.	24,940	75,742
Cimsa Cimento Sanayi VE Tica	118,939	464,151
Dogus Otomotiv Servis ve Ticaret A.S.	45,884	103,970
Eczacibasi Ilac Sanayi VE Tica	72,137	65,270
Otokar Otobus Karoseri Sanayi A.S.	7,065	69,483
Sekerbank TAS	38,446	57,472
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	162,734	165,167
Tofas Turk Otomobil Fabrikasi A.S.	75,657	159,529
Turcas Petrolculuk A.S.	28,441	98,458
Turk Traktor ve Ziraat Makineleri A.S.	33,673	207,973
Ulker Biskuvi Sanayi A.S.	45,513	95,968
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	57,674	114,350
Yazicilar Holding A.S. Class A	24,312	119,552

Total Turkey		3,162,341
TOTAL COMMON STOCKS (Cost: $78,794,966)		56,426,995
RIGHTS* – 0.0%
South Africa – 0.0%
Super Group, expiring 10/20/08 (Cost: $0)	68,990	333
WARRANTS* – 0.0%
France – 0.0%
ICE Brent Crude Oil Future., expiring 1/01/19 (Cost: $0)	11,741	—
TOTAL INVESTMENTS IN SECURITIES – 98.4% (Cost: $78,794,966)(a)		56,427,328
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 1.6%		911,144

NET ASSETS – 100.0%		$57,338,472

ADR – American Depositary Receipts.

LP – Limited Partnership

PDR – Philippine Depositary Receipts.

*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	103

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Bahrain – 5.3%
Ahli United Bank	181,021	$181,021
Al-Salam Bank	221,367	123,292
Bahrain Telecom Co.	139,213	251,067
BBK	83,523	151,075
Ithmaar Bank BSC	254,035	142,260

Total Bahrain		848,715
Egypt – 11.5%
Alexandria Mineral Oils Co.	14,668	168,309
Canal Shipping Agencies	17,103	51,724
Commercial International Bank	9,751	71,028
Credit Agricole Egypt SAE	25,857	64,708
Egyptian Co. for Mobile Services	14,757	287,846
Egyptian Financial Group-Hermes Holding SAE	10,368	64,381
El Ezz Steel Co.	7,142	24,384
National Societe Generale Bank SAE	5,921	27,163
Olympic Group Financial Investments	3,503	23,073
Orascom Construction Industries	5,391	313,048
Orascom Telecom Holding SAE	13,991	103,092
Sidi Kerir Petrochemcials Co.	84,762	241,136
Telecom Egypt	155,068	420,422

Total Egypt		1,860,314
Jordan – 7.5%
Arab Bank	18,585	515,447
Housing Bank For Trade And Finance (The)	21,837	286,640
Jordan Cement Factories	8,967	93,277
Jordan Telecom	40,057	322,265

Total Jordan		1,217,629
Kuwait – 28.8%
Al Ahli Bank of Kuwait	55,000	210,152
Bank of Kuwait & Middle East	120,000	296,685
Boubyan Petrochemicals Co.	40,000	128,863
Burgan Bank	80,000	278,704
Commercial Bank of Kuwait	100,000	471,999
Commercial Real Estate Co.	160,000	100,693
Gulf Bank KSC	40,000	191,796
IFA Hotels & Resorts	48,000	151,040
Kuwait Cement Co.	40,000	188,799
Kuwait Finance House	46,000	365,312
Kuwait Investment Projects Co. Holdings	120,000	458,513
Mobile Telecommunications Co. KSC	100,500	549,653
National Bank of Kuwait	100,000	674,283
National Investments Co.	40,000	109,384
National Mobile Telecommunication Co. KSC	17,500	125,866
Noor Financial Investment K.S.C.C.	80,000	73,122
Public Warehousing Co. KSC (The)	90,000	279,828

Total Kuwait		4,654,692
Morocco – 10.0%
Maroc Telecom	73,442	1,608,561
Oman – 5.0%
Bank Muscat SAOG	64,786	192,507
Oman Telecommunications Co.	87,221	447,206
Raysut Cement Co.	28,558	159,480

Total Oman		799,193

Investments	Shares	U.S. $ Value

Qatar – 11.7%
Doha Bank QSC	14,673	$225,645
Industries Qatar	1,144	45,050
Masraf Al Rayan	54,003	278,802
Qatar Electricity & Water Co.	4,289	116,603
Qatar Fuel Co.	1,105	51,556
Qatar Insurance Co.	1,907	89,079
Qatar Islamic Bank	8,119	274,015
Qatar National Bank SAQ	8,682	452,518
Qatar Shipping Co.	16,052	232,305
Qatar Telecom Q-Tel QSC	2,444	98,525
United Development Co.	2,329	31,339

Total Qatar		1,895,437
United Arab Emirates – 17.1%
Abu Dhabi Commercial Bank	65,233	62,689
Arabtec Holding Co.	85,269	290,169
DP World Ltd.	607,366	431,230
Dubai Financial Market	215,469	198,854
Dubai Investments	212,718	177,784
Dubai Islamic Bank	263,173	422,710
Emaar Properties PJSC	173,091	365,196
Emirates NBD PJSC*	247,471	609,708
First Gulf Bank PJSC	10,049	44,592
National Bank of Abu Dhabi PJSC	22,468	90,832
Tamweel PJSC	65,235	67,486

Total United Arab Emirates		2,761,250
United States – 2.0%
Abu Dhabi Commercial Bank P-Certificates*	108,195	103,976
First Gulf Bank PJSC P-Certificates*	16,636	73,823
National Bank of Abu Dhabi PJSC P-Certificates*	37,242	150,562

Total United States		328,361
TOTAL COMMON STOCKS (Cost: $18,728,745)		15,974,152
RIGHTS* – 0.1%
Kuwait – 0.1%
Al Ahli Bank of Kuwait, expiring 12/31/08 (Cost: $0)	9,000	14,160
LONG-TERM INVESTMENTS (Cost: $18,728,745)		15,988,312
SHORT-TERM INVESTMENT – 0.7%
MONEY MARKET FUND
United States – 0.7%
Columbia Cash Reserves Fund, 2.08%(a) (Cost: $111,853)	111,853	111,853
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $18,840,598)(b)		16,100,165
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.3%		50,501

NET ASSETS – 100.0%		$16,150,666
*	Non-income producing security.

(a)	Rate shown represents annualized 7-day yield as of September 30, 2008.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

104	WisdomTree International Dividend Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree International Dividend Funds

September 30, 2008

	WisdomTree DEFA Fund	WisdomTree DEFA High-Yielding Equity Fund	WisdomTree Europe Total Dividend Fund	WisdomTree Europe High-Yielding Equity Fund	WisdomTree Europe SmallCap Dividend Fund
ASSETS:

Investments, at cost	$536,324,449	$209,724,408	$44,338,119	$49,687,562	$40,623,378

Foreign currency, at cost	3,189,538	1,886,974	407,152	762,457	41,292
Investments in securities, at value (including securities on loan) (Note 2)	401,116,611	151,210,947	33,378,906	37,097,979	23,145,597

Cash	1,508,139	1,500,000	150,000	300,000	—

Foreign currency, at value	2,930,869	1,725,365	372,599	695,660	40,105

Receivables:

Investment securities sold	135,778	9,207,466	13,741	34,055	659,322

Foreign currency spot contracts	1,046,732	1,577,926	134,991	198,122	132,762

Dividends and interest	1,493,091	730,497	68,658	128,581	90,736

Foreign tax reclaims	214,267	105,022	45,777	27,973	40,630
Total Assets	408,445,487	166,057,223	34,164,672	38,482,370	24,109,152
LIABILITIES:

Due to foreign custodian	—	—	—	—	141,681

Payables:

Investment securities purchased	1,962,965	3,105,578	497,184	895,133	19,979

Foreign currency spot contracts	1,085,000	1,645,000	140,000	205,000	127,833

Collateral for securities on loan (Note 2)	14,617	35	149	—	2,662

Capital shares redeemed	—	9,483,670	—	—	—

Advisory fees (Note 3)	172,133	83,583	14,256	19,156	16,106

Service fees (Note 2)	1,578	634	131	145	122
Total Liabilities	3,236,293	14,318,500	651,720	1,119,434	308,383
NET ASSETS	$405,209,194	$151,738,723	$33,512,952	$37,362,936	$23,800,769
NET ASSETS:

Paid-in capital	$542,528,593	$212,054,606	$44,153,301	$49,881,149	$48,406,641

Undistributed net investment income	14,244,743	8,943,980	1,408,409	1,821,959	1,619,452

Accumulated net realized loss on investments and foreign currency related transactions	(16,060,151)	(10,587,949)	(1,064,101)	(1,702,075)	(8,728,090)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(135,503,991)	(58,671,914)	(10,984,657)	(12,638,097)	(17,497,234)
NET ASSETS	$405,209,194	$151,738,723	$33,512,952	$37,362,936	$23,800,769
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	8,250,000	3,200,000	700,000	800,000	600,000
Net asset value per share	$49.12	$47.42	$47.88	$46.70	$39.67

See Notes to Financial Statements.

WisdomTree International Dividend Funds	105

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree International Dividend Funds

September 30, 2008

	WisdomTree Japan Total Dividend Fund	WisdomTree Japan High-Yielding Equity Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Pacific ex-Japan Total Dividend Fund	WisdomTree Pacific ex-Japan High-Yielding Equity Fund
ASSETS:

Investments, at cost	$38,008,168	$33,610,936	$94,051,801	$97,431,837	$56,402,598

Foreign currency, at cost	46,640	35,070	180,271	389,971	208,242
Investments in securities, at value (including securities on loan) (Note 2)	28,600,957	26,303,830	69,682,904	68,127,153	39,239,106

Foreign currency, at value	46,154	35,155	178,384	381,240	199,790

Receivables:

Dividends and interest	268,978	343,642	619,547	694,280	621,666

Foreign tax reclaims	—	—	—	102	—
Total Assets	28,916,089	26,682,627	70,480,835	69,202,775	40,060,562
LIABILITIES:

Due to foreign custodian	—	—	—	2,743	—

Payables:

Collateral for securities on loan (Note 2)	5	1	—	503	1,585

Advisory fees (Note 3)	12,065	13,378	35,292	34,261	21,843

Service fees (Note 2)	111	102	268	314	166
Total Liabilities	12,181	13,481	35,560	37,821	23,594
NET ASSETS	$28,903,908	$26,669,146	$70,445,275	$69,164,954	$40,036,968
NET ASSETS:

Paid-in capital	$38,435,352	$37,548,119	$95,992,876	$97,243,167	$57,387,845

Undistributed net investment income	565,787	621,888	1,298,051	4,349,461	2,839,411

Accumulated net realized loss on investments and foreign currency related transactions	(690,418)	(4,194,892)	(2,477,817)	(3,064,403)	(2,974,061)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(9,406,813)	(7,305,969)	(24,367,835)	(29,363,271)	(17,216,227)
NET ASSETS	$28,903,908	$26,669,146	$70,445,275	$69,164,954	$40,036,968
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	700,000	600,000	1,900,000	1,200,000	800,000
Net asset value per share	$41.29	$44.45	$37.08	$57.64	$50.05

See Notes to Financial Statements.

106	WisdomTree International Dividend Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree International Dividend Funds

September 30, 2008

	WisdomTree International LargeCap Dividend Fund	WisdomTree International Dividend Top 100 Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree International Real Estate Fund
ASSETS:

Investments, at cost	$159,797,544	$329,359,699	$254,885,837	$579,795,458	$139,705,384

Foreign currency, at cost	1,925,619	3,612,598	827,630	958,970	278,870
Investments in securities, at value (including securities on loan) (Note 2)	126,165,260	229,285,117	174,686,291	378,924,654	89,483,640

Cash	12,728	2,500	—	—	98,459

Foreign currency, at value	1,758,491	3,283,590	800,444	946,864	272,175

Receivables:

Investment securities sold	—	—	207,615	3,751,416	402,402

Foreign currency spot contracts			—	3,793,407	—

Dividends and interest	441,787	1,334,077	742,400	2,388,094	—

Foreign tax reclaims	99,353	309,012	105,389	180,390	15,454

Capital shares sold	—	—	—	1,054	—
Total Assets	128,477,619	234,214,296	176,542,139	389,985,879	90,272,130
LIABILITIES:

Payables:

Investment securities purchased	—	—	—	3,173,176	—

Foreign currency spot contracts	—	—	—	3,825,720	—

Collateral for securities on loan (Note 2)	—	407	2,833	153,070	—

Advisory fees (Note 3)	54,163	132,140	89,032	201,430	50,412

Service fees (Note 2)	497	1,002	676	1,528	382
Total Liabilities	54,660	133,549	92,541	7,354,924	50,794
NET ASSETS	$128,422,959	$234,080,747	$176,449,598	$382,630,955	$90,221,336
NET ASSETS:

Paid-in capital	$162,017,159	$338,073,471	$256,009,631	$588,590,914	$152,832,920

Undistributed net investment income	4,989,151	15,754,608	6,212,899	15,568,898	917,424

Accumulated net realized loss on investments and foreign currency related transactions	(4,761,735)	(19,238,526)	(5,489,562)	(20,535,882)	(13,295,069)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(33,821,616)	(100,508,806)	(80,283,370)	(200,992,975)	(50,233,939)
NET ASSETS	$128,422,959	$234,080,747	$176,449,598	$382,630,955	$90,221,336
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,600,000	4,700,000	3,700,000	8,500,000	3,100,000
Net asset value per share	$49.39	$49.80	$47.69	$45.02	$29.10

See Notes to Financial Statements.

WisdomTree International Dividend Funds	107

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree International Dividend Funds

September 30, 2008

	WisdomTree Emerging Markets High-Yielding Equity Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Middle East Dividend Fund
ASSETS:

Investments, at cost	$258,138,378	$78,794,966	$18,840,598

Foreign currency, at cost	2,734,258	593,869	256,865
Investments in securities, at value (including securities on loan) (Note 2)	202,917,916	56,427,328	16,100,165

Cash	—	94,915	19,897

Foreign currency, at value	2,721,608	585,917	256,776

Receivables:

Investment securities sold	—	53,434	—

Foreign currency spot contracts	302,099	23,452	—

Dividends and interest	1,045,150	226,930	4,764

Capital shares sold	4,283,891	—	26,683
Total Assets	211,270,664	57,411,976	16,408,285
LIABILITIES:

Due to foreign custodian	1,133,968	—	—

Payables:

Investment securities purchased	4,100,902	17,459	247,826

Foreign currency spot contracts	301,473	24,000	—

Advisory fees (Note 3)	108,362	31,823	7,485

Service fees (Note 2)	757	222	—

Other expenses	—	—	2,308
Total Liabilities	5,645,462	73,504	257,619
NET ASSETS	$205,625,202	$57,338,472	$16,150,666
NET ASSETS:

Paid-in capital	$251,749,108	$81,618,399	$18,960,327

Undistributed net investment income	8,555,697	2,250,692	15,633

Accumulated net realized gain (loss) on investments and foreign currency related transactions	608,383	(4,150,373)	(84,633)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(55,287,986)	(22,380,246)	(2,740,661)
NET ASSETS	$205,625,202	$57,338,472	$16,150,666
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,800,000	1,800,000	800,000
Net asset value per share	$42.84	$31.85	$20.19

See Notes to Financial Statements.

108	WisdomTree International Dividend Funds

Statements of Operations (unaudited)

WisdomTree International Dividend Funds

For the Six Months Ended September 30, 2008

	WisdomTree DEFA Fund	WisdomTree DEFA High-Yielding Equity Fund	WisdomTree Europe Total Dividend Fund	WisdomTree Europe High-Yielding Equity Fund	WisdomTree Europe SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$12,274,725	$7,723,312	$1,245,076	$1,631,883	$1,564,030

Interest	10,420	2,939	—	—	—

Securities lending income (Note 2)	213,919	124,571	13,581	20,956	23,407
Total investment income	12,499,064	7,850,822	1,258,657	1,652,839	1,587,437
EXPENSES:

Advisory fees (Note 3)	1,097,362	646,132	99,558	131,360	121,173

Service fees (Note 2)	10,059	4,902	913	996	919
Total expenses	1,107,421	651,034	100,471	132,356	122,092
Net investment income	11,391,643	7,199,788	1,158,186	1,520,483	1,465,345
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(12,259,517)	(11,306,559)	(386,246)	(2,328,964)	(4,610,427)

In-kind redemptions	182,901	2,278,637	28,236	1,193,289	(1,576,094)

Foreign currency related transactions	(348,365)	(331,755)	(37,193)	(56,087)	(34,064)
Net realized loss	(12,424,981)	(9,359,677)	(395,203)	(1,191,762)	(6,220,585)
Net change in unrealized depreciation from:

Investment transactions	(112,241,064)	(44,541,945)	(10,618,530)	(10,036,810)	(9,080,446)

Translation of assets and liabilities denominated in foreign currencies	(307,504)	(182,266)	(30,828)	(50,834)	(54,297)
Net change in unrealized depreciation	(112,548,568)	(44,724,211)	(10,649,358)	(10,087,644)	(9,134,743)
Net realized and unrealized loss on investments	(124,973,549)	(54,083,888)	(11,044,561)	(11,279,406)	(15,355,328)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(113,581,906)	$(46,884,100)	$(9,886,375)	$(9,758,923)	$(13,889,983)
[1]	Net of foreign withholding tax of $1,361,226, $890,051, $163,561, $218,678 and $193,359, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	109

Statements of Operations (unaudited) (continued)

WisdomTree International Dividend Funds

For the Six Months Ended September 30, 2008

	WisdomTree Japan Total Dividend Fund	WisdomTree Japan High-Yielding Equity Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Pacific ex-Japan Total Dividend Fund	WisdomTree Pacific ex-Japan High-Yielding Equity Fund
INVESTMENT INCOME:

Dividends[1]	$301,860	$371,453	$667,744	$3,333,791	$1,861,471

Interest	282	188	485	2,746	4,601

Securities lending income (Note 2)	371	799	39,947	23,987	10,836
Total investment income	302,513	372,440	708,176	3,360,524	1,876,908
EXPENSES:

Advisory fees (Note 3)	73,808	86,054	217,491	305,238	163,362

Service fees (Note 2)	677	653	1,650	2,798	1,239
Total expenses	74,485	86,707	219,141	308,036	164,601
Net investment income	228,028	285,733	489,035	3,052,488	1,712,307
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(456,605)	(3,478,613)	(2,207,107)	(672,864)	(4,268,650)

In-kind redemptions	—	267,669	767,093	(687,670)	1,620,103

Foreign currency related transactions	(22,341)	(19,790)	(33,912)	4,017	(25,975)
Net realized loss	(478,946)	(3,230,734)	(1,473,926)	(1,356,517)	(2,674,522)
Net change in unrealized depreciation from:

Investment transactions	(4,559,605)	(139,058)	(12,095,734)	(22,935,756)	(11,743,238)

Translation of assets and liabilities denominated in foreign currencies	(433)	(514)	(11,637)	(43,336)	(37,497)
Net change in unrealized depreciation	(4,560,038)	(139,572)	(12,107,371)	(22,979,092)	(11,780,735)
Net realized and unrealized loss on investments	(5,038,984)	(3,370,306)	(13,581,297)	(24,335,609)	(14,455,257)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,810,956)	$(3,084,573)	$(13,092,262)	$(21,283,121)	$(12,742,950)
[1]	Net of foreign withholding tax of $22,263, $27,929, $50,121, $26,543 and $25,088, respectively.

See Notes to Financial Statements.

110	WisdomTree International Dividend Funds

Statements of Operations (unaudited) (continued)

WisdomTree International Dividend Funds

For the Six Months Ended September 30, 2008

	WisdomTree International LargeCap Dividend Fund	WisdomTree International Dividend Top 100 Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree International Real Estate Fund
INVESTMENT INCOME:

Dividends[1]	$4,379,082	$13,349,140	$5,324,103	$12,812,025	$3,048,958

Interest	1,314	—	7,666	3,070	—

Securities lending income (Note 2)	66,337	377,348	108,370	349,980	38,617
Total investment income	4,446,733	13,726,488	5,440,139	13,165,075	3,087,575
EXPENSES:

Advisory fees (Note 3)	365,385	1,019,036	594,695	1,368,867	346,150

Service fees (Note 2)	3,349	7,730	4,512	10,384	2,626
Total expenses	368,734	1,026,766	599,207	1,379,251	348,776
Net investment income	4,077,999	12,699,722	4,840,932	11,785,824	2,738,799
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(1,885,546)	(17,190,036)	(7,975,467)	(29,208,787)	(9,721,761)

In-kind redemptions	27,610	4,488,597	4,825,827	13,525,562	(768,934)

Foreign currency related transactions	(67,857)	(183,615)	(56,809)	(384,389)	(13,683)
Net realized loss	(1,925,793)	(12,885,054)	(3,206,449)	(16,067,614)	(10,504,378)
Net change in unrealized depreciation from:

Investment transactions	(34,089,499)	(78,684,643)	(54,088,296)	(131,130,548)	(33,592,864)

Translation of assets and liabilities denominated in foreign currencies	(197,349)	(405,524)	(120,256)	(281,108)	(17,115)
Net change in unrealized depreciation	(34,286,848)	(79,090,167)	(54,208,552)	(131,411,656)	(33,609,979)
Net realized and unrealized loss on investments	(36,212,641)	(91,975,221)	(57,415,001)	(147,479,270)	(44,114,357)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(32,134,642)	$(79,275,499)	$(52,574,069)	$(135,693,446)	$(41,375,558)
[1]	Net of foreign withholding tax of $510,828, $1,531,241, $536,457, $1,042,031, and $375,384, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	111

Statements of Operations (unaudited) (concluded)

WisdomTree International Dividend Funds

For the Six Months Ended September 30, 2008

	WisdomTree Emerging Markets High-Yielding Equity Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Middle East Dividend Fund*
INVESTMENT INCOME:

Dividends[1]	$8,000,623	$2,287,721	$35,984

Interest	—	—	953

Securities lending income (Note 2)	2,762	5,681	—
Total investment income	8,003,385	2,293,402	36,937
EXPENSES:

Advisory fees (Note 3)	671,203	200,574	16,380

Service fees (Note 2)	4,688	1,401	—

Other expenses	—	—	4,924
Total expenses	675,891	201,975	21,304
Net investment income	7,327,494	2,091,427	15,633
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(772,616)	(3,500,193)	(41,653)

In-kind redemptions	1,860,365	145,362	—

Foreign currency related transactions	(87,781)	(75,341)	(42,980)
Net realized gain (loss)	999,968	(3,430,172)	(84,633)
Net change in unrealized depreciation from:

Investment transactions	(54,030,763)	(19,292,425)	(2,740,433)

Translation of assets and liabilities denominated in foreign currencies	(48,881)	(11,491)	(228)
Net change in unrealized depreciation	(54,079,644)	(19,303,916)	(2,740,661)
Net realized and unrealized loss on investments	(53,079,676)	(22,734,088)	(2,825,294)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(45,752,182)	$(20,642,661)	$(2,809,661)
*	Commencement of investment operations for the Middle East Dividend Fund is July 16, 2008.

[1]	Net of foreign withholding tax of $1,352,897, $377,539, and $0, respectively.

See Notes to Financial Statements.

112	WisdomTree International Dividend Funds

Statements of Changes in Net Assets

WisdomTree International Dividend Funds

	WisdomTree DEFA Fund		WisdomTree DEFA High-Yielding Equity Fund		WisdomTree Europe Total Dividend Fund
	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$11,391,643	$7,518,034	$7,199,788	$8,265,649	$1,158,186	$1,259,697

Net realized gain (loss) on investments and foreign currency related transactions	(12,424,981)	(2,267,371)	(9,359,677)	5,498,296	(395,203)	774,106

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(112,548,568)	(32,236,651)	(44,724,211)	(24,920,627)	(10,649,358)	(3,180,080)
Net decrease in net assets resulting from operations	(113,581,906)	(26,985,988)	(46,884,100)	(11,156,682)	(9,886,375)	(1,146,277)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	(5,488,381)	—	(7,747,821)	—	(1,174,072)

Capital gains	—	(240)	—	—	—	—
Total dividends and distributions	—	(5,488,621)	—	(7,747,821)	—	(1,174,072)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	108,755,505	346,852,750	28,863,492	115,852,135	5,941,896	20,408,449

Cost of shares redeemed	(15,350,582)	(17,295,234)	(70,648,275)	(41,038,331)	(5,941,896)	(12,874,231)
Net increase (decrease) in net assets resulting from capital share transactions	93,404,923	329,557,516	(41,784,783)	74,813,804	—	7,534,218
Net Increase (Decrease) in Net Assets	(20,176,983)	297,082,907	(88,668,883)	55,909,301	(9,886,375)	5,213,869
NET ASSETS:

Beginning of period	$425,386,177	$128,303,270	$240,407,606	$184,498,305	$43,399,327	$38,185,458

End of period	$405,209,194	$425,386,177	$151,738,723	$240,407,606	$33,512,952	$43,399,327
Undistributed net investment income included in net assets at end of period	$14,244,743	$2,853,100	$8,943,980	$1,744,192	$1,408,409	$250,223
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	6,750,000	2,000,000	4,000,000	2,900,000	700,000	600,000

Shares created	1,750,000	5,000,000	500,000	1,700,000	100,000	300,000

Shares redeemed	(250,000)	(250,000)	(1,300,000)	(600,000)	(100,000)	(200,000)
Shares outstanding, end of period	8,250,000	6,750,000	3,200,000	4,000,000	700,000	700,000

See Notes to Financial Statements.

WisdomTree International Dividend Funds	113

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend Funds

	WisdomTree Europe High-Yielding Equity Fund		WisdomTree Europe SmallCap Dividend Fund		WisdomTree Japan Total Dividend Fund
	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,520,483	$1,792,372	$1,465,345	$3,413,206	$228,028	$522,602

Net realized gain (loss) on investments and foreign currency related transactions	(1,191,762)	2,456,461	(6,220,585)	9,524,717	(478,946)	968,250

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(10,087,644)	(7,055,046)	(9,134,743)	(20,721,463)	(4,560,038)	(8,204,133)
Net decrease in net assets resulting from operations	(9,758,923)	(2,806,213)	(13,889,983)	(7,783,540)	(4,810,956)	(6,713,281)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	(1,825,335)	—	(4,161,022)	—	(383,514)

Capital gains	—	(3,186)	—	(477,202)	—	—
Total dividends and distributions	—	(1,828,521)	—	(4,638,224)	—	(383,514)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	11,190,071	20,573,785	5,396,168	37,322,160	4,710,877	5,571,115

Cost of shares redeemed	(11,190,071)	(19,337,315)	(14,483,079)	(125,438,276)	—	(20,771,061)
Net increase (decrease) in net assets resulting from capital share transactions	—	1,236,470	(9,086,911)	(88,116,116)	4,710,877	(15,199,946)
Net Decrease in Net Assets	(9,758,923)	(3,398,264)	(22,976,894)	(100,537,880)	(100,079)	(22,296,741)
NET ASSETS:

Beginning of period	$47,121,859	$50,520,123	$46,777,663	$147,315,543	$29,003,987	$51,300,728

End of period	$37,362,936	$47,121,859	$23,800,769	$46,777,663	$28,903,908	$29,003,987
Undistributed net investment income included in net assets at end of period	$1,821,959	$301,476	$1,619,452	$154,107	$565,787	$337,759
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	800,000	800,000	800,000	2,100,000	600,000	900,000

Shares created	200,000	300,000	100,000	500,000	100,000	100,000

Shares redeemed	(200,000)	(300,000)	(300,000)	(1,800,000)	—	(400,000)
Shares outstanding, end of period	800,000	800,000	600,000	800,000	700,000	600,000

See Notes to Financial Statements.

114	WisdomTree International Dividend Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend Funds

	WisdomTree Japan High-Yielding Equity Fund		WisdomTree Japan SmallCap Dividend Fund		WisdomTree Pacific ex-Japan Total Dividend Fund
	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$285,733	$618,395	$489,035	$1,151,582	$3,052,488	$5,512,629

Net realized gain (loss) on investments and foreign currency related transactions	(3,230,734)	986,663	(1,473,926)	1,193,067	(1,356,517)	17,489,222

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(139,572)	(10,277,807)	(12,107,371)	(14,365,955)	(22,979,092)	(12,592,870)
Net increase (decrease) in net assets resulting from operations	(3,084,573)	(8,672,749)	(13,092,262)	(12,021,306)	(21,283,121)	10,408,981
DIVIDENDS:

Net investment income	—	(784,915)	—	(918,313)	—	(4,868,243)
Total dividends	—	(784,915)	—	(918,313)	—	(4,868,243)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	4,954,617	40,032,961	16,994,409	23,907,075	7,379,046	153,646,234

Cost of shares redeemed	(4,954,617)	(95,890,444)	(8,757,000)	(35,086,783)	(62,938,851)	(87,508,588)
Net increase (decrease) in net assets resulting from capital share transactions	—	(55,857,483)	8,237,409	(11,179,708)	(55,559,805)	66,137,646
Net Increase (Decrease) in Net Assets	(3,084,573)	(65,315,147)	(4,854,853)	(24,119,327)	(76,842,926)	71,678,384
NET ASSETS:

Beginning of period	$29,753,719	$95,068,866	$75,300,128	$99,419,455	$146,007,880	$74,329,496

End of period	$26,669,146	$29,753,719	$70,445,275	$75,300,128	$69,164,954	$146,007,880
Undistributed net investment income included in net assets at end of period	$621,888	$336,155	$1,298,051	$809,016	$4,349,461	$1,296,973
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	600,000	1,600,000	1,700,000	1,900,000	2,000,000	1,100,000

Shares created	100,000	700,000	400,000	500,000	100,000	2,000,000

Shares redeemed	(100,000)	(1,700,000)	(200,000)	(700,000)	(900,000)	(1,100,000)
Shares outstanding, end of period	600,000	600,000	1,900,000	1,700,000	1,200,000	2,000,000

See Notes to Financial Statements.

WisdomTree International Dividend Funds	115

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend Funds

	WisdomTree Pacific ex-Japan High-Yielding Equity Fund		WisdomTree International LargeCap Dividend Fund		WisdomTree International Dividend Top 100 Fund
	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,712,307	$4,461,046	$4,077,999	$3,855,138	$12,699,722	$13,519,358

Net realized gain (loss) on investments and foreign currency related transactions	(2,674,522)	6,377,841	(1,925,793)	(1,933,751)	(12,885,054)	12,109,246

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(11,780,735)	(12,074,415)	(34,286,848)	(6,766,866)	(79,090,167)	(44,615,205)
Net decrease in net assets resulting from operations	(12,742,950)	(1,235,528)	(32,134,642)	(4,845,479)	(79,275,499)	(18,986,601)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	(4,520,878)	—	(3,447,145)	—	(12,188,598)

Capital gains	—	(180,947)	—	—	—	—
Total dividends and distributions	—	(4,701,825)	—	(3,447,145)	—	(12,188,598)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	19,158,117	50,632,968	11,924,241	82,132,069	67,590,960	278,483,343

Cost of shares redeemed	(23,344,666)	(74,934,514)	(6,025,020)	(6,749,879)	(144,719,783)	(135,566,511)
Net increase (decrease) in net assets resulting from capital share transactions	(4,186,549)	(24,301,546)	5,899,221	75,382,190	(77,128,823)	142,916,832
Net Increase (Decrease) in Net Assets	(16,929,499)	(30,238,899)	(26,235,421)	67,089,566	(156,404,322)	111,741,633
NET ASSETS:

Beginning of period	$56,966,467	$87,205,366	$154,658,380	$87,568,814	$390,485,069	$278,743,436

End of period	$40,036,968	$56,966,467	$128,422,959	$154,658,380	$234,080,747	$390,485,069
Undistributed net investment income included in net assets at end of period	$2,839,411	$1,127,104	$4,989,151	$911,152	$15,754,608	$3,054,886
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	900,000	1,300,000	2,500,000	1,400,000	6,100,000	4,200,000

Shares created	300,000	700,000	200,000	1,200,000	1,100,000	3,900,000

Shares redeemed	(400,000)	(1,100,000)	(100,000)	(100,000)	(2,500,000)	(2,000,000)
Shares outstanding, end of period	800,000	900,000	2,600,000	2,500,000	4,700,000	6,100,000

See Notes to Financial Statements.

116	WisdomTree International Dividend Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend Funds

	WisdomTree International MidCap Dividend Fund		WisdomTree International SmallCap Dividend Fund		WisdomTree International Real Estate Fund
	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Period June 5, 2007* through March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$4,840,932	$7,047,605	$11,785,824	$14,098,203	2,738,799	$1,841,632

Net realized gain (loss) on investments and foreign currency related transactions	(3,206,449)	14,466,460	(16,067,614)	13,814,111	(10,504,378)	(2,740,853)

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(54,208,552)	(38,272,072)	(131,411,656)	(91,341,062)	(33,609,979)	(16,623,960)
Net decrease in net assets resulting from operations	(52,574,069)	(16,758,007)	(135,693,446)	(63,428,748)	(41,375,558)	(17,523,181)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	(6,337,642)	—	(12,285,036)	—	(3,712,845)

Capital gains	—	(427,245)	—	(516,519)	—	—
Total dividends and distributions	—	(6,764,887)	—	(12,801,555)	—	(3,712,845)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	40,945,171	206,685,452	88,325,546	363,319,045	25,062,530	134,198,141

Cost of shares redeemed	(31,025,478)	(132,947,933)	(52,761,687)	(102,643,696)	(6,427,851)	—
Net increase in net assets resulting from capital share transactions	9,919,693	73,737,519	35,563,859	260,675,349	18,634,679	134,198,141
Net Increase (Decrease) in Net Assets	(42,654,376)	50,214,625	(100,129,587)	184,445,046	(22,740,879)	112,962,115
NET ASSETS:

Beginning of period	$219,103,974	$168,889,349	$482,760,542	$298,315,496	$112,962,215	$100

End of period	$176,449,598	$219,103,974	$382,630,955	$482,760,542	$90,221,336	$112,962,215
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$6,212,899	$1,371,967	$15,568,898	$3,783,074	$917,424	$(1,821,375)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,500,000	2,500,000	7,900,000	4,400,000	2,700,002	—

Shares created	700,000	2,900,000	1,500,000	5,100,000	600,000	2,700,002

Shares redeemed	(500,000)	(1,900,000)	(900,000)	(1,600,000)	(200,002)	—
Shares outstanding, end of period	3,700,000	3,500,000	8,500,000	7,900,000	3,100,000	2,700,002
*	Commencement of investment operations.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	117

Statements of Changes in Net Assets (concluded)

WisdomTree International Dividend Funds

	WisdomTree Emerging Markets High-Yielding Equity Fund		WisdomTree Emerging Markets SmallCap Dividend Fund		WisdomTree Middle East Dividend Fund
	For the Six Months Ended September 30, 2008 (unaudited)	For the Period July 13, 2007* through March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Period October 30, 2007* through March 31, 2008	For the Period July 16, 2008* through September 30, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS:

Net investment income	$7,327,494	$2,395,869	$2,091,427	$285,373	$15,633

Net realized gain (loss) on investments and foreign currency related transactions	999,968	(290,292)	(3,430,172)	(813,422)	(84,633)

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(54,079,644)	(1,208,342)	(19,303,916)	(3,076,330)	(2,740,661)
Net increase (decrease) in net assets resulting from operations	(45,752,182)	897,235	(20,642,661)	(3,604,379)	(2,809,661)
DIVIDENDS:

Net investment income	—	(1,268,919)	—	(33,677)	—
Total dividends	—	(1,268,919)	—	(33,677)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	106,160,695	166,184,876	29,401,014	56,379,470	18,960,327

Cost of shares redeemed	(20,596,603)	—	(4,161,395)	—	—
Net increase in net assets resulting from capital share transactions	85,564,092	166,184,876	25,239,619	56,379,470	18,960,327
Net Increase in Net Assets	39,811,910	165,813,192	4,596,958	52,741,414	16,150,666
NET ASSETS:

Beginning of period	$165,813,292	$100	$52,741,514	$100	$—

End of period	$205,625,202	$165,813,292	$57,338,472	$52,741,514	$16,150,666
Undistributed net investment income included in net assets at end of period	$8,555,697	$1,228,203	$2,250,692	$159,265	$15,633
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,200,002	—	1,200,002	—	—

Shares created	2,000,000	3,200,002	700,000	1,200,002	800,000

Shares redeemed	(400,002)	—	(100,002)	—	—
Shares outstanding, end of period	4,800,000	3,200,002	1,800,000	1,200,002	800,000
*	Commencement of investment operations.

See Notes to Financial Statements.

118	WisdomTree International Dividend Funds

Financial Highlights

WisdomTree International Dividend Funds

September 30, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree DEFA Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$63.02	$64.15	$49.94
Investment operations:
Net investment income[2]	1.50	1.70	0.86
Net realized and unrealized gain (loss)	(15.40)	(1.92)	13.58
Total from investment operations	(13.90)	(0.22)	14.44
Dividends and distributions to shareholders:
Net investment income	—	(0.91)	(0.21)[3]
Capital gains	—	(0.00)[3]	(0.02)
Total dividends and distributions to shareholders	—	(0.91)	(0.23)
Net asset value, end of period	$49.12	$63.02	$64.15

TOTAL RETURN[4]	(22.06)%	(0.44)%	28.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$405,209	$425,386	$128,303
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.48%[5]	0.48%	0.48%[5]
Expenses, prior to expense reimbursements/waivers	0.48%[5]	0.48%	0.51%[5]
Net investment income	4.98%[5]	2.54%	1.97%[5]
Portfolio turnover rate[6]	16%	10%	11%

WisdomTree DEFA High-Yielding Equity Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$60.10	$63.62	$49.77
Investment operations:
Net investment income[2]	1.91	2.20	1.19
Net realized and unrealized gain (loss)	(14.59)	(3.78)	12.94
Total from investment operations	(12.68)	(1.58)	14.13
Dividends to shareholders:
Net investment income	—	(1.94)	(0.28)
Total dividends to shareholders	—	(1.94)	(0.28)
Net asset value, end of period	$47.42	$60.10	$63.62

TOTAL RETURN[4]	(21.10)%	(2.72)%	28.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$151,739	$240,408	$184,498
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%[5]
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.61%[5]
Net investment income	6.46%[5]	3.32%	2.71%[5]
Portfolio turnover rate[6]	22%	16%	19%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	119

Financial Highlights (continued)

WisdomTree International Dividend Funds

September 30, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Total Dividend Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$62.00	$63.64	$49.95
Investment operations:
Net investment income[2]	1.65	1.71	0.73
Net realized and unrealized gain (loss)	(15.77)	(1.88)	13.17
Total from investment operations	(14.12)	(0.17)	13.90
Dividends and distributions to shareholders:
Net investment income	—	(1.47)	(0.21)
Capital gains	—	—	(0.00)[3]
Total dividends and distributions to shareholders	—	(1.47)	(0.21)
Net asset value, end of period	$47.88	$62.00	$63.64

TOTAL RETURN[4]	(22.77)%	(0.43)%	27.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$33,513	$43,399	$38,185
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.48%[5]	0.48%	0.48%[5]
Expenses, prior to expense reimbursements/waivers	0.48%[5]	0.48%	0.58%[5]
Net investment income	5.58%[5]	2.55%	1.71%[5]
Portfolio turnover rate[6]	19%	15%	24%

WisdomTree Europe High-Yielding Equity Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$58.90	$63.15	$49.83
Investment operations:
Net investment income[2]	1.90	2.16	1.09
Net realized and unrealized gain (loss)	(14.10)	(4.38)	12.55
Total from investment operations	(12.20)	(2.22)	13.64
Dividends and distributions to shareholders:
Net investment income	—	(2.03)	(0.32)
Capital gains	—	(0.00)[3]	—
Total dividends and distributions to shareholders	—	(2.03)	(0.32)
Net asset value, end of period	$46.70	$58.90	$63.15

TOTAL RETURN[4]	(20.71)%	(3.76)%	27.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$37,363	$47,122	$50,520
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%[5]
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.65%[5]
Net investment income	6.71%[5]	3.32%	2.44%[5]
Portfolio turnover rate[6]	25%	21%	24%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

120	WisdomTree International Dividend Funds

Financial Highlights (continued)

WisdomTree International Dividend Funds

September 30, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe SmallCap Dividend Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$58.47	$70.15	$50.42
Investment operations:
Net investment income[2]	1.90	2.32	1.31
Net realized and unrealized gain (loss)	(20.70)	(9.78)	18.89
Total from investment operations	(18.80)	(7.46)	20.20
Dividends to shareholders:
Net investment income	—	(4.22)	(0.47)
Total dividends to shareholders	—	(4.22)	(0.47)
Net asset value, end of period	$39.67	$58.47	$70.15

TOTAL RETURN[3]	(32.15)%	(10.72)%	40.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$23,801	$46,778	$147,316
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.62%[4]
Net investment income	7.01%[4]	3.33%	2.99%[4]
Portfolio turnover rate[5]	36%	22%	47%

WisdomTree Japan Total Dividend Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$48.34	$57.00	$50.32
Investment operations:
Net investment income[2]	0.35	0.64	0.56
Net realized and unrealized gain (loss)	(7.40)	(8.82)	6.33
Total from investment operations	(7.05)	(8.18)	6.89
Dividends to shareholders:
Net investment income	—	(0.48)	(0.21)
Total dividends to shareholders	—	(0.48)	(0.21)
Net asset value, end of period	$41.29	$48.34	$57.00

TOTAL RETURN[3]	(14.58)%	(14.39)%	13.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$28,904	$29,004	$51,301
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.48%[4]	0.48%	0.48%[4]
Expenses, prior to expense reimbursements	0.48%[4]	0.48%	0.54%[4]
Net investment income	1.48%[4]	1.17%	1.40%[4]
Portfolio turnover rate[5]	5%	1%	6%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	121

Financial Highlights (continued)

WisdomTree International Dividend Funds

September 30, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan High-Yielding Equity Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$49.59	$59.42	$50.14
Investment operations:
Net investment income[2]	0.48	0.65	1.18
Net realized and unrealized gain (loss)	(5.62)	(9.50)	8.44
Total from investment operations	(5.14)	(8.85)	9.62
Dividends to shareholders:
Net investment income	—	(0.98)	(0.34)
Total dividends to shareholders	—	(0.98)	(0.34)
Net asset value, end of period	$44.45	$49.59	$59.42

TOTAL RETURN[3]	(10.36)%	(14.96)%	19.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$26,669	$29,754	$95,069
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[4]	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%[4]	0.58%	0.64%[4]
Net investment income	1.93%[4]	1.18%	3.00%[4]
Portfolio turnover rate[5]	40%	1%	6%

WisdomTree Japan SmallCap Dividend Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$44.29	$52.33	$50.69
Investment operations:
Net investment income[2]	0.28	0.69	0.95
Net realized and unrealized gain (loss)	(7.49)	(8.12)	0.74
Total from investment operations	(7.21)	(7.43)	1.69
Dividends to shareholders:
Net investment income	—	(0.61)	(0.05)
Total dividends to shareholders	—	(0.61)	(0.05)
Net asset value, end of period	$37.08	$44.29	$52.33

TOTAL RETURN[3]	(16.28)%	(14.23)%	3.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$70,445	$75,300	$99,419
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.64%[4]
Net investment income	1.30%[4]	1.44%	2.75%[4]
Portfolio turnover rate[5]	11%	3%	25%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

122	WisdomTree International Dividend Funds

Financial Highlights (continued)

WisdomTree International Dividend Funds

September 30, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Pacific ex-Japan Total Dividend Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$73.00	$67.57	$49.71
Investment operations:
Net investment income[2]	1.80	2.69	1.40
Net realized and unrealized gain (loss)	(17.16)	4.61	16.85
Total from investment operations	(15.36)	7.30	18.25
Dividends to shareholders:
Net investment income	—	(1.87)	(0.39)
Total dividends to shareholders	—	(1.87)	(0.39)
Net asset value, end of period	$57.64	$73.00	$67.57

TOTAL RETURN[3]	(21.04)%	(10.58)%	36.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$69,165	$146,008	$74,329
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.48%[4]	0.48%	0.48%[4]
Expenses, prior to expense reimbursements	0.48%[4]	0.48%	0.54%[4]
Net investment income	4.80%[4]	3.42%	3.31%[4]
Portfolio turnover rate[5]	16%	12%	21%

WisdomTree Pacific ex-Japan High-Yielding Equity Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$63.30	$67.08	$49.02
Investment operations:
Net investment income[2]	1.87	3.24	2.18
Net realized and unrealized gain (loss)	(15.12)	(3.40)	16.40
Total from investment operations	(13.25)	(0.16)	18.58
Dividends and distributions to shareholders:
Net investment income	—	(3.48)	(0.52)
Capital gains	—	(0.14)	—
Total dividends and distributions to shareholders	—	(3.62)	(0.52)
Net asset value, end of period	$50.05	$63.30	$67.08

TOTAL RETURN[3]	(20.93)%	(0.69)%	38.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$40,037	$56,966	$87,205
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.63%[4]
Net investment income	6.08%[4]	4.42%	5.11%[4]
Portfolio turnover rate[5]	28%	16%	7%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	123

Financial Highlights (continued)

WisdomTree International Dividend Funds

September 30, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International LargeCap Dividend Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$61.86	$62.55	$49.86
Investment operations:
Net investment income[2]	1.61	1.80	0.85
Net realized and unrealized gain (loss)	(14.08)	(1.11)	12.14
Total from investment operations	(12.47)	0.69	12.99
Dividends to shareholders:
Net investment income	—	(1.38)	(0.30)
Total dividends to shareholders	—	(1.38)	(0.30)
Net asset value, end of period	$49.39	$61.86	$62.55

TOTAL RETURN[3]	(20.16)%	0.93%	26.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$128,423	$154,658	$87,569
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.48%[4]	0.48%	0.48%[4]
Expenses, prior to expense reimbursements/waivers	0.48%[4]	0.48%	0.52%[4]
Net investment income	5.36%[4]	2.69%	1.99%[4]
Portfolio turnover rate[5]	16%	15%	8%

WisdomTree International Dividend Top 100 Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$64.01	$66.37	$49.77
Investment operations:
Net investment income[2]	2.25	2.29	1.03
Net realized and unrealized gain (loss)	(16.46)	(2.86)	15.80
Total from investment operations	(14.21)	(0.57)	16.83
Dividends and distributions to shareholders:
Net investment income	—	(1.79)	(0.22)
Capital gains	—	—	(0.01)
Total dividends and distributions to shareholders	—	(1.79)	(0.23)
Net asset value, end of period	$49.80	$64.01	$66.37

TOTAL RETURN[3]	(22.20)%	(1.05)%	33.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$234,081	$390,485	$278,743
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.60%[4]
Net investment income	7.23%[4]	3.28%	2.30%[4]
Portfolio turnover rate[5]	30%	24%	8%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

124	WisdomTree International Dividend Funds

Financial Highlights (continued)

WisdomTree International Dividend Funds

September 30, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International MidCap Dividend Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$62.60	$67.56	$50.13
Investment operations:
Net investment income[2]	1.39	1.92	1.08
Net realized and unrealized gain (loss)	(16.30)	(4.95)	16.73
Total from investment operations	(14.91)	(3.03)	17.81
Dividends and distributions to shareholders:
Net investment income	—	(1.81)	(0.38)
Capital gains	—	(0.12)	—
Total dividends and distributions to shareholders	—	(1.93)	(0.38)
Net asset value, end of period	$47.69	$62.60	$67.56

TOTAL RETURN[3]	(23.82)%	(4.61)%	35.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$176,450	$219,104	$168,889
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.61%[4]
Net investment income	4.72%[4]	2.76%	2.53%[4]
Portfolio turnover rate[5]	18%	18%	44%

WisdomTree International SmallCap Dividend Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$61.11	$67.80	$50.35
Investment operations:
Net investment income[2]	1.42	1.86	1.43
Net realized and unrealized gain (loss)	(17.51)	(7.08)	16.28
Total from investment operations	(16.09)	(5.22)	17.71
Dividends and distributions to shareholders:
Net investment income	—	(1.41)	(0.26)
Capital gains	—	(0.06)	—
Total dividends and distributions to shareholders	—	(1.47)	(0.26)
Net asset value, end of period	$45.02	$61.11	$67.80

TOTAL RETURN[3]	(26.33)%	(7.79)%	35.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$382,631	$482,761	$298,315
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.60%[4]
Net investment income	4.99%[4]	2.71%	3.33%[4]
Portfolio turnover rate[5]	23%	17%	39%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	125

Financial Highlights (continued)

WisdomTree International Dividend Funds

September 30, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Real Estate Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Period June 5, 2007[1] through March 31, 2008
Net asset value, beginning of period	$41.84	$51.89
Investment operations:
Net investment income[2]	0.88	1.22
Net realized and unrealized loss	(13.62)	(9.32)
Total from investment operations	(12.74)	(8.10)
Dividends to shareholders:
Net investment income	—	(1.95)
Total dividends to shareholders	—	(1.95)
Net asset value, end of period	$29.10	$41.84

TOTAL RETURN[3]	(30.45)%	(15.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$90,221	$112,962
Ratio to average net assets of:
Net expenses	0.58%[4]	0.58%[4]
Net investment income	4.59%[4]	3.17%[4]
Portfolio turnover rate[5]	23%	15%

WisdomTree Emerging Markets High-Yielding Equity Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Period July 13, 2007[1] through March 31, 2008
Net asset value, beginning of period	$51.82	$50.68
Investment operations:
Net investment income[2]	1.80	1.12
Net realized and unrealized gain (loss)	(10.78)	0.51
Total from investment operations	(8.98)	1.63
Dividends to shareholders:
Net investment income	—	(0.49)
Total dividends to shareholders	—	(0.49)
Net asset value, end of period	$42.84	$51.82

TOTAL RETURN[3]	(17.33)%	3.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$205,625	$165,813
Ratio to average net assets of:
Net expenses	0.63%[4]	0.63%[4]
Net investment income	6.88%[4]	3.18%[4]
Portfolio turnover rate[5]	52%	3%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

126	WisdomTree International Dividend Funds

Financial Highlights (concluded)

WisdomTree International Dividend Funds

September 30, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Period October 30, 2007[1] through March 31, 2008
Net asset value, beginning of period	$43.95	$51.50
Investment operations:
Net investment income[2]	1.34	0.37
Net realized and unrealized loss	(13.44)	(7.87)
Total from investment operations	(12.10)	(7.50)
Dividends to shareholders:
Net investment income	—	(0.05)
Total dividends to shareholders	—	(0.05)
Net asset value, end of period	$31.85	$43.95

TOTAL RETURN[3]	(27.53)%	(14.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$57,338	$52,742
Ratio to average net assets of:
Net expenses	0.63%[4]	0.63%[4]
Net investment income	6.57%[4]	1.99%[4]
Portfolio turnover rate[5]	46%	6%

WisdomTree Middle East Dividend Fund	For the Period July 16, 2008[1] through September 30, 2008 (unaudited)
Net asset value, beginning of period	$24.59
Investment operations:
Net investment income[2]	0.02
Net realized and unrealized loss	(4.42)
Total from investment operations	(4.40)
Net asset value, end of period	$20.19

TOTAL RETURN[3]	(17.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$16,151
Ratio to average net assets of:
Net expenses	0.88%[4]
Net investment income	0.65%[4]
Portfolio turnover rate[5]	0%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	127

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2008, the Trust offered 49 investment funds (each a “Fund”, collectively, the “Funds”). The Funds described herein, commenced operations on June 16, 2006, with the exception of the International Real Estate Fund, Emerging Markets High-Yielding Equity Fund, Emerging Markets SmallCap Dividend Fund and Middle East Dividend Fund which commenced operations on June 5, 2007, July 13, 2007, October 30, 2007 and July 16, 2008, respectively.

These financial statements relate only to the WisdomTree DEFA Fund (“DEFA Fund”), WisdomTree DEFA High-Yielding Equity Fund (“DEFA High-Yielding Equity Fund”), WisdomTree Europe Total Dividend Fund (“Europe Total Dividend Fund”), WisdomTree Europe High-Yielding Equity Fund (“Europe High-Yielding Equity Fund”), WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”), WisdomTree Japan Total Dividend Fund (“Japan Total Dividend Fund”), WisdomTree Japan High-Yielding Equity Fund (“Japan High-Yielding Equity Fund”), WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”), WisdomTree Pacific ex-Japan Total Dividend Fund (“Pacific ex-Japan Total Dividend Fund”), WisdomTree Pacific ex-Japan High-Yielding Equity Fund (“Pacific ex-Japan High-Yielding Equity Fund”), WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”), WisdomTree International Dividend Top 100 Fund (“International Dividend Top 100 Fund”), WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”), WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”), WisdomTree International Real Estate Fund (“International Real Estate Fund”), WisdomTree Emerging Markets High-Yielding Equity Fund (“Emerging Markets High-Yielding Equity Fund”), WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”), and WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”), together the “International Dividend Funds”.

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). Each Fund described herein is considered to be non-diversified.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

128	WisdomTree International Dividend Funds

Notes to Financial Statements (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of September 30, 2008 in valuing each Fund’s assets carried at fair value:

Fund	Level 1 – Quoted Prices Valuation Inputs	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
DEFA Fund	$401,116,611	$—	$—	$401,116,611
DEFA High-Yielding Equity Fund	151,198,104	12,843	—	151,210,947
Europe Total Dividend Fund	33,378,906	—	—	33,378,906
Europe High-Yielding Equity Fund	37,097,979	—	—	37,097,979
Europe SmallCap Dividend Fund	23,145,597	—	—	23,145,597
Japan Total Dividend Fund	28,600,957	—	—	28,600,957
Japan High-Yielding Equity Fund	26,303,830	—	—	26,303,830
Japan SmallCap Dividend Fund	69,682,904	—	—	69,682,904
Pacific ex-Japan Total Dividend Fund	68,057,117	70,036	—	68,127,153
Pacific ex-Japan High-Yielding Equity Fund	39,172,050	67,056	—	39,239,106
International LargeCap Dividend Fund	126,165,260	—	—	126,165,260
International Dividend Top 100 Fund	229,285,117	—	—	229,285,117
International MidCap Dividend Fund	174,686,291	—	—	174,686,291
International SmallCap Dividend Fund	378,486,557	438,097	—	378,924,654
International Real Estate Fund	89,483,640	—	—	89,483,640
Emerging Markets High-Yielding Equity Fund	202,917,916	—	—	202,917,916
Emerging Markets SmallCap Dividend Fund	56,427,328	—	—	56,427,328
Middle East Dividend Fund	16,086,005	14,160	—	16,100,165

(b) Investment Transactions — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

(d) Investment Income — Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

(e) Expenses/Reimbursements — WisdomTree Asset Management, Inc. (“WTAM”) has agreed to pay all expenses of the Funds (other than the Middle East Dividend Fund), except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

WisdomTree International Dividend Funds	129

Notes to Financial Statements (continued)

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund (other than the Middle East Dividend Fund), of up to 0.0044% of each Fund’s average daily net assets. WTAM has agreed to limit the total expenses of the Middle East Dividend Fund to 0.88% through March 31, 2009. Trustees fees, which are included in Service Fees on the Statements of Operations, of $171,869 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the six month period ended September 30, 2008.

(f) Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

(g) Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

The Funds adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. Management has evaluated the application of FIN 48 to the Funds, and has determined that there is no impact resulting from the adoption of this interpretation on the Funds’ financial statements.

(h) Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

130	WisdomTree International Dividend Funds

Notes to Financial Statements (continued)

3. ADVISER FEES

Adviser Fees — As investment adviser, WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund (other than the Middle East Dividend Fund), WTAM agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WTAM arranges for the provision of chief compliance officer (“CCO”) services with respect to each Fund (other than the Middle East Dividend Fund), and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. The fees paid to WTAM for providing advisory services are listed below.

Fund	Fee Rate
DEFA Fund	0.48%
DEFA High-Yielding Equity Fund	0.58%
Europe Total Dividend Fund	0.48%
Europe High-Yielding Equity Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Japan Total Dividend Fund	0.48%
Japan High-Yielding Equity Fund	0.58%
Japan SmallCap Dividend Fund	0.58%
Pacific ex-Japan Total Dividend Fund	0.48%
Pacific ex-Japan High-Yielding Equity Fund	0.58%
International LargeCap Dividend Fund	0.48%
International Dividend Top 100 Fund	0.58%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
International Real Estate Fund	0.58%
Emerging Markets High-Yielding Equity Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Middle East Dividend Fund	0.68%

Each Fund may purchase shares of an affiliated exchange traded fund (s) in secondary market transactions. For the period ended September 30, 2008, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2008, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consist of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. The Middle East Dividend Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

WisdomTree International Dividend Funds	131

Notes to Financial Statements (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the period ended September 30, 2008 were as follows:

Fund	Purchases	Sales
DEFA Fund	$85,156,219	$73,483,156
DEFA High-Yielding Equity Fund	52,446,524	46,410,555
Europe Total Dividend Fund	8,900,058	7,709,264
Europe High-Yielding Equity Fund	12,191,317	10,837,172
Europe SmallCap Dividend Fund	14,762,671	14,225,843
Japan Total Dividend Fund	1,792,652	1,614,223
Japan High-Yielding Equity Fund	11,672,269	11,629,597
Japan SmallCap Dividend Fund	8,874,046	8,239,466
Pacific ex-Japan Total Dividend Fund	21,748,059	20,098,302
Pacific ex-Japan High-Yielding Equity Fund	16,670,531	15,244,795
International LargeCap Dividend Fund	26,542,181	24,127,963
International Dividend Top 100 Fund	105,669,355	101,356,759
International MidCap Dividend Fund	39,529,004	35,719,564
International SmallCap Dividend Fund	117,933,593	107,634,191
International Real Estate Fund	29,141,460	26,723,967
Emerging Markets High-Yielding Equity Fund	166,006,721	106,420,716
Emerging Markets SmallCap Dividend Fund	47,688,637	27,716,959
Middle East Dividend Fund	18,770,399	—

For the period ended September 30, 2008, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Redemptions
DEFA Fund	$93,562,942	$2,161,387
DEFA High-Yielding Equity Fund	26,367,709	66,238,430
Europe Total Dividend Fund	238,412	243,480
Europe High-Yielding Equity Fund	8,540,264	8,480,060
Europe SmallCap Dividend Fund	5,049,089	13,695,542
Japan Total Dividend Fund	4,657,175	—
Japan High-Yielding Equity Fund	2,001,248	1,844,102
Japan SmallCap Dividend Fund	13,293,720	5,100,088
Pacific ex-Japan Total Dividend Fund	612,300	54,497,190
Pacific ex-Japan High-Yielding Equity Fund	16,316,842	20,394,278
International LargeCap Dividend Fund	5,910,631	326,884
International Dividend Top 100 Fund	65,421,982	136,955,600
International MidCap Dividend Fund	40,019,307	30,532,948
International SmallCap Dividend Fund	86,103,953	49,179,918
International Real Estate Fund	25,260,364	6,378,208
Emerging Markets High-Yielding Equity Fund	46,808,065	14,055,440
Emerging Markets SmallCap Dividend Fund	11,676,415	330,195
Middle East Dividend Fund	—	—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

132	WisdomTree International Dividend Funds

Notes to Financial Statements (concluded)

6. FEDERAL INCOME TAXES

At September 30, 2008, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
DEFA Fund	$536,324,449	$2,789,791	$(137,997,629)	$(135,207,838)
DEFA High-Yielding Equity Fund	209,724,408	1,007,310	(59,520,771)	(58,513,461)
Europe Total Dividend Fund	44,338,119	514,993	(11,474,206)	(10,959,213)
Europe High-Yielding Equity Fund	49,687,562	71,078	(12,660,661)	(12,589,583)
Europe SmallCap Dividend Fund	40,623,378	85,770	(17,563,551)	(17,477,781)
Japan Total Dividend Fund	38,008,168	356,124	(9,763,335)	(9,407,211)
Japan High-Yielding Equity Fund	33,610,936	137,719	(7,444,825)	(7,307,106)
Japan SmallCap Dividend Fund	94,051,801	917,838	(25,286,735)	(24,368,897)
Pacific ex-Japan Total Dividend Fund	97,431,837	874,461	(30,179,145)	(29,304,684)
Pacific ex-Japan High-Yielding Equity Fund	56,402,598	7,947	(17,171,439)	(17,163,492)
International LargeCap Dividend Fund	159,797,544	2,379,344	(36,011,628)	(33,632,284)
International Dividend Top 100 Fund	329,359,699	783,759	(100,858,341)	(100,074,582)
International MidCap Dividend Fund	254,885,837	1,356,624	(81,556,170)	(80,199,546)
International SmallCap Dividend Fund	579,795,458	2,823,825	(203,694,629)	(200,870,804)
International Real Estate Fund	139,705,384	13,308	(50,235,052)	(50,221,744)
Emerging Markets High-Yielding Equity Fund	258,138,378	3,272,165	(58,492,627)	(55,220,462)
Emerging Markets SmallCap Dividend Fund	78,794,966	295,556	(22,663,194)	(22,367,638)
Middle East Dividend Fund	18,840,598	46,558	(2,786,991)	(2,740,433)

7. NEW ACCOUNTING PRONOUNCEMENT

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

WisdomTree International Dividend Funds	133

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve each Fund’s Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the ‘‘Investment Advisory Agreements’’). In addition, the Trust’s Board of Trustees will receive, review and evaluate information concerning the services and personnel of the Investment Adviser and the Sub-Adviser at each quarterly meeting of the Board of Trustees. The process of evaluating the Investment Adviser and the Sub-Adviser and the Trust’s investment arrangements is an ongoing one. In this regard, the Board’s consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Adviser under the Investment Advisory Agreements will include deliberations at future quarterly meetings.

The Trust and the Investment Adviser have entered into an investment advisory agreement covering each Fund discussed herein. The approval process for these Funds (other than the Middle East Dividend Fund) is discussed in the March 31, 2008 Annual Report. The Middle East Dividend Fund was not launched at that reporting time and was therefore not included in the Annual Report. At a meeting held on June 10, 2008, the Board of Trustees approved the Investment Advisory Agreement for the WisdomTree Middle East Dividend Fund. The Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Fund by WTAM; (ii) the performance of the other Funds; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale for the benefit of investors.

The Board also considered the nature and quality of the services to be provided by WTAM to the Fund, recognizing WTAM’s operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Fund, including the selection of the Fund’s Sub-Adviser and oversight of the Sub-Adviser’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund.

The Board gave consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated WTAM’s anticipated costs and profitability in serving as investment adviser to the Fund, including the costs associated with the personnel, systems and equipment necessary to manage the Fund and the costs associated with compensating the Sub-Adviser. The Board also examined the fees to be paid by the Fund in light of fees paid to other investment managers by comparable funds and the method of computing the Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to the Fund is fair and reasonable.

The Board also approved the Sub-Advisory Agreement with the Sub-Adviser to the Fund, Mellon Capital Management Corp. (“Mellon Capital”), using essentially the same criteria it used for WTAM. The Board considered Mellon Capital’s operational capabilities and resources and Mellon Capital’s experience in serving as an adviser to ETFs, noting that Mellon Capital currently provides investment advisory and management services to other ETFs. The Board considered the investment performance of the Fund, and the expertise and performance of the Mellon Capital personnel. The Board also noted that Bank of New York Mellon (“BNYM”), an affiliate of Mellon Capital, serves as the Fund’s administrator, accountant, custodian and transfer agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Fund’s audits, financial statements and tax returns, processing trades on behalf of the Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to Mellon Capital and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Fund, pays the fees to Mellon Capital under the Sub-Advisory Agreement.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and Mellon Capital, the Board determined that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement.

134	WisdomTree International Dividend Funds

General Information

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund’s portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2008, is available without charge, upon request (i) by calling 1-866-909-WISE, (ii) on the Trust’s website at www.wisdomtree.com and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330). (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

WisdomTree International Dividend Funds	135

The WisdomTree® Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of September 30, 2008:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree High-Yielding Equity Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend Top 100 Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA High-Yielding Equity Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Europe High-Yielding Equity Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree Japan High-Yielding Equity Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend Top 100 Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Emerging Markets High-Yielding Equity Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Communications Sector Fund (DGG)

WisdomTree International Consumer Discretionary Sector Fund (DPC)

WisdomTree International Consumer Staples Sector Fund (DPN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Earnings Top 100 Fund (EEZ)

WisdomTree Low P/E Fund (EZY)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Income Funds

WisdomTree U.S. Current Income Fund (USY)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission (“SEC”) as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging or frontier markets are generally less liquid and less efficient than developed markets. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk and the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Unlike typical exchange-traded funds, there are no indexes that the currency Funds attempt to track or replicate. Thus, the ability of the currency Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Funds’ prospectus for specific details regarding each Fund’s risk profile. Transaction in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 11017

1.866.909.WISE (9473)

www.wisdomtree.com

WisdomTree International Dividend ETFs

WisdomTree DEFA Fund

WisdomTree DEFA High-Yielding Equity Fund

WisdomTree Europe Total Dividend Fund

WisdomTree Europe High-Yielding Equity Fund

WisdomTree Europe SmallCap Dividend Fund

WisdomTree Japan Total Dividend Fund

WisdomTree Japan High-Yielding Equity Fund

WisdomTree Japan SmallCap Dividend Fund

WisdomTree Pacific ex-Japan Total Dividend Fund

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

WisdomTree International LargeCap Dividend Fund

WisdomTree International Dividend Top 100 Fund

WisdomTree International MidCap Dividend Fund

WisdomTree International SmallCap Dividend Fund

WisdomTree International Real Estate Fund

WisdomTree Emerging Markets High-Yielding Equity Fund

WisdomTree Emerging Markets SmallCap Dividend Fund

WisdomTree Middle East Dividend Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS001464 (11/2009)

WisdomTree Trust

International Dividend Sector Funds

Semi-Annual Report

September 30, 2008

WisdomTree International Basic Materials Sector Fund

WisdomTree International Communications Sector Fund

WisdomTree International Consumer Discretionary Sector Fund

WisdomTree International Consumer Staples Sector Fund

WisdomTree International Energy Sector Fund

WisdomTree International Financial Sector Fund

WisdomTree International Health Care Sector Fund

WisdomTree International Industrial Sector Fund

WisdomTree International Technology Sector Fund

WisdomTree International Utilities Sector Fund

“WisdomTree”, is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Performance Summary (unaudited)

WisdomTree International Basic Materials Sector Fund

Industry Breakdown† as of 9/30/08

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
BASF AG	8.3%
BHP Billiton Ltd.	7.0%
Bayer AG	6.1%
Air Liquide S.A.	3.8%
Lafarge S.A.	3.8%
Anglo American PLC	3.6%
BHP Billiton PLC	3.4%
Rio Tinto PLC	3.3%
Holcim Ltd.	3.0%
UPM-Kymmene Oyj	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Basic Materials Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Basic Materials Sector Index. The Fund is adding the performance of the S&P Citigroup BMI World ex-U.S. Materials Sector Index because the Fund believes this newly available index, since it does not include exposure to U.S. securities, is a more appropriate benchmark for the Fund. The S&P Global 1200 Materials Sector Index will be removed after the next Annual Report.

The WisdomTree International Basic Materials Sector Fund (DBN) returned -27.95% at net asset value (“NAV”) for the six month period ended September 30, 2008. Australia contributed the most to the decline, returning -35.03% over the period with an average weight of 21.81%. Norway contributed the least to the decline returning -40.15%, with an average weight of 0.80% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.58%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Basic Materials Sector Index	S&P Global 1200 Materials Sector Index	S&P/ Citigroup BMI World ex-U.S. Materials Sector Index
Six Months*	(27.95)%	(26.88)%	(27.69)%	(28.86)%	(31.52)%
One Year	(33.99)%	(32.68)%	(33.58)%	(31.26)%	(35.28)%
Since Inception[1]	1.27%	2.04%	2.35%	3.77%	0.46%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Sector Funds	1

Performance Summary (unaudited)

WisdomTree International Communications Sector Fund

Industry Breakdown† as of 9/30/08

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
France Telecom S.A.	8.4%
Deutsche Telekom AG	7.5%
Telefonica, S.A.	7.0%
Vodafone Group PLC	6.9%
Telstra Corp. Ltd.	5.9%
China Mobile Ltd.	5.6%
NTT DoCoMo, Inc.	5.2%
Singapore Telecommunications Ltd.	4.5%
BT Group PLC	4.0%
Nippon Telegraph & Telephone Corp.	3.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Communications Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Communications Sector Index. The Fund is adding the performance of the S&P Citigroup BMI World ex-U.S. Telecommunication Services Sector Index because the Fund believes this newly available index, since it does not include exposure to U.S. securities, is a more appropriate benchmark for the Fund. The S&P Global 1200 Telecommunications Services Sector Index will be removed after the next Annual Report.

The WisdomTree International Communications Sector Fund (DGG) returned -19.53% at net asset value (“NAV”) for the six month period ended September 30, 2008. The United Kingdom contributed the most to the decline, returning -24.00% over the period with an average weight of 16.09%. The Fund benefitted most from France which returned 0.98%, with an average weight of 7.88% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.58%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Communications Sector Index	S&P Global 1200 Telecommunications Services Sector Index	S&P/ Citigroup BMI World ex-U.S. Telecommunication Services Sector Index
Six Months*	(19.53)%	(18.96)%	(18.86)%	(17.18)%	(16.11)%
One Year	(28.35)%	(28.33)%	(27.85)%	(26.57)%	(24.68)%
Since Inception[1]	(0.26)%	(0.42)%	0.67%	(0.05)%	1.24%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

2	WisdomTree International Dividend Sector Funds

Performance Summary (unaudited)

WisdomTree International Consumer Discretionary Sector Fund

Industry Breakdown† as of 9/30/08

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Toyota Motor Corp.	7.7%
Vivendi	4.9%
Daimler AG	4.4%
Renault S.A.	3.2%
Hennes & Mauritz AB Class B	2.7%
Nissan Motor Co., Ltd.	2.6%
Honda Motor Co., Ltd.	2.5%
LVMH Moet Hennessy Louis Vuitton S.A.	2.4%
Volkswagen AG	2.2%
Inditex S.A.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Consumer Discretionary Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Consumer Discretionary Sector Index. The Fund is adding the performance of the S&P Citigroup BMI World ex-U.S. Consumer Discretionary Sector Index because the Fund believes this newly available index, since it does not include exposure to U.S. securities, is a more appropriate benchmark for the Fund. The S&P Global 1200 Consumer Discretionary Sector Index will be removed after the next Annual Report.

The WisdomTree International Consumer Discretionary Sector Fund (DPC) returned -26.24% at net asset value (“NAV”) for the six month period ended September 30, 2008. The United Kingdom contributed the most to the decline, returning -35.61% over the period with an average weight of 14.19%. Denmark contributed the least to the decline returning -39.93%, with an average weight of 0.05% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.58%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Consumer Discretionary Sector Index	S&P Global 1200 Consumer Discretionary Sector Index	S&P/ Citigroup BMI World ex-U.S. Consumer Discretionary Sector Index
Six Months*	(26.24)%	(25.94)%	(25.95)%	(15.79)%	(23.98)%
One Year	(36.80)%	(36.06)%	(36.48)%	(27.83)%	(34.20)%
Since Inception[1]	(11.11)%	(10.96)%	(11.25)%	(10.57)%	(11.76)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Sector Funds	3

Performance Summary (unaudited)

WisdomTree International Consumer Staples Sector Fund

Industry Breakdown† as of 9/30/08

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Nestle S.A	10.8%
British American Tobacco PLC	7.2%
Unilever N.V. CVA	4.9%
InBev N.V.	4.7%
Tesco PLC	4.6%
Diageo PLC	4.4%
L’Oreal S.A.	3.9%
Unilever PLC	3.5%
Woolworths Ltd.	3.3%
Imperial Tobacco Group PLC	3.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Consumer Staples Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Consumer Staples Sector Index. The Fund is adding the performance of the S&P Citigroup BMI World ex-U.S. Consumer Staples Sector Index because the Fund believes this newly available index, since it does not include exposure to U.S. securities, is a more appropriate benchmark for the Fund. The S&P Global 1200 Consumer Staples Sector Index will be removed after the next Annual Report.

The WisdomTree International Consumer Staples Sector Fund (DPN) returned -17.24% at net asset value (“NAV”) for the six month period ended September 30, 2008. France contributed the most to the decline, returning -26.13% over the period with an average weight of 14.12%. Hong Kong contributed the least to the decline returning -13.84%, with an average weight of 0.04% the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.58%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Consumer Staples Sector Index	S&P Global 1200 Consumer Staples Sector Index	S&P/ Citigroup BMI World ex-U.S. Consumer Staples Sector Index
Six Months*	(17.24)%	(15.43)%	(17.06)%	(7.74)%	(17.18)%
One Year	(20.62)%	(20.15)%	(20.45)%	(6.43)%	(16.50)%
Since Inception[1]	(2.59)%	(2.09)%	(3.05)%	6.59%	3.62%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree International Dividend Sector Funds

Performance Summary (unaudited)

WisdomTree International Energy Sector Fund

Industry Breakdown† as of 9/30/08

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
TOTAL S.A.	7.8%
BP PLC	7.7%
Eni SpA	6.9%
Royal Dutch Shell PLC Class A	6.7%
Royal Dutch Shell PLC Class B	6.2%
Statoil ASA	5.0%
Repsol YPF, S.A.	4.3%
CNOOC Ltd.	3.9%
BG Group PLC	3.0%
Woodside Petroleum Ltd.	3.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Energy Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Energy Sector Index. The Fund is adding the performance of the S&P Citigroup BMI World ex-U.S. Energy Sector Index because the Fund believes this newly available index, since it does not include exposure to U.S. securities, is a more appropriate benchmark for the Fund. The S&P Global 1200 Energy Sector Index will be removed after the next Annual Report.

The WisdomTree International Energy Sector Fund (DKA) returned -17.54% at net asset value (“NAV”) for the six month period ended September 30, 2008. The United Kingdom contributed the most to the decline, returning -15.17% over the period with an average weight of 22.48%. The Fund benefitted most by Australia which returned 0.98%, with an average weight of 12.88% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.58%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Energy Sector Index	S&P Global 1200 Energy Sector Index	S&P/ Citigroup BMI World ex-U.S. Energy Sector Index
Six Months*	(17.54)%	(14.85)%	(17.29)%	(13.36)%	(17.35)%
One Year	(23.65)%	(21.41)%	(23.29)%	(16.93)%	(21.76)%
Since Inception[1]	2.75%	3.80%	3.05%	6.77%	1.66%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Sector Funds	5

Performance Summary (unaudited)

WisdomTree International Financial Sector Fund

Industry Breakdown† as of 9/30/08

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
HSBC Holdings PLC	8.3%
BNP Paribas	4.2%
Intesa Sanpaolo SpA	4.1%
AXA S.A.	3.4%
Banco Santander S.A.	3.4%
Barclays PLC	3.2%
Commonwealth Bank of Australia	2.8%
Credit Agricole S.A.	2.5%
Banco Bilbao Vizcaya Argentaria S.A.	2.3%
National Australia Bank Ltd.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Financial Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Financial Sector Index. The Fund is adding the performance of the S&P Citigroup BMI World ex-U.S. Financial Sector because the Fund believes this newly available index, since it does not include exposure to U.S. securities, is a more appropriate benchmark for the Fund. The S&P Global 1200 Financial Sector Index will be removed after the next Annual Report.

The WisdomTree International Financial Sector Fund (DRF) returned -25.61% at net asset value (“NAV”) for the six month period ended September 30, 2008. The United Kingdom contributed the most to the decline, returning -24.24% over the period with an average weight of 21.08%. New Zealand contributed the least to the decline returning -9.43%, with an average weight of 0.01% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.58%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Financial Sector Index	S&P Global 1200 Financial Sector Index	S&P/ Citigroup BMI World ex-U.S. Financial Sector Index
Six Months*	(25.61)%	(20.71)%	(25.27)%	(20.39)%	(23.93)%
One Year	(35.57)%	(32.45)%	(34.88)%	(35.85)%	(35.18)%
Since Inception[1]	(14.43)%	(12.35)%	(13.82)%	(17.50)%	(14.93)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree International Dividend Sector Funds

Performance Summary (unaudited)

WisdomTree International Health Care Sector Fund

Industry Breakdown† as of 9/30/08

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
GlaxoSmithKline PLC	10.0%
Sanofi-Aventis	9.7%
Novartis AG	8.4%
AstraZeneca PLC	8.0%
Roche Holding AG	7.1%
Takeda Pharmaceutical Co., Ltd.	4.6%
Astellas Pharma, Inc	2.4%
Daiichi Sankyo Co., Ltd	2.2%
Eisai Co., Ltd.	2.1%
Novo-Nordisk A/S Class B	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Health Care Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Health Care Sector Index. The Fund is adding the performance of the S&P Citigroup BMI World ex-U.S. Health Care Sector Index because the Fund believes this newly available index, since it does not include exposure to U.S. securities, is a more appropriate benchmark for the Fund. The S&P Global 1200 Health Care Sector Index will be removed after the next Annual Report.

The WisdomTree International Health Care Sector Fund (DBR) returned -8.08% at net asset value (“NAV”) for the six month period ended September 30, 2008. Switzerland contributed the most to the decline, returning -10.21% over the period with an average weight of 18.18%. The Fund benefitted most by the United Kingdom which returned 2.81%, with an average weight of 19.28% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.58%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Health Care Sector Index	S&P Global 1200 Health Care Sector Index	S&P/ Citigroup BMI World ex-U.S. Health Care Sector Index
Six Months*	(8.08)%	(5.88)%	(7.70)%	(2.71)%	(8.44)%
One Year	(15.35)%	(14.70)%	(15.00)%	(12.97)%	(15.33)%
Since Inception[1]	(2.75)%	(2.12)%	(2.31)%	(3.46)%	(3.15)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Sector Funds	7

Performance Summary (unaudited)

WisdomTree International Industrial Sector Fund

Industry Breakdown† as of 9/30/08

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Siemens AG	4.0%
Deutsche Post AG	2.6%
Cie de Saint-Gobain S.A.	2.6%
Schneider Electric S.A.	2.5%
VINCI S.A.	2.4%
Wesfarmers Ltd.	2.3%
AB Volvo Class B	1.9%
BAE Systems PLC	1.9%
Koninklijke Philips Electronics N.V.	1.8%
Bouygues S.A.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Industrial Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Industrial Sector Index. The Fund is adding the performance of the S&P Citigroup BMI World ex-U.S. Industrial Sector Index because the Fund believes this newly available index, since it does not include exposure to U.S. securities, is a more appropriate benchmark for the Fund. The S&P Global 1200 Industrial Sector Index will be removed after the next Annual Report.

The WisdomTree International Industrial Sector (DDI) returned -27.27% at net asset value (“NAV”) for the six month period ended September 30, 2008. France contributed the most to the decline, returning -29.27% over the period with an average weight of 15.54%. Portugal contributed the least to the decline returning -33.47%, with an average weight of 0.35% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.58%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Industrial Sector Index	S&P Global 1200 Industrial Sector Index	S&P/ Citigroup BMI World ex-U.S. Industrial Sector Index
Six Months*	(27.27)%	(25.22)%	(26.96)%	(21.62)%	(26.73)%
One Year	(34.62)%	(33.28)%	(34.07)%	(29.24)%	(35.45)%
Since Inception[1]	(6.28)%	(5.46)%	(6.51)%	(4.72)%	(4.80)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree International Dividend Sector Funds

Performance Summary (unaudited)

WisdomTree International Technology Sector Fund

Industry Breakdown† as of 9/30/08

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Nokia Oyj	18.9%
Canon, Inc.	7.8%
Telefonaktiebolaget LM Ericsson Class B	7.5%
SAP AG	6.3%
Panasonic Corp.	6.2%
Oracle Corp. Japan	2.2%
CapGemini S.A.	1.9%
HOYA Corp.	1.7%
Neopost S.A.	1.7%
Ricoh Co., Ltd.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Technology Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Technology Sector Index. The Fund is adding the performance of the S&P Citigroup BMI World ex-U.S. Informational Technology Sector Index because the Fund believes this newly available index, since it does not include exposure to U.S. securities, is a more appropriate benchmark for the Fund. The S&P Global 1200 Informational Technology Sector Index will be removed after the next Annual Report.

The WisdomTree International Technology Sector Fund (DBT) returned -21.37% at net asset value (“NAV”) for the six month period ended September 30, 2008. Japan contributed the most to the decline, returning -22.28% over the period with an average weight of 42.52%. Germany contributed the least to the decline returning -5.17%, with an average weight of 14.04% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.58%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Technology Sector Index	S&P Global 1200 Informational Technology Sector Index	S&P/ Citigroup BMI World ex-U.S. Informational Technology Sector Index
Six Months*	(21.37)%	(20.00)%	(21.01)%	(13.91)%	(24.22)%
One Year	(33.12)%	(32.12)%	(32.49)%	(26.89)%	(36.20)%
Since Inception[1]	(14.17)%	(13.87)%	(13.62)%	(6.57)%	(12.77)%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Sector Funds	9

Performance Summary (unaudited)

WisdomTree International Utilities Sector Fund

Industry Breakdown† as of 9/30/08

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Top Ten Holdings* as of 9/30/08

Description	% of Net Assets
Gaz de France S.A.	11.6%
Enel SpA	9.8%
Electricite de France	9.3%
E.ON AG	8.4%
RWE AG	5.1%
National Grid PLC	4.6%
IBERDROLA S.A.	4.1%
Endesa S.A.	3.2%
Scottish & Southern Energy PLC	2.7%
Centrica PLC	2.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Utilities Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Utilities Sector Index. The Fund is adding the performance of the S&P Citigroup BMI World ex-U.S. Utilities Sector Index because the Fund believes this newly available index, since it does not include exposure to U.S. securities, is a more appropriate benchmark for the Fund. The S&P Global 1200 Utilities Sector Index will be removed after the next Annual Report.

The WisdomTree International Utilities Sector Fund (DBU) returned -16.80% at net asset value (“NAV”) for the six month period ended September 30, 2008. France contributed the most to the decline, returning -16.67% over the period with an average weight of 22.64%. Finland contributed the least to the decline returning -14.70%, with an average weight of 2.66% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.58%.

Performance as of 9/30/08

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Utilities Sector Index	S&P Global 1200 Utilities Sector Index	S&P/ Citigroup BMI World ex-U.S. Utilities Sector Index
Six Months*	(16.80)%	(16.67)%	(17.27)%	(14.07)%	(16.61)%
One Year	(16.24)%	(16.03)%	(16.43)%	(15.29)%	(16.15)%
Since Inception[1]	5.02%	4.80%	5.73%	4.25%	5.16%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated beginning on the commencement of Fund trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

10	WisdomTree International Dividend Sector Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 4/01/08 to 9/30/08” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree International Dividend Sector Funds	11

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/01/08	Ending Account Value 9/30/08	Annualized Expense Ratio Based on the Period 4/01/08 to 9/30/08	Expenses Paid During the Period† 4/01/08 to 9/30/08
WisdomTree International Basic Materials Sector Fund
Actual	$1,000.00	$720.52	0.58%	$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Communications Sector Fund
Actual	$1,000.00	$804.73	0.58%	$2.62
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Consumer Discretionary Sector Fund
Actual	$1,000.00	$737.56	0.58%	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Consumer Staples Sector Fund
Actual	$1,000.00	$827.58	0.58%	$2.66
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Energy Sector Fund
Actual	$1,000.00	$824.58	0.58%	$2.65
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Financial Sector Fund
Actual	$1,000.00	$743.92	0.58%	$2.54
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Health Care Sector Fund
Actual	$1,000.00	$919.22	0.58%	$2.79
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Industrial Sector Fund
Actual	$1,000.00	$727.28	0.58%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Technology Sector Fund
Actual	$1,000.00	$786.26	0.58%	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Utilities Sector Fund
Actual	$1,000.00	$831.96	0.58%	$2.66
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect one-half year period).

12	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Basic Materials Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Australia – 16.6%
Adelaide Brighton Ltd.	63,597	$155,011
Aditya Birla Minerals Ltd.	25,652	23,472
Alumina Ltd.	176,877	428,328
BHP Billiton Ltd.	147,959	3,618,014
BlueScope Steel Ltd.	91,026	525,586
Boral Ltd.	105,928	511,363
Brickworks Ltd.	13,847	130,306
Energy Resources of Australia Ltd.	5,229	70,119
Felix Resources Ltd.	1,705	22,836
GRD Ltd.	30,155	15,699
Great Southern Plantations Ltd.	124,897	40,885
Gunns Ltd.	65,797	59,945
Incitec Pivot Ltd.*	64,000	255,950
Independence Group NL	8,662	18,243
Kagara Ltd.	16,680	36,445
Macmahon Holdings Ltd.	37,608	47,761
Minara Resources Ltd.	170,044	218,633
Mincor Resources NL	23,542	23,212
Newcrest Mining Ltd.	1,712	37,312
Nufarm Ltd.	10,168	121,511
OneSteel Ltd.	64,990	235,815
Orica Ltd.	23,193	383,273
Oxiana Ltd.	127,057	160,857
Panoramic Resources Ltd.	24,640	28,571
PaperlinX Ltd.	46,506	64,197
Rio Tinto Ltd.	15,558	1,036,997
Sims Group Ltd.	13,247	311,387
Straits Resources Ltd.	3,782	7,249

Total Australia		8,588,977
Austria – 0.6%
voestalpine AG	9,749	297,843
Belgium – 1.9%
Nyrstar	6,991	41,735
Solvay S.A.	5,759	698,114
Tessenderlo Chemie N.V.	2,173	107,136
Umicore	5,189	157,327

Total Belgium		1,004,312
Denmark – 0.1%
Auriga Industries Class B	1,149	28,661
Rockwool International AS Class B	410	34,348

Total Denmark		63,009
Finland – 5.9%
Ahlstrom Oyj	6,808	123,649
Kemira Oyj	15,412	179,682
M-real Oyj Class B	24,567	43,480
Outokumpu Oyj	18,743	291,181
Rautaruukki Oyj	16,447	321,584
Stora Enso Oyj Class R	96,168	922,613
UPM-Kymmene Oyj	75,878	1,166,009

Total Finland		3,048,198

Investments	Shares	U.S. $ Value

France – 10.3%
Air Liquide S.A.	18,083	$1,966,364
Arkema	3,435	124,243
Ciments Francais S.A.	2,424	248,556
Eramet	732	274,016
Imerys S.A.	6,824	387,535
Lafarge S.A.	18,967	1,965,912
Rhodia S.A.	5,494	83,345
Sa des Ciments Vicat	3,953	190,009
Sequana	7,521	105,221

Total France		5,345,201
Germany – 18.7%
BASF AG	90,849	4,306,875
Bayer AG	43,468	3,162,771
H&R WASAG AG	2,926	68,349
HeidelbergCement AG	3,713	388,917
K+S AG	1,850	126,396
Lanxess AG	6,172	167,842
Linde AG	6,501	689,256
Norddeutsche Affinerie AG	3,715	155,713
Pfleiderer AG	3,418	41,097
Salzgitter AG	2,144	213,099
Symrise AG	8,635	145,550
Wacker Chemie AG	1,748	246,392

Total Germany		9,712,257
Ireland – 1.7%
CRH PLC	41,806	880,842
Italy – 1.2%
Buzzi Unicem SpA	9,158	138,672
Buzzi Unicem SpA RSP	3,249	31,946
Cementir Holdings SpA	9,380	44,270
Italcementi SpA	12,277	149,858
Italcementi SpA RSP	11,076	102,527
Italmobiliare SpA	1,430	74,923
Italmobiliare SpA RSP	1,585	69,752

Total Italy		611,948
Japan – 16.1%
ADEKA Corp.	5,500	34,140
Advan Co., Ltd.	2,000	10,795
Aichi Steel Corp.	10,000	40,126
Air Water, Inc.	7,000	68,638
Asahi Kasei Corp.	73,000	301,860
Chuetsu Pulp & Paper Co., Ltd.	8,000	13,262
Chuo Denki Kogyo Co., Ltd.	2,000	16,050
Daicel Chemical Industries Ltd.	11,000	48,698
Daido Steel Co., Ltd.	13,000	67,103
Daiken Corp.	11,000	19,376
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,000	14,835
Daio Paper Corp.	4,000	33,344
Denki Kagaku Kogyo K.K.	25,000	64,051
DIC Corp.	34,000	63,090

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	13

Schedule of Investments (unaudited) (continued)

WisdomTree International Basic Materials Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

DOWA HOLDINGS Co., Ltd.	15,000	$65,700
Furukawa-Sky Aluminum Corp.	14,000	29,539
Godo Steel Ltd.	5,000	15,448
Hokuetsu Paper Mills Ltd.	12,500	54,043
JFE Holdings, Inc.	29,300	877,634
JSR Corp.	8,200	105,971
Kaneka Corp.	16,000	86,808
Koatsu Gas Kogyo Co., Ltd.	3,000	15,118
Kobe Steel Ltd.	155,000	302,218
Kuraray Co., Ltd.	17,000	165,092
KUREHA CORP.	6,000	32,214
Kyoei Steel Ltd.	2,500	46,932
Mitsubishi Chemical Holdings Corp.	79,500	414,105
Mitsubishi Gas Chemical Co., Inc.	21,000	99,298
Mitsubishi Paper Mills Ltd.	15,000	31,225
Mitsubishi Rayon Co., Ltd.	45,000	108,934
Mitsui Chemicals, Inc.	42,000	181,190
Nakayama Steel Works Ltd.	5,000	15,872
Nichiha Corp.	1,500	10,371
Nippon Chemical Industrial Co., Ltd.	5,000	10,032
Nippon Denko Co., Ltd.	4,000	24,302
Nippon Kayaku Co., Ltd.	12,000	70,871
Nippon Light Metal Co., Ltd.	21,000	23,934
Nippon Metal Industry Co., Ltd.	11,000	19,479
Nippon Mining Holdings, Inc.	48,500	191,414
Nippon Shokubai Co., Ltd.	10,000	63,015
Nippon Soda Co., Ltd.	5,000	19,733
Nippon Steel Corp.	269,000	980,576
Nippon Synthetic Chemical Industry Co., Ltd. (The)	4,000	12,358
Nippon Yakin Kogyo Co., Ltd.	3,000	10,766
Nissan Chemical Industries Ltd.	7,000	62,704
Nisshin Steel Co., Ltd.	47,000	88,541
Nittetsu Mining Co., Ltd.	4,000	10,851
Nitto Boseki Co., Ltd.	10,000	21,005
NOF Corp.	11,000	36,161
OJI Paper Co., Ltd.	56,000	277,982
OSAKA Titanium Technologies Co.	1,100	35,125
Pacific Metals Co., Ltd.	16,000	113,032
Sanyo Chemical Industries Ltd.	5,000	23,972
Sanyo Special Steel Co., Ltd.	7,000	35,473
Sekisui Jushi Corp.	2,000	12,622
Sekisui Plastics Co., Ltd.	5,000	12,433
Shin-Etsu Chemical Co., Ltd.	14,400	663,269
Shin-Etsu Polymer Co., Ltd.	3,500	16,846
Showa Denko K.K.	56,000	114,463
Sumitomo Bakelite Co., Ltd.	15,000	62,733
Sumitomo Chemical Co., Ltd.	64,000	274,290
Sumitomo Light Metal Industries Ltd.	16,000	15,222
Sumitomo Metal Industries Ltd.	220,000	656,902
Sumitomo Metal Mining Co., Ltd.	20,000	196,110
Sumitomo Osaka Cement Co., Ltd.	21,000	33,231
Sumitomo Seika Chemicals Co., Ltd.	4,000	11,868
T. Hasegawa Co., Ltd.	2,400	38,340

Investments	Shares	U.S. $ Value

Taiheiyo Cement Corp.	37,000	$52,626
Taiyo Nippon Sanso Corp.	12,000	93,477
Takasago International Corp.	4,000	18,989
Toagosei Co., Ltd.	12,000	29,953
Toho Zinc Co., Ltd.	5,000	13,234
Tokushu Tokai Holdings Co., Ltd.	13,000	23,511
Tokuyama Corp.	5,000	28,164
Tokyo Ohka Kogyo Co., Ltd.	1,800	27,958
Tokyo Steel Manufacturing Co., Ltd.	5,100	54,716
Tosoh Corp.	25,000	72,058
Ube Industries Ltd.	30,000	78,840
Ube Material Industries Ltd.	5,000	9,419
Wood One Co., Ltd.	2,000	7,893
Yamato Kogyo Co., Ltd.	1,600	54,255
Yodogawa Steel Works Ltd.	12,000	52,673
Zeon Corp.	15,000	50,864

Total Japan		8,361,365
Netherlands – 1.5%
Innoconcepts	1,024	12,787
James Hardie Industries N.V.	46,120	180,806
Koninklijke DSM N.V.	12,082	566,067

Total Netherlands		759,660
New Zealand – 1.2%
Fletcher Building Ltd.	120,726	536,209
Nuplex Industries Ltd.	15,395	60,666

Total New Zealand		596,875
Norway – 0.4%
Yara International ASA	5,634	193,445
Portugal – 1.1%
Cimpor Cimentos de Portugal SGPS S.A.	66,785	421,486
Portucel-Empresa Produtora De Pasta E Papel, S.A.	20,162	52,195
Semapa-Sociedade de Investimento e Gestao	7,972	77,265

Total Portugal		550,946
Singapore – 0.0%
Hong Leong Asia Ltd.	37,000	24,197
Spain – 1.1%
Acerinox S.A.	12,921	227,958
Cementos Portland Valderrivas S.A.	4,347	207,666
Grupo Empresarial Ence S.A.	4,152	30,152
Tubacex S.A.	5,382	33,566
Tubos Reunidos S.A.	12,679	47,017

Total Spain		546,359
Sweden – 1.5%
Billerud AB	7,611	53,267
Boliden AB	48,210	196,359
Holmen AB Class B	8,746	278,457
SSAB Svenskt Staal AB Series A	12,777	196,985
SSAB Svenskt Staal AB Series B	4,900	65,530

Total Sweden		790,598

See Notes to Financial Statements.

14	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Basic Materials Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Switzerland – 5.2%
Ciba Specialty Chemicals AG	10,801	$457,567
Holcim Ltd.	21,526	1,555,055
Schmolz + Bickenbach AG	1,016	39,054
Syngenta AG	3,067	648,823

Total Switzerland		2,700,499
United Kingdom – 14.1%
Anglo American PLC	56,671	1,873,795
Antofagasta PLC	13,878	98,947
BHP Billiton PLC	77,907	1,748,313
Bunzl PLC	22,171	259,638
Croda International PLC	7,942	85,433
Delta PLC	13,849	26,351
Elementis PLC	43,792	51,518
Ennstone PLC	63,577	10,210
Ferrexpo PLC	5,280	14,776
Hochschild Mining PLC	7,707	34,481
Johnson Matthey PLC	3,077	74,042
Kazakhmys PLC	13,793	142,595
Lonmin PLC	7,138	289,324
Marshalls PLC	26,446	72,594
Mondi PLC	48,458	222,845
Rio Tinto PLC	27,401	1,695,267
Vedanta Resources PLC	6,140	126,187
Victrex PLC	4,349	55,426
Xstrata PLC	12,599	385,363
Yule Catto & Co. PLC	27,703	62,588

Total United Kingdom		7,329,693
TOTAL COMMON STOCKS (Cost: $77,258,899)		51,406,224
MUTUAL FUNDS – 0.0%
Australia – 0.0%
Lion Selection Ltd. (Cost: $13,175)	7,154	8,408
TOTAL LONG-TERM INVESTMENTS (Cost: $77,272,074)		51,414,632
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND(a) – 0.0%
UBS Private Money Market Fund LLC, 3.01% (Cost: $8)(b)	8	8
TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost: $77,272,082)(c)		51,414,640
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.8%		403,261

NET ASSETS – 100.0%		$51,817,901

RSP – Risparmio Italian Savings Shares.

*	Non-income producing security.

(a)	Interest rate shown reflects yield as of September 30, 2008.

(b)	At September 30, 2008, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $8.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	15

Schedule of Investments (unaudited)

WisdomTree International Communications Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Australia – 6.1%
Reverse Corp. Ltd.	10,358	$12,256
Telstra Corp. Ltd.	437,552	1,442,690
Washington H. Soul Pattinson & Co., Ltd.	4,356	37,109

Total Australia		1,492,055
Austria – 2.1%
Telekom Austria AG	29,459	512,693
Belgium – 5.0%
Belgacom S.A.	19,691	732,548
Mobistar S.A.	7,154	499,881

Total Belgium		1,232,429
Finland – 0.4%
Elisa Oyj	4,773	92,118
France – 8.4%
France Telecom S.A.	74,154	2,062,377
Germany – 7.5%
Deutsche Telekom AG	121,825	1,842,979
Greece – 1.9%
Hellenic Tellecommunications Organizaiton S.A.	25,683	455,274
Hong Kong – 9.8%
China Mobile Ltd.	139,000	1,376,690
China Netcom Group Corp. (Hong Kong) Ltd.	222,464	492,241
China Unicom Ltd.	308,000	459,361
Citic 1616 Holdings Ltd.	17,000	2,474
PCCW Ltd.	147,521	60,799

Total Hong Kong		2,391,565
Italy – 5.2%
Telecom Italia SpA	513,468	758,748
Telecom Italia SpA RSP	468,097	526,339

Total Italy		1,285,087
Japan – 11.3%
KDDI Corp.	98	543,701
Nippon Telegraph & Telephone Corp.	217	958,630
NTT DoCoMo, Inc.	806	1,274,689

Total Japan		2,777,020
Netherlands – 3.3%
Koninklijke KPN N.V.	56,871	814,176
New Zealand – 1.9%
Telecom Corp. of New Zealand Ltd.	258,020	470,465
Norway – 2.1%
Telenor ASA	42,100	511,270
Portugal – 2.7%
Portugal Telecom, SGPS, S.A.	65,244	651,138

Investments	Shares	U.S. $ Value

Singapore – 5.1%
Keppel Telecommunications & Transportation Ltd.	3,000	$3,462
MobileOne Ltd.	27,600	35,135
Pacific Century Regional Developments Ltd.	43,000	7,519
Singapore Telecommunications Ltd.	489,000	1,111,597
StarHub Ltd.	56,842	102,576

Total Singapore		1,260,289
Spain – 7.0%
Telefonica, S.A.	72,349	1,706,284
Sweden – 2.5%
Tele2 AB Class B	5,376	59,945
TeliaSonera AB	99,709	559,123

Total Sweden		619,068
Switzerland – 2.9%
Swisscom AG	2,370	700,696
United Kingdom – 13.7%
BT Group PLC	344,919	990,443
Cable & Wireless PLC	203,783	601,150
Inmarsat PLC	8,094	69,791
Kcom Group PLC	19,342	7,240
Telecom Plus PLC	1,491	8,863
Vodafone Group PLC	769,054	1,681,971

Total United Kingdom		3,359,458
TOTAL INVESTMENTS IN SECURITIES – 98.9% (Cost: $30,498,656)(a)		24,236,441
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 1.1%		280,162

NET ASSETS – 100.0%		$24,516,603

RSP – Risparmio Italian Savings Shares.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

16	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Consumer Discretionary Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.7%
Australia – 5.8%
Alesco Corp., Ltd.	813	$3,796
Amalgamated Holdings Ltd.	708	2,764
APN News & Media Ltd.	3,438	8,705
ARB Corp., Ltd.	519	1,584
Aristocrat Leisure Ltd.	2,488	12,678
Austereo Group Ltd.	2,484	3,125
Automotive Holdings Group	501	668
Billabong International Ltd.	1,285	13,886
Consolidated Media Holdings Ltd.	7,465	14,485
Corporate Express Australia Ltd.	751	2,873
Crown Ltd.	1,194	8,006
David Jones Ltd.	4,952	16,796
Fairfax Media Ltd.	10,429	21,718
Fleetwood Corp., Ltd.	8	56
GUD Holdings Ltd.	69	321
Harvey Norman Holdings Ltd.	4,690	11,431
Housewares International Ltd.	121	88
JB Hi-Fi Ltd.	318	3,070
Macquarie Communications Infrastructure Group	2,757	5,524
Mitchell Communications Group Ltd.	3,651	1,570
Nomad Building Solutions Ltd.	385	483
Pacific Brands Ltd.	3,926	5,977
Photon Group Ltd.	1,208	2,468
Prime Media Group Ltd.	989	1,747
Seven Network Ltd.	1,107	5,501
Specialty Fashion Group Ltd.	2,338	1,254
STW Communications Group Ltd.	2,277	2,057
Super Cheap Auto Group Ltd.	789	1,537
TABCORP Holdings Ltd.	5,633	35,901
Tatts Group Ltd.	9,623	18,066
Ten Network Holdings Ltd.	6,547	8,263
Village Roadshow Ltd.	756	1,008
West Australian Newspapers Holdings Ltd.	1,558	11,061

Total Australia		228,467
Denmark – 0.1%
Bang & Olufsen A/S Class B	75	2,782
Finland – 0.9%
Alma Media Corp.	495	5,632
Amer Sports Oyj Class A	480	5,731
Nokian Renkaat Oyj	165	3,894
Sanoma Oyj	796	14,860
Stockmann Oyj Abp Class B	165	3,859

Total Finland		33,976
France – 20.5%
Accor S.A.	935	49,085
Beneteau S.A.	42	599
Canal Plus S.A.	377	3,283
Compagnie Generale des Etablissements Michelin Class B	492	31,410
Derichebourg	182	787
Havas S.A.	661	2,043

Investments	Shares	U.S. $ Value

Hermes International	151	$24,287
IMS-International Metal Service	87	1,491
IPSOS	53	1,540
JC Decaux S.A.	567	12,208
Kaufman & Broad S.A.	83	3,481
Lagardere SCA	475	21,147
LVMH Moet Hennessy Louis Vuitton S.A.	1,096	95,064
M6-Metropole Television	1,002	21,731
NRJ Group	490	4,866
PagesJaunes Groupe S.A.	2,751	37,637
Peugeot S.A.	1,022	37,856
PPR	622	54,767
Publicis Groupe	538	16,692
Rallye S.A.	280	8,063
Renault S.A.	1,999	125,106
SEB S.A.	105	4,597
Societe BIC S.A.	185	9,532
Societe Television Francaise 1	1,799	31,360
Trigano S.A.	62	611
Valeo S.A.	460	13,730
Vivendi	6,155	190,377

Total France		803,350
Germany – 11.0%
Adidas AG	253	13,398
Bayerische Motoren Werke AG	1,552	59,493
Beate Uhse AG	1,689	2,206
Continental AG*	404	40,063
Daimler AG	3,476	172,843
Douglas Holding AG	171	7,744
Fielmann AG	86	5,992
Gerry Weber International AG	71	1,581
GFK AG	14	425
Kloeckner & Co. AG	62	1,400
Leoni AG	52	1,559
Metro AG	600	29,944
Praktiker Bau- und Heimwerkermaerkt AG	125	1,140
Puma AG Rudolf Dassler Sport	17	4,578
Takkt AG	141	1,949
TUI AG	138	2,259
Volkswagen AG	217	84,740

Total Germany		431,314
Hong Kong – 1.0%
CITIC Pacific Ltd.	6,000	17,232
Denway Motors Ltd.	30,000	9,350
Hongkong & Shanghai Hotels Ltd. (The)	3,000	2,906
Oriental Press Group Ltd.	10,000	1,159
Shaw Brothers	2,000	2,880
Television Broadcasts Ltd.	1,000	4,212

Total Hong Kong		37,739
Ireland – 0.3%
Independent News & Media PLC	5,900	9,613
Paddy Power PLC	119	2,049

Total Ireland		11,662

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	17

Schedule of Investments (unaudited) (continued)

WisdomTree International Consumer Discretionary Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Italy – 4.9%
Arnoldo Mondadori Editore SpA	1,525	$7,626
Benetton Group SpA	547	5,021
Brembo SpA	299	2,892
Bulgari SpA	1,368	12,058
Cairo Communication SpA	1,238	4,213
Fiat SpA	2,765	36,392
Fiat SpA RSP	298	2,246
Geox SpA	913	8,753
Gruppo Editoriale L’Espresso SpA	3,308	7,016
Indesit Co. SpA	801	8,365
Lottomatica SpA	726	18,866
Mediaset SpA	8,630	54,216
Piaggio & C SpA	1,163	2,565
Pirelli & C SpA	9,832	5,704
RCS MediaGroup SpA	3,823	7,894
Sogefi SpA	548	1,565
Tod’s SpA	143	7,093

Total Italy		192,485
Japan – 27.8%
ABC-Mart, Inc.	100	2,802
Aisan Industry Co., Ltd.	100	596
Aisin Seiki Co., Ltd.	400	9,513
Alpen Co., Ltd.	100	1,878
Alpine Electronics, Inc.	200	1,878
AOKI Holdings, Inc.	100	1,010
Asatsu-DK, Inc.	100	2,821
Avex Group Holdings, Inc.	300	2,608
Belluna Co., Ltd.	150	664
Best Denki Co., Ltd.	500	1,860
Bosch Corp.	1,000	5,633
Bridgestone Corp.	900	16,616
Calsonic Kansei Corp.	1,000	2,769
Culture Convenience Club Co., Ltd.	300	2,210
Daidoh Ltd.	400	3,903
Daihatsu Motor Co., Ltd.	1,000	10,738
Daito Trust Construction Co., Ltd.	200	7,291
Daiwa House Industry Co., Ltd.	1,000	9,306
DENSO CORP.	1,000	23,925
Don Quijote Co., Ltd.	100	1,771
Doshisha Co., Ltd.	100	1,322
Edion Corp.	400	2,656
Exedy Corp.	100	1,836
Fast Retailing Co., Ltd.	100	9,937
FCC Co., Ltd.	100	1,296
France Bed Holdings Co., Ltd.	2,000	2,487
Fuji Heavy Industries Ltd.	1,000	4,907
FUJIFILM Holdings Corp.	300	7,602
Futaba Industrial Co., Ltd.	100	1,225
Gulliver International Co., Ltd.	70	1,195
Gunze Ltd.	1,000	3,862
Hakuhodo DY Holdings, Inc.	20	980
Hanwa Co., Ltd.	1,000	3,372

Investments	Shares	U.S. $ Value

Heiwa Corp.	700	$5,407
Hitachi High-Technologies Corp.	100	1,950
Honda Motor Co., Ltd.	3,300	96,049
Iida Home Max	100	336
Inaba Denki Sangyo Co., Ltd.	100	2,228
Isetan Mitsukoshi Holdings Ltd.	340	3,914
Isuzu Motors Ltd.	1,000	2,675
ITOCHU Corp.	3,000	17,576
J Front Retailing Co., Ltd.	381	2,150
Kanto Auto Works Ltd.	200	2,394
Keihin Corp.	100	1,133
Keiyo Co., Ltd.	400	2,016
Kenwood Corp.	3,000	2,232
Koei Co., Ltd.	200	2,560
Konami Corp.	100	2,454
Kurabo Industries Ltd.	2,000	3,447
Marubeni Corp.	2,000	8,816
Marui Group Co., Ltd.	1,100	8,082
Mazda Motor Corp.	1,000	3,937
Mitsubishi Corp.	2,800	56,837
Mitsui & Co., Ltd.	3,000	36,114
Moshi Moshi Hotline, Inc.	50	1,293
Namco Bandai Holdings, Inc.	600	6,471
Nifco, Inc.	200	3,442
Nippon Television Network Corp.	10	937
Nissan Motor Co., Ltd.	15,200	99,792
Nissin Kogyo Co., Ltd.	200	2,564
Nitori Co., Ltd.	50	2,939
Onward Holding Co., Ltd.	1,000	10,258
Oriental Land Co., Ltd.	100	6,735
Parco Co., Ltd.	200	2,080
Plenus Co., Ltd.	100	1,228
Point, Inc.	40	1,503
Resorttrust, Inc.	120	1,116
Right On Co., Ltd.	200	2,511
Riken Corp.	1,000	3,052
Ryohin Keikaku Co., Ltd.	100	4,842
Sanei-International Co., Ltd.	100	1,085
Sangetsu Co., Ltd.	300	4,999
Sankyo Co., Ltd.	200	10,041
Sankyo Seiko Co., Ltd.	500	834
Sega Sammy Holdings, Inc.	200	1,778
Seiko Holdings Corp.	1,000	3,240
Seiren Co., Ltd.	400	1,933
Sekisui Chemical Co., Ltd.	1,000	5,849
Sekisui House, Ltd.	2,000	17,972
Sharp Corp.	1,000	10,606
Shimachu Co., Ltd.	100	2,223
Showa Corp.	200	1,191
Sojitz Corp.	2,000	4,484
Sony Corp.	700	20,900
Square Enix Holdings Co., Ltd.	100	2,882
Stanley Electric Co., Ltd.	200	2,867
Sumitomo Corp.	3,000	27,156

See Notes to Financial Statements.

18	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Consumer Discretionary Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Sumitomo Rubber Industries, Inc.	600	$5,211
Sundrug Co., Ltd.	100	1,950
Suzuki Motor Corp.	300	5,420
Takata Corp.	100	1,342
Teijin Ltd.	2,000	5,878
Toei Co., Ltd.	1,000	4,728
Toho Co., Ltd.	100	2,058
Tokai Rika Co., Ltd.	100	1,235
Token Corp.	60	1,905
Tokyo Broadcasting System, Inc.	200	3,382
TOMY Co., Ltd.	200	1,336
Topre Corp.	100	672
Toray Industries, Inc.	2,000	9,174
Toyo Tire & Rubber Co., Ltd.	1,000	2,685
Toyobo Co., Ltd.	2,000	3,278
Toyoda Gosei Co., Ltd.	100	1,648
Toyota Auto Body Co., Ltd.	200	3,542
Toyota Boshoku Corp.	200	2,151
Toyota Motor Corp.	7,300	301,172
Toyota Tsusho Corp.	300	3,823
Trusco Nakayama Corp.	100	1,309
TS Tech Co., Ltd.	100	945
Unitika Ltd.	3,000	2,515
UNY Co., Ltd.	1,000	9,947
Xebio Co., Ltd.	100	1,903
Yamada Denki Co., Ltd.	40	2,980
Yamaha Corp.	400	6,733
Yamaha Motor Co., Ltd.	500	6,674
Yokohama Rubber Co., Ltd. (The)	1,000	5,284

Total Japan		1,086,459
Netherlands – 1.6%
Beter BED Holdings N.V.	118	1,598
Hunter Douglas N.V.	115	4,634
Macintosh Retail Group N.V.	92	1,405
Reed Elsevier N.V.	2,003	29,624
Telegraaf Media Groep N.V.	211	5,714
Wolters Kluwer N.V.	1,058	21,155

Total Netherlands		64,130
New Zealand – 0.5%
Fisher & Paykel Appliances Holdings Ltd.	2,587	2,765
Sky City Entertainment Group Ltd.	4,598	11,240
Sky Network Television Ltd.	828	2,306
Warehouse Group Ltd. (The)	2,408	4,857

Total New Zealand		21,168
Norway – 0.3%
Ekornes ASA	400	5,379
Schibsted ASA	250	4,556

Total Norway		9,935
Portugal – 0.2%
SAG GEST-Solucoes Automovel Globais, SGPS, S.A.	1,420	2,992
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	769	5,606

Total Portugal		8,598

Investments	Shares	U.S. $ Value

Singapore – 1.0%
FJ Benjamin Holdings Ltd.	8,000	$1,651
Hotel Plaza Ltd.	3,000	2,833
Hotel Properties Ltd.	1,000	944
HupSteel Ltd.	7,000	1,249
Jardine Cycle & Carriage Ltd.	1,000	10,911
KS Energy Services Ltd.	1,000	1,042
SC Global Developments Ltd.	1,000	479
Singapore Press Holdings Ltd.	7,000	19,487
Stamford Land Corp., Ltd.	7,000	1,836

Total Singapore		40,432
Spain – 3.2%
Adolfo Dominguez	61	831
Antena 3 de Television S.A.	2,589	18,620
Cie Automotive, S.A.	190	1,116
Gestevision Telecinco, S.A.	3,190	32,172
Inditex S.A.	1,520	63,390
Promotora de Informaciones, S.A.	464	3,076
Sol Melia S.A.	107	921
Vocento, S.A.	650	4,547

Total Spain		124,673
Sweden – 4.0%
B&B Tools AB Class B	100	1,682
BE Group AB	200	1,090
Bilia AB Class A	300	1,420
Clas Ohlson AB Class B	100	1,205
Electrolux AB Series B	1,501	17,168
Eniro AB	2,800	9,597
Hakon Invest AB	600	7,293
Haldex AB	144	1,430
Hennes & Mauritz AB Class B	2,680	106,851
JM AB	300	2,377
Modern Times Group AB Class B	50	1,760
New Wave Group AB Class B	200	528
Nobia AB	500	1,592
rnb Retail And Brands AB	200	234
SkiStar AB	200	2,072
TradeDoubler AB	100	846

Total Sweden		157,145
Switzerland – 1.5%
Compagnie Financiere Richemont AG S.A. Class A	828	36,111
Highlight Communications AG	322	3,121
Rieter Holding AG	12	3,617
Swatch Group AG (The)	181	5,965
Swatch Group AG (The) Class B	45	8,167

Total Switzerland		56,981
United Kingdom – 14.1%
Aegis Group PLC	1,149	1,900
Bellway PLC	771	7,421
Bloomsbury Publishing PLC	483	1,291
Bovis Homes Group PLC	741	4,979
Brammer PLC	1,239	4,306

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	19

Schedule of Investments (unaudited) (concluded)

WisdomTree International Consumer Discretionary Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

British Sky Broadcasting Group PLC	4,532	$33,484
BSS Group PLC	1,021	4,181
Burberry Group PLC	1,272	8,842
Carnival PLC	822	24,337
Carpetright PLC	616	6,577
Carphone Warehouse Group PLC	1,955	5,976
Centaur Media PLC	1,393	1,285
Cineworld Group PLC	1,260	2,560
Clinton Cards PLC	3,796	2,385
Compass Group PLC	5,802	35,576
Daily Mail & General Trust N.V. Class A	1,350	7,676
Debenhams PLC	6,499	5,647
Dsg International PLC	7,008	5,965
Electrocomponents PLC	4,321	12,593
Enterprise Inns PLC	2,180	6,936
Euromoney Institutional Investor PLC	458	2,653
Findel PLC	804	1,458
Future PLC	3,154	1,293
Game Group PLC	546	1,995
GKN PLC	3,748	13,077
Greene King PLC	36	293
Halfords Group PLC	1,115	5,152
Headlam Group PLC	811	3,133
HMV Group PLC	3,101	7,006
Holidaybreak PLC	318	1,825
Home Retail Group PLC	3,729	15,420
Inchcape PLC	2,459	8,218
Informa PLC	1,383	7,759
Intercontinental Hotels Group PLC	1,104	13,539
ITV PLC	21,777	16,303
John Menzies PLC	638	3,042
Kesa Electricals PLC	1,974	3,862
Kingfisher PLC	10,075	23,651
Ladbrokes PLC	3,394	11,283
Lookers PLC	1,641	1,360
Luminar Group Holdings PLC	351	1,164
Marks & Spencer Group PLC	8,350	29,990
Millennium & Copthorne Hotels PLC	333	1,444
Mitchells & Butlers PLC	2,040	7,972
Mothercare PLC	512	3,144
N. Brown Group PLC	1,852	7,295
Next PLC	1,131	20,543
Pearson PLC	3,280	35,079
Pendragon PLC	8,791	1,399
Persimmon PLC	3,243	23,022
Raymarine PLC	639	1,241
Reed Elsevier PLC	2,635	26,067
Rightmove PLC	265	1,197
Taylor Nelson Sofres PLC	678	2,937
Topps Tiles PLC	3,443	3,559
Travis Perkins PLC	635	5,982
Trinity Mirror PLC	3,772	5,681
UTV PLC	692	1,551
Wetherspoon (J.D.) PLC	136	567

Investments	Shares	U.S. $ Value

WH Smith PLC	746	$5,013
Whitbread PLC	715	13,484
William Hill PLC	1,917	7,979
WPP Group PLC	2,347	18,742

Total United Kingdom		551,291
TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $5,171,107)(a)		3,862,587
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 1.3%		49,501

NET ASSETS – 100.0%		$3,912,088

RSP – Risparmio Italian Savings Shares.

*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

20	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Consumer Staples Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.7%
Australia – 8.5%
ABB Grain Ltd.	822	$5,129
ABC Learning Centres Ltd.	84,388	35,945
Australian Agricultural Co., Ltd.	4,065	8,657
AWB Ltd.	13,125	28,781
Campbell Brothers Ltd.	840	21,269
Coca-Cola Amatil Ltd.	25,816	168,000
Flight Centre Ltd.	3,554	53,237
Foster’s Group Ltd.	65,724	286,174
Futuris Corp., Ltd.	26,938	29,961
Goodman Fielder Ltd.	74,722	81,928
Invocare Ltd.	2,418	9,251
Iress Market Technology Ltd.	2,697	12,275
Lion Nathan Ltd.	17,202	125,784
Metcash Ltd.	6,115	19,149
Navitas Ltd.	10,496	18,628
Ridley Corp., Ltd.	10,179	7,748
Seek Ltd.	7,075	28,518
Select Harvests Ltd.	2,400	9,844
Skilled Group Ltd.	5,497	12,575
Woolworths Ltd.	28,907	620,210

Total Australia		1,583,063
Belgium – 5.6%
Colruyt S.A.	248	61,638
Delhaize Group	1,501	86,433
InBev N.V.	15,015	882,335
Omega Pharma S.A.	290	12,282

Total Belgium		1,042,688
Denmark – 0.3%
Carlsberg A/S Class B	425	31,844
Danisco A/S	448	24,838

Total Denmark		56,682
Finland – 0.5%
HKSkan Oyj	945	7,447
Kesko Oyj Class B	2,653	66,780
Raisio PLC Class V	5,545	12,306

Total Finland		86,533
France – 13.0%
Carrefour S.A.	11,515	535,378
Casino Guichard Perrachon S.A.	1,784	156,994
Christian Dior S.A.	2,601	193,891
Fimalac	547	33,269
Groupe Danone	7,226	507,500
L’Oreal S.A.	7,395	719,326
Pernod-Ricard S.A.	2,617	227,101
Remy Cointreau S.A.	862	40,175

Total France		2,413,634
Germany – 1.1%
Beiersdorf AG	1,438	90,511
Henkel KGaA	2,505	76,460

Investments	Shares	U.S. $ Value

Suedzucker AG	2,554	$36,951

Total Germany		203,922
Hong Kong – 0.3%
China Travel International Investment Hong Kong Ltd.	10,000	2,228
Cross-Harbour (Holdings) Ltd.	14,000	11,324
Shanghai Industrial Holdings Ltd.	18,000	40,570
Vitasoy International Holdings Ltd.	2,000	868

Total Hong Kong		54,990
Ireland – 0.4%
C&C Group PLC	9,395	25,061
Fyffes PLC	12,898	5,798
Glanbia PLC	2,316	12,261
Greencore Group PLC	5,038	12,809
Kerry Group PLC Class A	555	16,215
Total Produce PLC	11,047	6,207

Total Ireland		78,351
Italy – 2.0%
Davide Campari-Milano SpA	2,413	19,337
Luxottica Group SpA	6,929	156,892
MARR SpA	1,564	10,951
Parmalat SpA	75,543	176,145
Safilo Group SpA	6,806	9,398
Sol SpA	1,466	7,537

Total Italy		380,260
Japan – 8.3%
Aeon Co., Ltd.	4,800	47,609
Ajinomoto Co., Inc.	6,000	56,459
Asahi Breweries, Ltd.	2,900	50,261
Circle K Sunkus Co., Ltd.	300	4,954
Coca-Cola West Holdings Co., Ltd.	1,200	26,958
FamilyMart Co., Ltd.	500	21,052
Fancl Corp.	400	4,785
Fuji Oil Co., Ltd.	1,400	15,772
Fujicco Co., Ltd.	1,000	10,606
Heiwado Co., Ltd.	600	8,506
Hokuto Corp.	400	8,873
House Foods Corp.	400	5,832
Itoham Foods, Inc.	2,000	9,212
Izumiya Co., Ltd.	2,000	10,795
Japan Tobacco, Inc.	58	215,250
Kagome Co., Ltd.	400	6,190
Kao Corp.	6,000	159,657
Kasumi Co., Ltd.	2,000	10,776
Kato Sangyo Co., Ltd.	500	5,882
Kikkoman Corp.	1,000	13,394
Kirin Brewery Co., Ltd.	6,000	77,822
Kyokuyo Co., Ltd.	4,000	6,443
Lawson, Inc.	1,800	82,739
Mandom Corp.	500	13,187
Marudai Food Co., Ltd.	4,000	8,440
Maruha Nichiro Holdings, Inc.	5,000	8,101
Meitec Corp.	400	10,606

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	21

Schedule of Investments (unaudited) (continued)

WisdomTree International Consumer Staples Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Mercian Corp.	3,000	$5,765
Mikuni Coca-Cola Bottling Co., Ltd.	1,300	11,278
Milbon Co., Ltd.	300	6,556
Ministop Co., Ltd.	600	10,783
Mitsui Sugar Co., Ltd.	4,000	14,694
Morinaga & Co., Ltd.	5,000	9,184
Nippon Beet Sugar Manufacturing Co., Ltd.	5,000	9,984
Nippon Flour Mills Co., Ltd.	2,000	9,834
Nippon Meat Packers, Inc.	2,000	29,840
Nippon Suisan Kaisha Ltd.	800	2,901
Nisshin Oillio Group Ltd. (The)	1,000	5,275
Nisshin Seifun Group, Inc.	2,000	26,468
Nissin Food Products Co., Ltd.	1,000	35,417
Nosan Corp.	4,000	8,402
Park24 Co., Ltd.	3,900	21,490
Pigeon Corp.	500	14,011
QP Corp.	800	7,407
Rock Field Co., Ltd.	700	8,756
Ryoshoku Ltd.	600	9,721
Sakata Seed Corp.	1,000	14,666
Sanrio Co., Ltd.	100	1,085
Seven & I Holdings Co., Ltd.	7,800	220,043
Shiseido Co., Ltd.	4,000	88,353
Showa Sangyo Co., Ltd.	4,000	9,758
Starzen Co., Ltd.	5,000	10,973
Uni-Charm Corp.	400	30,519
Yakult Honsha Co., Ltd.	400	12,320
Yokohama Reito Co., Ltd.	2,000	13,545

Total Japan		1,549,189
Netherlands – 8.6%
CSM N.V.	1,264	31,746
Heineken Holding N.V.	2,532	98,268
Heineken N.V.	4,824	192,067
Koninklijke Ahold N.V.	10,406	118,791
Koninklijke Wessanen N.V.	2,733	24,147
Nutreco Holding N.V.	556	25,858
Randstad Holdings N.V.	5,463	141,617
Sligro Food Group N.V.	384	11,413
Unilever N.V. CVA	32,732	913,103
USG People N.V.	2,405	32,599

Total Netherlands		1,589,609
New Zealand – 0.0%
PGG Wrightson Ltd.	6,712	7,173
Norway – 0.9%
Cermaq ASA	1,387	8,868
Leroy Seafood Group ASA	600	5,252
Orkla ASA	16,700	149,422
Salmar ASA	1,600	7,577

Total Norway		171,119
Portugal – 0.4%
Jeronimo Martins SGPS, S.A.	5,218	43,977
Sonae SGPS, S.A.	30,941	23,208

Total Portugal		67,185

Investments	Shares	U.S. $ Value

Singapore – 0.2%
Petra Foods Ltd.	13,000	$8,002
Wilmar International Ltd.	19,000	33,357

Total Singapore		41,359
Spain – 0.2%
Ebro Puleva S.A.	1,909	29,872
Sweden – 1.6%
Aarhuskarlshamn AB	918	15,305
Axfood AB	1,622	43,500
Svenska Cellulosa AB Class A	2,800	28,712
Svenska Cellulosa AB SCA Class B	15,600	161,643
Swedish Match AB	2,629	45,245

Total Sweden		294,405
Switzerland – 11.7%
Adecco S.A.	2,617	112,592
Aryzta AG*	211	8,210
Givaudan SA	49	40,664
Nestle S.A.	46,659	2,005,765
Swissquote Group Holding S.A.	200	5,815

Total Switzerland		2,173,046
United Kingdom – 35.1%
Associated British Foods PLC	9,454	119,644
British American Tobacco PLC	41,106	1,344,492
Britvic PLC	3,499	12,645
Cadbury Schweppes PLC	28,417	286,436
Capita Group PLC	4,086	50,836
Cranswick PLC	1,047	12,224
Dairy Crest Group PLC	4,330	30,872
Devro PLC	7,071	9,831
Diageo PLC	48,761	821,337
Dignity PLC	724	8,962
Greggs PLC	190	10,600
Hays PLC	42,732	60,934
Imperial Tobacco Group PLC	18,667	597,915
J. Sainsbury PLC	35,136	217,946
Marston’s PLC	8,636	24,129
Mcbride PLC	7,637	13,613
Michael Page International PLC	5,040	20,752
Northern Foods PLC	14,772	16,851
PayPoint PLC	1,052	9,901
Premier Foods PLC	29,790	39,692
PZ Cussons PLC	4,550	14,355
Reckitt Benckiser PLC	7,536	364,156
Robert Walters PLC	3,790	7,313
Robert Wiseman Dairies PLC	1,997	11,631
SABMiller PLC	21,197	410,319
Safestore Holdings PLC	3,931	9,144
SSL International PLC	1,109	8,861
Sthree PLC	3,913	12,467
Tate & Lyle PLC	14,333	97,337
Tesco PLC	122,484	846,214
Thomas Cook Group PLC	6,417	25,335

See Notes to Financial Statements.

22	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Consumer Staples Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Thomson Reuters PLC	6,840	$151,302
Tui Travel PLC	25,293	97,155
Unilever PLC	23,773	644,935
Wm. Morrison Supermarkets PLC	25,460	117,310

Total United Kingdom		6,527,446
TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $21,857,832)(a)		18,350,526
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 1.3%		233,074

NET ASSETS – 100.0%		$18,583,600
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	23

Schedule of Investments (unaudited)

WisdomTree International Energy Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Australia – 10.6%
Beach Petroleum Ltd.	7,947	$5,673
Caltex Australia Ltd.	108,648	1,058,414
Centennial Coal Co., Ltd.	4,736	13,748
Downer EDI Ltd.	11,671	57,998
Gloucester Coal Ltd.	455	3,320
MacArthur Coal Ltd.	1,250	10,452
New Hope Corp., Ltd.	10,548	35,776
Santos Ltd.	75,436	1,136,525
Woodside Petroleum Ltd.	31,638	1,272,759
WorleyParsons Ltd.	37,206	889,248

Total Australia		4,483,913
Austria – 2.1%
OMV AG	21,238	874,971
Schoeller-Bleckmann Oilfield Equipment AG	67	4,000

Total Austria		878,971
Finland – 2.6%
Neste Oil Oyj	52,650	1,077,522
France – 12.2%
Etablissements Maurel et Prom	62,301	982,750
Technip S.A.	15,918	880,282
TOTAL S.A.	55,134	3,297,566

Total France		5,160,598
Greece – 2.2%
Motor Oil (Hellas) Corinth Refineries S.A.	64,214	950,689
Hong Kong – 3.9%
CNOOC Ltd.	1,461,318	1,665,647
Italy – 11.9%
Eni SpA	112,144	2,929,930
ERG SpA	4,302	70,097
Gas Plus	1,289	12,040
Saipem SpA	33,051	970,748
Saras SpA	249,893	1,029,343

Total Italy		5,012,158
Japan – 6.1%
AOC Holdings, Inc.	600	4,657
Cosmo Oil Co., Ltd.	27,000	63,072
Idemitsu Kosan Co., Ltd.	800	63,825
Itochu Enex Co., Ltd.	2,900	18,494
Mitsuuroko Co., Ltd.	800	4,702
Nippon Oil Corp.	218,000	1,078,039
San-Ai Oil Co., Ltd.	1,000	3,155
Showa Shell Sekiyu K.K.	14,300	136,582
Sinanen Co., Ltd.	2,000	7,535
TonenGeneral Sekiyu K.K.	148,250	1,205,103

Total Japan		2,585,164
Netherlands – 2.1%
Fugro N.V.	1,798	104,685
SBM Offshore N.V.	36,568	771,506

Total Netherlands		876,191

Investments	Shares	U.S. $ Value

New Zealand – 0.3%
New Zealand Oil & Gas Ltd.	9,690	$8,284
New Zealand Refining Co., Ltd. (The)	29,647	128,708

Total New Zealand		136,992
Norway – 7.1%
Aker ASA Class A	28,320	864,598
Statoil ASA	89,843	2,110,717

Total Norway		2,975,315
Portugal – 2.3%
Galp Energia SGPS S.A. Class B	59,838	978,359
Singapore – 2.3%
CH Offshore Ltd.	12,000	4,323
Singapore Petroleum Co., Ltd.	299,753	977,022

Total Singapore		981,345
Spain – 7.3%
Cia Espanola de Petroleos S.A.	12,818	1,253,135
Repsol YPF, S.A.	61,696	1,811,221

Total Spain		3,064,356
United Kingdom – 26.3%
BG Group PLC	70,731	1,277,133
BP PLC	394,889	3,265,954
Hellenic Petroleum S.A.	89,259	937,825
Hunting PLC	1,413	15,338
JKX Oil & Gas PLC	1,256	6,218
John Wood Group PLC	4,470	26,970
Royal Dutch Shell PLC Class A	97,997	2,826,235
Royal Dutch Shell PLC Class B	93,649	2,634,069
Tullow Oil PLC	5,390	68,501
Venture Production PLC	2,231	24,178

Total United Kingdom		11,082,421
TOTAL COMMON STOCKS (Cost: $56,764,794)		41,909,641
WARRANTS* – 0.0%
Australia – 0.0%
Beach Petroleum Ltd., expiring 6/30/10 (Cost: $0)	1,182	65
TOTAL INVESTMENTS IN SECURITIES – 99.3% (Cost: $56,764,794)(a)		41,909,706
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.7%		277,370

NET ASSETS – 100.0%		$42,187,076
*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

24	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Financial Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.6%
Australia – 14.4%
AMP Ltd.	17,230	$94,865
ASX Ltd.	1,412	33,581
Australia & New Zealand Banking Group Ltd.	19,346	286,127
Australian Wealth Management Ltd.	5,181	4,925
AXA Asia Pacific Holdings Ltd.	8,582	34,051
Babcock & Brown Infrastructure Group	21,692	5,647
Babcock & Brown Ltd.	2,763	4,239
Bank of Queensland Ltd.	1,011	10,487
Becton Property Group	1,844	756
Bendigo and Adelaide Bank Ltd.	2,004	18,337
Challenger Diversified Property Group	3,907	1,849
Challenger Financial Services Group Ltd.	4,889	9,217
Commonwealth Bank of Australia	12,186	409,677
Count Financial Ltd.	1,464	1,617
Emeco Holdings Ltd.	4,101	2,588
FKP Property Group	1,618	4,914
FlexiGroup Ltd.	10,859	4,026
Galileo Japan Trust	7,577	1,673
HFA Holdings Ltd.	1,898	943
Insurance Australia Group Ltd.	20,802	67,275
IOOF Holdings Ltd.	597	2,623
Lend Lease Corp. Ltd.	4,056	29,370
Macquarie Group Ltd.	2,769	80,815
Macquarie Media Group Ltd	1,156	2,416
Mirvac Real Estate Investment Trust	10,316	5,045
Mortgage Choice Ltd.	2,256	1,780
National Australia Bank Ltd.	16,985	325,030
Octaviar Ltd.	1,501	1,172
Peet Ltd.	2,133	3,802
Perpetual Ltd.	465	17,166
QBE Insurance Group Ltd.	6,057	126,611
St.George Bank Ltd.	4,800	108,287
Suncorp-Metway Ltd.	9,433	69,199
Sunland Group Ltd.	2,991	5,686
Timbercorp Ltd.	3,966	1,924
Trinity Group	3,443	1,820
Westpac Banking Corp.	17,485	296,256
Westpac Office Trust	7,290	2,041

Total Australia		2,077,837
Austria – 0.4%
Bank Austria Creditanstalt AG(a)	571	—
Erste Bank der Oesterreichischen Sparkassen AG	515	24,921
IMMOFINANZ AG	2,364	8,102
Raiffeisen International Bank Holdiing AG	153	10,739
Uniqa Versicherungen AG	183	4,627
Vienna Insurance Group	243	11,950

Total Austria		60,339
Belgium – 1.7%
Cofinimmo	53	9,157
Dexia N.V.	8,565	90,231

Investments	Shares	U.S. $ Value

KBC Groep N.V.	1,752	$146,992

Total Belgium		246,380
Denmark – 0.9%
Danske Bank A/S	3,934	92,392
Sydbank A/S	50	1,471
TrygVesta A/S	476	29,930

Total Denmark		123,793
Finland – 0.8%
Citycon Oyj	1,006	3,250
Pohjola Bank PLC Class A	1,250	17,804
Ramirent Oyj	580	3,576
Sampo Oyj Class A	3,941	87,576
Technopolis Oyj	630	4,318

Total Finland		116,524
France – 13.1%
ABC Arbitrage	339	2,324
Altamir Amboise	460	3,521
AXA S.A.	15,480	497,828
BNP Paribas	6,609	613,444
CNP Assurances	701	78,241
Credit Agricole S.A.	19,314	363,670
Euler Hermes S.A.	583	40,479
Fonciere Des Regions	301	30,991
ICADE	215	17,214
Klepierre	840	32,305
Natixis	12,925	41,575
Nexity	613	9,609
SCOR SE	1,179	22,523
Societe Fonciere Financiere et de Participations FFP	82	5,560
Societe Generale	1,228	106,944
Societe Immobiliere de Location pour l’Industrie et le Commerce	71	8,677
Wendel	180	14,057

Total France		1,888,962
Germany – 6.1%
Aareal Bank AG	76	863
Allianz SE	2,063	278,999
AMB Generali Holding AG	138	21,439
Comdirect Bank AG	500	3,666
Commerzbank AG	3,300	48,208
DAB Bank AG	1,246	6,161
Deutsche Bank AG	3,936	273,864
Deutsche Boerse AG	495	44,409
Deutsche Postbank AG	486	18,200
Hannover Rueckversicherung AG	586	21,163
Hypo Real Estate Holding AG	523	3,049
MLP AG	719	13,129
MPC Munchmeyer Petersen Capital AG	108	1,972
Muenchener Ruckversicherungs – Gesellschaft AG	926	138,148
Sixt AG	14	299
Vivacon AG	329	3,110

Total Germany		876,679

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	25

Schedule of Investments (unaudited) (continued)

WisdomTree International Financial Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Hong Kong – 3.6%
Allied Properties HK Ltd.	4,000	$515
Bank of East Asia Ltd.	6,600	20,401
BOC Hong Kong (Holdings) Ltd.	45,500	79,698
Champion Real Estate Investment Trust	27,000	10,990
Cheung Kong (Holdings) Ltd.	5,000	55,543
China Everbright Ltd.	2,000	3,096
China Overseas Land & Investment Ltd.	10,000	11,849
Dah Sing Banking Group Ltd.	1,600	1,642
Dah Sing Financial Holdings Ltd.	400	1,669
Fubon Bank Hong Kong Ltd.	4,000	1,546
Guangzhou Investment Co., Ltd.	22,000	2,097
Hang Seng Bank Ltd.	7,300	135,670
Henderson Investment Ltd.	32,000	1,484
Hong Kong Exchanges and Clearing Ltd.	4,300	51,560
Hopewell Holdings Ltd.	4,000	14,322
Industrial and Commercial Bank of China Asia Ltd.	4,000	7,171
Liu Chong Hing Bank Ltd.	1,000	1,803
Regal Real Estate Investment Trust	21,000	3,110
Shenzhen Investment Ltd.	22,000	3,202
Sino Land Co.	14,000	15,326
Sun Hung Kai & Co., Ltd.	8,000	3,606
Sun Hung Kai Properties Ltd.	6,000	60,586
Sunlight Real Estate Investment Trust	7,000	1,461
Tian An China Investment	2,000	739
Wharf Holdings Ltd.	5,000	14,006
Wing Hang Bank Ltd.	1,000	7,605
Wing Lung Bank	500	9,988

Total Hong Kong		520,685
Ireland – 1.0%
Allied Irish Banks PLC	6,579	54,523
Anglo Irish Bank Corp. PLC	2,461	13,288
Bank of Ireland	9,501	52,715
FBD A Shares	159	335
FBD Holdings PLC	159	2,578
Irish Life & Permanent PLC	2,264	15,424

Total Ireland		138,863
Italy – 11.7%
Alleanza Assicurazioni SpA	5,362	48,617
Anima SGRpA	1,062	2,124
Assicurazioni Generali SpA	4,958	162,824
Azimut Holding SpA	319	2,174
Banca Carige SpA	4,554	14,777
Banca Generali SpA	341	1,989
Banca Intermobiliare SpA	727	3,676
Banca Monte dei Paschi di Siena SpA	71,679	175,190
Banca Popolare dell’Etruria e del Lazio	655	5,079
Banca Popolare di Milano S.c.r.l.	2,176	18,125
Banca Popolare di Sondrio S.c.r.l.	579	5,774
Banco di Desio e della Brianza SpA	854	5,770
Credito Artigiano SpA	2,548	8,089
Credito Emiliano SpA	1,398	11,733

Investments	Shares	U.S. $ Value

Ergo Previdenza SpA	965	$5,913
Fondiaria-Sai SpA	671	15,589
Fondiaria-Sai SpA RSP	268	4,465
Gruppo MutuiOnline SpA	447	2,350
IFIL – Investments SpA RSP	574	1,903
IFIL – Investments SpA	2,192	9,730
Intesa Sanpaolo	110,200	595,178
Intesa Sanpaolo SpA RSP	8,480	39,903
Mediobanca SpA	4,535	60,484
Mediolanum SpA	4,478	20,112
Meliorbanca SpA	748	2,966
Milano Assicurazioni SpA	3,614	15,775
Piccolo Credito Valtellinese S.c.r.l.	883	7,268
Pirelli & C Real Estate SpA	646	8,148
Premafin Finanziaria SpA	1,567	2,804
Societa Cattolica di Assicurazioni S.c.r.l.	252	11,497
Tamburi Investment Partners SpA	515	1,248
UniCredito SpA	84,440	308,086
Unione di Banche Italiane SCPA	3,809	82,502
Unipol Gruppo Finanziario SpA	11,609	24,411
Vittoria Assicurazioni SpA	59	878

Total Italy		1,687,151
Japan – 4.9%
Aioi Insurance Co., Ltd.	2,000	9,589
Bank of Kyoto Ltd. (The)	2,000	19,781
Bank of Yokohama Ltd. (The)	2,000	9,457
Century Leasing System, Inc.	400	3,372
Daiwa Securities Group Inc.	1,000	6,951
Eighteenth Bank Ltd. (The)	2,000	5,105
Hiroshima Bank Ltd. (The)	4,000	14,430
Hokuhoku Financial Group, Inc.	4,000	8,590
Hyakujushi Bank Ltd. (The)	3,000	16,474
Leopalace21 Corp.	400	3,029
Matsui Securities Co., Ltd.	200	1,413
Mitsubishi Estate Co., Ltd.	1,000	18,934
Mitsubishi UFJ Financial Group, Inc.	13,760	115,741
Mitsui Sumitomo Insurance Group Holdings, Inc.	900	29,586
Mizuho Financial Group, Inc.	19	79,103
Mizuho Investors Securities Co., Ltd.	11,000	8,807
Mizuho Trust & Banking Co., Ltd.	4,000	5,237
Nishi-Nippon City Bank Ltd. (The)	5,000	12,057
Nomura Holdings, Inc.	4,400	54,956
Nomura Real Estate Holdings, Inc.	100	2,303
Oita Bank Ltd. (The)	3,000	15,429
Okasan Holdings, Inc.	3,000	14,129
Resona Holdings, Inc.	16	20,511
Sankei Building Co., Ltd.	100	437
Shinko Securities Co., Ltd.	2,000	5,426
Shinsei Bank Ltd.	5,000	14,694
Sompo Japan Insurance, Inc.	1,000	8,167
Sumitomo Mitsui Financial Group, Inc.	11	65,276
Sumitomo Real Estate Sales Co., Ltd.	50	1,354
Sumitomo Trust & Banking Co., Ltd. (The)	3,000	18,933

See Notes to Financial Statements.

26	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Financial Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Suruga Bank Ltd.	1,832	$20,638
T&D Holdings, Inc.	450	23,143
Tokai Tokyo Securities Co., Ltd.	4,000	13,225
Tokio Marine Holdings, Inc.	1,100	38,751
Tokyu Land Corp.	2,000	7,140
Tokyu Livable, Inc.	300	1,486
Toyo Securities Co., Ltd.	2,000	4,578
Yamaguchi Financial Group, Inc.	1,000	11,868

Total Japan		710,100
Netherlands – 3.0%
AEGON N.V.	11,510	100,239
ING Groep N.V.	14,947	313,459
Plaza Centers N.V.	1,929	2,501
SNS Reaal	1,442	16,123

Total Netherlands		432,322
Norway – 0.6%
ABG Sundal Collier Holding ASA	7,927	6,972
Acta Holding ASA	5,881	2,984
DnB NOR ASA	8,500	63,833
Norwegian Property ASA	800	1,353
SpareBank 1 SMN	600	3,856
Sparebanken 1 Nord-Norge	350	3,611
Sparebanken 1 SR Bank	800	5,209
Storebrand ASA	1,103	6,362

Total Norway		94,180
Portugal – 0.3%
Banco BPI, S.A.	5,133	15,574
Banco Espirito Santo, S.A.	2,421	29,416
Banif SGPS SA	1,547	3,607

Total Portugal		48,597
Singapore – 1.9%
Allco Commercial Real Estate Investment Trust	7,000	2,473
Ascott Residence Trust	3,000	1,479
Cambridge Industrial Trust	2,000	609
CapitaLand Ltd.	6,000	12,842
City Developments Ltd.	1,000	6,148
DBS Group Holdings Ltd.	6,466	75,890
Frasers Centrepoint Trust	2,000	1,147
Guocoland Ltd.	4,000	5,120
Ho Bee Investment Ltd.	8,000	3,385
Keppel Land Ltd.	1,000	1,979
K1 Ventures Ltd	13,000	2,000
K-REIT Asia	5,000	3,357
Kim Eng Holdings Ltd.	2,000	1,693
Macarthurcook Industrial Real Estate Investment Trust	2,000	685
Orchard Parade Holdings Ltd.	3,000	1,469
Oversea-Chinese Banking Corp. Ltd.	9,000	45,135
Singapore Exchange Ltd.	5,000	21,438
Tat Hong Holdings Ltd.	2,000	1,497
United Overseas Bank Ltd.	6,139	72,138
UOB-Kay Hian Holdings Ltd.	8,000	6,994

Investments	Shares	U.S. $ Value

Wing Tai Holdings Ltd.	4,000	$2,630
Yanlord Land Group Ltd.	1,000	637

Total Singapore		270,745
Spain – 7.4%
Banco Bilbao Vizcaya Argentaria Chile, S.A.	20,533	330,526
Banco de Sabadell S.A.	5,791	44,332
Banco de Velencia S.A.	489	5,900
Banco Espanol de Credito S.A.	3,694	49,293
Banco Guipuzcoano S.A.	53	499
Banco Pastor S.A.	204	1,734
Banco Popular Espanol, S.A.	6,385	74,350
Banco Santander S.A.	32,900	485,236
Bankinter, S.A.	1,340	16,488
Bolsas y Mercados Espanoles	566	14,334
Grupo Catalana Occidente S.A.	236	4,913
Mapfre S.A.	10,203	43,998
Realia Business S.A.	461	1,794
Renta Corp Real Estate S.A.	311	1,765

Total Spain		1,075,162
Sweden – 2.7%
Castellum AB	500	4,267
D. Carnegie & Co. AB	991	7,106
Fabege AB	1,600	8,812
Investment AB Class B	400	4,618
Kungsleden AB	2,000	12,506
Lundbergforetagen AB	113	4,295
Nordea Bank AB	13,422	156,111
Ratos AB Class B	678	15,071
Skandinaviska Enskilda Banken	100	1,413
Skandinaviska Enskilda Banken AB Class A	3,500	52,580
Svenska Handelsbanken AB Class A	3,600	78,477
Swedbank AB Class A	3,500	44,046

Total Sweden		389,302
Switzerland – 4.5%
Baloise Holding AG	216	14,487
Credit Suisse Group AG	5,784	257,412
EFG International AG	506	14,441
Helvetia Holding AG	15	3,746
Julius Baer Holdings AG	373	18,097
Partners Group Holding AG	157	19,603
Swiss Reinsurance Co.	1,929	104,428
Vontobel Holding AG	511	16,179
Zurich Financial Services AG	757	206,592

Total Switzerland		654,985
United Kingdom – 19.6%
Aberdeen Asset Management PLC	2,181	4,898
Admiral Group PLC	703	12,719
Alliance & Leicester PLC	8,135	38,824
Amlin PLC	2,888	16,215
Ashmore Group PLC	2,812	9,774
Ashtead Group PLC	2,349	2,795
Aviva PLC	17,123	146,500

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	27

Schedule of Investments (unaudited) (concluded)

WisdomTree International Financial Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Barclays PLC	80,641	$469,306
Beazley Group PLC	2,324	4,867
Big Yellow Group PLC	739	4,281
Bluebay Asset Management PLC	284	1,216
Brewin Dolphin Holdings PLC	1,399	3,111
Brit Insurance Holdings PLC	4,084	13,103
Chesnara PLC	3,183	6,525
Close Brothers Group PLC	983	9,733
Collins Stewart PLC	4,173	4,760
Development Securities PLC	356	2,454
DTZ Holdings PLC	1,146	2,594
Evolution Group PLC	2,807	4,741
F&C Asset Management PLC	4,268	5,649
Friends Provident PLC	17,455	29,277
Hammerson PLC	957	16,563
Helphire PLC	1,234	3,035
Henderson Group PLC	3,703	7,194
Highway Insurance Holdings PLC	4,146	5,192
HSBC Holdings PLC	74,370	1,194,373
ICAP PLC	1,877	11,877
IG Group Holdings PLC	490	2,740
Investec PLC	3,291	17,730
Jardine Lloyd Thompson Group PLC	2,080	16,387
Lavendon Group PLC	596	2,550
Legal & General Group PLC	36,903	65,778
Lloyds TSB Group PLC	68,131	275,062
London Stock Exchange Group PLC	765	11,768
Man Group PLC	5,892	35,366
Mucklow A & J Group PLC	434	2,166
New Star Asset Management Group PLC	1,904	2,248
Northgate PLC	615	2,231
Old Mutual PLC	37,875	51,983
Provident Financial PLC	1,301	19,746
Prudential PLC	8,582	77,632
ROK PLC	1,191	1,613
RSA Insurance Group PLC	18,162	48,236
Schroders PLC	823	14,860
Schroders PLC	148	2,241
Shore Capital Group PLC	5,394	2,211
Speedy Hire PLC	219	1,600
St. James’s Place PLC	715	2,740
Standard Chartered PLC	4,091	98,077
Standard Life PLC	11,700	50,051
Unite Group PLC	567	2,294

Total United Kingdom		2,838,886
TOTAL INVESTMENTS IN SECURITIES – 98.6% (Cost $20,575,917)(b)		14,251,492
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 1.4%		207,987

NET ASSETS – 100.0%		$14,459,479

RSP – Risparmio Italy Savings Shares.

(a)	Escrow Security – additional shares that were issued as a result of a corporate action.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

28	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Health Care Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Australia – 6.6%
Aevum Ltd.	3,129	$4,319
Babcock & Brown Communities Ltd.	46,549	15,238
Cochlear Ltd.	5,472	255,957
CSL Ltd.	8,483	249,589
Healthscope Ltd.	49,074	178,064
Primary Health Care Ltd.	52,118	211,720
Ramsay Health Care Ltd.	22,365	177,297
Sigma Pharmaceuticals Ltd.	215,517	203,150
Sonic Healthcare Ltd.	21,895	226,247
Vision Group Holdings Ltd.	4,332	4,032

Total Australia		1,525,613
Belgium – 1.4%
UCB S.A.	9,172	320,669
Denmark – 4.2%
Coloplast A/S Class B	2,143	156,334
H. Lundbeck A/S	9,041	170,631
Novo-Nordisk A/S Class B	8,882	453,146
Novozymes A/S Class B	2,112	184,886

Total Denmark		964,997
Finland – 0.9%
Oriola-KD Oyj	1,391	3,908
Orion Oyj Class B	12,621	211,851

Total Finland		215,759
France – 12.3%
BioMerieux	1,723	147,923
Cie Generale D’Optique Essilor International S.A.	5,510	271,738
Ipsen	3,911	174,916
Sanofi-Aventis	34,190	2,235,563
Stallergenes	69	4,299

Total France		2,834,439
Germany – 7.0%
ALTANA AG	10,956	160,973
Carl Zeiss Meditec AG	775	11,038
Celesio AG	7,816	337,157
Fresenius AG	2,366	172,451
Fresenius Medical Care AG & Co. KGaA	5,981	308,073
Gerresheimer AG	229	10,361
Merck KGaA	3,121	330,547
Rhoen-Klinikum AG	5,888	170,374
Stada Arzneimittel AG	2,819	111,981

Total Germany		1,612,955
Ireland – 0.1%
United Drug PLC	3,891	20,660
Italy – 0.7%
Amplifon SpA	2,844	7,151
Recordati SpA	27,250	166,504

Total Italy		173,655
Japan – 23.8%
Alfresa Holdings Corp.	2,600	124,165

Investments	Shares	U.S. $ Value

Astellas Pharma, Inc.	13,400	$551,575
Chugai Pharmaceutical Co., Ltd.	13,500	216,427
Daiichi Sankyo Co., Ltd	20,400	517,854
Dainippon Sumitomo Pharma Co., Ltd.	26,000	210,371
Eisai Co., Ltd.	12,500	481,562
Fuso Pharmaceutical Industries Ltd.	1,000	2,920
Hisamitsu Pharmaceutical Co., Inc.	4,900	212,773
Hogy Medical Co., Ltd.	100	4,531
Kaken Pharmaceutical Co., Ltd.	3,000	23,341
Kobayashi Pharmaceutical Co., Ltd.	500	15,118
Kyorin Co., Ltd.	2,000	23,228
Kyowa Hakko Kogyo Co., Ltd.	24,000	247,313
Mediceo Paltac Holdings Co., Ltd.	10,700	129,309
Miraca Holdings, Inc.	900	17,294
Mitsubishi Tanabe Pharma Corp.	21,000	288,202
Mochida Pharmaceutical Co., Ltd.	2,000	20,402
Nichii Gakkan Co.	300	3,546
Nihon Kohden Corp.	800	14,649
Nippon Shinyaku Co., Ltd.	1,000	9,419
Nipro Corp.	11,000	184,948
Olympus Corp.	7,000	199,783
Paramount Bed Co., Ltd.	700	9,231
Sawai Pharmaceutical Co., Ltd.	100	3,918
Seikagaku Corp.	1,000	9,617
Shionogi & Co., Ltd.	11,000	220,176
SSP Co., Ltd.	3,000	14,553
Suzuken Co., Ltd.	5,400	163,274
Sysmex Corp.	400	17,595
Taisho Pharmaceutical Co., Ltd.	13,000	254,086
Takeda Pharmaceutical Co., Ltd.	21,600	1,068,149
Terumo Corp.	4,000	205,341
Toho Pharmaceutical Co., Ltd.	500	7,003
Topcon Corp.	1,300	8,351
Towa Pharmaceutical Co., Ltd.	100	3,570
Tsumura & Co.	500	12,622

Total Japan		5,496,216
Netherlands – 0.5%
OPG Groep N.V.	8,647	118,181
New Zealand – 1.1%
Fisher & Paykel Healthcare Corp.	124,706	244,043
Ryman Healthcare Ltd.	12,924	13,897

Total New Zealand		257,940
Singapore – 0.8%
Parkway Holdings Ltd.	135,000	177,520
Raffles Medical Group Ltd.	6,000	3,987

Total Singapore		181,507
Spain – 0.1%
FAES FARMA, S.A.	1,670	12,550
Grifols S.A.	425	10,746

Total Spain		23,296
Sweden – 0.9%
Elekta AB Class B	578	9,678

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	29

Schedule of Investments (unaudited) (concluded)

WisdomTree International Health Care Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Getinge AB Class B	8,127	$164,341
Meda AB Class A	2,046	19,513
Q-Med AB	3,012	12,916

Total Sweden		206,448
Switzerland – 19.7%
Galenica AG	506	179,610
Lonza Group AG	1,566	194,973
Nobel Biocare Holding AG	6,663	220,228
Novartis AG	37,314	1,948,481
Roche Holding AG	10,613	1,651,700
Sonova Holding AG	2,354	151,160
Straumann Holding AG	745	204,647
Tecan Group AG	24	1,188

Total Switzerland		4,551,987
United Kingdom – 19.3%
AstraZeneca PLC	42,295	1,854,561
Consort Medical PLC	565	5,368
Dechra Pharmaceuticals PLC	1,221	8,896
GlaxoSmithKline PLC	106,768	2,304,637
Goldshield Group PLC	510	2,045
Hikma Pharmaceuticals PLC	985	7,027
Smith & Nephew PLC	20,675	217,796
Southern Cross Healthcare Ltd.	27,710	50,874

Total United Kingdom		4,451,204
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $26,842,173)(a)		22,955,526
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.6%		146,871

NET ASSETS – 100.0%		$23,102,397
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

30	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Industrial Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Australia – 10.4%
Amcor Ltd.	39,522	$168,345
Ansell Ltd.	2,891	28,961
Ausdrill Ltd.	5,184	7,299
Austal Ltd.	14,342	26,925
Bradken Ltd.	6,333	43,461
Brambles Ltd.	39,977	242,810
Cabcharge Australia Ltd.	2,171	11,679
Coffey International Ltd.	4,873	9,225
ConnectEast Group	59,213	38,066
Crane Group Ltd.	4,339	37,580
CSR Ltd.	68,565	134,129
GWA International Ltd.	24,132	53,299
Hills Industries Ltd.	14,485	48,674
Leighton Holdings Ltd.	6,040	178,901
Macquarie Airports	122,911	261,771
Macquarie Infrastructure Group	42,569	77,566
Monadelphous Group Ltd.	3,793	35,903
Pacific Magazines Ltd.	23,885	23,174
Qantas Airways Ltd.	181,662	448,513
Regional Express Holdings Ltd.	20,204	16,256
Spotless Group Ltd.	3,435	8,887
Toll Holdings Ltd.	20,852	114,150
Transfield Services Ltd.	9,821	58,798
Transpacific Industries Group Ltd.	4,793	26,465
Transurban Group	70,307	309,457
United Group Ltd.	5,675	57,030
Wattyl Ltd.	1,697	1,606
Wesfarmers Ltd.	31,533	708,390
WHK Group Ltd.	22,659	18,588

Total Australia		3,195,908
Austria – 0.8%
Andritz AG	873	36,788
BWT AG	734	17,476
Flughafen Wien AG	732	45,714
Mayr Melnhof Karton AG	222	16,805
Oesterreichische Post AG	1,565	52,011
Palfinger AG	417	7,497
Wienerberger AG	2,498	66,597

Total Austria		242,888
Belgium – 0.7%
Bekaert S.A.	569	75,093
Compagnie Maritime Belge S.A.	1,990	79,162
Euronav N.V.	1,801	49,229
EVS Broadcast Equipment S.A.	402	28,301

Total Belgium		231,785
Denmark – 0.7%
A/S Dampskibsselskabet Torm	2,367	55,924
D/S Norden	1,475	69,004
DSV A/S	1,490	23,212
FLSmidth & Co. A/S	700	34,659

Investments	Shares	U.S. $ Value

NKT Holding A/S	550	$25,368
Sjaelso Gruppen	143	1,319

Total Denmark		209,486
Finland – 2.3%
Cargotec Corp. Class B	1,478	29,522
Finnair Oyj	3,890	22,075
Fiskars Oyj Abp Class A	1,635	21,657
Huhtamaki Oyj	2,808	22,048
KCI Konecranes OYJ	1,063	24,801
Kone Oyj Class B	3,471	92,635
Lassila & Tikanoja Oyj	1,655	32,081
Metso Oyj	5,736	137,534
PKC Group Oyj	1,779	16,493
Poyry Oyj	1,329	25,370
Rapala VMC Oyj	2,994	15,393
Uponor Corp.	6,655	82,916
Wartsila Oyj Class B	4,025	166,559
YIT OYJ	3,538	36,278

Total Finland		725,362
France – 14.5%
Aeroports de Paris	2,008	163,422
Air France-KLM	9,670	217,260
Alstom S.A.	2,034	150,753
Assystem	1,553	21,269
Bourbon S.A.	179	8,785
Bouygues S.A.	10,449	466,001
Carbone Lorraine	955	44,402
Cie de Saint-Gobain S.A.	15,665	795,330
Haulotte Group	1,057	13,095
Legrand S.A.	7,626	169,462
Manitou BF S.A.	1,084	26,570
Nexans S.A.	555	48,318
Schneider Electric S.A.	9,086	768,885
Seche Environnement S.A.	184	13,693
Societe Des Autoroutes Paris-Rhin-Rhone	2,316	200,395
Teleperformance	735	20,204
Thales S.A.	5,003	248,983
Vallourec S.A.	1,452	308,096
VINCI S.A.	15,910	737,036
Zodiac S.A.	1,328	62,490

Total France		4,484,449
Germany – 11.4%
Bilfinger Berger AG	859	44,234
CTS Eventim AG	421	15,227
Demag Cranes AG	771	30,139
Deutsche Lufthansa AG	23,094	447,658
Deutsche Post AG	39,211	814,048
Elexis AG	616	11,508
Fraport AG Frankfurt Airport Services Worldwide	2,218	130,852
Heidelberger Druckmaschinen AG	3,982	61,918
Hochtief AG	1,233	57,968
IDS Scheer AG	1,488	14,631

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	31

Schedule of Investments (unaudited) (continued)

WisdomTree International Industrial Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Indus Holding AG	831	$19,552
Krones AG	443	21,742
KUKA AG	848	20,535
MAN AG	3,401	225,962
Medion AG	350	3,904
MTU Aero Engines Holding AG	753	20,509
Rheinmetall AG	590	31,443
Siemens AG	13,289	1,227,316
ThyssenKrupp AG	10,183	300,804

Total Germany		3,499,950
Hong Kong – 4.0%
Beijing Enterprises Holdings Ltd.	5,000	18,675
Cathay Pacific Airways Ltd.	121,000	204,151
China Everbright International Ltd.	30,000	4,946
China Merchants Holdings International Co., Ltd.	26,000	81,706
China Resources Enterprise	30,000	71,790
Guangdong Investment Ltd.	110,000	25,501
Hong Kong Aircraft Engineering Co. Ltd.	3,600	41,034
Hung Hing Printing Group Ltd.	134,000	29,512
Hutchison Whampoa Ltd.	58,000	439,238
MTR Corp.	74,000	215,871
New World Development Ltd.	52,000	56,592
Shougang Concord International Enterprises Co., Ltd.	118,000	16,565
Singamas Container Holdings Ltd.	38,000	5,775
Techtronic Industries Co.	23,000	20,943
Tianjin Development Holdings Ltd.	6,000	2,396

Total Hong Kong		1,234,695
Ireland – 0.3%
DCC PLC	1,011	19,697
Kingspan Group PLC	6,601	58,878

Total Ireland		78,575
Italy – 2.1%
Astaldi SpA	1,612	10,710
Autostrada Torino-Milano SpA	1,696	18,332
Atlantia SpA	11,434	232,399
CIR-Compagnie Industriali Riunite SpA	2,089	3,562
Esprinet SpA	747	3,211
Finmeccanica SpA	7,816	167,316
Gemina SpA	44,268	44,646
Gewiss SpA	1,605	8,325
I.M.A. Industria Macchine Automatiche SpA	1,444	28,194
Navigazione Montanari SpA	8,980	38,913
Panariagroup Industrie Ceramiche SpA	3,950	15,369
Pirelli & C. SpA RSP	29,482	16,151
Prysmian SpA	2,323	45,029
Societa Iniziative Autostradali e Servizi SpA	999	7,276

Total Italy		639,433
Japan – 14.3%
Aeon Delight Co., Ltd.	100	2,308
Aichi Corp.	4,700	18,018
Amada Co., Ltd.	7,000	37,385

Investments	Shares	U.S. $ Value

Asahi Glass Co., Ltd.	17,000	$146,677
Asahi Organic Chemicals Industry Co., Ltd.	10,000	26,374
Asahi Pretec Corp.	700	13,286
Asunaro Aoki Construction Co., Ltd.	1,500	6,457
Canon Marketing Japan, Inc.	1,100	16,495
Chiyoda Corp.	1,000	7,121
Chofu Seisakusho Co., Ltd.	700	13,649
Chugoku Marine Paints Ltd.	2,000	11,492
Dai Nippon Printing Co., Ltd.	10,000	133,660
Daifuku Co., Ltd.	1,500	9,170
Daiichi Chuo Kisen Kaisha	7,000	31,319
Daikin Industries, Ltd.	1,400	45,759
Daikoku Denki Co., Ltd.	400	4,438
Duskin Co., Ltd.	900	12,903
Eagle Industry Co., Ltd.	1,000	4,173
Fanuc Ltd.	2,700	196,845
Fuji Electric Holdings Co., Ltd.	18,000	42,387
Fujimi, Inc.	1,100	12,972
Furukawa Co., Ltd.	4,000	5,501
Gun-Ei Chemical Industry Co., Ltd.	9,000	17,548
Hankyu Hanshin Holdings, Inc.	19,000	86,799
Haseko Corp.	9,500	6,532
Hitachi Cable Ltd.	7,000	23,473
Hitachi Chemical Co., Ltd.	1,500	19,710
Hitachi Construction Machinery Co., Ltd.	2,400	57,081
Hitachi Koki Co., Ltd.	1,200	11,914
Hitachi Ltd.	22,000	148,787
Hitachi Tool Engineering Ltd.	900	8,359
Idec Corp.	700	7,121
IHI Corp.	7,000	10,681
Iino Kaiun Kaisha Ltd.	2,100	16,260
Inui Steamship Co., Ltd.	500	4,813
Japan Transcity Corp.	6,000	21,646
JGC Corp.	4,000	62,318
JS Group Corp.	6,300	78,331
JTEKT Corp.	500	5,591
Juki Corp.	3,000	4,945
Kaga Electronics Co., Ltd.	700	7,879
Kajima Corp.	1,000	2,948
Kandenko Co., Ltd.	5,000	28,258
Kawasaki Heavy Industries Ltd.	5,000	10,267
Kawasaki Kisen Kaisha Ltd.	14,000	83,342
Keihin Electric Express Railway Co., Ltd.	5,000	32,497
Keio Corp.	7,000	37,187
Kintetsu Corp.	14,000	48,528
Kitz Corp.	4,000	18,273
Komatsu Ltd.	10,500	165,662
Kubota Corp.	18,000	109,867
Kurita Water Industries Ltd.	1,400	31,715
Kyodo Printing Co., Ltd.	7,000	17,802
Lintec Corp.	700	11,209
Mabuchi Motor Co., Ltd.	700	31,385
Maeda Corp.	3,000	9,127
Makita Corp.	1,800	35,605

See Notes to Financial Statements.

32	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Industrial Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Maruichi Steel Tube Ltd.	900	$24,245
Maruzen Showa Unyu Co., Ltd.	5,000	13,517
Matsuda Sangyo Co., Ltd.	450	7,265
Minebea Co., Ltd.	7,000	25,715
Mitsubishi Heavy Industries Ltd.	30,000	126,030
Mitsubishi Materials Corp.	11,000	33,778
Mitsubishi Steel Manufacturing Co., Ltd.	3,000	8,534
Mitsui Engineering & Shipbuilding Co., Ltd.	7,000	12,791
Mitsui Mining & Smelting Co., Ltd.	6,000	13,733
Mitsui O.S.K. Lines Ltd.	19,000	158,207
Miura Co., Ltd.	700	15,066
Nagoya Railroad Co., Ltd.	7,000	19,846
Neturen Co., Ltd.	300	1,857
NGK Insulators Ltd.	1,000	11,868
Nihon Yamamura Glass Co., Ltd.	14,000	23,737
Nikkiso Co., Ltd.	1,000	5,020
Nippo Corp.	3,000	16,672
Nippon Densetsu Kogyo Co., Ltd.	5,000	41,068
Nippon Express Co., Ltd.	14,000	61,188
Nippon Koei Co., Ltd.	7,000	15,429
Nippon Sheet Glass Co., Ltd.	7,000	35,275
Nippon Signal Co., Ltd.	1,400	6,066
Nippon Valqua Industries Ltd.	7,000	16,550
Nippon Yusen K.K.	25,000	157,302
Nishimatsu Construction Co., Ltd.	7,000	15,627
Nishi-Nippon Railroad Co., Ltd.	7,000	23,275
Nissha Printing Co., Ltd.	100	4,710
Nitto Denko Corp.	2,200	54,604
Nitto Kogyo Corp.	700	5,090
Nitto Kohki Co., Ltd.	700	12,244
NOK Corp.	100	1,095
Nomura Co., Ltd.	5,000	12,857
NSK Ltd.	7,000	39,231
NTN Corp.	7,000	35,737
Obayashi Corp.	7,000	34,484
Odakyu Electric Railway Co., Ltd.	7,000	51,429
Okabe Co., Ltd.	4,000	15,033
OKUMA Corp.	5,000	28,164
Okumura Corp.	7,000	26,242
Organo Corp.	1,000	6,594
OSG Corp.	1,400	11,657
Pack Corp. (The)	1,400	17,011
Panasonic Electric Works Co., Ltd.	7,000	60,660
Ryosan Co., Ltd.	700	14,308
Sakata INX Corp.	4,000	10,813
Sankyo-Tateyama Holdings, Inc.	3,000	3,108
Sanshin Electronics Co., Ltd.	3,500	23,407
Sanwa Shutter Corp.	7,000	25,978
Secom Co., Ltd.	2,200	90,143
Shikoku Chemicals Corp.	4,000	14,317
Shimizu Corp.	14,000	65,012
Shinko Electric Co., Ltd.	2,000	6,104
Shinwa Kaiun Kaisha Ltd.	5,000	19,310
Sodick Co Ltd.	3,400	10,825

Investments	Shares	U.S. $ Value

Sohgo Security Services Co., Ltd.	1,800	$18,854
Sumitomo Electric Industries Ltd.	5,600	59,764
Sumitomo Heavy Industries Ltd.	3,000	13,818
Taihei Dengyo Kaisha Ltd.	1,000	6,942
Taihei Kogyo Co., Ltd.	3,000	7,573
Taikisha Ltd.	1,400	18,106
Taisei Corp.	14,000	35,869
Taiyo Ink Manufacturing Co., Ltd.	600	10,438
Takiron Co., Ltd.	7,000	19,451
Tamron Co., Ltd.	200	2,879
THK Co., Ltd.	1,400	21,271
Tobu Railway Co., Ltd.	7,000	33,693
Tocalo Co., Ltd.	700	7,952
Toda Corp.	7,000	27,627
Toho Titanium Co., Ltd.	500	7,441
Tokai Rubber Industries, Inc.	1,400	14,268
Tokyo Energy & Systems, Inc.	3,000	15,090
Tokyo Kikai Seisakusho Ltd.	7,000	13,846
Tokyu Community Corp.	1,400	22,655
Tokyu Corp.	7,000	32,836
Tomoku Co., Ltd.	9,000	15,260
Tonami Holdings Co., Ltd.	7,000	14,242
Toppan Forms Co., Ltd.	1,100	10,848
Toppan Printing Co., Ltd.	7,000	53,935
Topy Industries Ltd.	7,000	18,923
Tosho Printing Co., Ltd.	8,000	20,798
Toyo Seikan Kaisha Ltd.	1,400	21,073
Tsukishima Kikai Co., Ltd.	2,000	15,240
Union Tool Co.	300	6,937
Ushio, Inc.	1,400	22,668
USS Co., Ltd.	670	42,535
Yamato Holdings Co., Ltd.	7,000	77,540
Yurtec Corp.	7,000	28,682
Zenrin Co., Ltd.	300	3,524

Total Japan		4,404,255
Netherlands – 5.5%
Aalberts Industries N.V.	1,563	19,671
Akzo Nobel N.V.	7,001	330,569
Arcadis N.V.	843	14,482
Ballast Nedam N.V. CVA	910	26,191
Brunel International	1,070	21,087
Draka Holding	322	6,509
European Aeronautic Defence and Space Co. EADS N.V.	6,532	110,102
Grontmij N.V. CVA	28	912
Heijmans N.V.	950	15,372
Kardan NV.	681	5,022
Koninklijke BAM Groep N.V.	4,651	59,059
Koninklijke Boskalis Westminster CVA	1,897	88,359
Koninklijke Philips Electronics N.V.	21,219	568,834
Koninklijke Vopak N.V.	1,275	59,316
Smit Internationale N.V.	658	56,380
TKH Group N.V. CVA	1,222	22,331

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	33

Schedule of Investments (unaudited) (continued)

WisdomTree International Industrial Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

TNT N.V.	9,468	$259,334
Wavin N.V.	6,003	33,981

Total Netherlands		1,697,511
New Zealand – 0.6%
Air New Zealand Ltd.	65,006	41,247
Auckland International Airport Ltd.	77,125	100,448
Freightways Ltd.	9,223	19,712
Infratil Ltd.	4,203	5,642
Mainfreight Ltd.	2,561	10,947

Total New Zealand		177,996
Norway – 0.9%
Aker Solutions ASA	4,391	69,367
Fred Olsen Energy ASA	680	25,706
Norsk Hydro ASA	14,300	93,724
Scana Industrier	7,000	12,846
Tomra Systems ASA	5,200	26,386
Veidekke ASA	10,000	52,771
Wilh Wilhelmsen ASA Class A	150	2,943

Total Norway		283,743
Portugal – 0.4%
BRISA	10,147	99,771
Mota Engil, SGPS S.A.	5,141	22,032

Total Portugal		121,803
Singapore – 4.0%
Asia Environment Holdings Ltd.	56,000	8,226
China Aviation Oil Singapore Corp., Ltd.	11,000	6,194
Chip Eng Seng Corp. Ltd.	36,000	5,666
ComfortDelgro Corp., Ltd.	90,999	94,837
Cosco Corp., Ltd.	30,000	31,475
CWT Ltd.	17,000	5,945
First Ship Lease Trust	13,000	7,683
Fraser and Neave Ltd.	16,000	39,729
Hi-P International Ltd.	26,000	6,911
Jaya Holdings Ltd.	42,000	30,258
Midas Holdings Ltd.	17,000	4,935
Neptune Orient Lines Ltd.	36,000	45,072
Pan-United Corp., Ltd.	28,000	9,499
Raffles Education Corp., Ltd.	32,000	16,003
Rickmers Maritime	29,000	17,039
SBS Transit Ltd.	17,500	23,257
SembCorp Industries Ltd.	51,000	115,220
SembCorp Marine Ltd.	39,333	82,259
SIA Engineering Co., Ltd.	7,000	11,163
Singapore Airlines Ltd.	25,000	248,654
Singapore Airport Terminal Services Ltd.	22,000	25,082
Singapore Post Ltd.	118,000	78,821
Singapore Shipping Corp. Ltd.	68,000	11,891
Singapore Technologies Engineering Ltd.	99,000	186,270
SMRT Corp., Ltd.	71,000	98,328
United Engineers Ltd.	7,000	8,372

Total Singapore		1,218,789

Investments	Shares	U.S. $ Value

Spain – 5.9%
Abengoa, S.A.	632	$12,606
Abertis Infraestructuras, S.A.	12,462	241,915
Acciona, S.A.	1,051	156,929
ACS, Actividades Cons y Servicious, S.A.	10,929	437,055
Cintra Concesiones de Infraestructuras de Transporte, S.A.	1,898	21,995
Duro Felguera, S.A.	6,164	41,993
Fomento de Construcciones y Contratas, S.A.	5,136	228,837
Gamesa Corp Tecnologica, S.A.	1,784	60,192
Grupo Ferrovial, S.A.	2,455	111,177
Iberia Lineas Aereas de Espana	58,866	141,393
Prosegur Cia de Seguridad, S.A.	668	22,989
Sacyr Vallehermoso, S.A.	4,540	73,911
Tecnicas Reunidas, S.A.	266	11,149
Uralita, S.A.	4,584	34,448
Viscofan, S.A.	975	15,873
Zardoya Otis, S.A.	10,117	218,136

Total Spain		1,830,598
Sweden – 9.4%
AB Volvo Class A	28,926	239,572
AB Volvo Class B	66,550	586,975
Alfa Laval AB	8,844	89,103
Assa Abloy AB Class B	9,800	115,951
Atlas Copco AB Class A	18,689	207,722
Atlas Copco AB Class B	5,554	54,761
Cardo AB	500	11,402
Connecta AB	1,800	13,682
Hexagon AB	3,900	43,487
Hoganas AB	2,253	33,685
Husqvarna AB Class A	2,500	18,196
Husqvarna AB Class B	5,600	41,160
Industrivarden AB Class A	2,600	25,822
Industrivarden AB Class C	8,000	87,770
Intrum Justitia AB	1,700	17,798
Lindab International AB	100	1,201
NCC AB Class B	3,921	37,957
Nibe Industrier AB Class B	1,558	10,680
Niscayah Group AB	15,500	21,563
Peab AB	4,200	21,805
Peab Industries AB Class B	200	1,400
Rederi AB Transatlantic	4,532	23,399
Saab AB Class B	2,800	42,265
Sandvik AB	35,000	361,406
Scania AB Class A	10,600	126,177
Scania AB Class B	11,100	133,322
Seco Tools Class B	2,800	29,113
Securitas AB Class B	8,200	90,259
Skanska AB Class B	16,800	186,727
SKF AB Class B	14,688	183,264
Trelleborg AB Class B	1,879	25,600

Total Sweden		2,883,224

See Notes to Financial Statements.

34	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Industrial Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

Switzerland – 1.4%
Bucher Industries AG	81	$10,692
Geberit AG	655	79,681
Kuehne + Nagel International AG	1,669	109,629
Panalpina Welttransport Holding AG	479	31,613
Schindler Holding AG	94	5,617
Schindler Holding AG Participating Shares	1,101	66,723
SGS, S.A.	62	72,326
Sulzer AG	492	51,778
Von Roll Holding AG	494	4,934

Total Switzerland		432,993
United Kingdom – 9.7%
Aggreko PLC	1,045	10,124
AMEC PLC	5,545	62,910
Arriva PLC	8,219	101,378
Atkins WS PLC	776	10,014
Babcock International Group	1,488	13,235
BAE Systems PLC	77,832	571,573
Balfour Beatty PLC	10,962	58,618
BBA Aviation PLC	22,951	46,534
British Airways PLC	8,605	25,798
Business Post Group PLC	3,531	19,259
Carillion PLC	11,621	53,545
Chemring Group PLC	393	14,381
Chloride Group PLC	5,877	20,218
Clarkson PLC	1,276	17,320
Cobham PLC	25,707	87,015
Communisis PLC	14,951	12,592
Davis Service Group PLC	3,766	18,007
De La Rue PLC	275	4,421
DS Smith PLC	2,095	4,014
Fenner PLC	5,765	18,085
Firstgroup PLC	15,380	145,980
Go-Ahead Group PLC	1,767	52,063
GS4 PLC	21,061	76,019
Hill & Smith Holdings PLC	2,257	10,359
Hogg Robinson Group PLC	29,984	17,904
IMI PLC	13,519	89,942
Intertek Group PLC	905	13,445
ITE Group PLC	7,029	15,160
James Fisher & Sons PLC	1,236	11,137
Keller Group PLC	1,591	18,816
Management Consulting Group PLC	33,677	20,109
Meggitt PLC	12,326	41,030
Melrose PLC	5,524	14,130
Mitie Group	6,308	23,218
Morgan Sindall PLC	1,150	9,091
Mouchel Group PLC	2,355	12,929
National Express Group PLC	4,770	68,188
Premier Farnell PLC	20,565	59,749
Regus Group PLC	9,813	11,107
Rentokil Initial PLC	93,736	115,285
Rexam PLC	25,212	176,610

Investments	Shares	U.S. $ Value

Ricardo PLC	4,416	$25,424
Rotork PLC	1,886	31,146
RPC Group PLC	3,700	7,848
RPS Group PLC	1,863	8,094
Savills PLC	7,848	36,266
Senior PLC	13,349	20,225
Shanks Group PLC	9,926	33,615
SIG PLC	2,582	17,730
Smiths Group PLC	10,794	194,706
Spectris PLC	3,574	42,332
Spirax-Sarco Engineering PLC	2,222	35,843
Stagecoach Group PLC	16,090	72,058
TDG PLC	6,481	28,765
Tomkins PLC	45,599	124,965
Ultra Electronics Holdings	1,286	28,882
UMECO PLC	1,493	10,113
VT Group PLC	4,629	42,905
Weir Group (The)	5,024	54,581
WSP Group PLC	1,171	6,888

Total United Kingdom		2,993,698
TOTAL INVESTMENTS IN SECURITIES – 99.3% (Cost: $44,748,201)(a)		30,587,141
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.7%		216,428

NET ASSETS – 100.0%		$30,803,569

RSP – Risparmio Italian Savings Shares.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	35

Schedule of Investments (unaudited)

WisdomTree International Technology Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.1%
Australia – 1.8%
Computershare Ltd.	8,209	$60,220
DWS Advanced Business Solution Ltd.	7,512	5,925
Infomedia Ltd.	4,569	1,370
MYOB Ltd.	15,232	12,255
Oakton Ltd.	3,059	8,445
Salmat Ltd.	9,797	23,879
SMS Management & Technology Ltd.	1,471	3,852
UXC Ltd.	24,955	18,405

Total Australia		134,351
Austria – 0.1%
A&T Austria Technologie & Systemtechnik AG	345	3,731
Belgium – 0.6%
Barco N.V.	359	16,192
Melexis N.V.	1,902	26,369

Total Belgium		42,561
Finland – 19.4%
Comptel PLC	6,730	11,817
F-Secure Oyj	256	834
Nokia Oyj	76,863	1,392,756
Teleste Oyj	297	1,635
TietoEnator Oyj	1,740	25,345

Total Finland		1,432,387
France – 5.3%
CapGemini S.A.	2,935	136,873
Dassault Systemes S.A.	1,180	62,371
GFI Informatique	944	4,972
Groupe Steria SCA	171	3,723
Iliad S.A.	176	14,514
Ingenico	281	6,974
LaCie S.A.	1,551	7,647
Neopost S.A.	1,348	125,632
Oberthur Card Systems S.A.	4,507	31,717

Total France		394,423
Germany – 8.8%
Aixtron AG	392	2,269
Bechtle AG	192	3,940
Cenit AG	12	66
Epcos AG	937	23,480
Freenet AG	2,210	19,805
Kizoo AG	2,011	21,412
Kontron AG	1,219	12,328
SAP AG	8,798	465,529
Software AG	544	30,550
United Internet AG	1,813	19,303
Wincor Nixdorf AG	886	51,635

Total Germany		650,317
Hong Kong – 0.9%
Lenovo Group Ltd.	152,000	65,582
Italy – 0.2%
Datalogic SpA	153	1,317

Investments	Shares	U.S. $ Value

SAES Getters SpA	478	$7,909
SAES Getters RSP	252	3,745

Total Italy		12,971
Japan – 42.1%
Advantest Corp.	2,300	47,228
Ai Holdings Corp.	1,200	3,832
Aiphone Co., Ltd.	100	1,734
Alps Electric Co., Ltd.	1,900	14,550
Amano Corp.	1,400	10,985
Anritsu Corp.	2,000	5,407
Brother Industries Ltd.	2,500	25,927
Canon Electronics, Inc.	500	7,813
Canon Finetech, Inc.	800	8,191
Canon, Inc.	16,000	575,707
Chiyoda Integre Co., Ltd.	200	2,502
Citizen Holdings Co., Ltd.	3,600	24,517
CMK Corp.	400	2,475
CSK Holdings Corp.	1,100	15,853
Dainippon Screen Manufacturing Co., Ltd.	1,000	3,174
Denki Kogyo Co., Ltd.	3,000	16,531
Disco Corp.	300	8,590
DTS Corp.	100	1,026
Eizo Nanao Corp.	400	7,486
Epson Toyocom Corp.	3,000	7,827
Foster Electric Co., Ltd.	300	3,676
FUJI SOFT, Inc.	200	3,483
Fujitsu Ltd.	16,000	87,863
Hamamatsu Photonics K.K.	700	16,780
Hirose Electric Co., Ltd.	300	28,088
Hitachi Information Systems Ltd.	600	11,145
Hitachi Kokusai Electric, Inc.	1,000	5,934
Hitachi Maxell Ltd.	700	7,378
Hitachi Software Engineering Co., Ltd.	800	13,858
Hitachi Systems & Services Ltd.	600	7,884
Horiba Ltd.	400	8,892
HOYA Corp.	6,500	126,125
Ibiden Co., Ltd.	1,200	28,145
Icom, Inc.	100	1,969
Information Services International-Dentsu, Ltd.	900	5,731
Itochu Techno-Solutions Corp.	1,000	24,867
Japan Radio Co., Ltd.	1,000	1,809
Keyence Corp.	100	19,592
Koa Corp.	600	3,233
Kokuyo Co., Ltd.	800	6,179
Konica Minolta Holdings, Inc.	3,000	33,542
Kyocera Corp.	1,200	89,070
Megachips Corp.	300	3,439
Melco Holdings, Inc.	200	3,589
Mimasu Semiconductor Industry Co., Ltd.	700	9,079
Mitsubishi Electric Corp.	14,000	91,122
Mitsumi Electric Co., Ltd.	1,000	24,490
NEC Corp.	16,000	66,313
NEC Fielding Ltd.	1,300	12,245
NEC Mobiling Ltd.	800	10,286

See Notes to Financial Statements.

36	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Technology Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

NEC Networks & System Integration Corp.	400	$5,000
Nichicon Corp.	900	6,036
Nidec Copal Corp.	600	6,680
Nidec Copal Electronics Corp.	900	4,747
Nidec Sankyo Corp.	1,000	4,710
Nihon Dempa Kogyo Co., Ltd.	200	3,361
Nippon Chemi-Con Corp.	2,000	6,236
Nippon Electric Glass Co., Ltd.	1,000	8,722
Nomura Research Institute Ltd.	3,000	60,048
NS Solutions Corp.	700	9,923
NSD Co., Ltd.	800	6,413
Obic Co., Ltd.	130	20,951
Okamura Corp.	1,000	6,320
Optex Co., Ltd.	200	1,825
Oracle Corp. Japan	3,654	164,173
Otsuka Corp.	400	25,809
Panasonic Corp.	27,000	456,507
Ricoh Co., Ltd.	9,000	122,668
Roland DG Corp.	300	5,346
Sanken Electric Co., Ltd.	3,000	12,292
Sato Corp.	400	5,233
Seiko Epson Corp.	2,000	45,495
Shimadzu Corp.	1,000	7,950
Shindengen Electric Manufacturing Co., Ltd.	1,000	2,072
Shinko Electric Industries Co., Ltd.	1,000	9,099
SMK Corp.	1,000	3,165
Softbank Corp.	800	10,120
Star Micronics Co., Ltd.	1,100	11,076
Sumco Corp.	3,400	51,529
Sumida Corp.	200	1,673
Sumisho Computer Systems Corp.	800	12,027
Taiyo Yuden Co., Ltd.	1,000	9,570
Takachiho Electric Co., Ltd.	300	2,874
TDK Corp.	1,600	77,464
Teikoku Tsushin Kogyo Co., Ltd.	1,000	2,590
Tokyo Electron Ltd.	1,500	65,842
Tokyo Seimitsu Co., Ltd.	300	3,563
Toshiba Corp.	28,000	118,948
Toshiba TEC Corp.	3,000	11,586
Trans Cosmos, Inc.	900	6,960
Trend Micro, Inc.	2,500	93,017
Ulvac, Inc.	100	2,741
Uniden Corp.	2,000	7,592
Yahoo Japan Corp.	63	19,998
Yamatake Corp.	900	14,149
Yaskawa Electric Corp.	2,000	10,983
Yokogawa Electric Corp.	2,300	14,277

Total Japan		3,106,521
Netherlands – 2.4%
ASM International N.V.	108	1,930
ASML Holding N.V.	3,711	64,689
Exact Holding N.V.	1,449	36,840
OCE N.V.	4,660	32,728
STMicroelectronics N.V.	4,177	41,188

Total Netherlands		177,375

Investments	Shares	U.S.$ Value

Norway – 0.2%
EDB Business Partner ASA	3,200	$9,201
Tandberg ASA	600	7,926

Total Norway		17,127
Singapore – 1.2%
Creative Technology Ltd.	3,550	12,539
CSE Global Ltd.	19,000	11,296
Datacraft Asia Ltd.	13,000	16,640
Venture Corp., Ltd.	8,000	43,086
WBL Corp., Ltd.	2,000	4,337

Total Singapore		87,898
Spain – 1.0%
Indra Sistemas S.A.	3,173	74,788
Sweden – 8.4%
Axis Communications AB	800	8,748
Gunnebo AB	1,000	5,020
Telefonaktiebolaget LM Ericsson, Class A	5,400	49,642
Telefonaktiebolaget LM Ericsson, Class B	60,600	556,222

Total Sweden		619,632
Switzerland – 0.3%
Huber & Suhner AG	298	11,694
Kudelski S.A.	642	7,839

Total Switzerland		19,533
United Kingdom – 6.4%
ARM Holdings PLC	17,067	28,900
Computacenter PLC	7,511	13,187
Cookson Group PLC	2,403	19,960
Detica Group PLC	74	579
Dimension Data Holdings PLC	5,170	3,778
Domino Printing Sciences PLC	3,892	14,360
E2V Technologies PLC	983	4,214
Fidessa Group PLC	779	9,872
Halma PLC	7,302	25,575
Laird PLC	3,006	13,221
Logica PLC	51,703	99,532
Micro Focus International PLC	4,148	21,072
Misys PLC	13,115	28,403
Morse PLC	12,322	9,554
Psion PLC	6,744	8,114
Renishaw PLC	1,211	16,243
RM PLC	4,159	12,454
Sage Group PLC (The)	34,847	121,307
TT electronics PLC	8,007	12,559
Vitec Group PLC (The)	896	5,570

Total United Kingdom		468,454
TOTAL INVESTMENTS IN SECURITIES – 99.1% (Cost: $9,875,627)(a)		7,307,651
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.9%		65,808

NET ASSETS – 100.0%		$7,373,459
RSP – Risparmio Italian Savings Shares.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	37

Schedule of Investments (unaudited)

WisdomTree International Utilities Sector Fund

September 30, 2008

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Australia – 2.6%
AGL Energy Ltd.	32,818	$354,650
APA Group	63,953	153,861
Babcock & Brown Wind Partners	46,480	38,497
DUET Group	36,554	74,391
Energy Developments Ltd.	5,081	10,020
Envestra Ltd.	172,453	89,100
Hastings Diversified Utilities Fund	30,233	56,996
Origin Energy Ltd.	26,825	340,881
SP AusNet	148,889	122,141
Spark Infrastructure Group	153,631	175,717

Total Australia		1,416,254
Austria – 0.9%
EVN AG	3,667	77,211
Verbund (Oesterreichische Elektrizitaetswirtschafts-AG) Class A	6,631	401,909

Total Austria		479,120
Finland – 1.9%
Fortum Oyj	30,809	1,020,445
France – 23.3%
Electricite de France	71,129	5,088,985
Gaz de France S.A.	123,674	6,340,733
Sechilienne-Sidec	1,155	65,056
Veolia Environnement S.A.	29,939	1,213,885

Total France		12,708,659
Germany – 13.5%
E.ON AG	91,801	4,587,980
RWE AG	29,484	2,795,493

Total Germany		7,383,473
Hong Kong – 4.8%
China Power International Development Ltd.	97,000	19,739
China Resources Power Holdings Co.	70,000	149,478
CLP Holdings Ltd.	157,822	1,267,357
Hong Kong & China Gas Co., Ltd.	153,360	346,842
HongKong Electric Holdings Ltd.	129,886	811,333

Total Hong Kong		2,594,749
Italy – 15.2%
A2A SpA	180,169	454,522
ACEA SpA	15,633	221,785
AcegasAps SpA	3,683	26,591
Actelios SpA	1,516	11,212
Ascopiave SpA	22,333	43,259
Edison SpA	246,470	404,020
Enel SpA	646,640	5,349,904
Hera SpA	43,313	118,211
Iride SpA	45,036	98,053
Snam Rete Gas SpA	170,493	1,022,593
Terna Rete Elettrica Nazionale SpA	151,346	551,666

Total Italy		8,301,816
Japan – 9.2%
Chubu Electric Power Co., Inc.	28,100	657,736
Chugoku Electric Power Co., Inc. (The)	12,800	262,233

Investments	Shares	U.S. $ Value

Electric Power Development Co., Ltd.	4,000	$127,726
Hokkaido Electric Power Co., Inc.	8,700	180,285
Hokuriku Electric Power Co.	6,400	153,422
Kansai Electric Power Co., Inc. (The)	37,500	830,076
Kyushu Electric Power Co., Inc.	19,900	412,377
Okinawa Electric Power Co., Inc. (The)	200	9,476
Osaka Gas Co., Ltd.	63,000	214,817
Saibu Gas Co., Ltd.	11,000	24,349
Shikoku Electric Power Co., Inc.	6,100	152,838
Toho Gas Co., Ltd.	11,000	60,302
Tohoku Electric Power Co., Inc.	20,900	447,864
Tokai Corp.	1,000	5,086
Tokyo Electric Power Co., Inc. (The)	46,600	1,136,853
Tokyo Gas Co., Ltd.	78,000	321,066

Total Japan		4,996,506
New Zealand – 1.0%
Contact Energy Ltd.	42,053	219,642
TrustPower Ltd.	24,786	129,953
Vector Ltd.	143,356	200,112

Total New Zealand		549,707
Norway – 0.1%
Hafslund ASA	2,800	44,517
Portugal – 1.4%
Energias de Portugal S.A.	185,142	764,316
Spain – 11.5%
Enagas	10,904	232,808
Endesa S.A.	48,038	1,735,498
Gas Natural SDG S.A.	12,718	465,902
IBERDROLA S.A.	223,527	2,241,798
Red Electrica de Espana, S.A.	4,787	241,058
Sociedad General de Aguas de Barcelona S.A. Class A	3,768	75,421
Union Fenosa S.A.	53,381	1,292,683

Total Spain		6,285,168
Switzerland – 0.3%
BKW FMB Energie AG	1,398	143,385
United Kingdom – 13.8%
British Energy Group PLC	65,382	885,704
Centrica PLC	245,774	1,375,570
Drax Group PLC	10,464	140,260
International Power PLC	57,615	371,502
National Grid PLC	196,057	2,495,155
Northumbrian Water Group PLC	28,828	146,959
Pennon Group PLC	16,133	168,080
Scottish & Southern Energy PLC	58,253	1,481,697
Severn Trent PLC	6,551	158,104
United Utilities Group PLC	21,999	272,524

Total United Kingdom		7,495,555
TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $70,133,570)(a)		54,183,670
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.5%		274,401

NET ASSETS – 100.0%		$54,458,071
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

38	WisdomTree International Dividend Sector Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree International Dividend Sector Funds

September 30, 2008

	WisdomTree International Basic Materials Sector Fund	WisdomTree International Communications Sector Fund	WisdomTree International Consumer Discretionary Sector Fund	WisdomTree International Consumer Staples Sector Fund	WisdomTree International Energy Sector Fund
ASSETS:

Investments, at cost	$77,272,082	$30,498,656	$5,171,107	$21,857,832	$56,764,794

Foreign currency, at cost	57,410	219,542	8,211	101,622	205,365
Investments in securities, at value (including securities on loan) (Note 2)	51,414,640	24,236,441	3,862,587	18,350,526	41,909,706

Cash	109,985	22,538	6,052	35,981	34,943

Foreign currency, at value	55,298	216,283	7,994	96,147	199,023

Receivables:

Investment securities sold	13,145	—	15,557	—	—

Foreign currency spot contracts	—	—	513	—	—

Dividends and interest	222,056	34,395	19,506	67,314	61,041

Foreign tax reclaims	32,848	19,361	1,998	43,056	5,178
Total Assets	51,847,972	24,529,018	3,914,207	18,593,024	42,209,891
LIABILITIES:

Payables:

Collateral for securities on loan (Note 2)	8	—	—	—	—

Foreign currency spot contracts	—	—	41	—	—

Advisory fees (Note 3)	29,837	12,322	2,062	9,353	22,643

Service fees (Note 2)	226	93	16	71	172
Total Liabilities	30,071	12,415	2,119	9,424	22,815
NET ASSETS	$51,817,901	$24,516,603	$3,912,088	$18,583,600	$42,187,076
NET ASSETS:

Paid-in capital	$76,895,829	$32,899,372	$5,264,310	$23,173,652	$54,732,911

Undistributed net investment income	1,744,838	1,065,030	131,284	722,746	1,609,602

Accumulated net realized gain (loss) on investments and foreign currency related transactions	(956,926)	(3,181,651)	(174,458)	(1,796,827)	708,277

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(25,865,840)	(6,266,148)	(1,309,048)	(3,515,971)	(14,863,714)
NET ASSETS	$51,817,901	$24,516,603	$3,912,088	$18,583,600	$42,187,076
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,000,000	1,000,000	200,000	800,000	1,600,000
Net asset value per share	$25.91	$24.52	$19.56	$23.23	$26.37

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	39

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree International Dividend Sector Funds

September 30, 2008

	WisdomTree International Financial Sector Fund	WisdomTree International Health Care Sector Fund	WisdomTree International Industrial Sector Fund	WisdomTree International Technology Sector Fund	WisdomTree International Utilities Sector Fund
ASSETS:

Investments, at cost	$20,575,917	$26,842,173	$44,748,201	$9,875,627	$70,133,570

Foreign currency, at cost	290,690	34,243	28,247	25,861	190,311
Investments in securities, at value (including securities on loan) (Note 2)	14,251,492	22,955,526	30,587,141	7,307,651	54,183,670

Cash	276,186	104,031	32,614	11,340	15,285

Foreign currency, at value	263,575	33,220	27,189	25,209	183,803

Receivables:

Investment securities sold	7,601	8,193	—	—	—

Dividends and interest	82,737	103,475	150,058	30,103	84,881

Foreign tax reclaims	25,228	39,796	24,382	3,101	19,564
Total Assets	14,906,819	23,244,241	30,821,384	7,377,404	54,487,203
LIABILITIES:

Payables:

Investment securities purchased	431,935	128,053	—	—	—

Foreign currency spot contracts	7,958	2,143	—	—	—

Advisory fees (Note 3)	7,391	11,561	17,681	3,915	28,913

Service fees (Note 2)	56	87	134	30	219
Total Liabilities	447,340	141,844	17,815	3,945	29,132
NET ASSETS	$14,459,479	$23,102,397	$30,803,569	$7,373,459	$54,458,071
NET ASSETS:

Paid-in capital	$21,693,835	$27,012,348	$46,884,279	$10,929,354	$70,934,802

Undistributed net investment income	763,524	546,214	1,343,144	173,304	2,043,741

Accumulated net realized loss on investments and foreign currency related transactions	(1,648,990)	(564,462)	(3,253,861)	(1,160,121)	(2,561,041)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(6,348,890)	(3,891,703)	(14,169,993)	(2,569,078)	(15,959,431)
NET ASSETS	$14,459,479	$23,102,397	$30,803,569	$7,373,459	$54,458,071
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	800,000	1,000,000	1,400,000	400,000	2,000,000
Net asset value per share	$18.07	$23.10	$22.00	$18.43	$27.23

See Notes to Financial Statements.

40	WisdomTree International Dividend Sector Funds

Statements of Operations (unaudited)

WisdomTree International Dividend Sector Funds

For the Six Months Ended September 30, 2008

	WisdomTree International Basic Materials Sector Fund	WisdomTree International Communications Sector Fund	WisdomTree International Consumer Discretionary Sector Fund	WisdomTree International Consumer Staples Sector Fund	WisdomTree International Energy Sector Fund
INVESTMENT INCOME:

Dividends[1]	$1,306,017	$999,310	$115,889	$536,980	$1,467,620

Securities lending income (Note 2)	43,244	14,609	—	4,088	19,977
Total investment income	1,349,261	1,013,919	115,889	541,068	1,487,597
EXPENSES:

Advisory fees (Note 3)	265,815	84,483	14,198	79,020	194,461

Service fees (Note 2)	2,016	641	108	599	1,475
Total expenses	267,831	85,124	14,306	79,619	195,936
Net investment income	1,081,430	928,795	101,583	461,449	1,291,661
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	691,783	(2,981,812)	(101,861)	(1,887,388)	(662,108)

In-kind redemptions	(1,047,497)	778,937	64,211	623,312	1,686,481

Foreign currency related transactions	30,444	14,975	(1,655)	(36,424)	(17,314)
Net realized loss	(325,270)	(2,187,900)	(39,305)	(1,300,500)	1,007,059
Net change in unrealized depreciation from:

Investment transactions	(24,089,406)	(5,005,836)	(1,453,712)	(3,824,259)	(15,028,498)

Translation of assets and liabilities denominated in foreign currencies	(23,415)	(98,514)	(711)	(13,179)	(7,713)
Net change in unrealized depreciation	(24,112,821)	(5,104,350)	(1,454,423)	(3,837,438)	(15,036,211)
Net realized and unrealized loss on investments	(24,438,091)	(7,292,250)	(1,493,728)	(5,137,938)	(14,029,152)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(23,356,661)	$(6,363,455)	$(1,392,145)	$(4,676,489)	$(12,737,491)
[1]	Net of foreign withholding tax of $153,938, $106,822, $12,472, $56,225 and $144,146, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	41

Statements of Operations (unaudited) (concluded)

WisdomTree International Dividend Sector Funds

For the Six Months Ended September 30, 2008

	WisdomTree International Financial Sector Fund	WisdomTree International Health Care Sector Fund	WisdomTree International Industrial Sector Fund	WisdomTree International Technology Sector Fund	WisdomTree International Utilities Sector Fund
INVESTMENT INCOME:

Dividends[1]	$631,945	$318,052	$1,147,813	$132,643	$2,048,181

Securities lending income (Note 2)	7,360	3,202	27,452	—	67,350
Total investment income	639,305	321,254	1,175,265	132,643	2,115,531
EXPENSES:

Advisory fees (Note 3)	52,039	64,438	132,301	27,099	216,844

Service fees (Note 2)	395	489	1,004	206	1,645
Total expenses	52,434	64,927	133,305	27,305	218,489
Net investment income	586,871	256,327	1,041,960	105,338	1,897,042
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(1,232,026)	(266,644)	(1,936,824)	(966,609)	(1,741,940)

In-kind redemptions	11,369	(64,247)	(364,680)	43,943	(185,637)

Foreign currency related transactions	(36,193)	(250)	(49,292)	(27,480)	(24,716)
Net realized loss	(1,256,850)	(331,141)	(2,350,796)	(950,146)	(1,952,293)
Net change in unrealized depreciation from:

Investment transactions	(4,278,132)	(1,995,076)	(11,662,131)	(1,157,753)	(12,400,004)

Translation of assets and liabilities denominated in foreign currencies	(26,568)	(10,490)	(11,235)	(1,701)	(9,407)
Net change in unrealized depreciation	(4,304,700)	(2,005,566)	(11,673,366)	(1,159,454)	(12,409,411)
Net realized and unrealized loss on investments	(5,561,550)	(2,336,707)	(14,024,162)	(2,109,600)	(14,361,704)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,974,679)	$(2,080,380)	$(12,982,202)	$(2,004,262)	$(12,464,662)
[1]	Net of foreign withholding tax of $71,733, $30,409, $128,922, $13,830 and $258,885, respectively.

See Notes to Financial Statements.

42	WisdomTree International Dividend Sector Funds

Statements of Changes in Net Assets

WisdomTree International Dividend Sector Funds

	WisdomTree International Basic Materials Sector Fund		WisdomTree International Communications Sector Fund		WisdomTree International Consumer Discretionary Sector Fund
	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,081,430	$1,341,000	$928,795	$1,057,031	$101,583	$126,893

Net realized gain (loss) on investments and foreign currency related transactions	(325,270)	2,519,524	(2,187,900)	397,474	(39,305)	133,185

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(24,112,821)	(3,091,951)	(5,104,350)	(1,583,125)	(1,454,423)	(911,033)
Net increase (decrease) in net assets resulting from operations	(23,356,661)	768,573	(6,363,455)	(128,620)	(1,392,145)	(650,955)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	(733,228)	—	(964,567)	—	(125,695)

Capital gains	—	(2,296)	—	(2,148)	—	(7,952)
Total dividends and distributions	—	(735,524)	—	(966,715)	—	(133,647)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	7,868,329	115,555,895	18,309,854	21,055,140	4,973,804	6,514,367

Cost of shares redeemed	(26,200,727)	(28,487,717)	(17,901,471)	(12,661,696)	(4,973,804)	(6,514,494)
Net increase (decrease) in net assets resulting from capital share transactions	(18,332,398)	87,068,178	408,383	8,393,444	—	(127)
Net Increase (Decrease) in Net Assets	(41,689,059)	87,101,227	(5,955,072)	7,298,109	(1,392,145)	(784,729)
NET ASSETS:

Beginning of period	$93,506,960	$6,405,733	$30,471,675	$23,173,566	$5,304,233	$6,088,962

End of period	$51,817,901	$93,506,960	$24,516,603	$30,471,675	$3,912,088	$5,304,233
Undistributed net investment income included in net assets at end of period	$1,744,838	$663,408	$1,065,030	$136,235	$131,284	$29,701
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,600,000	200,004	1,000,000	800,004	200,000	200,004

Shares created	200,000	3,200,000	600,000	600,000	200,000	200,000

Shares redeemed	(800,000)	(800,004)	(600,000)	(400,004)	(200,000)	(200,004)
Shares outstanding, end of period	2,000,000	2,600,000	1,000,000	1,000,000	200,000	200,000

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	43

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend Sector Funds

	WisdomTree International Consumer Staples Sector Fund		WisdomTree International Energy Sector Fund		WisdomTree International Financial Sector Fund
	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$461,449	$610,002	$1,291,661	$1,049,785	$586,871	$712,259

Net realized gain (loss) on investments and foreign currency related transactions	(1,300,500)	624,740	1,007,059	1,147,508	(1,256,850)	(223,369)

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(3,837,438)	(1,215,218)	(15,036,211)	(897,949)	(4,304,700)	(2,738,864)
Net increase (decrease) in net assets resulting from operations	(4,676,489)	19,524	(12,737,491)	1,299,344	(4,974,679)	(2,249,974)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	(495,845)	—	(844,975)	—	(588,762)

Capital gains	—	(5,840)	—	(8,112)	—	(48,176)
Total dividends and distributions	—	(501,685)	—	(853,087)	—	(636,938)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	5,298,399	23,039,884	23,273,271	47,397,442	4,399,586	5,885,784

Cost of shares redeemed	(15,726,876)	(11,451,874)	(25,910,210)	(13,122,193)	(4,399,586)	(5,885,903)
Net increase (decrease) in net assets resulting from capital share transactions	(10,428,477)	11,588,010	(2,636,939)	34,275,249	—	(119)
Net Increase (Decrease) in Net Assets	(15,104,966)	11,105,849	(15,374,430)	34,721,506	(4,974,679)	(2,887,031)
NET ASSETS:

Beginning of period	$33,688,566	$22,582,717	$57,561,506	$22,840,000	$19,434,158	$22,321,189

End of period	$18,583,600	$33,688,566	$42,187,076	$57,561,506	$14,459,479	$19,434,158
Undistributed net investment income included in net assets at end of period	$722,746	$261,297	$1,609,602	$317,941	$763,524	$176,653
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,200,000	800,004	1,800,000	800,004	800,000	800,004

Shares created	200,000	800,000	600,000	1,400,000	200,000	200,000

Shares redeemed	(600,000)	(400,004)	(800,000)	(400,004)	(200,000)	(200,004)
Shares outstanding, end of period	800,000	1,200,000	1,600,000	1,800,000	800,000	800,000

See Notes to Financial Statements.

44	WisdomTree International Dividend Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend Sector Funds

	WisdomTree International Health Care Sector Fund		WisdomTree International Industrial Sector Fund		WisdomTree International Technology Sector Fund
	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$256,327	$722,588	$1,041,960	$843,342	$105,338	$136,673

Net realized gain (loss) on investments and foreign currency related transactions	(331,141)	551,969	(2,350,796)	781,829	(950,146)	414,431

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,005,566)	(2,676,846)	(11,673,366)	(3,952,002)	(1,159,454)	(1,639,373)
Net decrease in net assets resulting from operations	(2,080,380)	(1,402,289)	(12,982,202)	(2,326,831)	(2,004,262)	(1,088,269)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	(552,012)	—	(634,622)	—	(85,181)

Capital gains	—	(10,660)	—	(39,830)	—	(868)
Total dividends and distributions	—	(562,672)	—	(674,452)	—	(86,049)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	9,922,287	16,009,333	5,911,137	39,441,811	4,770,546	24,935,291

Cost of shares redeemed	(9,867,406)	(10,452,443)	(10,527,069)	(12,948,475)	(4,770,546)	(19,629,650)
Net increase in net assets resulting from capital share transactions	54,881	5,556,890	(4,615,932)	26,493,336	—	5,305,641
Net Increase (Decrease) in Net Assets	(2,025,499)	3,591,929	(17,598,134)	23,492,053	(2,004,262)	4,131,323
NET ASSETS:

Beginning of period	$25,127,896	$21,535,967	$48,401,703	$24,909,650	$9,377,721	$5,246,398

End of period	$23,102,397	$25,127,896	$30,803,569	$48,401,703	$7,373,459	$9,377,721
Undistributed net investment income included in net assets at end of period	$546,214	$289,887	$1,343,144	$301,184	$173,304	$67,966
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,000,000	800,004	1,600,000	800,004	400,000	200,004

Shares created	400,000	600,000	200,000	1,200,000	200,000	1,000,000

Shares redeemed	(400,000)	(400,004)	(400,000)	(400,004)	(200,000)	(800,004)
Shares outstanding, end of period	1,000,000	1,000,000	1,400,000	1,600,000	400,000	400,000

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	45

Statements of Changes in Net Assets (concluded)

WisdomTree International Dividend Sector Funds

	WisdomTree International Utilities Sector Fund
	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,897,042	$826,284

Net realized gain (loss) on investments and foreign currency related transactions	(1,952,293)	3,072,352

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(12,409,411)	(5,485,398)
Net decrease in net assets resulting from operations	(12,464,662)	(1,586,762)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	(775,076)

Capital gains	—	(2,828)
Total dividends and distributions	—	(777,904)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	12,930,101	83,117,506

Cost of shares redeemed	(24,568,753)	(25,959,870)
Net increase (decrease) in net assets resulting from capital share transactions	(11,638,652)	57,157,636
Net Increase (Decrease) in Net Assets	(24,103,314)	54,792,970
NET ASSETS:

Beginning of period	$78,561,385	$23,768,415

End of period	$54,458,071	$78,561,385
Undistributed net investment income included in net assets at end of period	$2,043,741	$146,699
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,400,000	800,004

Shares created	400,000	2,400,000

Shares redeemed	(800,000)	(800,004)
Shares outstanding, end of period	2,000,000	2,400,000

See Notes to Financial Statements.

46	WisdomTree International Dividend Sector Funds

Financial Highlights

WisdomTree International Dividend Sector Funds

September 30, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Basic Materials Sector Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$35.96	$32.03	$25.46
Investment operations:
Net investment income[2]	0.44	0.61	0.25
Net realized and unrealized gain (loss)	(10.49)	3.58	6.32
Total from investment operations	(10.05)	4.19	6.57
Dividends and distributions to shareholders:
Net investment income	—	(0.26)	—
Capital gains	—	(0.00)[3]	—
Total dividends and distributions to shareholders	—	(0.26)	—
Net asset value, end of period	$25.91	$35.96	$32.03

TOTAL RETURN[4]	(27.95)%	13.09%	25.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$51,818	$93,507	$6,406
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[5]	0.58%	0.58%[5]
Expenses, prior to expense reimbursements	0.58%[5]	0.58%	0.88%[5]
Net investment income	2.36%[5]	1.62%	1.89%[5]
Portfolio turnover rate[6]	32%	11%	0%[7]

WisdomTree International Communications Sector Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$30.47	$28.97	$25.38
Investment operations:
Net investment income[2]	0.96	1.17	0.16
Net realized and unrealized gain (loss)	(6.91)	1.13	3.61
Total from investment operations	(5.95)	2.30	3.77
Dividends and distributions to shareholders:
Net investment income	—	(0.80)	(0.18)
Capital gains	—	(0.00)[3]	(0.00)[3]
Total dividends and distributions to shareholders	—	(0.80)	(0.18)
Net asset value, end of period	$24.52	$30.47	$28.97

TOTAL RETURN[4]	(19.53)%	7.62%	14.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$24,517	$30,472	$23,174
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[5]	0.58%	0.58%[5]
Expenses, prior to expense reimbursements	0.58%[5]	0.58%	0.72%[5]
Net investment income	6.38%[5]	3.56%	1.43%[5]
Portfolio turnover rate[6]	45%	19%	0%[7]
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[7]	Amount represents less than 1%.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	47

Financial Highlights (continued)

WisdomTree International Dividend Sector Funds

September 30, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Consumer Discretionary Sector Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$26.52	$30.44	$25.27
Investment operations:
Net investment income[2]	0.51	0.64	0.15
Net realized and unrealized gain (loss)	(7.47)	(3.89)	5.06
Total from investment operations	(6.96)	(3.25)	5.21
Dividends and distributions to shareholders:
Net investment income	—	(0.63)	(0.04)
Capital gains	—	(0.04)	(0.00)[3]
Total dividends and distributions to shareholders	—	(0.67)	(0.04)
Net asset value, end of period	$19.56	$26.52	$30.44

TOTAL RETURN[4]	(26.24)%	(10.82)%	20.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,912	$5,304	$6,089
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[5]	0.58%	0.58%[5]
Expenses, prior to expense reimbursements	0.58%[5]	0.58%	0.89%[5]
Net investment income	4.15%[5]	2.11%	1.18%[5]
Portfolio turnover rate[6]	27%	21%	3%

WisdomTree International Consumer Staples Sector Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$28.07	$28.23	$24.89
Investment operations:
Net investment income[2]	0.46	0.66	0.25
Net realized and unrealized gain (loss)	(5.30)	(0.31)	3.11
Total from investment operations	(4.84)	0.35	3.36
Dividends and distributions to shareholders:
Net investment income	—	(0.50)	(0.02)
Capital gains	—	(0.01)	(0.00)[3]
Total dividends and distributions to shareholders	—	(0.51)	(0.02)
Net asset value, end of period	$23.23	$28.07	$28.23

TOTAL RETURN[4]	(17.24)%	1.12%	13.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$18,584	$33,689	$22,583
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[5]	0.58%	0.58%[5]
Expenses, prior to expense reimbursements	0.58%[5]	0.58%	0.69%[5]
Net investment income	3.39%[5]	2.30%	2.08%[5]
Portfolio turnover rate[6]	41%	8%	2%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

48	WisdomTree International Dividend Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend Sector Funds

September 30, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Energy Sector Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$31.98	$28.55	$25.44
Investment operations:
Net investment income[2]	0.67	0.79	0.22
Net realized and unrealized gain (loss)	(6.28)	3.18	2.92
Total from investment operations	(5.61)	3.97	3.14
Dividends and distributions to shareholders:
Net investment income	—	(0.53)	(0.03)
Capital gains	—	(0.01)	—
Total dividends and distributions to shareholders	—	(0.54)	(0.03)
Net asset value, end of period	$26.37	$31.98	$28.55

TOTAL RETURN[3]	(17.54)%	13.84%	12.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$42,187	$57,562	$22,840
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[4]	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%[4]	0.58%	0.69%[4]
Net investment income	3.85%[4]	2.43%	1.82%[4]
Portfolio turnover rate[5]	26%	13%	1%

WisdomTree International Financial Sector Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$24.29	$27.90	$25.34
Investment operations:
Net investment income[2]	0.73	0.89	0.19
Net realized and unrealized gain (loss)	(6.95)	(3.70)	2.42
Total from investment operations	(6.22)	(2.81)	2.61
Dividends and distributions to shareholders:
Net investment income	—	(0.74)	(0.05)
Capital gains	—	(0.06)	(0.00)[6]
Total dividends and distributions to shareholders	—	(0.80)	(0.05)
Net asset value, end of period	$18.07	$24.29	$27.90

TOTAL RETURN[3]	(25.61)%	(10.29)%	10.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$14,459	$19,434	$22,321
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[4]	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%[4]	0.58%	0.86%[4]
Net investment income	6.54%[4]	3.24%	1.98%[4]
Portfolio turnover rate[5]	29%	15%	5%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Amount represents less than $0.005.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	49

Financial Highlights (continued)

WisdomTree International Dividend Sector Funds

September 30, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Health Care Sector Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$25.13	$26.92	$24.93
Investment operations:
Net investment income[2]	0.28	0.82	0.22
Net realized and unrealized gain (loss)	(2.31)	(2.05)	1.78
Total from investment operations	(2.03)	(1.23)	2.00
Dividends and distributions to shareholders:
Net investment income	—	(0.55)	(0.01)
Capital gains	—	(0.01)	—
Total dividends and distributions to shareholders	—	(0.56)	(0.01)
Net asset value, end of period	$23.10	$25.13	$26.92

TOTAL RETURN[3]	(8.08)%	(4.66)%	8.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$23,102	$25,128	$21,536
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[4]	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%[4]	0.58%	0.69%[4]
Net investment income	2.31%[4]	3.05%	1.81%[4]
Portfolio turnover rate[5]	12%	4%	3%

WisdomTree International Industrial Sector Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$30.25	$31.14	$25.39
Investment operations:
Net investment income[2]	0.66	0.64	0.23
Net realized and unrealized gain (loss)	(8.91)	(1.05)	5.54
Total from investment operations	(8.25)	(0.41)	5.77
Dividends and distributions to shareholders:
Net investment income	—	(0.45)	(0.02)
Capital gains	—	(0.03)	(0.00)[6]
Total dividends and distributions to shareholders	—	(0.48)	(0.02)
Net asset value, end of period	$22.00	$30.25	$31.14

TOTAL RETURN[3]	(27.27)%	(1.38)%	22.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$30,804	$48,402	$24,910
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[4]	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%[4]	0.58%	0.76%[4]
Net investment income	4.57%[4]	1.93%	1.98%[4]
Portfolio turnover rate[5]	26%	11%	1%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Amount represents less than $0.005.

See Notes to Financial Statements.

50	WisdomTree International Dividend Sector Funds

Financial Highlights (concluded)

WisdomTree International Dividend Sector Funds

September 30, 2008

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Technology Sector Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$23.44	$26.23	$25.13
Investment operations:
Net investment income[2]	0.26	0.36	0.11
Net realized and unrealized gain (loss)	(5.27)	(2.94)	1.02
Total from investment operations	(5.01)	(2.58)	1.13
Dividends and distributions to shareholders:
Net investment income	—	(0.21)	(0.03)
Capital gains	—	(0.00)[3]	—
Total dividends and distributions to shareholders	—	(0.21)	(0.03)
Net asset value, end of period	$18.43	$23.44	$26.23

TOTAL RETURN[4]	(21.37)%	(9.85)%	4.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,373	$9,378	$5,246
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[5]	0.58%	0.58%[5]
Expenses, prior to expense reimbursements	0.58%[5]	0.58%	0.91%[5]
Net investment income	2.25%[5]	1.28%	0.87%[5]
Portfolio turnover rate[6]	59%	14%	2%

WisdomTree International Utilities Sector Fund	For the Six Months Ended September 30, 2008 (unaudited)	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$32.73	$29.71	$24.96
Investment operations:
Net investment income[2]	0.82	0.55	0.18
Net realized and unrealized gain (loss)	(6.32)	2.75	4.61
Total from investment operations	(5.50)	3.30	4.79
Dividends and distributions to shareholders:
Net investment income	—	(0.28)	(0.04)
Capital gains	—	(0.00)[3]	—
Total dividends and distributions to shareholders	—	(0.28)	(0.04)
Net asset value, end of period	$27.23	$32.73	$29.71

TOTAL RETURN[4]	(16.80)%	11.05%	19.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$54,458	$78,561	$23,768
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[5]	0.58%	0.58%[5]
Expenses, prior to expense reimbursements	0.58%[5]	0.58%	0.68%[5]
Net investment income	5.07%[5]	1.62%	1.38%[5]
Portfolio turnover rate[6]	34%	13%	1%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	51

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2008, the Trust offered 49 investment funds (each a “Fund”, collectively, the “Funds”). The Funds described herein, commenced operations on October 13, 2006.

These financial statements relate only to the WisdomTree International Basic Materials Sector Fund (“International Basic Materials Sector Fund”), WisdomTree International Communications Sector Fund (“International Communications Sector Fund”), WisdomTree International Consumer Discretionary Sector Fund (“International Consumer Discretionary Sector Fund”), WisdomTree International Consumer Staples Sector Fund (“International Consumer Staples Sector Fund”), WisdomTree International Energy Sector Fund (“International Energy Sector Fund”), WisdomTree International Financial Sector Fund (“International Financial Sector Fund”), WisdomTree International Health Care Sector Fund (“International Health Care Sector Fund”), WisdomTree International Industrial Sector Fund (“International Industrial Sector Fund”), WisdomTree International Technology Sector Fund (“International Technology Sector Fund”) and WisdomTree International Utilities Sector Fund (“International Utilities Sector Fund”), together the “International Dividend Sector Funds.”

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“Wisdom Tree Investments”). Each Fund described here in is considered to be non-diversified.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “FairValue Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict and acts of terrorism.

52	WisdomTree International Dividend Sector Funds

Notes to Financial Statements (unaudited) (continued)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of September 30, 2008 in valuing each Fund’s assets carried at fair value:

Fund	Level 1 –Quoted Prices Valuation Inputs	Level 2 –Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
International Basic Materials Sector Fund	$51,414,640	$—	$—	$51,414,640
International Communications Sector Fund	24,236,441	—	—	24,236,441
International Consumer Discretionary Sector Fund	3,862,587	—	—	3,862,587
International Consumer Staples Sector Fund	18,350,526	—	—	18,350,526
International Energy Sector Fund	41,909,706	—	—	41,909,706
International Financial Sector Fund	14,250,320	1,172	—	14,251,492
International Health Care Sector Fund	22,955,526	—	—	22,955,526
International Industrial Sector Fund	30,587,141	—	—	30,587,141
International Technology Sector Fund	7,307,651	—	—	7,307,651
International Utilities Sector Fund	54,183,670	—	—	54,183,670

(b) Investment Transactions — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

(d) Investment Income — Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

(e) Expenses/Reimbursements — WisdomTree Asset Management (“WTAM”) has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $171,869 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the six month period ended September 30, 2008.

(f) Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

(g) Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset

WisdomTree International Dividend Sector Funds	53

Notes to Financial Statements (unaudited) (continued)

future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

The Funds adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. Management has evaluated the application of FIN 48 to the Funds, and has determined that there is no impact resulting from the adoption of this interpretation on the Funds’ financial statements.

(h) Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. ADVISER FEES AND TRANSACTIONS

As investment adviser, WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, WTAM agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WTAM arranges for the provision of chief compliance officer (“CCO”) services with respect to each Fund and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. The fees paid to WTAM for providing advisory services are listed below.

Fund	Fee Rate
International Basic Materials Sector Fund	0.58%
International Communications Sector Fund	0.58%
International Consumer Discretionary Sector Fund	0.58%
International Consumer Staples Sector Fund	0.58%
International Energy Sector Fund	0.58%
International Financial Sector Fund	0.58%
International Health Care Sector Fund	0.58%
International Industrial Sector Fund	0.58%
International Technology Sector Fund	0.58%
International Utilities Sector Fund	0.58%

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the six months ended September 30, 2008, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2008, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of

54	WisdomTree International Dividend Sector Funds

Notes to Financial Statements (unaudited) (continued)

Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the six months ended September 30, 2008 were as follows:

Fund	Purchases	Sales
International Basic Materials Sector Fund	$29,992,849	$28,393,200
International Communications Sector Fund	13,326,465	12,549,896
International Consumer Discretionary Sector Fund	1,391,195	1,291,918
International Consumer Staples Sector Fund	10,833,090	10,723,487
International Energy Sector Fund	16,858,040	16,854,099
International Financial Sector Fund	5,490,393	4,972,942
International Health Care Sector Fund	3,135,838	2,738,945
International Industrial Sector Fund	12,326,764	11,372,923
International Technology Sector Fund	5,540,856	5,365,736
International Utilities Sector Fund	26,835,976	25,491,469

For the six months ended September 30, 2008, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Redemptions
International Basic Materials Sector Fund	$4,277,685	$22,329,329
International Communications Sector Fund	12,390,080	12,015,574
International Consumer Discretionary Sector Fund	441,291	441,653
International Consumer Staples Sector Fund	3,023,913	13,152,082
International Energy Sector Fund	21,902,831	23,142,919
International Financial Sector Fund	50,401	50,427
International Health Care Sector Fund	6,170,180	6,164,245
International Industrial Sector Fund	3,894,198	8,433,843
International Technology Sector Fund	346,747	356,873
International Utilities Sector Fund	6,375,102	17,711,889

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

6. FEDERAL INCOME TAXES

At September 30, 2008, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
International Basic Materials Sector Fund	$77,272,082	$122,589	$(25,980,031)	$(25,857,442)
International Communications Sector Fund	30,498,656	58,065	(6,320,280)	(6,262,215)
International Consumer Discretionary Sector Fund	5,171,107	115,471	(1,423,991)	(1,308,520)
International Consumer Staples Sector Fund	21,857,832	54,374	(3,561,680)	(3,507,306)
International Energy Sector Fund	56,764,794	737,407	(15,592,495)	(14,855,088)
International Financial Sector Fund	20,575,917	58,901	(6,383,326)	(6,324,425)
International Health Care Sector Fund	26,842,173	289,345	(4,175,992)	(3,886,647)
International Industrial Sector Fund	44,748,201	126,350	(14,287,410)	(14,161,060)
International Technology Sector Fund	9,875,627	49,523	(2,617,499)	(2,567,976)
International Utilities Sector Fund	70,133,570	384,055	(16,333,955)	(15,949,900)

WisdomTree International Dividend Sector Funds	55

Notes to Financial Statements (unaudited) (concluded)

7. NEW ACCOUNTING PRONOUNCEMENT

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

56	WisdomTree International Dividend Sector Funds

General Information

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund’s portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2008, is available without charge, upon request (i) by calling 1-866-909-WISE, (ii) on the Trust’s website at www.wisdomtree.com and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330). (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

WisdomTree International Dividend Sector Funds	57

The WisdomTree® Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of September 30, 2008:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree High-Yielding Equity Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend Top 100 Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA High-Yielding Equity Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Europe High-Yielding Equity Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree Japan High-Yielding Equity Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend Top 100 Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Emerging Markets High-Yielding Equity Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Communications Sector Fund (DGG)

WisdomTree International Consumer Discretionary Sector Fund (DPC)

WisdomTree International Consumer Staples Sector Fund (DPN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Earnings Top 100 Fund (EEZ)

WisdomTree Low P/E Fund (EZY)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Income Funds

WisdomTree U.S. Current Income Fund (USY)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission (“SEC”) as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging or frontier markets are generally less liquid and less efficient than developed markets. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk and the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Unlike typical exchange-traded funds, there are no indexes that the currency Funds attempt to track or replicate. Thus, the ability of the currency Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Funds’ prospectus for specific details regarding each Fund’s risk profile. Transaction in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 10017

1.866.909.WISE (9473)

www.wisdomtree.com

WisdomTree International Dividend Sector ETFs

WisdomTree International Basic Materials Sector Fund

WisdomTree International Communications Sector Fund

WisdomTree International Consumer Discretionary Sector Fund

WisdomTree International Consumer Staples Sector Fund

WisdomTree International Energy Sector Fund

WisdomTree International Financial Sector Fund

WisdomTree International Health Care Sector Fund

WisdomTree International Industrial Sector Fund

WisdomTree International Technology Sector Fund

WisdomTree International Utilities Sector Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS001466 (11/2009)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, is made known to them by others within those entities.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Amendments to Code of Ethics — Not applicable.

(a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WisdomTree Trust

By:	/s/ Jonathan L. Steinberg
Name:	Jonathan L. Steinberg
Title:	President

Date: December 5, 2008

By:	/s/ Amit Muni
Name:	Amit Muni
Title:	Treasurer

Date: December 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Name:	Jonathan L. Steinberg
Title:	President

Date: December 5, 2008

By:	/s/ Amit Muni
Name:	Amit Muni
Title:	Treasurer

Date: December 5, 2008